UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—100.41%
BIOTECHNOLOGY—50.41%
AEterna Zentaris Inc. (1)	436,447	$2,007,656
Affymetrix Inc. (1) (2)	410,456	22,135,892
Alexion Pharmaceuticals Inc. (1)	324,747	7,482,171
Amgen Inc. (1)	4,070,575	246,106,964
Arena Pharmaceuticals Inc. (1) (2)	258,934	1,765,930
ARIAD Pharmaceuticals Inc. (1) (2)	576,755	3,841,188
ArQule Inc. (1)	316,770	2,052,670
Barrier Therapeutics Inc. (1)	273,670	2,170,203
Biogen Idec Inc. (1)	1,364,497	47,006,922
Celgene Corp. (1)	767,263	31,281,312
Cell Genesys Inc. (1) (2)	701,795	3,754,603
Chiron Corp. (1) (2)	654,766	22,844,786
Ciphergen Biosystems Inc. (1) (2)	213,613	408,001
Corgentech Inc. (1)	345,511	898,329
CuraGen Corp. (1) (2)	460,783	2,368,425
Curis Inc. (1) (2)	336,983	1,314,234
Cytokinetics Inc. (1)	279,312	1,941,218
deCODE genetics Inc. (1) (2)	714,072	6,705,136
Digene Corp. (1) (2)	321,446	8,897,625
Diversa Corp. (1)	545,427	2,841,675
Encysive Pharmaceuticals Inc. (1) (2)	620,946	6,712,426
Enzon Pharmaceuticals Inc. (1)	613,990	3,978,655
Exelixis Inc. (1) (2)	1,095,506	8,139,610
Gene Logic Inc. (1)	151,054	499,989
Genitope Corp. (1) (2)	315,570	4,051,919
Genzyme Corp. (1)	935,338	56,204,460
Geron Corp. (1) (2)	709,560	5,491,994
GTx Inc. (1) (2)	211,880	2,106,087
Harvard Bioscience Inc. (1)	185,931	583,823
Human Genome Sciences Inc. (1) (2)	693,703	8,033,081
ICOS Corp. (1) (2)	288,997	6,118,066
ID Biomedical Corp. (1) (2)	657,422	10,742,275
Illumina Inc. (1) (2)	361,297	4,360,855
Immunogen Inc. (1)	382,547	2,214,947
Immunomedics Inc. (1) (2)	698,597	1,194,601
Incyte Corp. (1) (2)	1,036,399	7,410,253
InterMune Inc. (1) (2)	550,540	7,179,042
Invitrogen Corp. (1) (2)	220,814	18,391,598
Keryx Biopharmaceuticals Inc. (1) (2)	394,041	5,201,341
Lexicon Genetics Inc. (1)	611,857	3,022,574
LifeCell Corp. (1)	274,754	4,343,861
Martek Biosciences Corp. (1) (2)	240,893	9,141,889
MedImmune Inc. (1)	941,931	25,168,396
Millennium Pharmaceuticals Inc. (1) (2)	1,199,678	11,121,015
Myogen Inc. (1) (2)	306,564	2,142,882
Myriad Genetics Inc. (1)	319,738	5,003,900
Nektar Therapeutics (1)	1,080,234	18,191,141
Neurochem Inc. (1) (2)	427,919	4,300,586
Novavax Inc. (1) (2)	482,236	636,551

Orchid Cellmark Inc. (1)	224,208	2,423,688
Oscient Pharmaceuticals Corp. (1)	832,802	2,206,925
Praecis Pharmaceuticals Inc. (1) (2)	939,271	488,421
Protein Design Labs Inc. (1) (2)	823,481	16,642,551
Qiagen NV (1) (2)	994,823	11,480,257
Regeneron Pharmaceuticals Inc. (1) (2)	853,426	7,160,244
Savient Pharmaceuticals Inc. (1)	539,736	2,380,236
Seattle Genetics Inc. (1) (2)	373,721	2,003,145
Serologicals Corp. (1) (2)	383,727	8,154,199
SuperGen Inc. (1) (2)	502,449	2,482,098
Telik Inc. (1) (2)	595,520	9,683,155
Tercica Inc. (1)	309,003	2,685,236
Third Wave Technologies Inc. (1)	395,663	1,554,956
Transkaryotic Therapies Inc. (1) (2)	455,842	16,674,700
Vasogen Inc. (1) (2)	839,058	4,119,775
Vertex Pharmaceuticals Inc. (1) (2)	909,663	15,318,725
ViroLogic Inc. (1)	1,218,131	3,020,965
XOMA Ltd. (1) (2)	1,498,387	2,532,274

		770,524,307

COMMERCIAL SERVICES—1.27%
Albany Molecular Research Inc. (1) (2)	433,503	6,069,042
PAREXEL International Corp. (1)	358,478	7,115,788
SFBC International Inc. (1) (2)	160,039	6,182,307

		19,367,137

HEALTH CARE - PRODUCTS—1.90%
Biosite Inc. (1)	181,219	9,965,233
Bioveris Corp. (1) (2)	239,392	1,046,143
Caliper Life Sciences Inc. (1) (2)	178,890	1,001,784
EPIX Pharmaceuticals Inc. (1) (2)	252,462	2,234,289
Luminex Corp. (1)	358,852	3,531,104
TECHNE Corp. (1) (2)	244,185	11,210,533

		28,989,086

PHARMACEUTICALS—46.83%
Abgenix Inc. (1) (2)	893,065	7,662,498
Able Laboratories Inc. (1) (2)	147,899	514,689
Accelrys Inc. (1) (2)	313,116	1,549,924
Adolor Corp. (1) (2)	538,613	4,982,170
Alkermes Inc. (1) (2)	866,362	11,453,306
American Pharmaceutical Partners Inc. (1) (2)	393,624	16,236,990
Amylin Pharmaceuticals Inc. (1) (2)	496,758	10,397,145
Angiotech Pharmaceuticals Inc. (1)	462,841	6,414,976
Antigenics Inc. (1) (2)	565,907	3,061,557
Array BioPharma Inc. (1)	230,047	1,449,296
AtheroGenics Inc. (1) (2)	585,491	9,356,146
Axcan Pharma Inc. (1) (2)	864,260	13,205,893
Bioenvision Inc. (1)	439,860	3,202,181
BioMarin Pharmaceutical Inc. (1)	859,724	6,439,333
Bone Care International Inc. (1)	207,784	6,850,638
Cell Therapeutics Inc. (1) (2)	709,002	1,921,395
Cephalon Inc. (1) (2)	298,112	11,867,839
Connetics Corp. (1) (2)	510,923	9,012,682
Corixa Corp. (1)	674,538	2,954,476
Cubist Pharmaceuticals Inc. (1) (2)	668,215	8,800,392
CV Therapeutics Inc. (1) (2)	492,776	11,048,038
Cypress Bioscience Inc. (1)	345,835	4,565,022
Dendreon Corp. (1) (2)	604,344	3,160,719
Depomed Inc. (1) (2)	450,661	1,969,389
Discovery Laboratories Inc. (1)	541,819	3,949,860
DOV Pharmaceutical Inc. (1)	199,453	3,721,793
Dyax Corp. (1) (2)	422,791	1,995,574

Endo Pharmaceuticals Holdings Inc. (1)	690,179	18,137,904
Eon Labs Inc. (1)	500,758	15,343,225
Eyetech Pharmaceuticals Inc. (1) (2)	313,551	3,963,285
First Horizon Pharmaceutical Corp. (1) (2)	411,135	7,828,010
Flamel Technologies SA ADR (1)	252,587	4,573,088
Genta Inc. (1) (2)	1,338,642	1,579,598
Gilead Sciences Inc. (1)	1,599,578	70,365,436
Guilford Pharmaceuticals Inc. (1) (2)	391,915	889,647
Hollis-Eden Pharmaceuticals Inc. (1) (2)	200,740	1,485,476
Idenix Pharmaceuticals Inc. (1) (2)	444,597	9,638,863
ImClone Systems Inc. (1) (2)	404,990	12,542,540
Impax Laboratories Inc. (1) (2)	885,434	13,901,314
Indevus Pharmaceuticals Inc. (1) (2)	457,670	1,171,635
Inspire Pharmaceuticals Inc. (1) (2)	655,619	5,520,312
Introgen Therapeutics Inc. (1) (2)	253,537	1,632,778
Isis Pharmaceuticals Inc. (1) (2)	721,509	2,821,100
ISTA Pharmaceuticals Inc. (1) (2)	218,893	1,821,190
Kos Pharmaceuticals Inc. (1) (2)	375,965	24,625,707
Ligand Pharmaceuticals Inc. Class B (1) (2)	817,258	5,679,943
MannKind Corp. (1) (2)	366,660	3,684,933
Medarex Inc. (1) (2)	1,573,110	13,104,006
Medicines Co. (The) (1) (2)	390,499	9,133,772
MGI Pharma Inc. (1) (2)	636,281	13,845,475
Nabi Biopharmaceuticals (1) (2)	766,157	11,668,571
NeoPharm Inc. (1)	255,726	2,554,703
Neurocrine Biosciences Inc. (1) (2)	230,410	9,691,045
NitroMed Inc. (1) (2)	356,723	6,938,262
Northfield Laboratories Inc. (1) (2)	231,763	3,316,529
Noven Pharmaceuticals Inc. (1) (2)	182,167	3,184,279
NPS Pharmaceuticals Inc. (1) (2)	390,047	4,427,033
Nuvelo Inc. (1)	374,628	2,895,874
Onyx Pharmaceuticals Inc. (1) (2)	516,109	12,324,683
OSI Pharmaceuticals Inc. (1) (2)	481,508	19,679,232
Pain Therapeutics Inc. (1) (2)	342,221	2,309,992
Penwest Pharmaceuticals Co. (1) (2)	181,594	2,146,441
Perrigo Co.	909,250	12,674,945
Pharmacyclics Inc. (1) (2)	214,090	1,607,816
Pharmion Corp. (1) (2)	361,234	8,384,241
POZEN Inc. (1)	286,701	2,350,948
Priority Healthcare Corp. Class B (1) (2)	469,801	11,914,153
Progenics Pharmaceuticals Inc. (1)	242,042	5,048,996
QLT Inc. (1) (2)	782,361	8,152,202
Rigel Pharmaceuticals Inc. (1) (2)	208,751	4,158,320
Salix Pharmaceuticals Ltd. (1) (2)	437,806	7,731,654
Santarus Inc. (1) (2)	440,113	1,804,463
SciClone Pharmaceuticals Inc. (1)	537,496	2,413,357
Sepracor Inc. (1) (2)	529,096	31,751,051
Shire Pharmaceuticals Group PLC ADR	410,245	13,456,036
Tanox Inc. (1)	659,519	7,729,563
Taro Pharmaceutical Industries Ltd. (1) (2)	168,222	4,890,214
Teva Pharmaceutical Industries Ltd. ADR (2)	1,646,844	51,282,722
Trimeris Inc. (1) (2)	324,588	3,239,388
United Therapeutics Inc. (1) (2)	284,778	13,726,300
Vicuron Pharmaceuticals Inc. (1)	627,128	17,496,871
VIVUS Inc. (1) (2)	476,852	1,757,200
Zymogenetics Inc. (1)	690,726	12,156,777

		715,897,019

TOTAL COMMON STOCKS (Cost: $1,740,358,294)		1,534,777,549

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—26.94%
COMMERCIAL PAPER (3)—7.28%
Alpine Securitization Corp.
3.29%, 08/08/05	$586,266	584,230
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	3,939,042	3,931,085
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	8,989,410	8,972,487
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	977,110	973,525
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	3,717,805	3,711,538
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,954,220	1,952,526
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	754,602	754,277
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	703,636	702,897
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	1,954,220	1,950,753
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	2,446,917	2,443,101
Charta LLC
3.31%, 08/11/05 (4)	2,931,329	2,920,279
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	1,836,966	1,835,439
Dexia Delaware LLC
3.04%, 07/01/05	2,591,295	2,591,295
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	1,465,665	1,457,154
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	3,233,198	3,219,683
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	5,183,509	5,174,558
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	390,844	389,470
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	2,116,576	2,113,056
General Electric Capital Corp.
2.74%, 07/07/05	977,110	976,664
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	1,856,509	1,854,001
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	6,507,551	6,480,043
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	5,911,260	5,902,534
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	977,110	977,110
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	2,859,766	2,857,223
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	3,732,559	3,728,044
Nordea North America Inc.
2.74%, 07/11/05	977,110	976,366
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	3,888,897	3,881,532
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	977,891	977,892

Polonius Inc.
3.15%, 07/11/05 (4)	1,367,954	1,366,757
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	6,356,470	6,352,312
Santander Central Hispano
2.75%, 07/08/05	2,442,774	2,441,471
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	3,495,884	3,489,061
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	7,107,497	7,088,363
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	6,362,919	6,356,242
Three Pillars Funding Corp.
3.30%, 07/28/05	284,163	283,460
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	3,810,728	3,810,728
UBS Finance Delaware LLC
3.03%, 07/01/05	2,931,329	2,931,329
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,700,171	1,696,380
Yorktown Capital LLC
3.15%, 07/13/05	1,135,812	1,134,619

		111,239,484

FLOATING RATE NOTES (3)—12.29%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	3,634,848	3,634,871
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	4,787,838	4,787,876
American Express Centurion Bank
3.29%, 06/29/06	781,688	781,688
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	5,569,526	5,570,194
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	1,270,243	1,270,243
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	1,270,243	1,270,068
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	10,044,689	10,044,590
BMW US Capital LLC
3.19%, 07/14/06 (4)	1,954,220	1,954,220
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	6,644,347	6,643,723
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	7,308,781	7,308,320
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	488,555	488,555
Credit Suisse First Boston
3.15%, 05/09/06	1,954,220	1,954,220
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	5,862,659	5,862,329
DEPFA Bank PLC
3.42%, 03/15/06	1,954,220	1,954,220
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	4,729,211	4,729,387
Fairway Finance LLC
3.21%, 10/20/05	781,688	781,676
Fifth Third Bancorp
3.26%, 04/21/06 (4)	3,908,439	3,908,439
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	1,367,954	1,367,999
General Electric Capital Corp.
3.28%, 07/07/06	879,399	880,347

General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	280,727	280,727
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	2,247,352	2,247,353
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,954,220	1,954,220
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	5,862,659	5,862,660
HSBC Bank USA N.A.
3.57%, 05/04/06	683,977	684,444
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	8,598,566	8,598,605
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	2,051,931	2,051,931
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	7,621,456	7,622,567
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	2,931,329	2,931,329
Marshall & Ilsley Bank
3.36%, 02/20/06	1,954,220	1,955,720
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	2,931,329	2,931,329
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	2,931,329	2,931,114
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	7,230,612	7,231,597
Norddeutsche Landesbank
3.11%, 07/27/05	1,954,220	1,954,171
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	5,862,659	5,862,659
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	7,523,745	7,523,745
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,465,665	1,465,735
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	5,545,098	5,543,537
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	1,074,821	1,074,694
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	11,158,594	11,158,879
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	1,954,220	1,954,220
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	3,029,040	3,028,363
SunTrust Bank
3.17%, 04/28/06	2,931,329	2,931,329
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	6,702,973	6,702,560
Toronto-Dominion Bank
3.81%, 06/20/06	2,442,774	2,443,006
UniCredito Italiano SpA
3.34%, 06/14/06	2,540,485	2,539,627
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	5,040,253	5,040,254
Wells Fargo & Co.
3.19%, 07/14/06 (4)	977,110	977,218
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	6,546,636	6,546,381
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	6,566,178	6,565,950
Winston Funding Ltd.
3.23%, 07/23/05 (4)	1,395,313	1,395,313

World Savings Bank
3.13%, 09/09/05	683,977	683,964

		187,868,166

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	7,816,878	7,816,878
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	110,858	110,858
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	283,083	283,083
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	685,064	685,064

		8,895,883

REPURCHASE AGREEMENTS (3)—4.48%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $33,194,702 and effective yields of 3.40% - 3.44%. (7)	$33,191,540	33,191,540
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $25,407,276 and effective yields of 3.43% - 3.44%. (7)	25,404,856	25,404,856
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $9,772,021 and an effective yield of 3.40%. (7)	9,771,098	9,771,098

		68,367,494

TIME DEPOSITS (3)—2.12%
American Express Centurion Bank
3.08%, 07/01/05	1,465,665	1,465,665
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,954,220	1,954,220
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,735,907	2,735,908
Credit Suisse First Boston
3.16%, 07/13/05	977,110	977,110
Deutsche Bank AG
3.31%, 07/01/05	80,358	80,358
HBOS Treasury Services PLC
3.39%, 12/14/05	1,172,532	1,172,532
Key Bank N.A.
3.34%, 07/01/05	5,862,659	5,862,659
Natexis Banques
2.98%, 08/18/05	1,954,220	1,954,220
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	3,517,595	3,517,508
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,563,376	1,563,365
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,367,954	1,367,935
US Bank N.A.
3.12%, 07/08/05	1,954,220	1,954,220
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	5,862,659	5,862,659

7

Wells Fargo Bank N.A.
3.04%, 07/01/05	1,954,220	1,954,220

		32,422,579

U.S. GOVERNMENT AGENCY NOTES (3)—0.19%
Federal National Mortgage Association
2.33%, 07/22/05	2,931,329	2,927,354

		2,927,354

TOTAL SHORT-TERM INVESTMENTS (Cost: $411,720,960)		411,720,960

TOTAL INVESTMENTS IN SECURITIES — 127.35% (Cost: $2,152,079,254) (8)		1,946,498,509
Other Assets, Less Liabilities — (27.35%)		(417,986,538)

NET ASSETS — 100.00%		$1,528,511,971

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $2,182,919,435. Net unrealized depreciation aggregated $236,420,926, of which $25,474,679 represented gross unrealized appreciation on securities and $261,895,605 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.86%
ADVERTISING—0.26%
Donnelley (R.H.) Corp. (1)	4,934	$305,809
Getty Images Inc. (1) (2)	9,061	672,870
Harte-Hanks Inc.	10,552	313,711
Interpublic Group of Companies Inc. (1) (2)	78,688	958,420
Lamar Advertising Co. (1) (2)	15,723	672,473
Omnicom Group Inc.	34,121	2,724,903
West Corp. (1)	3,910	150,144

		5,798,330

AEROSPACE & DEFENSE—1.80%
Alliant Techsystems Inc. (1) (2)	6,836	482,622
Boeing Co. (The)	153,929	10,159,314
General Dynamics Corp.	37,400	4,096,796
Goodrich (B.F.) Co. (2)	22,475	920,576
L-3 Communications Holdings Inc.	22,020	1,686,292
Lockheed Martin Corp.	68,673	4,454,818
Northrop Grumman Corp.	66,804	3,690,921
Raytheon Co. (2)	84,112	3,290,461
Rockwell Collins Inc.	33,067	1,576,635
Titan Corp. (The) (1)	15,829	359,951
United Technologies Corp. (2)	190,586	9,786,591

		40,504,977

AGRICULTURE—1.38%
Altria Group Inc.	385,643	24,935,676
Loews Corp. - Carolina Group	12,688	422,764
Monsanto Co.	49,828	3,132,686
Reynolds American Inc.	15,872	1,250,714
UST Inc. (2)	30,796	1,406,145

		31,147,985

AIRLINES—0.12%
AMR Corp. (1) (2)	30,057	363,990
JetBlue Airways Corp. (1) (2)	17,446	356,596
Southwest Airlines Co.	146,170	2,036,148

		2,756,734

APPAREL—0.42%
Coach Inc. (1)	70,124	2,354,063
Columbia Sportswear Co. (1) (2)	2,997	148,022
Jones Apparel Group Inc.	22,494	698,214
Liz Claiborne Inc.	20,386	810,547
Nike Inc. Class B	34,961	3,027,623
Polo Ralph Lauren Corp.	10,228	440,929
Quiksilver Inc. (1)	22,070	352,679
Reebok International Ltd. (2)	8,996	376,303
Timberland Co. Class A (1) (2)	9,792	379,146
VF Corp.	16,297	932,514

		9,520,040

AUTO MANUFACTURERS—0.42%
Ford Motor Co. (2)	329,209	3,371,100
General Motors Corp. (2)	86,061	2,926,074
Navistar International Corp. (1) (2)	11,454	366,528
Oshkosh Truck Corp.	6,705	524,867
PACCAR Inc.	32,445	2,206,260

		9,394,829

AUTO PARTS & EQUIPMENT—0.23%
Autoliv Inc.	17,109	749,374
BorgWarner Inc. (2)	10,531	565,199
Dana Corp. (2)	27,991	420,145
Delphi Corp.	89,190	414,733
Goodyear Tire & Rubber Co. (The) (1) (2)	28,847	429,820
Johnson Controls Inc.	35,800	2,016,614
Lear Corp. (2)	12,468	453,586
TRW Automotive Holdings Corp. (1)	8,097	198,457

		5,247,928

BANKS—6.43%
AmSouth Bancorp (2)	65,745	1,709,370
Associated Bancorp (2)	24,072	810,264
Assurant Inc.	21,821	787,738
Bank of America Corp.	748,649	34,145,881
Bank of Hawaii Corp.	9,737	494,153
Bank of New York Co. Inc. (The)	144,610	4,161,876
BB&T Corp.	101,659	4,063,310
BOK Financial Corp.	3,880	178,946
City National Corp.	7,704	552,454
Colonial BancGroup Inc. (The)	27,102	597,870
Comerica Inc. (2)	31,432	1,816,770
Commerce Bancorp Inc. (2)	30,228	916,211
Commerce Bancshares Inc. (2)	11,172	563,181
Compass Bancshares Inc.	23,085	1,038,825
Cullen/Frost Bankers Inc. (2)	9,617	458,250
East West Bancorp Inc. (2)	9,818	329,787
Fifth Third Bancorp	88,338	3,640,409
First Horizon National Corp. (2)	23,134	976,255
First Marblehead Corp. (The) (1) (2)	4,839	169,655
FirstMerit Corp. (2)	15,633	408,178
Fulton Financial Corp. (2)	29,235	526,230
Genworth Financial Inc. Class A (2)	42,196	1,275,585
Hibernia Corp. Class A	29,182	968,259
Huntington Bancshares Inc. (2)	43,239	1,043,789
International Bancshares Corp.	8,596	243,181
Investors Financial Services Corp. (2)	12,397	468,855
KeyCorp	75,842	2,514,162
M&T Bank Corp.	14,302	1,503,998
Marshall & Ilsley Corp. (2)	42,641	1,895,392
Mellon Financial Corp.	78,765	2,259,768
Mercantile Bankshares Corp.	14,843	764,860
National City Corp.	105,533	3,600,786
North Fork Bancorp Inc.	89,000	2,500,010
Northern Trust Corp.	36,738	1,674,885
PNC Financial Services Group	52,704	2,870,260
Popular Inc.	49,765	1,253,580
Regions Financial Corp. (2)	86,313	2,924,284
Sky Financial Group Inc. (2)	17,753	500,280
South Financial Group Inc. (The)	13,425	381,538
State Street Corp. (2)	61,681	2,976,108
SunTrust Banks Inc.	67,386	4,867,965
Synovus Financial Corp. (2)	57,916	1,660,452
TCF Financial Corp. (2)	25,201	652,202
TD Banknorth Inc. (2)	14,263	425,037

U.S. Bancorp	341,182	9,962,514
UnionBanCal Corp.	10,554	706,274
Valley National Bancorp (2)	20,185	471,925
Wachovia Corp.	293,596	14,562,362
Wells Fargo & Co.	314,155	19,345,665
Whitney Holding Corp. (2)	11,664	380,596
Wilmington Trust Corp. (2)	12,575	452,826
Zions Bancorporation (2)	16,681	1,226,554

		144,679,565

BEVERAGES—1.96%
Anheuser-Busch Companies Inc.	144,558	6,613,528
Brown-Forman Corp. Class B	10,420	629,993
Coca-Cola Co. (The)	387,651	16,184,429
Coca-Cola Enterprises Inc.	56,236	1,237,754
Constellation Brands Inc. (1) (2)	35,670	1,052,265
Molson Coors Brewing Co. Class B	8,048	498,976
Pepsi Bottling Group Inc.	25,988	743,517
PepsiAmericas Inc.	12,703	325,959
PepsiCo Inc.	311,688	16,809,334

		44,095,755

BIOTECHNOLOGY—1.45%
Affymetrix Inc. (1) (2)	11,713	631,682
Amgen Inc. (1)	230,405	13,930,286
Biogen Idec Inc. (1)	64,145	2,209,795
Celgene Corp. (1)	30,955	1,262,035
Charles River Laboratories International Inc. (1)	12,364	596,563
Chiron Corp. (1) (2)	20,060	699,893
Genentech Inc. (1)	86,282	6,926,719
Genzyme Corp. (1)	47,031	2,826,093
Invitrogen Corp. (1)	9,145	761,687
MedImmune Inc. (1) (2)	46,147	1,233,048
Millennium Pharmaceuticals Inc. (1) (2)	57,278	530,967
Millipore Corp. (1) (2)	9,368	531,447
Protein Design Labs Inc. (1) (2)	19,798	400,118

		32,540,333

BUILDING MATERIALS—0.31%
American Standard Companies Inc.	34,834	1,460,241
Florida Rock Industries Inc. (2)	5,881	431,371
Lafarge North America Inc. (2)	6,384	398,617
Martin Marietta Materials Inc. (2)	8,770	606,182
Masco Corp. (2)	80,676	2,562,270
USG Corp. (1)	6,822	289,935
Vulcan Materials Co.	19,063	1,238,904

		6,987,520

CHEMICALS—1.58%
Air Products & Chemicals Inc.	42,719	2,575,956
Airgas Inc.	11,560	285,185
Albemarle Corp.	6,753	246,282
Ashland Inc.	12,191	876,167
Cabot Corp. (2)	11,674	385,242
Celanese Corp. Class A (1)	9,367	148,842
Crompton Corp.	21,943	310,493
Cytec Industries Inc.	7,419	295,276
Dow Chemical Co. (The)	179,047	7,972,963
Du Pont (E.I.) de Nemours and Co. (2)	185,369	7,972,721
Eastman Chemical Co. (2)	15,052	830,118
Ecolab Inc. (2)	34,057	1,102,085
Engelhard Corp. (2)	22,494	642,204
FMC Corp. (1)	6,986	392,194
Huntsman Corp. (1)	11,266	228,362

International Flavors & Fragrances Inc.	17,562	636,096
Lubrizol Corp.	12,636	530,838
Lyondell Chemical Co.	37,139	981,212
Mosaic Co. (The) (1)	24,068	374,498
PPG Industries Inc.	31,914	2,002,923
Praxair Inc.	60,285	2,809,281
Rohm & Haas Co. (2)	29,880	1,384,639
RPM International Inc. (2)	21,951	400,825
Sherwin-Williams Co. (The)	21,583	1,016,343
Sigma-Aldrich Corp.	12,901	722,972
Valhi Inc.	1,826	31,955
Valspar Corp. (The)	9,381	453,008

		35,608,680

COAL—0.15%
Arch Coal Inc. (2)	11,781	641,711
CONSOL Energy Inc.	17,076	914,932
Massey Energy Co. (2)	14,392	542,866
Peabody Energy Corp.	24,319	1,265,561

		3,365,070

COMMERCIAL SERVICES—1.21%
ADESA Inc.	16,593	361,230
Alliance Data Systems Corp. (1)	15,573	631,641
Apollo Group Inc. Class A (1)	26,774	2,094,262
ARAMARK Corp. Class B	13,366	352,862
Block (H & R) Inc.	30,783	1,796,188
Career Education Corp. (1)	19,209	703,241
Cendant Corp.	195,879	4,381,813
ChoicePoint Inc. (1)	16,809	673,200
Convergys Corp. (1)	26,465	376,332
Corporate Executive Board Co. (The) (2)	7,708	603,768
Deluxe Corp. (2)	9,511	386,147
Donnelley (R.R.) & Sons Co.	39,688	1,369,633
Education Management Corp. (1)	13,798	465,407
Equifax Inc. (2)	24,088	860,182
Hewitt Associates Inc. Class A (1)	7,145	189,414
Interactive Data Corp.	6,819	141,699
Iron Mountain Inc. (1) (2)	20,430	633,739
ITT Educational Services Inc. (1) (2)	8,662	462,724
Laureate Education Inc. (1)	9,235	441,987
Manpower Inc.	16,776	667,349
McKesson Corp.	55,852	2,501,611
Moody’s Corp.	46,930	2,109,973
Paychex Inc.	61,693	2,007,490
Pharmaceutical Product Development Inc. (1)	8,973	420,475
Rent-A-Center Inc. (1)	13,902	323,778
Robert Half International Inc. (2)	31,869	795,769
Service Corp. International (2)	57,641	462,281
ServiceMaster Co. (The)	54,115	725,141
Weight Watchers International Inc. (1) (2)	7,248	374,069

		27,313,405

COMPUTERS—3.83%
Affiliated Computer Services Inc. Class A (1)	22,345	1,141,829
Apple Computer Inc. (1)	153,347	5,644,703
BISYS Group Inc. (The) (1)	22,539	336,733
CACI International Inc. Class A (1)	5,571	351,864
Cadence Design Systems Inc. (1) (2)	51,378	701,823
Ceridian Corp. (1) (2)	27,862	542,752
Cognizant Technology Solutions Corp. (1)	25,233	1,189,231
Computer Sciences Corp. (1)	35,572	1,554,496
Dell Inc. (1)	457,783	18,087,006
Diebold Inc. (2)	13,296	599,783

DST Systems Inc. (1)	13,687	640,552
Electronic Data Systems Corp. (2)	96,688	1,861,244
EMC Corp. (1)	447,314	6,132,675
Hewlett-Packard Co.	539,153	12,675,487
International Business Machines Corp.	300,430	22,291,906
Lexmark International Inc. (1) (2)	23,036	1,493,424
National Instruments Corp. (2)	10,188	215,986
NCR Corp. (1)	34,740	1,220,069
Network Appliance Inc. (1) (2)	68,094	1,925,017
Reynolds & Reynolds Co. (The) Class A (2)	11,656	315,062
SanDisk Corp. (1)	33,793	801,908
SRA International Inc. Class A (1)	5,403	187,592
Storage Technology Corp. (1)	19,899	722,135
Sun Microsystems Inc. (1)	634,222	2,365,648
SunGard Data Systems Inc. (1)	54,126	1,903,611
Synopsys Inc. (1)	26,958	449,390
Unisys Corp. (1)	63,165	399,834
Western Digital Corp. (1)	39,591	531,311

		86,283,071

COSMETICS & PERSONAL CARE—2.14%
Alberto-Culver Co.	13,849	600,077
Avon Products Inc.	87,856	3,325,350
Colgate-Palmolive Co.	97,306	4,856,542
Estee Lauder Companies Inc. Class A (2)	25,421	994,724
Gillette Co. (The)	166,777	8,443,920
Kimberly-Clark Corp.	88,986	5,569,634
Procter & Gamble Co.	464,487	24,501,689

		48,291,936

DISTRIBUTION & WHOLESALE—0.20%
CDW Corp.	11,477	655,222
Fastenal Co. (2)	11,553	707,737
Genuine Parts Co. (2)	32,378	1,330,412
Grainger (W.W.) Inc.	14,257	781,141
Ingram Micro Inc. Class A (1)	23,947	375,010
SCP Pool Corp. (2)	9,776	343,040
Tech Data Corp. (1)	10,925	399,964

		4,592,526

DIVERSIFIED FINANCIAL SERVICES—7.65%
Affiliated Managers Group Inc. (1)	6,226	425,423
American Express Co.	203,609	10,838,107
AmeriCredit Corp. (1) (2)	27,579	703,264
Ameritrade Holding Corp. (1) (2)	44,750	831,902
Bear Stearns Companies Inc. (The)	21,232	2,206,854
BlackRock Inc.	3,742	301,044
Capital One Financial Corp. (2)	46,990	3,759,670
CapitalSource Inc. (1) (2)	12,152	238,544
Chicago Mercantile Exchange Holdings Inc.	6,407	1,893,268
CIT Group Inc.	39,217	1,685,154
Citigroup Inc.	968,428	44,770,426
Countrywide Financial Corp.	109,361	4,222,428
E*TRADE Financial Corp. (1)	68,666	960,637
Eaton Vance Corp. (2)	24,694	590,434
Edwards (A.G.) Inc. (2)	14,239	642,891
Federal Home Loan Mortgage Corp.	128,099	8,355,898
Federal National Mortgage Association	180,236	10,525,782
Federated Investors Inc. Class B	15,643	469,446
Franklin Resources Inc.	30,093	2,316,559
Friedman, Billings, Ramsey Group Inc. Class A (2)	26,223	374,989
Goldman Sachs Group Inc. (The)	76,784	7,833,504
IndyMac Bancorp Inc. (2)	11,560	470,839
Instinet Group Inc. (1)	24,009	125,807

Janus Capital Group Inc. (2)	42,133	633,680
Jefferies Group Inc. (2)	9,476	359,046
JP Morgan Chase & Co.	654,999	23,134,565
Legg Mason Inc. (2)	19,774	2,058,671
Lehman Brothers Holdings Inc.	51,447	5,107,658
MBNA Corp.	236,034	6,174,649
Merrill Lynch & Co. Inc.	175,573	9,658,271
Morgan Stanley	204,023	10,705,087
Nelnet Inc. Class A (1) (2)	3,150	104,800
Nuveen Investments Inc. Class A	9,567	359,911
Providian Financial Corp. (1)	54,883	967,587
Raymond James Financial Inc.	11,727	331,288
Schwab (Charles) Corp. (The)	195,701	2,207,507
SLM Corp.	78,086	3,966,769
Student Loan Corp.	759	166,828
T. Rowe Price Group Inc.	24,185	1,513,981
Westcorp Inc.	4,566	239,350
WFS Financial Inc.	1,170	59,331

		172,291,849

ELECTRIC—3.40%
AES Corp. (The) (1)	121,653	1,992,676
Allegheny Energy Inc. (1) (2)	30,336	765,074
Alliant Energy Corp.	21,637	609,082
Ameren Corp. (2)	36,528	2,019,998
American Electric Power Co. Inc. (2)	71,587	2,639,413
CenterPoint Energy Inc.	57,628	761,266
Cinergy Corp.	36,902	1,653,948
CMS Energy Corp. (1)	40,808	614,568
Consolidated Edison Inc.	45,227	2,118,433
Constellation Energy Group Inc.	33,127	1,911,097
Dominion Resources Inc.	63,354	4,649,550
DPL Inc. (2)	23,496	644,965
DTE Energy Co. (2)	32,525	1,521,194
Duke Energy Corp.	172,570	5,130,506
Edison International	60,637	2,458,830
Energy East Corp. (2)	27,483	796,457
Entergy Corp.	39,372	2,974,555
Exelon Corp.	124,526	6,391,920
FirstEnergy Corp.	61,403	2,954,098
FPL Group Inc.	73,096	3,074,418
Great Plains Energy Inc. (2)	13,862	442,059
Hawaiian Electric Industries Inc. (2)	14,948	400,756
MDU Resources Group Inc. (2)	21,958	618,557
NiSource Inc. (2)	50,506	1,249,013
Northeast Utilities	23,987	500,369
NRG Energy Inc. (1)	16,252	611,075
NSTAR (2)	19,961	615,398
OGE Energy Corp. (2)	16,804	486,308
Pepco Holdings Inc. (2)	35,224	843,263
PG&E Corp. (2)	68,840	2,584,254
Pinnacle West Capital Corp.	18,360	816,102
PNM Resources Inc.	12,026	346,469
PPL Corp. (2)	35,245	2,092,848
Progress Energy Inc. (2)	46,369	2,097,734
Public Service Enterprise Group Inc.	44,375	2,698,887
Puget Energy Inc.	18,560	433,933
Reliant Energy Inc. (1) (2)	56,079	694,258
SCANA Corp. (2)	21,191	905,068
Southern Co. (The) (2)	138,474	4,800,894
TECO Energy Inc. (2)	38,579	729,529
TXU Corp.	44,607	3,706,396
Westar Energy Inc. (2)	16,149	388,060
Wisconsin Energy Corp.	21,824	851,136

WPS Resources Corp. (2)	7,060	397,125
Xcel Energy Inc. (2)	74,954	1,463,102

		76,454,641

ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
American Power Conversion Corp. (2)	31,129	734,333
AMETEK Inc. (2)	12,877	538,902
Emerson Electric Co.	77,610	4,860,714
Energizer Holdings Inc. (1)	13,321	828,167
Hubbell Inc. Class B (2)	11,559	509,752
Molex Inc. (2)	26,086	679,279

		8,151,147

ELECTRONICS—0.67%
Agilent Technologies Inc. (1)	91,445	2,105,064
Amphenol Corp. Class A	16,321	655,615
Applera Corp.—Applied Biosystems Group	36,662	721,142
Arrow Electronics Inc. (1)	21,991	597,276
Avnet Inc. (1) (2)	22,505	507,038
AVX Corp. (2)	9,592	116,255
Dolby Laboratories Inc. Class A (1)	5,184	114,359
Fisher Scientific International Inc. (1) (2)	22,371	1,451,878
FLIR Systems Inc. (1) (2)	11,424	340,892
Gentex Corp. (2)	28,950	526,890
Jabil Circuit Inc. (1)	30,349	932,625
Mettler Toledo International Inc. (1)	8,081	376,413
Parker Hannifin Corp. (2)	22,388	1,388,280
PerkinElmer Inc.	24,049	454,526
Sanmina-SCI Corp. (1) (2)	97,885	535,431
Solectron Corp. (1)	181,069	686,252
Symbol Technologies Inc.	45,146	445,591
Tektronix Inc.	16,394	381,488
Thermo Electron Corp. (1)	30,009	806,342
Thomas & Betts Corp. (1)	11,171	315,469
Trimble Navigation Ltd. (1) (2)	9,840	383,465
Vishay Intertechnology Inc. (1) (2)	43,754	519,360
Waters Corp. (1) (2)	21,924	814,915

		15,176,566

ENGINEERING & CONSTRUCTION—0.07%
Fluor Corp. (2)	16,140	929,503
Jacobs Engineering Group Inc. (1) (2)	10,744	604,457

		1,533,960

ENTERTAINMENT—0.18%
DreamWorks Animation SKG Inc. Class A (1)	7,471	195,740
GTECH Holdings Corp.	21,319	623,368
International Game Technology Inc. (2)	63,937	1,799,827
International Speedway Corp. Class A (2)	6,588	370,641
Penn National Gaming Inc. (1)	12,625	460,812
Regal Entertainment Group Class A	8,099	152,909
Scientific Games Corp. Class A (1)	11,206	301,778
Warner Music Group Corp. (1)	6,018	97,492

		4,002,567

ENVIRONMENTAL CONTROL—0.22%
Allied Waste Industries Inc. (1) (2)	39,438	312,743
Nalco Holding Co. (1)	15,520	304,658
Republic Services Inc.	25,466	917,031
Stericycle Inc. (1)	8,182	411,718
Waste Management Inc.	105,653	2,994,206

		4,940,356

FOOD—1.72%
Albertson’s Inc. (2)	68,617	1,419,000
Archer-Daniels-Midland Co.	122,245	2,613,598
Campbell Soup Co.	42,880	1,319,418
ConAgra Foods Inc. (2)	96,449	2,233,759
Dean Foods Co. (1) (2)	28,049	988,447
Del Monte Foods Co. (1)	39,355	423,853
General Mills Inc.	54,533	2,551,599
Heinz (H.J.) Co. (2)	65,252	2,311,226
Hershey Co. (The)	31,698	1,968,446
Hormel Foods Corp. (2)	13,736	402,877
Kellogg Co.	46,597	2,070,771
Kraft Foods Inc. (2)	46,570	1,481,392
Kroger Co. (1) (2)	135,762	2,583,551
McCormick & Co. Inc. NVS	25,188	823,144
Pilgrim's Pride Corp.	2,803	95,666
Safeway Inc.	83,347	1,882,809
Sara Lee Corp. (2)	146,574	2,903,631
Smithfield Foods Inc. (1)	16,115	439,456
Smucker (J.M.) Co. (The) (2)	9,508	446,306
SUPERVALU Inc.	25,399	828,261
Sysco Corp. (2)	117,825	4,264,087
TreeHouse Foods Inc. (1) (2)	5,610	159,935
Tyson Foods Inc. Class A	44,924	799,647
Whole Foods Market Inc.	12,255	1,449,766
Wrigley (William Jr.) Co. (2)	32,540	2,240,054

		38,700,699

FOREST PRODUCTS & PAPER—0.42%
Georgia-Pacific Corp.	48,513	1,542,713
International Paper Co.	91,281	2,757,599
Louisiana-Pacific Corp.	20,546	505,021
MeadWestvaco Corp.	38,123	1,068,969
Temple-Inland Inc. (2)	20,806	772,943
Weyerhaeuser Co.	45,148	2,873,670

		9,520,915

GAS—0.30%
AGL Resources Inc. (2)	14,263	551,265
Atmos Energy Corp.	14,952	430,618
Energen Corp.	13,544	474,717
KeySpan Corp.	30,112	1,225,558
ONEOK Inc.	19,030	621,329
Piedmont Natural Gas Co.	14,373	345,239
Sempra Energy (2)	44,507	1,838,584
Southern Union Co. (1)	17,031	418,111
UGI Corp.	19,238	536,740
Vectren Corp. (2)	14,228	408,770

		6,850,931

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp. (2)	14,972	1,345,234
Snap-On Inc. (2)	10,848	372,086
Stanley Works (The)	15,432	702,773

		2,420,093

HEALTH CARE - PRODUCTS—3.74%
Advanced Medical Optics Inc. (1)	12,175	483,956
Bard (C.R.) Inc.	19,578	1,302,133
Bausch & Lomb Inc.	10,029	832,407
Baxter International Inc.	115,472	4,284,011
Beckman Coulter Inc.	11,619	738,620
Becton, Dickinson & Co.	47,088	2,470,707
Biomet Inc.	46,929	1,625,621
Boston Scientific Corp. (1)	122,849	3,316,923

Cooper Companies Inc.	8,113	493,757
Cytyc Corp. (1) (2)	21,305	469,988
Dade Behring Holdings Inc.	8,201	533,147
DENTSPLY International Inc. (2)	15,058	813,132
Edwards Lifesciences Corp. (1) (2)	11,058	475,715
Gen-Probe Inc. (1)	9,513	344,656
Guidant Corp.	60,439	4,067,545
Henry Schein Inc. (1) (2)	16,180	671,794
Hillenbrand Industries Inc.	10,242	517,733
IDEXX Laboratories Inc. (1) (2)	6,003	374,167
INAMED Corp. (1)	6,652	445,484
Johnson & Johnson	553,630	35,985,950
Medtronic Inc.	225,101	11,657,981
Patterson Companies Inc. (1) (2)	25,508	1,149,901
ResMed Inc. (1) (2)	6,565	433,224
Respironics Inc. (1)	13,345	481,888
St. Jude Medical Inc. (1)	67,375	2,938,224
Stryker Corp. (2)	54,600	2,596,776
TECHNE Corp. (1) (2)	7,213	331,149
Varian Medical Systems Inc. (1) (2)	24,652	920,259
Zimmer Holdings Inc. (1) (2)	45,950	3,500,011

		84,256,859

HEALTH CARE - SERVICES—2.04%
Aetna Inc.	54,175	4,486,773
AMERIGROUP Corp. (1)	9,449	379,850
Community Health Systems Inc. (1)	16,557	625,689
Covance Inc. (1) (2)	11,691	524,575
Coventry Health Care Inc. (1)	19,914	1,408,916
DaVita Inc. (1)	18,572	844,655
HCA Inc.	82,064	4,650,567
Health Management Associates Inc. Class A (2)	45,850	1,200,353
Health Net Inc. (1)	20,943	799,185
Humana Inc. (1)	30,166	1,198,797
Laboratory Corp. of America Holdings (1)	25,042	1,249,596
LifePoint Hospitals Inc. (1) (2)	10,124	511,464
Lincare Holdings Inc. (1)	17,007	694,566
Manor Care Inc.	16,093	639,375
PacifiCare Health Systems Inc. (1) (2)	16,273	1,162,706
Quest Diagnostics Inc.	29,829	1,588,991
Renal Care Group Inc. (1)	12,689	584,963
Sierra Health Services Inc. (1) (2)	4,383	313,209
Tenet Healthcare Corp. (1) (2)	87,231	1,067,707
Triad Hospitals Inc. (1) (2)	14,954	817,087
UnitedHealth Group Inc.	235,669	12,287,782
Universal Health Services Inc. Class B	8,989	558,936
WellChoice Inc. (1)	5,865	407,442
WellPoint Inc. (1)	114,141	7,948,779

		45,951,963

HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp. (2)	15,032	580,686

		580,686

HOME BUILDERS—0.57%
Beazer Homes USA Inc.	7,754	443,141
Centex Corp. (2)	23,509	1,661,381
D.R. Horton Inc.	50,541	1,900,847
Hovnanian Enterprises Inc. Class A (1) (2)	6,235	406,522
KB Home (2)	14,998	1,143,298
Lennar Corp. Class A	24,904	1,580,159
M.D.C. Holdings Inc. (2)	5,845	480,751
Meritage Homes Corp. (1)	4,194	333,423
NVR Inc. (1)	1,097	888,570

Pulte Homes Inc. (2)	19,895	1,676,154
Ryland Group Inc. (2)	8,677	658,324
Standard-Pacific Corp.	6,322	556,020
Toll Brothers Inc. (1) (2)	9,900	1,005,345

		12,733,935

HOME FURNISHINGS—0.13%
Harman International Industries Inc.	12,532	1,019,604
Leggett & Platt Inc.	35,215	936,015
Tempur-Pedic International Inc. (1)	8,105	179,769
Whirlpool Corp. (2)	11,417	800,446

		2,935,834

HOUSEHOLD PRODUCTS & WARES—0.28%
American Greetings Corp. Class A	12,013	318,344
Avery Dennison Corp. (2)	20,665	1,094,418
Church & Dwight Co. Inc. (2)	11,805	427,341
Clorox Co. (The)	28,724	1,600,501
Fortune Brands Inc. (2)	27,035	2,400,708
Scotts Miracle-Gro Co. (The) Class A (1) (2)	4,213	300,008
Spectrum Brands Inc. (1)	6,845	225,885

		6,367,205

HOUSEWARES—0.07%
Newell Rubbermaid Inc. (2)	51,346	1,224,089
Toro Co. (2)	7,949	306,911

		1,531,000

INSURANCE—4.32%
AFLAC Inc.	93,365	4,040,837
Alleghany Corp. (1) (2)	977	290,169
Allmerica Financial Corp. (1)	10,000	370,900
Allstate Corp. (The)	124,463	7,436,664
Ambac Financial Group Inc. (2)	20,136	1,404,687
American Financial Group Inc.	8,670	290,618
American International Group Inc.	427,214	24,821,133
American National Insurance Co.	1,511	173,297
AmerUs Group Co. (2)	7,389	355,041
AON Corp. (2)	59,121	1,480,390
Berkley (W.R.) Corp.	20,070	716,098
Brown & Brown Inc. (2)	10,096	453,714
Chubb Corp. (2)	36,390	3,115,348
CIGNA Corp. (2)	24,349	2,606,073
Cincinnati Financial Corp. (2)	32,617	1,290,329
CNA Financial Corp. (1) (2)	4,320	122,774
Commerce Group Inc.	4,892	303,842
Conseco Inc. (1) (2)	28,186	615,019
Erie Indemnity Co. Class A	8,336	452,228
Fidelity National Financial Inc.	30,134	1,075,482
First American Corp.	15,323	615,065
Gallagher (Arthur J.) & Co. (2)	17,321	469,919
Hartford Financial Services Group Inc.	55,250	4,131,595
HCC Insurance Holdings Inc.	12,913	489,015
Jefferson-Pilot Corp.	25,364	1,278,853
Lincoln National Corp. (2)	32,410	1,520,677
Loews Corp.	27,657	2,143,417
Markel Corp. (1) (2)	1,752	593,928
Marsh & McLennan Companies Inc. (2)	99,239	2,748,920
MBIA Inc. (2)	25,235	1,496,688
Mercury General Corp. (2)	4,884	266,276
MetLife Inc.	77,569	3,485,951
MGIC Investment Corp. (2)	17,607	1,148,329
Nationwide Financial Services Inc.	10,670	404,820
Old Republic International Corp. (2)	33,957	858,773

Philadelphia Consolidated Holding Corp. (1) (2)	3,113	263,858
PMI Group Inc. (The)	17,398	678,174
Principal Financial Group Inc.	54,770	2,294,863
Progressive Corp. (The)	37,016	3,657,551
Protective Life Corp.	12,868	543,287
Prudential Financial Inc.	96,455	6,333,235
Radian Group Inc.	16,039	757,362
Reinsurance Group of America Inc.	5,464	254,131
SAFECO Corp.	23,734	1,289,706
St. Paul Travelers Companies Inc.	125,380	4,956,271
StanCorp Financial Group Inc.	5,310	406,640
Torchmark Corp. (2)	19,339	1,009,496
Transatlantic Holdings Inc.	5,003	279,267
Unitrin Inc. (2)	8,952	439,543
UNUMProvident Corp. (2)	55,536	1,017,420
Wesco Financial Corp. (2)	345	124,200

		97,371,873

INTERNET—1.54%
Akamai Technologies Inc. (1) (2)	21,191	278,238
Amazon.com Inc. (1) (2)	56,930	1,883,244
Ask Jeeves Inc. (1)	10,965	331,033
CheckFree Corp. (1) (2)	15,337	522,378
eBay Inc. (1) (2)	202,698	6,691,061
F5 Networks Inc. (1)	7,001	330,692
Google Inc. Class A (1)	29,054	8,546,234
IAC/InterActiveCorp (1) (2)	60,125	1,446,006
Macromedia Inc. (1)	14,061	537,411
McAfee Inc. (1)	30,385	795,479
Monster Worldwide Inc. (1)	19,121	548,390
Symantec Corp. (1)	132,153	2,873,006
VeriSign Inc. (1) (2)	49,148	1,413,496
WebMD Corp. (1)	63,963	656,900
Yahoo! Inc. (1)	225,394	7,809,902

		34,663,470

INVESTMENT COMPANIES—0.06%
Allied Capital Corp. (2)	24,798	721,870
American Capital Strategies Ltd.	17,167	619,900

		1,341,770

IRON & STEEL—0.11%
Allegheny Technologies Inc.	17,915	395,205
Nucor Corp.	29,767	1,357,971
United States Steel Corp. (2)	21,356	734,006

		2,487,182

LEISURE TIME—0.19%
Brunswick Corp. (2)	18,045	781,709
Harley-Davidson Inc. (2)	52,982	2,627,907
Polaris Industries Inc.	8,005	432,270
Sabre Holdings Corp. (2)	24,404	486,860

		4,328,746

LODGING—0.52%
Boyd Gaming Corp. (2)	7,921	405,001
Choice Hotels International Inc.	2,854	187,508
Harrah’s Entertainment Inc.	33,957	2,447,281
Hilton Hotels Corp. (2)	71,061	1,694,805
Las Vegas Sands Corp. (1)	4,488	160,446
Marriott International Inc. Class A	35,086	2,393,567
MGM Mirage (1)	22,532	891,817
Starwood Hotels & Resorts Worldwide Inc. (2)	40,160	2,352,171
Station Casinos Inc.	10,334	686,178

Wynn Resorts Ltd. (1) (2)	8,834	417,583

		11,636,357

MACHINERY—0.61%
Caterpillar Inc.	63,645	6,066,005
Cummins Inc. (2)	8,713	650,077
Deere & Co.	45,840	3,002,062
Graco Inc.	12,979	442,195
IDEX Corp.	9,433	364,208
Joy Global Inc.	15,029	504,824
Rockwell Automation Inc. (2)	34,264	1,668,999
Terex Corp. (1)	9,235	363,859
Zebra Technologies Corp. Class A (1) (2)	13,444	588,713

		13,650,942

MANUFACTURING—4.60%
AptarGroup Inc.	6,708	340,766
Brink’s Co. (The)	10,591	381,276
Carlisle Companies Inc. (2)	5,863	402,378
Danaher Corp.	43,907	2,298,092
Donaldson Co. Inc.	13,795	418,402
Dover Corp. (2)	38,002	1,382,513
Eastman Kodak Co. (2)	53,362	1,432,770
Eaton Corp.	28,099	1,683,130
General Electric Co.	1,974,546	68,418,019
Harsco Corp.	7,764	423,526
Honeywell International Inc.	158,713	5,813,657
Illinois Tool Works Inc.	46,837	3,731,972
ITT Industries Inc. (2)	17,100	1,669,473
Pall Corp. (2)	23,211	704,686
Pentair Inc. (2)	18,946	811,078
Roper Industries Inc.	8,009	571,602
SPX Corp. (2)	13,999	643,674
Teleflex Inc. (2)	6,766	401,697
Textron Inc.	21,910	1,661,873
3M Co.	143,332	10,362,904

		103,553,488

MEDIA—3.76%
Belo (A.H.) Corp.	17,765	425,827
Cablevision Systems Corp. (1)	37,276	1,200,287
CKX Inc. (1)	3,237	41,644
Clear Channel Communications Inc.	102,098	3,157,891
Comcast Corp. Class A (1)	378,658	11,624,801
Dex Media Inc. (2)	28,030	684,212
DIRECTV Group Inc. (The) (1) (2)	130,764	2,026,842
Dow Jones & Co. Inc. (2)	9,844	348,970
EchoStar Communications Corp.	42,918	1,293,978
Gannett Co. Inc.	46,295	3,292,963
Hearst-Argyle Television Inc.	5,467	133,941
Knight Ridder Inc. (2)	13,817	847,535
Lee Enterprises Inc. (2)	8,469	339,522
Liberty Global Inc. Class A (1)	43,737	2,041,214
Liberty Media Corp. Class A (1)	521,509	5,314,177
McClatchy Co. (The) Class A (2)	3,886	254,300
McGraw-Hill Companies Inc. (The)	69,724	3,085,287
Meredith Corp.	8,027	393,805
New York Times Co. Class A (2)	26,845	836,222
News Corp. Class A	433,795	7,018,803
Scripps (E.W.) Co. Class A (2)	15,122	737,954
Sirius Satellite Radio Inc. (1) (2)	246,488	1,597,242
Time Warner Inc. (1)	853,951	14,269,521
Tribune Co. (2)	44,224	1,555,800
Univision Communications Inc. Class A (1) (2)	41,037	1,130,569

Viacom Inc. Class B	264,992	8,485,044
Walt Disney Co. (The)	380,144	9,572,026
Washington Post Co. (The) Class B	1,132	945,254
Westwood One Inc. (2)	14,286	291,863
Wiley (John) & Sons Inc. Class A	8,731	346,883
XM Satellite Radio Holdings Inc. Class A (1) (2)	39,538	1,330,849

		84,625,226

METAL FABRICATE & HARDWARE—0.06%
Precision Castparts Corp. (2)	12,219	951,860
Timken Co. (The)	14,805	341,995

		1,293,855

MINING—0.49%
Alcoa Inc.	162,291	4,240,664
Freeport-McMoRan Copper & Gold Inc. (2)	33,436	1,251,844
Newmont Mining Corp. (2)	76,748	2,995,474
Owens-Illinois Inc. (1)	28,244	707,512
Phelps Dodge Corp.	18,003	1,665,277
Southern Peru Copper Corp.	4,805	205,846

		11,066,617

OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	42,901	1,868,339
Xerox Corp. (1)	178,300	2,458,757

		4,327,096

OFFICE FURNISHINGS—0.05%
Herman Miller Inc. (2)	13,048	402,400
HNI Corp. (2)	10,178	520,605
Steelcase Inc. Class A (2)	11,970	165,784

		1,088,789

OIL & GAS—7.23%
Amerada Hess Corp.	14,505	1,544,928
Anadarko Petroleum Corp.	43,856	3,602,770
Apache Corp. (2)	61,002	3,940,729
Burlington Resources Inc.	71,729	3,962,310
Chesapeake Energy Corp. (2)	58,706	1,338,497
Chevron Corp.	390,564	21,840,339
ConocoPhillips	259,291	14,906,640
Denbury Resources Inc. (1)	10,597	421,443
Devon Energy Corp.	88,275	4,473,777
Diamond Offshore Drilling Inc. (2)	10,807	577,418
ENSCO International Inc.	28,350	1,013,512
EOG Resources Inc. (2)	44,503	2,527,770
Exxon Mobil Corp.	1,185,130	68,109,421
Forest Oil Corp. (1)	9,852	413,784
Helmerich & Payne Inc.	9,455	443,629
Kerr-McGee Corp.	21,365	1,630,363
Marathon Oil Corp.	64,717	3,453,946
Murphy Oil Corp.	30,692	1,603,043
Newfield Exploration Co. (1)	23,471	936,258
Noble Energy Inc.	16,263	1,230,296
Occidental Petroleum Corp.	74,193	5,707,667
Patterson-UTI Energy Inc.	31,621	880,012
Pioneer Natural Resources Co.	26,893	1,131,657
Plains Exploration & Production Co. (1)	14,334	509,287
Pogo Producing Co.	11,414	592,615
Premcor Inc.	15,017	1,113,961
Pride International Inc. (1)	29,462	757,173
Quicksilver Resources Inc. (1) (2)	6,982	446,359
Range Resources Corp.	15,142	407,320
Rowan Companies Inc.	20,133	598,151

Southwestern Energy Co. (1)	13,671	642,264
Sunoco Inc.	12,893	1,465,676
Tesoro Corp. (2)	12,703	590,944
Unit Corp. (1)	8,587	377,914
Unocal Corp.	50,705	3,298,360
Valero Energy Corp.	47,900	3,789,369
Vintage Petroleum Inc.	10,115	308,204
XTO Energy Inc.	67,256	2,286,031

		162,873,837

OIL & GAS SERVICES—0.61%
Baker Hughes Inc.	63,155	3,231,010
BJ Services Co.	30,185	1,584,109
Cooper Cameron Corp. (1) (2)	10,153	629,994
FMC Technologies Inc. (1) (2)	12,975	414,811
Grant Prideco Inc. (1)	23,218	614,116
Halliburton Co.	83,042	3,971,068
National Oilwell Varco Inc. (1)	32,010	1,521,755
Smith International Inc.	19,829	1,263,107
Tidewater Inc.	11,325	431,709

		13,661,679

PACKAGING & CONTAINERS—0.19%
Ball Corp.	20,592	740,488
Bemis Co. Inc. (2)	19,861	527,111
Crown Holdings Inc. (1)	30,994	441,045
Packaging Corp. of America (2)	11,441	240,833
Pactiv Corp. (1)	27,741	598,651
Sealed Air Corp. (1) (2)	15,654	779,413
Smurfit-Stone Container Corp.	47,199	480,014
Sonoco Products Co. (2)	18,572	492,158

		4,299,713

PHARMACEUTICALS—5.90%
Abbott Laboratories	288,615	14,145,021
Accredo Health Inc. (1)	9,272	420,949
Allergan Inc.	24,238	2,066,047
American Pharmaceutical Partners Inc. (1)	3,914	161,453
AmerisourceBergen Corp. (2)	19,357	1,338,537
Barr Pharmaceuticals Inc. (1)	19,126	932,201
Bristol-Myers Squibb Co.	363,890	9,089,972
Cardinal Health Inc. (2)	79,781	4,593,790
Caremark Rx Inc. (1)	84,453	3,759,848
Cephalon Inc. (1) (2)	10,909	434,287
Endo Pharmaceuticals Holdings Inc. (1)	9,424	247,663
Eon Labs Inc. (1)	5,334	163,434
Express Scripts Inc. (1)	23,180	1,158,536
Forest Laboratories Inc. (1)	65,360	2,539,236
Gilead Sciences Inc. (1)	84,012	3,695,688
Hospira Inc. (1)	29,467	1,149,213
ImClone Systems Inc. (1) (2)	12,974	401,805
IVAX Corp. (1) (2)	37,453	805,240
Kinetic Concepts Inc. (1) (2)	8,917	535,020
King Pharmaceuticals Inc. (1)	45,106	470,005
Kos Pharmaceuticals Inc. (1)	2,407	157,658
Lilly (Eli) & Co.	182,629	10,174,262
Medco Health Solutions Inc. (1) (2)	51,582	2,752,416
Merck & Co. Inc.	410,092	12,630,834
Mylan Laboratories Inc.	50,111	964,136
Omnicare Inc. (2)	19,542	829,167
OSI Pharmaceuticals Inc. (1) (2)	9,475	387,243
Pfizer Inc.	1,384,329	38,179,794
Schering-Plough Corp.	274,720	5,236,163
Sepracor Inc. (1) (2)	19,493	1,169,775

Valeant Pharmaceuticals International (2)	17,161	302,548
VCA Antech Inc. (1) (2)	15,309	371,243
Watson Pharmaceuticals Inc. (1)	20,593	608,729
Wyeth	249,196	11,089,222

		132,961,135

PIPELINES—0.34%
Dynegy Inc. Class A (1) (2)	52,981	257,488
El Paso Corp. (2)	119,984	1,382,216
Equitable Resources Inc. (2)	11,393	774,724
Kinder Morgan Inc. (2)	17,518	1,457,498
National Fuel Gas Co. (2)	15,617	451,487
Questar Corp. (2)	15,713	1,035,487
Western Gas Resources Inc.	10,603	370,045
Williams Companies Inc.	106,330	2,020,270

		7,749,215

REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A (1)	9,396	412,109
Forest City Enterprises Inc. Class A	6,097	432,887
St. Joe Co. (The) (2)	14,202	1,158,031

		2,003,027

REAL ESTATE INVESTMENT TRUSTS—1.82%
AMB Property Corp. (2)	15,740	683,588
American Financial Realty Trust	23,550	362,199
Annaly Mortgage Management Inc. (2)	22,654	406,186
Apartment Investment & Management Co. Class A	17,829	729,563
Archstone-Smith Trust	37,028	1,430,021
Arden Realty Group Inc.	12,390	445,792
AvalonBay Communities Inc. (2)	13,671	1,104,617
Boston Properties Inc. (2)	20,522	1,436,540
BRE Properties Inc. Class A (2)	9,369	392,093
Camden Property Trust (2)	8,767	471,226
CarrAmerica Realty Corp.	10,218	369,687
Catellus Development Corp.	19,278	632,318
CBL & Associates Properties Inc. (2)	8,220	354,035
CenterPoint Properties Trust (2)	9,196	388,991
Crescent Real Estate Equities Co.	14,381	269,644
Developers Diversified Realty Corp. (2)	20,205	928,622
Duke Realty Corp. (2)	26,766	847,412
Equity Office Properties Trust (2)	75,814	2,509,443
Equity Residential	53,457	1,968,287
Essex Property Trust Inc.	4,326	359,318
Federal Realty Investment Trust (2)	9,776	576,784
General Growth Properties Inc.	33,105	1,360,284
Global Signal Inc.	2,792	105,119
Health Care Property Investors Inc.	24,970	675,189
Health Care REIT Inc.	10,014	377,428
Healthcare Realty Trust Inc. (2)	8,822	340,617
Hospitality Properties Trust	12,496	550,699
Host Marriott Corp. (2)	65,623	1,148,402
HRPT Properties Trust	37,265	463,204
iStar Financial Inc.	20,944	871,061
Kimco Realty Corp. (2)	18,589	1,095,078
Liberty Property Trust	16,252	720,126
Macerich Co. (The)	11,082	743,048
Mack-Cali Realty Corp.	11,550	523,215
Mills Corp.	10,434	634,283
New Century Financial Corp.	9,097	468,041
New Plan Excel Realty Trust Inc. (2)	19,108	519,164
Pan Pacific Retail Properties Inc. (2)	7,529	499,775
Plum Creek Timber Co. Inc.	34,261	1,243,674
ProLogis	34,708	1,396,650

Public Storage Inc. (2)	15,401	974,113
Rayonier Inc. (2)	9,443	500,762
Realty Income Corp.	14,865	372,220
Reckson Associates Realty Corp.	15,149	508,249
Regency Centers Corp.	11,717	670,212
Shurgard Storage Centers Inc. Class A	8,781	403,575
Simon Property Group Inc.	32,047	2,323,087
SL Green Realty Corp. (2)	7,814	504,003
Thornburg Mortgage Inc. (2)	18,698	544,673
Trizec Properties Inc.	17,077	351,274
United Dominion Realty Trust Inc. (2)	25,393	610,702
Ventas Inc.	15,719	474,714
Vornado Realty Trust (2)	20,556	1,652,702
Weingarten Realty Investors (2)	14,895	584,182

		40,875,891

RETAIL—6.38%
Abercrombie & Fitch Co. Class A	16,060	1,103,322
Advance Auto Parts Inc. (1)	13,326	860,193
American Eagle Outfitters Inc.	22,079	676,721
AnnTaylor Stores Corp. (1)	13,685	332,272
Applebee’s International Inc.	15,026	398,039
AutoNation Inc. (1)	33,202	681,305
AutoZone Inc. (1)	10,522	972,864
Barnes & Noble Inc. (1)	9,501	368,639
Bebe Stores Inc.	3,519	93,148
Bed Bath & Beyond Inc. (1)	54,851	2,291,675
Best Buy Co. Inc.	50,215	3,442,238
BJ’s Wholesale Club Inc. (1) (2)	12,954	420,875
Borders Group Inc.	13,690	346,494
Brinker International Inc. (1)	16,444	658,582
CarMax Inc. (1) (2)	19,397	516,930
CBRL Group Inc.	8,777	341,074
Cheesecake Factory (The) (1) (2)	14,500	503,585
Chico’s FAS Inc. (1) (2)	33,490	1,148,037
Circuit City Stores Inc. (2)	35,099	606,862
Claire’s Stores Inc.	16,374	393,795
Copart Inc. (1) (2)	12,491	297,286
Costco Wholesale Corp.	89,016	3,989,697
CVS Corp.	150,827	4,384,541
Darden Restaurants Inc.	29,122	960,444
Dick’s Sporting Goods Inc. (1)	6,522	251,684
Dillard’s Inc. Class A (2)	12,527	293,382
Dollar General Corp.	61,079	1,243,568
Dollar Tree Stores Inc. (1) (2)	20,321	487,704
Family Dollar Stores Inc. (2)	31,147	812,937
Federated Department Stores Inc.	31,139	2,281,866
Foot Locker Inc. (2)	29,046	790,632
Gap Inc. (The)	110,806	2,188,418
Home Depot Inc.	401,847	15,631,848
Kohl’s Corp. (1)	56,964	3,184,857
Limited Brands Inc.	64,376	1,378,934
Lowe’s Companies Inc.	144,085	8,388,629
May Department Stores Co. (The)	54,860	2,203,178
McDonald’s Corp.	235,989	6,548,695
Men’s Wearhouse Inc. (The) (1)	8,963	308,596
Michaels Stores Inc. (2)	25,500	1,054,935
MSC Industrial Direct Co. Inc. Class A	8,747	295,211
Neiman-Marcus Group Inc. Class A	7,742	750,355
Nordstrom Inc.	20,513	1,394,269
Office Depot Inc. (1) (2)	58,855	1,344,248
OfficeMax Inc.	13,132	390,940
O’Reilly Automotive Inc. (1)	18,541	552,707
Outback Steakhouse Inc. (2)	11,714	529,941

Panera Bread Co. Class A (1)	5,068	314,647
Penney (J.C.) Co. Inc. (Holding Co.)	44,907	2,361,210
PETsMART Inc. (2)	26,824	814,108
RadioShack Corp. (2)	28,879	669,126
Rite Aid Corp. (1)	96,977	405,364
Ross Stores Inc. (2)	27,591	797,656
Saks Inc. (1)	23,155	439,250
Sears Holdings Corp. (1)	18,514	2,774,693
7-Eleven Inc. (1) (2)	4,874	147,390
Sonic Corp. (1) (2)	11,259	343,737
Staples Inc.	137,243	2,926,021
Starbucks Corp. (1)	72,562	3,748,553
Target Corp.	164,912	8,972,862
Tiffany & Co.	26,800	877,968
TJX Companies Inc. (2)	89,541	2,180,323
Toys R Us Inc. (1)	40,916	1,083,456
Urban Outfitters Inc. (1)	10,081	571,492
Walgreen Co. (2)	190,282	8,751,069
Wal-Mart Stores Inc.	468,865	22,599,293
Wendy’s International Inc.	21,326	1,016,184
Williams-Sonoma Inc. (1)	21,444	848,539
Yum! Brands Inc. (2)	54,004	2,812,528

		143,551,621

SAVINGS & LOANS—0.71%
Astoria Financial Corp.	18,257	519,777
Capitol Federal Financial (2)	4,055	139,816
Downey Financial Corp.	3,744	274,061
Golden West Financial Corp.	47,183	3,037,642
Hudson City Bancorp Inc.	111,353	1,270,538
Independence Community Bank Corp.	15,709	580,133
New York Community Bancorp Inc. (2)	49,404	895,200
People’s Bank	10,954	331,249
Sovereign Bancorp Inc.	67,952	1,518,048
Washington Federal Inc. (2)	16,175	380,436
Washington Mutual Inc. (2)	162,287	6,603,458
Webster Financial Corp.	10,084	470,822

		16,021,180

SEMICONDUCTORS—3.09%
Advanced Micro Devices Inc. (1) (2)	73,602	1,276,259
Agere Systems Inc. (1)	33,687	404,244
Altera Corp. (1)	69,205	1,371,643
Analog Devices Inc.	68,819	2,567,637
Applied Materials Inc. (2)	310,478	5,023,534
Broadcom Corp. Class A (1)	51,471	1,827,735
Cree Inc. (1) (2)	14,025	357,217
Freescale Semiconductor Inc. Class B (1)	74,842	1,585,154
Intel Corp.	1,149,161	29,947,136
International Rectifier Corp. (1) (2)	12,048	574,931
Intersil Corp. Class A	28,412	533,293
KLA-Tencor Corp. (2)	36,549	1,597,191
Lam Research Corp. (1)	25,798	746,594
Linear Technology Corp. (2)	56,887	2,087,184
LSI Logic Corp. (1)	72,291	613,751
Maxim Integrated Products Inc. (2)	61,162	2,337,000
MEMC Electronic Materials Inc. (1)	25,707	405,399
Microchip Technology Inc. (2)	38,732	1,147,242
Micron Technology Inc. (1)	108,474	1,107,520
National Semiconductor Corp.	65,014	1,432,258
Novellus Systems Inc.	23,733	586,442
NVIDIA Corp. (1) (2)	31,705	847,158
QLogic Corp. (1)	17,206	531,149
Teradyne Inc. (1)	36,501	436,917

Texas Instruments Inc.	309,529	8,688,479
Xilinx Inc.	64,876	1,654,338

		69,687,405

SOFTWARE—3.96%
Activision Inc. (1)	33,268	549,587
Adobe Systems Inc.	91,131	2,608,169
Autodesk Inc.	42,408	1,457,563
Automatic Data Processing Inc.	108,518	4,554,500
Avid Technology Inc. (1)	6,625	352,980
BEA Systems Inc. (1)	66,357	582,614
BMC Software Inc. (1)	41,262	740,653
Cerner Corp. (1) (2)	5,560	377,913
Certegy Inc.	10,581	404,406
Citrix Systems Inc. (1)	31,545	683,265
Computer Associates International Inc. (2)	86,531	2,377,872
Compuware Corp. (1)	72,179	518,967
Dun & Bradstreet Corp. (1)	12,715	783,880
Electronic Arts Inc. (1)	57,359	3,247,093
Fair Isaac Corp. (2)	12,559	458,404
First Data Corp. (2)	144,897	5,816,166
Fiserv Inc. (1) (2)	35,618	1,529,793
Global Payments Inc.	6,051	410,258
Hyperion Solutions Corp. (1)	7,471	300,633
IMS Health Inc.	42,280	1,047,276
Intuit Inc. (1)	30,681	1,384,020
Mercury Interactive Corp. (1) (2)	16,145	619,322
Microsoft Corp.	1,723,807	42,819,366
NAVTEQ Corp. (1) (2)	16,675	619,977
Novell Inc. (1) (2)	70,572	437,546
Oracle Corp. (1)	704,568	9,300,298
Pixar Inc. (1) (2)	10,049	502,952
Red Hat Inc. (1) (2)	32,935	431,449
Salesforce.com Inc. (1)	12,779	261,714
SEI Investments Co.	11,802	440,805
Siebel Systems Inc.	96,152	855,753
Sybase Inc. (1)	16,686	306,188
Take-Two Interactive Software Inc. (1)	13,021	331,384
Total System Services Inc.	6,921	166,796
Veritas Software Corp. (1)	79,589	1,941,972

		89,221,534

TELECOMMUNICATIONS—5.73%
ADC Telecommunications Inc. (1)	21,541	468,948
Alamosa Holdings Inc. (1)	24,872	345,721
Alltel Corp. (2)	56,284	3,505,368
American Tower Corp. Class A (1)	42,843	900,560
Andrew Corp. (1)	30,314	386,807
AT&T Corp.	149,049	2,837,893
Avaya Inc. (1)	88,866	739,365
BellSouth Corp. (2)	340,974	9,059,679
CenturyTel Inc. (2)	24,446	846,565
Cisco Systems Inc. (1)	1,203,458	22,998,082
Citizens Communications Co.	63,377	851,787
Comverse Technology Inc. (1)	37,198	879,733
Corning Inc. (1)	264,823	4,401,358
Crown Castle International Corp. (1) (2)	40,879	830,661
Harris Corp.	24,789	773,665
JDS Uniphase Corp. (1)	257,891	391,994
Juniper Networks Inc. (1) (2)	101,535	2,556,651
Lucent Technologies Inc. (1) (2)	824,713	2,399,915
MCI Inc.	52,386	1,346,844
Motorola Inc.	456,562	8,336,822
Nextel Communications Inc. Class A (1)	204,151	6,596,119

Nextel Partners Inc. Class A (1)	28,325	712,940
NII Holdings Inc. Class B (1)	10,776	689,017
NTL Inc. (1)	13,852	947,754
PanAmSat Holding Corp.	9,384	192,466
QUALCOMM Inc.	304,077	10,037,582
Qwest Communications International Inc. (1) (2)	280,941	1,042,291
SBC Communications Inc.	614,968	14,605,490
Scientific-Atlanta Inc.	28,296	941,408
SpectraSite Inc. (1)	8,636	642,777
Sprint Corp. (FON Group)	259,830	6,519,135
Telephone & Data Systems Inc. (2)	20,225	825,382
Telewest Global Inc. (1)	45,707	1,041,205
Tellabs Inc. (1) (2)	83,367	725,293
United States Cellular Corp. (1) (2)	2,958	147,723
Verizon Communications Inc. (2)	515,197	17,800,056
Western Wireless Corp. Class A (1)	15,372	650,236

		128,975,292

TEXTILES—0.08%
Cintas Corp. (2)	26,241	1,012,903
Mohawk Industries Inc. (1) (2)	9,675	798,188

		1,811,091

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	29,138	605,779
Marvel Enterprises Inc. (1) (2)	13,565	267,502
Mattel Inc. (2)	76,592	1,401,634

		2,274,915

TRANSPORTATION—1.26%
Alexander & Baldwin Inc.	8,079	374,462
Burlington Northern Santa Fe Corp.	70,198	3,304,922
CH Robinson Worldwide Inc. (2)	15,907	925,787
CNF Inc. (2)	9,807	440,334
CSX Corp. (2)	40,268	1,717,833
Expeditors International Washington Inc. (2)	19,950	993,710
FedEx Corp.	56,147	4,548,468
Hunt (J.B.) Transport Services Inc.	21,924	423,133
Laidlaw International Inc. (1)	18,598	448,212
Landstar System Inc. (1)	11,103	334,422
Norfolk Southern Corp.	75,230	2,329,121
Overseas Shipholding Group Inc.	5,504	328,314
Ryder System Inc.	12,012	439,639
Swift Transportation Co. Inc. (1)	8,114	188,975
Union Pacific Corp. (2)	48,993	3,174,746
United Parcel Service Inc. Class B	114,207	7,898,556
Yellow Roadway Corp. (1)	10,868	552,094

		28,422,728

WATER—0.02%
Aqua America Inc. (2)	17,739	527,558

		527,558

TOTAL COMMON STOCKS (Cost: $2,238,535,219)		2,248,883,122

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.85%
COMMERCIAL PAPER (3)—2.66%
Alpine Securitization Corp.
3.29%, 08/08/05	$315,018	313,920
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	2,116,567	2,112,292
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	4,830,283	4,821,190
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	525,031	523,105
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	1,997,690	1,994,322
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,050,062	1,049,152
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	405,471	405,296
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	378,085	377,688
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	1,050,062	1,048,199
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	1,314,803	1,312,752
Charta LLC
3.31%, 08/11/05 (4)	1,575,092	1,569,155
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	987,058	986,237
Dexia Delaware LLC
3.04%, 07/01/05	1,392,382	1,392,382
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	787,546	782,973
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	1,737,295	1,730,034
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	2,785,257	2,780,447
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	210,012	209,274
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	1,137,301	1,135,409
General Electric Capital Corp.
2.74%, 07/07/05	525,031	524,791
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	997,559	996,211
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	3,496,705	3,481,925
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	3,176,300	3,171,611
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	525,031	525,031
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	1,536,639	1,535,273
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	2,005,618	2,003,192
Nordea North America Inc.
2.74%, 07/11/05	525,031	524,631
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	2,089,623	2,085,665
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	525,451	525,451
Polonius Inc.
3.15%, 07/11/05 (4)	735,043	734,400
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	3,415,525	3,413,290
Santander Central Hispano
2.75%, 07/08/05	1,312,577	1,311,876
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	1,878,445	1,874,779

Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	3,819,074	3,808,793
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	3,418,990	3,415,402
Three Pillars Funding Corp.
3.30%, 07/28/05	152,689	152,312
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	2,047,620	2,047,620
UBS Finance Delaware LLC
3.03%, 07/01/05	1,575,092	1,575,092
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	913,554	911,517
Yorktown Capital LLC
3.15%, 07/13/05	610,306	609,665

		59,772,354

FLOATING RATE NOTES (3)—4.48%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	1,953,115	1,953,127
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	2,572,651	2,572,671
American Express Centurion Bank
3.29%, 06/29/06	420,025	420,025
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	2,992,676	2,993,035
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	682,540	682,540
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	682,540	682,447
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	5,397,317	5,397,264
BMW US Capital LLC
3.19%, 07/14/06 (4)	1,050,062	1,050,062
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	3,570,209	3,569,875
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	3,927,230	3,926,983
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	262,515	262,515
Credit Suisse First Boston
3.15%, 05/09/06	1,050,062	1,050,062
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	3,150,185	3,150,007
DEPFA Bank PLC
3.42%, 03/15/06	1,050,062	1,050,062
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	2,541,149	2,541,243
Fairway Finance LLC
3.21%, 10/20/05	420,025	420,018
Fifth Third Bancorp
3.26%, 04/21/06 (4)	2,100,123	2,100,123
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	735,043	735,068
General Electric Capital Corp.
3.28%, 07/07/06	472,528	473,037
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	150,843	150,843
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	1,207,571	1,207,571
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,050,062	1,050,062
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	3,150,185	3,150,186

HSBC Bank USA N.A.
3.57%, 05/04/06	367,522	367,772
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	4,620,271	4,620,291
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	1,102,565	1,102,564
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	4,095,240	4,095,837
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	1,575,092	1,575,092
Marshall & Ilsley Bank
3.36%, 02/20/06	1,050,062	1,050,868
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	1,575,092	1,575,092
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	1,575,092	1,574,977
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	3,885,228	3,885,758
Norddeutsche Landesbank
3.11%, 07/27/05	1,050,062	1,050,035
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	3,150,185	3,150,185
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	4,042,737	4,042,737
Principal Life Income Funding Trusts
3.21%, 05/10/06	787,546	787,584
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	2,979,550	2,978,711
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	577,534	577,465
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	5,995,852	5,996,013
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	1,050,062	1,050,062
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	1,627,596	1,627,231
SunTrust Bank
3.17%, 04/28/06	1,575,092	1,575,092
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	3,601,711	3,601,489
Toronto-Dominion Bank
3.81%, 06/20/06	1,312,577	1,312,701
UniCredito Italiano SpA
3.34%, 06/14/06	1,365,080	1,364,619
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	2,708,281	2,708,282
Wells Fargo & Co.
3.19%, 07/14/06 (4)	525,031	525,089
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	3,517,706	3,517,569
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	3,528,207	3,528,086
Winston Funding Ltd.
3.23%, 07/23/05 (4)	749,744	749,744
World Savings Bank
3.13%, 09/09/05	367,522	367,515

		100,947,286

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	4,200,246	4,200,246

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	572,149	572,149
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	152,109	152,109
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	368,105	368,105

		5,292,609

REPURCHASE AGREEMENTS (3)—1.63%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $17,836,523 and effective yields of 3.40% - 3.44%. (7)	$17,834,824	17,834,824
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $13,652,103 and effective yields of 3.43% - 3.44%. (7)	13,650,801	13,650,801
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $5,250,804 and an effective yield of 3.40%. (7)	5,250,308	5,250,308

		36,735,933

TIME DEPOSITS (3)—0.77%
American Express Centurion Bank
3.08%, 07/01/05	787,546	787,546
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,050,062	1,050,062
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,470,086	1,470,087
Credit Suisse First Boston
3.16%, 07/13/05	525,031	525,031
Deutsche Bank AG
3.31%, 07/01/05	43,179	43,179
HBOS Treasury Services PLC
3.39%, 12/14/05	630,037	630,037

Key Bank N.A.
3.34%, 07/01/05	3,150,185	3,150,185
Natexis Banques
2.98%, 08/18/05	1,050,062	1,050,062
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	1,890,111	1,890,064
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	840,049	840,044
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	735,043	735,033
US Bank N.A.
3.12%, 07/08/05	1,050,062	1,050,062
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	3,150,185	3,150,185
Wells Fargo Bank N.A.
3.04%, 07/01/05	1,050,062	1,050,062

		17,421,639

U.S. GOVERNMENT AGENCY NOTES (3)—0.07%
Federal National Mortgage Association
2.33%, 07/22/05	1,575,092	1,572,956

		1,572,956

TOTAL SHORT-TERM INVESTMENTS (Cost: $221,742,777)		221,742,777

TOTAL INVESTMENTS IN SECURITIES — 109.71% (Cost: $2,460,277,996) (8)		2,470,625,899
Other Assets, Less Liabilities — (9.71%)		(218,721,997)

NET ASSETS — 100.00%		$2,251,903,902

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $2,499,027,334. Net unrealized depreciation aggregated $28,401,435, of which $92,274,259 represented gross unrealized appreciation on securities and $120,675,694 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.49%
Donnelley (R.H.) Corp. (1)	15,525	$962,239
Getty Images Inc. (1) (2)	29,727	2,207,527
Harte-Hanks Inc. (2)	33,519	996,520
Interpublic Group of Companies Inc. (1) (2)	221,286	2,695,263
Lamar Advertising Co. (1) (2)	43,351	1,854,122
Omnicom Group Inc.	111,048	8,868,293
West Corp. (1) (2)	11,472	440,525

		18,024,489

AEROSPACE & DEFENSE—2.61%
Alliant Techsystems Inc. (1) (2)	15,906	1,122,964
Boeing Co. (The)	501,868	33,123,288
Goodrich (B.F.) Co.	72,433	2,966,856
L-3 Communications Holdings Inc. (2)	41,620	3,187,260
Lockheed Martin Corp.	224,055	14,534,448
Raytheon Co.	60,134	2,352,442
Rockwell Collins Inc.	109,006	5,197,406
Titan Corp. (The) (1)	50,291	1,143,617
United Technologies Corp.	621,716	31,925,117

		95,553,398

AGRICULTURE—1.18%
Altria Group Inc.	508,188	32,859,436
Monsanto Co.	127,479	8,014,605
UST Inc.	52,204	2,383,635

		43,257,676

AIRLINES—0.15%
AMR Corp. (1) (2)	95,285	1,153,901
JetBlue Airways Corp. (1) (2)	58,118	1,187,932
Southwest Airlines Co.	237,561	3,309,225

		5,651,058

APPAREL—0.56%
Coach Inc. (1)	229,489	7,703,946
Columbia Sportswear Co. (1) (2)	2,743	135,477
Nike Inc. Class B	113,753	9,851,010
Polo Ralph Lauren Corp.	7,247	312,418
Quiksilver Inc. (1)	69,505	1,110,690
Reebok International Ltd. (2)	6,579	275,200
Timberland Co. Class A (1) (2)	31,029	1,201,443

		20,590,184

AUTO MANUFACTURERS—0.25%
Navistar International Corp. (1)	36,643	1,172,576
Oshkosh Truck Corp. (2)	21,626	1,692,883
PACCAR Inc.	91,646	6,231,928

		9,097,387

AUTO PARTS & EQUIPMENT—0.08%
Autoliv Inc.	8,369	366,562
BorgWarner Inc.	9,743	522,907
Goodyear Tire & Rubber Co. (The) (1) (2)	43,050	641,445
Johnson Controls Inc.	22,504	1,267,650

		2,798,564

BANKS—0.73%
Bank of Hawaii Corp.	2,989	151,692
Commerce Bancorp Inc. (2)	88,199	2,673,312
Cullen/Frost Bankers Inc.	1,632	77,765
East West Bancorp Inc.	30,911	1,038,300
Fifth Third Bancorp	20,933	862,649
First Marblehead Corp. (The) (1) (2)	14,759	517,451
Investors Financial Services Corp. (2)	41,502	1,569,606
Mellon Financial Corp.	20,145	577,960
Northern Trust Corp.	66,453	3,029,592
State Street Corp. (2)	59,401	2,866,098
Synovus Financial Corp. (2)	187,933	5,388,039
TCF Financial Corp. (2)	60,381	1,562,660
Wells Fargo & Co.	103,047	6,345,634

		26,660,758

BEVERAGES—2.85%
Anheuser-Busch Companies Inc.	291,681	13,344,406
Brown-Forman Corp. Class B	30,891	1,867,670
Coca-Cola Co. (The)	788,230	32,908,602
Constellation Brands Inc. (1)	27,997	825,911
Pepsi Bottling Group Inc.	22,065	631,280
PepsiCo Inc.	1,017,065	54,850,315

		104,428,184

BIOTECHNOLOGY—2.71%
Affymetrix Inc. (1) (2)	38,866	2,096,043
Amgen Inc. (1)	751,645	45,444,457
Biogen Idec Inc. (1)	95,448	3,288,184
Celgene Corp. (1)	102,225	4,167,713
Charles River Laboratories International Inc. (1)	19,578	944,638
Chiron Corp. (1)	62,484	2,180,067
Genentech Inc. (1) (2)	281,802	22,623,065
Genzyme Corp. (1)	153,449	9,220,750
Invitrogen Corp. (1)	15,139	1,260,927
MedImmune Inc. (1) (2)	151,851	4,057,459
Millennium Pharmaceuticals Inc. (1) (2)	97,387	902,777
Millipore Corp. (1)	30,972	1,757,042
Protein Design Labs Inc. (1) (2)	62,688	1,266,924

		99,210,046

BUILDING MATERIALS—0.46%
American Standard Companies Inc. (2)	114,544	4,801,684
Florida Rock Industries Inc. (2)	18,433	1,352,061
Martin Marietta Materials Inc.	22,989	1,589,000
Masco Corp.	208,788	6,631,107
Vulcan Materials Co.	40,607	2,639,049

		17,012,901

CHEMICALS—1.30%
Air Products & Chemicals Inc.	13,743	828,703
Airgas Inc.	1,100	27,137
Cabot Corp.	1,570	51,810
Crompton Corp.	31,169	441,041
Dow Chemical Co. (The)	550,940	24,533,358

Du Pont (E.I.) de Nemours and Co.	100,346	4,315,881
Ecolab Inc. (2)	112,354	3,635,775
International Flavors & Fragrances Inc.	56,258	2,037,665
Praxair Inc.	171,367	7,985,702
Rohm & Haas Co.	6,370	295,186
Sherwin-Williams Co. (The)	69,747	3,284,386
Sigma-Aldrich Corp.	4,489	251,564

		47,688,208

COAL—0.23%
Arch Coal Inc.	14,164	771,513
CONSOL Energy Inc.	38,061	2,039,308
Massey Energy Co.	45,807	1,727,840
Peabody Energy Corp.	78,817	4,101,637

		8,640,298

COMMERCIAL SERVICES—1.58%
Alliance Data Systems Corp. (1)	49,759	2,018,225
Apollo Group Inc. Class A (1)	87,658	6,856,609
ARAMARK Corp. Class B (2)	44,804	1,182,826
Block (H & R) Inc.	101,046	5,896,034
Career Education Corp. (1) (2)	63,337	2,318,768
Cendant Corp.	64,125	1,434,476
ChoicePoint Inc. (1)	55,681	2,230,024
Corporate Executive Board Co. (The) (2)	25,559	2,002,036
Education Management Corp. (1)	46,195	1,558,157
Equifax Inc.	58,362	2,084,107
Hewitt Associates Inc. Class A (1)	14,487	384,050
Interactive Data Corp.	8,960	186,189
Iron Mountain Inc. (1) (2)	67,698	2,099,992
ITT Educational Services Inc. (1) (2)	28,745	1,535,558
Laureate Education Inc. (1) (2)	26,378	1,262,451
Manpower Inc.	15,450	614,601
McKesson Corp.	72,777	3,259,682
Moody’s Corp. (2)	153,849	6,917,051
Paychex Inc. (2)	202,884	6,601,845
Pharmaceutical Product Development Inc. (1)	30,076	1,409,361
Rent-A-Center Inc. (1)	29,823	694,578
Robert Half International Inc. (2)	102,791	2,566,691
ServiceMaster Co. (The)	108,988	1,460,439
Weight Watchers International Inc. (1) (2)	24,050	1,241,221

		57,814,971

COMPUTERS—5.51%
Affiliated Computer Services Inc. Class A (1) (2)	47,563	2,430,469
Apple Computer Inc. (1)	500,069	18,407,540
BISYS Group Inc. (The) (1)	29,020	433,559
CACI International Inc. Class A (1)	17,606	1,111,995
Cadence Design Systems Inc. (1)	79,735	1,089,180
Ceridian Corp. (1) (2)	45,503	886,398
Cognizant Technology Solutions Corp. (1) (2)	83,019	3,912,685
Dell Inc. (1)	1,493,479	59,007,355
Diebold Inc.	38,713	1,746,343
DST Systems Inc. (1)	45,584	2,133,331
Electronic Data Systems Corp.	70,718	1,361,322
EMC Corp. (1)	1,458,440	19,995,212
International Business Machines Corp.	829,926	61,580,509
Lexmark International Inc. (1) (2)	75,697	4,907,437
National Instruments Corp. (2)	34,819	738,163
NCR Corp. (1)	29,026	1,019,393
Network Appliance Inc. (1) (2)	221,436	6,259,996
Reynolds & Reynolds Co. (The) Class A (2)	5,218	141,043
SanDisk Corp. (1) (2)	84,797	2,012,233

SRA International Inc. Class A (1)	16,770	582,254
Sun Microsystems Inc. (1)	1,212,444	4,522,416
SunGard Data Systems Inc. (1)	165,933	5,835,864
Synopsys Inc. (1)	16,534	275,622
Western Digital Corp. (1)	126,891	1,702,877

		202,093,196

COSMETICS & PERSONAL CARE—3.87%
Alberto-Culver Co.	13,283	575,552
Avon Products Inc.	287,051	10,864,880
Colgate-Palmolive Co.	231,900	11,574,129
Estee Lauder Companies Inc. Class A (2)	81,865	3,203,377
Gillette Co. (The)	544,272	27,556,491
Kimberly-Clark Corp.	131,269	8,216,127
Procter & Gamble Co.	1,514,915	79,911,766

		141,902,322

DISTRIBUTION & WHOLESALE—0.19%
CDW Corp. (2)	38,366	2,190,315
Fastenal Co. (2)	38,511	2,359,184
Grainger (W.W.) Inc.	8,000	438,320
Ingram Micro Inc. Class A (1)	36,958	578,762
SCP Pool Corp.	30,900	1,084,281
Tech Data Corp. (1)	9,925	363,354

		7,014,216

DIVERSIFIED FINANCIAL SERVICES—2.86%
Affiliated Managers Group Inc. (1)	19,810	1,353,617
American Express Co. (2)	664,502	35,371,441
AmeriCredit Corp. (1)	36,218	923,559
Ameritrade Holding Corp. (1)	57,109	1,061,656
BlackRock Inc.	11,999	965,320
Capital One Financial Corp. (2)	49,041	3,923,770
CapitalSource Inc. (1) (2)	31,366	615,715
Chicago Mercantile Exchange Holdings Inc. (2)	20,865	6,165,608
Countrywide Financial Corp.	28,380	1,095,752
Eaton Vance Corp. (2)	82,338	1,968,702
Federated Investors Inc. Class B (2)	47,965	1,439,430
Franklin Resources Inc.	97,715	7,522,101
Goldman Sachs Group Inc. (The)	35,002	3,570,904
IndyMac Bancorp Inc. (2)	19,492	793,909
Instinet Group Inc. (1)	13,168	69,000
Legg Mason Inc. (2)	64,480	6,713,013
Morgan Stanley	65,916	3,458,613
Nelnet Inc. Class A (1) (2)	9,404	312,871
Nuveen Investments Inc. Class A	30,429	1,144,739
Providian Financial Corp. (1)	31,881	562,062
Schwab (Charles) Corp. (The)	636,469	7,179,370
SLM Corp. (2)	255,055	12,956,794
Student Loan Corp.	2,288	502,902
T. Rowe Price Group Inc.	78,589	4,919,671
Westcorp Inc.	5,225	273,895

		104,864,414

ELECTRIC—0.51%
AES Corp. (The) (1)	399,177	6,538,519
TXU Corp.	145,286	12,071,814

		18,610,333

ELECTRICAL COMPONENTS & EQUIPMENT—0.57%
American Power Conversion Corp. (2)	99,866	2,355,839
AMETEK Inc.	41,498	1,736,691
Emerson Electric Co.	211,769	13,263,092

Energizer Holdings Inc. (1)	35,086	2,181,297
Hubbell Inc. Class B	1,621	71,486
Molex Inc. (2)	43,929	1,143,911

		20,752,316

ELECTRONICS—0.83%
Agilent Technologies Inc. (1)	253,637	5,838,724
Amphenol Corp. Class A (2)	52,781	2,120,213
Avnet Inc. (1)	20,886	470,562
AVX Corp. (2)	9,641	116,849
Dolby Laboratories Inc. Class A (1)	16,987	374,733
Fisher Scientific International Inc. (1) (2)	38,906	2,524,999
FLIR Systems Inc. (1) (2)	38,195	1,139,739
Gentex Corp. (2)	96,603	1,758,175
Jabil Circuit Inc. (1)	100,417	3,085,814
Mettler Toledo International Inc. (1)	19,198	894,243
Parker Hannifin Corp.	31,148	1,931,487
PerkinElmer Inc.	42,476	802,796
Sanmina-SCI Corp. (1)	166,198	909,103
Solectron Corp. (1) (2)	294,478	1,116,072
Symbol Technologies Inc. (2)	128,404	1,267,347
Tektronix Inc.	14,486	337,089
Thermo Electron Corp. (1)	36,958	993,061
Thomas & Betts Corp. (1)	15,182	428,740
Trimble Navigation Ltd. (1)	31,160	1,214,305
Vishay Intertechnology Inc. (1)	38,539	457,458
Waters Corp. (1)	72,212	2,684,120

		30,465,629

ENGINEERING & CONSTRUCTION—0.12%
Fluor Corp. (2)	52,015	2,995,544
Jacobs Engineering Group Inc. (1) (2)	28,519	1,604,479

		4,600,023

ENTERTAINMENT—0.32%
DreamWorks Animation SKG Inc. Class A (1)	23,138	606,216
GTECH Holdings Corp.	70,992	2,075,806
International Game Technology Inc. (2)	210,133	5,915,244
International Speedway Corp. Class A	2,976	167,430
Penn National Gaming Inc. (1)	40,154	1,465,621
Regal Entertainment Group Class A	24,766	467,582
Scientific Games Corp. Class A (1) (2)	35,253	949,363

		11,647,262

ENVIRONMENTAL CONTROL—0.15%
Allied Waste Industries Inc. (1) (2)	44,535	353,163
Nalco Holding Co. (1)	48,670	955,392
Stericycle Inc. (1) (2)	27,527	1,385,159
Waste Management Inc.	95,773	2,714,207

		5,407,921

FOOD—1.32%
Campbell Soup Co.	71,475	2,199,286
General Mills Inc.	8,729	408,430
Heinz (H.J.) Co.	115,007	4,073,548
Hershey Co. (The)	95,485	5,929,619
Kellogg Co.	102,297	4,546,079
McCormick & Co. Inc. NVS	56,523	1,847,172
Sara Lee Corp.	181,146	3,588,502
Sysco Corp. (2)	384,827	13,926,889
Whole Foods Market Inc.	40,001	4,732,118
Wrigley (William Jr.) Co.	105,976	7,295,388

		48,547,031

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	27,189	2,442,932
Stanley Works (The)	31,955	1,455,231

		3,898,163

HEALTH CARE - PRODUCTS—7.46%
Advanced Medical Optics Inc. (1)	38,589	1,533,913
Bard (C.R.) Inc.	64,408	4,283,776
Bausch & Lomb Inc. (2)	28,285	2,347,655
Baxter International Inc.	376,455	13,966,481
Beckman Coulter Inc.	38,112	2,422,780
Becton, Dickinson & Co.	153,643	8,061,648
Biomet Inc.	154,055	5,336,465
Boston Scientific Corp. (1)	401,245	10,833,615
Cooper Companies Inc.	21,852	1,329,913
Cytyc Corp. (1) (2)	70,691	1,559,443
Dade Behring Holdings Inc.	26,379	1,714,899
DENTSPLY International Inc. (2)	49,452	2,670,408
Edwards Lifesciences Corp. (1) (2)	36,965	1,590,234
Gen-Probe Inc. (1)	31,295	1,133,818
Guidant Corp.	197,587	13,297,605
Henry Schein Inc. (1) (2)	52,240	2,169,005
Hillenbrand Industries Inc.	10,622	536,942
IDEXX Laboratories Inc. (1) (2)	20,374	1,269,911
INAMED Corp. (1)	22,458	1,504,012
Johnson & Johnson	1,805,738	117,372,970
Medtronic Inc.	734,711	38,050,683
Patterson Companies Inc. (1) (2)	82,767	3,731,136
ResMed Inc. (1) (2)	21,745	1,434,953
Respironics Inc. (1)	44,362	1,601,912
St. Jude Medical Inc. (1)	220,372	9,610,423
Stryker Corp.	178,296	8,479,758
TECHNE Corp. (1)	22,571	1,036,235
Varian Medical Systems Inc. (1) (2)	81,208	3,031,495
Zimmer Holdings Inc. (1)	150,163	11,437,916

		273,350,004

HEALTH CARE - SERVICES—3.40%
Aetna Inc.	140,829	11,663,458
AMERIGROUP Corp. (1)	30,203	1,214,161
Community Health Systems Inc. (1) (2)	42,982	1,624,290
Covance Inc. (1) (2)	39,011	1,750,424
Coventry Health Care Inc. (1)	65,761	4,652,591
DaVita Inc. (1)	61,582	2,800,749
HCA Inc. (2)	267,649	15,167,669
Health Management Associates Inc. Class A	136,001	3,560,506
Health Net Inc. (1)	39,467	1,506,061
Humana Inc. (1)	73,148	2,906,902
Laboratory Corp. of America Holdings (1)	82,516	4,117,548
LifePoint Hospitals Inc. (1) (2)	32,591	1,646,497
Lincare Holdings Inc. (1)	56,636	2,313,014
Manor Care Inc.	51,625	2,051,061
PacifiCare Health Systems Inc. (1)	30,772	2,198,659
Quest Diagnostics Inc.	98,167	5,229,356
Renal Care Group Inc. (1)	42,039	1,937,998
Sierra Health Services Inc. (1) (2)	11,237	802,996
Tenet Healthcare Corp. (1)	38,756	474,373
Triad Hospitals Inc. (1) (2)	18,789	1,026,631
UnitedHealth Group Inc.	769,109	40,101,343
Universal Health Services Inc. Class B (2)	20,102	1,249,942
WellChoice Inc. (1)	16,031	1,113,674
WellPoint Inc. (1)	193,294	13,460,994

		124,570,897

HOME BUILDERS—0.65%
Beazer Homes USA Inc.	10,017	572,472
Centex Corp.	40,209	2,841,570
D.R. Horton Inc.	119,440	4,492,138
Hovnanian Enterprises Inc. Class A (1) (2)	19,821	1,292,329
KB Home	40,408	3,080,302
Lennar Corp. Class A	46,389	2,943,382
M.D.C. Holdings Inc.	11,736	965,286
NVR Inc. (1) (2)	3,309	2,680,290
Ryland Group Inc. (2)	22,236	1,687,045
Standard-Pacific Corp.	2,217	194,985
Toll Brothers Inc. (1) (2)	31,876	3,237,008

		23,986,807

HOME FURNISHINGS—0.13%
Harman International Industries Inc.	40,534	3,297,846
Leggett & Platt Inc.	33,031	877,964
Tempur-Pedic International Inc. (1)	24,627	546,227

		4,722,037

HOUSEHOLD PRODUCTS & WARES—0.34%
Avery Dennison Corp. (2)	46,415	2,458,138
Church & Dwight Co. Inc. (2)	39,385	1,425,737
Fortune Brands Inc.	88,497	7,858,534
Scotts Miracle-Gro Co. (The) Class A (1)	2,523	179,663
Spectrum Brands Inc. (1)	15,122	499,026

		12,421,098

HOUSEWARES—0.04%
Newell Rubbermaid Inc.	28,490	679,202
Toro Co.	25,399	980,655

		1,659,857

INSURANCE—1.49%
AFLAC Inc.	242,858	10,510,894
Allmerica Financial Corp. (1)	1,270	47,104
Ambac Financial Group Inc.	15,030	1,048,493
American International Group Inc.	414,097	24,059,036
Berkley (W.R.) Corp.	11,210	399,973
Brown & Brown Inc. (2)	33,979	1,527,016
Erie Indemnity Co. Class A	4,724	256,277
Gallagher (Arthur J.) & Co. (2)	47,751	1,295,485
HCC Insurance Holdings Inc.	19,810	750,205
Markel Corp. (1)	2,533	858,687
MBIA Inc.	4,484	265,946
Philadelphia Consolidated Holding Corp. (1)	8,305	703,932
Progressive Corp. (The) (2)	109,872	10,856,452
Prudential Financial Inc.	21,906	1,438,348
Transatlantic Holdings Inc. (2)	1,763	98,411
Unitrin Inc. (2)	13,456	660,690

		54,776,949

INTERNET—3.00%
Akamai Technologies Inc. (1) (2)	69,323	910,211
Amazon.com Inc. (1) (2)	186,506	6,169,618
Ask Jeeves Inc. (1)	36,638	1,106,101
CheckFree Corp. (1) (2)	41,604	1,417,032
eBay Inc. (1)	661,862	21,848,065
F5 Networks Inc. (1)	22,085	1,043,185
Google Inc. Class A (1)	94,955	27,931,013
IAC/InterActiveCorp (1)	87,879	2,113,490

Macromedia Inc. (1)	46,642	1,782,657
McAfee Inc. (1)	97,639	2,556,189
Monster Worldwide Inc. (1)	63,934	1,833,627
Symantec Corp. (1) (2)	431,584	9,382,636
VeriSign Inc. (1)	159,669	4,592,080
WebMD Corp. (1) (2)	162,381	1,667,653
Yahoo! Inc. (1)	735,584	25,487,986

		109,841,543

IRON & STEEL—0.03%
Allegheny Technologies Inc.	57,041	1,258,324

		1,258,324

LEISURE TIME—0.32%
Brunswick Corp.	43,226	1,872,550
Harley-Davidson Inc. (2)	173,162	8,588,835
Polaris Industries Inc. (2)	26,465	1,429,110

		11,890,495

LODGING—0.87%
Boyd Gaming Corp. (2)	24,999	1,278,199
Choice Hotels International Inc.	9,754	640,838
Harrah’s Entertainment Inc.	68,800	4,958,416
Hilton Hotels Corp. (2)	230,678	5,501,670
Las Vegas Sands Corp. (1) (2)	13,456	481,052
Marriott International Inc. Class A	113,930	7,772,305
MGM Mirage (1) (2)	72,546	2,871,371
Starwood Hotels & Resorts Worldwide Inc.	80,211	4,697,958
Station Casinos Inc.	33,315	2,212,116
Wynn Resorts Ltd. (1) (2)	28,327	1,339,017

		31,752,942

MACHINERY—0.91%
Caterpillar Inc.	207,403	19,767,580
Cummins Inc.	15,367	1,146,532
Deere & Co.	15,770	1,032,777
Graco Inc.	43,081	1,467,770
IDEX Corp.	23,835	920,269
Joy Global Inc.	47,733	1,603,351
Rockwell Automation Inc. (2)	111,108	5,412,071
Zebra Technologies Corp. Class A (1) (2)	43,014	1,883,583

		33,233,933

MANUFACTURING—6.57%
Brink’s Co. (The)	26,349	948,564
Carlisle Companies Inc.	9,269	636,131
Danaher Corp.	143,561	7,513,983
Donaldson Co. Inc. (2)	46,233	1,402,247
Dover Corp.	83,858	3,050,754
Eaton Corp.	25,157	1,506,904
General Electric Co.	4,881,797	169,154,266
Harsco Corp.	21,562	1,176,207
Illinois Tool Works Inc.	142,820	11,379,898
ITT Industries Inc.	51,053	4,984,304
Pall Corp.	7,401	224,694
Pentair Inc.	51,208	2,192,214
Roper Industries Inc. (2)	22,728	1,622,097
Textron Inc.	16,422	1,245,609
3M Co.	467,486	33,799,238

		240,837,110

MEDIA—2.76%
Cablevision Systems Corp. (1)	120,450	3,878,490

CKX Inc. (1)	7,665	98,610
Clear Channel Communications Inc.	111,341	3,443,777
Comcast Corp. Class A (1)	584,942	17,957,719
Dex Media Inc. (2)	89,975	2,196,290
DIRECTV Group Inc. (The) (1) (2)	387,471	6,005,801
Dow Jones & Co. Inc. (2)	33,014	1,170,346
EchoStar Communications Corp.	141,007	4,251,361
Liberty Global Inc. Class A (1)	61,738	2,881,331
Liberty Media Corp. Class A (1)	624,763	6,366,335
McGraw-Hill Companies Inc. (The)	227,821	10,081,079
Meredith Corp.	25,222	1,237,391
News Corp. Class A	567,507	9,182,263
Scripps (E.W.) Co. Class A	48,816	2,382,221
Sirius Satellite Radio Inc. (1)	798,898	5,176,859
Time Warner Inc. (1)	152,510	2,548,442
Univision Communications Inc. Class A (1)	68,476	1,886,514
Viacom Inc. Class B	156,798	5,020,672
Walt Disney Co. (The)	298,092	7,505,957
Washington Post Co. (The) Class B (2)	2,961	2,472,524
Westwood One Inc. (2)	9,842	201,072
Wiley (John) & Sons Inc. Class A	29,040	1,153,759
XM Satellite Radio Holdings Inc. Class A (1) (2)	127,699	4,298,348

		101,397,161

METAL FABRICATE & HARDWARE—0.04%
Precision Castparts Corp.	13,952	1,086,861
Timken Co. (The)	23,766	548,995

		1,635,856

MINING—0.21%
Freeport-McMoRan Copper & Gold Inc. (2)	108,244	4,052,655
Phelps Dodge Corp.	31,143	2,880,728
Southern Peru Copper Corp.	14,885	637,673

		7,571,056

OFFICE & BUSINESS EQUIPMENT—0.09%
Pitney Bowes Inc.	74,184	3,230,713

		3,230,713

OFFICE FURNISHINGS—0.09%
Herman Miller Inc. (2)	43,815	1,351,255
HNI Corp.	34,082	1,743,294
Steelcase Inc. Class A	15,111	209,287

		3,303,836

OIL & GAS—1.35%
Chesapeake Energy Corp.	72,068	1,643,150
Denbury Resources Inc. (1)	33,631	1,337,505
Diamond Offshore Drilling Inc. (2)	34,922	1,865,882
ENSCO International Inc.	64,988	2,323,321
EOG Resources Inc.	144,834	8,226,571
Helmerich & Payne Inc.	19,645	921,743
Murphy Oil Corp.	99,612	5,202,735
Newfield Exploration Co. (1)	55,010	2,194,349
Noble Energy Inc.	7,072	534,997
Patterson-UTI Energy Inc.	101,826	2,833,818
Pioneer Natural Resources Co.	5,484	230,767
Plains Exploration & Production Co. (1)	46,064	1,636,654
Pride International Inc. (1)	50,048	1,286,234
Quicksilver Resources Inc. (1) (2)	22,218	1,420,397
Range Resources Corp.	48,235	1,297,522
Rowan Companies Inc.	37,504	1,114,244
Southwestern Energy Co. (1)	43,509	2,044,053

Sunoco Inc.	32,569	3,702,444
Tesoro Corp.	22,542	1,048,654
Unit Corp. (1)	25,570	1,125,336
XTO Energy Inc.	219,640	7,465,564

		49,455,940

OIL & GAS SERVICES—1.13%
Baker Hughes Inc.	206,036	10,540,802
BJ Services Co. (2)	99,031	5,197,147
Cooper Cameron Corp. (1)	26,634	1,652,640
FMC Technologies Inc. (1) (2)	43,059	1,376,596
Grant Prideco Inc. (1) (2)	76,928	2,034,746
Halliburton Co. (2)	271,181	12,967,875
National Oilwell Varco Inc. (1) (2)	60,145	2,859,293
Smith International Inc. (2)	65,035	4,142,730
Tidewater Inc.	14,297	545,002

		41,316,831

PACKAGING & CONTAINERS—0.08%
Ball Corp.	10,311	370,784
Crown Holdings Inc. (1)	98,507	1,401,755
Pactiv Corp. (1)	11,337	244,652
Sealed Air Corp. (1) (2)	18,414	916,833

		2,934,024

PHARMACEUTICALS—5.75%
Abbott Laboratories	824,185	40,393,307
Accredo Health Inc. (1)	30,858	1,400,953
Allergan Inc.	79,387	6,766,948
American Pharmaceutical Partners Inc. (1)	12,271	506,179
Barr Pharmaceuticals Inc. (1)	62,057	3,024,658
Bristol-Myers Squibb Co.	479,848	11,986,603
Cardinal Health Inc.	169,031	9,732,805
Caremark Rx Inc. (1)	246,064	10,954,769
Cephalon Inc. (1) (2)	36,120	1,437,937
Endo Pharmaceuticals Holdings Inc. (1)	30,295	796,153
Eon Labs Inc. (1)	17,938	549,620
Express Scripts Inc. (1) (2)	76,246	3,810,775
Forest Laboratories Inc. (1)	213,769	8,304,926
Gilead Sciences Inc. (1)	274,723	12,085,065
Hospira Inc. (1)	45,478	1,773,642
ImClone Systems Inc. (1) (2)	43,082	1,334,250
IVAX Corp. (1)	123,960	2,665,140
Kinetic Concepts Inc. (1)	28,650	1,719,000
Kos Pharmaceuticals Inc. (1)	7,591	497,211
Lilly (Eli) & Co. (2)	556,172	30,984,342
Medco Health Solutions Inc. (1)	116,097	6,194,936
Merck & Co. Inc.	309,543	9,533,924
Mylan Laboratories Inc.	48,150	926,406
Omnicare Inc. (2)	20,731	879,616
OSI Pharmaceuticals Inc. (1) (2)	31,641	1,293,168
Schering-Plough Corp.	896,465	17,086,623
Sepracor Inc. (1) (2)	64,245	3,855,342
Valeant Pharmaceuticals International	54,317	957,609
VCA Antech Inc. (1) (2)	48,627	1,179,205
Wyeth	405,107	18,027,262

		210,658,374

PIPELINES—0.34%
Equitable Resources Inc.	32,853	2,234,004
Kinder Morgan Inc. (2)	53,567	4,456,774
Questar Corp.	11,784	776,566
Western Gas Resources Inc.	31,058	1,083,924
Williams Companies Inc.	204,297	3,881,643

		12,432,911

REAL ESTATE—0.17%
CB Richard Ellis Group Inc. Class A (1) (2)	29,579	1,297,335
Forest City Enterprises Inc. Class A	19,523	1,386,133
St. Joe Co. (The) (2)	45,743	3,729,884

		6,413,352

REAL ESTATE INVESTMENT TRUSTS—0.41%
Catellus Development Corp.	24,850	815,080
CenterPoint Properties Trust	2,148	90,860
Federal Realty Investment Trust	11,687	689,533
General Growth Properties Inc.	52,846	2,171,442
Global Signal Inc.	8,158	307,149
Macerich Co. (The)	10,342	693,431
Mills Corp. (2)	33,497	2,036,283
New Century Financial Corp.	14,209	731,053
Public Storage Inc.	38,898	2,460,299
Simon Property Group Inc.	37,522	2,719,970
SL Green Realty Corp.	1,711	110,360
United Dominion Realty Trust Inc.	33,413	803,583
Ventas Inc. (2)	50,405	1,522,231

		15,151,274

RETAIL—10.53%
Abercrombie & Fitch Co. Class A	52,896	3,633,955
Advance Auto Parts Inc. (1)	43,947	2,836,779
American Eagle Outfitters Inc.	71,175	2,181,514
AnnTaylor Stores Corp. (1)	22,154	537,899
Applebee’s International Inc.	50,499	1,337,719
AutoZone Inc. (1)	34,650	3,203,739
Barnes & Noble Inc. (1)	7,398	287,042
Bebe Stores Inc.	10,160	268,935
Bed Bath & Beyond Inc. (1)	178,971	7,477,408
Best Buy Co. Inc.	164,038	11,244,805
Brinker International Inc. (1)	53,725	2,151,686
CarMax Inc. (1) (2)	64,711	1,724,548
CBRL Group Inc.	12,943	502,965
Cheesecake Factory (The) (1) (2)	48,413	1,681,384
Chico’s FAS Inc. (1) (2)	110,370	3,783,484
Circuit City Stores Inc. (2)	46,552	804,884
Claire’s Stores Inc.	50,742	1,220,345
Copart Inc. (1)	41,859	996,244
Costco Wholesale Corp.	109,559	4,910,434
CVS Corp.	491,296	14,281,975
Darden Restaurants Inc.	94,160	3,105,397
Dick’s Sporting Goods Inc. (1)	20,190	779,132
Dollar General Corp.	198,002	4,031,321
Dollar Tree Stores Inc. (1)	46,850	1,124,400
Family Dollar Stores Inc. (2)	78,990	2,061,639
Foot Locker Inc.	48,274	1,314,018
Gap Inc. (The)	362,328	7,155,978
Home Depot Inc.	1,311,141	51,003,385
Kohl’s Corp. (1)	186,281	10,414,971
Limited Brands Inc.	208,479	4,465,620
Lowe’s Companies Inc.	470,504	27,392,743
Men’s Wearhouse Inc. (The) (1)	28,311	974,748
Michaels Stores Inc.	83,760	3,465,151
MSC Industrial Direct Co. Inc. Class A (2)	27,152	916,380
Neiman-Marcus Group Inc. Class A	4,201	407,161
Nordstrom Inc.	66,272	4,504,508
O’Reilly Automotive Inc. (1) (2)	61,899	1,845,209

Outback Steakhouse Inc. (2)	36,368	1,645,288
Panera Bread Co. Class A (1)	15,871	985,351
Penney (J.C.) Co. Inc. (Holding Co.)	49,285	2,591,405
PETsMART Inc. (2)	88,471	2,685,095
RadioShack Corp.	96,014	2,224,644
Ross Stores Inc. (2)	90,944	2,629,191
Saks Inc. (1)	8,563	162,440
Sears Holdings Corp. (1)	28,132	4,216,143
7-Eleven Inc. (1)	16,689	504,675
Sonic Corp. (1)	35,608	1,087,112
Staples Inc.	448,018	9,551,744
Starbucks Corp. (1)	236,984	12,242,593
Target Corp.	537,995	29,272,308
Tiffany & Co. (2)	36,037	1,180,572
TJX Companies Inc.	293,601	7,149,184
Urban Outfitters Inc. (1) (2)	32,045	1,816,631
Walgreen Co.	621,150	28,566,689
Wal-Mart Stores Inc.	1,529,619	73,727,636
Wendy’s International Inc.	35,323	1,683,141
Williams-Sonoma Inc. (1) (2)	69,295	2,742,003
Yum! Brands Inc.	176,245	9,178,840

		385,872,190

SAVINGS & LOANS—0.25%
Golden West Financial Corp.	63,650	4,097,787
Hudson City Bancorp Inc.	360,290	4,110,909
People’s Bank	34,737	1,050,447

		9,259,143

SEMICONDUCTORS—5.88%
Advanced Micro Devices Inc. (1) (2)	127,916	2,218,063
Agere Systems Inc. (1)	111,652	1,339,824
Altera Corp. (1)	227,486	4,508,773
Analog Devices Inc. (2)	225,088	8,398,033
Applied Materials Inc.	1,013,664	16,401,084
Broadcom Corp. Class A (1)	169,094	6,004,528
Cree Inc. (1) (2)	46,929	1,195,282
Freescale Semiconductor Inc. Class B (1)	31,717	671,766
Intel Corp.	3,748,772	97,692,998
International Rectifier Corp. (1) (2)	31,420	1,499,362
Intersil Corp. Class A	46,107	865,428
KLA-Tencor Corp. (2)	120,384	5,260,781
Lam Research Corp. (1)	85,326	2,469,334
Linear Technology Corp. (2)	186,228	6,832,705
LSI Logic Corp. (1)	91,027	772,819
Maxim Integrated Products Inc.	199,556	7,625,035
MEMC Electronic Materials Inc. (1) (2)	81,846	1,290,711
Microchip Technology Inc.	127,826	3,786,206
Micron Technology Inc. (1)	177,176	1,808,967
National Semiconductor Corp. (2)	213,737	4,708,626
Novellus Systems Inc.	39,734	981,827
NVIDIA Corp. (1) (2)	104,484	2,791,812
QLogic Corp. (1)	54,715	1,689,052
Teradyne Inc. (1) (2)	85,066	1,018,240
Texas Instruments Inc. (2)	1,009,821	28,345,675
Xilinx Inc.	213,144	5,435,172

		215,612,103

SOFTWARE—7.49%
Activision Inc. (1)	106,813	1,764,551
Adobe Systems Inc.	297,469	8,513,563
Autodesk Inc.	139,558	4,796,608
Automatic Data Processing Inc. (2)	353,824	14,849,993

Avid Technology Inc. (1) (2)	21,979	1,171,041
BEA Systems Inc. (1)	18,616	163,448
BMC Software Inc. (1)	56,661	1,017,065
Cerner Corp. (1) (2)	17,632	1,198,447
Certegy Inc. (2)	35,347	1,350,962
Citrix Systems Inc. (1)	104,333	2,259,853
Computer Associates International Inc. (2)	205,497	5,647,058
Compuware Corp. (1)	100,403	721,898
Dun & Bradstreet Corp. (1)	41,936	2,585,354
Electronic Arts Inc. (1)	187,256	10,600,562
Fair Isaac Corp. (2)	31,826	1,161,649
First Data Corp.	473,190	18,993,847
Fiserv Inc. (1) (2)	117,065	5,027,942
Global Payments Inc. (2)	19,421	1,316,744
Hyperion Solutions Corp. (1)	23,668	952,400
IMS Health Inc.	139,079	3,444,987
Intuit Inc. (1) (2)	100,965	4,554,531
Mercury Interactive Corp. (1) (2)	53,452	2,050,419
Microsoft Corp.	5,622,770	139,669,607
NAVTEQ Corp. (1)	53,550	1,990,989
Oracle Corp. (1)	2,298,002	30,333,626
Pixar Inc. (1) (2)	33,014	1,652,351
Red Hat Inc. (1) (2)	106,912	1,400,547
Salesforce.com Inc. (1)	39,770	814,490
SEI Investments Co. (2)	39,428	1,472,636
Siebel Systems Inc.	41,092	365,719
Take-Two Interactive Software Inc. (1)	35,412	901,235
Total System Services Inc. (2)	23,401	563,964
Veritas Software Corp. (1)	47,319	1,154,584

		274,462,670

TELECOMMUNICATIONS—4.98%
Alamosa Holdings Inc. (1)	80,894	1,124,427
American Tower Corp. Class A (1)	123,481	2,595,571
Andrew Corp. (1)	27,520	351,155
Avaya Inc. (1) (2)	209,737	1,745,012
Cisco Systems Inc. (1)	3,925,653	75,019,229
Comverse Technology Inc. (1)	107,046	2,531,638
Corning Inc. (1)	863,039	14,343,708
Crown Castle International Corp. (1)	84,509	1,717,223
Harris Corp.	66,976	2,090,321
JDS Uniphase Corp. (1)	443,615	674,295
Juniper Networks Inc. (1) (2)	242,109	6,096,305
Motorola Inc.	1,193,529	21,793,840
Nextel Communications Inc. Class A (1)	232,788	7,521,380
Nextel Partners Inc. Class A (1)	91,387	2,300,211
NII Holdings Inc. Class B (1)	35,486	2,268,975
PanAmSat Holding Corp.	10,946	224,502
QUALCOMM Inc.	992,374	32,758,266
Scientific-Atlanta Inc.	77,878	2,591,001
SpectraSite Inc. (1)	28,058	2,088,357
Telephone & Data Systems Inc.	8,643	352,721
United States Cellular Corp. (1)	3,713	185,427
Western Wireless Corp. Class A (1)	50,972	2,156,116

		182,529,680

TEXTILES—0.11%
Cintas Corp. (2)	84,454	3,259,924
Mohawk Industries Inc. (1) (2)	7,734	638,055

		3,897,979

TOYS, GAMES & HOBBIES—0.04%
Marvel Enterprises Inc. (1) (2)	44,900	885,428
Mattel Inc.	29,761	544,626

		1,430,054

TRANSPORTATION—1.44%
CH Robinson Worldwide Inc. (2)	52,624	3,062,717
CNF Inc. (2)	31,197	1,400,745
Expeditors International Washington Inc. (2)	65,449	3,260,015
FedEx Corp.	183,221	14,842,733
Hunt (J.B.) Transport Services Inc.	72,934	1,407,626
Landstar System Inc. (1)	35,069	1,056,278
Norfolk Southern Corp.	35,010	1,083,910
Ryder System Inc.	15,163	554,966
Swift Transportation Co. Inc. (1)	10,442	243,194
United Parcel Service Inc. Class B	372,909	25,790,386

		52,702,570

WATER—0.00%
Aqua America Inc.	4,934	146,737

		146,737

TOTAL COMMON STOCKS (Cost: $3,554,559,376)		3,661,947,398

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.27%
COMMERCIAL PAPER (3)—1.95%
Alpine Securitization Corp.
3.29%, 08/08/05	$376,254	374,947
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	2,528,001	2,522,894
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	5,769,230	5,758,375
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	627,090	624,790
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	2,386,016	2,381,993
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,254,180	1,253,093
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	484,289	484,081
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	451,580	451,106
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	1,254,180	1,251,956
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	1,570,384	1,567,935
Charta LLC
3.31%, 08/11/05 (4)	1,881,271	1,874,179
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	1,178,930	1,177,949
Dexia Delaware LLC
3.04%, 07/01/05	1,663,043	1,663,043
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	940,635	935,173
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	2,075,004	2,066,330
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	3,326,676	3,320,931

Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	250,836	249,954
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	1,358,378	1,356,118
General Electric Capital Corp.
2.74%, 07/07/05	627,090	626,804
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	1,191,471	1,189,862
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	4,176,421	4,158,767
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	3,793,733	3,788,133
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	627,090	627,090
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	1,835,343	1,833,711
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	2,395,485	2,392,586
Nordea North America Inc.
2.74%, 07/11/05	627,090	626,613
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	2,495,819	2,491,093
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	627,592	627,592
Polonius Inc.
3.15%, 07/11/05 (4)	877,926	877,158
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	4,079,460	4,076,792
Santander Central Hispano
2.75%, 07/08/05	1,567,726	1,566,889
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	2,243,591	2,239,211
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	4,561,454	4,549,174
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	4,083,599	4,079,314
Three Pillars Funding Corp.
3.30%, 07/28/05	182,370	181,919
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	2,445,652	2,445,652
UBS Finance Delaware LLC
3.03%, 07/01/05	1,881,271	1,881,271
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,091,137	1,088,704
Yorktown Capital LLC
3.15%, 07/13/05	728,942	728,177

		71,391,359

FLOATING RATE NOTES (3)—3.29%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	2,332,776	2,332,791
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	3,072,742	3,072,766
American Express Centurion Bank
3.29%, 06/29/06	501,672	501,672
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	3,574,414	3,574,843
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	815,217	815,217
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	815,217	815,105

Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	6,446,487	6,446,424
BMW US Capital LLC
3.19%, 07/14/06 (4)	1,254,180	1,254,180
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	4,264,213	4,263,814
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	4,690,635	4,690,339
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	313,545	313,545
Credit Suisse First Boston
3.15%, 05/09/06	1,254,180	1,254,180
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	3,762,541	3,762,330
DEPFA Bank PLC
3.42%, 03/15/06	1,254,180	1,254,180
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	3,035,117	3,035,229
Fairway Finance LLC
3.21%, 10/20/05	501,672	501,665
Fifth Third Bancorp
3.26%, 04/21/06 (4)	2,508,361	2,508,361
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	877,926	877,955
General Electric Capital Corp.
3.28%, 07/07/06	564,381	564,990
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	180,165	180,165
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	1,442,307	1,442,307
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,254,180	1,254,180
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	3,762,541	3,762,540
HSBC Bank USA N.A.
3.57%, 05/04/06	438,963	439,263
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	5,518,394	5,518,418
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	1,316,889	1,316,889
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	4,891,304	4,892,018
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	1,881,271	1,881,271
Marshall & Ilsley Bank
3.36%, 02/20/06	1,254,180	1,255,143
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	1,881,271	1,881,271
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	1,881,271	1,881,132
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	4,640,468	4,641,099
Norddeutsche Landesbank
3.11%, 07/27/05	1,254,180	1,254,149
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	3,762,541	3,762,541
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	4,828,595	4,828,595
Principal Life Income Funding Trusts
3.21%, 05/10/06	940,635	940,680
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	3,558,737	3,557,736

Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	689,799	689,718
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	7,161,370	7,161,562
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	1,254,180	1,254,180
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	1,943,980	1,943,545
SunTrust Bank
3.17%, 04/28/06	1,881,271	1,881,271
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	4,301,839	4,301,574
Toronto-Dominion Bank
3.81%, 06/20/06	1,567,726	1,567,874
UniCredito Italiano SpA
3.34%, 06/14/06	1,630,435	1,629,883
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	3,234,737	3,234,737
Wells Fargo & Co.
3.19%, 07/14/06 (4)	627,090	627,160
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	4,201,504	4,201,341
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	4,214,046	4,213,902
Winston Funding Ltd.
3.23%, 07/23/05 (4)	895,485	895,485
World Savings Bank
3.13%, 09/09/05	438,963	438,955

		120,570,170

MONEY MARKET FUNDS—0.21%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	5,016,722	5,016,722
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	2,226,247	2,226,247
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	181,677	181,677
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	439,661	439,661

		7,864,307

REPURCHASE AGREEMENTS (3)—1.20%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $21,303,720 and effective yields of 3.40% - 3.44%. (7)	$21,301,690	21,301,690
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $16,305,900 and effective yields of 3.43% - 3.44%. (7)	16,304,345	16,304,345
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $6,271,494 and an effective yield of 3.40%. (7)	6,270,902	6,270,902

		43,876,937

TIME DEPOSITS (3)—0.57%
American Express Centurion Bank
3.08%, 07/01/05	940,635	940,635

Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,254,180	1,254,180
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,755,853	1,755,852
Credit Suisse First Boston
3.16%, 07/13/05	627,090	627,090
Deutsche Bank AG
3.31%, 07/01/05	51,572	51,572
HBOS Treasury Services PLC
3.39%, 12/14/05	752,508	752,508
Key Bank N.A.
3.34%, 07/01/05	3,762,541	3,762,541
Natexis Banques
2.98%, 08/18/05	1,254,180	1,254,180
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	2,257,525	2,257,469
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,003,344	1,003,338
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	877,926	877,914
US Bank N.A.
3.12%, 07/08/05	1,254,180	1,254,180
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	3,762,541	3,762,541
Wells Fargo Bank N.A.
3.04%, 07/01/05	1,254,180	1,254,180

		20,808,180

U.S. GOVERNMENT AGENCY NOTES (3) —0.05%
Federal National Mortgage Association
2.33%, 07/22/05	1,881,271	1,878,719

		1,878,719

TOTAL SHORT-TERM INVESTMENTS (Cost: $266,389,672)		266,389,672

TOTAL INVESTMENTS IN SECURITIES — 107.16% (Cost: $3,820,949,048) (8)		3,928,337,070
Other Assets, Less Liabilities — (7.16%)		(262,568,245)

NET ASSETS — 100.00%		$3,665,768,825

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $3,892,567,585. Net unrealized appreciation aggregated $35,769,485, of which $150,717,641 represented gross unrealized appreciation on securities and $114,948,156 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.84%
ADVERTISING—0.02%
Interpublic Group of Companies Inc. (1) (2)	50,324	$612,946
Lamar Advertising Co. (1)	12,004	513,411

		1,126,357

AEROSPACE & DEFENSE—0.99%
Alliant Techsystems Inc. (1) (2)	9,637	680,372
General Dynamics Corp.	170,875	18,717,647
L-3 Communications Holdings Inc. (2)	41,802	3,201,197
Northrop Grumman Corp.	306,206	16,917,882
Raytheon Co.	301,134	11,780,362

		51,297,460

AGRICULTURE—1.59%
Altria Group Inc.	1,052,704	68,067,841
Loews Corp. - Carolina Group (2)	57,790	1,925,563
Monsanto Co.	49,053	3,083,962
Reynolds American Inc. (2)	72,670	5,726,396
UST Inc.	67,333	3,074,425

		81,878,187

AIRLINES—0.09%
Southwest Airlines Co. (2)	338,250	4,711,822

		4,711,822

APPAREL—0.28%
Columbia Sportswear Co. (1) (2)	10,538	520,472
Jones Apparel Group Inc. (2)	103,058	3,198,920
Liz Claiborne Inc.	92,931	3,694,937
Polo Ralph Lauren Corp.	35,642	1,536,527
Reebok International Ltd. (2)	32,068	1,341,404
VF Corp.	74,158	4,243,321

		14,535,581

AUTO MANUFACTURERS—0.58%
Ford Motor Co.	1,508,141	15,443,364
General Motors Corp. (2)	393,947	13,394,198
PACCAR Inc.	18,908	1,285,744

		30,123,306

AUTO PARTS & EQUIPMENT—0.39%
Autoliv Inc.	66,215	2,900,217
BorgWarner Inc.	33,485	1,797,140
Dana Corp. (2)	127,751	1,917,543
Delphi Corp. (2)	407,449	1,894,638
Goodyear Tire & Rubber Co. (The) (1) (2)	67,847	1,010,920
Johnson Controls Inc.	132,575	7,467,950
Lear Corp. (2)	56,790	2,066,020
TRW Automotive Holdings Corp. (1)	36,536	895,497

		19,949,925

BANKS—12.10%
AmSouth Bancorp (2)	300,063	7,801,638
Associated Bancorp (2)	110,289	3,712,328
Assurant Inc.	99,433	3,589,531
Bank of America Corp.	3,430,024	156,443,395
Bank of Hawaii Corp. (2)	40,386	2,049,589
Bank of New York Co. Inc. (The)	662,252	19,059,613
BB&T Corp.	465,161	18,592,485
BOK Financial Corp.	17,291	797,461
City National Corp.	35,159	2,521,252
Colonial BancGroup Inc. (The)	123,878	2,732,749
Comerica Inc. (2)	143,510	8,294,878
Commerce Bancorp Inc. (2)	15,972	484,111
Commerce Bancshares Inc. (2)	51,009	2,571,364
Compass Bancshares Inc. (2)	105,353	4,740,885
Cullen/Frost Bankers Inc.	41,684	1,986,243
Fifth Third Bancorp	375,902	15,490,921
First Horizon National Corp. (2)	105,518	4,452,860
FirstMerit Corp. (2)	71,087	1,856,082
Fulton Financial Corp. (2)	133,566	2,404,188
Genworth Financial Inc. Class A	193,093	5,837,201
Hibernia Corp. Class A	133,385	4,425,714
Huntington Bancshares Inc. (2)	197,491	4,767,433
International Bancshares Corp.	39,009	1,103,565
KeyCorp (2)	347,612	11,523,338
M&T Bank Corp. (2)	64,940	6,829,090
Marshall & Ilsley Corp. (2)	194,647	8,652,059
Mellon Financial Corp.	333,173	9,558,733
Mercantile Bankshares Corp. (2)	67,589	3,482,861
National City Corp.	483,234	16,487,944
North Fork Bancorp Inc.	407,235	11,439,231
Northern Trust Corp.	74,255	3,385,285
PNC Financial Services Group	241,762	13,166,359
Popular Inc.	227,023	5,718,709
Regions Financial Corp. (2)	395,584	13,402,386
Sky Financial Group Inc. (2)	83,502	2,353,086
South Financial Group Inc. (The)	61,143	1,737,684
State Street Corp. (2)	199,220	9,612,365
SunTrust Banks Inc.	308,262	22,268,847
TCF Financial Corp. (2)	32,317	836,364
TD Banknorth Inc.	67,378	2,007,864
U.S. Bancorp	1,563,087	45,642,140
UnionBanCal Corp.	48,100	3,218,852
Valley National Bancorp (2)	92,243	2,156,641
Wachovia Corp.	1,344,509	66,687,646
Wells Fargo & Co.	1,293,539	79,656,132
Whitney Holding Corp. (2)	53,494	1,745,509
Wilmington Trust Corp. (2)	57,405	2,067,154
Zions Bancorporation (2)	76,236	5,605,633

		624,957,398

BEVERAGES—1.07%
Anheuser-Busch Companies Inc.	252,882	11,569,351
Brown-Forman Corp. Class B	4,112	248,612
Coca-Cola Co. (The)	669,627	27,956,927
Coca-Cola Enterprises Inc.	256,370	5,642,704
Constellation Brands Inc. (1) (2)	123,975	3,657,262
Molson Coors Brewing Co. Class B	36,371	2,255,002
Pepsi Bottling Group Inc.	89,239	2,553,128
PepsiAmericas Inc.	57,641	1,479,068

		55,362,054

BIOTECHNOLOGY—0.20%
Biogen Idec Inc. (1)	160,844	5,541,076
Charles River Laboratories International Inc. (1)	30,224	1,458,308
Chiron Corp. (1)	5,703	198,978
Invitrogen Corp. (1) (2)	21,777	1,813,806
Millennium Pharmaceuticals Inc. (1) (2)	130,219	1,207,130

		10,219,298

BUILDING MATERIALS—0.16%
Lafarge North America Inc.	29,048	1,813,757
Martin Marietta Materials Inc. (2)	7,181	496,351
Masco Corp.	76,149	2,418,492
USG Corp. (1)	31,311	1,330,717
Vulcan Materials Co. (2)	30,130	1,958,149

		8,017,466

CHEMICALS—1.85%
Air Products & Chemicals Inc. (2)	176,102	10,618,951
Airgas Inc.	50,176	1,237,842
Albemarle Corp.	31,076	1,133,342
Ashland Inc.	55,329	3,976,495
Cabot Corp. (2)	51,178	1,688,874
Celanese Corp. Class A (1)	42,440	674,372
Crompton Corp.	52,728	746,101
Cytec Industries Inc. (2)	34,150	1,359,170
Dow Chemical Co. (The)	45,333	2,018,678
Du Pont (E.I.) de Nemours and Co.	708,194	30,459,424
Eastman Chemical Co.	68,303	3,766,910
Engelhard Corp.	102,094	2,914,784
FMC Corp. (1)	31,906	1,791,203
Huntsman Corp. (1)	51,330	1,040,459
Lubrizol Corp. (2)	57,613	2,420,322
Lyondell Chemical Co. (2)	169,447	4,476,790
Mosaic Co. (The) (1)	109,546	1,704,536
PPG Industries Inc.	145,921	9,158,002
Praxair Inc.	33,940	1,581,604
Rohm & Haas Co. (2)	128,028	5,932,818
RPM International Inc. (2)	99,913	1,824,411
Sigma-Aldrich Corp.	53,091	2,975,220
Valhi Inc. (2)	7,873	137,777
Valspar Corp. (The)	43,256	2,088,832

		95,726,917

COAL—0.06%
Arch Coal Inc.	34,934	1,902,855
CONSOL Energy Inc. (2)	24,253	1,299,476

		3,202,331

COMMERCIAL SERVICES—0.86%
ADESA Inc.	75,934	1,653,083
Cendant Corp.	808,859	18,094,176
Convergys Corp. (1)	120,902	1,719,226
Deluxe Corp. (2)	42,970	1,744,582
Donnelley (R.R.) & Sons Co.	181,322	6,257,422
Equifax Inc.	29,109	1,039,482
Hewitt Associates Inc. Class A (1)	14,015	371,538
Interactive Data Corp.	16,330	339,337
Laureate Education Inc. (1)	4,046	193,642
Manpower Inc. (2)	56,121	2,232,493
McKesson Corp.	154,296	6,910,918
Rent-A-Center Inc. (1)	21,233	494,517
Service Corp. International (2)	263,537	2,113,567

ServiceMaster Co. (The) (2)	99,348	1,331,263

		44,495,246

COMPUTERS—2.16%
Affiliated Computer Services Inc. Class A (1)	36,439	1,862,033
BISYS Group Inc. (The) (1) (2)	58,845	879,144
Cadence Design Systems Inc. (1)	126,616	1,729,575
Ceridian Corp. (1) (2)	66,074	1,287,122
Computer Sciences Corp. (1) (2)	162,457	7,099,371
Diebold Inc. (2)	6,608	298,087
Electronic Data Systems Corp. (2)	343,072	6,604,136
Hewlett-Packard Co.	2,469,549	58,059,097
International Business Machines Corp.	211,030	15,658,426
NCR Corp. (1)	119,412	4,193,749
Reynolds & Reynolds Co. (The) Class A (2)	47,839	1,293,088
SanDisk Corp. (1)	37,263	884,251
Storage Technology Corp. (1)	91,231	3,310,773
Sun Microsystems Inc. (1)	1,203,469	4,488,939
SunGard Data Systems Inc. (1)	17,041	599,332
Synopsys Inc. (1)	102,915	1,715,593
Unisys Corp. (1)	288,047	1,823,338

		111,786,054

COSMETICS & PERSONAL CARE—0.43%
Alberto-Culver Co.	45,821	1,985,424
Colgate-Palmolive Co.	120,534	6,015,852
Kimberly-Clark Corp. (2)	224,643	14,060,405

		22,061,681

DISTRIBUTION & WHOLESALE—0.22%
Genuine Parts Co.	148,308	6,093,976
Grainger (W.W.) Inc.	54,528	2,987,589
Ingram Micro Inc. Class A (1)	57,645	902,721
Tech Data Corp. (1) (2)	36,381	1,331,908

		11,316,194

DIVERSIFIED FINANCIAL SERVICES—12.42%
AmeriCredit Corp. (1) (2)	75,140	1,916,070
Ameritrade Holding Corp. (1)	126,842	2,357,993
Bear Stearns Companies Inc. (The)	96,655	10,046,321
Capital One Financial Corp. (2)	146,824	11,747,388
CapitalSource Inc. (1) (2)	14,363	281,946
CIT Group Inc.	178,946	7,689,310
Citigroup Inc.	4,436,992	205,122,140
Countrywide Financial Corp.	460,068	17,763,225
E*TRADE Financial Corp. (1)	313,280	4,382,787
Edwards (A.G.) Inc. (2)	65,739	2,968,116
Federal Home Loan Mortgage Corp. (2)	587,163	38,300,642
Federal National Mortgage Association	825,492	48,208,733
Federated Investors Inc. Class B	6,586	197,646
Friedman, Billings, Ramsey Group Inc. Class A (2)	120,075	1,717,072
Goldman Sachs Group Inc. (The)	302,134	30,823,711
IndyMac Bancorp Inc. (2)	25,812	1,051,323
Instinet Group Inc. (1)	89,262	467,733
Janus Capital Group Inc. (2)	192,878	2,900,885
Jefferies Group Inc. (2)	43,579	1,651,208
JP Morgan Chase & Co.	3,001,095	105,998,675
Lehman Brothers Holdings Inc.	235,881	23,418,266
MBNA Corp.	1,081,063	28,280,608
Merrill Lynch & Co. Inc.	803,887	44,221,824
Morgan Stanley	842,824	44,222,975
Providian Financial Corp. (1)	208,132	3,669,367
Raymond James Financial Inc.	53,706	1,517,195

Westcorp Inc.	11,897	623,641
WFS Financial Inc. (2)	5,599	283,925

		641,830,725

ELECTRIC—6.26%
Allegheny Energy Inc. (1) (2)	138,165	3,484,521
Alliant Energy Corp.	98,805	2,781,361
Ameren Corp. (2)	166,558	9,210,657
American Electric Power Co. Inc.	326,756	12,047,494
CenterPoint Energy Inc.	262,727	3,470,624
Cinergy Corp. (2)	168,603	7,556,786
CMS Energy Corp. (1)	185,981	2,800,874
Consolidated Edison Inc. (2)	206,684	9,681,079
Constellation Energy Group Inc. (2)	150,937	8,707,556
Dominion Resources Inc. (2)	290,375	21,310,621
DPL Inc. (2)	107,559	2,952,495
DTE Energy Co.	148,080	6,925,702
Duke Energy Corp. (2)	790,305	23,495,768
Edison International	277,810	11,265,196
Energy East Corp. (2)	125,215	3,628,731
Entergy Corp.	180,775	13,657,551
Exelon Corp.	570,120	29,264,260
FirstEnergy Corp.	281,257	13,531,274
FPL Group Inc.	335,003	14,090,226
Great Plains Energy Inc. (2)	63,401	2,021,858
Hawaiian Electric Industries Inc. (2)	68,677	1,841,230
MDU Resources Group Inc. (2)	100,666	2,835,761
NiSource Inc.	231,125	5,715,721
Northeast Utilities	110,001	2,294,621
NRG Energy Inc. (1) (2)	74,006	2,782,626
NSTAR	90,715	2,796,743
OGE Energy Corp. (2)	76,693	2,219,495
Pepco Holdings Inc.	160,501	3,842,394
PG&E Corp. (2)	315,569	11,846,460
Pinnacle West Capital Corp.	83,607	3,716,331
PNM Resources Inc.	54,727	1,576,685
PPL Corp.	161,303	9,578,172
Progress Energy Inc.	211,421	9,564,686
Public Service Enterprise Group Inc.	203,560	12,380,519
Puget Energy Inc.	85,056	1,988,609
Reliant Energy Inc. (1) (2)	255,836	3,167,250
SCANA Corp. (2)	96,479	4,120,618
Southern Co. (The) (2)	634,753	22,006,887
TECO Energy Inc. (2)	175,966	3,327,517
Westar Energy Inc. (2)	73,652	1,769,858
Wisconsin Energy Corp.	99,441	3,878,199
WPS Resources Corp. (2)	32,159	1,808,944
Xcel Energy Inc. (2)	341,966	6,675,176

		323,619,136

ELECTRICAL COMPONENTS & EQUIPMENT—0.16%
Emerson Electric Co.	58,095	3,638,490
Energizer Holdings Inc. (1)	11,476	713,463
Hubbell Inc. Class B (2)	49,874	2,199,443
Molex Inc.	59,055	1,537,792

		8,089,188

ELECTRONICS—0.52%
Agilent Technologies Inc. (1)	64,726	1,489,993
Applera Corp.-Applied Biosystems Group	167,316	3,291,106
Arrow Electronics Inc. (1) (2)	100,049	2,717,331
Avnet Inc. (1) (2)	73,010	1,644,915
AVX Corp. (2)	34,263	415,268

Fisher Scientific International Inc. (1)	48,391	3,140,576
Mettler Toledo International Inc. (1)	9,680	450,894
Parker Hannifin Corp.	58,779	3,644,886
PerkinElmer Inc.	52,575	993,668
Sanmina-SCI Corp. (1)	222,505	1,217,102
Solectron Corp. (1)	426,481	1,616,363
Symbol Technologies Inc.	30,957	305,546
Tektronix Inc.	56,892	1,323,877
Thermo Electron Corp. (1)	87,007	2,337,878
Thomas & Betts Corp. (1)	28,049	792,104
Vishay Intertechnology Inc. (1) (2)	142,027	1,685,860

		27,067,367

ENGINEERING & CONSTRUCTION—0.01%
Jacobs Engineering Group Inc. (1) (2)	9,253	520,574

		520,574

ENTERTAINMENT—0.04%
International Speedway Corp. Class A	26,419	1,486,333
Warner Music Group Corp. (1)	27,766	449,809

		1,936,142

ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc. (1) (2)	128,894	1,022,129
Republic Services Inc.	116,692	4,202,079
Waste Management Inc.	350,606	9,936,174

		15,160,382

FOOD—2.12%
Albertson’s Inc. (2)	313,115	6,475,218
Archer-Daniels-Midland Co.	559,779	11,968,075
Campbell Soup Co.	97,712	3,006,598
ConAgra Foods Inc. (2)	441,584	10,227,085
Dean Foods Co. (1)	127,950	4,508,958
Del Monte Foods Co. (1)	179,417	1,932,321
General Mills Inc.	236,915	11,085,253
Heinz (H.J.) Co. (2)	139,833	4,952,885
Hershey Co. (The)	11,460	711,666
Hormel Foods Corp. (2)	62,973	1,846,998
Kellogg Co.	70,096	3,115,066
Kraft Foods Inc. (2)	214,974	6,838,323
Kroger Co. (1)	621,419	11,825,604
McCormick & Co. Inc. NVS	37,240	1,217,003
Pilgrim’s Pride Corp.	12,225	417,239
Safeway Inc.	381,049	8,607,897
Sara Lee Corp.	418,331	8,287,137
Smithfield Foods Inc. (1)	73,536	2,005,327
Smucker (J.M.) Co. (The) (2)	44,844	2,104,977
SUPERVALU Inc.	115,696	3,772,847
TreeHouse Foods Inc. (1)	25,590	729,571
Tyson Foods Inc. Class A	205,614	3,659,929

		109,295,977

FOREST PRODUCTS & PAPER—0.84%
Georgia-Pacific Corp.	221,147	7,032,475
International Paper Co.	418,247	12,635,242
Louisiana-Pacific Corp.	94,243	2,316,493
MeadWestvaco Corp.	174,373	4,889,419
Temple-Inland Inc. (2)	95,165	3,535,380
Weyerhaeuser Co.	207,023	13,177,014

		43,586,023

GAS—0.61%
AGL Resources Inc. (2)	65,539	2,533,082
Atmos Energy Corp.	67,960	1,957,248
Energen Corp.	62,282	2,182,984
KeySpan Corp.	137,398	5,592,099
ONEOK Inc.	86,697	2,830,657
Piedmont Natural Gas Co.	65,183	1,565,696
Sempra Energy	203,424	8,403,445
Southern Union Co. (1)	77,465	1,901,766
UGI Corp.	88,174	2,460,055
Vectren Corp. (2)	64,687	1,858,458

		31,285,490

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	30,553	2,745,187
Snap-On Inc. (2)	49,140	1,685,502
Stanley Works (The) (2)	25,534	1,162,818

		5,593,507

HEALTH CARE-PRODUCTS—0.05%
Bausch & Lomb Inc.	4,941	410,103
Cooper Companies Inc.	7,508	456,937
Hillenbrand Industries Inc.	32,217	1,628,569

		2,495,609

HEALTH CARE-SERVICES—0.69%
Aetna Inc.	49,385	4,090,066
Community Health Systems Inc. (1) (2)	15,319	578,905
Health Management Associates Inc. Class A	22,021	576,510
Health Net Inc. (1)	40,418	1,542,351
Humana Inc. (1)	33,943	1,348,895
PacifiCare Health Systems Inc. (1)	30,478	2,177,653
Sierra Health Services Inc. (1) (2)	3,399	242,893
Tenet Healthcare Corp. (1) (2)	345,017	4,223,008
Triad Hospitals Inc. (1) (2)	43,224	2,361,759
Universal Health Services Inc. Class B (2)	12,893	801,687
WellChoice Inc. (1)	3,741	259,887
WellPoint Inc. (1)	251,283	17,499,348

		35,702,962

HOLDING COMPANIES-DIVERSIFIED—0.05%
Leucadia National Corp. (2)	69,002	2,665,547

		2,665,547

HOME BUILDERS—0.47%
Beazer Homes USA Inc.	20,410	1,166,432
Centex Corp. (2)	50,681	3,581,626
D.R. Horton Inc.	64,428	2,423,137
KB Home (2)	12,262	934,732
Lennar Corp. Class A (2)	49,236	3,124,024
M.D.C. Holdings Inc. (2)	10,494	863,132
Meritage Homes Corp. (1)	19,129	1,520,756
Pulte Homes Inc.	91,218	7,685,117
Ryland Group Inc. (2)	8,760	664,621
Standard-Pacific Corp.	25,154	2,212,294

		24,175,871

HOME FURNISHINGS—0.13%
Leggett & Platt Inc. (2)	116,736	3,102,843
Whirlpool Corp. (2)	52,722	3,696,339

		6,799,182

HOUSEHOLD PRODUCTS & WARES—0.23%
American Greetings Corp. Class A	54,683	1,449,100

Avery Dennison Corp. (2)	29,850	1,580,856
Clorox Co. (The)	131,057	7,302,496
Scotts Miracle-Gro Co. (The) Class A (1) (2)	16,308	1,161,293
Spectrum Brands Inc. (1)	8,834	291,522

		11,785,267

HOUSEWARES—0.09%
Newell Rubbermaid Inc. (2)	194,722	4,642,172

		4,642,172

INSURANCE—7.14%
AFLAC Inc.	86,997	3,765,230
Alleghany Corp. (1) (2)	4,174	1,239,678
Allmerica Financial Corp. (1)	43,184	1,601,695
Allstate Corp. (The)	569,909	34,052,063
Ambac Financial Group Inc.	71,702	5,001,932
American Financial Group Inc. (2)	40,027	1,341,705
American International Group Inc.	1,375,812	79,934,677
American National Insurance Co.	6,539	749,958
AmerUs Group Co. (2)	33,318	1,600,930
AON Corp.	270,194	6,765,658
Berkley (W.R.) Corp.	76,345	2,723,990
Chubb Corp. (2)	166,574	14,260,400
CIGNA Corp.	111,606	11,945,190
Cincinnati Financial Corp. (2)	149,162	5,900,849
CNA Financial Corp. (1) (2)	21,431	609,069
Commerce Group Inc.	22,314	1,385,923
Conseco Inc. (1) (2)	128,417	2,802,059
Erie Indemnity Co. Class A (2)	30,608	1,660,484
Fidelity National Financial Inc.	137,474	4,906,447
First American Corp. (2)	69,994	2,809,559
Gallagher (Arthur J.) & Co. (2)	14,098	382,479
Hartford Financial Services Group Inc.	252,957	18,916,124
HCC Insurance Holdings Inc.	31,562	1,195,253
Jefferson-Pilot Corp.	115,499	5,823,460
Lincoln National Corp. (2)	147,687	6,929,474
Loews Corp.	126,577	9,809,718
Markel Corp. (1) (2)	4,701	1,593,639
Marsh & McLennan Companies Inc.	454,392	12,586,658
MBIA Inc. (2)	109,102	6,470,840
Mercury General Corp. (2)	22,287	1,215,087
MetLife Inc.	355,194	15,962,418
MGIC Investment Corp. (2)	81,087	5,288,494
Nationwide Financial Services Inc.	48,494	1,839,862
Old Republic International Corp.	155,340	3,928,549
Philadelphia Consolidated Holding Corp. (1)	2,456	208,171
PMI Group Inc. (The) (2)	79,213	3,087,723
Principal Financial Group Inc. (2)	250,487	10,495,405
Progressive Corp. (The)	14,885	1,470,787
Protective Life Corp.	59,172	2,498,242
Prudential Financial Inc.	411,658	27,029,464
Radian Group Inc.	73,241	3,458,440
Reinsurance Group of America Inc.	25,069	1,165,959
SAFECO Corp. (2)	108,369	5,888,771
St. Paul Travelers Companies Inc.	574,595	22,713,740
StanCorp Financial Group Inc.	23,727	1,817,014
Torchmark Corp. (2)	88,516	4,620,535
Transatlantic Holdings Inc. (2)	21,141	1,180,091
Unitrin Inc. (2)	22,034	1,081,869
UNUMProvident Corp. (2)	253,179	4,638,239
Wesco Financial Corp. (2)	1,124	404,640

		368,758,641

INTERNET—0.09%
CheckFree Corp. (1) (2)	11,947	406,915
IAC/InterActiveCorp (1) (2)	153,405	3,689,390
WebMD Corp. (1) (2)	60,782	624,231

		4,720,536

INVESTMENT COMPANIES—0.12%
Allied Capital Corp. (2)	113,609	3,307,158
American Capital Strategies Ltd.	78,695	2,841,676

		6,148,834

IRON & STEEL—0.19%
Nucor Corp.	136,184	6,212,714
United States Steel Corp. (2)	97,081	3,336,674

		9,549,388

LEISURE TIME—0.06%
Brunswick Corp.	22,172	960,491
Sabre Holdings Corp. (2)	111,459	2,223,607

		3,184,098

LODGING—0.16%
Harrah’s Entertainment Inc.	58,493	4,215,591
Starwood Hotels & Resorts Worldwide Inc. (2)	71,781	4,204,213

		8,419,804

MACHINERY—0.30%
Cummins Inc. (2)	17,845	1,331,415
Deere & Co.	188,755	12,361,565
IDEX Corp.	8,786	339,227
Terex Corp. (1)	41,990	1,654,406

		15,686,613

MANUFACTURING—2.64%
AptarGroup Inc. (2)	30,192	1,533,754
Brink’s Co. (The)	12,676	456,336
Carlisle Companies Inc. (2)	13,309	913,397
Dover Corp.	57,155	2,079,299
Eastman Kodak Co. (2)	244,082	6,553,602
Eaton Corp.	93,201	5,582,740
General Electric Co.	2,189,048	75,850,513
Harsco Corp.	4,875	265,931
Honeywell International Inc.	727,480	26,647,592
Illinois Tool Works Inc.	14,106	1,123,966
ITT Industries Inc.	6,949	678,431
Pall Corp. (2)	96,717	2,936,328
Pentair Inc. (2)	14,462	619,118
Roper Industries Inc.	5,095	363,630
SPX Corp. (2)	63,871	2,936,789
Teleflex Inc. (2)	31,121	1,847,654
Textron Inc.	77,746	5,897,034

		136,286,114

MEDIA—4.74%
Belo (A.H.) Corp. (2)	81,542	1,954,562
Clear Channel Communications Inc.	311,770	9,643,046
Comcast Corp. Class A (1) (2)	912,174	28,003,742
DIRECTV Group Inc. (The) (1) (2)	55,292	857,026
Gannett Co. Inc. (2)	211,800	15,065,334
Hearst-Argyle Television Inc. (2)	24,796	607,502
Knight Ridder Inc. (2)	63,249	3,879,694
Lee Enterprises Inc. (2)	38,572	1,546,351
Liberty Global Inc. Class A (1)	114,578	5,347,346

Liberty Media Corp. Class A (1)	1,516,739	15,455,570
McClatchy Co. (The) Class A (2)	17,314	1,133,028
New York Times Co. Class A (2)	123,003	3,831,543
News Corp. Class A	1,188,460	19,229,283
Time Warner Inc. (1)	3,701,142	61,846,083
Tribune Co. (2)	203,973	7,175,770
Univision Communications Inc. Class A (1)	93,380	2,572,619
Viacom Inc. Class B	995,600	31,879,112
Walt Disney Co. (The)	1,323,094	33,315,507
Washington Post Co. (The) Class B	611	510,203
Westwood One Inc.	53,354	1,090,022

		244,943,343

METAL FABRICATE & HARDWARE—0.07%
Precision Castparts Corp.	37,236	2,900,684
Timken Co. (The)	33,598	776,114

		3,676,798

MINING—0.77%
Alcoa Inc.	743,743	19,434,005
Newmont Mining Corp.	351,554	13,721,153
Owens-Illinois Inc. (1)	129,381	3,240,994
Phelps Dodge Corp.	38,954	3,603,245

		39,999,397

OFFICE & BUSINESS EQUIPMENT—0.30%
Pitney Bowes Inc.	92,884	4,045,098
Xerox Corp. (1)	817,027	11,266,802

		15,311,900

OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	33,571	464,958

		464,958

OIL & GAS—13.08%
Amerada Hess Corp. (2)	66,398	7,072,051
Anadarko Petroleum Corp.	201,005	16,512,561
Apache Corp.	279,425	18,050,855
Burlington Resources Inc.	328,732	18,159,156
Chesapeake Energy Corp. (2)	165,088	3,764,006
Chevron Corp.	1,789,566	100,072,531
ConocoPhillips	1,187,471	68,267,708
Devon Energy Corp.	403,997	20,474,568
ENSCO International Inc.	38,088	1,361,646
Exxon Mobil Corp.	5,429,433	312,029,515
Forest Oil Corp. (1)	44,901	1,885,842
Helmerich & Payne Inc.	14,938	700,891
Kerr-McGee Corp.	98,738	7,534,697
Marathon Oil Corp.	296,639	15,831,623
Newfield Exploration Co. (1)	30,659	1,222,988
Noble Energy Inc.	64,713	4,895,538
Occidental Petroleum Corp.	339,638	26,128,351
Pioneer Natural Resources Co.	115,801	4,872,906
Pogo Producing Co.	51,872	2,693,194
Premcor Inc.	68,183	5,057,815
Pride International Inc. (1)	62,469	1,605,453
Rowan Companies Inc.	39,725	1,180,230
Sunoco Inc.	12,368	1,405,994
Tesoro Corp.	25,270	1,175,560
Unit Corp. (1)	1,977	87,008
Unocal Corp. (2)	231,760	15,075,988
Valero Energy Corp.	218,933	17,319,790
Vintage Petroleum Inc.	45,832	1,396,501

		675,834,966

OIL & GAS SERVICES—0.09%
Cooper Cameron Corp. (1)	9,161	568,440
National Oilwell Varco Inc. (1)	62,369	2,965,022
Tidewater Inc.	32,725	1,247,477

		4,780,939

PACKAGING & CONTAINERS—0.30%
Ball Corp.	80,447	2,892,874
Bemis Co. Inc.	91,102	2,417,847
Packaging Corp. of America (2)	52,695	1,109,230
Pactiv Corp. (1)	113,033	2,439,252
Sealed Air Corp. (1)	46,328	2,306,671
Smurfit-Stone Container Corp.	215,821	2,194,900
Sonoco Products Co. (2)	84,368	2,235,752

		15,596,526

PHARMACEUTICALS—6.07%
Abbott Laboratories	164,800	8,076,847
AmerisourceBergen Corp.	88,579	6,125,238
Bristol-Myers Squibb Co.	992,902	24,802,692
Cardinal Health Inc.	127,803	7,358,897
Caremark Rx Inc. (1)	39,894	1,776,081
Hospira Inc. (1)	69,872	2,725,008
King Pharmaceuticals Inc. (1)	205,506	2,141,373
Lilly (Eli) & Co.	55,885	3,113,353
Medco Health Solutions Inc. (1)	73,423	3,917,851
Merck & Co. Inc.	1,444,923	44,503,628
Mylan Laboratories Inc.	163,945	3,154,302
Omnicare Inc. (2)	61,319	2,601,765
Pfizer Inc.	6,341,668	174,903,203
Watson Pharmaceuticals Inc. (1)	93,673	2,768,974
Wyeth	573,019	25,499,346

		313,468,558

PIPELINES—0.35%
Dynegy Inc. Class A (1) (2)	242,014	1,176,188
El Paso Corp. (2)	547,978	6,312,707
Equitable Resources Inc. (2)	5,072	344,896
Kinder Morgan Inc. (2)	4,370	363,584
National Fuel Gas Co. (2)	71,033	2,053,564
Questar Corp. (2)	55,797	3,677,022
Western Gas Resources Inc.	4,218	147,208
Williams Companies Inc.	197,919	3,760,461

		17,835,630

REAL ESTATE INVESTMENT TRUSTS—3.20%
AMB Property Corp. (2)	71,452	3,103,160
American Financial Realty Trust	107,741	1,657,057
Annaly Mortgage Management Inc. (2)	103,114	1,848,834
Apartment Investment & Management Co. Class A	80,992	3,314,193
Archstone-Smith Trust	169,031	6,527,977
Arden Realty Group Inc. (2)	56,772	2,042,657
AvalonBay Communities Inc. (2)	61,985	5,008,388
Boston Properties Inc. (2)	94,160	6,591,200
BRE Properties Inc. Class A (2)	43,216	1,808,590
Camden Property Trust (2)	40,540	2,179,025
CarrAmerica Realty Corp. (2)	46,917	1,697,457
Catellus Development Corp.	54,949	1,802,327
CBL & Associates Properties Inc. (2)	37,687	1,623,179
CenterPoint Properties Trust (2)	38,957	1,647,881

Crescent Real Estate Equities Co. (2)	65,977	1,237,069
Developers Diversified Realty Corp. (2)	92,312	4,242,660
Duke Realty Corp.	121,965	3,861,412
Equity Office Properties Trust	347,516	11,502,780
Equity Residential	243,676	8,972,150
Essex Property Trust Inc.	19,617	1,629,388
Federal Realty Investment Trust (2)	28,345	1,672,355
General Growth Properties Inc. (2)	75,725	3,111,540
Health Care Property Investors Inc.	114,194	3,087,806
Health Care REIT Inc.	45,453	1,713,124
Healthcare Realty Trust Inc. (2)	40,544	1,565,404
Hospitality Properties Trust	57,133	2,517,851
Host Marriott Corp. (2)	299,647	5,243,823
HRPT Properties Trust	169,875	2,111,546
iStar Financial Inc.	95,638	3,977,584
Kimco Realty Corp.	84,424	4,973,418
Liberty Property Trust	74,004	3,279,117
Macerich Co. (The)	36,325	2,435,591
Mack-Cali Realty Corp.	52,338	2,370,911
New Century Financial Corp.	20,661	1,063,008
New Plan Excel Realty Trust Inc. (2)	87,729	2,383,597
Pan Pacific Retail Properties Inc. (2)	34,526	2,291,836
Plum Creek Timber Co. Inc.	156,375	5,676,413
ProLogis (2)	158,704	6,386,249
Public Storage Inc. (2)	15,175	959,819
Rayonier Inc. (2)	42,739	2,266,449
Realty Income Corp. (2)	67,665	1,694,332
Reckson Associates Realty Corp.	69,400	2,328,370
Regency Centers Corp.	53,674	3,070,153
Shurgard Storage Centers Inc. Class A	39,674	1,823,417
Simon Property Group Inc.	94,173	6,826,601
SL Green Realty Corp. (2)	33,172	2,139,594
Thornburg Mortgage Inc. (2)	85,526	2,491,372
Trizec Properties Inc.	78,390	1,612,482
United Dominion Realty Trust Inc. (2)	69,856	1,680,037
Vornado Realty Trust (2)	94,276	7,579,790
Weingarten Realty Investors (2)	67,766	2,657,783

		165,288,756

RETAIL—2.24%
AnnTaylor Stores Corp. (1) (2)	32,871	798,108
AutoNation Inc. (1) (2)	151,193	3,102,480
Barnes & Noble Inc. (1)	33,055	1,282,534
BJ’s Wholesale Club Inc. (1)	58,733	1,908,235
Borders Group Inc.	62,049	1,570,460
CBRL Group Inc.	21,100	819,946
Circuit City Stores Inc. (2)	94,530	1,634,424
Claire’s Stores Inc.	6,321	152,020
Costco Wholesale Corp.	253,507	11,362,184
Dillard’s Inc. Class A (2)	57,241	1,340,584
Dollar Tree Stores Inc. (1)	29,116	698,784
Family Dollar Stores Inc.	33,016	861,718
Federated Department Stores Inc.	142,903	10,471,932
Foot Locker Inc.	65,574	1,784,924
May Department Stores Co. (The)	250,070	10,042,811
McDonald’s Corp.	1,080,947	29,996,279
Neiman-Marcus Group Inc. Class A	29,501	2,859,237
Office Depot Inc. (1)	268,521	6,133,020
OfficeMax Inc.	60,108	1,789,415
Outback Steakhouse Inc. (2)	4,748	214,800
Penney (J.C.) Co. Inc. (Holding Co.)	134,956	7,095,986
Rite Aid Corp. (1)	442,893	1,851,293
Saks Inc. (1) (2)	93,601	1,775,611

Sears Holdings Corp. (1) (2)	44,521	6,672,362
Tiffany & Co. (2)	73,830	2,418,671
Toys R Us Inc. (1)	186,388	4,935,554
Wendy’s International Inc.	48,502	2,311,120

		115,884,492

SAVINGS & LOANS—1.17%
Astoria Financial Corp.	85,257	2,427,267
Capitol Federal Financial (2)	18,655	643,224
Downey Financial Corp.	17,557	1,285,172
Golden West Financial Corp. (2)	127,094	8,182,312
Independence Community Bank Corp.	71,348	2,634,882
New York Community Bancorp Inc. (2)	225,756	4,090,699
Sovereign Bancorp Inc.	310,042	6,926,338
Washington Federal Inc. (2)	73,741	1,734,388
Washington Mutual Inc. (2)	743,024	30,233,647
Webster Financial Corp. (2)	45,729	2,135,087

		60,293,016

SEMICONDUCTORS—0.33%
Advanced Micro Devices Inc. (1) (2)	159,477	2,765,331
Freescale Semiconductor Inc. Class B (1)	299,243	6,337,967
International Rectifier Corp. (1)	11,800	563,096
Intersil Corp. Class A (2)	67,716	1,271,029
LSI Logic Corp. (1)	207,684	1,763,237
Micron Technology Inc. (1)	250,512	2,557,728
Novellus Systems Inc.	54,502	1,346,744
Teradyne Inc. (1)	50,774	607,765

		17,212,897

SOFTWARE—0.46%
BEA Systems Inc. (1)	282,072	2,476,592
BMC Software Inc. (1)	109,391	1,963,568
Computer Associates International Inc.	109,463	3,008,043
Compuware Corp. (1)	189,473	1,362,311
Fair Isaac Corp. (2)	14,048	512,752
Novell Inc. (1)	322,196	1,997,615
Siebel Systems Inc. (2)	386,961	3,443,953
Sybase Inc. (1) (2)	76,251	1,399,206
Take-Two Interactive Software Inc. (1)	8,344	212,355
Veritas Software Corp. (1)	299,103	7,298,113

		23,674,508

TELECOMMUNICATIONS—6.47%
ADC Telecommunications Inc. (1)	98,477	2,143,844
Alltel Corp. (2)	258,074	16,072,849
American Tower Corp. Class A (1)	20,173	424,036
Andrew Corp. (1)	103,037	1,314,752
AT&T Corp.	683,010	13,004,510
Avaya Inc. (1)	117,606	978,482
BellSouth Corp.	1,561,595	41,491,579
CenturyTel Inc.	111,604	3,864,847
Citizens Communications Co. (2)	289,539	3,891,404
Comverse Technology Inc. (1)	19,324	457,013
Crown Castle International Corp. (1)	67,773	1,377,147
Harris Corp.	18,558	579,195
JDS Uniphase Corp. (1)	586,663	891,728
Juniper Networks Inc. (1)	126,485	3,184,892
Lucent Technologies Inc. (1) (2)	3,777,483	10,992,476
MCI Inc.	239,060	6,146,233
Motorola Inc.	414,882	7,575,745
Nextel Communications Inc. Class A (1)	608,524	19,661,410
NTL Inc. (1)	63,369	4,335,707

PanAmSat Holding Corp.	24,745	507,520
Qwest Communications International Inc. (1)	1,282,501	4,758,079
SBC Communications Inc.	2,817,169	66,907,764
Scientific-Atlanta Inc.	18,941	630,167
Sprint Corp. (FON Group)	1,190,031	29,857,878
Telephone & Data Systems Inc. (2)	81,392	3,321,608
Telewest Global Inc. (1)	208,360	4,746,441
Tellabs Inc. (1) (2)	381,116	3,315,709
United States Cellular Corp. (1)	9,043	451,607
Verizon Communications Inc.	2,360,088	81,541,040

		334,425,662

TEXTILES—0.06%
Mohawk Industries Inc. (1) (2)	34,010	2,805,825

		2,805,825

TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc. (2)	133,236	2,769,976
Mattel Inc. (2)	310,749	5,686,707

		8,456,683

TRANSPORTATION—1.09%
Alexander & Baldwin Inc.	37,208	1,724,591
Burlington Northern Santa Fe Corp.	321,098	15,117,294
CSX Corp.	184,102	7,853,791
Laidlaw International Inc. (1)	85,186	2,052,983
Norfolk Southern Corp.	295,507	9,148,897
Overseas Shipholding Group Inc.	25,206	1,503,538
Ryder System Inc.	34,713	1,270,496
Swift Transportation Co. Inc. (1)	19,836	461,980
Union Pacific Corp.	224,255	14,531,724
Yellow Roadway Corp. (1)	49,208	2,499,766

		56,165,060

WATER—0.04%
Aqua America Inc. (2)	72,884	2,167,570

		2,167,570

TOTAL COMMON STOCKS (Cost: $4,807,955,163)		5,158,059,910

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.79%
COMMERCIAL PAPER (3)—2.08%
Alpine Securitization Corp.
3.29%, 08/08/05	$565,380	563,416
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	3,798,710	3,791,037
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	8,669,154	8,652,832
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	942,299	938,842
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	3,585,355	3,579,311
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,884,599	1,882,965
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	727,719	727,406

Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	678,569	677,856
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	1,884,599	1,881,256
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	2,359,744	2,356,063
Charta LLC
3.31%, 08/11/05 (4)	2,826,898	2,816,241
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	1,771,523	1,770,049
Dexia Delaware LLC
3.04%, 07/01/05	2,498,978	2,498,978
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	1,413,449	1,405,242
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	3,118,012	3,104,977
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	4,998,841	4,990,210
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	376,920	375,595
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	2,041,171	2,037,777
General Electric Capital Corp.
2.74%, 07/07/05	942,299	941,869
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	1,790,369	1,787,950
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	6,275,714	6,249,186
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	5,700,666	5,692,252
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	942,299	942,299
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	2,757,884	2,755,431
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	3,599,583	3,595,229
Nordea North America Inc.
2.74%, 07/11/05	942,299	941,582
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	3,750,351	3,743,249
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	943,053	943,054
Polonius Inc.
3.15%, 07/11/05 (4)	1,319,219	1,318,065
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	6,130,015	6,126,005
Santander Central Hispano
2.75%, 07/08/05	2,355,748	2,354,491
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	3,371,340	3,364,759
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	6,854,285	6,835,833
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	6,136,234	6,129,795
Three Pillars Funding Corp.
3.30%, 07/28/05	274,039	273,361
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	3,674,967	3,674,968
UBS Finance Delaware LLC
3.03%, 07/01/05	2,826,898	2,826,898
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,639,601	1,635,945

Yorktown Capital LLC
3.15%, 07/13/05	1,095,348	1,094,197

		107,276,471

FLOATING RATE NOTES (3)—3.51%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	3,505,354	3,505,376
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	4,617,267	4,617,303
American Express Centurion Bank
3.29%, 06/29/06	753,839	753,839
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	5,371,106	5,371,750
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	1,224,989	1,224,989
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	1,224,989	1,224,821
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	9,686,837	9,686,742
BMW US Capital LLC
3.19%, 07/14/06 (4)	1,884,599	1,884,599
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	6,407,636	6,407,035
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	7,048,399	7,047,955
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	471,150	471,150
Credit Suisse First Boston
3.15%, 05/09/06	1,884,599	1,884,599
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	5,653,796	5,653,478
DEPFA Bank PLC
3.42%, 03/15/06	1,884,599	1,884,599
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	4,560,729	4,560,897
Fairway Finance LLC
3.21%, 10/20/05	753,839	753,828
Fifth Third Bancorp
3.26%, 04/21/06 (4)	3,769,197	3,769,197
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	1,319,219	1,319,263
General Electric Capital Corp.
3.28%, 07/07/06	848,069	848,984
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	270,726	270,726
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	2,167,288	2,167,288
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,884,599	1,884,599
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	5,653,796	5,653,797
HSBC Bank USA N.A.
3.57%, 05/04/06	659,610	660,060
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	8,292,234	8,292,271
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	1,978,829	1,978,829
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	7,349,935	7,351,006
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	2,826,898	2,826,898

Marshall & Ilsley Bank
3.36%, 02/20/06	1,884,599	1,886,046
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	2,826,898	2,826,898
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	2,826,898	2,826,690
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	6,973,015	6,973,965
Norddeutsche Landesbank
3.11%, 07/27/05	1,884,599	1,884,551
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	5,653,796	5,653,796
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	7,255,705	7,255,705
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,413,449	1,413,517
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	5,347,549	5,346,044
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/ 06 (4)	1,036,529	1,036,407
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	10,761,058	10,761,348
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	1,884,599	1,884,599
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	2,921,128	2,920,475
SunTrust Bank
3.17%, 04/28/06	2,826,898	2,826,898
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	6,464,173	6,463,774
Toronto-Dominion Bank
3.81%, 06/20/06	2,355,748	2,355,971
UniCredito Italiano SpA
3.34%, 06/14/06	2,449,978	2,449,150
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	4,860,690	4,860,690
Wells Fargo & Co.
3.19%, 07/14/06 (4)	942,299	942,404
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	6,313,406	6,313,160
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	6,332,252	6,332,033
Winston Funding Ltd.
3.23%, 07/23/05 (4)	1,345,603	1,345,603
World Savings Bank
3.13%, 09/09/05	659,610	659,597

		181,175,199

MONEY MARKET FUNDS—0.27%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	7,538,395	7,538,395
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	5,779,739	5,779,739
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	272,998	272,998
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	660,657	660,657

		14,251,789

REPURCHASE AGREEMENTS (3)—1.28%
Bank of America N.A. Repurchase Agreements, date 6/30/05, due 7/1/05, with a total maturity value of $32,012,110 and effective yields of 3.40% - 3.44%. (7)	$32,009,059	32,009,059
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $24,502,119 and effective yields of 3.43% - 3.44%. (7)	24,499,783	24,499,783
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $9,423,883 and an effective yield of 3.40%. (7)	9,422,993	9,422,993

		65,931,835

TIME DEPOSITS (3)—0.60%
American Express Centurion Bank
3.08%, 07/01/05	1,413,449	1,413,449
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,884,599	1,884,599
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,638,438	2,638,438
Credit Suisse First Boston
3.16%, 07/13/05	942,299	942,299
Deutsche Bank AG
3.31%, 07/01/05	77,495	77,495
HBOS Treasury Services PLC
3.39%, 12/14/05	1,130,759	1,130,759
Key Bank N.A.
3.34%, 07/01/05	5,653,796	5,653,796
Natexis Banques
2.98%, 08/18/05	1,884,599	1,884,599
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	3,392,278	3,392,193
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,507,679	1,507,669
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,319,219	1,319,200
US Bank N.A.
3.12%, 07/08/05	1,884,599	1,884,599
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	5,653,796	5,653,796
Wells Fargo Bank N.A.
3.04%, 07/01/05	1,884,599	1,884,599

		31,267,490

U.S. GOVERNMENT AGENCY NOTES (3)—0.05%
Federal National Mortgage Association
2.33%, 07/22/05	2,826,898	2,823,064

		2,823,064

TOTAL SHORT-TERM INVESTMENTS (Cost: $402,725,848)		402,725,848

TOTAL INVESTMENTS IN SECURITIES — 107.63% (Cost: $5,210,681,011) (8)		5,560,785,758
Other Assets, Less Liabilities — (7.63%)		(394,212,581)

NET ASSETS — 100.00%		$5,166,573,177

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $5,255,979,648. Net unrealized appreciation aggregated $304,806,110, of which $417,618,135 represented gross unrealized appreciation on securities and $112,812,025 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.86%
ADVERTISING—0.33%
ADVO Inc. (1)	194,667	$6,200,143
Catalina Marketing Corp. (1)	326,420	8,294,332
FTD Group Inc. (2)	82,316	934,287
Greenfield Online Inc. (2)	102,309	1,243,054
Marchex Inc. Class B (1) (2)	122,836	1,847,453
ValueVision Media Inc. Class A (1) (2)	169,951	2,041,112
Ventiv Health Inc. (2)	165,936	3,199,246

		23,759,627

AEROSPACE & DEFENSE—1.34%
AAR Corp. (1) (2)	201,751	3,169,508
ARGON ST Inc. (2)	54,441	1,932,655
Armor Holdings Inc. (1) (2)	215,023	8,517,061
BE Aerospace Inc. (1) (2)	354,174	5,535,740
Curtiss-Wright Corp. (1)	134,891	7,277,369
DRS Technologies Inc. (1)	169,965	8,715,805
EDO Corp. (1)	99,229	2,967,939
Engineered Support Systems Inc. (1)	257,953	9,242,456
Esterline Technologies Corp. (2)	156,189	6,260,055
GenCorp Inc. (1) (2)	339,974	6,547,899
HEICO Corp. (1)	133,857	3,133,592
Herley Industries Inc. (1) (2)	79,954	1,458,361
Innovative Solutions & Support Inc. (1) (2)	55,930	1,877,570
Kaman Corp. Class A	137,968	2,488,943
Moog Inc. Class A (2)	210,660	6,633,683
MTC Technologies Inc. (2)	62,941	2,318,117
Orbital Sciences Corp. (1) (2)	345,162	3,417,104
Sequa Corp. Class A (2)	39,499	2,613,649
Teledyne Technologies Inc. (2)	207,809	6,770,417
Triumph Group Inc. (1) (2)	99,209	3,448,505
United Industrial Corp. (1)	65,203	2,330,355

		96,656,783

AGRICULTURE—0.33%
Alico Inc. (1)	24,084	1,238,640
Alliance One International Inc.	538,042	3,233,632
Delta & Pine Land Co. (1)	235,932	5,912,456
Maui Land & Pineapple Co. Inc. (2)	20,868	794,653
Tejon Ranch Co. (2)	54,196	2,789,468
Universal Corp. (1)	159,947	7,002,480
Vector Group Ltd. (1)	154,707	2,872,909

		23,844,238

AIRLINES—0.54%
AirTran Holdings Inc. (1) (2)	539,755	4,981,939
Alaska Air Group Inc. (1) (2)	169,450	5,041,137
America West Holdings Corp. Class B (1) (2)	221,703	1,330,218
Continental Airlines Inc. Class B (1) (2)	414,817	5,508,770

Delta Air Lines Inc. (1) (2)	782,411	2,941,865
ExpressJet Holdings Inc. (2)	272,052	2,315,163
Frontier Airlines Inc. (1) (2)	221,896	2,292,186
MAIR Holdings Inc. (1) (2)	75,294	665,599
Mesa Air Group Inc. (1) (2)	186,582	1,251,965
Northwest Airlines Corp. (1) (2)	541,927	2,471,187
Pinnacle Airlines Corp. (2)	120,611	1,036,048
Republic Airways Holdings Inc. (2)	75,342	1,088,692
SkyWest Inc.	358,471	6,517,003
World Air Holdings Inc. (2)	145,780	1,708,542

		39,150,314

APPAREL—0.90%
Carter’s Inc. (1) (2)	114,798	6,701,907
Cherokee Inc. (1)	43,419	1,503,166
Deckers Outdoor Corp. (1) (2)	63,282	1,556,737
DHB Industries Inc. (1) (2)	172,119	1,454,406
Guess? Inc. (2)	99,951	1,657,188
Gymboree Corp. (1) (2)	193,429	2,642,240
Hartmarx Corp. (2)	160,642	1,617,665
Kellwood Co. (1)	172,524	4,640,896
K-Swiss Inc. Class A (1)	155,836	5,039,736
OshKosh B’Gosh Inc. Class A	48,176	1,252,094
Oxford Industries Inc. (1)	87,393	3,762,269
Perry Ellis International Inc. (2)	58,938	1,378,560
Phillips-Van Heusen Corp. (1)	165,027	5,394,733
Russell Corp. (1)	204,454	4,181,084
Skechers U.S.A. Inc. Class A (2)	138,740	1,978,432
Steven Madden Ltd. (2)	81,140	1,441,046
Stride Rite Corp.	224,892	3,101,261
Warnaco Group Inc. (The) (1) (2)	287,711	6,689,281
Wolverine World Wide Inc.	360,072	8,645,329

		64,638,030

AUTO MANUFACTURERS—0.14%
A.S.V. Inc. (1) (2)	54,641	2,215,146
Noble International Ltd.	45,870	1,080,238
R & B Inc. (2)	61,537	863,979
Titan International Inc.	81,088	1,133,610
Wabash National Corp. (1)	194,480	4,712,250

		10,005,223

AUTO PARTS & EQUIPMENT—0.77%
Accuride Corp. (2)	68,232	725,306
Aftermarket Technology Corp. (2)	132,100	2,302,503
American Axle & Manufacturing Holdings Inc.	267,399	6,757,173
ArvinMeritor Inc.	437,490	7,782,947
Bandag Inc.	70,115	3,228,796
Commercial Vehicle Group Inc. (2)	77,478	1,375,234
Cooper Tire & Rubber Co. (1)	399,181	7,412,791
Hayes Lemmerz International Inc. (2)	235,609	1,677,536
Keystone Automotive Industries Inc. (1) (2)	97,782	2,418,149
Modine Manufacturing Co. (1)	217,171	7,071,088
Standard Motor Products Inc.	92,762	1,224,458
Strattec Security Corp. (2)	23,900	1,301,594
Superior Industries International Inc. (1)	138,050	3,271,785
Tenneco Automotive Inc. (2)	271,532	4,518,292
Visteon Corp.	800,276	4,825,664

		55,893,316

BANKS—8.48%
ABC Bancorp	73,248	1,324,324
ACE Cash Express Inc. (2)	70,523	1,802,568

Alabama National Bancorp (1)	85,017	5,557,561
AMCORE Financial Inc. (1)	131,611	3,932,537
Amegy Bancorporation Inc. (1)	437,787	9,797,673
AmericanWest Bancorporation (2)	64,158	1,279,952
Ames National Corp.	17,735	1,960,782
Arrow Financial Corp.	63,627	1,771,376
Banc Corp. (The) (2)	83,527	883,716
BancFirst Corp. (1)	24,627	2,142,303
Bancorp Inc. (The) (2)	56,431	984,157
BancorpSouth Inc. (1)	487,075	11,494,970
BancTrust Financial Group Inc.	58,552	1,143,521
Bank of Granite Corp.	81,900	1,567,566
Bank of the Ozarks Inc. (1)	70,482	2,314,629
Banner Corp.	65,410	1,832,134
Boston Private Financial Holdings Inc. (1)	174,373	4,394,200
Camden National Corp.	47,549	1,557,230
Capital City Bank Group Inc. (1)	58,300	2,355,320
Capital Corp of the West	56,839	1,577,282
Capital Crossing Bank (1) (2)	36,479	1,243,934
Capitol Bancorp Ltd.	77,326	2,598,927
Cardinal Financial Corp. (2)	143,070	1,343,427
Cascade Bancorp (1)	104,551	2,199,753
Cathay General Bancorp	283,066	9,542,155
Center Financial Corp. (1)	69,722	1,731,197
Central Coast Bancorp (1) (2)	72,065	1,304,377
Central Pacific Financial Corp.	189,491	6,745,880
Chemical Financial Corp. (1)	156,575	5,184,198
Chittenden Corp. (1)	289,567	7,876,222
Citizens & Northern Corp.	51,497	1,608,766
Citizens Banking Corp. (1)	269,396	8,141,147
City Bank (1)	48,094	1,491,876
City Holding Co.	103,761	3,789,352
Coastal Financial Corp.	90,534	1,334,471
CoBiz Inc. (1)	90,994	1,649,721
Colony Bankcorp Inc.	34,032	1,022,321
Columbia Bancorp	34,240	1,248,048
Columbia Banking System Inc.	97,396	2,397,890
Commercial Bankshares Inc.	29,276	1,136,202
Community Bancorp (2)	31,163	966,676
Community Bank System Inc.	188,531	4,598,271
Community Banks Inc. (1)	67,367	1,746,153
Community Trust Bancorp Inc.	92,677	3,032,391
Corus Bankshares Inc.	116,656	6,473,241
CVB Financial Corp. (1)	292,627	5,758,899
Enterprise Financial Services Corp.	47,935	1,133,663
EuroBancshares Inc. (2)	57,125	916,856
Farmers Capital Bank Corp.	38,144	1,321,308
Financial Institutions Inc.	56,383	1,016,022
First BanCorp (Puerto Rico)	212,954	8,550,103
First Bancorp Inc. (North Carolina)	70,590	1,562,157
First Busey Corp. Class A (1)	86,646	1,673,134
First Charter Corp. (1)	188,650	4,144,640
First Citizens BancShares Inc. Class A	37,925	5,482,059
First Commonwealth Financial Corp. (1)	435,018	5,959,747
First Community Bancorp	81,489	3,870,727
First Community Bancshares Inc.	62,997	2,047,402
First Financial Bancorp (1)	219,460	4,147,794
First Financial Bankshares Inc. (1)	115,054	3,893,427
First Financial Corp.	83,898	2,410,390
First Indiana Corp.	66,197	1,964,065
First Merchants Corp. (1)	115,284	2,864,807
First Midwest Bancorp Inc.	285,037	10,024,751
First Oak Brook Bancshares Inc. Class A	41,032	1,157,923

First Regional Bancorp (2)	15,388	1,017,916
First Republic Bank (1)	135,298	4,780,078
1st Source Corp.	72,755	1,669,000
First South Bancorp Inc.	29,888	952,829
First State Bancorp	95,369	1,839,668
FNB Corp. (Pennsylvania) (1)	349,548	6,868,618
FNB Corp. (Virginia)	45,313	1,268,764
Fremont General Corp. (1)	403,651	9,820,829
Frontier Financial Corp.	153,564	3,879,027
GB&T Bancshares Inc. (1)	79,045	1,878,109
Glacier Bancorp Inc.	194,503	5,082,363
Gold Bancorp Inc. (1)	243,158	3,537,949
Great Southern Bancorp Inc. (1)	65,147	2,038,450
Greater Bay Bancorp (1)	319,259	8,418,860
Greene County Bancshares Inc.	40,650	1,110,558
Hancock Holding Co.	167,120	5,748,928
Hanmi Financial Corp.	247,740	4,137,258
Harleysville National Corp.	163,222	3,780,222
Heartland Financial USA Inc.	65,866	1,286,363
Heritage Commerce Corp.	74,211	1,362,514
Hudson United Bancorp	278,535	10,055,113
IBERIABANK Corp.	47,653	2,935,901
Independent Bank Corp. (Massachusetts)	95,536	2,695,071
Independent Bank Corp. (Michigan)	131,503	3,739,945
Integra Bank Corp. (1)	95,328	2,156,319
Interchange Financial Services Corp. (1)	106,442	1,953,211
Irwin Financial Corp. (1)	113,278	2,513,639
KNBT Bancorp Inc.	204,380	3,084,094
Lakeland Bancorp Inc. (1)	108,496	1,693,623
Lakeland Financial Corp.	36,576	1,487,912
Macatawa Bank Corp. (1)	63,423	2,200,144
Main Street Banks Inc. (1)	97,415	2,480,186
MainSource Financial Group Inc. (1)	73,181	1,323,844
MB Financial Inc.	137,162	5,463,162
MBT Financial Corp.	91,376	1,758,988
Mercantile Bank Corp.	45,076	1,981,992
Mid-State Bancshares	142,602	3,960,058
Midwest Banc Holdings Inc. (1)	70,515	1,360,234
Nara Bancorp Inc. (1)	115,265	1,692,090
National Penn Bancshares Inc. (1)	215,342	5,379,243
NBC Capital Corp.	43,097	1,048,981
NBT Bancorp Inc. (1)	201,670	4,767,479
NewAlliance Bancshares Inc.	712,024	10,003,937
Northern Empire Bancshares (2)	49,740	1,538,956
Old National Bancorp (1)	426,204	9,120,766
Old Second Bancorp Inc. (1)	83,913	2,441,029
Omega Financial Corp.	78,815	2,447,206
Oriental Financial Group Inc.	131,677	2,009,391
Origen Financial Inc.	106,783	790,194
Pacific Capital Bancorp	285,264	10,577,589
Park National Corp. (1)	75,876	8,384,298
Peapack-Gladstone Financial Corp. (1)	51,827	1,435,608
PennRock Financial Services Corp. (1)	47,779	1,714,788
Pennsylvania Commerce Bancorp Inc. (2)	27,311	894,435
Peoples Bancorp Inc.	58,526	1,565,571
Pinnacle Financial Partners Inc. (2)	45,276	1,086,624
Placer Sierra Bancshares	41,351	1,127,642
Preferred Bank	25,395	1,008,181
PremierWest Bancorp (2)	81,585	1,209,090
PrivateBancorp Inc. (1)	103,614	3,665,863
Prosperity Bancshares Inc. (1)	133,319	3,814,257
Provident Bankshares Corp. (1)	205,795	6,566,918
R&G Financial Corp. Class B	172,802	3,056,867

Renasant Corp.	65,246	2,006,967
Republic Bancorp Inc. (1)	435,529	6,524,224
Republic Bancorp Inc. Class A (1)	44,939	975,626
Royal Bancshares of Pennsylvania Class A	27,808	660,440
S&T Bancorp Inc. (1)	165,398	5,970,868
Sandy Spring Bancorp Inc. (1)	90,939	3,185,593
Santander BanCorp (1)	33,446	838,157
SCBT Financial Corp.	50,007	1,582,722
Seacoast Banking Corp. of Florida	72,120	1,420,043
Security Bank Corp.	59,334	1,358,749
Sierra Bancorp (1)	33,810	766,811
Signature Bank (2)	72,829	1,777,028
Simmons First National Corp. Class A	89,000	2,412,790
Southside Bancshares Inc.	61,058	1,251,689
Southwest Bancorp Inc.	84,318	1,726,833
State Bancorp Inc.	50,508	1,142,491
State Financial Services Corp. Class A (1)	36,019	1,450,125
Sterling Bancorp	113,801	2,429,651
Sterling Bancshares Inc.	281,271	4,376,577
Sterling Financial Corp. (Pennsylvania)	158,859	3,385,285
Suffolk Bancorp	65,963	2,129,945
Summit Bancshares Inc.	63,765	1,103,134
Summit Financial Group Inc.	31,845	1,041,013
Sun Bancorp Inc. (New Jersey) (2)	70,130	1,449,587
Susquehanna Bancshares Inc. (1)	290,150	7,134,789
SVB Financial Group (1)(2)	221,326	10,601,515
SY Bancorp Inc. (1)	74,816	1,709,546
Taylor Capital Group Inc.	25,109	985,528
Texas Capital Bancshares Inc. (1) (2)	138,669	2,737,326
Texas Regional Bancshares Inc. Class A	256,081	7,805,349
Tompkins Trustco Inc.	39,887	1,731,096
TriCo Bancshares	75,112	1,678,002
TrustCo Bank Corp. NY (1)	467,582	6,106,621
Trustmark Corp. (1)	294,343	8,612,476
UCBH Holdings Inc.	569,023	9,240,934
UMB Financial Corp. (1)	97,274	5,547,536
Umpqua Holdings Corp. (1)	276,504	6,508,904
Union Bankshares Corp.	54,433	2,102,202
United Bancshares Inc. (1)	233,036	8,298,412
United Community Banks Inc.	196,791	5,120,502
United PanAm Financial Corp. (1) (2)	31,300	857,933
United Security Bancshares Inc.	36,075	1,109,667
Univest Corp. of Pennsylvania (1)	72,116	2,160,595
Unizan Financial Corp.	137,783	3,691,207
USB Holding Co. Inc. (1)	68,276	1,597,658
Vineyard National Bancorp (1)	49,134	1,550,669
Virginia Commerce Bancorp Inc. (2)	56,754	1,380,825
Virginia Financial Group Inc.	44,872	1,574,558
W Holding Co. Inc.	682,003	6,970,071
Washington Trust Bancorp Inc.	74,412	2,058,980
WesBanco Inc. (1)	140,949	4,231,289
West Bancorporation	104,040	1,955,952
West Coast Bancorp	92,414	2,255,826
Westamerica Bancorp (1)	203,990	10,772,712
Western Sierra Bancorp (1) (2)	41,124	1,392,047
Wilshire Bancorp Inc.	95,654	1,370,722
Wintrust Financial Corp. (1)	146,488	7,668,647
Yardville National Bancorp	53,754	1,921,705

		612,057,162

BEVERAGES—0.16%
Boston Beer Co. Inc. Class A (2)	59,624	1,337,963
Coca-Cola Bottling Co. Consolidated	29,146	1,473,039

Farmer Brothers Co.	41,451	922,699
Green Mountain Coffee Roasters Inc. (2)	27,359	928,291
Hansen Natural Corp. (1) (2)	46,677	3,954,475
National Beverage Corp. (2)	47,193	376,600
Peet’s Coffee & Tea Inc. (1) (2)	85,509	2,825,217

		11,818,284

BIOTECHNOLOGY—2.15%
Aastrom Biosciences Inc. (1) (2)	632,806	1,980,683
Alexion Pharmaceuticals Inc. (2)	174,058	4,010,296
Applera Corp. - Celera Genomics Group (2)	458,336	5,027,946
Arena Pharmaceuticals Inc. (2)	219,520	1,497,126
ARIAD Pharmaceuticals Inc. (1) (2)	328,802	2,189,821
ArQule Inc. (2)	195,679	1,268,000
Barrier Therapeutics Inc. (2)	91,091	722,352
Bio-Rad Laboratories Inc. Class A (2)	109,765	6,499,186
Cambrex Corp.	163,782	3,120,047
Cell Genesys Inc. (1) (2)	281,865	1,507,978
CoTherix Inc. (2)	77,570	790,438
CuraGen Corp. (1) (2)	269,861	1,387,086
Curis Inc. (2)	297,535	1,160,386
deCODE genetics Inc. (1) (2)	339,567	3,188,534
Digene Corp. (1) (2)	93,081	2,576,482
Diversa Corp. (1) (2)	145,183	756,403
Encysive Pharmaceuticals Inc. (1) (2)	361,014	3,902,561
Enzo Biochem Inc. (1) (2)	170,522	3,057,459
Enzon Pharmaceuticals Inc. (2)	272,478	1,765,657
Exelixis Inc. (1) (2)	474,263	3,523,774
Genitope Corp. (2)	147,897	1,898,997
Geron Corp. (1) (2)	344,698	2,667,963
GTx Inc. (1) (2)	47,393	471,086
Human Genome Sciences Inc. (1) (2)	814,866	9,436,148
ICOS Corp. (2)	396,937	8,403,156
Illumina Inc. (2)	222,779	2,688,943
Immunogen Inc. (2)	254,587	1,474,059
Incyte Corp. (1) (2)	516,929	3,696,042
Integra LifeSciences Holdings Corp. (1) (2)	128,492	3,751,966
InterMune Inc. (1) (2)	155,867	2,032,506
Keryx Biopharmaceuticals Inc. (1) (2)	147,700	1,949,640
Lexicon Genetics Inc. (2)	394,991	1,951,256
LifeCell Corp. (1) (2)	181,718	2,872,962
Martek Biosciences Corp. (2)	196,014	7,438,731
Maxygen Inc. (2)	158,707	1,088,730
Momenta Pharmaceuticals Inc. (1) (2)	49,714	982,846
Myogen Inc. (1) (2)	113,675	794,588
Myriad Genetics Inc. (1) (2)	190,989	2,988,978
Nanogen Inc. (1) (2)	297,057	1,140,699
Nektar Therapeutics (2)	528,340	8,897,246
Orchid Cellmark Inc. (2)	152,045	1,643,606
Regeneron Pharmaceuticals Inc. (1) (2)	215,776	1,810,361
Savient Pharmaceuticals Inc. (2)	378,234	1,668,012
Seattle Genetics Inc. (1) (2)	164,897	883,848
Serologicals Corp. (1) (2)	215,921	4,588,321
StemCells Inc. (2)	388,314	1,634,802
Stratagene Corp. (2)	45,862	398,541
SuperGen Inc. (1) (2)	317,921	1,570,530
Telik Inc. (1) (2)	322,659	5,246,435
Tercica Inc. (2)	69,718	605,849
Transkaryotic Therapies Inc. (1) (2)	180,561	6,604,921
Vertex Pharmaceuticals Inc. (1) (2)	589,213	9,922,347
ViroLogic Inc. (2)	755,798	1,874,379

		155,010,709

BUILDING MATERIALS—1.03%
Aaon Inc. (1) (2)	54,522	969,946
Apogee Enterprises Inc.	172,657	2,653,738
Comfort Systems USA Inc. (2)	245,089	1,612,686
Drew Industries Inc. (1) (2)	47,349	2,149,645
Eagle Materials Inc. (1)	114,382	10,590,629
ElkCorp (1)	125,112	3,571,948
Genlyte Group Inc. (The) (1) (2)	149,327	7,278,198
Interline Brands Inc. (2)	77,429	1,533,094
Lennox International Inc. (1)	310,393	6,571,020
LSI Industries Inc.	122,825	1,712,181
Mestek Inc. (2)	18,358	467,945
NCI Building Systems Inc. (1) (2)	129,323	4,241,794
Simpson Manufacturing Co. Inc. (1)	226,488	6,919,208
Texas Industries Inc. (1)	141,514	7,957,332
Trex Co. Inc. (1) (2)	72,020	1,850,914
Universal Forest Products Inc. (1)	99,342	4,117,726
York International Corp. (1)	261,877	9,951,326

		74,149,330

CHEMICALS—1.65%
American Vanguard Corp. (1)	65,892	1,377,802
Arch Chemicals Inc.	147,136	3,672,515
Balchem Corp.	47,768	1,435,428
Cabot Microelectronics Corp. (1) (2)	153,817	4,459,155
Ferro Corp. (1)	260,648	5,176,469
Fuller (H.B.) Co. (1)	179,104	6,100,282
Georgia Gulf Corp.	212,528	6,598,994
Grace (W.R.) & Co. (1) (2)	415,603	3,237,547
Great Lakes Chemical Corp.	324,701	10,218,340
Hercules Inc. (2)	702,602	9,941,818
Kronos Worldwide Inc. (1)	22,221	670,852
MacDermid Inc.	188,383	5,870,014
Minerals Technologies Inc. (1)	127,998	7,884,677
NewMarket Corp. (2)	106,112	1,569,396
NL Industries Inc.	49,302	758,758
Octel Corp.	77,348	1,392,264
Olin Corp.	442,414	8,069,631
OM Group Inc. (1) (2)	177,006	4,370,278
Pioneer Companies Inc. (2)	70,222	1,544,182
PolyOne Corp. (2)	571,240	3,781,609
Schulman (A.) Inc. (1)	190,585	3,409,566
Sensient Technologies Corp. (1)	294,176	6,062,967
Spartech Corp. (1)	199,983	3,559,697
Stepan Co.	32,361	715,178
Symyx Technologies Inc. (2)	203,696	5,699,414
Terra Industries Inc. (2)	578,009	3,936,241
UAP Holding Corp.	208,242	3,456,817
Wellman Inc. (1)	201,777	2,056,108
Westlake Chemical Corp.	83,757	2,052,046

		119,078,045

COAL—0.15%
Alpha Natural Resources Inc. (2)	183,493	4,381,813
Foundation Coal Holdings Inc.	147,537	3,827,110
James River Coal Co. (2)	81,552	2,825,777

		11,034,700

COMMERCIAL SERVICES—4.99%
Aaron Rents Inc.	242,479	6,035,302
ABM Industries Inc. (1)	245,274	4,782,843
Administaff Inc. (1)	122,327	2,906,490
Advance America Cash Advance Centers Inc.	424,282	6,788,512

Advisory Board Co. (The) (1) (2)	119,699	5,834,129
Albany Molecular Research Inc. (2)	147,570	2,065,980
Alderwoods Group Inc. (2)	249,356	3,583,246
AMN Healthcare Services Inc. (2)	72,139	1,084,249
Arbitron Inc.	196,013	8,408,958
Bankrate Inc. (2)	58,956	1,187,374
Banta Corp.	154,239	6,996,281
BearingPoint Inc. (2)	1,140,797	8,362,042
Bowne & Co. Inc. (1)	212,828	3,077,493
Bright Horizons Family Solutions Inc. (2)	169,040	6,883,309
CDI Corp. (1)	77,507	1,698,953
Central Parking Corp.	124,760	1,715,450
Century Business Services Inc. (2)	378,371	1,532,403
Cenveo Inc. (2)	305,524	2,309,761
Chemed Corp. (1)	157,942	6,456,669
Clark Inc. (1)	100,251	1,436,597
Coinstar Inc. (1) (2)	158,262	3,590,965
Consolidated Graphics Inc. (2)	70,215	2,862,666
Corinthian Colleges Inc. (2)	567,778	7,250,525
Corrections Corp. of America (1) (2)	244,282	9,588,068
CorVel Corp. (2)	38,496	967,020
CoStar Group Inc. (1) (2)	101,496	4,425,226
CRA International Inc. (1) (2)	62,837	3,383,772
Cross Country Healthcare Inc. (2)	200,083	3,401,411
DeVry Inc. (2)	362,426	7,212,277
DiamondCluster International Inc. Class A (1) (2)	184,246	2,081,980
Dollar Thrifty Automotive Group Inc. (1) (2)	156,393	5,939,806
Educate Inc. (2)	113,671	1,608,445
Electro Rent Corp. (2)	111,406	1,619,843
Euronet Worldwide Inc. (1) (2)	193,010	5,610,801
Exponent Inc. (2)	49,718	1,420,940
First Advantage Corp. Class A (2)	20,976	488,951
Forrester Research Inc. (1) (2)	80,984	1,443,945
FTI Consulting Inc. (1) (2)	267,937	5,599,883
Gartner Inc. Class A (1) (2)	345,173	3,665,737
Geo Group Inc. (The) (2)	59,212	1,483,261
Gevity HR Inc. (1)	172,138	3,447,924
Healthcare Services Group Inc. (1)	165,469	3,322,618
Heidrick & Struggles International Inc. (2)	122,159	3,185,907
Hooper Holmes Inc.	405,805	1,684,091
Hudson Highland Group Inc. (1) (2)	128,618	2,005,155
Huron Consulting Group Inc. (2)	41,195	970,142
iPayment Holdings Inc. (2)	76,613	2,797,907
Jackson Hewitt Tax Service Inc.	233,804	5,527,127
Kelly Services Inc. Class A (1)	113,712	3,256,712
Kforce Inc. (1) (2)	199,742	1,689,817
Korn/Ferry International (1) (2)	212,687	3,775,194
Labor Ready Inc. (2)	267,540	6,236,357
Landauer Inc.	56,112	2,912,774
Learning Tree International Inc. (1) (2)	56,209	675,632
LECG Corp. (2)	91,213	1,939,188
Magellan Health Services Inc. (2)	167,630	5,919,015
MAXIMUS Inc. (1)	119,551	4,218,955
McGrath RentCorp	127,559	3,023,148
Midas Inc. (1) (2)	99,606	2,290,938
MoneyGram International Inc.	537,182	10,270,920
Monro Muffler Brake Inc. (2)	65,444	1,931,252
Morningstar Inc. (2)	52,587	1,480,324
MPS Group Inc. (2)	644,362	6,069,890
Navigant Consulting Inc. (1) (2)	304,357	5,374,945
NCO Group Inc. (1) (2)	199,542	4,316,093
Neurogen Corp. (2)	141,012	961,702
Odyssey Marine Exploration Inc. (2)	221,926	1,105,191

PAREXEL International Corp. (1) (2)	162,688	3,229,357
PHH Corp. (2)	328,010	8,436,417
PRA International (2)	70,033	1,875,484
Pre-Paid Legal Services Inc. (1)	60,950	2,721,417
PRG-Schultz International Inc. (2)	256,845	724,303
Providence Service Corp. (The) (2)	58,811	1,460,277
QC Holdings Inc. (2)	45,710	660,052
Quanta Services Inc. (1) (2)	725,561	6,384,937
Rent-Way Inc. (1) (2)	163,241	1,606,291
Resources Connection Inc. (1) (2)	297,061	6,900,727
Rollins Inc.	178,985	3,586,859
Senomyx Inc. (2)	131,165	2,165,534
SFBC International Inc. (1) (2)	113,545	4,386,243
Sotheby’s Holdings Inc. Class A (2)	253,864	3,477,937
Source Interlink Companies Inc. (1) (2)	204,758	2,532,856
SOURCECORP Inc. (2)	97,456	1,931,578
Spherion Corp. (2)	383,302	2,529,793
StarTek Inc. (1)	69,874	1,147,331
Stewart Enterprises Inc. Class A (1)	660,540	4,319,932
Strayer Education Inc. (1)	91,353	7,880,110
TeleTech Holdings Inc. (1) (2)	221,918	1,808,632
TNS Inc. (2)	81,255	1,898,929
United Rentals Inc. (1) (2)	419,025	8,468,495
Universal Technical Institute Inc. (1) (2)	133,327	4,426,456
Valassis Communications Inc. (1) (2)	311,540	11,542,557
Vertrue Inc. (2)	47,460	1,849,042
Viad Corp.	138,410	3,922,539
Volt Information Sciences Inc. (2)	49,970	1,185,788
Watson Wyatt & Co. Holdings (1)	203,642	5,219,344
Wright Express Corp. (2)	249,704	4,612,033

		360,071,731

COMPUTERS—2.84%
Advanced Digital Information Corp. (2)	396,867	3,016,189
Agilysys Inc.	178,959	2,809,656
Ansoft Corp. (2)	40,442	977,079
Anteon International Corp. (1) (2)	172,186	7,855,125
Blue Coat Systems Inc. (2)	65,458	1,955,885
Bottomline Technologies Inc. (2)	79,776	1,194,247
Brocade Communications Systems Inc. (2)	1,669,389	6,477,229
Catapult Communications Corp. (2)	61,073	1,041,905
CIBER Inc. (1) (2)	330,870	2,640,343
COMSYS IT Partners Inc. (2)	78,827	1,344,789
Covansys Corp. (2)	191,149	2,456,265
CyberGuard Corp. (1) (2)	131,503	781,785
CyberSource Corp. (1) (2)	166,118	1,214,323
Dot Hill Systems Corp. (2)	272,270	1,426,695
Echelon Corp. (2)	183,649	1,263,505
Electronics For Imaging Inc. (1) (2)	337,856	7,108,490
Equinix Inc. (1) (2)	96,515	4,182,960
FactSet Research Systems Inc. (1)	214,169	7,675,817
Gateway Inc. (1) (2)	1,603,923	5,292,946
Henry (Jack) & Associates Inc.	451,192	8,261,326
Hutchinson Technology Inc. (1) (2)	157,763	6,075,453
iGATE Corp. (2)	131,447	470,580
Imation Corp.	209,908	8,142,331
Integral Systems Inc.	64,106	1,450,719
Intergraph Corp. (1) (2)	176,231	6,072,920
InterVoice-Brite Inc. (2)	235,617	2,033,375
Kanbay International Inc. (2)	153,928	3,557,276
Komag Inc. (1) (2)	180,956	5,133,722
Kronos Inc. (1) (2)	199,468	8,056,513
Lexar Media Inc. (1) (2)	496,120	2,435,949

Magma Design Automation Inc. (2)	218,078	1,823,132
Manhattan Associates Inc. (1) (2)	181,936	3,494,991
Maxtor Corp. (1) (2)	1,574,206	8,185,871
McDATA Corp. Class A (1) (2)	741,191	2,964,764
Mentor Graphics Corp. (1) (2)	485,618	4,977,584
Mercury Computer Systems Inc. (1) (2)	131,023	3,586,100
Merge Technologies Inc. (1) (2)	74,237	1,391,944
MICROS Systems Inc. (2)	237,189	10,614,208
Mobility Electronics Inc. (1) (2)	167,240	1,530,246
MTS Systems Corp.	122,810	4,123,960
Ness Technologies Inc. (2)	117,934	1,252,459
NetScout Systems Inc. (2)	147,566	972,460
PalmOne Inc. (1) (2)	260,192	7,745,916
PAR Technology Corp. (2)	25,020	800,640
Perot Systems Corp. Class A (2)	511,036	7,266,932
Phoenix Technologies Ltd. (2)	154,425	1,201,426
Quantum Corp. (1) (2)	1,140,497	3,387,276
Radiant Systems Inc. (2)	142,702	1,626,803
RadiSys Corp. (1) (2)	124,318	2,007,736
Rimage Corp. (2)	58,941	1,251,317
SI International Inc. (1) (2)	60,795	1,821,418
Silicon Storage Technology Inc. (2)	546,313	2,201,641
Stratasys Inc. (1) (2)	65,269	2,132,991
Sykes Enterprises Inc. (2)	160,482	1,521,369
Synaptics Inc. (1) (2)	145,212	3,101,728
Syntel Inc.	48,254	773,512
TALX Corp.	118,109	3,414,531
3D Systems Corp. (2)	75,264	1,810,852
Tyler Technologies Inc. (2)	219,709	1,661,000
Ultimate Software Group Inc. (1) (2)	141,034	2,312,958
Vasco Data Security International Inc. (2)	149,201	1,447,250

		204,810,412

COSMETICS & PERSONAL CARE—0.18%
Chattem Inc. (2)	110,809	4,587,493
Elizabeth Arden Inc. (2)	158,406	3,705,116
Inter Parfums Inc. (1)	27,148	526,400
Parlux Fragrances Inc. (2)	38,685	1,070,414
Revlon Inc. Class A (1) (2)	902,325	2,770,138

		12,659,561

DISTRIBUTION & WHOLESALE—1.05%
Aviall Inc. (1) (2)	208,294	6,580,007
Beacon Roofing Supply Inc. (2)	102,409	2,693,357
Bell Microproducts Inc. (2)	179,738	1,689,537
BlueLinx Holdings Inc.	60,758	642,820
Brightpoint Inc. (2)	112,981	2,507,048
Building Materials Holdings Corp.	86,882	6,020,054
Central European Distribution Corp. (1) (2)	85,522	3,192,536
Handleman Co. (1)	135,814	2,242,289
Hughes Supply Inc.	414,193	11,638,823
Huttig Building Products Inc. (2)	87,813	958,040
LKQ Corp. (2)	87,976	2,388,548
NuCo2 Inc. (1) (2)	66,330	1,702,691
Owens & Minor Inc. (1)	246,994	7,990,256
ScanSource Inc. (1) (2)	78,997	3,392,131
United Stationers Inc. (2)	207,081	10,167,677
Watsco Inc. (1)	133,568	5,689,997
WESCO International Inc. (2)	199,520	6,260,938

		75,756,749

DIVERSIFIED FINANCIAL SERVICES—1.86%
Accredited Home Lenders Holding Co. (1) (2)	109,948	4,837,712
Advanta Corp. Class B (1)	118,027	3,323,640
Archipelago Holdings Inc. (1) (2)	183,571	7,157,433
Asset Acceptance Capital Corp. (2)	55,097	1,427,563
Asta Funding Inc.	63,961	1,776,837
BKF Capital Group Inc.	42,607	1,615,231
Calamos Asset Management Inc. Class A	142,955	3,894,094
Capital Southwest Corp.	17,565	1,575,054
Capital Trust Inc. Class A	74,660	2,494,391
CharterMac (1)	251,191	5,516,154
Cohen & Steers Inc.	52,153	1,074,873
Collegiate Funding Services LLC (2)	91,287	1,330,964
CompuCredit Corp. (2)	129,145	4,427,091
Credit Acceptance Corp. (2)	61,841	920,812
Delta Financial Corp. (1)	67,527	642,182
Doral Financial Corp.	535,376	8,855,119
Encore Capital Group Inc. (2)	91,091	1,548,547
eSpeed Inc. (2)	129,805	1,156,563
Federal Agricultural Mortgage Corp. (1)	68,106	1,501,737
Financial Federal Corp. (1)	108,533	4,193,715
First Cash Inc. (2)	79,394	1,696,650
Gabelli Asset Management Inc. Class A	44,776	1,978,651
GFI Group Inc. (2)	36,375	1,294,950
Greenhill & Co. Inc.	74,578	3,021,155
Greg Manning Auctions Inc. (1) (2)	36,943	441,469
Harris & Harris Group Inc. (1) (2)	106,984	1,274,179
International Securities Exchange Inc. (2)	70,259	1,764,203
Investment Technology Group Inc. (2)	246,783	5,187,379
Knight Capital Group Inc. Class A (1) (2)	667,350	5,085,207
LaBranche & Co. Inc. (1) (2)	335,545	2,113,933
Lo-Jack Corp. (2)	104,845	1,841,078
MarketAxess Holdings Inc. (2)	143,096	1,616,985
Marlin Business Services Corp. (2)	40,346	810,955
Metris Companies Inc. (2)	362,207	5,237,513
Nasdaq Stock Market Inc. (The) (2)	278,772	5,257,640
National Financial Partners Corp. (1)	219,568	8,593,892
Online Resources Corp. (2)	131,436	1,486,541
optionsXpress Holdings Inc.	128,630	1,955,176
Piper Jaffray Companies Inc. (2)	128,449	3,908,703
Portfolio Recovery Associates Inc. (1) (2)	97,133	4,081,529
Sanders Morris Harris Group Inc. (1)	79,097	1,360,468
Stifel Financial Corp. (2)	52,239	1,262,094
SWS Group Inc.	95,398	1,638,938
Waddell & Reed Financial Inc. Class A	473,602	8,761,637
World Acceptance Corp. (2)	118,027	3,546,711

		134,487,348

ELECTRIC—1.60%
ALLETE Inc.	158,180	7,893,182
Aquila Inc. (2)	1,503,698	5,428,350
Avista Corp.	301,598	5,606,707
Black Hills Corp. (1)	203,117	7,484,861
Calpine Corp. (1) (2)	3,354,773	11,406,228
Central Vermont Public Service Corp.	76,536	1,415,916
CH Energy Group Inc. (1)	98,488	4,789,471
Cleco Corp. (1)	310,414	6,695,630
Duquesne Light Holdings Inc. (1)	482,511	9,013,305
El Paso Electric Co. (2)	296,908	6,071,769
Empire District Electric Co. (The)	160,716	3,850,755
IDACORP Inc. (1)	262,650	8,044,969
MGE Energy Inc. (1)	127,106	4,624,116
NorthWestern Corp.	221,759	6,989,844
Ormat Technologies Inc.	44,991	859,328
Otter Tail Corp. (1)	181,358	4,956,514

Sierra Pacific Resources Corp. (1) (2)	733,376	9,130,531
UIL Holdings Corp. (1)	91,499	4,923,561
UniSource Energy Corp. (1)	215,097	6,614,233

		115,799,270

ELECTRICAL COMPONENTS & EQUIPMENT—0.69%
Advanced Energy Industries Inc. (1) (2)	132,004	1,037,551
Artesyn Technologies Inc. (1) (2)	233,307	2,029,771
Belden CDT Inc. (1)	292,775	6,206,830
C&D Technologies Inc.	157,146	1,444,172
China Energy Savings Technology Inc. (2)	8,608	85,736
Color Kinetics Inc. (2)	81,344	865,500
Encore Wire Corp. (2)	99,569	1,154,005
Energy Conversion Devices Inc. (1) (2)	143,318	3,207,457
EnerSys (1) (2)	285,924	3,897,144
General Cable Corp. (1) (2)	245,482	3,640,498
GrafTech International Ltd. (1) (2)	607,226	2,611,072
Intermagnetics General Corp. (1) (2)	174,536	5,368,727
Littelfuse Inc. (1) (2)	140,157	3,903,372
Medis Technologies Ltd. (1) (2)	92,606	1,537,260
Powell Industries Inc. (1) (2)	42,447	800,975
Power-One Inc. (1) (2)	463,278	2,923,284
Superior Essex Inc. (2)	106,498	1,886,080
Universal Display Corp. (1) (2)	145,739	1,498,197
Valence Technology Inc. (1) (2)	260,233	728,652
Vicor Corp.	119,617	1,626,791
Wilson Greatbatch Technologies Inc. (1) (2)	134,031	3,203,341

		49,656,415

ELECTRONICS—2.33%
ADE Corp. (1) (2)	62,974	1,766,421
American Science & Engineering Inc. (2)	51,342	2,277,531
American Superconductor Corp. (2)	199,000	1,820,850
Analogic Corp.	85,611	4,307,946
Badger Meter Inc.	35,414	1,462,598
Bei Technologies Inc. (1)	72,551	1,935,661
Bel Fuse Inc. Class B (1)	72,044	2,201,665
Benchmark Electronics Inc. (1) (2)	260,105	7,912,394
Brady Corp. Class A	256,292	7,945,052
Checkpoint Systems Inc. (1) (2)	235,509	4,168,509
Cogent Inc. (2)	140,215	4,003,138
Coherent Inc. (1) (2)	192,213	6,921,590
CTS Corp.	228,747	2,811,301
Cubic Corp. (1)	97,025	1,721,223
Cymer Inc. (1) (2)	226,528	5,969,013
Daktronics Inc. (1)	93,133	1,863,591
Dionex Corp. (1) (2)	126,505	5,516,883
Electro Scientific Industries Inc. (1) (2)	177,284	3,169,838
Evergreen Solar Inc. (2)	245,334	1,577,498
Excel Technology Inc. (2)	74,905	1,820,191
Fargo Electronics (2)	78,893	1,577,071
FEI Co. (1) (2)	149,475	3,409,525
Identix Inc. (1) (2)	553,086	2,782,023
II-VI Inc. (2)	143,199	2,633,430
International DisplayWorks Inc. (2)	195,471	1,563,768
Intevac Inc. (2)	126,787	1,327,460
Ionatron Inc. (2)	149,917	1,287,787
Itron Inc. (2)	144,834	6,471,183
Keithley Instruments Inc.	79,424	1,223,924
KEMET Corp. (2)	537,679	3,387,378
LaBarge Inc. (2)	62,997	1,143,396
Measurements Specialties Inc. (1) (2)	73,111	1,696,906
Methode Electronics Inc.	226,408	2,687,463

Metrologic Instruments Inc. (1) (2)	73,055	916,110
MIPS Technologies Inc. Class A (2)	263,562	1,897,646
Molecular Devices Corp. (2)	104,859	2,268,100
Multi-Fineline Electronix Inc. (2)	49,933	918,767
OSI Systems Inc. (1) (2)	93,300	1,473,207
Park Electrochemical Corp.	124,429	3,135,611
Paxar Corp. (2)	218,000	3,869,500
Photon Dynamics Inc. (1) (2)	104,826	2,160,464
Plexus Corp. (1) (2)	269,705	3,837,902
PLX Technology Inc. (1) (2)	144,979	1,472,987
Rofin-Sinar Technologies Inc. (2)	94,524	3,100,387
Rogers Corp. (1) (2)	102,138	4,141,696
Sonic Solutions Inc. (1) (2)	151,355	2,815,203
Spatialight Inc. (1) (2)	180,864	1,025,499
Sypris Solutions Inc.	55,034	680,771
Taser International Inc. (1) (2)	380,369	3,818,905
Technitrol Inc.	251,669	3,556,083
TTM Technologies Inc. (2)	256,422	1,951,371
Ultralife Batteries Inc. (1) (2)	90,063	1,454,517
Varian Inc. (1) (2)	212,699	8,037,895
Viisage Technology Inc. (1) (2)	201,766	903,912
Watts Water Technologies Inc. Class A (1)	155,893	5,220,857
Woodward Governor Co.	61,195	5,142,216
X-Rite Inc.	131,503	1,513,600
Zoltek Companies Inc. (2)	66,271	744,223

		168,421,636

ENERGY - ALTERNATE SOURCES—0.29%
FuelCell Energy Inc. (1) (2)	299,507	3,057,966
Headwaters Inc. (1) (2)	258,009	8,870,349
KFx Inc. (1) (2)	365,426	5,221,938
Pacific Ethanol Inc. (2)	19,741	196,818
Plug Power Inc. (1) (2)	272,467	1,866,399
Quantum Fuel Systems Technologies Worldwide Inc. (2)	281,082	1,405,410

		20,618,880

ENERGY & RELATED—0.06%
Edge Petroleum Corp. (1) (2)	106,501	1,663,546
Syntroleum Corp. (2)	242,753	2,490,646

		4,154,192

ENGINEERING & CONSTRUCTION—0.70%
Dycom Industries Inc. (1) (2)	303,678	6,015,861
EMCOR Group Inc. (1) (2)	95,376	4,663,886
Granite Construction Inc.	215,346	6,051,223
Infrasource Services Inc. (2)	79,895	832,506
Insituform Technologies Inc. Class A (1) (2)	166,233	2,664,715
Perini Corp. (2)	120,051	1,971,237
Shaw Group Inc. (The) (1) (2)	482,663	10,382,081
URS Corp. (2)	253,882	9,482,493
Washington Group International Inc. (1) (2)	162,438	8,303,831

		50,367,833

ENTERTAINMENT—1.01%
Alliance Gaming Corp. (1) (2)	317,632	4,453,201
Argosy Gaming Co. (2)	184,598	8,604,113
Carmike Cinemas Inc.	76,765	2,355,150
Churchill Downs Inc. (1)	48,813	2,074,064
Dover Downs Gaming & Entertainment Inc.	59,257	785,748
Dover Motorsports Inc.	106,234	637,404
Gaylord Entertainment Co. (2)	250,275	11,635,285
Great Wolf Resorts Inc. (2)	158,562	3,241,007

Isle of Capri Casinos Inc. (1) (2)	88,076	2,307,591
Macrovision Corp. (1) (2)	314,858	7,096,899
Magna Entertainment Corp. Class A (1) (2)	233,218	1,315,350
Mikohn Gaming Corp. (2)	142,780	2,102,436
Pinnacle Entertainment Inc. (1) (2)	251,825	4,925,697
Shuffle Master Inc. (1) (2)	221,891	6,219,605
Six Flags Inc. (2)	578,670	2,690,815
Speedway Motorsports Inc. (1)	95,502	3,491,553
Steinway Musical Instruments Inc. (2)	43,557	1,278,834
Sunterra Corp. (2)	120,604	1,954,991
Vail Resorts Inc. (1) (2)	192,157	5,399,612

		72,569,355

ENVIRONMENTAL CONTROL—0.61%
Aleris International Inc. (1) (2)	191,001	4,307,073
American Ecology Corp.	74,983	1,342,196
Calgon Carbon Corp.	210,430	1,862,305
Casella Waste Systems Inc. Class A (2)	120,196	1,442,352
Clean Harbors Inc. (2)	93,589	2,029,010
Darling International Inc. (2)	397,189	1,489,459
Duratek Inc. (1) (2)	86,564	2,006,554
Layne Christensen Co. (2)	59,082	1,173,664
Metal Management Inc. (1)	135,477	2,621,480
Mine Safety Appliances Co. (1)	180,029	8,317,340
Tetra Tech Inc. (1) (2)	324,947	4,396,533
Waste Connections Inc. (1) (2)	291,978	10,887,860
Waste Holdings Inc.	36,390	514,555
Waste Services Inc. (1) (2)	396,856	1,523,927

		43,914,308

FOOD—1.50%
American Italian Pasta Co. Class A (1)	115,039	2,418,120
Andersons Inc.	41,117	1,472,400
Arden Group Inc. Class A	8,593	681,253
Chiquita Brands International Inc. (1)	260,303	7,147,920
Corn Products International Inc.	468,876	11,140,494
Flowers Foods Inc.	208,146	7,360,043
Gold Kist Inc. (2)	320,046	6,906,593
Great Atlantic & Pacific Tea Co. (1) (2)	108,737	3,159,897
Hain Celestial Group Inc. (1) (2)	181,540	3,540,030
Ingles Markets Inc. Class A	69,755	960,526
J&J Snack Foods Corp.	38,778	2,030,028
Lance Inc.	185,665	3,195,295
M&F Worldwide Corp. (2)	66,419	887,358
Nash Finch Co.	79,402	2,917,229
Pathmark Stores Inc. (2)	186,567	1,634,327
Performance Food Group Co. (1) (2)	292,241	8,828,601
Provide Commerce Inc. (1) (2)	49,773	1,074,599
Ralcorp Holdings Inc. (1)	185,016	7,613,408
Ruddick Corp. (1)	212,765	5,431,890
Sanderson Farms Inc. (1)	111,210	5,053,382
Sanfilippo (John B.) & Son Inc. (2)	49,362	1,138,288
Seaboard Corp.	2,228	3,707,392
Spartan Stores Inc. (2)	129,282	1,896,567
Tootsie Roll Industries Inc.	156,154	4,567,504
United Natural Foods Inc. (1) (2)	254,049	7,715,468
Weis Markets Inc.	88,425	3,430,006
Wild Oats Markets Inc. (1) (2)	177,377	2,030,967

		107,939,585

FOREST PRODUCTS & PAPER—0.69%
Bowater Inc.	348,720	11,288,066
Buckeye Technologies Inc. (2)	191,012	1,522,366

Caraustar Industries Inc. (1) (2)	178,974	1,879,227
Deltic Timber Corp.	62,874	2,391,098
Glatfelter Co.	273,831	3,395,504
Longview Fibre Co.	317,550	6,525,652
Mercer International Inc. (2)	178,577	1,301,826
Neenah Paper Inc.	92,476	2,863,982
Potlatch Corp.	180,740	9,458,124
Rock-Tenn Co. Class A	183,400	2,320,010
Schweitzer-Mauduit International Inc.	94,775	2,950,346
Wausau Paper Corp.	263,751	3,159,737
Xerium Technologies Inc. (2)	83,568	990,281

		50,046,219

GAS—0.90%
Cascade Natural Gas Corp.	70,501	1,445,270
EnergySouth Inc.	42,607	1,180,640
Laclede Group Inc. (The)	131,381	4,172,661
New Jersey Resources Corp. (1)	171,169	8,258,904
Nicor Inc. (1)	275,209	11,330,355
Northwest Natural Gas Co. (1)	171,730	6,566,955
Peoples Energy Corp. (1)	237,121	10,305,279
South Jersey Industries Inc. (1)	87,293	5,335,348
Southwest Gas Corp.	231,711	5,910,948
WGL Holdings Inc. (1)	303,700	10,216,468

		64,722,828

HAND & MACHINE TOOLS—0.46%
Baldor Electric Co. (1)	206,333	5,018,019
Franklin Electric Co. Inc. (1)	138,232	5,342,667
Kennametal Inc.	236,701	10,852,741
Lincoln Electric Holdings Inc. (1)	228,514	7,575,239
Regal-Beloit Corp. (1)	152,123	4,435,907

		33,224,573

HEALTH CARE—0.41%
Abaxis Inc. (2)	122,821	1,336,292
ABIOMED Inc. (1) (2)	118,105	1,009,798
America Service Group Inc. (2)	67,775	1,074,234
American Dental Partners Inc. (2)	49,681	1,212,713
CNS Inc.	88,188	2,015,096
FARO Technologies Inc. (2)	70,386	1,918,722
Flanders Corp. (2)	81,630	734,670
HealthTronics Inc. (2)	210,604	2,735,746
I-Flow Corp. (1) (2)	124,285	2,068,102
LeCroy Corp. (2)	76,880	1,057,100
MedCath Corp. (1) (2)	45,466	1,263,500
Palomar Medical Technologies Inc. (1) (2)	104,670	2,503,706
Psychiatric Solutions Inc. (1) (2)	128,059	6,237,754
Res-Care Inc. (2)	125,257	1,698,485
Somanetics Corp. (2)	63,364	1,423,789
ThermoGenesis Corp. (2)	285,349	1,241,268

		29,530,975

HEALTH CARE - PRODUCTS—3.35%
Adeza Biomedical Corp. (2)	25,621	435,045
Advanced Neuromodulation Systems Inc. (1) (2)	123,962	4,918,812
Align Technology Inc. (1) (2)	381,686	2,813,026
American Medical Systems Holdings Inc. (1) (2)	430,882	8,897,713
AngioDynamics Inc. (2)	14,103	306,599
Animas Corp. (1) (2)	76,602	1,543,530
Arrow International Inc.	131,559	4,196,732
ArthroCare Corp. (1) (2)	151,467	5,292,257
Aspect Medical Systems Inc. (1) (2)	101,485	3,018,164

Biosite Inc. (2)	105,532	5,803,205
Bruker BioSciences Corp. (1) (2)	232,962	929,518
Caliper Life Sciences Inc. (2)	170,244	953,366
Candela Corp. (1) (2)	140,493	1,468,152
Cantel Medical Corp. (2)	70,152	1,147,687
Cepheid Inc. (1) (2)	263,622	1,934,985
CONMED Corp. (2)	183,078	5,633,310
Cyberonics Inc. (2)	132,893	5,766,227
Datascope Corp.	72,688	2,424,145
DexCom Inc. (2)	29,298	365,932
Diagnostic Products Corp. (1)	142,339	6,736,905
DJ Orthopedics Inc. (1) (2)	135,757	3,723,815
Encore Medical Corp. (2)	251,076	1,393,472
EPIX Pharmaceuticals Inc. (1) (2)	144,823	1,281,684
FoxHollow Technologies Inc. (1) (2)	86,271	3,301,591
Haemonetics Corp. (2)	160,979	6,542,187
Hologic Inc. (1) (2)	135,710	5,394,472
ICU Medical Inc. (2)	86,056	2,768,422
Immucor Inc. (1) (2)	282,906	8,190,129
IntraLase Corp. (2)	81,133	1,591,829
Intuitive Surgical Inc. (1) (2)	216,729	10,108,241
Invacare Corp. (1)	189,988	8,427,868
Inverness Medical Innovations Inc. (1) (2)	106,457	2,906,276
IRIS International Inc. (2)	102,064	1,816,739
Kensey Nash Corp. (1) (2)	58,467	1,768,042
Kyphon Inc. (1) (2)	181,020	6,297,686
Laserscope (1) (2)	124,092	5,142,372
LCA-Vision Inc. (1)	126,706	6,140,173
Lifeline Systems Inc. (2)	76,547	2,458,690
Luminex Corp. (2)	158,725	1,561,854
Mentor Corp. (1)	201,005	8,337,687
Meridian Bioscience Inc.	69,848	1,323,620
Merit Medical Systems Inc. (1) (2)	165,406	2,548,906
Micro Therapeutics Inc. (1) (2)	66,230	263,595
Neurometrix Inc. (2)	35,845	717,975
NuVasive Inc. (2)	95,094	1,580,462
Oakley Inc.	151,511	2,580,232
Occulogix Inc. (1) (2)	73,218	614,299
OraSure Technologies Inc. (1) (2)	278,316	2,780,377
PolyMedica Corp.	172,442	6,149,282
PSS World Medical Inc. (1) (2)	401,705	5,001,227
SonoSite Inc. (1) (2)	95,584	2,966,927
Stereotaxis Inc. (2)	88,273	708,832
Steris Corp.	432,145	11,136,377
SurModics Inc. (1) (2)	94,486	4,097,858
Sybron Dental Specialties Inc. (2)	249,356	9,380,773
Symmetry Medical Inc. (2)	51,942	1,222,715
Thoratec Corp. (1) (2)	299,808	4,599,055
TriPath Imaging Inc. (1) (2)	188,086	1,610,016
Ventana Medical Systems Inc. (1) (2)	194,419	7,821,476
Viasys Healthcare Inc. (1) (2)	194,930	4,403,469
Vital Images Inc. (1) (2)	76,610	1,375,149
Vital Sign Inc. (1)	34,118	1,477,992
VNUS Medical Technologies Inc. (2)	31,930	384,118
West Pharmaceutical Services Inc.	194,211	5,447,619
Wright Medical Group Inc. (1) (2)	180,839	4,828,401
Young Innovations Inc.	29,498	1,101,160
Zoll Medical Corp. (2)	59,305	1,509,312

		241,369,763

HEALTH CARE - SERVICES—1.74%
Alliance Imaging Inc. (2)	85,908	898,598
Allied Healthcare International Inc. (2)	188,684	1,335,883

Amedisys Inc. (1) (2)	96,878	3,563,173
American Healthways Inc. (1) (2)	206,278	8,719,371
American Retirement Corp. (2)	172,290	2,518,880
AmSurg Corp. (1) (2)	183,534	5,082,056
Apria Healthcare Group Inc. (1) (2)	305,811	10,593,293
Beverly Enterprises Inc. (1) (2)	683,080	8,702,439
Centene Corp. (1) (2)	260,351	8,742,587
Genesis HealthCare Corp. (2)	123,815	5,730,158
Gentiva Health Services Inc. (2)	145,134	2,592,093
Horizon Health Corp. (2)	65,581	1,533,940
Kindred Healthcare Inc. (1) (2)	176,983	7,010,297
LabOne Inc. (1) (2)	108,681	4,326,591
Matria Healthcare Inc. (2)	99,958	3,221,646
Molina Healthcare Inc. (1) (2)	69,330	3,068,546
National Healthcare Corp.	38,882	1,372,923
OCA Inc. (1) (2)	228,547	429,668
Odyssey Healthcare Inc. (1) (2)	214,878	3,098,541
Option Care Inc. (1)	134,306	1,893,715
PainCare Holdings Inc. (2)	268,289	1,161,691
Pediatrix Medical Group Inc. (2)	142,584	10,485,627
Radiation Therapy Services Inc. (2)	68,488	1,818,356
RehabCare Group Inc. (2)	104,203	2,785,346
Specialty Laboratories Inc. (2)	47,523	399,668
Sunrise Senior Living Inc. (1) (2)	103,404	5,581,748
Symbion Inc. (2)	108,610	2,590,348
U.S. Physical Therapy Inc. (2)	74,278	1,424,652
United Surgical Partners International Inc. (1) (2)	179,818	9,364,921
VistaCare Inc. Class A (1) (2)	68,362	1,262,646
Wellcare Health Plans Inc. (2)	115,699	4,108,471

		125,417,872

HOLDING COMPANIES - DIVERSIFIED—0.18%
Resource America Inc. Class A	99,250	3,824,102
Walter Industries Inc. (1)	226,115	9,089,823

		12,913,925

HOME BUILDERS—0.72%
Brookfield Homes Corp.	90,957	4,147,639
Champion Enterprises Inc. (1) (2)	470,133	4,673,122
Coachmen Industries Inc. (1)	88,336	1,106,850
Comstock Homebuilding Companies Inc. Class A (2)	31,793	770,026
Fleetwood Enterprises Inc. (1) (2)	345,184	3,503,618
Levitt Corp. Class A (1)	102,105	3,054,982
M/I Homes Inc.	77,170	4,174,897
Monaco Coach Corp. (1)	161,654	2,778,832
Orleans Homebuilders Inc. (1)	25,324	594,101
Palm Harbor Homes Inc. (1) (2)	59,186	1,114,472
Skyline Corp.	42,689	1,704,572
Technical Olympic USA Inc.	92,844	2,254,252
Thor Industries Inc. (1)	215,168	6,762,730
WCI Communities Inc. (1) (2)	216,700	6,940,901
William Lyon Homes Inc. (1) (2)	15,544	1,507,923
Winnebago Industries Inc. (1)	207,990	6,811,672

		51,900,589

HOME FURNISHINGS—0.56%
American Woodmark Corp.	70,360	2,111,504
Bassett Furniture Industries Inc.	64,028	1,207,568
DTS Inc. (2)	107,188	1,911,162
Ethan Allen Interiors Inc. (1)	217,318	7,282,326
Furniture Brands International Inc. (1)	306,083	6,614,454
Hooker Furniture Corp.	65,325	1,141,228

Kimball International Inc. Class B	138,458	1,827,646
La-Z-Boy Inc. (1)	324,338	4,725,605
Maytag Corp.	497,305	7,787,796
Stanley Furniture Co. Inc. (1)	81,196	1,994,174
TiVo Inc. (1) (2)	354,141	2,365,662
Universal Electronics Inc. (1) (2)	84,102	1,395,252

		40,364,377

HOUSEHOLD PRODUCTS & WARES—0.90%
Blyth Inc. (1)	165,305	4,636,805
Central Garden & Pet Co. (1) (2)	120,048	5,896,758
CSS Industries Inc.	36,557	1,237,089
Ennis Inc.	158,328	2,868,903
Fossil Inc. (2)	301,227	6,837,853
Harland (John H.) Co.	171,477	6,516,126
Jarden Corp. (1) (2)	182,225	9,825,572
Lifetime Hoan Corp. (1)	44,983	878,518
Playtex Products Inc. (1) (2)	251,558	2,706,764
Russ Berrie & Co. Inc. (1)	72,921	934,118
Standard Register Co. (The)	106,550	1,684,556
Tupperware Corp. (1)	330,492	7,723,598
Water Pik Technologies Inc. (2)	75,361	1,435,627
WD-40 Co. (1)	103,928	2,902,709
Yankee Candle Co. Inc. (The)	283,248	9,092,261

		65,177,257

HOUSEWARES—0.04%
Libbey Inc.	86,123	1,361,605
National Presto Industries Inc.	29,439	1,297,377

		2,658,982

INSURANCE—2.34%
Affirmative Insurance Holdings Inc.	59,546	943,804
Alfa Corp.	202,029	2,973,867
American Equity Investment Life Holding Co. (1)	204,191	2,425,789
American Physicians Capital Inc. (2)	45,621	1,694,820
Argonaut Group Inc. (1) (2)	174,399	4,026,873
Baldwin & Lyons Inc. Class B (1)	47,067	1,134,315
Bristol West Holdings Inc.	108,292	1,981,744
Ceres Group Inc. (2)	215,116	1,307,905
Citizens Inc. (1) (2)	195,605	1,193,190
CNA Surety Corp. (2)	97,274	1,444,519
Crawford & Co. Class B	145,045	1,076,234
Danielson Holding Corp. (1) (2)	669,159	8,143,665
Delphi Financial Group Inc. Class A	173,925	7,678,789
Direct General Corp. (1)	99,461	1,850,969
Donegal Group Inc. Class A (1)	58,852	1,174,686
EMC Insurance Group Inc.	38,908	703,457
Enstar Group Inc. (1) (2)	20,290	1,375,256
FBL Financial Group Inc. Class A (1)	81,077	2,238,536
First Acceptance Corp. (2)	106,004	1,002,798
FPIC Insurance Group Inc. (2)	63,312	1,856,941
Great American Financial Resources Inc.	52,435	1,038,737
Harleysville Group Inc.	82,086	1,714,777
Hilb, Rogal & Hobbs Co. (1)	199,431	6,860,426
Horace Mann Educators Corp. (1)	267,035	5,025,599
Independence Holding Co.	29,079	513,244
Infinity Property & Casualty Corp.	128,893	4,495,788
Kansas City Life Insurance Co.	22,766	1,093,906
KMG America Corp. (2)	131,499	1,307,100
LandAmerica Financial Group Inc. (1)	112,840	6,699,311
Midland Co. (The)	67,371	2,370,785
National Interstate Corp. (2)	27,723	556,401

National Western Life Insurance Co. Class A (2)	13,969	2,708,449
Navigators Group Inc. (The) (2)	55,888	1,932,048
Odyssey Re Holdings Corp. (1)	73,055	1,802,997
Ohio Casualty Corp.	389,689	9,422,680
Phoenix Companies Inc. (1)	593,037	7,057,140
PMA Capital Corp. Class A (1) (2)	197,685	1,745,559
Presidential Life Corp.	127,262	2,177,453
ProAssurance Corp. (1) (2)	163,203	6,815,357
RLI Corp.	140,300	6,257,380
Safety Insurance Group Inc.	72,447	2,445,811
SeaBright Insurance Holdings (2)	50,003	571,534
Selective Insurance Group Inc. (1)	176,564	8,748,746
State Auto Financial Corp.	87,762	2,724,132
Stewart Information Services Corp.	106,342	4,466,364
Tower Group Inc.	104,221	1,628,974
Triad Guaranty Inc. (2)	55,939	2,818,766
21st Century Insurance Group (1)	199,905	2,966,590
U.S.I. Holdings Corp. (1) (2)	281,620	3,627,266
UICI	219,509	6,534,783
United Fire & Casualty Co.	96,256	4,275,692
Universal American Financial Corp. (1) (2)	154,629	3,497,708
Zenith National Insurance Corp.	99,309	6,739,109

		168,868,769

INTERNET—3.27%
Agile Software Corp. (1) (2)	331,204	2,086,585
Alloy Inc. (2)	211,142	1,085,270
Applied Digital Solutions Inc. (2)	387,962	1,276,395
aQuantive Inc. (1) (2)	351,946	6,236,483
Arbinet-thexchange Inc. (1) (2)	41,032	274,914
Ariba Inc. (2)	410,836	2,382,849
AsiaInfo Holdings Inc. (2)	231,124	1,273,493
Audible Inc. (2)	149,765	2,601,418
autobytel.com Inc. (2)	259,225	1,252,057
Avocent Corp. (2)	309,886	8,100,420
Blue Nile Inc. (1) (2)	92,417	3,021,112
Click Commerce Inc. (2)	51,693	1,187,388
CMGI Inc. (2)	2,998,703	5,667,549
CNET Networks Inc. (1) (2)	804,859	9,449,045
Cogent Communications Group Inc. (2)	43,761	290,573
Digital Insight Corp. (1) (2)	217,177	5,194,874
Digital River Inc. (1) (2)	212,884	6,759,067
Digitas Inc. (2)	555,065	6,333,292
DoubleClick Inc. (1) (2)	784,428	6,581,351
Drugstore.com Inc. (1) (2)	424,363	1,769,594
E.piphany Inc. (2)	482,555	1,679,291
EarthLink Inc. (1) (2)	795,416	6,888,303
eCollege.com Inc. (1) (2)	109,493	1,302,967
E-LOAN Inc. (2)	340,754	1,138,118
Entrust Inc. (2)	385,400	1,846,066
eResearch Technology Inc. (1) (2)	313,528	4,198,140
GSI Commerce Inc. (1) (2)	192,483	3,224,090
Harris Interactive Inc. (1) (2)	317,929	1,548,314
HomeStore Inc. (2)	915,883	1,859,242
InfoSpace Inc. (1) (2)	206,404	6,796,884
Intermix Media Inc. (2)	167,222	1,399,648
Internet Capital Group Inc. (2)	238,509	1,748,271
Internet Security Systems Inc. (1) (2)	244,558	4,962,082
Interwoven Inc. (2)	256,633	1,932,447
Ipass Inc. (1) (2)	335,245	2,031,585
j2 Global Communications Inc. (1) (2)	147,440	5,077,834
Keynote Systems Inc. (2)	111,013	1,295,522
Lionbridge Technologies Inc. (1) (2)	265,067	1,797,154

MatrixOne Inc. (2)	320,276	1,601,380
Motive Inc. (2)	136,638	1,356,815
NetBank Inc. (1)	287,703	2,681,392
NetFlix Inc. (1) (2)	227,313	3,730,206
NetRatings Inc. (2)	88,410	1,202,376
NIC Inc. (1) (2)	208,454	963,057
Nutri/System Inc. (2)	138,005	2,036,954
1-800 CONTACTS INC. (2)	52,780	1,022,349
1-800-FLOWERS.COM Inc. (2)	158,147	1,113,355
Openwave Systems Inc. (1) (2)	428,293	7,024,005
Opsware Inc. (1) (2)	463,115	2,371,149
Overstock.com Inc. (1) (2)	70,545	2,511,402
Phase Forward Inc. (2)	137,786	936,945
Priceline.com Inc. (1) (2)	156,453	3,650,048
ProQuest Co. (1) (2)	158,161	5,186,099
RealNetworks Inc. (1) (2)	716,337	3,560,195
Redback Networks Inc. (2)	260,611	1,662,698
RightNow Technologies Inc. (2)	67,779	814,704
RSA Security Inc. (1) (2)	442,562	5,080,612
S1 Corp. (1) (2)	435,926	2,053,211
Sapient Corp. (2)	501,248	3,974,897
Secure Computing Corp. (2)	223,861	2,435,608
SeeBeyond Technology Corp. (1) (2)	341,818	1,428,799
Sohu.com Inc. (1) (2)	154,351	3,383,374
SonicWALL Inc. (2)	332,817	1,793,884
Stamps.com Inc. (1) (2)	100,355	1,881,656
Stellent Inc. (2)	149,101	1,118,258
SupportSoft Inc. (2)	267,417	1,387,894
Terremark Worldwide Inc. (1) (2)	186,140	1,302,980
TIBCO Software Inc. (2)	1,342,062	8,777,085
Travelzoo Inc. (1) (2)	22,110	725,871
TriZetto Group Inc. (The) (1) (2)	263,288	3,688,665
United Online Inc.	380,974	4,137,378
ValueClick Inc. (1) (2)	514,924	6,349,013
Verity Inc. (2)	233,678	2,049,356
Vignette Corp. (2)	181,128	2,037,690
WebEx Communications Inc. (1) (2)	205,911	5,438,110
webMethods Inc. (2)	331,353	1,855,577
Websense Inc. (1) (2)	149,038	7,161,276
WebSideStory Inc. (2)	56,209	824,024

		235,860,034

INVESTMENT COMPANIES—0.27%
Apollo Investment Corp. (1)	387,506	7,141,736
Ares Capital Corp.	144,496	2,576,364
Gladstone Capital Corp. (1)	70,274	1,644,412
MCG Capital Corp. (1)	294,558	5,031,051
NGP Capital Resources Co.	108,459	1,619,293
Technology Investment Capital Corp.	83,272	1,232,426

		19,245,282

IRON & STEEL—0.67%
AK Steel Holding Corp. (1) (2)	682,576	4,375,312
Carpenter Technology Corp.	153,488	7,950,678
Cleveland-Cliffs Inc. (1)	136,033	7,857,266
Gibraltar Industries Inc. (1)	149,735	2,776,087
Oregon Steel Mills Inc. (1) (2)	220,165	3,789,040
Reliance Steel & Aluminum Co. (1)	178,718	6,625,076
Roanoke Electric Steel Corp.	68,658	1,134,230
Ryerson Tull Inc. (1)	156,234	2,229,459
Schnitzer Steel Industries Inc. Class A (1)	136,037	3,224,077
Steel Dynamics Inc.	251,395	6,599,119
Steel Technologies Inc. (1)	69,777	1,179,231

Wheeling-Pittsburgh Corp. (2)	54,426	837,072

		48,576,647

LEISURE TIME—0.51%
Ambassadors Group Inc.	52,294	1,944,814
Arctic Cat Inc.	84,240	1,729,447
Callaway Golf Co. (1)	474,207	7,317,014
Escalade Inc.	49,321	682,109
K2 Inc. (1) (2)	295,352	3,745,063
Life Time Fitness Inc. (2)	145,346	4,768,802
Marine Products Corp.	81,214	1,181,664
Multimedia Games Inc. (1) (2)	170,336	1,875,399
Nautilus Inc. (1)	207,914	5,925,549
Navigant International Inc. (1) (2)	95,884	1,408,536
Pegasus Solutions Inc. (1) (2)	128,956	1,437,859
WMS Industries Inc. (1) (2)	133,150	4,493,813

		36,510,069

LODGING—0.44%
Ameristar Casinos Inc. (1)	152,011	3,965,967
Aztar Corp. (1) (2)	217,337	7,443,792
La Quinta Corp. (2)	1,128,919	10,532,814
Lakes Gaming Inc. (1) (2)	95,376	1,468,790
Lodgian Inc. (2)	152,349	1,564,624
Marcus Corp. (1)	126,472	2,683,736
Monarch Casino & Resort Inc. (2)	57,169	1,260,005
MTR Gaming Group Inc. (2)	145,591	1,694,679
Riviera Holdings Corp. (2)	52,539	1,190,008

		31,804,415

MACHINERY—1.89%
AGCO Corp. (2)	562,309	10,751,348
Alamo Group Inc.	38,396	716,853
Albany International Corp. Class A	176,991	5,683,181
Applied Industrial Technologies Inc.	187,666	6,059,735
Astec Industries Inc. (2)	97,649	2,264,480
Briggs & Stratton Corp.	321,739	11,138,604
Bucyrus International Inc. Class A (1)	126,628	4,809,331
Cascade Corp.	76,465	3,307,111
Cognex Corp. (1)	257,967	6,756,156
Flowserve Corp. (2)	344,098	10,412,405
Gardner Denver Inc. (2)	156,256	5,481,460
Gehl Corp. (2)	42,466	1,653,626
Global Power Equipment Group Inc. (2)	222,278	1,767,110
Gorman-Rupp Co. (The) (1)	56,832	1,216,773
JLG Industries Inc. (1)	317,172	8,715,887
Kadant Inc. (2)	86,327	1,893,151
Lindsay Manufacturing Co. (1)	72,302	1,704,881
Manitowoc Co. Inc. (The)	187,752	7,701,587
Middleby Corp. (The) (1) (2)	31,656	1,673,336
NACCO Industries Inc.	32,461	3,480,468
Nordson Corp.	173,688	5,954,025
Presstek Inc. (1) (2)	181,643	2,056,199
Robbins & Myers Inc. (1)	72,406	1,557,453
Sauer-Danfoss Inc.	62,971	1,118,995
Stewart & Stevenson Services Inc.	179,601	4,069,759
Tecumseh Products Co. Class A	102,524	2,813,259
Tennant Co.	49,358	1,747,767
Thomas Industries Inc.	93,207	3,724,552
TurboChef Technologies Inc. (2)	79,476	1,424,210
Unova Inc. (1) (2)	305,722	8,141,377
Wabtec Corp.	292,504	6,282,986

		136,078,065

MANUFACTURING—1.70%
Actuant Corp. Class A (1) (2)	166,964	8,004,254
Acuity Brands Inc. (1)	274,395	7,049,208
Ameron International Corp.	52,461	1,962,041
Applied Films Corp. (1) (2)	92,814	2,376,038
Barnes Group Inc. (1)	108,577	3,593,899
Blount International Inc. (2)	185,610	3,097,831
Ceradyne Inc. (1) (2)	152,178	3,662,924
CLARCOR Inc.	321,385	9,400,511
Crane Co.	321,947	8,467,206
CUNO Inc. (2)	107,323	7,667,155
EnPro Industries Inc. (2)	130,961	3,780,844
ESCO Technologies Inc. (1) (2)	79,160	7,979,328
Federal Signal Corp. (1)	301,175	4,698,330
FreightCar America Inc. (2)	52,098	1,033,103
Griffon Corp. (1) (2)	181,302	4,024,904
Hexcel Corp. (1) (2)	290,892	4,921,893
Jacuzzi Brands Inc. (1) (2)	476,624	5,114,176
Lancaster Colony Corp.	160,816	6,902,223
Matthews International Corp. Class A	199,030	7,754,209
Myers Industries Inc.	163,389	2,042,363
Raven Industries Inc. (1)	97,318	2,279,188
Smith (A.O.) Corp.	104,403	2,788,604
Standex International Corp.	76,932	2,185,638
Sturm Ruger & Co. Inc. (1)	131,725	1,102,538
Tredegar Corp.	178,588	2,785,973
Trinity Industries Inc. (1)	255,795	8,193,114

		122,867,495

MEDIA—1.74%
Beasley Broadcast Group Inc. Class A (2)	45,900	665,091
Charter Communications Inc. Class A (1) (2)	1,709,698	2,017,444
Citadel Broadcasting Corp. (2)	272,422	3,119,232
Courier Corp.	61,269	2,353,342
Cox Radio Inc. Class A (2)	238,509	3,756,517
Crown Media Holdings Inc. (1) (2)	90,883	857,027
Cumulus Media Inc. Class A (2)	354,260	4,173,183
Emmis Communications Corp. (1) (2)	199,123	3,518,503
Entercom Communications Corp. (2)	224,291	7,466,647
Entravision Communications Corp. (2)	476,083	3,708,687
Fisher Communications Inc. (2)	40,998	1,938,795
4Kids Entertainment Inc. (1) (2)	83,294	1,655,885
Gemstar-TV Guide International Inc. (2)	1,530,965	5,496,164
Gray Television Inc.	269,267	3,247,360
Hollinger International Inc. (1)	367,183	3,675,502
Insight Communications Co. Inc. (1) (2)	312,408	3,452,108
Journal Communications Inc. Class A	174,051	2,924,057
Journal Register Co. (1) (2)	259,073	4,536,368
Liberty Corp.	96,538	3,553,564
Lin TV Corp. Class A (1) (2)	168,331	2,338,118
LodgeNet Entertainment Corp. (2)	100,299	1,663,960
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	139,981	4,084,646
Media General Inc. Class A	133,735	8,660,679
Mediacom Communications Corp. (1) (2)	383,435	2,634,198
Nelson (Thomas) Inc.	70,920	1,543,219
Outdoor Channel Holdings Inc. (2)	36,001	495,374
Playboy Enterprises Inc. Class B (1) (2)	127,154	1,645,373
Primedia Inc. (1) (2)	916,358	3,711,250
Radio One Inc. Class D (2)	519,788	6,637,693
Readers Digest Association Inc. (The) (1)	621,075	10,247,738
Regent Communications Inc. (2)	237,815	1,395,974
Saga Communications Inc. (2)	106,535	1,491,490

Salem Communications Corp. Class A (1) (2)	74,304	1,474,191
Scholastic Corp. (1) (2)	205,409	7,918,517
Sinclair Broadcast Group Inc. Class A (1)	273,853	2,486,585
Spanish Broadcasting System Inc. Class A (1) (2)	239,958	2,397,180
Value Line Inc. (1)	8,660	339,905
World Wrestling Entertainment Inc.	126,821	1,448,296
WPT Enterprises Inc. (1) (2)	35,982	701,289

		125,431,151

METAL FABRICATE & HARDWARE—0.71%
Castle (A.M.) & Co. (2)	65,447	1,011,811
CIRCOR International Inc.	97,341	2,401,402
Commercial Metals Co. (1)	376,150	8,959,893
Earle M Jorgensen Co. (2)	113,052	910,069
Kaydon Corp. (1)	174,922	4,871,578
Lawson Products Inc.	28,875	1,120,928
Metals USA Inc. (2)	126,472	2,405,497
Mueller Industries Inc.	228,515	6,192,757
NN Inc.	104,815	1,329,054
NS Group Inc. (1) (2)	138,250	4,494,508
Quanex Corp. (1)	156,167	8,278,413
Valmont Industries Inc.	106,828	2,756,162
Worthington Industries Inc.	430,714	6,805,281

		51,537,353

METALS - DIVERSIFIED—0.02%
Dynamic Materials Corp.	17,273	668,292
Sun Hydraulics Corp.	27,593	1,004,109

		1,672,401

MINING—0.54%
AMCOL International Corp. (1)	134,098	2,519,701
Brush Engineered Materials Inc. (2)	119,810	1,708,491
Century Aluminum Co. (1) (2)	140,912	2,874,605
Charles & Colvard Ltd. (1)	76,068	1,867,460
Coeur d’Alene Mines Corp. (1) (2)	1,492,354	5,417,245
Compass Minerals International Inc.	124,971	2,924,321
Hecla Mining Co. (1) (2)	736,527	3,358,563
Royal Gold Inc. (1)	106,984	2,152,518
RTI International Metals Inc. (1) (2)	138,035	4,335,679
Stillwater Mining Co. (1) (2)	253,675	1,882,269
Titanium Metals Corp. (1) (2)	35,489	2,015,420
USEC Inc. (1)	535,324	7,837,143

		38,893,415

OFFICE & BUSINESS EQUIPMENT—0.25%
CompX International Inc. (1)	11,901	199,342
General Binding Corp. (2)	38,644	847,076
Global Imaging Systems Inc. (1) (2)	146,689	4,673,512
IKON Office Solutions Inc.	718,309	6,831,119
Imagistics International Inc. (2)	101,763	2,849,364
Navarre Corp. (1) (2)	159,063	1,271,709
TRM Corp. (2)	67,568	1,136,494

		17,808,616

OFFICE FURNISHINGS—0.05%
Interface Inc. Class A (1) (2)	283,741	2,284,115
Knoll Inc.	68,273	1,168,151

		3,452,266

OIL & GAS—3.10%
Atlas America Inc. (1) (2)	15,800	587,602
ATP Oil & Gas Corp. (2)	113,137	2,647,406

Atwood Oceanics Inc. (2)	82,641	5,087,380
Berry Petroleum Co. Class A (1)	106,594	5,636,691
Bill Barrett Corp. (2)	81,218	2,402,428
Bois d’Arc Energy LLC (2)	83,817	1,236,301
Brigham Exploration Co. (2)	158,291	1,445,197
Cabot Oil & Gas Corp. (1)	305,116	10,587,525
Callon Petroleum Co. (1) (2)	77,593	1,146,825
Carrizo Oil & Gas Inc. (2)	116,326	1,984,522
Cheniere Energy Inc. (2)	298,783	9,292,151
Cimarex Energy Co. (2)	506,515	19,708,499
Clayton Williams Energy Inc. (1) (2)	35,594	1,067,464
Comstock Resources Inc. (1) (2)	253,508	6,411,217
Crosstex Energy Inc.	38,366	1,853,078
Delta Petroleum Corp. (1) (2)	190,389	2,688,293
Encore Acquisition Co. (1) (2)	205,050	8,407,050
Endeavour International Corp. (2)	349,184	1,267,538
Energy Partners Ltd. (1) (2)	208,079	5,453,751
Frontier Oil Corp.	341,799	10,031,801
FX Energy Inc. (1) (2)	215,438	2,376,281
Gasco Energy Inc. (2)	399,195	1,477,022
Giant Industries Inc. (2)	83,520	3,006,720
Goodrich Petroleum Corp. (2)	63,579	1,308,456
Grey Wolf Inc. (1) (2)	1,190,637	8,822,620
Harvest Natural Resources Inc. (1) (2)	233,852	2,556,002
Holly Corp.	136,100	6,351,787
Houston Exploration Co. (2)	178,610	9,475,261
KCS Energy Inc. (1) (2)	310,128	5,386,923
MarkWest Hydrocarbon Inc.	34,630	803,416
McMoRan Exploration Co. (1) (2)	128,704	2,511,015
Meridian Resource Corp. (The) (2)	538,038	2,571,822
Mission Resources Corp. (2)	258,798	2,088,500
Parallel Petroleum Corp. (2)	194,374	1,720,210
Parker Drilling Co. (1) (2)	594,826	4,169,730
Penn Virginia Corp. (1)	115,321	5,151,389
PetroCorp Inc. Escrow (3)	26,106	—
Petrohawk Energy Corp. (2)	147,318	1,591,034
Petroleum Development Corp. (2)	103,855	3,307,782
PetroQuest Energy Inc. (2)	253,563	1,665,909
Pioneer Drilling Co. (2)	122,583	1,870,617
Remington Oil & Gas Corp. (1) (2)	145,120	5,180,784
Spinnaker Exploration Co. (1) (2)	156,319	5,547,761
St. Mary Land & Exploration Co. (1)	355,961	10,315,750
Stone Energy Corp. (1) (2)	149,182	7,295,000
Swift Energy Co. (1) (2)	176,460	6,320,797
Tipperary Corp. (2)	112,800	705,000
TODCO Class A (2)	294,636	7,563,306
Toreador Resources Corp. (2)	88,455	2,148,572
Tri-Valley Corp. (2)	138,332	1,926,965
W&T Offshore Inc.	79,005	1,901,650
Warren Resources Inc. (2)	117,382	1,226,642
Whiting Petroleum Corp. (1) (2)	185,532	6,736,667

		224,024,109

OIL & GAS SERVICES—1.59%
Cal Dive International Inc. (1) (2)	241,374	12,640,756
CARBO Ceramics Inc. (1)	81,166	6,408,867
Dril-Quip Inc. (2)	43,534	1,262,921
Global Industries Ltd. (2)	514,820	4,375,970
Gulf Island Fabrication Inc.	58,389	1,160,773
Hanover Compressor Co. (1) (2)	487,267	5,608,443
Hornbeck Offshore Services Inc. (2)	88,792	2,405,375
Hydril Co. LP (2)	117,998	6,413,191
Input/Output Inc. (1) (2)	434,791	2,730,487

Lone Star Technologies Inc. (2)	185,736	8,450,988
Lufkin Industries Inc.	88,028	3,167,247
Maverick Tube Corp. (1) (2)	267,043	7,957,881
Newpark Resources Inc. (1) (2)	523,654	3,927,405
Oceaneering International Inc. (2)	162,065	6,263,812
Oil States International Inc. (2)	253,363	6,377,147
RPC Inc.	91,083	1,541,124
Seacor Holdings Inc. (1) (2)	101,915	6,553,135
Superior Energy Services Inc. (1) (2)	483,026	8,597,863
Tetra Technologies Inc. (2)	140,586	4,477,664
Universal Compression Holdings Inc. (1) (2)	110,779	4,014,631
Veritas DGC Inc. (1) (2)	210,649	5,843,403
W-H Energy Services Inc. (1) (2)	174,136	4,341,210

		114,520,293

PACKAGING & CONTAINERS—0.19%
Chesapeake Corp.	122,498	2,565,108
Graphic Packaging Corp. (2)	405,400	1,479,710
Greif Inc. Class A	96,270	5,882,097
Silgan Holdings Inc.	69,670	3,918,241

		13,845,156

PHARMACEUTICALS—3.85%
Abgenix Inc. (1) (2)	557,831	4,786,190
ACADIA Pharmaceuticals Inc. (2)	101,715	854,406
Adolor Corp. (1) (2)	242,883	2,246,668
Alkermes Inc. (1) (2)	561,968	7,429,217
Alpharma Inc. Class A	246,716	3,569,981
Amylin Pharmaceuticals Inc. (1) (2)	649,930	13,603,035
Andrx Corp. (2)	455,367	9,248,504
Antigenics Inc. (1) (2)	179,267	969,834
Array BioPharma Inc. (2)	195,397	1,231,001
AtheroGenics Inc. (1) (2)	234,086	3,740,694
AVANIR Pharmaceuticals Class A (2)	668,863	1,872,816
Bentley Pharmaceuticals Inc. (1) (2)	113,449	1,242,267
Bioenvision Inc. (1) (2)	251,532	1,831,153
BioMarin Pharmaceutical Inc. (2)	401,697	3,008,711
Bio-Reference Laboratories Inc. (1) (2)	63,208	877,327
BioScrip Inc. (2)	229,422	1,376,532
Bone Care International Inc. (2)	126,037	4,155,440
Caraco Pharmaceutical Laboratories Ltd. (2)	59,475	510,296
Cell Therapeutics Inc. (1) (2)	401,441	1,087,905
Connetics Corp. (1) (2)	215,969	3,809,693
Conor Medsystems Inc. (2)	51,964	797,647
Corixa Corp. (2)	371,312	1,626,347
Cubist Pharmaceuticals Inc. (1) (2)	331,034	4,359,718
CV Therapeutics Inc. (1) (2)	224,221	5,027,035
Cypress Bioscience Inc. (2)	188,724	2,491,157
Dendreon Corp. (1) (2)	367,928	1,924,263
Discovery Laboratories Inc. (1) (2)	333,028	2,427,774
DOV Pharmaceutical Inc. (2)	141,149	2,633,840
Durect Corp. (1) (2)	224,269	1,141,529
DUSA Pharmaceuticals Inc. (2)	104,852	975,124
Eyetech Pharmaceuticals Inc. (1) (2)	210,723	2,663,539
First Horizon Pharmaceutical Corp. (1) (2)	171,982	3,274,537
HealthExtras Inc. (1) (2)	133,197	2,673,264
Hi-Tech Pharmacal Co. (2)	31,860	1,015,060
Idenix Pharmaceuticals Inc. (1) (2)	77,374	1,677,468
Impax Laboratories Inc. (1) (2)	304,394	4,778,986
Inspire Pharmaceuticals Inc. (1) (2)	261,256	2,199,776
Introgen Therapeutics Inc. (1) (2)	113,987	734,076
Isis Pharmaceuticals Inc. (1) (2)	357,948	1,399,577
ISTA Pharmaceuticals Inc. (1) (2)	84,470	702,790

K-V Pharmaceutical Co. Class A (1) (2)	222,838	3,732,537
Ligand Pharmaceuticals Inc. Class B (1) (2)	459,967	3,196,771
Mannatech Inc. (1)	97,812	1,860,384
MannKind Corp. (1) (2)	102,572	1,030,849
Marshall Edwards Inc. (1) (2)	45,966	328,197
Medarex Inc. (2)	687,755	5,728,999
Medicines Co. (The) (1) (2)	308,367	7,212,704
Medicis Pharmaceutical Corp. Class A	337,606	10,712,238
MGI Pharma Inc. (2)	446,406	9,713,795
Nabi Biopharmaceuticals (1) (2)	365,570	5,567,631
Nastech Pharmaceutical Co. Inc. (1) (2)	111,492	1,586,531
Nature’s Sunshine Products Inc.	69,926	1,219,509
NBTY Inc. (2)	346,329	8,983,774
NeighborCare Inc. (2)	235,936	7,825,997
NeoPharm Inc. (1) (2)	106,768	1,066,612
Neurocrine Biosciences Inc. (1) (2)	228,559	9,613,192
New River Pharmaceuticals Inc. (2)	38,051	1,142,291
NitroMed Inc. (1) (2)	102,066	1,985,184
Northfield Laboratories Inc. (1) (2)	145,657	2,084,352
Noven Pharmaceuticals Inc. (1) (2)	146,858	2,567,078
NPS Pharmaceuticals Inc. (1) (2)	240,941	2,734,680
Nuvelo Inc. (2)	261,075	2,018,110
Onyx Pharmaceuticals Inc. (1) (2)	219,653	5,245,314
Pain Therapeutics Inc. (1) (2)	174,047	1,174,817
Par Pharmaceutical Companies Inc. (1) (2)	212,832	6,770,186
Penwest Pharmaceuticals Co. (1) (2)	135,488	1,601,468
Perrigo Co. (1)	521,956	7,276,067
Pharmion Corp. (2)	152,319	3,535,324
POZEN Inc. (1) (2)	148,067	1,214,149
Prestige Brands Holdings Inc. (2)	174,310	3,399,045
Priority Healthcare Corp. Class B (1) (2)	217,963	5,527,542
Progenics Pharmaceuticals Inc. (1) (2)	108,841	2,270,423
Renovis Inc. (1) (2)	119,925	1,831,255
Rigel Pharmaceuticals Inc. (1) (2)	123,118	2,452,511
Salix Pharmaceuticals Ltd. (1) (2)	227,469	4,017,103
Star Scientific Inc. (1) (2)	224,655	1,004,208
Tanox Inc. (2)	152,071	1,782,272
Threshold Pharmaceuticals Inc. (2)	34,481	284,468
Tiens Biotech Group (USA) Inc. (2)	25,410	162,878
Trimeris Inc. (1) (2)	110,620	1,103,988
United Therapeutics Inc. (1) (2)	140,652	6,779,426
USANA Health Sciences Inc. (1) (2)	63,809	2,699,121
ViaCell Inc. (2)	49,410	526,217
Vicuron Pharmaceuticals Inc. (2)	378,553	10,561,629
Zymogenetics Inc. (1) (2)	167,415	2,946,504

		278,052,507

PIPELINES—0.03%
TransMontaigne Inc. (2)	227,387	2,387,564

		2,387,564

REAL ESTATE—0.42%
Agree Realty Corp.	47,679	1,442,290
Avatar Holdings Inc. (1) (2)	36,131	1,816,305
Bluegreen Corp. (2)	129,023	2,246,290
California Coastal Communities Inc. (2)	49,224	1,691,829
Consolidated-Tomoka Land Co.	35,645	3,065,470
Hersha Hospitality Trust	126,509	1,206,896
HouseValues Inc. (1) (2)	40,275	728,172
Jones Lang LaSalle Inc. (1) (2)	212,395	9,394,231
One Liberty Properties Inc.	47,742	988,737
Tarragon Corp. (1) (2)	65,781	1,660,970
Trammell Crow Co. (1) (2)	217,273	5,266,698

United Capital Corp. (2)	18,091	469,461
ZipRealty Inc. (2)	43,160	554,174

		30,531,523

REAL ESTATE INVESTMENT TRUSTS—6.61%
Aames Investment Corp.	256,262	2,490,867
Acadia Realty Trust (1)	172,475	3,216,659
Affordable Residential Communities Inc. (1)	161,391	2,154,570
Alexander’s Inc. (1) (2)	12,032	2,992,960
Alexandria Real Estate Equities Inc. (1)	132,042	9,698,485
American Campus Communities Inc.	78,815	1,787,524
American Home Mortgage Investment Corp. (1)	219,872	7,686,725
AMLI Residential Properties Trust (1)	160,261	5,009,759
Anthracite Capital Inc. (1)	331,304	3,925,952
Anworth Mortgage Asset Corp.	294,677	2,899,622
Arbor Realty Trust Inc.	79,591	2,284,262
Ashford Hospitality Trust Inc.	215,501	2,327,411
Bedford Property Investors Inc.	91,046	2,095,879
Bimini Mortgage Management Inc. Class A	131,010	1,847,241
BioMed Realty Trust Inc. (1)	195,279	4,657,404
Boykin Lodging Co. (2)	108,956	1,460,010
Brandywine Realty Trust (1)	348,950	10,695,318
Capital Automotive REIT (1)	243,599	9,298,174
Capital Lease Funding Inc.	150,136	1,628,976
Cedar Shopping Centers Inc.	125,071	1,844,797
Colonial Properties Trust	246,442	10,843,448
Commercial Net Lease Realty Inc. (1)	324,450	6,641,492
Corporate Office Properties Trust (1)	181,080	5,332,806
Correctional Properties Trust	68,239	1,931,164
Cousins Properties Inc. (1)	244,603	7,235,357
CRIIMI MAE Inc. (2)	97,163	2,123,012
CRT Properties Inc. (1)	198,741	5,425,629
DiamondRock Hospitality Co.	153,650	1,736,245
Digital Realty Trust Inc.	54,852	953,328
EastGroup Properties Inc. (1)	137,286	5,781,113
ECC Capital Corp.	354,193	2,358,925
Education Realty Trust Inc.	135,892	2,486,824
Entertainment Properties Trust	159,709	7,346,614
Equity Inns Inc.	335,601	4,463,493
Equity Lifestyle Properties Inc. (1)	117,638	4,677,287
Equity One Inc.	230,945	5,242,452
Extra Space Storage Inc.	193,388	2,771,250
FelCor Lodging Trust Inc. (1) (2)	310,933	4,502,310
Fieldstone Investment Corp.	303,748	4,373,971
First Industrial Realty Trust Inc.	267,317	10,665,948
First Potomac Realty Trust	102,205	2,534,684
Gables Residential Trust	182,550	7,891,637
Getty Realty Corp.	108,911	3,016,835
Glenborough Realty Trust Inc.	199,942	4,116,806
Glimcher Realty Trust (1)	222,441	6,172,738
GMH Communities Trust	188,609	2,612,235
Government Properties Trust Inc.	128,934	1,253,238
Gramercy Capital Corp.	85,555	2,092,675
Heritage Property Investment Trust Inc. (1)	171,940	6,021,339
Highland Hospitality Corp.	249,248	2,604,642
Highwoods Properties Inc. (1)	335,019	9,970,165
Home Properties Inc.	196,568	8,456,355
HomeBanc Corp.	351,116	3,191,644
Impac Mortgage Holdings Inc. (1)	469,353	8,753,433
Inland Real Estate Corp.	419,666	6,748,229
Innkeepers USA Trust	265,709	3,969,692
Investors Real Estate Trust	276,767	2,673,569
Kilroy Realty Corp.	180,251	8,560,120

Kite Realty Group Trust	118,602	1,779,030
LaSalle Hotel Properties (1)	186,166	6,108,106
Lexington Corporate Properties Trust	305,824	7,434,581
LTC Properties Inc.	134,035	2,774,525
Luminent Mortgage Capital Inc.	237,945	2,567,427
Maguire Properties Inc. (1)	215,338	6,102,679
Meristar Hospitality Corp. (1) (2)	543,973	4,678,168
MFA Mortgage Investments Inc.	512,365	3,817,119
Mid-America Apartment Communities Inc. (1)	117,716	5,346,661
MortgageIT Holdings Inc. (1)	104,711	1,910,976
National Health Investors Inc.	145,465	4,083,203
National Health Realty Inc.	45,058	838,529
Nationwide Health Properties Inc.	417,234	9,850,895
Newcastle Investment Corp. (1)	272,129	8,204,689
NorthStar Realty Finance Corp.	118,517	1,243,243
Novastar Financial Inc. (1)	164,647	6,445,930
Omega Healthcare Investors Inc.	317,380	4,081,507
Parkway Properties Inc.	87,883	4,395,029
Pennsylvania Real Estate Investment Trust (1)	227,502	10,806,345
Post Properties Inc. (1)	248,710	8,980,918
Prentiss Properties Trust (1)	281,075	10,242,373
PS Business Parks Inc.	102,234	4,544,301
RAIT Investment Trust (1)	158,974	4,761,271
Ramco-Gershenson Properties Trust	90,419	2,647,468
Redwood Trust Inc. (1)	122,313	6,311,351
Saul Centers Inc.	68,005	2,471,982
Saxon Capital Inc. (1)	310,380	5,298,187
Senior Housing Properties Trust (1)	371,472	7,024,536
Sizeler Property Investors Inc.	115,169	1,520,231
Sovran Self Storage Inc.	100,981	4,590,596
Spirit Finance Corp.	420,111	4,936,304
Strategic Hotel Capital Inc.	186,574	3,358,332
Sun Communities Inc.	101,405	3,771,252
Sunstone Hotel Investors Inc.	147,737	3,584,100
Tanger Factory Outlet Centers Inc. (1)	171,952	4,630,667
Taubman Centers Inc.	316,121	10,776,565
Town & Country Trust (The) (1)	109,067	3,109,500
Trustreet Properties Inc. (1)	360,246	5,983,686
Universal Health Realty Income Trust	72,903	2,778,333
Urstadt Biddle Properties Inc. Class A	131,147	2,271,466
U-Store-It Trust	177,473	3,380,861
Washington Real Estate Investment Trust (1)	262,222	8,181,326
Winston Hotels Inc.	165,135	1,859,420

		477,018,967

RETAIL—6.85%
AC Moore Arts & Crafts Inc. (1) (2)	90,390	2,857,228
Aeropostale Inc. (2)	346,009	11,625,902
AFC Enterprises Inc.	123,114	1,622,643
America’s Car-Mart Inc. (1) (2)	56,068	1,262,091
Asbury Automotive Group Inc. (1) (2)	80,032	1,233,293
Big 5 Sporting Goods Corp. (1)	126,591	3,592,653
Big Lots Inc. (2)	708,384	9,379,004
BJ’s Restaurants Inc. (2)	88,881	1,807,840
Blair Corp.	51,634	2,039,543
Blockbuster Inc.	1,187,338	10,828,523
Bob Evans Farms Inc. (1)	219,917	5,128,464
Bombay Co. Inc. (The) (1) (2)	223,857	1,275,985
Bon-Ton Stores Inc. (The)	40,290	779,612
Brookstone Inc. (2)	126,776	2,393,531
Brown Shoe Co. Inc.	113,490	4,443,134
Buckle Inc. (The)	47,812	2,119,984
Buffalo Wild Wings Inc. (2)	43,041	1,342,879

Build-A-Bear Workshop Inc. (1) (2)	59,249	1,389,389
Burlington Coat Factory Warehouse Corp. (1)	103,665	4,420,276
Cabela’s Inc. Class A (1) (2)	192,687	4,115,794
Cache Inc. (2)	76,840	1,277,081
California Pizza Kitchen Inc. (1) (2)	120,096	3,275,018
Casey’s General Store Inc. (1)	312,367	6,191,114
Cash America International Inc. (1)	181,862	3,659,063
Casual Male Retail Group Inc. (1) (2)	161,328	1,179,308
Cato Corp. Class A	190,193	3,927,475
CEC Entertainment Inc. (2)	219,189	9,225,665
Charlotte Russe Holding Inc. (1) (2)	92,925	1,157,846
Charming Shoppes Inc. (2)	747,919	6,978,084
Children’s Place Retail Stores Inc. (The) (1) (2)	131,050	6,116,104
Christopher & Banks Corp. (1)	222,397	4,060,969
Citi Trends Inc. (2)	25,068	453,229
CKE Restaurants Inc. (1)	367,097	5,109,990
Coldwater Creek Inc. (1) (2)	222,180	5,534,504
Conn’s Inc. (2)	29,532	722,648
Cost Plus Inc. (1) (2)	136,545	3,405,432
CSK Auto Corp. (1) (2)	280,919	4,685,729
Dave & Buster’s Inc. (1) (2)	86,779	1,600,205
Deb Shops Inc.	26,959	781,002
Denny’s Corp. (2)	564,207	2,821,035
Design Within Reach Inc. (2)	74,467	1,347,853
Domino’s Pizza Inc. (1)	197,551	4,397,485
Dress Barn Inc. (1) (2)	133,293	3,016,421
Electronics Boutique Holdings Corp. (2)	72,717	4,616,802
Finish Line Inc. (The)	262,984	4,975,657
Fred’s Inc. (1)	247,406	4,101,991
GameStop Corp. Class B (2)	282,929	8,459,577
Genesco Inc. (1) (2)	140,456	5,209,513
Goody’s Family Clothing Inc. (1)	116,300	857,713
Group 1 Automotive Inc. (2)	131,209	3,154,264
Guitar Center Inc. (1) (2)	160,905	9,392,025
Haverty Furniture Companies Inc.	120,689	1,783,783
Hibbet Sporting Goods Inc. (2)	140,730	5,325,223
Hot Topic Inc. (1) (2)	278,769	5,330,063
IHOP Corp. (1)	124,652	5,408,650
Insight Enterprises Inc. (1) (2)	301,175	6,077,712
Jack in the Box Inc. (2)	227,754	8,636,432
Jill (J.) Group Inc. (The) (1) (2)	125,053	1,719,479
Jo-Ann Stores Inc. (1) (2)	142,995	3,773,638
Joseph A. Bank Clothiers Inc. (1) (2)	83,806	3,628,800
Kenneth Cole Productions Inc. Class A (1)	56,476	1,757,533
Krispy Kreme Doughnuts Inc. (1) (2)	344,083	2,394,818
Landry’s Restaurants Inc. (1)	102,030	3,070,083
Linens ’n Things Inc. (1) (2)	281,316	6,655,937
Lithia Motors Inc. Class A (1)	95,617	2,758,550
Lone Star Steakhouse & Saloon Inc.	111,050	3,377,031
Longs Drug Stores Corp. (1)	191,813	8,257,550
Luby’s Inc. (2)	140,675	1,681,066
MarineMax Inc. (1) (2)	83,691	2,615,344
McCormick & Schmick’s Seafood Restaurants Inc. (2)	47,330	747,341
Movado Group Inc.	113,712	2,146,883
Movie Gallery Inc. (1)	156,026	4,123,767
New York & Co. Inc. (2)	81,303	1,712,241
99 Cents Only Stores (2)	264,833	3,366,027
Nu Skin Enterprises Inc. Class A (1)	351,180	8,182,494
O'Charley’s Inc. (2)	137,957	2,436,321
P.F. Chang’s China Bistro Inc. (1) (2)	162,847	9,604,716
Pacific Sunwear of California Inc. (2)	470,842	10,824,658
Pantry Inc. (The) (2)	106,078	4,108,401

Papa John’s International Inc. (1) (2)	67,701	2,706,009
Party City Corp. (2)	72,647	871,764
Payless ShoeSource Inc. (2)	417,438	8,014,810
Pep Boys-Manny, Moe & Jack Inc. (1)	344,124	4,659,439
PETCO Animal Supplies Inc. (2)	359,293	10,534,471
Pier 1 Imports Inc.	535,232	7,594,942
Rare Hospitality International Inc. (1) (2)	213,233	6,497,210
Red Robin Gourmet Burgers Inc. (1) (2)	88,265	5,470,665
Regis Corp.	280,580	10,965,066
Restoration Hardware Inc. (2)	165,268	1,351,892
Retail Ventures Inc. (2)	103,891	1,417,073
Ruby Tuesday Inc.	401,030	10,386,677
Rush Enterprises Inc. Class A (2)	128,789	1,718,045
Ryan’s Restaurant Group Inc. (2)	260,952	3,655,938
School Specialty Inc. (1) (2)	142,314	6,617,601
Select Comfort Corp. (1) (2)	224,436	4,809,663
Sharper Image Corp. (1) (2)	72,528	923,281
Shoe Carnival Inc. (2)	45,929	999,415
ShopKo Stores Inc. (2)	185,547	4,510,648
Smart & Final Inc. (2)	82,260	1,007,685
Sonic Automotive Inc. (1)	183,118	3,893,089
Sports Authority Inc. (The) (1) (2)	160,931	5,117,606
Stage Stores Inc. (1) (2)	113,612	4,953,483
Steak n Shake Co. (The) (1) (2)	172,579	3,213,421
Stein Mart Inc.	160,527	3,531,594
Syms Corp.	40,653	597,193
Systemax Inc. (2)	59,553	400,196
Talbots Inc. (The)	142,625	4,631,034
TBC Corp. (2)	139,981	3,797,685
Texas Roadhouse Inc. Class A (1) (2)	131,162	4,557,880
Too Inc. (1) (2)	213,385	4,986,807
Tractor Supply Co. (1) (2)	204,783	10,054,845
Trans World Entertainment Corp. (2)	120,363	1,423,894
Triarc Companies Inc. Class B (1)	237,797	3,533,663
Tuesday Morning Corp. (1)	160,797	5,068,321
United Auto Group Inc.	166,932	4,974,574
West Marine Inc. (1) (2)	84,418	1,524,589
Wet Seal Inc. Class A (1) (2)	265,738	1,803,032
Wilsons The Leather Experts Inc. (2)	117,838	782,444
World Fuel Services Corp. (1)	142,428	3,334,239
Zale Corp. (1) (2)	314,910	9,979,498
Zumiez Inc. (2)	19,822	577,811

		494,302,303

SAVINGS & LOANS—1.90%
Anchor BanCorp Wisconsin Inc. (1)	142,158	4,301,701
Bank Mutual Corp.	355,861	3,935,823
BankAtlantic Bancorp Inc. Class A	272,233	5,158,815
BankUnited Financial Corp. Class A (1)	161,009	4,353,683
Berkshire Hills Bancorp Inc. (1)	32,194	1,072,704
Beverly Hills Bancorp Inc.	85,689	938,295
BFC Financial Corp. Class A (2)	123,032	1,049,463
Brookline Bancorp Inc. (1)	383,335	6,233,027
Charter Financial Corp. (1)	24,608	859,804
Clifton Savings Bancorp Inc.	83,680	883,661
Commercial Capital Bancorp Inc.	274,851	4,592,760
Commercial Federal Corp.	237,930	8,013,482
Dime Community Bancshares	165,591	2,516,983
Fidelity Bankshares Inc. (1)	140,339	3,721,790
First Defiance Financial Corp.	43,449	1,159,654
First Financial Holdings Inc. (1)	76,925	2,300,827
First Niagara Financial Group Inc. (1)	721,109	10,513,769
First Place Financial Corp.	93,092	1,870,218

FirstFed Financial Corp. (1) (2)	103,253	6,154,911
Flagstar Bancorp Inc. (1)	215,305	4,075,724
Flushing Financial Corp.	119,792	2,204,173
Franklin Bank Corp. (Texas) (2)	125,268	2,350,028
Harbor Florida Bancshares Inc. (1)	129,327	4,842,003
Horizon Financial Corp.	63,160	1,402,152
ITLA Capital Corp. (2)	35,982	1,939,430
Kearny Financial Corp. (2)	135,837	1,602,877
MAF Bancorp Inc. (1)	201,195	8,576,943
NASB Financial Inc. (1)	19,513	855,645
Northwest Bancorp Inc.	122,175	2,597,441
OceanFirst Financial Corp.	56,179	1,264,589
Ocwen Financial Corp. (1) (2)	213,559	1,443,659
Partners Trust Financial Group Inc. (1)	310,495	3,316,087
PennFed Financial Services Inc.	56,672	956,623
PFF Bancorp Inc.	120,563	3,651,853
Provident Financial Holdings Inc.	30,159	847,769
Provident Financial Services Inc. (1)	451,315	7,929,605
Provident New York Bancorp	252,289	3,055,220
Rockville Financial Inc. (2)	54,400	664,768
Sound Federal Bancorp Inc.	69,703	1,126,400
Sterling Financial Corp. (Washington) (2)	144,038	5,387,021
TierOne Corp.	113,037	3,066,694
United Community Financial Corp.	168,116	1,839,189
Westfield Financial Inc.	27,115	657,268
WSFS Financial Corp.	36,320	1,987,067

		137,271,598

SEMICONDUCTORS—3.93%
Actel Corp. (2)	156,508	2,175,461
AMIS Holdings Inc. (2)	272,812	3,639,312
Amkor Technology Inc. (2)	623,278	2,804,751
Applied Micro Circuits Corp. (2)	1,915,879	4,904,650
Asyst Technologies Inc. (1) (2)	295,441	1,317,667
Atmel Corp. (2)	2,613,362	6,193,668
ATMI Inc. (1) (2)	231,116	6,704,675
August Technology Corp. (2)	111,525	1,299,266
Axcelis Technologies Inc. (2)	623,256	4,275,536
Brooks Automation Inc. (1) (2)	281,360	4,178,196
Cirrus Logic Inc. (2)	528,804	2,807,949
Cohu Inc.	134,269	2,692,093
Conexant Systems Inc. (2)	2,930,115	4,717,485
Credence Systems Corp. (1) (2)	510,716	4,621,980
Cypress Semiconductor Corp. (2)	821,784	10,346,261
Diodes Inc. (1) (2)	60,754	1,895,525
DSP Group Inc. (2)	176,438	4,211,575
EMCORE Corp. (2)	230,686	952,733
Emulex Corp. (1) (2)	516,873	9,438,101
Entegris Inc. (1) (2)	374,071	3,703,303
Exar Corp. (1) (2)	260,218	3,874,646
Fairchild Semiconductor International Inc. Class A (2)	746,452	11,010,167
FormFactor Inc. (1) (2)	210,563	5,563,074
Genesis Microchip Inc. (1) (2)	208,191	3,843,206
Helix Technology Corp. (1)	162,755	2,161,386
Integrated Circuit Systems Inc. (2)	435,170	8,981,909
Integrated Device Technology Inc. (2)	653,481	7,024,921
Integrated Silicon Solution Inc. (1) (2)	229,033	1,697,135
IXYS Corp. (2)	153,854	2,181,650
Kopin Corp. (2)	437,680	2,232,168
Kulicke & Soffa Industries Inc. (1) (2)	321,969	2,546,775
Lattice Semiconductor Corp. (1) (2)	705,965	3,134,485
Leadis Technology Inc. (2)	112,892	908,781

LTX Corp. (2)	381,311	1,891,303
Mattson Technology Inc. (1) (2)	264,971	1,897,192
Micrel Inc. (2)	386,008	4,446,812
Microsemi Corp. (1) (2)	383,261	7,205,307
Microtune Inc. (1) (2)	323,719	1,623,451
MKS Instruments Inc. (2)	202,456	3,419,482
Monolithic Power Systems Inc. (1) (2)	106,817	948,535
Mykrolis Corp. (2)	260,967	3,708,341
NetLogic Microsystems Inc. (2)	65,381	1,159,205
OmniVision Technologies Inc. (1) (2)	353,714	4,806,973
ON Semiconductor Corp. (1) (2)	890,651	4,096,995
Pericom Semiconductor Corp. (2)	163,745	1,332,884
Photronics Inc. (1) (2)	204,187	4,765,725
Pixelworks Inc. (1) (2)	288,668	2,476,771
PMC-Sierra Inc. (2)	1,124,920	10,495,504
PortalPlayer Inc. (1) (2)	95,039	1,978,712
Power Integrations Inc. (1) (2)	183,156	3,950,675
Rambus Inc. (2)	618,863	8,280,387
Rudolph Technologies Inc. (2)	79,880	1,144,680
Semitool Inc. (2)	103,761	989,880
Semtech Corp. (2)	460,210	7,662,497
SigmaTel Inc. (2)	222,059	3,810,532
Silicon Image Inc. (2)	491,761	5,045,468
Silicon Laboratories Inc. (2)	266,746	6,991,413
SiRF Technology Holdings Inc. (2)	218,145	3,856,804
Skyworks Solutions Inc. (1) (2)	979,532	7,219,151
Standard Microsystems Corp. (2)	129,479	3,027,219
Supertex Inc. (2)	61,755	1,090,593
Tessera Technologies Inc. (1) (2)	273,968	9,153,271
TranSwitch Corp. (2)	644,184	1,320,577
TriQuint Semiconductor Inc. (2)	863,540	2,875,588
Ultratech Inc. (1) (2)	149,112	2,728,750
Varian Semiconductor Equipment Associates Inc. (1) (2)	228,966	8,471,742
Veeco Instruments Inc. (1) (2)	163,560	2,662,757
Virage Logic Corp. (2)	84,388	869,196
Vitesse Semiconductor Corp. (1) (2)	1,356,640	2,835,378
Volterra Semiconductor Corp. (1) (2)	94,942	1,413,686
Zoran Corp. (2)	270,280	3,592,021

		283,285,947

SOFTWARE—3.07%
Acxiom Corp.	548,293	11,448,358
Advent Software Inc. (1) (2)	134,068	2,716,218
Allscripts Healthcare Solutions Inc. (1) (2)	208,725	3,466,922
Altiris Inc. (1) (2)	136,552	2,004,583
American Reprographics Co. (2)	83,390	1,341,745
AMICAS Inc. (2)	279,196	1,264,758
ANSYS Inc. (2)	196,958	6,993,979
Aspen Technology Inc. (2)	267,061	1,388,717
Atari Inc. (2)	301,654	838,598
Blackbaud Inc.	62,870	848,745
Blackboard Inc. (1) (2)	113,178	2,707,218
Borland Software Corp. (1) (2)	494,571	3,392,757
CCC Information Services Group Inc. (2)	52,120	1,248,274
Computer Programs & Systems Inc.	47,501	1,770,362
Concur Technologies Inc. (1) (2)	179,649	1,891,704
CSG Systems International Inc. (2)	313,057	5,941,822
Dendrite International Inc. (2)	265,008	3,657,110
Digi International Inc. (2)	140,463	1,665,891
Eclipsys Corp. (1) (2)	238,052	3,349,392
eFunds Corp. (2)	281,472	5,063,681
Emageon Inc. (2)	88,948	1,246,161

Epicor Software Corp. (1) (2)	329,243	4,346,008
EPIQ Systems Inc. (1) (2)	82,193	1,344,677
FalconStor Software Inc. (1) (2)	150,013	979,585
FileNET Corp. (1) (2)	255,600	6,425,784
IDX Systems Corp. (1) (2)	155,837	4,696,927
Infocrossing Inc. (1) (2)	126,350	1,575,585
Informatica Corp. (1) (2)	539,892	4,529,694
infoUSA Inc.	203,620	2,382,354
InPhonic Inc. (1) (2)	95,829	1,473,850
Inter-Tel Inc.	133,438	2,483,281
InterVideo Inc. (2)	63,390	911,548
iVillage Inc. (1) (2)	294,521	1,761,236
JDA Software Group Inc. (2)	181,028	2,060,099
Jupitermedia Corp. (1) (2)	126,376	2,164,821
Keane Inc. (1) (2)	297,309	4,073,133
Lawson Software Inc. (1) (2)	385,749	1,986,607
Majesco Holdings Inc. (2)	100,277	655,812
ManTech International Corp. Class A (1) (2)	97,241	3,018,361
MapInfo Corp. (2)	128,733	1,352,984
Micromuse Inc. (2)	501,474	2,838,343
MicroStrategy Inc. Class A (1) (2)	101,622	5,390,031
Midway Games Inc. (1) (2)	110,857	1,214,993
MRO Software Inc. (2)	124,470	1,818,507
NDCHealth Corp. (1)	224,317	4,030,976
NetIQ Corp. (2)	337,273	3,828,049
Niku Corp. (2)	58,537	1,213,472
Open Solutions Inc. (2)	120,867	2,454,809
Packeteer Inc. (1) (2)	210,604	2,969,516
Parametric Technology Corp. (2)	1,689,241	10,777,358
PDF Solutions Inc. (1) (2)	115,076	1,509,797
Pegasystems Inc. (1) (2)	81,986	483,717
Per-Se Technologies Inc. (1) (2)	133,994	2,816,554
Pinnacle Systems Inc. (2)	441,587	2,428,729
Progress Software Corp. (2)	231,413	6,977,102
QAD Inc.	75,268	579,564
Quality Systems Inc.	47,082	2,230,745
Quest Software Inc. (1) (2)	398,783	5,435,412
Renaissance Learning Inc.	50,074	1,016,502
ScanSoft Inc. (1) (2)	519,235	1,962,708
Schawk Inc. (1)	77,363	1,934,075
SeaChange International Inc. (2)	158,221	1,110,711
SERENA Software Inc. (2)	174,054	3,359,242
SPSS Inc. (2)	110,879	2,129,986
SS&C Technologies Inc.	99,888	3,164,452
SSA Global Technologies Inc. (2)	56,695	680,340
SYNNEX Corp. (2)	54,003	945,593
THQ Inc. (1) (2)	244,384	7,153,120
TradeStation Group Inc. (1) (2)	124,385	1,067,223
Transaction Systems Architects Inc. Class A (2)	235,416	5,798,296
Trident Microsystems Inc. (1) (2)	157,002	3,562,375
Ulticom Inc. (2)	79,880	847,527
VeriFone Holdings Inc. (2)	154,395	2,508,919
Verint Systems Inc. (2)	81,474	2,620,204
Wind River Systems Inc. (1) (2)	442,655	6,940,830
Witness Systems Inc. (1) (2)	167,778	3,058,593

		221,327,711

STORAGE & WAREHOUSING—0.04%
Mobile Mini Inc. (1) (2)	92,362	3,184,642

		3,184,642

TELECOMMUNICATION EQUIPMENT—0.08%
Endwave Corp. (1) (2)	42,722	2,033,567

Glenayre Technologies Inc. (2)	415,678	1,567,106
Novatel Wireless Inc. (1) (2)	180,861	2,255,337

		5,856,010

TELECOMMUNICATIONS—3.97%
Adaptec Inc. (1) (2)	693,846	2,692,122
ADTRAN Inc.	410,136	10,167,271
Aeroflex Inc. (1) (2)	464,323	3,900,313
Airspan Networks Inc. (2)	237,767	1,319,607
Alaska Communications Systems Group Inc.	81,058	803,285
Anaren Inc. (2)	116,011	1,525,545
Anixter International Inc. (1) (2)	199,191	7,403,929
Applied Signal Technology Inc. (1)	70,497	1,342,263
Arris Group Inc. (2)	546,654	4,761,356
Aspect Communications Corp. (2)	269,582	3,027,406
Atheros Communications Inc. (2)	213,166	1,718,118
Audiovox Corp. Class A (2)	106,331	1,648,131
Black Box Corp. (1)	104,551	3,701,105
Broadwing Corp. (1) (2)	405,515	1,873,479
C-COR Inc. (1) (2)	296,908	2,033,820
Centennial Communications Corp. (2)	136,616	1,896,230
CIENA Corp. (1) (2)	3,558,154	7,436,542
Cincinnati Bell Inc. (2)	1,528,255	6,571,497
Commonwealth Telephone Enterprises Inc. (1)	131,629	5,516,571
CommScope Inc. (2)	340,554	5,929,045
Comtech Telecommunications Corp. (2)	135,387	4,417,678
CT Communications Inc.	118,064	1,540,735
Ditech Communications Corp. (2)	199,126	1,292,328
Dobson Communications Corp. Class A (1) (2)	696,923	2,968,892
Essex Corp. (2)	106,453	2,435,645
Extreme Networks Inc. (2)	757,599	3,106,156
FairPoint Communications Inc.	168,387	2,719,450
Finisar Corp. (1) (2)	1,174,944	1,233,691
Foundry Networks Inc. (2)	760,439	6,562,589
General Communication Inc. Class A (2)	344,676	3,401,952
GlobeTel Communications Corp. (2)	396,778	1,107,011
Golden Telecom Inc. (1)	134,013	4,111,519
Harmonic Inc. (1) (2)	454,136	2,193,477
Hungarian Telephone and Cable Corp. (2)	24,412	419,886
Hypercom Corp. (2)	326,833	2,114,610
IDT Corp. Class B (2)	362,267	4,767,434
InterDigital Communications Corp. (1) (2)	332,739	5,822,933
Intrado Inc. (1) (2)	109,390	1,636,474
Iowa Telecommunications Services Inc.	140,185	2,628,469
Ixia (1) (2)	204,235	3,970,328
JAMDAT Mobile Inc. (1) (2)	74,237	2,054,880
Level 3 Communications Inc. (1) (2)	4,331,298	8,792,535
MasTec Inc. (2)	168,283	1,480,890
MRV Communications Inc. (1) (2)	648,473	1,407,186
NETGEAR Inc. (2)	197,618	3,675,695
Newport Corp. (1) (2)	247,766	3,434,037
North Pittsburgh Systems Inc.	93,170	1,822,405
Oplink Communications Inc. (2)	639,201	1,093,034
Optical Communication Products Inc. (2)	93,218	177,114
Plantronics Inc.	305,951	11,124,378
Polycom Inc. (2)	609,673	9,090,224
Powerwave Technologies Inc. (1) (2)	619,293	6,329,174
Preformed Line Products Co.	15,548	634,358
Premiere Global Services Inc. (2)	447,263	5,049,599
Price Communications Corp. (1) (2)	285,227	4,934,427
RCN Corp. (2)	142,421	3,288,501
RF Micro Devices Inc. (1) (2)	1,165,865	6,330,647
SafeNet Inc. (1) (2)	153,645	5,233,149

SBA Communications Corp. (1) (2)	458,084	6,184,134
Shenandoah Telecommunications Co.	42,715	1,697,921
Sonus Networks Inc. (2)	1,542,732	7,374,259
SpectraLink Corp.	119,528	1,257,435
SureWest Communications (1)	90,716	2,326,865
Sycamore Networks Inc. (2)	1,097,463	3,786,247
Symmetricom Inc. (1) (2)	286,340	2,969,346
Syniverse Holdings Inc. (2)	109,174	1,528,436
TALK America Holdings Inc. (1) (2)	169,643	1,698,126
Tekelec (1) (2)	351,431	5,904,041
Telkonet Inc. (2)	220,503	1,087,080
Terayon Communication Systems Inc. (2)	478,185	1,477,592
3Com Corp. (2)	2,385,649	8,683,762
Time Warner Telecom Inc. Class A (1) (2)	311,367	1,843,293
UbiquiTel Inc. (1) (2)	472,105	3,852,377
US Unwired Inc. (2)	807,294	4,698,451
USA Mobility Inc. (2)	167,296	4,911,811
UTStarcom Inc. (1) (2)	623,063	4,666,742
Valor Communications Group Inc.	182,081	2,512,718
Viasat Inc. (1) (2)	134,043	2,725,094
Westell Technologies Inc. Class A (2)	335,657	2,007,229
Wireless Facilities Inc. (1) (2)	349,318	2,211,183
Zhone Technologies Inc. (1) (2)	363,209	1,216,750

		286,292,017

TEXTILES—0.15%
Angelica Corp. (1)	56,914	1,394,962
Dixie Group Inc. (2)	66,289	1,167,349
G&K Services Inc. Class A	120,370	4,541,560
Innovo Group Inc. (2)	158,287	338,734
UniFirst Corp.	58,252	2,361,536
Weyco Group Inc.	36,090	711,153

		10,515,294

TOYS, GAMES & HOBBIES—0.16%
Jakks Pacific Inc. (1) (2)	156,601	3,008,305
LeapFrog Enterprises Inc. (1) (2)	201,629	2,278,408
RC2 Corp. (2)	111,410	4,185,674
Topps Co. (The) (1)	220,358	2,210,191

		11,682,578

TRANSPORTATION—1.47%
ABX Air Inc. (2)	362,530	2,954,620
Arkansas Best Corp.	158,087	5,028,747
Covenant Transport Inc. Class A (2)	52,335	690,822
Dynamex Inc. (2)	72,254	1,231,208
EGL Inc. (1) (2)	263,043	5,345,034
Florida East Coast Industries Inc. (1)	201,599	8,729,237
Forward Air Corp. (1)	201,299	5,690,723
Frozen Food Express Industries Inc. (2)	93,107	1,053,971
Genesee & Wyoming Inc. Class A (2)	144,886	3,942,348
GulfMark Offshore Inc. (2)	92,506	2,526,339
Heartland Express Inc.	282,954	5,497,796
Hub Group Inc. Class A (2)	122,042	3,057,152
Kansas City Southern Industries Inc. (1) (2)	509,703	10,285,807
Kirby Corp. (1) (2)	135,696	6,119,890
Knight Transportation Inc. (1)	238,052	5,791,805
Maritrans Inc.	52,606	1,422,992
Marten Transport Ltd. (2)	61,496	1,290,801
Offshore Logistics Inc. (1) (2)	145,038	4,763,048
Old Dominion Freight Line Inc. (2)	117,589	3,154,913
Overnite Corp.	166,440	7,153,591
P.A.M. Transportation Services Inc. (2)	38,603	648,916

Pacer International Inc. (2)	233,370	5,085,132
RailAmerica Inc. (2)	235,253	2,799,511
SCS Transportation Inc. (2)	94,701	1,685,678
Seabulk International Inc. (1) (2)	37,984	807,160
SIRVA Inc. (2)	145,583	1,238,911
U.S. Xpress Enterprises Inc. Class A (2)	62,949	749,723
Universal Truckload Services Inc. (2)	34,411	581,202
USA Truck Inc. (2)	31,890	789,278
Werner Enterprises Inc.	317,795	6,241,494

		106,357,849

TRUCKING & LEASING—0.21%
AMERCO	63,672	3,409,636
GATX Corp. (1)	273,912	9,449,964
Greenbrier Companies Inc. (The)	38,607	1,046,250
Interpool Inc.	50,374	1,076,996

		14,982,846

WATER—0.21%
American States Water Co.	104,299	3,063,262
California Water Service Group (1)	108,001	4,054,358
Connecticut Water Service Inc. (1)	50,055	1,250,874
Middlesex Water Co. (1)	70,578	1,370,625
PICO Holdings Inc. (2)	49,669	1,478,149
SJW Corp.	47,579	2,236,689
Southwest Water Co. (1)	120,704	1,427,928

		14,881,885

TOTAL COMMON STOCKS (Cost: $7,679,880,160)		7,204,577,173

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.06%
COMMERCIAL PAPER (4)—5.91%
Alpine Securitization Corp.
3.29%, 08/08/05	$2,247,195	2,239,381
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (5)	15,098,605	15,068,105
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (5)	34,456,992	34,392,125
ANZ National Bank Ltd.
2.94%, 08/15/05 (5)	3,745,325	3,731,585
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	14,250,588	14,226,566
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	7,490,651	7,484,159
Bryant Park Funding LLC
3.10%, 07/06/05 (5)	2,892,440	2,891,194
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (5)	2,697,084	2,694,252
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (5)	7,490,651	7,477,362
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (5)	9,379,193	9,364,564
Charta LLC
3.31%, 08/11/05 (5)	11,235,976	11,193,619
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (5)	7,041,211	7,035,356

Dexia Delaware LLC
3.04%, 07/01/05	9,932,603	9,932,603
Edison Asset Securitization LLC
3.12%, 09/06/ 05 (5)	5,617,988	5,585,366
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (5)	12,393,057	12,341,252
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (5)	19,868,726	19,834,417
Ford Credit Floorplan Motown
3.33%, 08/08/05 (5)	1,498,130	1,492,864
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	8,112,974	8,099,480
General Electric Capital Corp.
2.74%, 07/07/05	3,745,325	3,743,615
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	7,116,118	7,106,505
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (5)	24,943,866	24,838,426
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (5)	22,658,244	22,624,799
Liberty Street Funding Corp.
3.05%, 07/01/05 (5)	3,745,325	3,745,325
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (5)	10,961,668	10,951,919
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	14,307,142	14,289,834
Nordea North America Inc.
2.74%, 07/11/05	3,745,325	3,742,475
Park Avenue Receivables Corp.
3.25%, 07/22/05 (5)	14,906,395	14,878,164
Park Granada LLC
3.08% - 3.09%, 07/01/05 (5)	3,748,322	3,748,322
Polonius Inc.
3.15%, 07/11/05 (5)	5,243,455	5,238,867
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (5)	24,364,764	24,348,824
Santander Central Hispano
2.75%, 07/08/05	9,363,313	9,358,315
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (5)	13,399,950	13,373,797
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (5)	27,243,496	27,170,154
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (5)	24,389,483	24,363,888
Three Pillars Funding Corp.
3.30%, 07/28/05	1,089,215	1,086,520
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (5)	14,606,768	14,606,768
UBS Finance Delaware LLC
3.03%, 07/01/05	11,235,976	11,235,976
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	6,516,866	6,502,337
Yorktown Capital LLC
3.15%, 07/13/05	4,353,641	4,349,070

		426,388,150

FLOATING RATE NOTES (4)—9.98%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (5)	13,932,610	13,932,698
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	18,352,094	18,352,240

American Express Centurion Bank
3.29%, 06/29/06	2,996,260	2,996,260
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	21,348,354	21,350,914
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (5)	4,868,923	4,868,923
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	4,868,923	4,868,254
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (5)	38,501,944	38,501,565
BMW US Capital LLC
3.19%, 07/14/06 (5)	7,490,651	7,490,651
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	25,468,212	25,465,823
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (5)	28,015,033	28,013,266
Commodore CDO Ltd.
3.47%, 12/12/05 (5)	1,872,663	1,872,663
Credit Suisse First Boston
3.15%, 05/09/06	7,490,651	7,490,651
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	22,471,952	22,470,687
DEPFA Bank PLC
3.42%, 03/15/06	7,490,651	7,490,651
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (5)	18,127,374	18,128,046
Fairway Finance LLC
3.21%, 10/20/05	2,996,260	2,996,215
Fifth Third Bancorp
3.26%, 04/21/06 (5)	14,981,301	14,981,301
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (5)	5,243,455	5,243,630
General Electric Capital Corp.
3.28%, 07/07/06	3,370,793	3,374,427
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	1,076,046	1,076,046
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	8,614,248	8,614,248
Hartford Life Global Funding Trust
3.21%, 07/15/06	7,490,651	7,490,651
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (5)	22,471,952	22,471,953
HSBC Bank USA N.A.
3.57%, 05/04/06	2,621,728	2,623,517
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (5)	32,958,862	32,959,008
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (5)	7,865,183	7,865,183
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (5)	29,213,537	29,217,795
Lothian Mortgages PLC
3.29%, 01/24/06 (5)	11,235,976	11,235,976
Marshall & Ilsley Bank
3.36%, 02/20/06	7,490,651	7,496,402
Metropolitan Life Global Funding I
3.14%, 07/06/06 (5)	11,235,976	11,235,976
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	11,235,976	11,235,150
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (5)	27,715,407	27,719,182
Norddeutsche Landesbank
3.11%, 07/27/05	7,490,651	7,490,463

Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (5)	22,471,952	22,471,952
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	28,839,004	28,839,004
Principal Life Income Funding Trusts
3.21%, 05/10/06	5,617,988	5,618,258
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	21,254,721	21,248,740
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (5)	4,119,858	4,119,370
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (5)	42,771,614	42,772,762
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (5)	7,490,651	7,490,651
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	11,610,508	11,607,910
SunTrust Bank
3.17%, 04/28/06	11,235,976	11,235,976
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (5)	25,692,931	25,691,346
Toronto-Dominion Bank
3.81%, 06/20/06	9,363,313	9,364,199
UniCredito Italiano SpA
3.34%, 06/14/06	9,737,846	9,734,554
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (5)	19,319,619	19,319,619
Wells Fargo & Co.
3.19%, 07/14/06 (5)	3,745,325	3,745,739
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (5)	25,093,679	25,092,703
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (5)	25,168,586	25,167,717
Winston Funding Ltd.
3.23%, 07/23/05 (5)	5,348,324	5,348,324
World Savings Bank
3.13%, 09/09/05	2,621,728	2,621,678

		720,110,917

MONEY MARKET FUNDS—0.66%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (4) (6) (7)	29,962,602	29,962,602
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (6) (7)	13,446,708	13,446,708
BlackRock Temp Cash Money Market Fund 3.04% (4) (7)	1,085,076	1,085,076
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (4) (7)	2,625,893	2,625,893

		47,120,279

REPURCHASE AGREEMENTS (4)—3.63%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $127,237,448 and effective yields of 3.40% - 3.44%. (8)	$127,225,329	127,225,329
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $97,387,741 and effective yields of 3.43% - 3.44%. (8)	97,378,457	97,378,457

Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $37,456,790 and an effective yield of 3.40%. (8)	37,453,253	37,453,253

		262,057,039

TIME DEPOSITS (4)—1.72%
American Express Centurion Bank
3.08%, 07/01/05	5,617,988	5,617,988
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	7,490,651	7,490,651
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	10,486,911	10,486,911
Credit Suisse First Boston
3.16%, 07/13/05	3,745,325	3,745,325
Deutsche Bank AG
3.31%, 07/01/05	308,016	308,016
HBOS Treasury Services PLC
3.39%, 12/14/05	4,494,390	4,494,390
Key Bank N.A.
3.34%, 07/01/05	22,471,952	22,471,952
Natexis Banques
2.98%, 08/18/05	7,490,651	7,490,651
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	13,483,171	13,482,834
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	5,992,520	5,992,482
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	5,243,455	5,243,382
US Bank N.A.
3.12%, 07/08/05	7,490,651	7,490,651
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	22,471,952	22,471,952
Wells Fargo Bank N.A.
3.04%, 07/01/05	7,490,651	7,490,651

		124,277,836

U.S. GOVERNMENT AGENCY NOTES (4)—0.16%
Federal National Mortgage Association
2.33%, 07/22/05	11,235,976	11,220,737

		11,220,737

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,591,174,958)		1,591,174,958

TOTAL INVESTMENTS IN SECURITIES — 121.92% (Cost: $9,271,055,118) (9)		8,795,752,131
Other Assets, Less Liabilities — (21.92%)		(1,581,118,236)

NET ASSETS — 100.00%		$7,214,633,895

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(9)	The cost of investments for federal income tax purposes was $9,296,512,649. Net unrealized depreciation aggregated $500,760,518, of which $83,508,910 represented gross unrealized appreciation on securities and $584,269,428 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.93%
ADVERTISING—0.56%
ADVO Inc. (1)	107,134	$3,412,218
Catalina Marketing Corp. (1)	110,585	2,809,965
FTD Group Inc. (2)	44,423	504,201
Greenfield Online Inc. (2)	55,445	673,657
Marchex Inc. Class B (1) (2)	66,926	1,006,567
ValueVision Media Inc. Class A (2)	69,521	834,947
Ventiv Health Inc. (1) (2)	91,437	1,762,905

		11,004,460

AEROSPACE & DEFENSE—1.40%
AAR Corp. (1) (2)	70,668	1,110,194
ARGON ST Inc. (2)	29,637	1,052,113
BE Aerospace Inc. (2)	196,371	3,069,279
Curtiss-Wright Corp.	5,998	323,592
DRS Technologies Inc.	43,489	2,230,116
EDO Corp.	54,129	1,618,998
Engineered Support Systems Inc.	142,004	5,088,003
GenCorp Inc. (2)	186,606	3,594,032
HEICO Corp. (1)	58,506	1,369,625
Herley Industries Inc. (2)	3,929	71,665
Innovative Solutions & Support Inc. (1) (2)	30,107	1,010,692
Moog Inc. Class A (2)	13,285	418,345
MTC Technologies Inc. (2)	34,824	1,282,568
Orbital Sciences Corp. (1) (2)	54,980	544,302
Teledyne Technologies Inc. (2)	107,942	3,516,750
United Industrial Corp.	36,131	1,291,322

		27,591,596

AGRICULTURE—0.24%
Alico Inc. (1)	12,805	658,561
Delta & Pine Land Co.	85,253	2,136,440
Maui Land & Pineapple Co. Inc. (2)	12,010	457,341
Tejon Ranch Co. (1) (2)	29,706	1,528,968

		4,781,310

AIRLINES—0.65%
AirTran Holdings Inc. (1) (2)	299,275	2,762,308
America West Holdings Corp. Class B (1) (2)	119,707	718,242
Continental Airlines Inc. Class B (1) (2)	228,470	3,034,082
Delta Air Lines Inc. (1) (2)	258,203	970,843
ExpressJet Holdings Inc. (2)	149,512	1,272,347
Frontier Airlines Inc. (2)	22,043	227,704
Mesa Air Group Inc. (1) (2)	53,542	359,267
Northwest Airlines Corp. (2)	174,200	794,352
Pinnacle Airlines Corp. (2)	68,614	589,394
Republic Airways Holdings Inc. (2)	9,180	132,651
SkyWest Inc.	60,941	1,107,907
World Air Holdings Inc. (2)	81,561	955,895

		12,924,992

APPAREL—1.04%
Carter’s Inc. (1) (2)	63,012	3,678,641
Cherokee Inc.	23,662	819,178
Deckers Outdoor Corp. (1) (2)	29,522	726,241
DHB Industries Inc. (1) (2)	93,285	788,258
Guess? Inc. (1) (2)	56,290	933,288
Gymboree Corp. (2)	41,447	566,166
K-Swiss Inc. Class A	70,875	2,292,097
OshKosh B’Gosh Inc. Class A (1)	26,258	682,445
Oxford Industries Inc. (1)	32,025	1,378,676
Phillips-Van Heusen Corp.	79,918	2,612,519
Skechers U.S.A. Inc. Class A (2)	13,898	198,185
Warnaco Group Inc. (The) (2)	89,494	2,080,735
Wolverine World Wide Inc.	160,396	3,851,108

		20,607,537

AUTO MANUFACTURERS—0.22%
A.S.V. Inc. (1) (2)	30,640	1,242,146
Noble International Ltd.	18,974	446,838
Titan International Inc.	3,166	44,261
Wabash National Corp.	106,570	2,582,191

		4,315,436

AUTO PARTS & EQUIPMENT—0.08%
Accuride Corp. (2)	16,351	173,811
Commercial Vehicle Group Inc. (2)	14,662	260,250
Keystone Automotive Industries Inc. (2)	36,079	892,234
Visteon Corp.	27,118	163,522

		1,489,817

BANKS—4.51%
Amegy Bancorporation Inc. (1)	85,432	1,911,968
Ames National Corp.	9,505	1,050,873
Arrow Financial Corp.	29,160	811,814
Bank of the Ozarks Inc. (1)	39,511	1,297,541
Boston Private Financial Holdings Inc.	7,714	194,393
Camden National Corp.	4,848	158,772
Capital Corp of the West	4,829	134,005
Capital Crossing Bank (2)	6,597	224,958
Cardinal Financial Corp. (2)	22,066	207,200
Cascade Bancorp (1)	58,613	1,233,218
Cathay General Bancorp	103,664	3,494,513
Center Financial Corp. (1)	37,665	935,222
Central Coast Bancorp (2)	21,757	393,802
City Holding Co.	9,722	355,047
Coastal Financial Corp.	51,123	753,553
CoBiz Inc. (1)	50,867	922,219
Colony Bankcorp Inc.	18,343	551,024
Columbia Bancorp	5,084	185,312
Commercial Bankshares Inc.	15,740	610,869
Community Bancorp (2)	15,645	485,308
Corus Bankshares Inc.	50,765	2,816,950
CVB Financial Corp. (1)	127,022	2,499,793
Enterprise Financial Services Corp.	25,978	614,380
EuroBancshares Inc. (2)	24,807	398,152
First BanCorp (Puerto Rico)	10,346	415,392
First Busey Corp. Class A (1)	48,505	936,632
First Financial Bankshares Inc. (1)	3,857	130,521
First Midwest Bancorp Inc.	67,994	2,391,349
First Regional Bancorp (2)	8,107	536,278
First Republic Bank	8,019	283,311

First South Bancorp Inc.	16,250	518,050
First State Bancorp	8,234	158,834
Frontier Financial Corp.	22,757	574,842
Glacier Bancorp Inc.	40,554	1,059,676
Great Southern Bancorp Inc. (1)	17,587	550,297
Hanmi Financial Corp.	43,095	719,686
Harleysville National Corp.	47,182	1,092,735
Heritage Commerce Corp.	24,580	451,289
Hudson United Bancorp	53,752	1,940,447
Independent Bank Corp. (Michigan) (1)	13,500	383,940
Macatawa Bank Corp.	35,278	1,223,794
Main Street Banks Inc.	5,405	137,611
MB Financial Inc.	31,532	1,255,920
MBT Financial Corp.	14,732	283,591
Mercantile Bank Corp.	19,967	877,949
Midwest Banc Holdings Inc. (1)	10,763	207,618
Nara Bancorp Inc. (1)	64,617	948,578
NewAlliance Bancshares Inc.	190,812	2,680,909
Northern Empire Bancshares (1) (2)	7,719	238,826
Old Second Bancorp Inc.	46,876	1,363,623
Pacific Capital Bancorp	78,318	2,904,031
Park National Corp.	7,804	862,342
Peapack-Gladstone Financial Corp. (1)	22,284	617,267
PennRock Financial Services Corp. (1)	26,026	934,073
Pennsylvania Commerce Bancorp Inc. (2)	14,705	481,589
Pinnacle Financial Partners Inc. (2)	24,398	585,552
Placer Sierra Bancshares	8,173	222,878
Preferred Bank	13,846	549,686
PremierWest Bancorp (2)	23,690	351,086
PrivateBancorp Inc. (1)	57,258	2,025,788
Republic Bancorp Inc.	13,556	203,069
S&T Bancorp Inc. (1)	19,322	697,524
Sandy Spring Bancorp Inc.	6,865	240,481
Seacoast Banking Corp. of Florida	17,055	335,813
Security Bank Corp.	3,281	75,135
Sierra Bancorp	12,517	283,886
Signature Bank (2)	6,963	169,897
Southside Bancshares Inc.	18,720	383,760
State Bancorp Inc.	2,349	53,134
State Financial Services Corp. Class A	16,368	658,976
Sterling Bancorp	11,367	242,685
Suffolk Bancorp (1)	37,027	1,195,602
Summit Bancshares Inc.	15,621	270,243
SVB Financial Group (1) (2)	121,674	5,828,185
SY Bancorp Inc.	18,684	426,929
Texas Capital Bancshares Inc. (1) (2)	76,381	1,507,761
Texas Regional Bancshares Inc. Class A	22,942	699,272
TriCo Bancshares	3,687	82,368
TrustCo Bank Corp. NY (1)	259,115	3,384,042
UCBH Holdings Inc. (1)	313,676	5,094,098
United Community Banks Inc.	17,319	450,640
United PanAm Financial Corp. (1) (2)	17,469	478,825
United Security Bancshares Inc.	17,852	549,128
Univest Corp. of Pennsylvania	40,074	1,200,617
USB Holding Co. Inc.	2,990	69,966
Vineyard National Bancorp (1)	26,352	831,669
Virginia Commerce Bancorp Inc. (2)	31,846	774,813
Washington Trust Bancorp Inc.	3,532	97,730
West Bancorporation (1)	58,278	1,095,626
Westamerica Bancorp	66,283	3,500,405
Western Sierra Bancorp (1) (2)	4,750	160,787
Wilshire Bancorp Inc. (1)	53,177	762,026
Wintrust Financial Corp. (1)	69,742	3,650,994

Yardville National Bancorp	15,424	551,408

		89,144,370

BEVERAGES—0.27%
Boston Beer Co. Inc. Class A (2)	24,257	544,327
Coca-Cola Bottling Co. Consolidated	9,342	472,145
Green Mountain Coffee Roasters Inc. (2)	14,762	500,875
Hansen Natural Corp. (1) (2)	25,544	2,164,088
National Beverage Corp. (2)	9,140	72,937
Peet’s Coffee & Tea Inc. (1) (2)	46,664	1,541,779

		5,296,151

BIOTECHNOLOGY—3.31%
Aastrom Biosciences Inc. (1) (2)	347,436	1,087,475
Alexion Pharmaceuticals Inc. (2)	96,469	2,222,646
ARIAD Pharmaceuticals Inc. (2)	184,094	1,226,066
Barrier Therapeutics Inc. (2)	49,478	392,361
Cell Genesys Inc. (1) (2)	128,930	689,775
CoTherix Inc. (2)	41,563	423,527
CuraGen Corp. (1) (2)	145,988	750,378
Curis Inc. (1) (2)	169,147	659,673
deCODE genetics Inc. (1) (2)	186,524	1,751,460
Digene Corp. (1) (2)	51,920	1,437,146
Diversa Corp. (2)	58,895	306,843
Encysive Pharmaceuticals Inc. (1) (2)	200,749	2,170,097
Enzo Biochem Inc. (2)	94,746	1,698,796
Enzon Pharmaceuticals Inc. (2)	92,039	596,413
Exelixis Inc. (1) (2)	261,137	1,940,248
Genitope Corp. (2)	81,356	1,044,611
Geron Corp. (1) (2)	192,368	1,488,928
GTx Inc. (2)	24,877	247,277
Human Genome Sciences Inc. (2)	447,801	5,185,536
ICOS Corp. (2)	218,861	4,633,287
Illumina Inc. (2)	122,712	1,481,134
Immunogen Inc. (2)	138,840	803,884
Incyte Corp. (1) (2)	284,550	2,034,532
Integra LifeSciences Holdings Corp. (1) (2)	70,968	2,072,266
InterMune Inc. (1) (2)	87,129	1,136,162
Keryx Biopharmaceuticals Inc. (1) (2)	80,917	1,068,104
Lexicon Genetics Inc. (2)	221,837	1,095,875
LifeCell Corp. (1) (2)	101,453	1,603,972
Martek Biosciences Corp. (2)	107,651	4,085,355
Momenta Pharmaceuticals Inc. (1) (2)	26,680	527,464
Myogen Inc. (1) (2)	65,521	457,992
Myriad Genetics Inc. (1) (2)	106,573	1,667,867
Nektar Therapeutics (2)	291,299	4,905,475
Orchid Cellmark Inc. (2)	83,428	901,857
Seattle Genetics Inc. (1) (2)	51,206	274,464
Serologicals Corp. (1) (2)	67,885	1,442,556
StemCells Inc. (2)	210,900	887,889
Stratagene Corp. (2)	23,998	208,543
SuperGen Inc. (1) (2)	179,370	886,088
Telik Inc. (1) (2)	179,144	2,912,881
Tercica Inc. (2)	36,646	318,454
Transkaryotic Therapies Inc. (1) (2)	99,547	3,641,429
ViroLogic Inc. (2)	411,747	1,021,133

		65,387,919

BUILDING MATERIALS—1.03%
Aaon Inc. (2)	29,403	523,079
Apogee Enterprises Inc.	21,930	337,064
Drew Industries Inc. (1) (2)	26,350	1,196,290
Eagle Materials Inc. (1)	62,897	5,823,633

ElkCorp	69,009	1,970,207
Genlyte Group Inc. (The) (2)	17,052	831,114
Interline Brands Inc. (2)	42,119	833,956
Lennox International Inc.	120,712	2,555,473
NCI Building Systems Inc. (1) (2)	47,446	1,556,229
Simpson Manufacturing Co. Inc. (1)	124,865	3,814,626
Trex Co. Inc. (1) (2)	38,962	1,001,323

		20,442,994

CHEMICALS—1.10%
American Vanguard Corp. (1)	37,279	779,504
Balchem Corp.	25,945	779,647
Cabot Microelectronics Corp. (1) (2)	71,655	2,077,278
Georgia Gulf Corp.	59,195	1,838,005
Grace (W.R.) & Co. (2)	103,375	805,291
Great Lakes Chemical Corp.	45,669	1,437,203
Hercules Inc. (2)	229,475	3,247,071
Kronos Worldwide Inc.	12,025	363,035
MacDermid Inc.	103,863	3,236,371
NL Industries Inc.	14,678	225,894
Olin Corp. (1)	113,276	2,066,154
Pioneer Companies Inc. (2)	17,127	376,623
Symyx Technologies Inc. (1) (2)	111,722	3,125,982
UAP Holding Corp.	78,348	1,300,577

		21,658,635

COAL—0.23%
Alpha Natural Resources Inc. (2)	100,964	2,411,020
Foundation Coal Holdings Inc.	45,530	1,181,048
James River Coal Co. (2)	26,210	908,177

		4,500,245

COMMERCIAL SERVICES—6.11%
Aaron Rents Inc.	134,245	3,341,358
Administaff Inc.	68,156	1,619,387
Advance America Cash Advance Centers Inc.	233,843	3,741,488
Advisory Board Co. (The) (1) (2)	66,146	3,223,956
AMN Healthcare Services Inc. (2)	40,863	614,171
Arbitron Inc.	77,799	3,337,577
Bankrate Inc. (2)	31,775	639,949
Bowne & Co. Inc.	48,669	703,754
Bright Horizons Family Solutions Inc. (2)	93,196	3,794,941
CDI Corp. (1)	23,552	516,260
Cenveo Inc. (2)	169,734	1,283,189
Chemed Corp. (1)	86,676	3,543,315
Clark Inc. (1)	7,448	106,730
Coinstar Inc. (1) (2)	10,238	232,300
Consolidated Graphics Inc. (2)	33,396	1,361,555
Corinthian Colleges Inc. (2)	311,806	3,981,763
Corrections Corp. of America (1) (2)	91,529	3,592,513
CorVel Corp. (2)	12,061	302,972
CoStar Group Inc. (1) (2)	56,124	2,447,006
CRA International Inc. (1) (2)	34,713	1,869,295
Cross Country Healthcare Inc. (2)	25,102	426,734
DeVry Inc. (2)	199,596	3,971,960
DiamondCluster International Inc. Class A (2)	102,842	1,162,115
Educate Inc. (2)	64,267	909,378
Euronet Worldwide Inc. (1) (2)	106,432	3,093,978
Exponent Inc. (2)	2,021	57,760
First Advantage Corp. Class A (2)	9,030	210,489
Forrester Research Inc. (2)	10,517	187,518
FTI Consulting Inc. (2)	22,509	470,438
Gartner Inc. Class A (2)	161,049	1,710,340

Geo Group Inc. (The) (2)	1,905	47,720
Gevity HR Inc. (1)	94,646	1,895,759
Healthcare Services Group Inc. (1)	91,039	1,828,063
Heidrick & Struggles International Inc. (2)	48,254	1,258,464
Hudson Highland Group Inc. (1) (2)	61,859	964,382
Huron Consulting Group Inc. (2)	22,307	525,330
iPayment Holdings Inc. (2)	41,946	1,531,868
Jackson Hewitt Tax Service Inc.	128,903	3,047,267
Kforce Inc. (1) (2)	81,878	692,688
Korn/Ferry International (1) (2)	118,079	2,095,902
Labor Ready Inc. (2)	147,580	3,440,090
Landauer Inc. (1)	19,928	1,034,462
Learning Tree International Inc. (1) (2)	32,376	389,160
LECG Corp. (2)	51,396	1,092,679
Magellan Health Services Inc. (2)	10,440	368,636
McGrath RentCorp (1)	71,259	1,688,838
Midas Inc. (2)	55,363	1,273,349
MoneyGram International Inc.	244,852	4,681,570
Monro Muffler Brake Inc. (2)	22,190	654,827
Morningstar Inc. (2)	28,670	807,061
MPS Group Inc. (2)	136,984	1,290,389
Navigant Consulting Inc. (1) (2)	168,831	2,981,555
Odyssey Marine Exploration Inc. (2)	119,658	595,897
PAREXEL International Corp. (2)	21,023	417,307
PRA International (2)	35,326	946,030
Pre-Paid Legal Services Inc. (1)	33,889	1,513,144
PRG-Schultz International Inc. (2)	109,938	310,025
Providence Service Corp. (The) (2)	31,794	789,445
QC Holdings Inc. (2)	24,351	351,628
Rent-Way Inc. (1) (2)	48,911	481,284
Resources Connection Inc. (1) (2)	163,789	3,804,818
Rollins Inc.	99,515	1,994,281
Senomyx Inc. (2)	71,925	1,187,482
SFBC International Inc. (1) (2)	62,576	2,417,311
Sotheby’s Holdings Inc. Class A (2)	141,134	1,933,536
Source Interlink Companies Inc. (2)	21,052	260,413
Spherion Corp. (2)	123,287	813,694
Strayer Education Inc.	50,359	4,343,967
TeleTech Holdings Inc. (2)	99,720	812,718
TNS Inc. (2)	45,141	1,054,945
Universal Technical Institute Inc. (2)	73,239	2,431,535
Valassis Communications Inc. (1) (2)	123,647	4,581,121
Watson Wyatt & Co. Holdings	62,122	1,592,187
Wright Express Corp. (2)	110,715	2,044,906

		120,721,922

COMPUTERS—3.46%
Agilysys Inc.	4,365	68,531
Ansoft Corp. (2)	22,957	554,641
Anteon International Corp. (1) (2)	95,184	4,342,294
Blue Coat Systems Inc. (2)	36,684	1,096,118
Bottomline Technologies Inc. (2)	43,256	647,542
Catapult Communications Corp. (2)	20,088	342,701
CIBER Inc. (1) (2)	79,657	635,663
COMSYS IT Partners Inc. (2)	43,870	748,422
Covansys Corp. (2)	17,504	224,926
CyberGuard Corp. (1) (2)	70,436	418,742
CyberSource Corp. (2)	94,531	691,022
Equinix Inc. (1) (2)	52,827	2,289,522
FactSet Research Systems Inc. (1)	117,637	4,216,110
Gateway Inc. (2)	883,852	2,916,712
Henry (Jack) & Associates Inc.	248,714	4,553,953
Hutchinson Technology Inc. (2)	16,983	654,015

iGATE Corp. (2)	10,272	36,774
Intergraph Corp. (1) (2)	29,072	1,001,821
InterVoice-Brite Inc. (2)	131,941	1,138,651
Kanbay International Inc. (2)	84,598	1,955,060
Komag Inc. (2)	44,400	1,259,628
Kronos Inc. (1) (2)	110,280	4,454,209
Lexar Media Inc. (1) (2)	272,602	1,338,476
Manhattan Associates Inc. (1) (2)	92,667	1,780,133
Maxtor Corp. (1) (2)	822,818	4,278,654
Mentor Graphics Corp. (1) (2)	103,036	1,056,119
Mercury Computer Systems Inc. (1) (2)	72,390	1,981,314
Merge Technologies Inc. (1) (2)	41,298	774,338
MICROS Systems Inc. (2)	130,396	5,835,221
Mobility Electronics Inc. (1) (2)	93,679	857,163
MTS Systems Corp.	48,049	1,613,485
Ness Technologies Inc. (2)	22,764	241,754
NetScout Systems Inc. (2)	52,956	348,980
PalmOne Inc. (2)	12,608	375,340
PAR Technology Corp. (2)	13,410	429,120
Perot Systems Corp. Class A (2)	40,906	581,683
Phoenix Technologies Ltd. (2)	73,370	570,819
Radiant Systems Inc. (2)	77,425	882,645
RadiSys Corp. (1) (2)	29,301	473,211
Rimage Corp. (2)	31,828	675,708
SI International Inc. (1) (2)	24,376	730,305
Silicon Storage Technology Inc. (2)	87,144	351,190
Stratasys Inc. (1) (2)	36,150	1,181,382
Sykes Enterprises Inc. (2)	32,636	309,389
Synaptics Inc. (1) (2)	80,911	1,728,259
Syntel Inc.	27,947	447,990
TALX Corp.	53,635	1,550,588
3D Systems Corp. (2)	42,114	1,013,263
Tyler Technologies Inc. (2)	72,908	551,184
Ultimate Software Group Inc. (1) (2)	77,649	1,273,444
Vasco Data Security International Inc. (2)	80,762	783,391

		68,261,605

COSMETICS & PERSONAL CARE—0.19%
Chattem Inc. (1) (2)	49,508	2,049,631
Elizabeth Arden Inc. (2)	37,253	871,348
Inter Parfums Inc. (1)	15,878	307,874
Parlux Fragrances Inc. (1) (2)	20,912	578,635

		3,807,488

DISTRIBUTION & WHOLESALE—1.28%
Aviall Inc. (1) (2)	114,682	3,622,804
Beacon Roofing Supply Inc. (2)	56,453	1,484,714
Bell Microproducts Inc. (2)	53,874	506,416
BlueLinx Holdings Inc.	25,212	266,743
Brightpoint Inc. (2)	19,888	441,315
Building Materials Holdings Corp.	12,687	879,082
Central European Distribution Corp. (1) (2)	46,801	1,747,081
Hughes Supply Inc.	39,340	1,105,454
Huttig Building Products Inc. (2)	13,588	148,245
LKQ Corp. (2)	48,170	1,307,816
NuCo2 Inc. (1) (2)	36,262	930,846
Owens & Minor Inc.	80,082	2,590,653
ScanSource Inc. (1) (2)	43,763	1,879,183
United Stationers Inc. (2)	36,453	1,789,842
Watsco Inc.	73,504	3,131,270
WESCO International Inc. (2)	109,933	3,449,698

		25,281,162

DIVERSIFIED FINANCIAL SERVICES—1.88%
Accredited Home Lenders Holding Co. (1) (2)	40,153	1,766,732
Advanta Corp. Class B	3,505	98,701
Archipelago Holdings Inc. (1) (2)	69,335	2,703,372
Asset Acceptance Capital Corp. (2)	30,090	779,632
Asta Funding Inc.	34,957	971,105
BKF Capital Group Inc.	22,963	870,527
Calamos Asset Management Inc. Class A (1)	78,748	2,145,096
Cohen & Steers Inc.	24,108	496,866
Collegiate Funding Services LLC (2)	49,608	723,285
CompuCredit Corp. (2)	28,254	968,547
Credit Acceptance Corp. (2)	7,115	105,942
Delta Financial Corp. (1)	1,003	9,539
Doral Financial Corp.	36,918	610,624
Encore Capital Group Inc. (2)	43,415	738,055
First Cash Inc. (2)	31,154	665,761
Gabelli Asset Management Inc. Class A	11,929	527,143
GFI Group Inc. (2)	19,678	700,537
Greenhill & Co. Inc.	40,934	1,658,236
Greg Manning Auctions Inc. (1) (2)	20,140	240,673
Harris & Harris Group Inc. (1) (2)	58,284	694,162
International Securities Exchange Inc. (2)	38,198	959,152
Lo-Jack Corp. (2)	58,632	1,029,578
MarketAxess Holdings Inc. (2)	28,897	326,536
Marlin Business Services Corp. (2)	19,978	401,558
Metris Companies Inc. (2)	19,816	286,539
Nasdaq Stock Market Inc. (The) (2)	103,410	1,950,313
National Financial Partners Corp. (1)	121,252	4,745,803
Online Resources Corp. (2)	73,365	829,758
optionsXpress Holdings Inc.	70,404	1,070,141
Portfolio Recovery Associates Inc. (1) (2)	53,327	2,240,801
Sanders Morris Harris Group Inc.	7,383	126,988
Waddell & Reed Financial Inc. Class A	199,842	3,697,077
World Acceptance Corp. (2)	64,980	1,952,649

		37,091,428

ELECTRIC—0.06%
MGE Energy Inc.	18,149	660,261
Ormat Technologies Inc.	23,903	456,547

		1,116,808

ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
Advanced Energy Industries Inc. (1) (2)	75,157	590,734
Artesyn Technologies Inc. (2)	108,387	942,967
China Energy Savings Technology Inc. (2)	3,424	34,103
Color Kinetics Inc. (2)	43,554	463,415
Energy Conversion Devices Inc. (1) (2)	80,019	1,790,825
General Cable Corp. (1) (2)	40,429	599,562
GrafTech International Ltd. (2)	143,699	617,906
Intermagnetics General Corp. (1) (2)	96,758	2,976,276
Littelfuse Inc. (1) (2)	33,452	931,638
Medis Technologies Ltd. (1) (2)	51,558	855,863
Power-One Inc. (2)	32,720	206,463
Universal Display Corp. (1) (2)	80,060	823,017
Valence Technology Inc. (1) (2)	72,614	203,319
Vicor Corp.	67,049	911,866
Wilson Greatbatch Technologies Inc. (1) (2)	62,414	1,491,695

		13,439,649

ELECTRONICS—2.61%
ADE Corp. (1) (2)	34,909	979,197
American Science & Engineering Inc. (2)	27,931	1,239,019
American Superconductor Corp. (2)	110,734	1,013,216

Badger Meter Inc.	11,604	479,245
Bei Technologies Inc. (1)	40,692	1,085,663
Benchmark Electronics Inc. (1) (2)	77,427	2,355,329
Brady Corp. Class A	71,550	2,218,050
Cogent Inc. (2)	77,045	2,199,635
CTS Corp. (1)	58,860	723,389
Cymer Inc. (1) (2)	104,271	2,747,541
Daktronics Inc.	52,302	1,046,563
Dionex Corp. (1) (2)	69,521	3,031,811
Evergreen Solar Inc. (1) (2)	133,246	856,772
Excel Technology Inc. (2)	30,706	746,156
Fargo Electronics (2)	43,861	876,781
FEI Co. (1) (2)	71,419	1,629,067
Identix Inc. (1) (2)	308,179	1,550,140
II-VI Inc. (2)	80,047	1,472,064
International DisplayWorks Inc. (2)	106,343	850,744
Intevac Inc. (2)	68,626	718,514
Ionatron Inc. (2)	81,238	697,834
Itron Inc. (2)	80,050	3,576,634
Keithley Instruments Inc.	40,033	616,909
KEMET Corp. (2)	47,583	299,773
LaBarge Inc. (2)	33,782	613,143
Measurements Specialties Inc. (1) (2)	39,907	926,241
Methode Electronics Inc.	73,741	875,306
Metrologic Instruments Inc. (1) (2)	39,442	494,603
MIPS Technologies Inc. Class A (2)	148,079	1,066,169
Molecular Devices Corp. (2)	39,897	862,972
Multi-Fineline Electronix Inc. (2)	22,910	421,544
OSI Systems Inc. (1) (2)	18,911	298,605
Paxar Corp. (2)	10,612	188,363
Photon Dynamics Inc. (1) (2)	52,261	1,077,099
Plexus Corp. (1) (2)	87,178	1,240,543
PLX Technology Inc. (1) (2)	75,936	771,510
Rogers Corp. (1) (2)	56,744	2,300,969
Sonic Solutions Inc. (1) (2)	82,989	1,543,595
Spatialight Inc. (1) (2)	97,386	552,179
Sypris Solutions Inc.	4,071	50,358
Taser International Inc. (1) (2)	209,193	2,100,298
TTM Technologies Inc. (2)	74,429	566,405
Ultralife Batteries Inc. (1) (2)	50,609	817,335
Viisage Technology Inc. (1) (2)	73,070	327,354
Watts Water Technologies Inc. Class A	9,569	320,466
X-Rite Inc.	68,548	788,987
Zoltek Companies Inc. (2)	35,568	399,429

		51,613,519

ENERGY - ALTERNATE SOURCES—0.45%
Headwaters Inc. (1) (2)	142,153	4,887,220
KFx Inc. (1) (2)	201,419	2,878,278
Pacific Ethanol Inc. (2)	5,981	59,631
Plug Power Inc. (1) (2)	152,886	1,047,269

		8,872,398

ENERGY & RELATED—0.07%
Edge Petroleum Corp. (1) (2)	4,826	75,382
Syntroleum Corp. (2)	133,524	1,369,956

		1,445,338

ENGINEERING & CONSTRUCTION—0.04%
Infrasource Services Inc. (2)	20,211	210,599
Insituform Technologies Inc. Class A (1) (2)	6,176	99,001
Perini Corp. (2)	34,348	563,994

		873,594

ENTERTAINMENT—1.12%
Alliance Gaming Corp. (1) (2)	176,339	2,472,273
Argosy Gaming Co. (2)	90,767	4,230,650
Churchill Downs Inc.	1,699	72,191
Dover Downs Gaming & Entertainment Inc.	31,747	420,965
Gaylord Entertainment Co. (2)	58,277	2,709,298
Great Wolf Resorts Inc. (2)	57,262	1,170,435
Isle of Capri Casinos Inc. (1) (2)	48,861	1,280,158
Macrovision Corp. (2)	173,549	3,911,794
Mikohn Gaming Corp. (2)	78,399	1,154,425
Pinnacle Entertainment Inc. (2)	15,152	296,373
Shuffle Master Inc. (1) (2)	122,367	3,429,947
Speedway Motorsports Inc.	11,222	410,276
Sunterra Corp. (2)	30,748	498,425

		22,057,210

ENVIRONMENTAL CONTROL—0.96%
Aleris International Inc. (1) (2)	105,362	2,375,913
American Ecology Corp.	40,632	727,313
Casella Waste Systems Inc. Class A (2)	5,628	67,536
Clean Harbors Inc. (2)	51,219	1,110,428
Darling International Inc. (1) (2)	224,105	840,394
Duratek Inc. (2)	48,366	1,121,124
Layne Christensen Co. (2)	5,246	104,212
Mine Safety Appliances Co. (1)	98,922	4,570,196
Tetra Tech Inc. (1) (2)	149,851	2,027,484
Waste Connections Inc. (2)	160,823	5,997,090

		18,941,690

FOOD—0.62%
Arden Group Inc. Class A	4,395	348,436
Flowers Foods Inc.	20,013	707,660
Gold Kist Inc. (2)	41,466	894,836
Great Atlantic & Pacific Tea Co. (2)	31,032	901,790
J&J Snack Foods Corp.	2,374	124,279
Lance Inc.	18,200	313,222
Pathmark Stores Inc. (2)	49,265	431,561
Provide Commerce Inc. (2)	26,822	579,087
Sanderson Farms Inc.	5,048	229,381
Seaboard Corp.	487	810,368
Spartan Stores Inc. (2)	44,607	654,385
Tootsie Roll Industries Inc.	31,074	908,915
United Natural Foods Inc. (1) (2)	140,560	4,268,807
Wild Oats Markets Inc. (1) (2)	99,508	1,139,367

		12,312,094

FOREST PRODUCTS & PAPER—0.08%
Deltic Timber Corp.	34,741	1,321,200
Neenah Paper Inc.	3,056	94,644
Xerium Technologies Inc. (2)	16,740	198,369

		1,614,213

GAS—0.01%
EnergySouth Inc.	1,965	54,450
New Jersey Resources Corp.	4,521	218,138

		272,588

HAND & MACHINE TOOLS—0.34%
Baldor Electric Co. (1)	84,059	2,044,315
Franklin Electric Co. Inc. (1)	76,108	2,941,574
Lincoln Electric Holdings Inc. (1)	12,802	424,386
Regal-Beloit Corp. (1)	46,498	1,355,882

		6,766,157

HEALTH CARE—0.69%
Abaxis Inc. (2)	67,399	733,301
ABIOMED Inc. (2)	63,860	546,003
America Service Group Inc. (2)	38,209	605,613
American Dental Partners Inc. (2)	13,938	340,227
CNS Inc.	49,021	1,120,130
FARO Technologies Inc. (2)	39,539	1,077,833
Flanders Corp. (2)	43,517	391,653
HealthTronics Inc. (2)	103,375	1,342,841
I-Flow Corp. (1) (2)	67,823	1,128,575
MedCath Corp. (2)	2,462	68,419
Palomar Medical Technologies Inc. (1) (2)	57,665	1,379,347
Psychiatric Solutions Inc. (1) (2)	70,271	3,422,900
Somanetics Corp. (2)	34,314	771,036
ThermoGenesis Corp. (1) (2)	161,396	702,073

		13,629,951

HEALTH CARE - PRODUCTS—5.52%
Adeza Biomedical Corp. (2)	13,556	230,181
Advanced Neuromodulation Systems Inc. (1) (2)	68,402	2,714,191
Align Technology Inc. (1) (2)	210,165	1,548,916
American Medical Systems Holdings Inc. (1) (2)	236,746	4,888,805
AngioDynamics Inc. (2)	7,389	160,637
Animas Corp. (1) (2)	42,569	857,765
Arrow International Inc. (1)	72,435	2,310,677
ArthroCare Corp. (1) (2)	83,570	2,919,936
Aspect Medical Systems Inc. (1) (2)	55,624	1,654,258
Biosite Inc. (2)	57,885	3,183,096
Bruker BioSciences Corp. (2)	100,493	400,967
Candela Corp. (1)(2)	76,112	795,370
Cantel Medical Corp. (2)	37,760	617,754
Cepheid Inc. (1) (2)	147,909	1,085,652
Cyberonics Inc. (2)	72,910	3,163,565
DexCom Inc. (2)	12,600	157,374
Diagnostic Products Corp. (1)	78,587	3,719,523
DJ Orthopedics Inc. (2)	51,850	1,422,246
Encore Medical Corp. (2)	104,639	580,746
EPIX Pharmaceuticals Inc. (1) (2)	81,957	725,319
FoxHollow Technologies Inc. (1) (2)	47,526	1,818,820
Haemonetics Corp. (2)	88,707	3,605,052
Hologic Inc. (1) (2)	68,287	2,714,408
ICU Medical Inc. (2)	27,747	892,621
Immucor Inc. (2)	156,233	4,522,945
IntraLase Corp. (2)	45,090	884,666
Intuitive Surgical Inc. (1) (2)	119,132	5,556,316
Inverness Medical Innovations Inc. (1) (2)	4,970	135,681
IRIS International Inc. (2)	55,487	987,669
Kensey Nash Corp. (1) (2)	32,709	989,120
Kyphon Inc. (1) (2)	99,603	3,465,188
Laserscope (1) (2)	68,461	2,837,024
LCA-Vision Inc.	69,718	3,378,534
Lifeline Systems Inc. (2)	41,862	1,344,607
Luminex Corp. (2)	89,533	881,005
Mentor Corp. (1)	110,767	4,594,615
Meridian Bioscience Inc.	37,656	713,581
Merit Medical Systems Inc. (2)	48,201	742,777
Micro Therapeutics Inc. (2)	41,677	165,874
Neurometrix Inc. (2)	18,921	378,988
NuVasive Inc. (2)	51,571	857,110
Oakley Inc.	67,451	1,148,691
OraSure Technologies Inc. (2)	152,823	1,526,702

PolyMedica Corp.	95,542	3,407,028
PSS World Medical Inc. (1) (2)	222,960	2,775,852
SonoSite Inc. (1) (2)	53,376	1,656,791
Stereotaxis Inc. (1) (2)	46,998	377,394
Steris Corp.	28,758	741,094
SurModics Inc. (1) (2)	52,184	2,263,220
Sybron Dental Specialties Inc. (2)	88,686	3,336,367
Symmetry Medical Inc. (2)	27,962	658,225
Thoratec Corp. (1) (2)	166,508	2,554,233
TriPath Imaging Inc. (1) (2)	104,548	894,931
Ventana Medical Systems Inc. (1) (2)	106,784	4,295,920
Viasys Healthcare Inc. (2)	18,965	428,419
Vital Images Inc. (1) (2)	42,631	765,226
Vital Sign Inc.	15,342	664,615
VNUS Medical Technologies Inc. (2)	17,928	215,674
West Pharmaceutical Services Inc.	106,506	2,987,493
Wright Medical Group Inc. (1) (2)	99,487	2,656,303
Young Innovations Inc.	16,782	626,472
Zoll Medical Corp. (2)	20,676	526,204

		109,110,433

HEALTH CARE - SERVICES—2.96%
Alliance Imaging Inc. (2)	38,216	399,739
Allied Healthcare International Inc. (2)	21,292	150,747
Amedisys Inc. (1) (2)	52,910	1,946,030
American Healthways Inc. (1) (2)	113,679	4,805,211
American Retirement Corp. (2)	94,687	1,384,324
AmSurg Corp. (1) (2)	101,724	2,816,738
Apria Healthcare Group Inc. (1) (2)	168,441	5,834,796
Beverly Enterprises Inc. (2)	375,331	4,781,717
Centene Corp. (2)	143,777	4,828,032
Genesis HealthCare Corp. (2)	3,857	178,502
Gentiva Health Services Inc. (2)	51,116	912,932
Horizon Health Corp. (2)	36,543	854,741
LabOne Inc. (1) (2)	60,279	2,399,707
Matria Healthcare Inc. (2)	55,065	1,774,745
Molina Healthcare Inc. (1) (2)	37,857	1,675,551
National Healthcare Corp.	8,905	314,436
Odyssey Healthcare Inc. (1) (2)	97,414	1,404,710
Option Care Inc. (1)	75,025	1,057,853
PainCare Holdings Inc. (2)	145,101	628,287
Pediatrix Medical Group Inc. (2)	78,508	5,773,478
Radiation Therapy Services Inc. (2)	37,420	993,501
RehabCare Group Inc. (2)	12,818	342,625
Specialty Laboratories Inc. (2)	18,327	154,130
Sunrise Senior Living Inc. (2)	53,073	2,864,881
Symbion Inc. (2)	53,335	1,272,040
U.S. Physical Therapy Inc. (2)	40,036	767,890
United Surgical Partners International Inc. (1) (2)	99,082	5,160,191
VistaCare Inc. Class A (2)	37,112	685,459
Wellcare Health Plans Inc. (2)	63,718	2,262,626

		58,425,619

HOLDING COMPANIES - DIVERSIFIED—0.29%
Resource America Inc. Class A	17,242	664,334
Walter Industries Inc.	124,264	4,995,413

		5,659,747

HOME BUILDERS—0.69%
Brookfield Homes Corp.	50,172	2,287,843
Champion Enterprises Inc. (2)	261,129	2,595,622
Comstock Homebuilding Companies Inc. Class A (2)	17,018	412,176

Fleetwood Enterprises Inc. (2)	60,909	618,226
Orleans Homebuilders Inc. (1)	5,381	126,238
Thor Industries Inc. (1)	119,000	3,740,170
William Lyon Homes Inc. (2)	1,609	156,089
Winnebago Industries Inc. (1)	114,392	3,746,338

		13,682,702

HOME FURNISHINGS—0.38%
American Woodmark Corp.	39,190	1,176,092
Bassett Furniture Industries Inc.	6,476	122,137
DTS Inc. (2)	55,010	980,828
Ethan Allen Interiors Inc. (1)	11,699	392,033
Maytag Corp.	166,245	2,603,397
Stanley Furniture Co. Inc. (1)	4,527	111,183
TiVo Inc. (1) (2)	194,795	1,301,231
Universal Electronics Inc. (2)	47,583	789,402

		7,476,303

HOUSEHOLD PRODUCTS & WARES—1.15%
Fossil Inc. (2)	165,860	3,765,022
Harland (John H.) Co. (1)	84,860	3,224,680
Jarden Corp. (1) (2)	100,156	5,400,412
Lifetime Hoan Corp. (1)	10,952	213,893
Playtex Products Inc. (1) (2)	138,240	1,487,462
Tupperware Corp. (1)	118,804	2,776,449
WD-40 Co. (1)	33,441	934,007
Yankee Candle Co. Inc. (The)	156,062	5,009,590

		22,811,515

INSURANCE—0.59%
American Equity Investment Life Holding Co. (1)	27,640	328,363
Argonaut Group Inc. (2)	50,884	1,174,912
Crawford & Co. Class B	10,604	78,682
Danielson Holding Corp. (1) (2)	368,929	4,489,866
Direct General Corp. (1)	5,431	101,071
Enstar Group Inc. (1) (2)	6,981	473,172
Hilb, Rogal & Hobbs Co. (1)	18,236	627,318
Midland Co. (The)	6,539	230,107
National Interstate Corp. (2)	14,824	297,518
Navigators Group Inc. (The) (2)	15,708	543,026
ProAssurance Corp. (2)	36,238	1,513,299
Safety Insurance Group Inc.	2,691	90,848
SeaBright Insurance Holdings (2)	714	8,161
Tower Group Inc.	10,213	159,629
Universal American Financial Corp. (1) (2)	38,960	881,275
Zenith National Insurance Corp.	9,929	673,782

		11,671,029

INTERNET—5.30%
Agile Software Corp. (1) (2)	80,641	508,038
Applied Digital Solutions Inc. (2)	210,026	690,986
aQuantive Inc. (1) (2)	194,096	3,439,381
Arbinet-thexchange Inc. (1) (2)	20,913	140,117
AsiaInfo Holdings Inc. (2)	58,022	319,701
Audible Inc. (2)	82,361	1,430,611
autobytel.com Inc. (1) (2)	86,307	416,863
Avocent Corp. (2)	147,070	3,844,410
Blue Nile Inc. (1) (2)	50,640	1,655,422
Click Commerce Inc. (2)	27,701	636,292
CMGI Inc. (2)	1,237,324	2,338,542
CNET Networks Inc. (2)	444,951	5,223,725
Cogent Communications Group Inc. (2)	22,585	149,964
Digital Insight Corp. (1) (2)	120,152	2,874,036

Digital River Inc. (1) (2)	117,733	3,738,023
Digitas Inc. (2)	305,693	3,487,957
DoubleClick Inc. (2)	311,107	2,610,188
Drugstore.com Inc. (2)	236,655	986,851
EarthLink Inc. (2)	438,232	3,795,089
eCollege.com Inc. (1) (2)	62,156	739,656
E-LOAN Inc. (2)	170,654	569,984
Entrust Inc. (2)	216,074	1,034,994
eResearch Technology Inc. (1) (2)	172,840	2,314,328
GSI Commerce Inc. (2)	105,821	1,772,502
Harris Interactive Inc. (1) (2)	119,817	583,509
HomeStore Inc. (2)	510,196	1,035,698
InfoSpace Inc. (1) (2)	87,527	2,882,264
Intermix Media Inc. (2)	90,333	756,087
Internet Security Systems Inc. (1) (2)	106,959	2,170,198
Interwoven Inc. (2)	11,494	86,550
Ipass Inc. (2)	160,063	969,982
j2 Global Communications Inc. (1) (2)	81,239	2,797,871
Keynote Systems Inc. (2)	35,159	410,306
Lionbridge Technologies Inc. (2)	150,289	1,018,959
MatrixOne Inc. (2)	16,883	84,415
Motive Inc. (2)	50,499	501,455
NetFlix Inc. (1) (2)	125,325	2,056,583
NIC Inc. (1) (2)	118,517	547,549
Nutri/System Inc. (2)	76,744	1,132,741
1-800 CONTACTS INC. (2)	28,674	555,413
1-800-FLOWERS.COM Inc. (2)	85,165	599,562
Openwave Systems Inc. (1) (2)	236,813	3,883,733
Opsware Inc. (1) (2)	254,721	1,304,172
Overstock.com Inc. (1) (2)	39,438	1,403,993
Phase Forward Inc. (2)	73,947	502,840
Priceline.com Inc. (1) (2)	86,118	2,009,133
ProQuest Co. (1) (2)	78,188	2,563,785
RealNetworks Inc. (1) (2)	398,230	1,979,203
Redback Networks Inc. (2)	46,880	299,094
RightNow Technologies Inc. (1) (2)	36,135	434,343
RSA Security Inc. (2)	64,434	739,702
S1 Corp. (1) (2)	100,849	474,999
Sapient Corp. (2)	278,444	2,208,061
Secure Computing Corp. (2)	124,737	1,357,139
SeeBeyond Technology Corp. (2)	185,543	775,570
Sohu.com Inc. (1) (2)	85,002	1,863,244
Stamps.com Inc. (1) (2)	56,517	1,059,694
Stellent Inc. (2)	34,901	261,758
SupportSoft Inc. (2)	104,029	539,911
Terremark Worldwide Inc. (2)	102,102	714,714
TIBCO Software Inc. (2)	490,174	3,205,738
Travelzoo Inc. (1) (2)	11,600	380,828
TriZetto Group Inc. (The) (2)	145,019	2,031,716
United Online Inc.	46,861	508,910
ValueClick Inc. (1) (2)	285,282	3,517,527
Vignette Corp. (2)	37,334	420,008
WebEx Communications Inc. (1) (2)	113,931	3,008,918
Websense Inc. (1) (2)	82,227	3,951,007
WebSideStory Inc. (2)	24,113	353,497

		104,660,039

INVESTMENT COMPANIES—0.04%
Gladstone Capital Corp. (1)	3,038	71,089
NGP Capital Resources Co.	26,032	388,658
Technology Investment Capital Corp.	18,112	268,058

		727,805

IRON & STEEL—0.50%
AK Steel Holding Corp. (1) (2)	375,879	2,409,384
Cleveland-Cliffs Inc. (1)	74,984	4,331,076
Gibraltar Industries Inc.	21,475	398,147
Reliance Steel & Aluminum Co.	63,788	2,364,621
Steel Technologies Inc.	21,957	371,073

		9,874,301

LEISURE TIME—0.56%
Ambassadors Group Inc.	29,379	1,092,605
Escalade Inc.	28,285	391,182
Life Time Fitness Inc. (2)	80,129	2,629,032
Marine Products Corp.	45,894	667,758
Multimedia Games Inc. (1) (2)	61,748	679,845
Nautilus Inc.	114,047	3,250,340
WMS Industries Inc. (1) (2)	72,748	2,455,245

		11,166,007

LODGING—0.21%
Ameristar Casinos Inc. (1)	68,101	1,776,755
Lakes Gaming Inc. (2)	30,912	476,045
Monarch Casino & Resort Inc. (2)	31,061	684,584
MTR Gaming Group Inc. (2)	64,894	755,366
Riviera Holdings Corp. (2)	18,640	422,196

		4,114,946

MACHINERY—1.77%
Applied Industrial Technologies Inc.	94,810	3,061,415
Astec Industries Inc. (2)	54,391	1,261,327
Bucyrus International Inc. Class A	69,610	2,643,788
Cognex Corp.	142,565	3,733,777
Global Power Equipment Group Inc. (2)	78,532	624,329
JLG Industries Inc. (1)	174,740	4,801,855
Kadant Inc. (2)	24,333	533,623
Lindsay Manufacturing Co. (1)	22,201	523,500
Manitowoc Co. Inc. (The)	87,518	3,589,988
Middleby Corp. (The) (1) (2)	17,169	907,553
Nordson Corp.	46,108	1,580,582
Presstek Inc. (1) (2)	101,252	1,146,173
Sauer-Danfoss Inc.	6,726	119,521
Stewart & Stevenson Services Inc.	76,101	1,724,449
TurboChef Technologies Inc. (2)	43,121	772,728
Unova Inc. (1) (2)	167,942	4,472,295
Wabtec Corp.	160,503	3,447,604

		34,944,507

MANUFACTURING—1.47%
Actuant Corp. Class A (1) (2)	92,003	4,410,624
Applied Films Corp. (2)	3,360	86,016
Blount International Inc. (2)	85,110	1,420,486
Ceradyne Inc. (1) (2)	54,952	1,322,695
CLARCOR Inc. (1)	132,970	3,889,373
CUNO Inc. (2)	59,159	4,226,319
ESCO Technologies Inc. (2)	37,068	3,736,454
Jacuzzi Brands Inc. (2)	262,718	2,818,964
Lancaster Colony Corp.	15,815	678,780
Matthews International Corp. Class A	109,905	4,281,899
Raven Industries Inc. (1)	54,322	1,272,221
Tredegar Corp.	57,390	895,284

		29,039,115

MEDIA—1.40%
Beasley Broadcast Group Inc. Class A (2)	24,605	356,526

Courier Corp.	13,367	513,427
Crown Media Holdings Inc. (1) (2)	48,817	460,344
Cumulus Media Inc. Class A (2)	34,822	410,203
Emmis Communications Corp. (1) (2)	22,759	402,152
Entravision Communications Corp. (2)	157,096	1,223,778
Fisher Communications Inc. (2)	13,676	646,738
Gemstar-TV Guide International Inc. (2)	843,556	3,028,366
Hollinger International Inc. (1)	202,060	2,022,621
Journal Communications Inc. Class A	11,303	189,890
Journal Register Co. (1) (2)	69,102	1,209,976
Liberty Corp.	6,940	255,461
LodgeNet Entertainment Corp. (2)	56,139	931,346
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	76,837	2,242,104
Mediacom Communications Corp. (1) (2)	210,916	1,448,993
Nelson (Thomas) Inc.	26,255	571,309
Outdoor Channel Holdings Inc. (2)	18,891	259,940
Playboy Enterprises Inc. Class B (1) (2)	71,585	926,310
Radio One Inc. Class D (2)	94,070	1,201,274
Readers Digest Association Inc. (The) (1)	291,541	4,810,427
Regent Communications Inc. (2)	43,918	257,799
Saga Communications Inc. (2)	39,525	553,350
Salem Communications Corp. Class A (2)	35,986	713,962
Sinclair Broadcast Group Inc. Class A	150,310	1,364,815
Spanish Broadcasting System Inc. Class A (1) (2)	111,561	1,114,494
Value Line Inc.	4,288	168,304
World Wrestling Entertainment Inc.	7,017	80,134
WPT Enterprises Inc. (2)	19,056	371,401

		27,735,444

METAL FABRICATE & HARDWARE—0.56%
Earle M Jorgensen Co. (2)	33,267	267,799
Kaydon Corp. (1)	51,124	1,423,803
Lawson Products Inc.	5,803	225,272
Metals USA Inc. (2)	40,536	770,995
Mueller Industries Inc. (1)	36,212	981,345
NN Inc.	48,238	611,658
NS Group Inc. (2)	76,098	2,473,946
Quanex Corp.	73,842	3,914,364
Worthington Industries Inc.	26,979	426,268

		11,095,450

METALS - DIVERSIFIED—0.04%
Dynamic Materials Corp.	8,930	345,502
Sun Hydraulics Corp.	14,999	545,814

		891,316

MINING—0.48%
AMCOL International Corp.	73,829	1,387,247
Charles & Colvard Ltd. (1)	42,328	1,039,151
Coeur d’Alene Mines Corp. (1) (2)	827,354	3,003,295
Hecla Mining Co. (1) (2)	405,147	1,847,470
Royal Gold Inc. (1)	60,037	1,207,944
Titanium Metals Corp. (1) (2)	18,572	1,054,704

		9,539,811

OFFICE & BUSINESS EQUIPMENT—0.24%
General Binding Corp. (2)	22,256	487,852
Global Imaging Systems Inc. (1) (2)	63,517	2,023,652
Imagistics International Inc. (2)	37,483	1,049,524
Navarre Corp. (1) (2)	86,140	688,689
TRM Corp. (2)	28,706	482,835

		4,732,552

OFFICE FURNISHINGS—0.07%
Interface Inc. Class A (2)	98,754	794,970
Knoll Inc.	36,966	632,488

		1,427,458

OIL & GAS—3.53%
Atlas America Inc. (1) (2)	11,846	440,553
ATP Oil & Gas Corp. (2)	62,104	1,453,234
Atwood Oceanics Inc. (2)	45,317	2,789,715
Berry Petroleum Co. Class A	47,506	2,512,117
Cabot Oil & Gas Corp.	78,415	2,721,001
Callon Petroleum Co. (2)	12,238	180,878
Carrizo Oil & Gas Inc. (2)	39,974	681,956
Cheniere Energy Inc. (2)	164,641	5,120,335
Clayton Williams Energy Inc. (1) (2)	18,865	565,761
Comstock Resources Inc. (2)	139,525	3,528,587
Crosstex Energy Inc.	21,317	1,029,611
Delta Petroleum Corp. (1) (2)	104,648	1,477,630
Encore Acquisition Co. (2)	40,368	1,655,088
Endeavour International Corp. (1) (2)	189,065	686,306
Energy Partners Ltd. (2)	13,821	362,248
Frontier Oil Corp. (1)	188,299	5,526,576
FX Energy Inc. (1) (2)	119,890	1,322,387
Gasco Energy Inc. (2)	222,994	825,078
Giant Industries Inc. (2)	30,988	1,115,568
Goodrich Petroleum Corp. (2)	34,475	709,496
Grey Wolf Inc. (1) (2)	656,069	4,861,471
Holly Corp.	63,374	2,957,665
KCS Energy Inc. (1) (2)	171,669	2,981,891
MarkWest Hydrocarbon Inc.	18,776	435,603
Mission Resources Corp. (2)	145,187	1,171,659
Parallel Petroleum Corp. (2)	108,177	957,366
Parker Drilling Co. (1) (2)	327,753	2,297,549
Penn Virginia Corp.	25,590	1,143,105
Petroleum Development Corp. (2)	54,244	1,727,671
Pioneer Drilling Co. (2)	68,364	1,043,235
Remington Oil & Gas Corp. (1) (2)	68,547	2,447,128
Spinnaker Exploration Co. (2)	15,762	559,393
St. Mary Land & Exploration Co.	152,249	4,412,176
Tipperary Corp. (2)	59,882	374,263
TODCO Class A (2)	162,329	4,166,985
Toreador Resources Corp. (2)	48,592	1,180,300
Tri-Valley Corp. (2)	75,972	1,058,290
W&T Offshore Inc.	28,865	694,781
Warren Resources Inc. (2)	63,228	660,733

		69,835,389

OIL & GAS SERVICES—2.20%
Cal Dive International Inc. (1) (2)	132,920	6,961,020
CARBO Ceramics Inc. (1)	44,770	3,535,039
Dril-Quip Inc. (2)	4,831	140,147
Global Industries Ltd. (2)	141,458	1,202,393
Gulf Island Fabrication Inc.	26,142	519,703
Hornbeck Offshore Services Inc. (2)	48,944	1,325,893
Hydril Co. LP (2)	65,047	3,535,304
Lone Star Technologies Inc. (2)	102,307	4,654,969
Lufkin Industries Inc.	40,874	1,470,647
Maverick Tube Corp. (2)	66,514	1,982,117
Newpark Resources Inc. (2)	205,831	1,543,733
Oceaneering International Inc. (2)	83,161	3,214,173
Oil States International Inc. (2)	131,297	3,304,745
RPC Inc.	25,166	425,809
Superior Energy Services Inc. (1) (2)	266,303	4,740,193

Tetra Technologies Inc. (2)	78,033	2,485,351
W-H Energy Services Inc. (2)	95,701	2,385,826

		43,427,062

PACKAGING & CONTAINERS—0.21%
Greif Inc. Class A	48,582	2,968,360
Silgan Holdings Inc.	22,153	1,245,885

		4,214,245

PHARMACEUTICALS—6.90%
Abgenix Inc. (1) (2)	307,267	2,636,351
ACADIA Pharmaceuticals Inc. (2)	54,525	458,010
Adolor Corp. (2)	135,916	1,257,223
Alkermes Inc. (1) (2)	310,749	4,108,102
Alpharma Inc. Class A	35,234	509,836
Amylin Pharmaceuticals Inc. (1) (2)	357,479	7,482,035
Andrx Corp. (2)	183,077	3,718,294
Antigenics Inc. (1) (2)	52,704	285,129
Array BioPharma Inc. (2)	111,087	699,848
AtheroGenics Inc. (1) (2)	114,577	1,830,940
AVANIR Pharmaceuticals Class A (2)	372,751	1,043,703
Bentley Pharmaceuticals Inc. (1) (2)	61,424	672,593
Bioenvision Inc. (2)	136,736	995,438
BioMarin Pharmaceutical Inc. (2)	199,259	1,492,450
Bio-Reference Laboratories Inc. (1) (2)	33,824	469,477
BioScrip Inc. (2)	30,235	181,410
Bone Care International Inc. (2)	69,018	2,275,523
Caraco Pharmaceutical Laboratories Ltd. (2)	32,175	276,062
Cell Therapeutics Inc. (1) (2)	228,851	620,186
Connetics Corp. (1) (2)	119,079	2,100,554
Conor Medsystems Inc. (2)	27,718	425,471
Corixa Corp. (2)	208,703	914,119
Cubist Pharmaceuticals Inc. (1) (2)	182,178	2,399,284
CV Therapeutics Inc. (1) (2)	124,269	2,786,111
Cypress Bioscience Inc. (2)	105,539	1,393,115
Discovery Laboratories Inc. (1) (2)	185,898	1,355,196
DOV Pharmaceutical Inc. (2)	77,812	1,451,972
Durect Corp. (1) (2)	120,520	613,447
DUSA Pharmaceuticals Inc. (2)	57,446	534,248
Eyetech Pharmaceuticals Inc. (2)	115,826	1,464,041
First Horizon Pharmaceutical Corp. (1) (2)	94,485	1,798,994
HealthExtras Inc. (1) (2)	73,002	1,465,150
Hi-Tech Pharmacal Co. (2)	17,148	546,335
Idenix Pharmaceuticals Inc. (1) (2)	43,245	937,552
Impax Laboratories Inc. (1) (2)	169,079	2,654,540
Inspire Pharmaceuticals Inc. (1) (2)	136,175	1,146,594
Introgen Therapeutics Inc. (1) (2)	61,015	392,937
Isis Pharmaceuticals Inc. (2)	179,773	702,912
ISTA Pharmaceuticals Inc. (2)	45,309	376,971
K-V Pharmaceutical Co. Class A (1) (2)	124,071	2,078,189
Ligand Pharmaceuticals Inc. Class B (2)	256,430	1,782,189
Mannatech Inc. (1)	53,421	1,016,067
MannKind Corp. (1) (2)	55,374	556,509
Marshall Edwards Inc. (1) (2)	27,368	195,408
Medarex Inc. (2)	379,200	3,158,736
Medicines Co. (The) (1) (2)	169,972	3,975,645
Medicis Pharmaceutical Corp. Class A	186,050	5,903,367
MGI Pharma Inc. (2)	245,991	5,352,764
Nabi Biopharmaceuticals (2)	202,781	3,088,355
Nastech Pharmaceutical Co. Inc. (1) (2)	60,656	863,135
Nature’s Sunshine Products Inc.	37,648	656,581
NBTY Inc. (2)	58,778	1,524,701
NeighborCare Inc. (2)	130,519	4,329,315

NeoPharm Inc. (2)	60,985	609,240
Neurocrine Biosciences Inc. (1) (2)	125,635	5,284,208
New River Pharmaceuticals Inc. (2)	20,349	610,877
NitroMed Inc. (2)	56,379	1,096,572
Northfield Laboratories Inc. (1) (2)	82,056	1,174,221
Noven Pharmaceuticals Inc. (1) (2)	81,758	1,429,130
NPS Pharmaceuticals Inc. (2)	111,552	1,266,115
Nuvelo Inc. (2)	62,060	479,724
Onyx Pharmaceuticals Inc. (1) (2)	121,620	2,904,286
Pain Therapeutics Inc. (1) (2)	98,684	666,117
Par Pharmaceutical Companies Inc. (1) (2)	89,011	2,831,440
Penwest Pharmaceuticals Co. (1) (2)	73,432	867,966
Perrigo Co.	22,973	320,244
Pharmion Corp. (2)	70,753	1,642,177
POZEN Inc. (2)	84,338	691,572
Prestige Brands Holdings Inc. (2)	27,034	527,163
Priority Healthcare Corp. Class B (1) (2)	104,550	2,651,388
Progenics Pharmaceuticals Inc. (1) (2)	59,798	1,247,386
Renovis Inc. (2)	65,098	994,046
Rigel Pharmaceuticals Inc. (1) (2)	67,930	1,353,166
Salix Pharmaceuticals Ltd. (1) (2)	126,568	2,235,191
Star Scientific Inc. (1) (2)	121,055	541,116
Tanox Inc. (2)	14,229	166,764
Threshold Pharmaceuticals Inc. (2)	18,008	148,566
Tiens Biotech Group (USA) Inc. (2)	1,827	11,711
Trimeris Inc. (2)	61,837	617,133
United Therapeutics Inc. (1) (2)	77,548	3,737,814
USANA Health Sciences Inc. (1) (2)	35,716	1,510,787
ViaCell Inc. (2)	24,435	260,233
Vicuron Pharmaceuticals Inc. (2)	208,676	5,822,060
Zymogenetics Inc. (1) (2)	91,952	1,618,355

		136,269,882

REAL ESTATE—0.42%
Bluegreen Corp. (2)	17,104	297,781
Consolidated-Tomoka Land Co.	19,650	1,689,900
HouseValues Inc. (1) (2)	21,162	382,609
Jones Lang LaSalle Inc. (2)	103,405	4,573,603
One Liberty Properties Inc.	4,721	97,772
Tarragon Corp. (2)	36,714	927,029
Trammell Crow Co. (2)	7,876	190,914
ZipRealty Inc. (2)	10,245	131,546

		8,291,154

REAL ESTATE INVESTMENT TRUSTS—2.25%
Aames Investment Corp.	19,750	191,970
Acadia Realty Trust	5,586	104,179
Alexander’s Inc. (1) (2)	6,662	1,657,173
Alexandria Real Estate Equities Inc. (1)	21,711	1,594,673
Capital Automotive REIT	90,456	3,452,706
Cousins Properties Inc.	57,264	1,693,869
DiamondRock Hospitality Co.	11,490	129,837
Digital Realty Trust Inc.	5,553	96,511
EastGroup Properties Inc.	10,174	428,427
ECC Capital Corp.	62,413	415,671
Entertainment Properties Trust	59,427	2,733,642
Equity Lifestyle Properties Inc. (1)	38,292	1,522,490
Gables Residential Trust	16,639	719,304
Getty Realty Corp.	59,948	1,660,560
Glimcher Realty Trust (1)	122,667	3,404,009
GMH Communities Trust	30,227	418,644
Inland Real Estate Corp.	159,093	2,558,215
Kilroy Realty Corp.	36,486	1,732,720

Lexington Corporate Properties Trust	14,792	359,594
MFA Mortgage Investments Inc.	19,806	147,555
Mid-America Apartment Communities Inc.	3,031	137,668
National Health Realty Inc.	3,031	56,407
Nationwide Health Properties Inc.	23,140	546,335
Omega Healthcare Investors Inc.	150,713	1,938,169
RAIT Investment Trust	43,907	1,315,015
Saul Centers Inc.	37,377	1,358,654
Sovran Self Storage Inc.	3,924	178,385
Strategic Hotel Capital Inc.	12,710	228,780
Sun Communities Inc.	28,312	1,052,923
Tanger Factory Outlet Centers Inc.	94,547	2,546,151
Taubman Centers Inc.	99,695	3,398,603
Town & Country Trust (The) (1)	60,822	1,734,035
Universal Health Realty Income Trust	9,896	377,137
Washington Real Estate Investment Trust (1)	144,039	4,494,017

		44,384,028

RETAIL—7.82%
AC Moore Arts & Crafts Inc. (1) (2)	50,309	1,590,267
Aeropostale Inc. (2)	190,547	6,402,379
AFC Enterprises Inc.	44,203	582,596
America’s Car-Mart Inc. (1) (2)	31,527	709,673
Big 5 Sporting Goods Corp.	70,298	1,995,057
Big Lots Inc. (2)	67,135	888,867
BJ’s Restaurants Inc. (2)	48,488	986,246
Bombay Co. Inc. (The) (1) (2)	29,107	165,910
Brookstone Inc. (2)	70,695	1,334,722
Buckle Inc. (The)	6,282	278,544
Buffalo Wild Wings Inc. (2)	23,312	727,334
Build-A-Bear Workshop Inc. (1) (2)	32,212	755,371
Cabela’s Inc. Class A (2)	82,669	1,765,810
Cache Inc. (1) (2)	41,495	689,647
California Pizza Kitchen Inc. (1) (2)	58,045	1,582,887
Cash America International Inc.	20,021	402,823
Casual Male Retail Group Inc. (1) (2)	91,588	669,508
Cato Corp. Class A	39,574	817,193
CEC Entertainment Inc. (2)	120,756	5,082,620
Charlotte Russe Holding Inc. (1) (2)	33,120	412,675
Children’s Place Retail Stores Inc. (The) (1) (2)	72,047	3,362,433
Christopher & Banks Corp. (1)	123,601	2,256,954
Citi Trends Inc. (2)	13,115	237,119
CKE Restaurants Inc. (1)	202,138	2,813,761
Coldwater Creek Inc. (1) (2)	122,616	3,054,365
Conn’s Inc. (2)	11,479	280,891
Cost Plus Inc. (1) (2)	39,514	985,479
CSK Auto Corp. (1) (2)	136,766	2,281,257
Deb Shops Inc.	5,046	146,183
Denny’s Corp. (2)	177,811	889,055
Design Within Reach Inc. (2)	40,101	725,828
Dress Barn Inc. (1) (2)	53,512	1,210,977
Electronics Boutique Holdings Corp. (2)	40,113	2,546,774
Finish Line Inc. (The)	131,310	2,484,385
Fred’s Inc. (1)	79,684	1,321,161
GameStop Corp. Class B (2)	155,436	4,647,536
Genesco Inc. (1) (2)	62,991	2,336,336
Goody’s Family Clothing Inc.	26,738	197,193
Guitar Center Inc. (1) (2)	88,879	5,187,867
Hibbet Sporting Goods Inc. (2)	78,049	2,953,374
Hot Topic Inc. (1) (2)	154,418	2,952,472
IHOP Corp. (1)	23,405	1,015,543
Insight Enterprises Inc. (1) (2)	22,188	447,754
Jack in the Box Inc. (2)	21,434	812,777

Jill (J.) Group Inc. (The) (1) (2)	49,768	684,310
Joseph A. Bank Clothiers Inc. (1) (2)	46,079	1,995,221
Kenneth Cole Productions Inc. Class A	28,401	883,839
Krispy Kreme Doughnuts Inc. (1) (2)	92,402	643,118
Longs Drug Stores Corp.	90,700	3,904,635
MarineMax Inc. (2)	16,944	529,500
McCormick & Schmick’s Seafood Restaurants Inc. (2)	16,916	267,104
Movie Gallery Inc.	85,749	2,266,346
New York & Co. Inc. (2)	45,229	952,523
99 Cents Only Stores (1) (2)	27,181	345,471
Nu Skin Enterprises Inc. Class A (1)	192,934	4,495,362
O’Charley’s Inc. (2)	7,747	136,812
P.F. Chang’s China Bistro Inc. (1) (2)	89,838	5,298,645
Pacific Sunwear of California Inc. (2)	258,879	5,951,628
Pantry Inc. (The) (2)	58,205	2,254,280
Papa John’s International Inc. (1) (2)	21,948	877,262
Party City Corp. (2)	29,384	352,608
Pep Boys-Manny, Moe & Jack Inc. (1)	51,265	694,128
PETCO Animal Supplies Inc. (2)	197,571	5,792,782
Pier 1 Imports Inc.	63,709	904,031
Rare Hospitality International Inc. (2)	118,076	3,597,776
Red Robin Gourmet Burgers Inc. (1) (2)	48,550	3,009,129
Regis Corp.	33,616	1,313,713
Restoration Hardware Inc. (2)	93,345	763,562
Ruby Tuesday Inc.	221,010	5,724,159
Rush Enterprises Inc. Class A (2)	69,844	931,719
School Specialty Inc. (2)	30,776	1,431,084
Select Comfort Corp. (1) (2)	124,465	2,667,285
Sharper Image Corp. (1) (2)	9,559	121,686
Sports Authority Inc. (The) (1) (2)	19,834	630,721
Stage Stores Inc. (2)	3,655	159,358
Steak n Shake Co. (The) (2)	77,851	1,449,586
Stein Mart Inc.	89,056	1,959,232
Talbots Inc. (The)	61,713	2,003,821
Texas Roadhouse Inc. Class A (1) (2)	72,102	2,505,545
Too Inc. (2)	15,922	372,097
Tractor Supply Co. (1) (2)	112,808	5,538,873
Triarc Companies Inc. Class B (1)	130,710	1,942,351
Tuesday Morning Corp. (1)	89,064	2,807,297
West Marine Inc. (1) (2)	11,992	216,576
Wet Seal Inc. Class A (1) (2)	81,862	555,434
Wilsons The Leather Experts Inc. (2)	53,666	356,342
World Fuel Services Corp. (1)	79,094	1,851,591
Zumiez Inc. (2)	10,293	300,041

		154,426,186

SAVINGS & LOANS—0.26%
Berkshire Hills Bancorp Inc.	1,336	44,516
BFC Financial Corp. Class A (2)	7,220	61,587
Charter Financial Corp. (1)	13,991	488,846
Commercial Capital Bancorp Inc.	38,183	638,038
Fidelity Bankshares Inc.	17,574	466,062
Harbor Florida Bancshares Inc. (1)	49,048	1,836,357
NASB Financial Inc.	9,378	411,225
OceanFirst Financial Corp.	2,121	47,744
PFF Bancorp Inc.	14,292	432,905
Rockville Financial Inc. (2)	3,165	38,676
Sound Federal Bancorp Inc.	20,803	336,176
Westfield Financial Inc.	11,193	271,318

		5,073,450

SEMICONDUCTORS—5.49%
Actel Corp. (2)	6,361	88,418
AMIS Holdings Inc. (2)	129,899	1,732,853
Amkor Technology Inc. (2)	224,901	1,012,055
Applied Micro Circuits Corp. (2)	421,712	1,079,583
Atmel Corp. (2)	912,600	2,162,862
ATMI Inc. (1) (2)	127,833	3,708,435
August Technology Corp. (1) (2)	63,356	738,097
Brooks Automation Inc. (1) (2)	104,750	1,555,538
Cirrus Logic Inc. (2)	276,037	1,465,756
Cohu Inc.	21,377	428,609
Credence Systems Corp. (1) (2)	98,573	892,086
Cypress Semiconductor Corp. (2)	451,836	5,688,615
Diodes Inc. (1) (2)	32,889	1,026,137
DSP Group Inc. (2)	79,849	1,905,996
EMCORE Corp. (2)	123,967	511,984
Emulex Corp. (2)	268,378	4,900,582
Exar Corp. (1) (2)	55,834	831,368
Fairchild Semiconductor International Inc. Class A (2)	102,761	1,515,725
FormFactor Inc. (2)	115,877	3,061,470
Genesis Microchip Inc. (1) (2)	62,050	1,145,443
Helix Technology Corp. (1)	61,973	823,001
Integrated Circuit Systems Inc. (2)	239,833	4,950,153
Integrated Device Technology Inc. (2)	76,974	827,471
IXYS Corp. (2)	83,747	1,187,532
Kulicke & Soffa Industries Inc. (1) (2)	143,409	1,134,365
Lattice Semiconductor Corp. (2)	113,849	505,490
Leadis Technology Inc. (2)	6,830	54,982
Mattson Technology Inc. (1) (2)	128,416	919,459
Micrel Inc. (1) (2)	214,421	2,470,130
Microsemi Corp. (1) (2)	212,025	3,986,070
Microtune Inc. (1) (2)	175,607	880,669
Monolithic Power Systems Inc. (1) (2)	57,468	510,316
Mykrolis Corp. (2)	35,065	498,274
NetLogic Microsystems Inc. (2)	35,154	623,280
OmniVision Technologies Inc. (1) (2)	196,062	2,664,483
ON Semiconductor Corp. (2)	490,257	2,255,182
Pericom Semiconductor Corp. (2)	45,231	368,180
Photronics Inc. (1) (2)	51,561	1,203,434
Pixelworks Inc. (2)	109,174	936,713
PMC-Sierra Inc. (2)	618,485	5,770,465
PortalPlayer Inc. (1) (2)	51,680	1,075,978
Power Integrations Inc. (1) (2)	101,538	2,190,175
Rambus Inc. (2)	230,792	3,087,997
Rudolph Technologies Inc. (2)	15,464	221,599
Semitool Inc. (2)	12,466	118,926
Semtech Corp. (2)	252,799	4,209,103
SigmaTel Inc. (1) (2)	122,251	2,097,827
Silicon Image Inc. (2)	272,481	2,795,655
Silicon Laboratories Inc. (2)	146,471	3,839,005
SiRF Technology Holdings Inc. (2)	120,238	2,125,808
Skyworks Solutions Inc. (2)	230,086	1,695,734
Standard Microsystems Corp. (2)	23,051	538,932
Supertex Inc. (2)	33,534	592,210
Tessera Technologies Inc. (1) (2)	150,569	5,030,510
TranSwitch Corp. (1) (2)	349,362	716,192
TriQuint Semiconductor Inc. (2)	86,687	288,668
Ultratech Inc. (1) (2)	77,488	1,418,030
Varian Semiconductor Equipment Associates Inc. (1) (2)	126,540	4,681,980
Veeco Instruments Inc. (1) (2)	51,844	844,020
Virage Logic Corp. (2)	45,507	468,722
Vitesse Semiconductor Corp. (2)	437,271	913,896

Volterra Semiconductor Corp. (1) (2)	51,361	764,765
Zoran Corp. (2)	52,582	698,815

		108,435,808

SOFTWARE—5.05%
Acxiom Corp.	301,487	6,295,049
Advent Software Inc. (2)	74,910	1,517,677
Allscripts Healthcare Solutions Inc. (1) (2)	114,903	1,908,539
Altiris Inc. (1) (2)	76,688	1,125,780
AMICAS Inc. (2)	15,719	71,207
ANSYS Inc. (2)	108,420	3,849,994
Aspen Technology Inc. (2)	150,281	781,461
Blackbaud Inc.	34,259	462,497
Blackboard Inc. (2)	62,133	1,486,221
CCC Information Services Group Inc. (2)	28,138	673,905
Computer Programs & Systems Inc.	25,783	960,932
Concur Technologies Inc. (2)	99,320	1,045,840
CSG Systems International Inc. (2)	89,664	1,701,823
Dendrite International Inc. (2)	145,770	2,011,626
Digi International Inc. (2)	64,188	761,270
Eclipsys Corp. (2)	132,353	1,862,207
eFunds Corp. (2)	111,619	2,008,026
Emageon Inc. (2)	48,332	677,131
Epicor Software Corp. (1) (2)	181,460	2,395,272
EPIQ Systems Inc. (2)	13,356	218,504
FalconStor Software Inc. (1) (2)	85,719	559,745
FileNET Corp. (2)	140,925	3,542,855
IDX Systems Corp. (1) (2)	85,593	2,579,773
Infocrossing Inc. (1) (2)	70,246	875,968
Informatica Corp. (1) (2)	299,622	2,513,829
infoUSA Inc.	113,615	1,329,296
InPhonic Inc. (1) (2)	52,151	802,082
Inter-Tel Inc.	16,000	297,760
InterVideo Inc. (2)	29,942	430,566
iVillage Inc. (1) (2)	159,927	956,363
Jupitermedia Corp. (1) (2)	70,116	1,201,087
Keane Inc. (1) (2)	18,942	259,505
Majesco Holdings Inc. (2)	53,766	351,630
ManTech International Corp. Class A (1) (2)	53,382	1,656,977
MapInfo Corp. (2)	58,380	613,574
Micromuse Inc. (2)	279,672	1,582,944
MicroStrategy Inc. Class A (1) (2)	55,820	2,960,693
Midway Games Inc. (1) (2)	62,758	687,828
MRO Software Inc. (2)	6,736	98,413
Niku Corp. (2)	31,485	652,684
Open Solutions Inc. (1) (2)	58,897	1,196,198
Packeteer Inc. (2)	117,261	1,653,380
Parametric Technology Corp. (2)	931,435	5,942,555
PDF Solutions Inc. (2)	62,195	815,998
Per-Se Technologies Inc. (1) (2)	74,833	1,572,990
Pinnacle Systems Inc. (2)	152,239	837,315
Progress Software Corp. (2)	127,585	3,846,688
QAD Inc.	28,183	217,009
Quality Systems Inc.	25,993	1,231,548
Quest Software Inc. (1) (2)	186,434	2,541,095
Renaissance Learning Inc.	26,551	538,985
ScanSoft Inc. (1) (2)	179,642	679,047
Schawk Inc.	23,672	591,800
SeaChange International Inc. (2)	53,616	376,384
SERENA Software Inc. (2)	95,575	1,844,598
SPSS Inc. (2)	57,412	1,102,885
SS&C Technologies Inc.	54,995	1,742,242
SSA Global Technologies Inc. (2)	20,597	247,164

THQ Inc. (1) (2)	109,169	3,195,377
TradeStation Group Inc. (1) (2)	70,685	606,477
Transaction Systems Architects Inc. Class A (2)	129,852	3,198,255
Trident Microsystems Inc. (1) (2)	86,599	1,964,931
Ulticom Inc. (2)	5,111	54,228
VeriFone Holdings Inc. (2)	58,196	945,685
Verint Systems Inc. (2)	45,242	1,454,983
Wind River Systems Inc. (2)	244,013	3,826,124
Witness Systems Inc. (1) (2)	92,300	1,682,629

		99,675,103

STORAGE & WAREHOUSING—0.09%
Mobile Mini Inc. (1) (2)	50,601	1,744,722

		1,744,722

TELECOMMUNICATION EQUIPMENT—0.14%
Endwave Corp. (1) (2)	23,129	1,100,940
Glenayre Technologies Inc. (2)	85,021	320,529
Novatel Wireless Inc. (1) (2)	100,446	1,252,562

		2,674,031

TELECOMMUNICATIONS—3.97%
ADTRAN Inc.	225,455	5,589,029
Aeroflex Inc. (2)	18,868	158,491
Airspan Networks Inc. (2)	80,179	444,993
Alaska Communications Systems Group Inc.	43,190	428,013
Anixter International Inc. (2)	52,315	1,944,549
Applied Signal Technology Inc. (1)	37,230	708,859
Arris Group Inc. (2)	301,140	2,622,929
Aspect Communications Corp. (2)	87,358	981,030
Atheros Communications Inc. (2)	115,997	934,936
C-COR Inc. (1) (2)	108,733	744,821
Centennial Communications Corp. (2)	25,196	349,720
Commonwealth Telephone Enterprises Inc. (1)	39,711	1,664,288
CommScope Inc. (1) (2)	78,047	1,358,798
Comtech Telecommunications Corp. (1) (2)	74,151	2,419,547
Ditech Communications Corp. (2)	67,947	440,976
Dobson Communications Corp. Class A (1) (2)	383,716	1,634,630
Essex Corp. (2)	58,467	1,337,725
Extreme Networks Inc. (2)	295,892	1,213,157
Finisar Corp. (1) (2)	322,379	338,498
Foundry Networks Inc. (2)	265,666	2,292,698
GlobeTel Communications Corp. (2)	71,341	199,041
Golden Telecom Inc. (1)	45,286	1,389,374
Harmonic Inc. (1) (2)	253,814	1,225,922
Hungarian Telephone and Cable Corp. (2)	12,581	216,393
Hypercom Corp. (2)	130,944	847,208
InterDigital Communications Corp. (1) (2)	184,092	3,221,610
Intrado Inc. (1) (2)	47,017	703,374
Ixia (2)	112,494	2,186,883
JAMDAT Mobile Inc. (1) (2)	41,105	1,137,786
MRV Communications Inc. (1) (2)	233,127	505,886
NETGEAR Inc. (2)	108,912	2,025,763
Newport Corp. (2)	9,701	134,456
North Pittsburgh Systems Inc.	52,400	1,024,944
Plantronics Inc.	168,225	6,116,661
Polycom Inc. (2)	171,899	2,563,014
Premiere Global Services Inc. (2)	246,554	2,783,595
RF Micro Devices Inc. (1) (2)	103,257	560,686
SafeNet Inc. (1) (2)	37,691	1,283,755
SBA Communications Corp. (1) (2)	220,817	2,981,030
Shenandoah Telecommunications Co.	3,269	129,943
Sonus Networks Inc. (2)	850,640	4,066,059

SpectraLink Corp.	67,368	708,711
Symmetricom Inc. (1) (2)	157,747	1,635,836
Syniverse Holdings Inc. (2)	59,338	830,732
Tekelec (1) (2)	183,415	3,081,372
Telkonet Inc. (2)	119,175	587,533
Terayon Communication Systems Inc. (2)	259,408	801,571
UbiquiTel Inc. (1) (2)	262,540	2,142,326
UTStarcom Inc. (1) (2)	203,065	1,520,957
Valor Communications Group Inc.	58,706	810,143
Viasat Inc. (1) (2)	74,829	1,521,274
Westell Technologies Inc. Class A (2)	185,045	1,106,569
Wireless Facilities Inc. (1) (2)	108,023	683,786

		78,341,880

TEXTILES—0.01%
Innovo Group Inc. (2)	83,856	179,452

		179,452

TOYS, GAMES & HOBBIES—0.07%
Jakks Pacific Inc. (2)	16,704	320,884
LeapFrog Enterprises Inc. (1) (2)	8,548	96,592
RC2 Corp. (2)	23,989	901,267

		1,318,743

TRANSPORTATION—1.93%
ABX Air Inc. (2)	116,589	950,200
Arkansas Best Corp.	11,727	373,036
Covenant Transport Inc. Class A (2)	1,001	13,213
Dynamex Inc. (2)	38,953	663,759
EGL Inc. (1) (2)	93,066	1,891,101
Florida East Coast Industries Inc. (1)	111,070	4,809,331
Forward Air Corp. (1)	100,054	2,828,527
Genesee & Wyoming Inc. Class A (2)	73,937	2,011,826
Heartland Express Inc.	155,684	3,024,940
Hub Group Inc. Class A (2)	66,667	1,670,008
Kansas City Southern Industries Inc. (1) (2)	133,926	2,702,627
Kirby Corp. (1) (2)	69,920	3,153,392
Knight Transportation Inc. (1)	131,322	3,195,064
Maritrans Inc.	25,627	693,210
Old Dominion Freight Line Inc. (2)	64,258	1,724,042
Overnite Corp.	63,403	2,725,061
P.A.M. Transportation Services Inc. (2)	10,924	183,632
Pacer International Inc. (2)	127,936	2,787,725
RailAmerica Inc. (2)	48,950	582,505
Seabulk International Inc. (2)	13,895	295,269
SIRVA Inc. (2)	36,678	312,130
U.S. Xpress Enterprises Inc. Class A (2)	10,319	122,899
Universal Truckload Services Inc. (2)	18,208	307,533
USA Truck Inc. (2)	9,429	233,368
Werner Enterprises Inc. (1)	43,410	852,572

		38,106,970

TRUCKING & LEASING—0.05%
AMERCO	7,282	389,951
Greenbrier Companies Inc. (The)	20,838	564,710

		954,661

WATER—0.03%
Connecticut Water Service Inc. (1)	14,888	372,051
SJW Corp.	4,195	197,207

		569,258

TOTAL COMMON STOCKS (Cost: $1,867,840,527)		1,973,972,399

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.68%
COMMERCIAL PAPER (3)—7.72%
Alpine Securitization Corp.
3.29%, 08/08/05	$803,346	800,552
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	5,397,574	5,386,671
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	12,317,971	12,294,782
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	1,338,910	1,333,998
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	5,094,418	5,085,831
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	2,677,820	2,675,499
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	1,034,013	1,033,568
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	964,176	963,163
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	2,677,820	2,673,069
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	3,352,952	3,347,722
Charta LLC
3.31%, 08/11/05 (4)	4,016,730	4,001,588
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	2,517,151	2,515,057
Dexia Delaware LLC
3.04%, 07/01/05	3,550,789	3,550,789
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	2,008,365	1,996,703
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	4,430,373	4,411,853
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	7,102,837	7,090,572
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	535,564	533,681
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	2,900,293	2,895,469
General Electric Capital Corp.
2.74%, 07/07/05	1,338,910	1,338,299
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	2,543,929	2,540,492
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	8,917,140	8,879,446
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	8,100,057	8,088,101
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	1,338,910	1,338,910
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	3,918,668	3,915,183
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	5,114,636	5,108,449
Nordea North America Inc.
2.74%, 07/11/05	1,338,910	1,337,891

Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	5,328,861	5,318,769
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	1,339,981	1,339,981
Polonius Inc.
3.15%, 07/11/05 (4)	1,874,474	1,872,834
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	8,710,118	8,704,419
Santander Central Hispano
2.75%, 07/08/05	3,347,275	3,345,488
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	4,790,325	4,780,975
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	9,739,231	9,713,011
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	8,718,955	8,709,805
Three Pillars Funding Corp.
3.30%, 07/28/05	389,382	388,418
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	5,221,749	5,221,749
UBS Finance Delaware LLC
3.03%, 07/01/05	4,016,730	4,016,730
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	2,329,703	2,324,509
Yorktown Capital LLC
3.15%, 07/13/05	1,556,376	1,554,741

		152,428,767

FLOATING RATE NOTES (3)—13.03%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	4,980,745	4,980,777
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	6,560,659	6,560,711
American Express Centurion Bank
3.29%, 06/29/06	1,071,128	1,071,128
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	7,631,787	7,632,701
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	1,740,583	1,740,583
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	1,740,583	1,740,344
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	13,763,994	13,763,859
BMW US Capital LLC
3.19%, 07/14/06 (4)	2,677,820	2,677,820
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	9,104,587	9,103,734
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	10,015,046	10,014,415
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	669,455	669,455
Credit Suisse First Boston
3.15%, 05/09/06	2,677,820	2,677,820
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	8,033,460	8,033,007
DEPFA Bank PLC
3.42%, 03/15/06	2,677,820	2,677,820
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	6,480,324	6,480,563
Fairway Finance LLC
3.21%, 10/20/05	1,071,128	1,071,112
Fifth Third Bancorp
3.26%, 04/21/06 (4)	5,355,640	5,355,640

Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	1,874,474	1,874,536
General Electric Capital Corp.
3.28%, 07/07/06	1,205,019	1,206,318
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	384,674	384,674
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	3,079,493	3,079,493
Hartford Life Global Funding Trust
3.21%, 07/15/06	2,677,820	2,677,820
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	8,033,460	8,033,460
HSBC Bank USA N.A.
3.57%, 05/04/06	937,237	937,877
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	11,782,407	11,782,458
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	2,811,711	2,811,711
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	10,443,497	10,445,020
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	4,016,730	4,016,730
Marshall & Ilsley Bank
3.36%, 02/20/06	2,677,820	2,679,876
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	4,016,730	4,016,730
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	4,016,730	4,016,435
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	9,907,933	9,909,283
Norddeutsche Landesbank
3.11%, 07/27/05	2,677,820	2,677,753
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	8,033,460	8,033,460
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	10,309,606	10,309,607
Principal Life Income Funding Trusts
3.21%, 05/10/06	2,008,365	2,008,461
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	7,598,314	7,596,176
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	1,472,801	1,472,627
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	15,290,351	15,290,762
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	2,677,820	2,677,820
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	4,150,621	4,149,692
SunTrust Bank
3.17%, 04/28/06	4,016,730	4,016,730
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	9,184,922	9,184,355
Toronto-Dominion Bank
3.81%, 06/20/06	3,347,275	3,347,592
UniCredito Italiano SpA
3.34%, 06/14/06	3,481,166	3,479,989
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	6,906,537	6,906,537
Wells Fargo & Co.
3.19%, 07/14/06 (4)	1,338,910	1,339,058
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	8,970,696	8,970,347

White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	8,997,475	8,997,166
Winston Funding Ltd.
3.23%, 07/23/05 (4)	1,911,963	1,911,963
World Savings Bank
3.13%, 09/09/05	937,237	937,219

		257,431,224

MONEY MARKET FUNDS—0.74%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	10,711,279	10,711,279
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	2,470,137	2,470,137
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	387,902	387,902
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	938,726	938,726

		14,508,044

REPURCHASE AGREEMENTS (3)—4.74%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $45,485,898 and effective yields of 3.40% - 3.44%. (7)	$45,481,565	45,481,565
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $34,814,977 and effective yields of 3.43% - 3.44%. (7)	34,811,658	34,811,658
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $13,390,364 and an effective yield of 3.40%. (7)	13,389,099	13,389,099

		93,682,322

TIME DEPOSITS (3)—2.25%
American Express Centurion Bank
3.08%, 07/01/05	2,008,365	2,008,365
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,677,820	2,677,820
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	3,748,948	3,748,948
Credit Suisse First Boston
3.16%, 07/13/05	1,338,910	1,338,910
Deutsche Bank AG
3.31%, 07/01/05	110,112	110,112
HBOS Treasury Services PLC
3.39%, 12/14/05	1,606,692	1,606,692
Key Bank N.A.
3.34%, 07/01/05	8,033,460	8,033,460
Natexis Banques
2.98%, 08/18/05	2,677,820	2,677,820
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	4,820,076	4,819,956
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,142,256	2,142,242
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,874,474	1,874,448

US Bank N.A.
3.12%, 07/08/05	2,677,820	2,677,820
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	8,033,460	8,033,460
Wells Fargo Bank N.A.
3.04%, 07/01/05	2,677,820	2,677,820

		44,427,873

U.S. GOVERNMENT AGENCY NOTES (3)—0.20%
Federal National Mortgage Association
2.33%, 07/22/05	4,016,730	4,011,282

		4,011,282

TOTAL SHORT-TERM INVESTMENTS (Cost: $566,489,512)		566,489,512

TOTAL INVESTMENTS IN SECURITIES — 128.61% (Cost: $2,434,330,039) (8)		2,540,461,911
Other Assets, Less Liabilities — (28.61%)		(565,120,021)

NET ASSETS — 100.00%		$1,975,341,890

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $2,476,889,466. Net unrealized appreciation aggregated $63,572,445, of which $157,195,236 represented gross unrealized appreciation on securities and $93,622,791 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.83%
ADVERTISING—0.10%
Catalina Marketing Corp. (1)	99,435	$2,526,643
ValueVision Media Inc. Class A (2)	35,820	430,198

		2,956,841

AEROSPACE & DEFENSE—1.28%
AAR Corp. (1) (2)	59,214	930,252
Armor Holdings Inc. (2)	170,485	6,752,911
Curtiss-Wright Corp. (1)	98,648	5,322,060
DRS Technologies Inc. (1)	71,802	3,682,007
Esterline Technologies Corp. (2)	123,951	4,967,956
HEICO Corp. (1)	22,343	523,050
Herley Industries Inc. (1) (2)	59,341	1,082,380
Kaman Corp. Class A	108,798	1,962,716
Moog Inc. Class A (2)	147,528	4,645,657
Orbital Sciences Corp. (1) (2)	196,749	1,947,815
Sequa Corp. Class A (2)	30,988	2,050,476
Teledyne Technologies Inc. (2)	9,462	308,272
Triumph Group Inc. (1) (2)	78,057	2,713,261

		36,888,813

AGRICULTURE—0.42%
Alliance One International Inc.	425,404	2,556,678
Delta & Pine Land Co. (1)	64,474	1,615,718
Universal Corp. (1)	126,539	5,539,877
Vector Group Ltd.	122,479	2,274,435

		11,986,708

AIRLINES—0.44%
Alaska Air Group Inc. (1) (2)	133,595	3,974,451
Delta Air Lines Inc. (1) (2)	252,103	947,907
Frontier Airlines Inc. (1) (2)	145,826	1,506,383
MAIR Holdings Inc. (1) (2)	59,607	526,926
Mesa Air Group Inc. (1) (2)	74,883	502,465
Northwest Airlines Corp. (1) (2)	175,241	799,099
Republic Airways Holdings Inc. (2)	45,260	654,007
SkyWest Inc.	197,231	3,585,660

		12,496,898

APPAREL—0.75%
Deckers Outdoor Corp. (2)	8,591	211,339
Gymboree Corp. (2)	95,813	1,308,806
Hartmarx Corp. (2)	126,639	1,275,255
Kellwood Co. (1)	136,440	3,670,236
K-Swiss Inc. Class A	21,635	699,676
Oxford Industries Inc.	23,302	1,003,151
Perry Ellis International Inc. (2)	46,505	1,087,752
Phillips-Van Heusen Corp. (1)	15,912	520,163
Russell Corp. (1)	161,742	3,307,624

Skechers U.S.A. Inc. Class A (2)	88,572	1,263,037
Steven Madden Ltd. (1) (2)	63,769	1,132,537
Stride Rite Corp.	177,868	2,452,800
Warnaco Group Inc. (The) (1) (2)	99,946	2,323,744
Wolverine World Wide Inc.	54,266	1,302,927

		21,559,047

AUTO MANUFACTURERS—0.06%
Noble International Ltd.	10,565	248,806
R & B Inc. (2)	48,725	684,099
Titan International Inc.	57,834	808,519

		1,741,424

AUTO PARTS & EQUIPMENT—1.46%
Accuride Corp. (2)	28,754	305,655
Aftermarket Technology Corp. (1) (2)	104,634	1,823,771
American Axle & Manufacturing Holdings Inc.	211,576	5,346,526
ArvinMeritor Inc.	346,126	6,157,582
Bandag Inc.	55,301	2,546,611
Commercial Vehicle Group Inc. (2)	41,780	741,595
Cooper Tire & Rubber Co. (1)	315,823	5,864,833
Hayes Lemmerz International Inc. (2)	185,905	1,323,644
Keystone Automotive Industries Inc. (2)	26,735	661,157
Modine Manufacturing Co.	171,806	5,594,003
Standard Motor Products Inc.	73,102	964,946
Strattec Security Corp. (2)	18,576	1,011,649
Superior Industries International Inc. (1)	108,922	2,581,451
Tenneco Automotive Inc. (2)	214,254	3,565,187
Visteon Corp.	590,536	3,560,932

		42,049,542

BANKS—12.39%
ABC Bancorp	58,173	1,051,768
ACE Cash Express Inc. (2)	55,774	1,425,583
Alabama National Bancorp (1)	66,903	4,373,449
AMCORE Financial Inc.	104,062	3,109,373
Amegy Bancorporation Inc. (1)	223,786	5,008,331
AmericanWest Bancorporation (2)	50,987	1,017,191
Arrow Financial Corp.	9,481	263,951
Banc Corp. (The) (2)	65,702	695,127
BancFirst Corp. (1)	19,302	1,679,081
Bancorp Inc. (The) (2)	44,486	775,836
BancorpSouth Inc. (1)	386,142	9,112,951
BancTrust Financial Group Inc.	45,962	897,638
Bank of Granite Corp.	64,825	1,240,750
Banner Corp.	51,485	1,442,095
Boston Private Financial Holdings Inc. (1)	127,742	3,219,098
Camden National Corp.	30,068	984,727
Capital City Bank Group Inc. (1)	45,688	1,845,795
Capital Corp of the West	38,033	1,055,416
Capital Crossing Bank (2)	20,341	693,628
Capitol Bancorp Ltd.	61,225	2,057,772
Cardinal Financial Corp. (2)	79,418	745,735
Cathay General Bancorp	75,541	2,546,487
Central Coast Bancorp (2)	25,310	458,111
Central Pacific Financial Corp.	149,913	5,336,903
Chemical Financial Corp. (1)	123,809	4,099,316
Chittenden Corp. (1)	229,083	6,231,058
Citizens & Northern Corp. (1)	40,302	1,259,034
Citizens Banking Corp. (1)	213,132	6,440,849
City Bank	38,232	1,185,957
City Holding Co.	67,211	2,454,546
Columbia Bancorp	19,624	715,295

Columbia Banking System Inc.	76,867	1,892,466
Community Bancorp (2)	1,191	36,945
Community Bank System Inc. (1)	149,146	3,637,671
Community Banks Inc. (1)	52,831	1,369,380
Community Trust Bancorp Inc.	73,069	2,390,818
Corus Bankshares Inc.	18,969	1,052,590
CVB Financial Corp. (1)	50,338	990,652
EuroBancshares Inc. (2)	10,160	163,068
Farmers Capital Bank Corp.	29,863	1,034,454
Financial Institutions Inc.	44,341	799,025
First BanCorp (Puerto Rico)	154,790	6,214,818
First Bancorp Inc. (North Carolina) (1)	55,907	1,237,222
First Charter Corp. (1)	149,285	3,279,791
First Citizens BancShares Inc. Class A	29,625	4,282,294
First Commonwealth Financial Corp. (1)	345,457	4,732,761
First Community Bancorp	64,307	3,054,582
First Community Bancshares Inc. (1)	49,463	1,607,547
First Financial Bancorp (1)	173,146	3,272,459
First Financial Bankshares Inc. (1)	84,430	2,857,111
First Financial Corp.	66,254	1,903,477
First Indiana Corp.	52,518	1,558,209
First Merchants Corp.	90,889	2,258,592
First Midwest Bancorp Inc.	127,774	4,493,812
First Oak Brook Bancshares Inc. Class A	32,473	916,388
First Republic Bank	94,365	3,333,916
1st Source Corp.	57,520	1,319,507
First State Bancorp	62,620	1,207,940
FNB Corp. (Pennsylvania) (1)	277,810	5,458,966
FNB Corp. (Virginia)	35,739	1,000,692
Fremont General Corp.	320,350	7,794,115
Frontier Financial Corp.	89,399	2,258,219
GB&T Bancshares Inc. (1)	62,265	1,479,416
Glacier Bancorp Inc.	96,337	2,517,286
Gold Bancorp Inc.	192,369	2,798,969
Great Southern Bancorp Inc. (1)	26,816	839,073
Greater Bay Bancorp (1)	252,578	6,660,482
Greene County Bancshares Inc.	31,998	874,185
Hancock Holding Co. (1)	131,465	4,522,396
Hanmi Financial Corp. (1)	135,834	2,268,428
Harleysville National Corp.	62,381	1,444,744
Heartland Financial USA Inc.	52,030	1,016,146
Heritage Commerce Corp.	22,038	404,618
Hudson United Bancorp	143,481	5,179,664
IBERIABANK Corp.	37,653	2,319,801
Independent Bank Corp. (Massachusetts)	75,642	2,133,861
Independent Bank Corp. (Michigan)	85,512	2,431,961
Integra Bank Corp. (1)	75,317	1,703,671
Interchange Financial Services Corp. (1)	83,982	1,541,070
Irwin Financial Corp. (1)	89,416	1,984,141
KNBT Bancorp Inc.	161,623	2,438,891
Lakeland Bancorp Inc. (1)	85,489	1,334,483
Lakeland Financial Corp.	29,057	1,182,039
Main Street Banks Inc. (1)	70,295	1,789,711
MainSource Financial Group Inc. (1)	58,088	1,050,812
MB Financial Inc. (1)	63,135	2,514,667
MBT Financial Corp.	50,537	972,837
Mercantile Bank Corp.	6,886	302,777
Mid-State Bancshares (1)	112,537	3,125,152
Midwest Banc Holdings Inc. (1)	41,773	805,801
National Penn Bancshares Inc. (1)	170,154	4,250,447
NBC Capital Corp.	34,006	827,706
NBT Bancorp Inc. (1)	159,262	3,764,954
NewAlliance Bancshares Inc.	287,232	4,035,610

Northern Empire Bancshares (1) (2)	27,548	852,335
Old National Bancorp (1)	337,176	7,215,566
Omega Financial Corp.	61,940	1,923,237
Oriental Financial Group Inc.	104,095	1,588,490
Origen Financial Inc.	84,286	623,716
Pacific Capital Bancorp	112,797	4,182,513
Park National Corp.	49,089	5,424,335
Peapack-Gladstone Financial Corp.	9,736	269,687
Peoples Bancorp Inc.	45,949	1,229,136
Placer Sierra Bancshares	20,536	560,017
PremierWest Bancorp (2)	29,113	431,455
Prosperity Bancshares Inc. (1)	105,102	3,006,968
Provident Bankshares Corp. (1)	162,812	5,195,331
R&G Financial Corp. Class B	136,755	2,419,196
Renasant Corp. (1)	50,992	1,568,514
Republic Bancorp Inc. (1)	325,358	4,873,863
Republic Bancorp Inc. Class A	35,597	772,811
Royal Bancshares of Pennsylvania Class A	22,237	528,129
S&T Bancorp Inc. (1)	102,428	3,697,651
Sandy Spring Bancorp Inc. (1)	62,994	2,206,680
Santander BanCorp	26,062	653,114
SCBT Financial Corp.	39,529	1,251,093
Seacoast Banking Corp. of Florida (1)	33,662	662,805
Security Bank Corp. (1)	41,685	954,586
Sierra Bancorp	7,873	178,560
Signature Bank (2)	46,943	1,145,409
Simmons First National Corp. Class A	70,590	1,913,695
Southside Bancshares Inc.	21,225	435,113
Southwest Bancorp Inc.	66,807	1,368,207
State Bancorp Inc.	38,077	861,302
State Financial Services Corp. Class A	4,995	201,099
Sterling Bancorp	75,059	1,602,510
Sterling Bancshares Inc.	222,299	3,458,972
Sterling Financial Corp. (Pennsylvania)	125,596	2,676,451
Summit Bancshares Inc.	27,043	467,844
Summit Financial Group Inc.	25,165	822,644
Sun Bancorp Inc. (New Jersey) (2)	55,280	1,142,638
Susquehanna Bancshares Inc. (1)	230,369	5,664,774
SY Bancorp Inc. (1)	33,546	766,526
Taylor Capital Group Inc.	19,879	780,251
Texas Regional Bancshares Inc. Class A	171,217	5,218,694
Tompkins Trustco Inc.	31,129	1,350,999
TriCo Bancshares	53,339	1,191,593
Trustmark Corp. (1)	233,401	6,829,313
UMB Financial Corp. (1)	76,749	4,376,995
Umpqua Holdings Corp.	219,570	5,168,678
Union Bankshares Corp.	42,988	1,660,197
United Bancshares Inc.	184,720	6,577,879
United Community Banks Inc. (1)	131,474	3,420,953
United Security Bancshares Inc.	2,108	64,842
Unizan Financial Corp.	108,596	2,909,287
USB Holding Co. Inc.	50,954	1,192,324
Virginia Financial Group Inc. (1)	35,148	1,233,343
W Holding Co. Inc.	539,591	5,514,620
Washington Trust Bancorp Inc. (1)	52,500	1,452,675
WesBanco Inc. (1)	111,568	3,349,271
West Coast Bancorp (1)	72,668	1,773,826
Westamerica Bancorp	66,574	3,515,773
Western Sierra Bancorp (1) (2)	25,371	858,808
Wintrust Financial Corp. (1)	15,790	826,606
Yardville National Bancorp	19,649	702,452

		356,114,488

BEVERAGES—0.06%
Boston Beer Co. Inc. Class A (2)	11,790	264,568
Coca-Cola Bottling Co. Consolidated	9,034	456,578
Farmer Brothers Co.	33,038	735,426
National Beverage Corp. (2)	25,258	201,559

		1,658,131

BIOTECHNOLOGY—1.01%
Applera Corp. - Celera Genomics Group (2)	362,348	3,974,958
Arena Pharmaceuticals Inc. (2)	173,085	1,180,440
ArQule Inc. (2)	154,783	1,002,994
Bio-Rad Laboratories Inc. Class A (2)	86,859	5,142,921
Cambrex Corp.	129,651	2,469,852
Cell Genesys Inc. (1) (2)	38,911	208,174
Diversa Corp. (2)	35,308	183,955
Enzon Pharmaceuticals Inc. (2)	87,502	567,013
Maxygen Inc. (1) (2)	125,213	858,961
Nanogen Inc. (2)	234,385	900,038
Regeneron Pharmaceuticals Inc. (1) (2)	170,578	1,431,149
Savient Pharmaceuticals Inc. (2)	298,354	1,315,741
Seattle Genetics Inc. (1) (2)	66,434	356,086
Serologicals Corp. (1) (2)	74,809	1,589,691
Vertex Pharmaceuticals Inc. (1) (2)	467,397	7,870,965

		29,052,938

BUILDING MATERIALS—1.02%
Apogee Enterprises Inc.	103,877	1,596,589
Comfort Systems USA Inc. (2)	193,618	1,274,006
Genlyte Group Inc. (The) (1) (2)	92,961	4,530,919
Lennox International Inc.	71,062	1,504,383
LSI Industries Inc. (1)	97,189	1,354,815
Mestek Inc. (2)	14,550	370,879
NCI Building Systems Inc. (2)	34,003	1,115,298
Texas Industries Inc.	111,968	6,295,961
Universal Forest Products Inc.	78,284	3,244,872
York International Corp. (1)	207,177	7,872,726

		29,160,448

CHEMICALS—2.20%
Arch Chemicals Inc. (1)	116,115	2,898,230
Cabot Microelectronics Corp. (2)	19,386	562,000
Ferro Corp. (1)	205,928	4,089,730
Fuller (H.B.) Co.	142,286	4,846,261
Georgia Gulf Corp.	82,643	2,566,065
Grace (W.R.) & Co. (1) (2)	178,042	1,386,947
Great Lakes Chemical Corp.	192,973	6,072,860
Hercules Inc. (2)	225,870	3,196,060
Minerals Technologies Inc. (1)	101,275	6,238,540
NewMarket Corp. (2)	83,555	1,235,778
NL Industries Inc.	17,794	273,850
Octel Corp.	61,219	1,101,942
Olin Corp. (1)	187,121	3,413,087
OM Group Inc. (2)	139,954	3,455,464
Pioneer Companies Inc. (2)	30,017	660,074
PolyOne Corp. (2)	451,233	2,987,162
Schulman (A.) Inc. (1)	150,652	2,695,164
Sensient Technologies Corp. (1)	233,398	4,810,333
Spartech Corp. (1)	158,229	2,816,476
Stepan Co.	25,841	571,086
Terra Industries Inc. (2)	456,570	3,109,242
UAP Holding Corp.	53,302	884,813
Wellman Inc. (1)	159,313	1,623,399
Westlake Chemical Corp.	66,071	1,618,739

		63,113,302

COAL—0.08%
Foundation Coal Holdings Inc.	51,973	1,348,180
James River Coal Co. (2)	26,217	908,419

		2,256,599

COMMERCIAL SERVICES—3.90%
ABM Industries Inc. (1)	194,001	3,783,019
Albany Molecular Research Inc. (2)	116,660	1,633,240
Alderwoods Group Inc. (2)	196,995	2,830,818
Arbitron Inc.	43,383	1,861,131
Banta Corp.	122,518	5,557,416
BearingPoint Inc. (2)	905,665	6,638,524
Bowne & Co. Inc. (1)	100,056	1,446,810
CDI Corp. (1)	28,866	632,743
Central Parking Corp.	98,511	1,354,526
Century Business Services Inc. (2)	298,529	1,209,042
Clark Inc. (1)	67,650	969,424
Coinstar Inc. (2)	111,441	2,528,596
Consolidated Graphics Inc. (2)	7,874	321,023
Corrections Corp. of America (1) (2)	61,143	2,399,863
CorVel Corp. (2)	14,092	353,991
Cross Country Healthcare Inc. (1) (2)	121,300	2,062,100
Dollar Thrifty Automotive Group Inc. (1) (2)	124,240	4,718,635
Electro Rent Corp. (2)	88,123	1,281,308
Exponent Inc. (1) (2)	35,637	1,018,505
First Advantage Corp. Class A (2)	5,113	119,184
Forrester Research Inc. (2)	50,025	891,946
FTI Consulting Inc. (1) (2)	180,999	3,782,879
Gartner Inc. Class A (2)	44,386	471,379
Geo Group Inc. (The) (2)	43,429	1,087,896
Heidrick & Struggles International Inc. (2)	27,650	721,112
Hooper Holmes Inc.	320,377	1,329,565
Hudson Highland Group Inc. (2)	14,919	232,587
Kelly Services Inc. Class A (1)	90,025	2,578,316
Kforce Inc. (2)	43,871	371,149
Landauer Inc.	15,962	828,587
Magellan Health Services Inc. (2)	118,190	4,173,289
MAXIMUS Inc.	94,103	3,320,895
MoneyGram International Inc.	73,353	1,402,509
Monro Muffler Brake Inc. (2)	20,615	608,349
MPS Group Inc. (2)	314,733	2,964,785
NCO Group Inc. (1) (2)	157,693	3,410,900
Neurogen Corp. (2)	111,459	760,150
PAREXEL International Corp. (1) (2)	99,457	1,974,221
PHH Corp. (2)	259,491	6,674,109
PRA International (2)	4,801	128,571
PRG-Schultz International Inc. (2)	47,356	133,544
Quanta Services Inc. (1) (2)	576,372	5,072,074
Rent-Way Inc. (1) (2)	61,518	605,337
Source Interlink Companies Inc. (1) (2)	134,179	1,659,794
SOURCECORP Inc. (2)	76,931	1,524,772
Spherion Corp. (1) (2)	124,204	819,746
StarTek Inc.	54,887	901,245
Stewart Enterprises Inc. Class A (1)	522,297	3,415,822
TeleTech Holdings Inc. (1) (2)	38,260	311,819
United Rentals Inc. (1) (2)	332,361	6,717,016
Valassis Communications Inc. (1) (2)	68,208	2,527,106
Vertrue Inc. (2)	37,399	1,457,065
Viad Corp.	109,433	3,101,331
Volt Information Sciences Inc. (2)	39,462	936,433
Watson Wyatt & Co. Holdings (1)	72,576	1,860,123

Wright Express Corp. (2)	38,983	720,016

		112,196,335

COMPUTERS—2.24%
Advanced Digital Information Corp. (1) (2)	313,542	2,382,919
Agilysys Inc.	133,928	2,102,670
Brocade Communications Systems Inc. (2)	1,326,273	5,145,939
Catapult Communications Corp. (2)	19,476	332,261
CIBER Inc. (1) (2)	150,384	1,200,064
Covansys Corp. (2)	128,481	1,650,981
Dot Hill Systems Corp. (2)	215,022	1,126,715
Echelon Corp. (2)	144,923	997,070
Electronics For Imaging Inc. (1) (2)	267,314	5,624,287
Hutchinson Technology Inc. (1) (2)	99,290	3,823,658
iGATE Corp. (2)	96,080	343,966
Imation Corp. (1)	166,056	6,441,312
Integral Systems Inc.	50,930	1,152,546
Intergraph Corp. (2)	97,736	3,367,983
Komag Inc. (1) (2)	77,951	2,211,470
Magma Design Automation Inc. (2)	172,412	1,441,364
Manhattan Associates Inc. (2)	12,328	236,821
Maxtor Corp. (2)	64,428	335,026
McDATA Corp. Class A (1) (2)	585,406	2,341,624
Mentor Graphics Corp. (2)	238,730	2,446,982
MTS Systems Corp.	28,248	948,568
Ness Technologies Inc. (2)	63,171	670,876
NetScout Systems Inc. (2)	44,807	295,278
PalmOne Inc. (1) (2)	187,555	5,583,512
Perot Systems Corp. Class A (2)	347,481	4,941,180
Phoenix Technologies Ltd. (2)	14,576	113,401
Quantum Corp. (1) (2)	900,987	2,675,931
RadiSys Corp. (1) (2)	57,768	932,953
SI International Inc. (2)	13,740	411,650
Silicon Storage Technology Inc. (2)	313,110	1,261,833
Sykes Enterprises Inc. (2)	82,753	784,498
TALX Corp.	16,845	486,989
Tyler Technologies Inc. (2)	72,485	547,987

		64,360,314

COSMETICS & PERSONAL CARE—0.16%
Chattem Inc. (1) (2)	16,558	685,501
Elizabeth Arden Inc. (2)	72,691	1,700,242
Revlon Inc. Class A (1) (2)	712,694	2,187,971

		4,573,714

DISTRIBUTION & WHOLESALE—0.82%
Bell Microproducts Inc. (2)	63,074	592,896
BlueLinx Holdings Inc.	12,180	128,864
Brightpoint Inc. (1) (2)	59,637	1,323,345
Building Materials Holdings Corp.	49,918	3,458,818
Handleman Co. (1)	107,138	1,768,848
Hughes Supply Inc. (1)	271,706	7,634,939
Huttig Building Products Inc. (2)	47,894	522,524
Owens & Minor Inc.	80,172	2,593,564
United Stationers Inc. (1) (2)	111,351	5,467,334

		23,491,132

DIVERSIFIED FINANCIAL SERVICES—1.84%
Accredited Home Lenders Holding Co. (2)	29,458	1,296,152
Advanta Corp. Class B (1)	87,606	2,466,985
Archipelago Holdings Inc. (1) (2)	47,908	1,867,933
Capital Southwest Corp.	13,548	1,214,849
Capital Trust Inc. Class A	58,887	1,967,415

CharterMac (1)	198,229	4,353,109
Cohen & Steers Inc.	6,996	144,188
CompuCredit Corp. (1) (2)	60,858	2,086,212
Credit Acceptance Corp. (2)	39,866	593,605
Delta Financial Corp.	50,071	476,175
Doral Financial Corp.	370,818	6,133,330
Encore Capital Group Inc. (2)	11,400	193,800
eSpeed Inc. (2)	102,726	915,289
Federal Agricultural Mortgage Corp. (1)	53,790	1,186,069
Financial Federal Corp.	85,598	3,307,507
First Cash Inc. (2)	19,562	418,040
Gabelli Asset Management Inc. Class A (1)	18,576	820,873
Investment Technology Group Inc. (1) (2)	194,800	4,094,696
Knight Capital Group Inc. Class A (2)	527,725	4,021,264
LaBranche & Co. Inc. (1) (2)	264,987	1,669,418
MarketAxess Holdings Inc. (1) (2)	70,171	792,932
Marlin Business Services Corp. (2)	3,435	69,043
Metris Companies Inc. (1) (2)	256,161	3,704,088
Nasdaq Stock Market Inc. (The) (2)	70,763	1,334,590
Piper Jaffray Companies Inc. (2)	100,907	3,070,600
Sanders Morris Harris Group Inc. (1)	50,984	876,925
Stifel Financial Corp. (2)	41,262	996,890
SWS Group Inc.	75,383	1,295,080
Waddell & Reed Financial Inc. Class A (1)	87,479	1,618,361

		52,985,418

ELECTRIC—3.13%
ALLETE Inc.	125,130	6,243,987
Aquila Inc. (1) (2)	1,188,420	4,290,196
Avista Corp.	238,345	4,430,834
Black Hills Corp. (1)	160,685	5,921,242
Calpine Corp. (1) (2)	2,653,790	9,022,886
Central Vermont Public Service Corp.	60,101	1,111,868
CH Energy Group Inc. (1)	77,462	3,766,977
Cleco Corp.	246,442	5,315,754
Duquesne Light Holdings Inc. (1)	382,699	7,148,817
El Paso Electric Co. (2)	235,819	4,822,499
Empire District Electric Co. (The)	126,831	3,038,871
IDACORP Inc. (1)	208,298	6,380,168
MGE Energy Inc. (1)	73,972	2,691,101
NorthWestern Corp.	175,912	5,544,746
Otter Tail Corp. (1)	143,260	3,915,296
Sierra Pacific Resources Corp. (1) (2)	580,188	7,223,341
UIL Holdings Corp. (1)	71,984	3,873,459
UniSource Energy Corp.	170,682	5,248,471

		89,990,513

ELECTRICAL COMPONENTS & EQUIPMENT—0.70%
Artesyn Technologies Inc. (1) (2)	29,161	253,701
Belden CDT Inc. (1)	232,774	4,934,809
C&D Technologies Inc.	124,379	1,143,043
Encore Wire Corp. (2)	78,471	909,479
EnerSys (1) (2)	226,013	3,080,557
General Cable Corp. (1) (2)	134,971	2,001,620
GrafTech International Ltd. (1) (2)	268,789	1,155,793
Littelfuse Inc. (1) (2)	63,088	1,757,001
Powell Industries Inc. (1) (2)	33,351	629,333
Power-One Inc. (1) (2)	324,177	2,045,557
Superior Essex Inc. (2)	84,047	1,488,472
Valence Technology Inc. (1) (2)	117,980	330,344
Wilson Greatbatch Technologies Inc. (1) (2)	17,657	422,002

		20,151,711

ELECTRONICS—2.06%
Analogic Corp. (1)	67,323	3,387,693
Badger Meter Inc.	10,495	433,443
Bel Fuse Inc. Class B	56,362	1,722,423
Benchmark Electronics Inc. (1) (2)	94,608	2,877,975
Brady Corp. Class A (1)	99,855	3,095,505
Checkpoint Systems Inc. (1) (2)	185,906	3,290,536
Coherent Inc. (1) (2)	152,064	5,475,825
CTS Corp. (1)	94,887	1,166,161
Cubic Corp. (1)	76,382	1,355,017
Cymer Inc. (2)	29,541	778,405
Electro Scientific Industries Inc. (1) (2)	140,276	2,508,135
Excel Technology Inc. (2)	16,270	395,361
FEI Co. (1) (2)	16,018	365,371
Keithley Instruments Inc.	7,059	108,779
KEMET Corp. (2)	353,929	2,229,753
Methode Electronics Inc.	71,762	851,815
Molecular Devices Corp. (2)	27,104	586,260
Multi-Fineline Electronix Inc. (2)	7,017	129,113
OSI Systems Inc. (1) (2)	48,458	765,152
Park Electrochemical Corp. (1)	98,149	2,473,355
Paxar Corp. (2)	158,794	2,818,593
Photon Dynamics Inc. (2)	9,426	194,270
Plexus Corp. (1) (2)	89,200	1,269,316
PLX Technology Inc. (2)	8,290	84,226
Rofin-Sinar Technologies Inc. (2)	74,137	2,431,694
Sypris Solutions Inc.	36,393	450,181
Technitrol Inc. (1)	198,844	2,809,666
TTM Technologies Inc. (2)	99,534	757,454
Varian Inc. (2)	168,614	6,371,923
Viisage Technology Inc. (2)	60,706	271,963
Watts Water Technologies Inc. Class A (1)	108,651	3,638,722
Woodward Governor Co.	48,335	4,061,590
X-Rite Inc.	7,876	90,653

		59,246,328

ENERGY-ALTERNATE SOURCES—0.12%
FuelCell Energy Inc. (1) (2)	236,708	2,416,789
Pacific Ethanol Inc. (2)	4,582	45,683
Quantum Fuel Systems Technologies Worldwide Inc. (1) (2)	221,820	1,109,100

		3,571,572

ENERGY & RELATED—0.04%
Edge Petroleum Corp. (1) (2)	78,972	1,233,543

		1,233,543

ENGINEERING & CONSTRUCTION—1.34%
Dycom Industries Inc. (2)	239,907	4,752,558
EMCOR Group Inc. (1) (2)	75,413	3,687,696
Granite Construction Inc.	170,163	4,781,580
Infrasource Services Inc. (2)	32,567	339,348
Insituform Technologies Inc. Class A (1) (2)	124,605	1,997,418
Perini Corp. (2)	44,300	727,406
Shaw Group Inc. (The) (1) (2)	382,814	8,234,329
URS Corp. (1) (2)	201,434	7,523,560
Washington Group International Inc. (1) (2)	128,498	6,568,818

		38,612,713

ENTERTAINMENT—0.89%
Argosy Gaming Co. (2)	15,430	719,192
Carmike Cinemas Inc.	60,472	1,855,281
Churchill Downs Inc. (1)	35,322	1,500,832

Dover Motorsports Inc.	83,550	501,300
Gaylord Entertainment Co. (2)	114,194	5,308,879
Great Wolf Resorts Inc. (2)	44,111	901,629
Magna Entertainment Corp. Class A (1) (2)	183,919	1,037,303
Pinnacle Entertainment Inc. (1) (2)	176,329	3,448,995
Six Flags Inc. (2)	457,309	2,126,487
Speedway Motorsports Inc. (1)	60,218	2,201,570
Steinway Musical Instruments Inc. (2)	34,641	1,017,060
Sunterra Corp. (1) (2)	50,698	821,815
Vail Resorts Inc. (1) (2)	151,138	4,246,978

		25,687,321

ENVIRONMENTAL CONTROL—0.27%
Calgon Carbon Corp.	165,937	1,468,542
Casella Waste Systems Inc. Class A (2)	89,190	1,070,280
Layne Christensen Co. (2)	40,681	808,128
Metal Management Inc.	106,672	2,064,103
Tetra Tech Inc. (1) (2)	45,215	611,759
Waste Holdings Inc.	28,703	405,860
Waste Services Inc. (1) (2)	313,337	1,203,214

		7,631,886

FOOD—2.35%
American Italian Pasta Co. Class A (1)	90,522	1,902,772
Andersons Inc.	32,644	1,168,982
Chiquita Brands International Inc. (1)	205,951	5,655,414
Corn Products International Inc.	370,901	8,812,608
Flowers Foods Inc. (1)	135,736	4,799,625
Gold Kist Inc. (2)	194,391	4,194,958
Great Atlantic & Pacific Tea Co. (1) (2)	40,686	1,182,335
Hain Celestial Group Inc. (1) (2)	143,519	2,798,620
Ingles Markets Inc. Class A	54,718	753,467
J&J Snack Foods Corp.	26,983	1,412,560
Lance Inc.	119,427	2,055,339
M&F Worldwide Corp. (2)	52,734	704,526
Nash Finch Co.	62,731	2,304,737
Pathmark Stores Inc. (2)	76,097	666,610
Performance Food Group Co. (1) (2)	231,820	7,003,282
Ralcorp Holdings Inc. (1)	146,366	6,022,961
Ruddick Corp.	167,925	4,287,125
Sanderson Farms Inc. (1)	81,329	3,695,590
Sanfilippo (John B.) & Son Inc. (2)	38,650	891,269
Seaboard Corp. (1)	1,023	1,702,272
Spartan Stores Inc. (2)	36,770	539,416
Tootsie Roll Industries Inc.	77,584	2,269,332
Weis Markets Inc.	69,843	2,709,210

		67,533,010

FOREST PRODUCTS & PAPER—1.30%
Bowater Inc.	275,853	8,929,362
Buckeye Technologies Inc. (2)	151,083	1,204,132
Caraustar Industries Inc. (1) (2)	141,241	1,483,030
Glatfelter Co. (1)	216,061	2,679,156
Longview Fibre Co. (1)	252,314	5,185,053
Mercer International Inc. (2)	140,616	1,025,091
Neenah Paper Inc.	67,608	2,093,820
Potlatch Corp. (1)	142,967	7,481,463
Rock-Tenn Co. Class A	144,709	1,830,569
Schweitzer-Mauduit International Inc.	74,648	2,323,792
Wausau Paper Corp.	208,774	2,501,113
Xerium Technologies Inc. (2)	40,185	476,192

		37,212,773

GAS—1.77%
Cascade Natural Gas Corp. (1)	55,738	1,142,629
EnergySouth Inc.	30,141	835,207
Laclede Group Inc. (The)	103,726	3,294,338
New Jersey Resources Corp.	128,541	6,202,103
Nicor Inc.	217,718	8,963,450
Northwest Natural Gas Co. (1)	136,090	5,204,082
Peoples Energy Corp. (1)	187,564	8,151,531
South Jersey Industries Inc.	68,686	4,198,088
Southwest Gas Corp.	185,855	4,741,161
WGL Holdings Inc. (1)	240,248	8,081,943

		50,814,532

HAND & MACHINE TOOLS—0.58%
Baldor Electric Co. (1)	43,501	1,057,944
Kennametal Inc. (1)	187,261	8,585,917
Lincoln Electric Holdings Inc. (1)	163,652	5,425,064
Regal-Beloit Corp. (1)	54,238	1,581,580

		16,650,505

HEALTH CARE—0.13%
American Dental Partners Inc. (2)	18,403	449,217
HealthTronics Inc. (2)	17,523	227,624
LeCroy Corp. (2)	60,562	832,727
MedCath Corp. (1) (2)	31,794	883,555
Res-Care Inc. (2)	99,185	1,344,949

		3,738,072

HEALTH CARE - PRODUCTS—1.20%
Bruker BioSciences Corp. (2)	34,902	139,259
Caliper Life Sciences Inc. (2)	134,429	752,802
CONMED Corp. (2)	144,375	4,442,419
Datascope Corp.	57,461	1,916,324
DexCom Inc. (2)	3,479	43,453
DJ Orthopedics Inc. (1) (2)	33,204	910,786
Encore Medical Corp. (2)	52,807	293,079
Hologic Inc. (1) (2)	9,560	380,010
ICU Medical Inc. (2)	28,947	931,225
Invacare Corp. (1)	150,554	6,678,575
Inverness Medical Innovations Inc. (1) (2)	77,889	2,126,370
Merit Medical Systems Inc. (1) (2)	63,282	975,176
Oakley Inc.	24,278	413,454
Occulogix Inc. (1) (2)	58,025	486,830
Steris Corp.	301,582	7,771,768
Sybron Dental Specialties Inc. (2)	70,506	2,652,436
Viasys Healthcare Inc. (1) (2)	125,143	2,826,980
Vital Sign Inc.	5,127	222,102
Zoll Medical Corp. (2)	18,449	469,527

		34,432,575

HEALTH CARE - SERVICES—0.53%
Alliance Imaging Inc. (2)	13,573	141,974
Allied Healthcare International Inc. (2)	116,162	822,427
Genesis HealthCare Corp. (2)	91,434	4,231,566
Gentiva Health Services Inc. (1) (2)	42,821	764,783
Kindred Healthcare Inc. (1) (2)	140,617	5,569,839
National Healthcare Corp.	18,900	667,359
OCA Inc. (1) (2)	192,034	361,024
Odyssey Healthcare Inc. (2)	31,571	455,254
RehabCare Group Inc. (2)	64,911	1,735,071
Specialty Laboratories Inc. (2)	12,264	103,140
Sunrise Senior Living Inc. (1) (2)	5,576	300,992
Symbion Inc. (2)	8,338	198,861

		15,352,290

HOLDING COMPANIES - DIVERSIFIED—0.07%
Resource America Inc. Class A	54,158	2,086,708

		2,086,708

HOME BUILDERS—0.75%
Coachmen Industries Inc. (1)	69,651	872,727
Fleetwood Enterprises Inc. (2)	188,326	1,911,509
Levitt Corp. Class A	80,676	2,413,826
M/I Homes Inc.	60,996	3,299,884
Monaco Coach Corp.	128,025	2,200,750
Orleans Homebuilders Inc. (1)	11,660	273,544
Palm Harbor Homes Inc. (1) (2)	46,803	881,300
Skyline Corp.	33,521	1,338,494
Technical Olympic USA Inc.	73,259	1,778,729
WCI Communities Inc. (1) (2)	171,439	5,491,191
William Lyon Homes Inc. (2)	10,069	976,794

		21,438,748

HOME FURNISHINGS—0.74%
Bassett Furniture Industries Inc.	41,018	773,599
DTS Inc. (2)	7,665	136,667
Ethan Allen Interiors Inc. (1)	156,384	5,240,428
Furniture Brands International Inc. (1)	242,177	5,233,445
Hooker Furniture Corp.	51,303	896,263
Kimball International Inc. Class B	109,432	1,444,502
La-Z-Boy Inc. (1)	256,325	3,734,655
Maytag Corp.	153,056	2,396,857
Stanley Furniture Co. Inc. (1)	58,603	1,439,290

		21,295,706

HOUSEHOLD PRODUCTS & WARES—0.66%
Blyth Inc.	130,495	3,660,385
Central Garden & Pet Co. (1) (2)	95,322	4,682,217
CSS Industries Inc.	28,971	980,379
Ennis Inc.	124,870	2,262,644
Harland (John H.) Co.	14,239	541,082
Lifetime Hoan Corp.	21,117	412,415
Russ Berrie & Co. Inc. (1)	57,739	739,637
Standard Register Co. (The)	84,102	1,329,653
Tupperware Corp. (1)	91,498	2,138,308
Water Pik Technologies Inc. (2)	59,778	1,138,771
WD-40 Co. (1)	34,455	962,328

		18,847,819

HOUSEWARES—0.07%
Libbey Inc.	67,964	1,074,511
National Presto Industries Inc.	23,215	1,023,085

		2,097,596

INSURANCE—4.06%
Affirmative Insurance Holdings Inc.	47,285	749,467
Alfa Corp.	159,726	2,351,167
American Equity Investment Life Holding Co. (1)	120,191	1,427,869
American Physicians Capital Inc. (2)	36,138	1,342,527
Argonaut Group Inc. (1) (2)	64,790	1,496,001
Baldwin & Lyons Inc. Class B	36,976	891,122
Bristol West Holdings Inc.	85,199	1,559,142
Ceres Group Inc. (2)	169,631	1,031,356
Citizens Inc. (1) (2)	154,674	943,511
CNA Surety Corp. (2)	76,671	1,138,564
Crawford & Co. Class B	96,739	717,803

Delphi Financial Group Inc. Class A	137,589	6,074,554
Direct General Corp. (1)	72,247	1,344,517
Donegal Group Inc. Class A (1)	46,388	925,904
EMC Insurance Group Inc.	30,883	558,365
Enstar Group Inc. (1) (2)	5,964	404,240
FBL Financial Group Inc. Class A	63,718	1,759,254
First Acceptance Corp. (2)	83,308	788,094
FPIC Insurance Group Inc. (2)	49,907	1,463,772
Great American Financial Resources Inc. (1)	41,488	821,877
Harleysville Group Inc.	65,063	1,359,166
Hilb, Rogal & Hobbs Co. (1)	132,177	4,546,889
Horace Mann Educators Corp.	210,726	3,965,863
Independence Holding Co.	22,661	399,967
Infinity Property & Casualty Corp.	101,664	3,546,040
Kansas City Life Insurance Co.	18,001	864,948
KMG America Corp. (2)	103,770	1,031,474
LandAmerica Financial Group Inc. (1)	89,334	5,303,760
Midland Co. (The)	42,810	1,506,484
National Western Life Insurance Co. Class A (2)	10,939	2,120,963
Navigators Group Inc. (The) (2)	20,864	721,268
Odyssey Re Holdings Corp. (1)	57,955	1,430,329
Ohio Casualty Corp.	309,067	7,473,240
Phoenix Companies Inc. (1)	469,217	5,583,682
PMA Capital Corp. Class A (1) (2)	156,306	1,380,182
Presidential Life Corp. (1)	100,673	1,722,515
ProAssurance Corp. (1) (2)	76,835	3,208,630
RLI Corp. (1)	111,300	4,963,980
Safety Insurance Group Inc.	52,753	1,780,941
SeaBright Insurance Holdings (2)	37,398	427,459
Selective Insurance Group Inc. (1)	139,982	6,936,108
State Auto Financial Corp.	68,771	2,134,652
Stewart Information Services Corp.	83,905	3,524,010
Tower Group Inc.	69,640	1,088,473
Triad Guaranty Inc. (2)	43,851	2,209,652
21st Century Insurance Group (1)	158,111	2,346,367
U.S.I. Holdings Corp. (1) (2)	222,717	2,868,595
UICI	174,137	5,184,058
United Fire & Casualty Co.	75,661	3,360,862
Universal American Financial Corp. (1) (2)	65,722	1,486,632
Zenith National Insurance Corp.	64,382	4,368,963

		116,635,258

INTERNET—1.28%
Agile Software Corp. (1) (2)	150,318	947,003
Alloy Inc. (2)	166,773	857,213
Ariba Inc. (1) (2)	324,751	1,883,556
AsiaInfo Holdings Inc. (2)	98,455	542,487
autobytel.com Inc. (2)	87,143	420,901
Avocent Corp. (2)	33,138	866,227
CMGI Inc. (2)	608,495	1,150,056
DoubleClick Inc. (2)	176,531	1,481,095
E.piphany Inc. (2)	380,762	1,325,052
E-LOAN Inc. (2)	18,642	62,264
Harris Interactive Inc. (2)	84,943	413,672
InfoSpace Inc. (2)	38,307	1,261,450
Internet Capital Group Inc. (2)	188,539	1,381,991
Internet Security Systems Inc. (1) (2)	39,064	792,609
Interwoven Inc. (2)	184,200	1,387,026
Ipass Inc. (2)	39,446	239,043
Keynote Systems Inc. (2)	35,566	415,055
MatrixOne Inc. (2)	234,671	1,173,355
Motive Inc. (2)	33,957	337,193
NetBank Inc. (1)	227,096	2,116,535

NetRatings Inc. (2)	69,758	948,709
ProQuest Co. (2)	13,298	436,041
Redback Networks Inc. (2)	136,314	869,683
RSA Security Inc. (2)	259,644	2,980,713
S1 Corp. (2)	205,933	969,944
SonicWALL Inc. (2)	262,546	1,415,123
Stellent Inc. (2)	71,053	532,897
SupportSoft Inc. (2)	66,911	347,268
TIBCO Software Inc. (2)	357,234	2,336,310
United Online Inc.	236,313	2,566,359
Verity Inc. (2)	184,627	1,619,179
Vignette Corp. (2)	91,590	1,030,388
webMethods Inc. (2)	261,788	1,466,013
WebSideStory Inc. (2)	8,134	119,244

		36,691,654

INVESTMENT COMPANIES—0.49%
Apollo Investment Corp.	307,597	5,669,013
Ares Capital Corp.	113,779	2,028,680
Gladstone Capital Corp. (1)	52,332	1,224,569
MCG Capital Corp. (1)	232,768	3,975,677
NGP Capital Resources Co. (1)	49,934	745,515
Technology Investment Capital Corp.	38,216	565,597

		14,209,051

IRON & STEEL—0.85%
Carpenter Technology Corp. (1)	121,418	6,289,452
Gibraltar Industries Inc. (1)	88,985	1,649,782
Oregon Steel Mills Inc. (1) (2)	174,071	2,995,762
Reliance Steel & Aluminum Co.	50,163	1,859,542
Roanoke Electric Steel Corp.	54,515	900,588
Ryerson Tull Inc. (1)	123,275	1,759,134
Schnitzer Steel Industries Inc. Class A (1)	107,444	2,546,423
Steel Dynamics Inc.	199,526	5,237,557
Steel Technologies Inc. (1)	23,073	389,934
Wheeling-Pittsburgh Corp. (2)	42,932	660,294

		24,288,468

LEISURE TIME—0.45%
Arctic Cat Inc.	66,717	1,369,700
Callaway Golf Co. (1)	376,726	5,812,882
K2 Inc. (2)	233,683	2,963,100
Multimedia Games Inc. (2)	48,503	534,018
Navigant International Inc. (1) (2)	77,386	1,136,800
Pegasus Solutions Inc. (1) (2)	101,643	1,133,319

		12,949,819

LODGING—0.67%
Ameristar Casinos Inc. (1)	22,726	592,921
Aztar Corp. (1) (2)	171,955	5,889,459
La Quinta Corp. (1) (2)	895,499	8,355,006
Lakes Gaming Inc. (1) (2)	30,881	475,567
Lodgian Inc. (2)	120,515	1,237,689
Marcus Corp. (1)	99,655	2,114,679
MTR Gaming Group Inc. (2)	26,460	307,994
Riviera Holdings Corp. (2)	14,040	318,006

		19,291,321

MACHINERY—2.00%
AGCO Corp. (1) (2)	446,106	8,529,547
Alamo Group Inc.	30,201	563,853
Albany International Corp. Class A	139,946	4,493,666
Applied Industrial Technologies Inc.	12,203	394,035

Briggs & Stratton Corp.	254,511	8,811,171
Cascade Corp.	60,058	2,597,508
Flowserve Corp. (1) (2)	272,700	8,251,902
Gardner Denver Inc. (2)	123,363	4,327,574
Gehl Corp. (1) (2)	33,193	1,292,535
Global Power Equipment Group Inc. (2)	62,516	497,002
Gorman-Rupp Co. (The)	44,909	961,502
Kadant Inc. (2)	34,461	755,730
Lindsay Manufacturing Co. (1)	26,246	618,881
Manitowoc Co. Inc. (The)	22,904	939,522
NACCO Industries Inc.	25,518	2,736,040
Nordson Corp.	71,325	2,445,021
Robbins & Myers Inc. (1)	57,091	1,228,027
Sauer-Danfoss Inc.	39,253	697,526
Stewart & Stevenson Services Inc.	33,192	752,131
Tecumseh Products Co. Class A	81,250	2,229,500
Tennant Co.	38,673	1,369,411
Thomas Industries Inc.	73,791	2,948,688

		57,440,772

MANUFACTURING—1.93%
Acuity Brands Inc.	217,936	5,598,776
Ameron International Corp.	41,616	1,556,438
Applied Films Corp. (1) (2)	69,502	1,779,251
Barnes Group Inc. (1)	85,649	2,834,982
Blount International Inc. (2)	24,085	401,979
Ceradyne Inc. (1) (2)	42,804	1,030,292
CLARCOR Inc.	63,268	1,850,589
Crane Co.	255,518	6,720,123
EnPro Industries Inc. (2)	102,811	2,968,154
ESCO Technologies Inc. (2)	9,295	936,936
Federal Signal Corp. (1)	237,753	3,708,947
FreightCar America Inc. (2)	41,075	814,517
Griffon Corp. (1) (2)	143,177	3,178,529
Hexcel Corp. (2)	230,320	3,897,014
Lancaster Colony Corp.	104,457	4,483,294
Myers Industries Inc.	129,127	1,614,088
Smith (A.O.) Corp. (1)	82,511	2,203,869
Standex International Corp.	60,676	1,723,805
Sturm Ruger & Co. Inc.	104,076	871,116
Tredegar Corp.	57,485	896,766
Trinity Industries Inc. (1)	202,816	6,496,196

		55,565,661

MEDIA—2.08%
Charter Communications Inc. Class A (1) (2)	1,367,136	1,613,220
Citadel Broadcasting Corp. (2)	215,380	2,466,101
Courier Corp.	30,024	1,153,222
Cox Radio Inc. Class A (2)	188,653	2,971,285
Cumulus Media Inc. Class A (2)	232,428	2,738,002
Emmis Communications Corp. (1) (2)	126,062	2,227,516
Entercom Communications Corp. (2)	177,983	5,925,054
Entravision Communications Corp. (2)	152,926	1,191,294
Fisher Communications Inc. (1) (2)	13,419	634,585
4Kids Entertainment Inc. (1) (2)	65,426	1,300,669
Gray Television Inc.	212,414	2,561,713
Insight Communications Co. Inc. (1) (2)	246,544	2,724,311
Journal Communications Inc. Class A	122,631	2,060,201
Journal Register Co. (1) (2)	107,374	1,880,119
Liberty Corp.	65,317	2,404,319
Lin TV Corp. Class A (1) (2)	133,232	1,850,592
Media General Inc. Class A	106,119	6,872,266
Nelson (Thomas) Inc.	19,928	433,633

Primedia Inc. (1) (2)	724,179	2,932,925
Radio One Inc. Class D (2)	277,447	3,542,998
Readers Digest Association Inc. (The)	71,375	1,177,687
Regent Communications Inc. (2)	129,526	760,318
Saga Communications Inc. (2)	29,358	411,012
Salem Communications Corp. Class A (2)	8,095	160,605
Scholastic Corp. (1) (2)	162,496	6,264,221
Spanish Broadcasting System Inc. Class A (2)	32,045	320,130
World Wrestling Entertainment Inc.	92,711	1,058,760

		59,636,758

METAL FABRICATE & HARDWARE—0.86%
Castle (A.M.) & Co. (2)	51,480	795,881
CIRCOR International Inc.	76,796	1,894,557
Commercial Metals Co.	298,404	7,107,983
Earle M Jorgensen Co. (2)	39,063	314,457
Kaydon Corp. (1)	64,893	1,807,270
Lawson Products Inc. (1)	14,055	545,615
Metals USA Inc. (2)	40,880	777,538
Mueller Industries Inc.	127,845	3,464,599
NN Inc.	14,275	181,007
Quanex Corp.	17,467	925,926
Valmont Industries Inc.	84,540	2,181,132
Worthington Industries Inc. (1)	300,529	4,748,358

		24,744,323

MINING—0.60%
Brush Engineered Materials Inc. (2)	94,422	1,346,458
Century Aluminum Co. (2)	111,504	2,274,682
Compass Minerals International Inc.	98,877	2,313,722
RTI International Metals Inc. (2)	108,913	3,420,957
Stillwater Mining Co. (1) (2)	200,165	1,485,224
Titanium Metals Corp. (1) (2)	1,909	108,412
USEC Inc. (1)	425,168	6,224,460

		17,173,915

OFFICE & BUSINESS EQUIPMENT—0.26%
CompX International Inc.	9,613	161,018
Global Imaging Systems Inc. (2)	24,983	795,958
IKON Office Solutions Inc.	570,213	5,422,726
Imagistics International Inc. (2)	27,420	767,760
TRM Corp. (2)	10,796	181,589

		7,329,051

OFFICE FURNISHINGS—0.02%
Interface Inc. Class A (1) (2)	81,667	657,419

		657,419

OIL & GAS—2.68%
Berry Petroleum Co. Class A	16,156	854,329
Bill Barrett Corp. (2)	64,006	1,893,297
Bois d’Arc Energy LLC (2)	66,103	975,019
Brigham Exploration Co. (2)	124,738	1,138,858
Cabot Oil & Gas Corp.	128,616	4,462,975
Callon Petroleum Co. (2)	45,776	676,569
Carrizo Oil & Gas Inc. (2)	33,793	576,509
Cimarex Energy Co. (1) (2)	400,642	15,588,980
Encore Acquisition Co. (1) (2)	103,539	4,245,099
Energy Partners Ltd. (1) (2)	143,629	3,764,516
Giant Industries Inc. (2)	22,069	794,484
Harvest Natural Resources Inc. (1) (2)	184,869	2,020,618
Holly Corp.	16,835	785,689
Houston Exploration Co. (2)	141,449	7,503,869

McMoRan Exploration Co. (1) (2)	101,394	1,978,197
Meridian Resource Corp. (The) (1) (2)	425,342	2,033,135
Penn Virginia Corp.	54,812	2,448,452
PetroCorp Inc. Escrow (3)	19,086	—
Petrohawk Energy Corp. (2)	116,245	1,255,446
Petroleum Development Corp. (2)	4,511	143,675
PetroQuest Energy Inc. (2)	199,988	1,313,921
Remington Oil & Gas Corp. (2)	17,042	608,399
Spinnaker Exploration Co. (1) (2)	101,611	3,606,174
St. Mary Land & Exploration Co. (1)	62,994	1,825,566
Stone Energy Corp. (2)	118,200	5,779,980
Swift Energy Co. (1) (2)	139,971	5,013,761
W&T Offshore Inc.	20,677	497,695
Whiting Petroleum Corp. (1) (2)	147,124	5,342,072

		77,127,284

OIL & GAS SERVICES—0.98%
Dril-Quip Inc. (1) (2)	27,328	792,785
Global Industries Ltd. (2)	201,702	1,714,467
Gulf Island Fabrication Inc.	7,379	146,695
Hanover Compressor Co. (1) (2)	384,920	4,430,429
Input/Output Inc. (2)	343,141	2,154,925
Lufkin Industries Inc. (1)	11,074	398,443
Maverick Tube Corp. (2)	116,114	3,460,197
Newpark Resources Inc. (1) (2)	118,579	889,342
Oceaneering International Inc. (2)	8,783	339,463
Oil States International Inc. (2)	12,395	311,982
RPC Inc.	35,683	603,756
Seacor Holdings Inc. (1) (2)	80,898	5,201,741
Universal Compression Holdings Inc. (1) (2)	87,362	3,165,999
Veritas DGC Inc. (1) (2)	167,261	4,639,820

		28,250,044

PACKAGING & CONTAINERS—0.17%
Chesapeake Corp.	96,769	2,026,343
Graphic Packaging Corp. (2)	319,788	1,167,226
Greif Inc. Class A (1)	6,339	387,313
Silgan Holdings Inc.	23,389	1,315,397

		4,896,279

PHARMACEUTICALS—0.87%
Alpharma Inc. Class A	142,874	2,067,387
Andrx Corp. (2)	97,069	1,971,471
Antigenics Inc. (1) (2)	70,866	383,385
AtheroGenics Inc. (1) (2)	21,836	348,939
BioMarin Pharmaceutical Inc. (2)	35,372	264,936
BioScrip Inc. (2)	134,998	809,988
Dendreon Corp. (2)	290,885	1,521,329
Inspire Pharmaceuticals Inc. (1) (2)	14,482	121,938
Isis Pharmaceuticals Inc. (2)	31,279	122,301
NBTY Inc. (1) (2)	188,925	4,900,714
NPS Pharmaceuticals Inc. (2)	32,878	373,165
Nuvelo Inc. (2)	120,816	933,908
Par Pharmaceutical Companies Inc. (2)	41,124	1,308,154
Perrigo Co.	383,697	5,348,736
Pharmion Corp. (2)	18,860	437,741
Prestige Brands Holdings Inc. (2)	100,238	1,954,641
Priority Healthcare Corp. Class B (2)	23,378	592,866
Tanox Inc. (2)	102,202	1,197,807
Threshold Pharmaceuticals Inc. (2)	4,520	37,290
Tiens Biotech Group (USA) Inc. (2)	14,850	95,188
ViaCell Inc. (2)	6,515	69,385

		24,861,269

PIPELINES—0.07%
TransMontaigne Inc. (2)	179,903	1,888,981

		1,888,981

REAL ESTATE—0.42%
Agree Realty Corp.	37,660	1,139,215
Avatar Holdings Inc. (1) (2)	28,455	1,430,433
Bluegreen Corp. (2)	78,845	1,372,691
California Coastal Communities Inc. (2)	38,504	1,323,382
Hersha Hospitality Trust	99,615	950,327
Jones Lang LaSalle Inc. (1) (2)	19,153	847,137
One Liberty Properties Inc.	30,111	623,599
Trammell Crow Co. (1) (2)	159,498	3,866,232
United Capital Corp. (2)	14,223	369,087
ZipRealty Inc. (2)	19,734	253,385

		12,175,488

REAL ESTATE INVESTMENT TRUSTS—10.90%
Aames Investment Corp.	172,255	1,674,319
Acadia Realty Trust	127,354	2,375,152
Affordable Residential Communities Inc. (1)	127,673	1,704,435
Alexandria Real Estate Equities Inc. (1)	73,196	5,376,246
American Campus Communities Inc.	61,916	1,404,255
American Home Mortgage Investment Corp. (1)	174,523	6,101,324
AMLI Residential Properties Trust (1)	126,016	3,939,260
Anthracite Capital Inc.	261,886	3,103,349
Anworth Mortgage Asset Corp.	232,748	2,290,240
Arbor Realty Trust Inc.	63,009	1,808,358
Ashford Hospitality Trust Inc.	170,267	1,838,884
Bedford Property Investors Inc.	72,105	1,659,857
Bimini Mortgage Management Inc. Class A	103,206	1,455,205
BioMed Realty Trust Inc. (1)	154,452	3,683,680
Boykin Lodging Co. (2)	86,051	1,153,083
Brandywine Realty Trust (1)	276,037	8,460,534
Capital Automotive REIT	62,178	2,373,334
Capital Lease Funding Inc.	118,793	1,288,904
Cedar Shopping Centers Inc.	98,960	1,459,660
Colonial Properties Trust	194,934	8,577,096
Commercial Net Lease Realty Inc. (1)	257,812	5,277,412
Corporate Office Properties Trust (1)	142,406	4,193,857
Correctional Properties Trust	53,975	1,527,492
Cousins Properties Inc.	110,843	3,278,736
CRIIMI MAE Inc. (2)	76,566	1,672,967
CRT Properties Inc.	156,347	4,268,273
DiamondRock Hospitality Co.	102,962	1,163,471
Digital Realty Trust Inc.	37,762	656,304
EastGroup Properties Inc. (1)	92,990	3,915,809
ECC Capital Corp.	187,511	1,248,823
Education Realty Trust Inc.	107,245	1,962,583
Entertainment Properties Trust	40,453	1,860,838
Equity Inns Inc.	265,184	3,526,947
Equity Lifestyle Properties Inc. (1)	37,731	1,500,185
Equity One Inc.	181,641	4,123,251
Extra Space Storage Inc. (1)	153,085	2,193,708
FelCor Lodging Trust Inc. (1) (2)	245,821	3,559,488
Fieldstone Investment Corp.	239,969	3,455,554
First Industrial Realty Trust Inc. (1)	211,925	8,455,808
First Potomac Realty Trust	80,846	2,004,981
Gables Residential Trust	120,090	5,191,491
Glenborough Realty Trust Inc.	158,188	3,257,091
GMH Communities Trust	104,553	1,448,059
Government Properties Trust Inc. (1)	101,600	987,552

Gramercy Capital Corp.	67,225	1,644,324
Heritage Property Investment Trust Inc. (1)	135,345	4,739,782
Highland Hospitality Corp.	196,767	2,056,215
Highwoods Properties Inc. (1)	265,521	7,901,905
Home Properties Inc.	155,495	6,689,395
HomeBanc Corp.	277,181	2,519,575
Impac Mortgage Holdings Inc. (1)	371,298	6,924,708
Inland Real Estate Corp.	101,999	1,640,144
Innkeepers USA Trust	210,137	3,139,447
Investors Real Estate Trust	218,695	2,112,594
Kilroy Realty Corp. (1)	90,112	4,279,419
Kite Realty Group Trust	94,001	1,410,015
LaSalle Hotel Properties	148,034	4,856,996
Lexington Corporate Properties Trust	220,670	5,364,488
LTC Properties Inc. (1)	106,029	2,194,800
Luminent Mortgage Capital Inc.	187,853	2,026,934
Maguire Properties Inc. (1)	170,156	4,822,221
Meristar Hospitality Corp. (2)	429,693	3,695,360
MFA Mortgage Investments Inc.	374,004	2,786,330
Mid-America Apartment Communities Inc. (1)	88,192	4,005,681
MortgageIT Holdings Inc.	82,914	1,513,181
National Health Investors Inc.	115,124	3,231,531
National Health Realty Inc.	30,113	560,403
Nationwide Health Properties Inc.	297,050	7,013,351
Newcastle Investment Corp. (1)	216,029	6,513,274
NorthStar Realty Finance Corp.	93,857	984,560
Novastar Financial Inc. (1)	130,261	5,099,718
Omega Healthcare Investors Inc.	35,560	457,302
Parkway Properties Inc.	69,255	3,463,443
Pennsylvania Real Estate Investment Trust (1)	179,986	8,549,335
Post Properties Inc. (1)	196,739	7,104,245
Prentiss Properties Trust (1)	222,936	8,123,788
PS Business Parks Inc. (1)	80,909	3,596,405
RAIT Investment Trust (1)	63,358	1,897,572
Ramco-Gershenson Properties Trust (1)	71,282	2,087,137
Redwood Trust Inc. (1)	97,087	5,009,689
Saxon Capital Inc. (1)	245,100	4,183,857
Senior Housing Properties Trust	294,803	5,574,725
Sizeler Property Investors Inc.	90,689	1,197,095
Sovran Self Storage Inc.	73,335	3,333,809
Spirit Finance Corp.	332,291	3,904,419
Strategic Hotel Capital Inc.	128,621	2,315,178
Sun Communities Inc.	39,463	1,467,629
Sunstone Hotel Investors Inc.	116,914	2,836,334
Taubman Centers Inc. (1)	106,113	3,617,392
Trustreet Properties Inc. (1)	286,079	4,751,772
Universal Health Realty Income Trust	43,074	1,641,550
Urstadt Biddle Properties Inc. Class A (1)	103,396	1,790,819
U-Store-It Trust	140,515	2,676,811
Winston Hotels Inc.	130,197	1,466,018

		313,230,530

RETAIL—5.90%
AFC Enterprises Inc.	32,811	432,449
Asbury Automotive Group Inc. (2)	63,513	978,735
Big Lots Inc. (2)	462,566	6,124,374
Blair Corp.	40,480	1,598,960
Blockbuster Inc. (1)	939,253	8,565,987
Bob Evans Farms Inc. (1)	173,784	4,052,643
Bombay Co. Inc. (The) (1) (2)	139,806	796,894
Bon-Ton Stores Inc. (The)	31,467	608,886
Brown Shoe Co. Inc.	89,709	3,512,107
Buckle Inc. (The)	28,438	1,260,941

Burlington Coat Factory Warehouse Corp. (1)	81,546	3,477,121
Cabela’s Inc. Class A (2)	32,666	697,746
California Pizza Kitchen Inc. (1) (2)	12,606	343,766
Casey’s General Store Inc. (1)	247,879	4,912,962
Cash America International Inc.	116,726	2,348,527
Cato Corp. Class A (1)	92,459	1,909,268
Charlotte Russe Holding Inc. (2)	27,975	348,569
Charming Shoppes Inc. (2)	591,745	5,520,981
Conn’s Inc. (2)	7,997	195,687
Cost Plus Inc. (1) (2)	52,531	1,310,123
CSK Auto Corp. (2)	27,834	464,271
Dave & Buster’s Inc. (1) (2)	68,840	1,269,410
Deb Shops Inc.	13,941	403,871
Denny’s Corp. (2)	193,570	967,850
Domino’s Pizza Inc.	156,246	3,478,036
Dress Barn Inc. (1) (2)	29,557	668,875
Finish Line Inc. (The)	18,353	347,239
Fred’s Inc.	82,893	1,374,366
Genesco Inc. (1) (2)	20,700	767,763
Goody’s Family Clothing Inc. (1)	53,694	395,993
Group 1 Automotive Inc. (2)	102,970	2,475,399
Haverty Furniture Companies Inc.	95,574	1,412,584
IHOP Corp. (1)	65,269	2,832,022
Insight Enterprises Inc. (1) (2)	207,334	4,184,000
Jack in the Box Inc. (2)	148,919	5,647,008
Jill (J.) Group Inc. (The) (2)	29,403	404,291
Jo-Ann Stores Inc. (1) (2)	113,077	2,984,102
Kenneth Cole Productions Inc. Class A	4,612	143,525
Krispy Kreme Doughnuts Inc. (1) (2)	142,707	993,241
Landry’s Restaurants Inc. (1)	80,586	2,424,833
Linens ’n Things Inc. (2)	223,514	5,288,341
Lithia Motors Inc. Class A (1)	75,744	2,185,214
Lone Star Steakhouse & Saloon Inc.	87,693	2,666,744
Longs Drug Stores Corp.	21,063	906,762
Luby’s Inc. (2)	111,081	1,327,418
MarineMax Inc. (1) (2)	41,092	1,284,125
McCormick & Schmick’s Seafood Restaurants Inc. (2)	11,734	185,280
Movado Group Inc.	89,999	1,699,181
99 Cents Only Stores (2)	172,190	2,188,535
O’Charley’s Inc. (2)	99,197	1,751,819
Papa John’s International Inc. (1) (2)	21,486	858,795
Party City Corp. (2)	17,581	210,972
Payless ShoeSource Inc. (2)	331,497	6,364,742
Pep Boys-Manny, Moe & Jack Inc.	200,156	2,710,112
Pier 1 Imports Inc.	332,185	4,713,705
Regis Corp.	174,101	6,803,867
Retail Ventures Inc. (1) (2)	81,803	1,115,793
Ryan’s Restaurant Group Inc. (2)	206,277	2,889,941
School Specialty Inc. (1) (2)	67,769	3,151,259
Sharper Image Corp. (2)	45,666	581,328
Shoe Carnival Inc. (2)	36,541	795,132
ShopKo Stores Inc. (2)	146,406	3,559,130
Smart & Final Inc. (1) (2)	65,228	799,043
Sonic Automotive Inc.	144,407	3,070,093
Sports Authority Inc. (The) (1) (2)	99,514	3,164,545
Stage Stores Inc. (1) (2)	84,220	3,671,992
Steak n Shake Co. (The) (1) (2)	26,120	486,354
Syms Corp.	31,949	469,331
Systemax Inc. (1) (2)	47,174	317,009
Talbots Inc. (The)	23,949	777,624
TBC Corp. (1) (2)	110,250	2,991,083
Too Inc. (1) (2)	145,085	3,390,636

Trans World Entertainment Corp. (1) (2)	95,135	1,125,447
United Auto Group Inc.	131,301	3,912,770
West Marine Inc. (1) (2)	51,227	925,160
Wet Seal Inc. Class A (1) (2)	89,512	607,339
Wilsons The Leather Experts Inc. (2)	13,279	88,173
Zale Corp. (1) (2)	249,120	7,894,613

		169,564,812

SAVINGS & LOANS—3.53%
Anchor BanCorp Wisconsin Inc. (1)	111,710	3,380,345
Bank Mutual Corp. (1)	281,105	3,109,021
BankAtlantic Bancorp Inc. Class A	215,189	4,077,832
BankUnited Financial Corp. Class A (1)	127,203	3,439,569
Berkshire Hills Bancorp Inc.	24,175	805,511
Beverly Hills Bancorp Inc.	67,305	736,990
BFC Financial Corp. Class A (2)	90,344	770,634
Brookline Bancorp Inc. (1)	304,599	4,952,780
Clifton Savings Bancorp Inc.	65,891	695,809
Commercial Capital Bancorp Inc. (1)	164,354	2,746,355
Commercial Federal Corp.	188,785	6,358,279
Dime Community Bancshares (1)	130,857	1,989,026
Fidelity Bankshares Inc. (1)	86,047	2,281,966
First Defiance Financial Corp.	34,508	921,019
First Financial Holdings Inc.	60,668	1,814,580
First Niagara Financial Group Inc.	570,451	8,317,176
First Place Financial Corp.	73,556	1,477,740
FirstFed Financial Corp. (2)	81,680	4,868,945
Flagstar Bancorp Inc. (1)	170,036	3,218,781
Flushing Financial Corp.	94,418	1,737,291
Franklin Bank Corp. (Texas) (2)	99,228	1,861,517
Harbor Florida Bancshares Inc. (1)	31,784	1,189,993
Horizon Financial Corp.	49,698	1,103,296
ITLA Capital Corp. (2)	28,275	1,524,023
Kearny Financial Corp. (2)	107,130	1,264,134
MAF Bancorp Inc. (1)	159,360	6,793,517
NASB Financial Inc.	2,290	100,417
Northwest Bancorp Inc.	96,365	2,048,720
OceanFirst Financial Corp.	40,396	909,314
Ocwen Financial Corp. (2)	168,805	1,141,122
Partners Trust Financial Group Inc. (1)	245,238	2,619,142
PennFed Financial Services Inc.	44,689	754,350
PFF Bancorp Inc.	76,191	2,307,825
Provident Bancorp Inc.	1,344	16,330
Provident Financial Holdings Inc.	24,145	678,716
Provident Financial Services Inc. (1)	358,344	6,296,104
Provident New York Bancorp	198,302	2,401,437
Rockville Financial Inc. (2)	36,825	450,002
Sound Federal Bancorp Inc.	23,755	383,881
Sterling Financial Corp. (Washington) (2)	113,291	4,237,083
TierOne Corp.	89,127	2,418,016
United Community Financial Corp.	132,937	1,454,331
Westfield Financial Inc.	5,599	135,720
WSFS Financial Corp.	28,695	1,569,903

		101,358,542

SEMICONDUCTORS—2.39%
Actel Corp. (2)	116,437	1,618,474
AMIS Holdings Inc. (2)	29,268	390,435
Amkor Technology Inc. (2)	165,681	745,565
Applied Micro Circuits Corp. (1) (2)	902,017	2,309,164
Asyst Technologies Inc. (2)	233,486	1,041,348
Atmel Corp. (2)	755,734	1,791,090
Axcelis Technologies Inc. (2)	492,291	3,377,116

Brooks Automation Inc. (2)	73,794	1,095,841
Cirrus Logic Inc. (2)	26,879	142,727
Cohu Inc.	74,735	1,498,437
Conexant Systems Inc. (2)	2,315,597	3,728,111
Credence Systems Corp. (1) (2)	265,263	2,400,630
DSP Group Inc. (2)	25,703	613,531
Emulex Corp. (1) (2)	24,452	446,494
Entegris Inc. (2)	295,515	2,925,599
Exar Corp. (1) (2)	123,976	1,846,003
Fairchild Semiconductor International Inc. Class A (2)	442,549	6,527,598
Genesis Microchip Inc. (1) (2)	74,349	1,372,483
Helix Technology Corp.	41,334	548,916
Integrated Device Technology Inc. (2)	408,685	4,393,364
Integrated Silicon Solution Inc. (1) (2)	180,863	1,340,195
Kopin Corp. (2)	345,626	1,762,693
Kulicke & Soffa Industries Inc. (2)	51,961	411,012
Lattice Semiconductor Corp. (2)	400,673	1,778,988
Leadis Technology Inc. (2)	82,521	664,294
LTX Corp. (2)	301,291	1,494,403
Mattson Technology Inc. (2)	28,280	202,485
MKS Instruments Inc. (2)	160,325	2,707,889
Mykrolis Corp. (2)	158,000	2,245,180
Pericom Semiconductor Corp. (2)	68,020	553,683
Photronics Inc. (1) (2)	86,647	2,022,341
Pixelworks Inc. (2)	75,006	643,551
Rambus Inc. (2)	157,885	2,112,501
Rudolph Technologies Inc. (2)	43,013	616,376
Semitool Inc. (2)	66,361	633,084
Skyworks Solutions Inc. (2)	447,351	3,296,977
Standard Microsystems Corp. (2)	70,722	1,653,480
TriQuint Semiconductor Inc. (2)	565,966	1,884,667
Ultratech Inc. (1) (2)	8,525	156,008
Veeco Instruments Inc. (1) (2)	56,580	921,122
Vitesse Semiconductor Corp. (2)	456,311	953,690
Zoran Corp. (2)	140,402	1,865,943

		68,733,488

SOFTWARE—1.12%
American Reprographics Co. (2)	65,523	1,054,265
AMICAS Inc. (2)	193,974	878,702
Atari Inc. (2)	237,902	661,368
Borland Software Corp. (1) (2)	390,876	2,681,409
CSG Systems International Inc. (1) (2)	120,243	2,282,212
Digi International Inc. (2)	21,382	253,591
eFunds Corp. (2)	62,272	1,120,273
EPIQ Systems Inc. (1) (2)	45,458	743,693
Inter-Tel Inc.	83,842	1,560,300
InterVideo Inc. (2)	5,775	83,045
JDA Software Group Inc. (2)	142,781	1,624,848
Keane Inc. (1) (2)	209,892	2,875,520
Lawson Software Inc. (1) (2)	304,759	1,569,509
MapInfo Corp. (1) (2)	18,122	190,462
MRO Software Inc. (2)	90,384	1,320,510
NDCHealth Corp. (1)	177,132	3,183,062
NetIQ Corp. (1) (2)	266,158	3,020,893
Open Solutions Inc. (2)	12,214	248,066
Pegasystems Inc. (2)	64,697	381,712
Pinnacle Systems Inc. (2)	128,325	705,788
QAD Inc.	22,706	174,836
Quest Software Inc. (2)	47,447	646,703
ScanSoft Inc. (1) (2)	159,229	601,886
Schawk Inc.	28,391	709,775

SeaChange International Inc. (2)	51,455	361,214
SPSS Inc. (2)	5,969	114,664
SSA Global Technologies Inc. (2)	13,607	163,284
SYNNEX Corp. (2)	42,353	741,601
THQ Inc. (1) (2)	36,221	1,060,189
Ulticom Inc. (2)	58,715	622,966
VeriFone Holdings Inc. (2)	37,406	607,848

		32,244,194

TELECOMMUNICATION EQUIPMENT—0.03%
Glenayre Technologies Inc. (2)	201,898	761,155

		761,155

TELECOMMUNICATIONS—3.98%
Adaptec Inc. (1) (2)	548,105	2,126,647
Aeroflex Inc. (2)	342,767	2,879,243
Airspan Networks Inc. (2)	72,990	405,095
Anaren Inc. (2)	91,788	1,207,012
Anixter International Inc. (1) (2)	82,467	3,065,298
Applied Signal Technology Inc.	3,331	63,422
Aspect Communications Corp. (2)	89,946	1,010,094
Audiovox Corp. Class A (2)	83,831	1,299,381
Black Box Corp. (1)	82,754	2,929,492
Broadwing Corp. (1) (2)	320,008	1,478,437
C-COR Inc. (1) (2)	84,220	576,907
Centennial Communications Corp. (2)	70,704	981,372
CIENA Corp. (1) (2)	2,825,269	5,904,812
Cincinnati Bell Inc. (2)	1,213,936	5,219,925
Commonwealth Telephone Enterprises Inc. (1)	47,721	1,999,987
CommScope Inc. (1) (2)	157,514	2,742,319
CT Communications Inc.	93,263	1,217,082
Ditech Communications Corp. (2)	63,702	413,426
Extreme Networks Inc. (2)	178,721	732,756
FairPoint Communications Inc.	133,312	2,152,989
Finisar Corp. (1) (2)	490,925	515,471
Foundry Networks Inc. (2)	219,981	1,898,436
General Communication Inc. Class A (1) (2)	272,315	2,687,749
GlobeTel Communications Corp. (2)	204,572	570,756
Golden Telecom Inc. (1)	40,894	1,254,628
Hypercom Corp. (2)	73,260	473,992
IDT Corp. Class B (1) (2)	285,953	3,763,141
Intrado Inc. (2)	21,160	316,554
Iowa Telecommunications Services Inc.	110,533	2,072,494
Level 3 Communications Inc. (1) (2)	3,426,500	6,955,795
MasTec Inc. (1) (2)	133,099	1,171,271
MRV Communications Inc. (1) (2)	177,454	385,075
Newport Corp. (2)	184,278	2,554,093
Oplink Communications Inc. (2)	504,139	862,078
Optical Communication Products Inc. (2)	72,980	138,662
Polycom Inc. (2)	235,011	3,504,014
Powerwave Technologies Inc. (1) (2)	492,136	5,029,630
Preformed Line Products Co.	12,102	493,762
Price Communications Corp. (2)	225,122	3,894,611
RCN Corp. (2)	112,300	2,593,007
RF Micro Devices Inc. (2)	778,644	4,228,037
SafeNet Inc. (1) (2)	67,550	2,300,753
SBA Communications Corp. (2)	45,283	611,321
Shenandoah Telecommunications Co.	28,363	1,127,429
SureWest Communications (1)	71,642	1,837,617
Sycamore Networks Inc. (2)	867,085	2,991,443
TALK America Holdings Inc. (1) (2)	133,732	1,338,657
Tekelec (2)	16,016	269,069
3Com Corp. (1) (2)	1,893,690	6,893,032

Time Warner Telecom Inc. Class A (1) (2)	246,260	1,457,859
US Unwired Inc. (2)	637,899	3,712,572
USA Mobility Inc. (2)	131,942	3,873,817
UTStarcom Inc. (2)	200,131	1,498,981
Valor Communications Group Inc.	59,064	815,083
Wireless Facilities Inc. (2)	125,385	793,687
Zhone Technologies Inc. (1) (2)	286,785	960,730

		114,251,002

TEXTILES—0.28%
Angelica Corp. (1)	45,024	1,103,538
Dixie Group Inc. (2)	52,598	926,251
G&K Services Inc. Class A	95,236	3,593,254
UniFirst Corp.	45,599	1,848,583
Weyco Group Inc.	28,363	558,893

		8,030,519

TOYS, GAMES & HOBBIES—0.26%
Jakks Pacific Inc. (1) (2)	98,911	1,900,080
LeapFrog Enterprises Inc. (1) (2)	149,419	1,688,435
RC2 Corp. (2)	54,487	2,047,077
Topps Co. (The)	174,257	1,747,798

		7,383,390

TRANSPORTATION—1.02%
ABX Air Inc. (2)	116,691	951,032
Arkansas Best Corp.	108,647	3,456,061
Covenant Transport Inc. Class A (2)	39,667	523,604
EGL Inc. (2)	75,627	1,536,741
Forward Air Corp.	16,143	456,363
Frozen Food Express Industries Inc. (2)	73,500	832,020
Genesee & Wyoming Inc. Class A (2)	8,967	243,992
GulfMark Offshore Inc. (2)	72,842	1,989,315
Kansas City Southern Industries Inc. (1) (2)	211,719	4,272,489
Kirby Corp. (1) (2)	7,169	323,322
Maritrans Inc.	4,293	116,126
Marten Transport Ltd. (1) (2)	48,706	1,022,339
Offshore Logistics Inc. (1) (2)	114,546	3,761,691
Overnite Corp.	40,086	1,722,896
P.A.M. Transportation Services Inc. (2)	15,070	253,327
RailAmerica Inc. (2)	113,664	1,352,602
SCS Transportation Inc. (2)	74,462	1,325,424
Seabulk International Inc. (1) (2)	9,791	208,059
SIRVA Inc. (2)	60,513	514,966
U.S. Xpress Enterprises Inc. Class A (2)	36,717	437,299
USA Truck Inc. (2)	10,918	270,221
Werner Enterprises Inc. (1)	190,469	3,740,811

		29,310,700

TRUCKING & LEASING—0.37%
AMERCO	40,449	2,166,044
GATX Corp. (1)	217,126	7,490,847
Interpool Inc.	40,019	855,606

		10,512,497

WATER—0.38%
American States Water Co. (1)	82,378	2,419,442
California Water Service Group (1)	84,851	3,185,307
Connecticut Water Service Inc. (1)	18,170	454,068
Middlesex Water Co. (1)	55,887	1,085,326
PICO Holdings Inc. (2)	39,103	1,163,705
SJW Corp.	31,177	1,465,631
Southwest Water Co. (1)	95,564	1,130,522

		10,904,001

TOTAL COMMON STOCKS (Cost: $2,712,240,224)		2,868,365,658

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—23.80%
COMMERCIAL PAPER (4)—6.37%
Alpine Securitization Corp.
3.29%, 08/08/05	$965,231	961,886
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (5)	6,485,257	6,472,157
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (5)	14,800,206	14,772,344
ANZ National Bank Ltd.
2.94%, 08/15/05 (5)	1,608,718	1,602,816
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	6,121,011	6,110,693
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	3,217,436	3,214,648
Bryant Park Funding LLC
3.10%, 07/06/05 (5)	1,242,381	1,241,846
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (5)	1,158,470	1,157,254
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (5)	3,217,436	3,211,729
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (5)	4,028,616	4,022,333
Charta LLC
3.31%, 08/11/05 (5)	4,826,154	4,807,961
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (5)	3,024,390	3,021,875
Dexia Delaware LLC
3.04%, 07/01/05	4,266,320	4,266,320
Edison Asset Securitization LLC
3.12%, 09/06/05 (5)	2,413,077	2,399,065
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (5)	5,323,152	5,300,900
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (5)	8,534,153	8,519,416
Ford Credit Floorplan Motown
3.33%, 08/08/05 (5)	643,487	641,225
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	3,484,741	3,478,945
General Electric Capital Corp.
2.74%, 07/07/05	1,608,718	1,607,983
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	3,056,564	3,052,435
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (5)	10,714,062	10,668,773
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (5)	9,732,326	9,717,960
Liberty Street Funding Corp.
3.05%, 07/01/05 (5)	1,608,718	1,608,718
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (5)	4,708,332	4,704,144
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	6,145,303	6,137,869

Nordea North America Inc.
2.74%, 07/11/05	1,608,718	1,607,494
Park Avenue Receivables Corp.
3.25%, 07/22/05 (5)	6,402,698	6,390,572
Park Granada LLC
3.08% - 3.09%, 07/01/05 (5)	1,610,005	1,610,005
Polonius Inc.
3.15%, 07/11/05 (5)	2,252,205	2,250,235
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (5)	10,465,322	10,458,476
Santander Central Hispano
2.75%, 07/08/05	4,021,795	4,019,648
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (5)	5,755,639	5,744,406
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (5)	11,701,815	11,670,312
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (5)	10,475,940	10,464,946
Three Pillars Funding Corp.
3.30%, 07/28/05	467,847	466,689
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (5)	6,274,000	6,274,000
UBS Finance Delaware LLC
3.03%, 07/01/05	4,826,154	4,826,154
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	2,799,169	2,792,929
Yorktown Capital LLC
3.15%, 07/13/05	1,870,006	1,868,043

		183,145,204

FLOATING RATE NOTES (4)—10.76%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (5)	5,984,431	5,984,470
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	7,882,718	7,882,781
American Express Centurion Bank
3.29%, 06/29/06	1,286,974	1,286,974
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	9,169,693	9,170,793
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (5)	2,091,333	2,091,333
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	2,091,333	2,091,046
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (5)	16,537,622	16,537,460
BMW US Capital LLC
3.19%, 07/14/06 (5)	3,217,436	3,217,436
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	10,939,283	10,938,257
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (5)	12,033,211	12,032,451
Commodore CDO Ltd.
3.47%, 12/12/05 (5)	804,359	804,359
Credit Suisse First Boston
3.15%, 05/09/06	3,217,436	3,217,436
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	9,652,308	9,651,765
DEPFA Bank PLC
3.42%, 03/15/06	3,217,436	3,217,436
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (5)	7,786,195	7,786,483

Fairway Finance LLC
3.21%, 10/20/05	1,286,974	1,286,955
Fifth Third Bancorp
3.26%, 04/21/06 (5)	6,434,872	6,434,872
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (5)	2,252,205	2,252,281
General Electric Capital Corp.
3.28%, 07/07/06	1,447,846	1,449,407
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	462,191	462,191
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	3,700,052	3,700,051
Hartford Life Global Funding Trust
3.21%, 07/15/06	3,217,436	3,217,436
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (5)	9,652,308	9,652,308
HSBC Bank USA N.A.
3.57%, 05/04/06	1,126,103	1,126,871
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (5)	14,156,719	14,156,781
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (5)	3,378,308	3,378,308
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (5)	12,548,001	12,549,830
Lothian Mortgages PLC
3.29%, 01/24/06 (5)	4,826,154	4,826,154
Marshall & Ilsley Bank
3.36%, 02/20/06	3,217,436	3,219,906
Metropolitan Life Global Funding I
3.14%, 07/06/06 (5)	4,826,154	4,826,154
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	4,826,154	4,825,799
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (5)	11,904,514	11,906,135
Norddeutsche Landesbank
3.11%, 07/27/05	3,217,436	3,217,355
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (5)	9,652,308	9,652,308
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	12,387,129	12,387,129
Principal Life Income Funding Trusts
3.21%, 05/10/06	2,413,077	2,413,193
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	9,129,475	9,126,906
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (5)	1,769,590	1,769,380
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (5)	18,371,560	18,372,053
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (5)	3,217,436	3,217,436
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	4,987,026	4,985,910
SunTrust Bank
3.17%, 04/28/06	4,826,154	4,826,154
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (5)	11,035,806	11,035,125
Toronto-Dominion Bank
3.81%, 06/20/06	4,021,795	4,022,176
UniCredito Italiano SpA
3.34%, 06/14/06	4,182,667	4,181,253
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (5)	8,298,296	8,298,296

Wells Fargo & Co.
3.19%, 07/14/06 (5)	1,608,718	1,608,896
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (5)	10,778,411	10,777,992
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (5)	10,810,585	10,810,212
Winston Funding Ltd.
3.23%, 07/23/05 (5)	2,297,249	2,297,249
World Savings Bank
3.13%, 09/09/05	1,126,103	1,126,081

		309,307,023

MONEY MARKET FUNDS—0.72%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (4) (6) (7)	12,869,744	12,869,744
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (6) (7)	6,294,407	6,294,407
BlackRock Temp Cash Money Market Fund 3.04% (4) (7)	466,069	466,069
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (4) (7)	1,127,892	1,127,892

		20,758,112

REPURCHASE AGREEMENTS (4)—3.92%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $54,651,910 and effective yields of 3.40% - 3.44%. (8)	$54,646,705	54,646,705
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $41,830,657 and effective yields of 3.43% - 3.44%. (8)	41,826,669	41,826,669
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $16,088,700 and an effective yield of 3.40%. (8)	16,087,181	16,087,181

		112,560,555

TIME DEPOSITS (4)—1.86%
American Express Centurion Bank
3.08%, 07/01/05	2,413,077	2,413,077
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	3,217,436	3,217,436
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	4,504,411	4,504,410
Credit Suisse First Boston
3.16%, 07/13/05	1,608,718	1,608,718
Deutsche Bank AG
3.31%, 07/01/05	132,301	132,301
HBOS Treasury Services PLC
3.39%, 12/14/05	1,930,462	1,930,462
Key Bank N.A.
3.34%, 07/01/05	9,652,308	9,652,308
Natexis Banques
2.98%, 08/18/05	3,217,436	3,217,436
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	5,791,385	5,791,240
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,573,949	2,573,933

UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	2,252,205	2,252,174
US Bank N.A.
3.12%, 07/08/05	3,217,436	3,217,436
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	9,652,308	9,652,308
Wells Fargo Bank N.A.
3.04%, 07/01/05	3,217,436	3,217,436

		53,380,675

U.S. GOVERNMENT AGENCY NOTES (4)—0.17%
Federal National Mortgage Association
2.33%, 07/22/05	4,826,154	4,819,609

		4,819,609

TOTAL SHORT-TERM INVESTMENTS (Cost: $683,971,178)		683,971,178

TOTAL INVESTMENTS IN SECURITIES — 123.63% (Cost: $3,396,211,402) (9)		3,552,336,836
Other Assets, Less Liabilities — (23.63%)		(678,891,125)

NET ASSETS — 100.00%		$2,873,445,711

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(9)	The cost of investments for federal income tax purposes was $3,416,991,643. Net unrealized appreciation aggregated $135,345,193, of which $231,966,160 represented gross unrealized appreciation on securities and $96,620,967 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.26%
ADVO Inc. (1)	4,501	$143,353
Catalina Marketing Corp. (1)	8,080	205,313
Donnelley (R.H.) Corp. (2)	3,813	236,330
FTD Group Inc. (2)	1,834	20,816
Getty Images Inc. (1) (2)	7,150	530,959
Greenfield Online Inc. (2)	1,939	23,559
Harte-Hanks Inc.	8,789	261,297
Interpublic Group of Companies Inc. (1) (2)	63,392	772,115
Lamar Advertising Co. (1) (2)	12,761	545,788
Marchex Inc. Class B (1) (2)	2,341	35,209
Omnicom Group Inc.	27,670	2,209,726
ValueVision Media Inc. Class A (2)	2,394	28,752
Ventiv Health Inc. (2)	2,979	57,435
West Corp. (2)	2,908	111,667

		5,182,319

AEROSPACE & DEFENSE—1.76%
AAR Corp. (1) (2)	5,087	79,917
Alliant Techsystems Inc. (2)	5,624	397,054
ARGON ST Inc. (2)	1,050	37,275
Armor Holdings Inc. (1) (2)	4,935	195,475
BE Aerospace Inc. (2)	8,777	137,185
Boeing Co. (The)	123,855	8,174,430
Curtiss-Wright Corp.	3,289	177,442
DRS Technologies Inc.	3,901	200,043
EDO Corp. (1)	2,268	67,836
Engineered Support Systems Inc.	5,934	212,615
Esterline Technologies Corp. (2)	3,852	154,388
GenCorp Inc. (2)	7,370	141,946
General Dynamics Corp.	30,136	3,301,097
Goodrich (B.F.) Co.	17,998	737,198
HEICO Corp. (1)	2,887	67,585
Herley Industries Inc. (2)	1,769	32,267
Innovative Solutions & Support Inc. (1) (2)	1,155	38,773
Kaman Corp. Class A	2,933	52,911
L-3 Communications Holdings Inc.	17,611	1,348,650
Lockheed Martin Corp.	55,536	3,602,620
Moog Inc. Class A (1) (2)	5,689	179,147
MTC Technologies Inc. (2)	1,147	42,244
Northrop Grumman Corp. (1)	54,052	2,986,373
Orbital Sciences Corp. (1) (2)	7,878	77,992
Raytheon Co.	68,119	2,664,815
Rockwell Collins Inc.	26,959	1,285,405
Sequa Corp. Class A (1) (2)	1,024	67,758
Teledyne Technologies Inc. (2)	5,095	165,995
Titan Corp. (The) (2)	12,527	284,864
Triumph Group Inc. (2)	2,304	80,087
United Industrial Corp.	1,401	50,072

United Technologies Corp. (1)	153,414	7,877,809

		34,919,268

AGRICULTURE—1.29%
Alico Inc. (1)	569	29,264
Alliance One International Inc.	11,517	69,217
Altria Group Inc.	309,918	20,039,298
Delta & Pine Land Co. (1)	5,737	143,769
Loews Corp. - Carolina Group	9,886	329,402
Maui Land & Pineapple Co. Inc. (2)	486	18,507
Monsanto Co.	40,282	2,532,529
Reynolds American Inc.	13,034	1,027,079
Tejon Ranch Co. (2)	1,156	59,499
Universal Corp. (1)	3,958	173,281
UST Inc.	25,085	1,145,381
Vector Group Ltd. (1)	3,547	65,868

		25,633,094

AIRLINES—0.16%
AirTran Holdings Inc. (1) (2)	12,721	117,415
Alaska Air Group Inc. (1) (2)	4,111	122,302
America West Holdings Corp. Class B (1) (2)	4,738	28,428
AMR Corp. (1) (2)	23,965	290,216
Continental Airlines Inc. Class B (1) (2)	10,329	137,169
Delta Air Lines Inc. (1) (2)	19,319	72,639
ExpressJet Holdings Inc. (1) (2)	5,617	47,801
Frontier Airlines Inc. (1) (2)	5,117	52,859
JetBlue Airways Corp. (1) (2)	13,882	283,748
MAIR Holdings Inc. (2)	1,128	9,972
Mesa Air Group Inc. (1) (2)	4,656	31,242
Northwest Airlines Corp. (1) (2)	10,793	49,216
Pinnacle Airlines Corp. (2)	2,424	20,822
Republic Airways Holdings Inc. (2)	1,550	22,397
SkyWest Inc.	8,597	156,293
Southwest Airlines Co.	118,718	1,653,742
World Air Holdings Inc. (2)	2,660	31,175

		3,127,436

APPAREL—0.46%
Carter’s Inc. (2)	2,578	150,504
Cherokee Inc.	1,146	39,675
Coach Inc. (2)	56,989	1,913,121
Columbia Sportswear Co. (1) (2)	2,410	119,030
Deckers Outdoor Corp. (1) (2)	1,498	36,851
DHB Industries Inc. (2)	3,713	31,375
Guess? Inc. (1) (2)	2,211	36,658
Gymboree Corp. (1) (2)	4,710	64,339
Hartmarx Corp. (2)	3,975	40,028
Jones Apparel Group Inc.	18,667	579,424
Kellwood Co. (1)	3,957	106,443
K-Swiss Inc. Class A	3,959	128,034
Liz Claiborne Inc.	16,621	660,851
Nike Inc. Class B	27,953	2,420,730
OshKosh B’Gosh Inc. Class A (1)	1,111	28,875
Oxford Industries Inc. (1)	2,146	92,385
Perry Ellis International Inc. (2)	726	16,981
Phillips-Van Heusen Corp.	4,121	134,715
Polo Ralph Lauren Corp.	8,047	346,906
Quiksilver Inc. (2)	18,136	289,813
Reebok International Ltd.	7,695	321,882
Russell Corp. (1)	4,272	87,362
Skechers U.S.A. Inc. Class A (2)	3,317	47,300
Steven Madden Ltd. (1) (2)	1,685	29,926

Stride Rite Corp.	5,279	72,797
Timberland Co. Class A (1) (2)	7,614	294,814
VF Corp.	12,839	734,648
Warnaco Group Inc. (The) (1) (2)	6,723	156,310
Wolverine World Wide Inc. (1)	8,869	212,945

		9,194,722

AUTO MANUFACTURERS—0.39%
A.S.V. Inc. (1) (2)	1,136	46,053
Ford Motor Co.	266,303	2,726,943
General Motors Corp. (1)	69,639	2,367,726
Navistar International Corp. (2)	9,425	301,600
Noble International Ltd.	708	16,673
Oshkosh Truck Corp.	5,398	422,555
PACCAR Inc.	26,264	1,785,952
R & B Inc. (2)	830	11,653
Titan International Inc.	1,243	17,377
Wabash National Corp.	4,398	106,564

		7,803,096

AUTO PARTS & EQUIPMENT—0.28%
Accuride Corp. (2)	978	10,396
Aftermarket Technology Corp. (2)	2,641	46,033
American Axle & Manufacturing Holdings Inc.	6,257	158,114
ArvinMeritor Inc.	10,577	188,165
Autoliv Inc.	14,101	617,624
Bandag Inc. (1)	1,775	81,739
BorgWarner Inc.	8,485	455,390
Commercial Vehicle Group Inc. (2)	1,585	28,134
Cooper Tire & Rubber Co.	9,082	168,653
Dana Corp.	22,545	338,400
Delphi Corp.	72,646	337,804
Goodyear Tire & Rubber Co. (The) (1) (2)	22,880	340,912
Hayes Lemmerz International Inc. (2)	5,283	37,615
Johnson Controls Inc.	28,963	1,631,486
Keystone Automotive Industries Inc. (2)	2,130	52,675
Lear Corp. (1)	10,535	383,263
Modine Manufacturing Co. (1)	4,930	160,521
Standard Motor Products Inc. (1)	1,961	25,885
Strattec Security Corp. (2)	481	26,195
Superior Industries International Inc. (1)	3,342	79,205
Tenneco Automotive Inc. (2)	6,230	103,667
TRW Automotive Holdings Corp. (2)	6,018	147,501
Visteon Corp.	19,284	116,283

		5,535,660

BANKS—6.61%
ABC Bancorp	1,594	28,820
ACE Cash Express Inc. (2)	1,145	29,266
Alabama National Bancorp	1,898	124,072
AMCORE Financial Inc.	3,629	108,435
Amegy Bancorporation Inc.	10,584	236,870
AmericanWest Bancorporation (1) (2)	1,788	35,671
Ames National Corp.	343	37,922
AmSouth Bancorp	53,300	1,385,800
Arrow Financial Corp. (1)	1,286	35,802
Associated Bancorp (1)	19,410	653,341
Assurant Inc.	17,234	622,147
Banc Corp. (The) (2)	1,126	11,913
BancFirst Corp.	462	40,189
Bancorp Inc. (The) (2)	1,419	24,747
BancorpSouth Inc.	11,573	273,123
BancTrust Financial Group Inc.	1,065	20,799

Bank of America Corp.	601,683	27,442,762
Bank of Granite Corp.	2,213	42,357
Bank of Hawaii Corp.	8,113	411,735
Bank of New York Co. Inc. (The)	116,783	3,361,015
Bank of the Ozarks Inc. (1)	1,699	55,795
Banner Corp.	1,721	48,205
BB&T Corp.	82,180	3,284,735
BOK Financial Corp.	2,830	130,520
Boston Private Financial Holdings Inc. (1)	4,179	105,311
Camden National Corp.	1,120	36,680
Capital City Bank Group Inc. (1)	1,296	52,358
Capital Corp of the West	1,515	42,041
Capital Crossing Bank (1) (2)	746	25,439
Capitol Bancorp Ltd. (1)	1,672	56,196
Cardinal Financial Corp. (2)	2,431	22,827
Cascade Bancorp (1)	2,261	47,571
Cathay General Bancorp	6,524	219,924
Center Financial Corp.	1,206	29,945
Central Coast Bancorp (1) (2)	1,927	34,879
Central Pacific Financial Corp.	4,416	157,210
Chemical Financial Corp. (1)	3,701	122,540
Chittenden Corp. (1)	7,120	193,664
Citizens & Northern Corp. (1)	954	29,803
Citizens Banking Corp. (1)	6,571	198,576
City Bank	1,229	38,124
City Holding Co. (1)	2,433	88,853
City National Corp.	6,307	452,275
Coastal Financial Corp. (1)	2,346	34,580
CoBiz Inc. (1)	1,740	31,546
Colonial BancGroup Inc. (The)	21,991	485,121
Colony Bankcorp Inc.	530	15,921
Columbia Bancorp	718	26,171
Columbia Banking System Inc.	2,300	56,626
Comerica Inc.	25,577	1,478,351
Commerce Bancorp Inc. (1)	23,920	725,015
Commerce Bancshares Inc. (1)	8,718	439,474
Commercial Bankshares Inc.	470	18,241
Community Bancorp (2)	439	13,618
Community Bank System Inc.	4,135	100,853
Community Banks Inc.	1,614	41,835
Community Trust Bancorp Inc.	1,859	60,826
Compass Bancshares Inc.	18,579	836,055
Corus Bankshares Inc. (1)	2,636	146,272
Cullen/Frost Bankers Inc.	7,865	374,767
CVB Financial Corp. (1)	6,824	134,296
East West Bancorp Inc. (1)	7,668	257,568
Enterprise Financial Services Corp.	747	17,667
EuroBancshares Inc. (2)	1,328	21,314
Farmers Capital Bank Corp. (1)	1,106	38,312
Fifth Third Bancorp	71,333	2,939,633
Financial Institutions Inc.	1,222	22,020
First BanCorp (Puerto Rico)	5,279	211,952
First Bancorp Inc. (North Carolina)	1,672	37,001
First Busey Corp. Class A (1)	1,837	35,472
First Charter Corp.	4,579	100,601
First Citizens BancShares Inc. Class A	933	134,865
First Commonwealth Financial Corp. (1)	10,292	141,000
First Community Bancorp (1)	1,902	90,345
First Community Bancshares Inc. (1)	1,615	52,487
First Financial Bancorp (1)	5,585	105,556
First Financial Bankshares Inc. (1)	2,631	89,033
First Financial Corp.	2,248	64,585
First Horizon National Corp. (1)	18,868	796,230

First Indiana Corp.	1,637	48,570
First Marblehead Corp. (The) (2)	3,638	127,548
First Merchants Corp. (1)	2,909	72,289
First Midwest Bancorp Inc.	7,110	250,059
First Oak Brook Bancshares Inc. Class A	1,144	32,284
First Regional Bancorp (2)	218	14,421
First Republic Bank	2,973	105,036
1st Source Corp.	1,675	38,424
First South Bancorp Inc.	452	14,410
First State Bancorp	2,424	46,759
FirstMerit Corp.	13,077	341,440
FNB Corp. (Pennsylvania) (1)	8,437	165,787
FNB Corp. (Virginia) (1)	1,094	30,632
Fremont General Corp. (1)	9,748	237,169
Frontier Financial Corp. (1)	3,630	91,694
Fulton Financial Corp. (1)	23,111	415,998
GB&T Bancshares Inc. (1)	1,494	35,497
Genworth Financial Inc. Class A	33,650	1,017,239
Glacier Bancorp Inc. (1)	4,518	118,055
Gold Bancorp Inc.	5,957	86,674
Great Southern Bancorp Inc. (1)	1,605	50,220
Greater Bay Bancorp (1)	7,661	202,021
Greene County Bancshares Inc.	643	17,567
Hancock Holding Co. (1)	4,166	143,310
Hanmi Financial Corp. (1)	5,414	90,414
Harleysville National Corp. (1)	4,140	95,882
Heartland Financial USA Inc.	1,645	32,127
Heritage Commerce Corp.	1,277	23,446
Hibernia Corp. Class A	23,603	783,148
Hudson United Bancorp	6,976	251,834
Huntington Bancshares Inc. (1)	35,099	847,290
IBERIABANK Corp. (1)	935	57,605
Independent Bank Corp. (Massachusetts) (1)	2,148	60,595
Independent Bank Corp. (Michigan)	2,696	76,674
Integra Bank Corp. (1)	2,481	56,120
Interchange Financial Services Corp.	2,420	44,407
International Bancshares Corp.	6,789	192,061
Investors Financial Services Corp.	9,946	376,158
Irwin Financial Corp. (1)	2,723	60,423
KeyCorp	61,545	2,040,217
KNBT Bancorp Inc.	5,142	77,593
Lakeland Bancorp Inc. (1)	2,845	44,410
Lakeland Financial Corp.	1,021	41,534
M&T Bank Corp.	11,510	1,210,392
Macatawa Bank Corp. (1)	1,418	49,190
Main Street Banks Inc. (1)	2,208	56,216
MainSource Financial Group Inc.	1,257	22,739
Marshall & Ilsley Corp. (1)	33,867	1,505,388
MB Financial Inc.	2,855	113,715
MBT Financial Corp.	2,483	47,798
Mellon Financial Corp.	63,985	1,835,730
Mercantile Bank Corp. (1)	1,044	45,905
Mercantile Bankshares Corp.	12,106	623,822
Mid-State Bancshares	3,624	100,638
Midwest Banc Holdings Inc. (1)	1,572	30,324
Nara Bancorp Inc. (1)	2,971	43,614
National City Corp.	85,069	2,902,554
National Penn Bancshares Inc. (1)	5,062	126,449
NBC Capital Corp.	1,200	29,208
NBT Bancorp Inc. (1)	5,039	119,122
NewAlliance Bancshares Inc.	16,403	230,462
North Fork Bancorp Inc.	71,076	1,996,525
Northern Empire Bancshares (2)	901	27,877

Northern Trust Corp.	29,756	1,356,576
Old National Bancorp (1)	10,624	227,354
Old Second Bancorp Inc.	1,911	55,591
Omega Financial Corp.	1,781	55,300
Oriental Financial Group Inc.	2,658	40,561
Origen Financial Inc.	1,588	11,751
Pacific Capital Bancorp (1)	6,795	251,959
Park National Corp. (1)	1,993	220,227
Peapack-Gladstone Financial Corp. (1)	1,068	29,584
PennRock Financial Services Corp.	1,124	40,340
Pennsylvania Commerce Bancorp Inc. (2)	388	12,707
Peoples Bancorp Inc.	1,557	41,650
Pinnacle Financial Partners Inc. (2)	711	17,064
Placer Sierra Bancshares	1,051	28,661
PNC Financial Services Group	42,752	2,328,274
Popular Inc.	40,316	1,015,560
Preferred Bank	388	15,404
PremierWest Bancorp (2)	1,303	19,310
PrivateBancorp Inc. (1)	2,655	93,934
Prosperity Bancshares Inc. (1)	3,028	86,631
Provident Bankshares Corp. (1)	5,022	160,252
R&G Financial Corp. Class B (1)	4,419	78,172
Regions Financial Corp. (1)	69,861	2,366,891
Renasant Corp. (1)	1,699	52,261
Republic Bancorp Inc. (1)	10,333	154,788
Republic Bancorp Inc. Class A	1,241	26,942
Royal Bancshares of Pennsylvania Class A	736	17,480
S&T Bancorp Inc. (1)	3,618	130,610
Sandy Spring Bancorp Inc. (1)	2,340	81,970
Santander BanCorp (1)	694	17,392
SCBT Financial Corp.	1,252	39,626
Seacoast Banking Corp. of Florida	1,856	36,545
Security Bank Corp.	1,568	35,907
Sierra Bancorp	434	9,843
Signature Bank (2)	1,040	25,376
Simmons First National Corp. Class A	2,320	62,895
Sky Financial Group Inc. (1)	15,042	423,884
South Financial Group Inc. (The)	10,545	299,689
Southside Bancshares Inc.	1,322	27,101
Southwest Bancorp Inc.	1,770	36,250
State Bancorp Inc.	1,151	26,036
State Financial Services Corp. Class A	947	38,126
State Street Corp.	49,886	2,406,999
Sterling Bancorp	2,297	49,041
Sterling Bancshares Inc.	6,749	105,014
Sterling Financial Corp. (Pennsylvania)	4,574	97,472
Suffolk Bancorp (1)	1,546	49,920
Summit Bancshares Inc.	1,027	17,767
Summit Financial Group Inc.	470	15,364
Sun Bancorp Inc. (New Jersey) (2)	1,631	33,713
SunTrust Banks Inc.	53,911	3,894,531
Susquehanna Bancshares Inc.	7,132	175,376
SVB Financial Group (1) (2)	5,443	260,720
SY Bancorp Inc. (1)	1,779	40,650
Synovus Financial Corp.	46,251	1,326,016
Taylor Capital Group Inc. (1)	697	27,357
TCF Financial Corp. (1)	20,972	542,755
TD Banknorth Inc.	12,183	363,053
Texas Capital Bancshares Inc. (2)	3,437	67,846
Texas Regional Bancshares Inc. Class A (1)	6,131	186,873
Tompkins Trustco Inc.	1,292	56,073
TriCo Bancshares (1)	1,862	41,597
TrustCo Bank Corp. NY (1)	11,465	149,733

Trustmark Corp.	7,155	209,355
U.S. Bancorp	274,690	8,020,948
UCBH Holdings Inc. (1)	13,910	225,898
UMB Financial Corp. (1)	2,245	128,032
Umpqua Holdings Corp.	6,494	152,869
Union Bankshares Corp. (1)	1,147	44,297
UnionBanCal Corp.	8,574	573,772
United Bancshares Inc. (1)	5,587	198,953
United Community Banks Inc. (1)	4,763	123,933
United PanAm Financial Corp. (1) (2)	833	22,833
United Security Bancshares Inc.	557	17,133
Univest Corp. of Pennsylvania (1)	1,587	47,547
Unizan Financial Corp.	3,441	92,184
USB Holding Co. Inc. (1)	1,642	38,423
Valley National Bancorp (1)	15,939	372,654
Vineyard National Bancorp	904	28,530
Virginia Commerce Bancorp Inc. (2)	1,267	30,826
Virginia Financial Group Inc.	1,073	37,652
W Holding Co. Inc.	16,796	171,655
Wachovia Corp.	236,075	11,709,320
Washington Trust Bancorp Inc.	1,859	51,439
Wells Fargo & Co.	252,595	15,554,800
WesBanco Inc.	3,251	97,595
West Bancorporation	2,812	52,866
West Coast Bancorp	2,366	57,754
Westamerica Bancorp (1)	4,746	250,636
Western Sierra Bancorp (1) (2)	1,082	36,626
Whitney Holding Corp.	9,189	299,837
Wilmington Trust Corp.	9,970	359,020
Wilshire Bancorp Inc.	2,354	33,733
Wintrust Financial Corp. (1)	3,552	185,947
Yardville National Bancorp (1)	1,156	41,327
Zions Bancorporation	13,640	1,002,949

		130,923,862

BEVERAGES—1.80%
Anheuser-Busch Companies Inc.	116,514	5,330,515
Boston Beer Co. Inc. Class A (2)	1,488	33,391
Brown-Forman Corp. Class B	8,581	518,807
Coca-Cola Bottling Co. Consolidated	496	25,068
Coca-Cola Co. (The)	311,855	13,019,946
Coca-Cola Enterprises Inc.	44,664	983,055
Constellation Brands Inc. (2)	27,972	825,174
Farmer Brothers Co.	990	22,037
Green Mountain Coffee Roasters Inc. (2)	400	13,572
Hansen Natural Corp. (1) (2)	1,023	86,669
Molson Coors Brewing Co. Class B	6,181	383,222
National Beverage Corp. (2)	1,154	9,209
Peet’s Coffee & Tea Inc. (1) (2)	1,749	57,787
Pepsi Bottling Group Inc.	21,532	616,031
PepsiAmericas Inc.	10,610	272,253
PepsiCo Inc.	250,727	13,521,707

		35,718,443

BIOTECHNOLOGY—1.50%
Aastrom Biosciences Inc. (2)	11,931	37,344
Affymetrix Inc. (1) (2)	9,220	497,235
Alexion Pharmaceuticals Inc. (2)	4,072	93,819
Amgen Inc. (2)	185,349	11,206,201
Applera Corp. - Celera Genomics Group (2)	11,062	121,350
Arena Pharmaceuticals Inc. (2)	3,960	27,007
ARIAD Pharmaceuticals Inc. (1) (2)	7,479	49,810
ArQule Inc. (2)	3,319	21,507

Barrier Therapeutics Inc. (2)	1,638	12,989
Biogen Idec Inc. (2)	51,704	1,781,203
Bio-Rad Laboratories Inc. Class A (2)	2,737	162,058
Cambrex Corp.	4,095	78,010
Celgene Corp. (2)	24,873	1,014,072
Cell Genesys Inc. (1) (2)	6,818	36,476
Charles River Laboratories International Inc. (2)	9,772	471,499
Chiron Corp. (2)	16,718	583,291
CoTherix Inc. (2)	1,121	11,423
CuraGen Corp. (1) (2)	6,416	32,978
Curis Inc. (2)	7,950	31,005
deCODE genetics Inc. (1) (2)	7,472	70,162
Digene Corp. (1) (2)	2,215	61,311
Diversa Corp. (2)	4,038	21,038
Encysive Pharmaceuticals Inc. (1) (2)	8,214	88,793
Enzo Biochem Inc. (1) (2)	3,650	65,445
Enzon Pharmaceuticals Inc. (2)	6,852	44,401
Exelixis Inc. (1) (2)	9,727	72,272
Genentech Inc. (2)	69,228	5,557,624
Genitope Corp. (2)	2,701	34,681
Genzyme Corp. (2)	37,566	2,257,341
Geron Corp. (1) (2)	8,725	67,531
GTx Inc. (1) (2)	1,050	10,437
Human Genome Sciences Inc. (1) (2)	19,373	224,339
ICOS Corp. (1) (2)	9,107	192,795
Illumina Inc. (2)	4,785	57,755
Immunogen Inc. (2)	6,288	36,408
Incyte Corp. (1) (2)	10,866	77,692
Integra LifeSciences Holdings Corp. (1) (2)	3,080	89,936
InterMune Inc. (2)	4,099	53,451
Invitrogen Corp. (1) (2)	7,580	631,338
Keryx Biopharmaceuticals Inc. (1) (2)	2,816	37,171
Lexicon Genetics Inc. (2)	8,786	43,403
LifeCell Corp. (1) (2)	4,557	72,046
Martek Biosciences Corp. (1) (2)	4,238	160,832
Maxygen Inc. (2)	3,089	21,191
MedImmune Inc. (2)	37,742	1,008,466
Millennium Pharmaceuticals Inc. (1) (2)	46,681	432,733
Millipore Corp. (2)	7,593	430,751
Momenta Pharmaceuticals Inc. (1) (2)	698	13,799
Myogen Inc. (1) (2)	3,257	22,766
Myriad Genetics Inc. (1) (2)	4,763	74,541
Nanogen Inc. (1) (2)	7,655	29,395
Nektar Therapeutics (1) (2)	12,913	217,455
Orchid Cellmark Inc. (2)	2,732	29,533
Protein Design Labs Inc. (1) (2)	16,239	328,190
Regeneron Pharmaceuticals Inc. (1) (2)	5,146	43,175
Savient Pharmaceuticals Inc. (2)	6,778	29,891
Seattle Genetics Inc. (1) (2)	4,775	25,594
Serologicals Corp. (1) (2)	5,286	112,327
StemCells Inc. (1) (2)	7,056	29,706
Stratagene Corp. (2)	1,209	10,506
SuperGen Inc. (2)	6,910	34,135
Telik Inc. (1) (2)	7,942	129,137
Tercica Inc. (2)	1,317	11,445
Transkaryotic Therapies Inc. (1) (2)	4,563	166,915
Vertex Pharmaceuticals Inc. (1) (2)	13,562	228,384
ViroLogic Inc. (2)	14,679	36,404

		29,763,918

BUILDING MATERIALS—0.37%
Aaon Inc. (2)	1,256	22,344
American Standard Companies Inc.	28,220	1,182,982

Apogee Enterprises Inc.	4,391	67,490
Comfort Systems USA Inc. (2)	5,021	33,038
Drew Industries Inc. (1) (2)	1,028	46,671
Eagle Materials Inc. (1)	2,825	261,567
ElkCorp (1)	2,890	82,509
Florida Rock Industries Inc.	4,574	335,503
Genlyte Group Inc. (The) (1) (2)	3,790	184,725
Interline Brands Inc. (2)	1,795	35,541
Lafarge North America Inc.	5,035	314,385
Lennox International Inc. (1)	6,914	146,369
LSI Industries Inc.	2,881	40,161
Martin Marietta Materials Inc.	7,124	492,411
Masco Corp.	65,442	2,078,438
Mestek Inc. (2)	400	10,196
NCI Building Systems Inc. (1) (2)	3,241	106,305
Simpson Manufacturing Co. Inc. (1)	5,683	173,616
Texas Industries Inc. (1)	3,512	197,480
Trex Co. Inc. (1) (2)	1,568	40,298
Universal Forest Products Inc.	2,420	100,309
USG Corp. (1) (2)	5,299	225,207
Vulcan Materials Co.	15,435	1,003,121
York International Corp.	6,281	238,678

		7,419,344

CHEMICALS—1.59%
Air Products & Chemicals Inc.	34,471	2,078,601
Airgas Inc.	9,176	226,372
Albemarle Corp.	5,424	197,813
American Vanguard Corp. (1)	1,194	24,967
Arch Chemicals Inc.	3,377	84,290
Ashland Inc.	10,008	719,275
Balchem Corp.	827	24,851
Cabot Corp. (1)	9,633	317,889
Cabot Microelectronics Corp. (1) (2)	3,872	112,249
Celanese Corp. Class A (2)	7,473	118,746
Crompton Corp.	17,129	242,375
Cytec Industries Inc.	6,482	257,984
Dow Chemical Co. (The)	143,505	6,390,278
Du Pont (E.I.) de Nemours and Co.	149,340	6,423,113
Eastman Chemical Co.	11,839	652,921
Ecolab Inc. (1)	27,941	904,171
Engelhard Corp. (1)	18,675	533,171
Ferro Corp. (1)	6,318	125,475
FMC Corp. (2)	5,609	314,889
Fuller (H.B.) Co.	4,214	143,529
Georgia Gulf Corp.	4,826	149,847
Grace (W.R.) & Co. (1) (2)	10,239	79,762
Great Lakes Chemical Corp.	7,598	239,109
Hercules Inc. (2)	16,954	239,899
Huntsman Corp. (2)	9,045	183,342
International Flavors & Fragrances Inc.	13,828	500,850
Kronos Worldwide Inc.	404	12,197
Lubrizol Corp.	9,952	418,084
Lyondell Chemical Co. (1)	29,460	778,333
MacDermid Inc.	3,997	124,547
Minerals Technologies Inc. (1)	3,058	188,373
Mosaic Co. (The) (1) (2)	19,482	303,140
NewMarket Corp. (2)	2,326	34,402
NL Industries Inc.	1,324	20,376
Octel Corp.	1,681	30,258
Olin Corp.	10,761	196,281
OM Group Inc. (2)	4,458	110,068
Pioneer Companies Inc. (2)	1,255	27,597

PolyOne Corp. (2)	13,465	89,138
PPG Industries Inc.	25,973	1,630,065
Praxair Inc.	48,765	2,272,449
Rohm & Haas Co.	24,291	1,125,645
RPM International Inc. (1)	17,385	317,450
Schulman (A.) Inc. (1)	4,792	85,729
Sensient Technologies Corp. (1)	7,018	144,641
Sherwin-Williams Co. (The)	17,774	836,978
Sigma-Aldrich Corp.	10,494	588,084
Spartech Corp. (1)	4,311	76,736
Stepan Co.	1,072	23,691
Symyx Technologies Inc. (1) (2)	4,417	123,588
Terra Industries Inc. (1) (2)	12,579	85,663
UAP Holding Corp.	4,172	69,255
Valhi Inc. (1)	1,663	29,102
Valspar Corp. (The)	7,683	371,012
Wellman Inc.	5,036	51,317
Westlake Chemical Corp. (1)	1,869	45,790

		31,495,757

COAL—0.15%
Alpha Natural Resources Inc. (2)	4,403	105,144
Arch Coal Inc.	9,423	513,271
CONSOL Energy Inc.	13,795	739,136
Foundation Coal Holdings Inc.	3,499	90,764
James River Coal Co. (2)	1,692	58,628
Massey Energy Co. (1)	11,646	439,287
Peabody Energy Corp.	19,350	1,006,974

		2,953,204

COMMERCIAL SERVICES—1.54%
Aaron Rents Inc.	5,827	145,034
ABM Industries Inc. (1)	5,780	112,710
ADESA Inc.	13,410	291,936
Administaff Inc. (1)	3,117	74,060
Advance America Cash Advance Centers Inc.	9,938	159,008
Advisory Board Co. (The) (1) (2)	2,799	136,423
Albany Molecular Research Inc. (2)	3,096	43,344
Alderwoods Group Inc. (2)	6,335	91,034
Alliance Data Systems Corp. (1) (2)	12,224	495,805
AMN Healthcare Services Inc. (2)	2,151	32,330
Apollo Group Inc. Class A (2)	21,718	1,698,782
ARAMARK Corp. Class B (1)	11,476	302,966
Arbitron Inc. (1)	4,644	199,228
Bankrate Inc. (2)	903	18,186
Banta Corp. (1)	3,886	176,269
BearingPoint Inc. (2)	26,183	191,921
Block (H & R) Inc.	24,958	1,456,299
Bowne & Co. Inc. (1)	5,238	75,741
Bright Horizons Family Solutions Inc. (2)	3,891	158,442
Career Education Corp. (2)	15,382	563,135
CDI Corp. (1)	1,894	41,516
Cendant Corp.	156,787	3,507,325
Central Parking Corp.	2,836	38,995
Century Business Services Inc. (2)	9,915	40,156
Cenveo Inc. (2)	6,209	46,940
Chemed Corp.	3,800	155,344
ChoicePoint Inc. (2)	13,502	540,755
Clark Inc. (1)	2,161	30,967
Coinstar Inc. (1) (2)	3,917	88,877
Consolidated Graphics Inc. (2)	1,685	68,697
Convergys Corp. (2)	21,477	305,403
Corinthian Colleges Inc. (1) (2)	13,806	176,303

Corporate Executive Board Co. (The)	6,324	495,359
Corrections Corp. of America (1) (2)	5,882	230,868
CorVel Corp. (2)	1,140	28,637
CoStar Group Inc. (1) (2)	2,503	109,131
CRA International Inc. (2)	1,550	83,467
Cross Country Healthcare Inc. (2)	4,271	72,607
Deluxe Corp. (1)	7,595	308,357
DeVry Inc. (1) (2)	9,206	183,199
DiamondCluster International Inc. Class A (2)	3,904	44,115
Dollar Thrifty Automotive Group Inc. (1) (2)	3,913	148,616
Donnelley (R.R.) & Sons Co.	32,472	1,120,609
Educate Inc. (2)	2,751	38,927
Education Management Corp. (2)	11,007	371,266
Electro Rent Corp. (1) (2)	2,312	33,616
Equifax Inc.	19,639	701,309
Euronet Worldwide Inc. (1) (2)	4,294	124,827
Exponent Inc. (2)	1,115	31,867
First Advantage Corp. Class A (2)	592	13,800
Forrester Research Inc. (1) (2)	2,229	39,743
FTI Consulting Inc. (2)	6,392	133,593
Gartner Inc. Class A (1) (2)	9,393	99,754
Geo Group Inc. (The) (2)	1,222	30,611
Gevity HR Inc. (1)	3,370	67,501
Healthcare Services Group Inc. (1)	3,678	73,854
Heidrick & Struggles International Inc. (2)	2,364	61,653
Hewitt Associates Inc. Class A (2)	5,358	142,041
Hooper Holmes Inc. (1)	9,216	38,246
Hudson Highland Group Inc. (2)	2,983	46,505
Huron Consulting Group Inc. (2)	914	21,525
Interactive Data Corp.	5,715	118,758
iPayment Holdings Inc. (2)	1,675	61,171
Iron Mountain Inc. (1) (2)	16,750	519,585
ITT Educational Services Inc. (1) (2)	6,868	366,889
Jackson Hewitt Tax Service Inc.	5,808	137,301
Kelly Services Inc. Class A	2,798	80,135
Kforce Inc. (1) (2)	4,192	35,464
Korn/Ferry International (2)	4,688	83,212
Labor Ready Inc. (2)	6,412	149,464
Landauer Inc. (1)	1,416	73,505
Laureate Education Inc. (2)	7,176	343,443
Learning Tree International Inc. (1) (2)	1,072	12,885
LECG Corp. (2)	2,214	47,070
Magellan Health Services Inc. (2)	3,925	138,592
Manpower Inc.	13,755	547,174
MAXIMUS Inc. (1)	2,875	101,459
McGrath RentCorp	3,101	73,494
McKesson Corp.	44,632	1,999,067
Midas Inc. (1) (2)	2,314	53,222
MoneyGram International Inc. (1)	13,293	254,162
Monro Muffler Brake Inc. (1) (2)	1,566	46,213
Moody’s Corp.	38,066	1,711,447
Morningstar Inc. (2)	932	26,236
MPS Group Inc. (1) (2)	15,787	148,714
Navigant Consulting Inc. (2)	7,507	132,574
NCO Group Inc. (1) (2)	4,054	87,688
Neurogen Corp. (2)	4,173	28,460
Odyssey Marine Exploration Inc. (2)	3,516	17,510
PAREXEL International Corp. (1) (2)	4,008	79,559
Paychex Inc.	50,108	1,630,514
Pharmaceutical Product Development Inc. (2)	7,400	346,764
PHH Corp. (2)	7,741	199,099
PRA International (2)	1,238	33,154
Pre-Paid Legal Services Inc. (1)	1,402	62,599

PRG-Schultz International Inc. (2)	5,942	16,756
Providence Service Corp. (The) (2)	1,022	25,376
QC Holdings Inc. (1) (2)	727	10,498
Quanta Services Inc. (2)	16,412	144,426
Rent-A-Center Inc. (2)	10,782	251,113
Rent-Way Inc. (1) (2)	3,992	39,281
Resources Connection Inc. (1) (2)	6,988	162,331
Robert Half International Inc.	25,267	630,917
Rollins Inc.	4,256	85,290
Senomyx Inc. (2)	2,544	42,001
Service Corp. International	46,635	374,013
ServiceMaster Co. (The)	44,130	591,342
SFBC International Inc. (1) (2)	2,241	86,570
Sotheby’s Holdings Inc. Class A (2)	7,139	97,804
Source Interlink Companies Inc. (2)	3,369	41,675
SOURCECORP Inc. (2)	2,239	44,377
Spherion Corp. (2)	8,621	56,899
StarTek Inc. (1)	1,647	27,044
Stewart Enterprises Inc. Class A (1)	15,557	101,743
Strayer Education Inc. (1)	2,221	191,583
TeleTech Holdings Inc. (1) (2)	5,739	46,773
TNS Inc. (2)	1,538	35,943
United Rentals Inc. (1) (2)	9,620	194,420
Universal Technical Institute Inc. (2)	2,890	95,948
Valassis Communications Inc. (1) (2)	7,748	287,063
Vertrue Inc. (1) (2)	790	30,778
Viad Corp.	3,508	99,417
Volt Information Sciences Inc. (2)	1,102	26,150
Watson Wyatt & Co. Holdings (1)	4,738	121,435
Weight Watchers International Inc. (1) (2)	6,144	317,092
Wright Express Corp. (2)	6,001	110,838

		30,493,013

COMPUTERS—3.74%
Advanced Digital Information Corp. (2)	9,865	74,974
Affiliated Computer Services Inc. Class A (1) (2)	18,337	937,021
Agilysys Inc.	3,955	62,093
Ansoft Corp. (1) (2)	809	19,545
Anteon International Corp. (1) (2)	4,181	190,737
Apple Computer Inc. (2)	122,949	4,525,753
BISYS Group Inc. (The) (2)	18,310	273,551
Blue Coat Systems Inc. (2)	1,676	50,079
Bottomline Technologies Inc. (2)	1,315	19,686
Brocade Communications Systems Inc. (1) (2)	38,936	151,072
CACI International Inc. Class A (2)	4,409	278,472
Cadence Design Systems Inc. (2)	41,600	568,256
Catapult Communications Corp. (2)	1,214	20,711
Ceridian Corp. (2)	22,782	443,793
CIBER Inc. (1) (2)	8,048	64,223
Cognizant Technology Solutions Corp. (2)	20,054	945,145
Computer Sciences Corp. (2)	28,496	1,245,275
COMSYS IT Partners Inc. (2)	1,270	21,666
Covansys Corp. (2)	3,297	42,366
CyberGuard Corp. (1) (2)	2,305	13,703
CyberSource Corp. (2)	3,415	24,964
Dell Inc. (2)	368,138	14,545,132
Diebold Inc. (1)	10,961	494,451
Dot Hill Systems Corp. (2)	5,705	29,894
DST Systems Inc. (2)	10,843	507,452
Echelon Corp. (2)	3,613	24,857
Electronic Data Systems Corp. (1)	77,591	1,493,627
Electronics For Imaging Inc. (1) (2)	7,930	166,847
EMC Corp. (2)	360,628	4,944,210

Equinix Inc. (1) (2)	1,862	80,699
FactSet Research Systems Inc. (1)	4,866	174,397
Gateway Inc. (1) (2)	33,288	109,850
Henry (Jack) & Associates Inc.	10,455	191,431
Hewlett-Packard Co.	433,721	10,196,781
Hutchinson Technology Inc. (1) (2)	4,044	155,734
iGATE Corp. (1) (2)	2,155	7,715
Imation Corp. (1)	5,014	194,493
Integral Systems Inc.	1,133	25,640
Intergraph Corp. (1) (2)	4,177	143,939
International Business Machines Corp.	241,468	17,916,926
InterVoice-Brite Inc. (2)	5,605	48,371
Kanbay International Inc. (2)	3,281	75,824
Komag Inc. (2)	4,368	123,920
Kronos Inc. (1) (2)	4,675	188,823
Lexar Media Inc. (1) (2)	11,020	54,108
Lexmark International Inc. (2)	18,805	1,219,128
Magma Design Automation Inc. (2)	3,411	28,516
Manhattan Associates Inc. (1) (2)	4,417	84,851
Maxtor Corp. (2)	38,261	198,957
McDATA Corp. Class A (1) (2)	17,778	71,112
Mentor Graphics Corp. (1) (2)	11,910	122,077
Mercury Computer Systems Inc. (1) (2)	3,360	91,963
Merge Technologies Inc. (1) (2)	1,817	34,069
MICROS Systems Inc. (1) (2)	5,500	246,125
Mobility Electronics Inc. (1) (2)	4,130	37,789
MTS Systems Corp.	3,034	101,882
National Instruments Corp. (1)	7,958	168,710
NCR Corp. (2)	28,470	999,866
Ness Technologies Inc. (2)	2,086	22,153
NetScout Systems Inc. (2)	2,865	18,880
Network Appliance Inc. (2)	54,426	1,538,623
PalmOne Inc. (1) (2)	6,786	202,019
PAR Technology Corp. (2)	331	10,592
Perot Systems Corp. Class A (1) (2)	11,524	163,871
Phoenix Technologies Ltd. (2)	2,661	20,703
Quantum Corp. (1) (2)	26,944	80,024
Radiant Systems Inc. (2)	2,635	30,039
RadiSys Corp. (1) (2)	2,836	45,801
Reynolds & Reynolds Co. (The) Class A (1)	9,405	254,217
Rimage Corp. (2)	957	20,317
SanDisk Corp. (2)	27,376	649,632
SI International Inc. (2)	1,107	33,166
Silicon Storage Technology Inc. (2)	12,182	49,093
SRA International Inc. Class A (1) (2)	3,851	133,707
Storage Technology Corp. (2)	16,090	583,906
Stratasys Inc. (1) (2)	1,308	42,745
Sun Microsystems Inc. (1) (2)	506,837	1,890,502
SunGard Data Systems Inc. (2)	43,922	1,544,737
Sykes Enterprises Inc. (2)	3,525	33,417
Synaptics Inc. (1) (2)	3,364	71,855
Synopsys Inc. (1) (2)	22,286	371,508
Syntel Inc.	745	11,942
TALX Corp. (1)	3,267	94,449
3D Systems Corp. (2)	1,424	34,261
Tyler Technologies Inc. (1) (2)	5,067	38,307
Ultimate Software Group Inc. (1) (2)	2,706	44,378
Unisys Corp. (2)	51,067	323,254
Vasco Data Security International Inc. (2)	2,708	26,268
Western Digital Corp. (2)	31,326	420,395

		74,078,012

COSMETICS & PERSONAL CARE—1.98%
Alberto-Culver Co.	10,930	473,597
Avon Products Inc.	71,115	2,691,703
Chattem Inc. (1) (2)	2,454	101,596
Colgate-Palmolive Co.	78,611	3,923,475
Elizabeth Arden Inc. (1) (2)	3,550	83,034
Estee Lauder Companies Inc. Class A (1)	20,123	787,413
Gillette Co. (The)	134,316	6,800,419
Inter Parfums Inc. (1)	992	19,235
Kimberly-Clark Corp.	71,834	4,496,090
Parlux Fragrances Inc. (2)	610	16,879
Procter & Gamble Co.	373,315	19,692,366
Revlon Inc. Class A (2)	20,188	61,977

		39,147,784

DISTRIBUTION & WHOLESALE—0.28%
Aviall Inc. (2)	4,723	149,200
Beacon Roofing Supply Inc. (2)	2,115	55,624
Bell Microproducts Inc. (2)	3,347	31,462
BlueLinx Holdings Inc.	1,299	13,743
Brightpoint Inc. (2)	2,445	54,255
Building Materials Holdings Corp. (1)	2,098	145,370
CDW Corp.	9,649	550,861
Central European Distribution Corp. (1) (2)	1,789	66,783
Fastenal Co. (1)	9,248	566,532
Genuine Parts Co.	26,434	1,086,173
Grainger (W.W.) Inc.	11,702	641,153
Handleman Co. (1)	3,545	58,528
Hughes Supply Inc. (1)	10,191	286,367
Huttig Building Products Inc. (2)	1,273	13,888
Ingram Micro Inc. Class A (2)	18,566	290,744
LKQ Corp. (2)	2,348	63,748
NuCo2 Inc. (1) (2)	1,214	31,163
Owens & Minor Inc. (1)	5,916	191,383
ScanSource Inc. (1) (2)	1,929	82,831
SCP Pool Corp. (1)	8,208	288,019
Tech Data Corp. (1) (2)	8,818	322,827
United Stationers Inc. (2)	5,123	251,539
Watsco Inc. (1)	3,360	143,136
WESCO International Inc. (2)	4,498	141,147

		5,526,476

DIVERSIFIED FINANCIAL SERVICES—7.16%
Accredited Home Lenders Holding Co. (1) (2)	2,556	112,464
Advanta Corp. Class B (1)	3,038	85,550
Affiliated Managers Group Inc. (1) (2)	4,861	332,152
American Express Co.	163,920	8,725,462
AmeriCredit Corp. (2)	22,297	568,573
Ameritrade Holding Corp. (2)	35,612	662,027
Archipelago Holdings Inc. (1) (2)	4,180	162,978
Asset Acceptance Capital Corp. (2)	1,338	34,668
Asta Funding Inc.	1,590	44,170
Bear Stearns Companies Inc. (The)	17,170	1,784,650
BKF Capital Group Inc.	1,042	39,502
BlackRock Inc.	2,763	222,283
Calamos Asset Management Inc. Class A	3,611	98,364
Capital One Financial Corp. (1)	37,968	3,037,820
Capital Southwest Corp.	386	34,613
Capital Trust Inc. Class A	1,846	61,675
CapitalSource Inc. (1) (2)	9,958	195,476
CharterMac (1)	6,768	148,625
Chicago Mercantile Exchange Holdings Inc. (1)	5,090	1,504,095
CIT Group Inc.	31,939	1,372,419
Citigroup Inc.	778,183	35,975,400

Cohen & Steers Inc.	1,307	26,937
Collegiate Funding Services LLC (2)	1,611	23,488
CompuCredit Corp. (2)	3,249	111,376
Countrywide Financial Corp.	88,370	3,411,966
Credit Acceptance Corp. (2)	1,740	25,909
Delta Financial Corp. (1)	1,098	10,442
Doral Financial Corp.	13,058	215,979
E*TRADE Financial Corp. (2)	55,864	781,537
Eaton Vance Corp. (1)	20,562	491,637
Edwards (A.G.) Inc. (1)	11,908	537,646
Encore Capital Group Inc. (2)	2,085	35,445
eSpeed Inc. (2)	3,349	29,840
Federal Agricultural Mortgage Corp. (1)	1,266	27,915
Federal Home Loan Mortgage Corp.	103,241	6,734,410
Federal National Mortgage Association	145,043	8,470,511
Federated Investors Inc. Class B	12,715	381,577
Financial Federal Corp. (1)	2,716	104,946
First Cash Inc. (2)	1,550	33,123
Franklin Resources Inc.	24,345	1,874,078
Friedman, Billings, Ramsey Group Inc. Class A (1)	21,260	304,018
Gabelli Asset Management Inc. Class A (1)	1,109	49,007
GFI Group Inc. (2)	816	29,050
Goldman Sachs Group Inc. (The)	61,578	6,282,188
Greenhill & Co. Inc.	1,557	63,074
Greg Manning Auctions Inc. (1) (2)	709	8,473
Harris & Harris Group Inc. (2)	2,533	30,168
IndyMac Bancorp Inc. (1)	9,256	376,997
Instinet Group Inc. (2)	19,616	102,788
International Securities Exchange Inc. (2)	1,327	33,321
Investment Technology Group Inc. (2)	6,698	140,792
Janus Capital Group Inc.	34,237	514,924
Jefferies Group Inc. (1)	7,853	297,550
JP Morgan Chase & Co.	526,625	18,600,395
Knight Capital Group Inc. Class A (2)	16,171	123,223
LaBranche & Co. Inc. (2)	8,048	50,702
Legg Mason Inc. (1)	15,963	1,661,908
Lehman Brothers Holdings Inc.	41,558	4,125,878
Lo-Jack Corp. (2)	1,969	34,576
MarketAxess Holdings Inc. (2)	2,653	29,979
Marlin Business Services Corp. (2)	711	14,291
MBNA Corp.	189,084	4,946,437
Merrill Lynch & Co. Inc.	141,278	7,771,703
Metris Companies Inc. (2)	8,038	116,229
Morgan Stanley	164,196	8,615,364
Nasdaq Stock Market Inc. (The) (2)	6,176	116,479
National Financial Partners Corp. (1)	5,198	203,450
Nelnet Inc. Class A (1) (2)	2,321	77,220
Nuveen Investments Inc. Class A	8,277	311,381
Online Resources Corp. (2)	2,303	26,047
optionsXpress Holdings Inc.	2,994	45,509
Piper Jaffray Companies Inc. (2)	2,966	90,255
Portfolio Recovery Associates Inc. (1) (2)	1,898	79,754
Providian Financial Corp. (2)	44,493	784,412
Raymond James Financial Inc.	9,229	260,719
Sanders Morris Harris Group Inc. (1)	1,755	30,186
Schwab (Charles) Corp. (The)	156,451	1,764,767
SLM Corp.	63,114	3,206,191
Stifel Financial Corp. (2)	1,260	30,442
Student Loan Corp.	598	131,440
SWS Group Inc.	2,261	38,844
T. Rowe Price Group Inc.	19,308	1,208,681
Waddell & Reed Financial Inc. Class A	12,159	224,941
Westcorp Inc.	3,344	175,292

WFS Financial Inc.	1,057	53,600
World Acceptance Corp. (2)	2,458	73,863

		141,788,236

ELECTRIC—3.26%
AES Corp. (The) (2)	97,075	1,590,088
Allegheny Energy Inc. (1) (2)	24,822	626,011
ALLETE Inc.	4,191	209,131
Alliant Energy Corp.	16,913	476,101
Ameren Corp. (1)	29,611	1,637,488
American Electric Power Co. Inc.	57,965	2,137,170
Aquila Inc. (2)	36,490	131,729
Avista Corp.	7,565	140,633
Black Hills Corp. (1)	4,790	176,511
Calpine Corp. (1) (2)	77,702	264,187
CenterPoint Energy Inc.	45,477	600,751
Central Vermont Public Service Corp.	1,779	32,911
CH Energy Group Inc. (1)	2,421	117,733
Cinergy Corp.	29,441	1,319,546
Cleco Corp.	7,454	160,783
CMS Energy Corp. (2)	33,450	503,757
Consolidated Edison Inc.	36,712	1,719,590
Constellation Energy Group Inc.	26,825	1,547,534
Dominion Resources Inc.	51,187	3,756,614
DPL Inc.	19,076	523,636
DTE Energy Co.	26,398	1,234,634
Duke Energy Corp.	139,151	4,136,959
Duquesne Light Holdings Inc. (1)	11,694	218,444
Edison International	49,221	1,995,912
El Paso Electric Co. (2)	7,038	143,927
Empire District Electric Co. (The)	4,073	97,589
Energy East Corp. (1)	22,099	640,429
Entergy Corp.	31,956	2,414,276
Exelon Corp.	100,181	5,142,291
FirstEnergy Corp.	49,736	2,392,799
FPL Group Inc.	59,211	2,490,415
Great Plains Energy Inc. (1)	11,424	364,311
Hawaiian Electric Industries Inc. (1)	12,099	324,374
IDACORP Inc. (1)	6,442	197,318
MDU Resources Group Inc. (1)	17,955	505,792
MGE Energy Inc. (1)	3,071	111,723
NiSource Inc.	39,983	988,780
Northeast Utilities	19,205	400,616
NorthWestern Corp.	5,007	157,821
NRG Energy Inc. (2)	13,327	501,095
NSTAR (1)	15,964	492,170
OGE Energy Corp. (1)	13,219	382,558
Ormat Technologies Inc.	1,106	21,125
Otter Tail Corp. (1)	4,554	124,461
Pepco Holdings Inc.	28,815	689,831
PG&E Corp. (1)	55,874	2,097,510
Pinnacle West Capital Corp.	15,014	667,372
PNM Resources Inc.	9,869	284,326
PPL Corp.	28,574	1,696,724
Progress Energy Inc.	37,582	1,700,210
Public Service Enterprise Group Inc.	35,952	2,186,601
Puget Energy Inc.	14,952	349,578
Reliant Energy Inc. (2)	45,457	562,758
SCANA Corp. (1)	16,847	719,535
Sierra Pacific Resources Corp. (1) (2)	17,416	216,829
Southern Co. (The) (1)	111,871	3,878,568
TECO Energy Inc. (1)	30,612	578,873
TXU Corp.	36,066	2,996,724

UIL Holdings Corp. (1)	1,942	104,499
UniSource Energy Corp.	5,230	160,822
Westar Energy Inc.	13,073	314,144
Wisconsin Energy Corp.	17,866	696,774
WPS Resources Corp. (1)	5,705	320,906
Xcel Energy Inc. (1)	60,621	1,183,322

		64,557,629

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
Advanced Energy Industries Inc. (1) (2)	2,917	22,928
American Power Conversion Corp.	25,737	607,136
AMETEK Inc.	10,358	433,482
Artesyn Technologies Inc. (2)	5,688	49,486
Belden CDT Inc. (1)	7,033	149,100
C&D Technologies Inc. (1)	4,078	37,477
China Energy Savings Technology Inc. (2)	404	4,024
Color Kinetics Inc. (2)	1,817	19,333
Emerson Electric Co.	62,601	3,920,701
Encore Wire Corp. (2)	2,317	26,854
Energizer Holdings Inc. (2)	10,863	675,353
Energy Conversion Devices Inc. (1) (2)	4,147	92,810
EnerSys (2)	6,163	84,002
General Cable Corp. (1) (2)	6,295	93,355
GrafTech International Ltd. (1) (2)	14,266	61,344
Hubbell Inc. Class B (1)	9,291	409,733
Intermagnetics General Corp. (2)	4,290	131,960
Littelfuse Inc. (1) (2)	3,346	93,186
Medis Technologies Ltd. (1) (2)	2,280	37,848
Molex Inc. (1)	20,827	542,335
Powell Industries Inc. (1) (2)	1,096	20,682
Power-One Inc. (1) (2)	9,285	58,588
Superior Essex Inc. (2)	2,033	36,004
Universal Display Corp. (1) (2)	3,552	36,515
Valence Technology Inc. (1) (2)	8,771	24,559
Vicor Corp.	2,523	34,313
Wilson Greatbatch Technologies Inc. (1) (2)	2,976	71,126

		7,774,234

ELECTRONICS—0.82%
ADE Corp. (1) (2)	1,565	43,898
Agilent Technologies Inc. (2)	73,271	1,686,698
American Science & Engineering Inc. (2)	1,008	44,715
American Superconductor Corp. (2)	4,573	41,843
Amphenol Corp. Class A	12,961	520,643
Analogic Corp. (1)	1,847	92,941
Applera Corp. - Applied Biosystems Group	30,182	593,680
Arrow Electronics Inc. (2)	17,408	472,801
Avnet Inc. (1) (2)	18,409	414,755
AVX Corp. (1)	7,606	92,185
Badger Meter Inc.	616	25,441
Bei Technologies Inc. (1)	1,728	46,103
Bel Fuse Inc. Class B (1)	1,671	51,066
Benchmark Electronics Inc. (1) (2)	6,376	193,958
Brady Corp. Class A	5,856	181,536
Checkpoint Systems Inc. (2)	5,538	98,023
Cogent Inc. (2)	3,122	89,133
Coherent Inc. (2)	4,552	163,918
CTS Corp. (1)	5,206	63,982
Cubic Corp. (1)	2,404	42,647
Cymer Inc. (1) (2)	5,450	143,607
Daktronics Inc. (1)	2,236	44,742
Dionex Corp. (1) (2)	2,811	122,588
Dolby Laboratories Inc. Class A (2)	4,609	101,675

Electro Scientific Industries Inc. (1) (2)	4,120	73,666
Evergreen Solar Inc. (2)	4,523	29,083
Excel Technology Inc. (2)	1,653	40,168
Fargo Electronics (2)	1,387	27,726
FEI Co. (1) (2)	3,637	82,960
Fisher Scientific International Inc. (2)	17,816	1,156,258
FLIR Systems Inc. (1) (2)	9,802	292,492
Gentex Corp. (1)	23,198	422,204
Identix Inc. (1) (2)	12,678	63,770
II-VI Inc. (1) (2)	3,420	62,894
International DisplayWorks Inc. (2)	3,594	28,752
Intevac Inc. (2)	2,878	30,133
Ionatron Inc. (2)	2,514	21,595
Itron Inc. (2)	3,588	160,312
Jabil Circuit Inc. (2)	24,693	758,816
Keithley Instruments Inc. (1)	1,891	29,140
KEMET Corp. (2)	13,841	87,198
LaBarge Inc. (2)	982	17,823
Measurements Specialties Inc. (1) (2)	1,640	38,064
Methode Electronics Inc.	5,279	62,662
Metrologic Instruments Inc. (1) (2)	1,748	21,920
Mettler Toledo International Inc. (2)	6,832	318,235
MIPS Technologies Inc. Class A (2)	6,555	47,196
Molecular Devices Corp. (2)	2,369	51,241
Multi-Fineline Electronix Inc. (2)	1,133	20,847
OSI Systems Inc. (1) (2)	2,220	35,054
Park Electrochemical Corp. (1)	2,799	70,535
Parker Hannifin Corp.	18,272	1,133,047
Paxar Corp. (2)	5,394	95,743
PerkinElmer Inc.	19,597	370,383
Photon Dynamics Inc. (1) (2)	2,812	57,955
Plexus Corp. (1) (2)	6,428	91,470
PLX Technology Inc. (1) (2)	3,560	36,170
Rofin-Sinar Technologies Inc. (2)	2,376	77,933
Rogers Corp. (1) (2)	2,394	97,077
Sanmina-SCI Corp. (2)	78,686	430,412
Solectron Corp. (2)	141,703	537,054
Sonic Solutions Inc. (1) (2)	3,087	57,418
Spatialight Inc. (1) (2)	3,930	22,283
Symbol Technologies Inc.	35,375	349,151
Sypris Solutions Inc.	1,433	17,726
Taser International Inc. (1) (2)	7,499	75,290
Technitrol Inc.	6,250	88,312
Tektronix Inc.	13,536	314,983
Thermo Electron Corp. (2)	24,852	667,773
Thomas & Betts Corp. (2)	9,093	256,786
Trimble Navigation Ltd. (1) (2)	7,580	295,393
TTM Technologies Inc. (2)	5,688	43,286
Ultralife Batteries Inc. (1) (2)	1,796	29,005
Varian Inc. (1) (2)	5,357	202,441
Viisage Technology Inc. (1) (2)	4,507	20,191
Vishay Intertechnology Inc. (2)	34,425	408,625
Waters Corp. (2)	17,862	663,931
Watts Water Technologies Inc. Class A	3,814	127,731
Woodward Governor Co.	1,428	119,995
X-Rite Inc.	2,774	31,929
Zoltek Companies Inc. (2)	951	10,680

		16,153,495

ENERGY - ALTERNATE SOURCES—0.02%
FuelCell Energy Inc. (1) (2)	6,161	62,904
Headwaters Inc. (1) (2)	6,009	206,589
KFx Inc. (1) (2)	8,129	116,163

Pacific Ethanol Inc. (2)	934	9,312
Plug Power Inc. (1) (2)	7,123	48,793
Quantum Fuel Systems Technologies Worldwide Inc. (2)	4,995	24,975

		468,736

ENERGY & RELATED—0.01%
Edge Petroleum Corp. (1) (2)	2,745	42,877
Syntroleum Corp. (1) (2)	4,694	48,160
		91,037
ENGINEERING & CONSTRUCTION—0.12%
Dycom Industries Inc. (2)	7,291	144,435
EMCOR Group Inc. (1) (2)	2,268	110,905
Fluor Corp. (1)	12,788	736,461
Granite Construction Inc. (1)	5,127	144,069
Infrasource Services Inc. (2)	1,000	10,420
Insituform Technologies Inc. Class A (1) (2)	3,886	62,293
Jacobs Engineering Group Inc. (1) (2)	8,479	477,029
Perini Corp. (2)	2,302	37,799
Shaw Group Inc. (The) (1) (2)	11,954	257,131
URS Corp. (2)	5,845	218,311
Washington Group International Inc. (1) (2)	3,721	190,218

		2,389,071

ENTERTAINMENT—0.25%
Alliance Gaming Corp. (1) (2)	7,447	104,407
Argosy Gaming Co. (2)	4,219	196,648
Carmike Cinemas Inc.	1,546	47,431
Churchill Downs Inc. (1)	1,082	45,974
Dover Downs Gaming & Entertainment Inc.	1,776	23,550
Dover Motorsports Inc.	2,838	17,028
DreamWorks Animation SKG Inc. Class A (2)	5,670	148,554
Gaylord Entertainment Co. (1) (2)	5,790	269,177
Great Wolf Resorts Inc. (2)	3,554	72,644
GTECH Holdings Corp.	17,806	520,647
International Game Technology Inc. (1)	52,060	1,465,489
International Speedway Corp. Class A	5,271	296,546
Isle of Capri Casinos Inc. (1) (2)	1,892	49,570
Macrovision Corp. (1) (2)	7,284	164,181
Magna Entertainment Corp. Class A (1) (2)	6,265	35,335
Mikohn Gaming Corp. (2)	2,817	41,480
Penn National Gaming Inc. (2)	9,707	354,305
Pinnacle Entertainment Inc. (1) (2)	6,252	122,289
Regal Entertainment Group Class A	6,455	121,870
Scientific Games Corp. Class A (1) (2)	9,725	261,894
Shuffle Master Inc. (1) (2)	5,181	145,223
Six Flags Inc. (2)	13,854	64,421
Speedway Motorsports Inc.	2,238	81,821
Steinway Musical Instruments Inc. (2)	996	29,243
Sunterra Corp. (1) (2)	3,029	49,100
Vail Resorts Inc. (1) (2)	4,266	119,875
Warner Music Group Corp. (2)	4,305	69,741

		4,918,443

ENVIRONMENTAL CONTROL—0.25%
Aleris International Inc. (1) (2)	4,119	92,883
Allied Waste Industries Inc. (1) (2)	34,089	270,326
American Ecology Corp.	1,257	22,500
Calgon Carbon Corp.	5,250	46,462
Casella Waste Systems Inc. Class A (2)	2,885	34,620
Clean Harbors Inc. (2)	1,868	40,498
Darling International Inc. (2)	10,228	38,355

Duratek Inc. (2)	1,688	39,128
Layne Christensen Co. (2)	1,679	33,353
Metal Management Inc.	2,809	54,354
Mine Safety Appliances Co. (1)	4,115	190,113
Nalco Holding Co. (2)	11,944	234,461
Republic Services Inc.	20,757	747,460
Stericycle Inc. (2)	6,528	328,489
Tetra Tech Inc. (1) (2)	8,706	117,792
Waste Connections Inc. (1) (2)	7,308	272,515
Waste Holdings Inc.	719	10,167
Waste Management Inc.	85,629	2,426,726
Waste Services Inc. (2)	7,179	27,567

		5,027,769

FOOD—1.70%
Albertson’s Inc. (1)	55,932	1,156,674
American Italian Pasta Co. Class A (1)	2,479	52,109
Andersons Inc.	721	25,819
Archer-Daniels-Midland Co.	97,721	2,089,275
Arden Group Inc. Class A	233	18,472
Campbell Soup Co.	34,835	1,071,873
Chiquita Brands International Inc. (1)	6,261	171,927
ConAgra Foods Inc.	78,262	1,812,548
Corn Products International Inc. (1)	10,931	259,721
Dean Foods Co. (2)	22,788	803,049
Del Monte Foods Co. (2)	30,696	330,596
Flowers Foods Inc. (1)	4,824	170,577
General Mills Inc.	44,137	2,065,170
Gold Kist Inc. (2)	7,306	157,663
Great Atlantic & Pacific Tea Co. (1) (2)	2,614	75,963
Hain Celestial Group Inc. (1) (2)	4,026	78,507
Heinz (H.J.) Co.	52,908	1,874,001
Hershey Co. (The)	25,852	1,605,409
Hormel Foods Corp.	11,169	327,587
Ingles Markets Inc. Class A	1,235	17,006
J&J Snack Foods Corp.	820	42,927
Kellogg Co.	37,175	1,652,057
Kraft Foods Inc. (1)	38,066	1,210,879
Kroger Co. (2)	109,986	2,093,034
Lance Inc.	3,953	68,031
M&F Worldwide Corp. (2)	1,288	17,208
McCormick & Co. Inc. NVS	20,557	671,803
Nash Finch Co.	1,728	63,487
Pathmark Stores Inc. (2)	4,703	41,198
Performance Food Group Co. (1) (2)	7,003	211,561
Pilgrim’s Pride Corp.	2,354	80,342
Provide Commerce Inc. (2)	1,036	22,367
Ralcorp Holdings Inc. (1)	4,394	180,813
Ruddick Corp.	5,159	131,709
Safeway Inc.	67,556	1,526,090
Sanderson Farms Inc. (1)	2,457	111,646
Sanfilippo (John B.) & Son Inc. (2)	1,053	24,282
Sara Lee Corp.	118,731	2,352,061
Seaboard Corp.	53	88,192
Smithfield Foods Inc. (2)	12,800	349,056
Smucker (J.M.) Co. (The) (1)	8,101	380,261
Spartan Stores Inc. (2)	2,434	35,707
SUPERVALU Inc.	20,424	666,027
Sysco Corp.	95,199	3,445,252
Tootsie Roll Industries Inc. (1)	3,736	109,278
TreeHouse Foods Inc. (2)	4,558	129,937
Tyson Foods Inc. Class A	35,655	634,659
United Natural Foods Inc. (1) (2)	5,828	176,996

Weis Markets Inc.	1,805	70,016
Whole Foods Market Inc.	9,874	1,168,094
Wild Oats Markets Inc. (1) (2)	4,538	51,960
Wrigley (William Jr.) Co. (1)	26,046	1,793,007

		33,763,883

FOREST PRODUCTS & PAPER—0.45%
Bowater Inc. (1)	8,454	273,656
Buckeye Technologies Inc. (2)	4,575	36,463
Caraustar Industries Inc. (2)	4,088	42,924
Deltic Timber Corp.	1,396	53,090
Georgia-Pacific Corp.	38,781	1,233,236
Glatfelter Co.	5,873	72,825
International Paper Co.	73,870	2,231,613
Longview Fibre Co.	7,543	155,009
Louisiana-Pacific Corp.	16,696	410,388
MeadWestvaco Corp.	30,604	858,136
Mercer International Inc. (2)	2,980	21,724
Neenah Paper Inc.	2,317	71,758
Potlatch Corp.	4,476	234,229
Rock-Tenn Co. Class A	4,691	59,341
Schweitzer-Mauduit International Inc. (1)	2,312	71,973
Temple-Inland Inc.	16,958	629,990
Wausau Paper Corp.	6,943	83,177
Weyerhaeuser Co.	36,453	2,320,233
Xerium Technologies Inc. (2)	1,210	14,338

		8,874,103

GAS—0.36%
AGL Resources Inc.	11,525	445,441
Atmos Energy Corp. (1)	11,735	337,968
Cascade Natural Gas Corp.	1,734	35,547
Energen Corp.	10,890	381,694
EnergySouth Inc.	915	25,355
KeySpan Corp.	24,438	994,627
Laclede Group Inc. (The)	2,941	93,406
New Jersey Resources Corp. (1)	4,101	197,873
Nicor Inc.	6,571	270,528
Northwest Natural Gas Co. (1)	4,046	154,719
ONEOK Inc.	15,597	509,242
Peoples Energy Corp. (1)	5,740	249,460
Piedmont Natural Gas Co. (1)	11,500	276,230
Sempra Energy	35,534	1,467,910
South Jersey Industries Inc.	2,189	133,792
Southern Union Co. (1) (2)	13,133	322,415
Southwest Gas Corp.	5,564	141,938
UGI Corp.	15,226	424,805
Vectren Corp. (1)	11,479	329,792
WGL Holdings Inc. (1)	7,555	254,150

		7,046,892

HAND & MACHINE TOOLS—0.14%
Baldor Electric Co. (1)	5,175	125,856
Black & Decker Corp.	12,062	1,083,771
Franklin Electric Co. Inc. (1)	3,075	118,849
Kennametal Inc.	5,646	258,869
Lincoln Electric Holdings Inc. (1)	5,143	170,490
Regal-Beloit Corp. (1)	3,540	103,226
Snap-On Inc.	8,840	303,212
Stanley Works (The)	12,173	554,358

		2,718,631

HEALTH CARE—0.03%
Abaxis Inc. (2)	2,330	25,350
ABIOMED Inc. (1) (2)	1,817	15,535
America Service Group Inc. (2)	1,349	21,382
American Dental Partners Inc. (2)	821	20,041
CNS Inc.	1,713	39,142
FARO Technologies Inc. (2)	1,724	46,996
Flanders Corp. (2)	2,324	20,916
HealthTronics Inc. (2)	4,348	56,481
I-Flow Corp. (1) (2)	2,910	48,422
LeCroy Corp. (2)	1,355	18,631
MedCath Corp. (1) (2)	1,050	29,179
Palomar Medical Technologies Inc. (1) (2)	1,965	47,003
Psychiatric Solutions Inc. (2)	2,865	139,554
Res-Care Inc. (2)	2,883	39,093
Somanetics Corp. (2)	1,134	25,481
ThermoGenesis Corp. (2)	7,502	32,634

		625,840

HEALTH CARE - PRODUCTS—3.70%
Adeza Biomedical Corp. (2)	756	12,837
Advanced Medical Optics Inc. (1) (2)	9,458	375,955
Advanced Neuromodulation Systems Inc. (1) (2)	3,087	122,492
Align Technology Inc. (1) (2)	7,874	58,031
American Medical Systems Holdings Inc. (2)	9,865	203,712
AngioDynamics Inc. (2)	463	10,066
Animas Corp. (1) (2)	1,347	27,142
Arrow International Inc.	2,819	89,926
ArthroCare Corp. (1) (2)	3,738	130,606
Aspect Medical Systems Inc. (1) (2)	1,915	56,952
Bard (C.R.) Inc.	15,884	1,056,445
Bausch & Lomb Inc.	8,059	668,897
Baxter International Inc.	93,237	3,459,093
Beckman Coulter Inc.	9,366	595,397
Becton, Dickinson & Co.	38,139	2,001,153
Biomet Inc.	38,228	1,324,218
Biosite Inc. (2)	2,352	129,336
Boston Scientific Corp. (2)	99,365	2,682,855
Bruker BioSciences Corp. (1) (2)	3,035	12,110
Caliper Life Sciences Inc. (2)	2,526	14,146
Candela Corp. (1) (2)	2,990	31,245
Cantel Medical Corp. (2)	1,099	17,980
Cepheid Inc. (1) (2)	6,228	45,714
CONMED Corp. (2)	4,678	143,942
Cooper Companies Inc. (1)	6,412	390,234
Cyberonics Inc. (2)	2,975	129,085
Cytyc Corp. (2)	16,793	370,454
Dade Behring Holdings Inc.	6,398	415,934
Datascope Corp.	1,795	59,863
DENTSPLY International Inc.	12,289	663,606
DexCom Inc. (2)	758	9,467
Diagnostic Products Corp. (1)	3,416	161,679
DJ Orthopedics Inc. (2)	2,872	78,779
Edwards Lifesciences Corp. (1) (2)	9,132	392,859
Encore Medical Corp. (2)	6,243	34,649
EPIX Pharmaceuticals Inc. (1) (2)	3,412	30,196
FoxHollow Technologies Inc. (1) (2)	1,837	70,302
Gen-Probe Inc. (2)	7,491	271,399
Guidant Corp.	48,458	3,261,223
Haemonetics Corp. (2)	3,652	148,417
Henry Schein Inc. (1) (2)	13,393	556,077
Hillenbrand Industries Inc.	8,467	428,007
Hologic Inc. (1) (2)	3,263	129,704
ICU Medical Inc. (2)	1,625	52,276

IDEXX Laboratories Inc. (1) (2)	4,937	307,723
Immucor Inc. (1) (2)	6,882	199,234
INAMED Corp. (2)	5,439	364,250
IntraLase Corp. (2)	1,165	22,857
Intuitive Surgical Inc. (1) (2)	5,089	237,351
Invacare Corp. (1)	4,362	193,498
Inverness Medical Innovations Inc. (1) (2)	2,479	67,677
IRIS International Inc. (2)	1,913	34,051
Johnson & Johnson	444,878	28,917,070
Kensey Nash Corp. (1) (2)	1,358	41,066
Kyphon Inc. (1) (2)	3,877	134,881
Laserscope (1) (2)	2,735	113,338
LCA-Vision Inc.	2,855	138,353
Lifeline Systems Inc. (2)	1,646	52,870
Luminex Corp. (2)	4,631	45,569
Medtronic Inc.	181,228	9,385,798
Mentor Corp.	5,302	219,927
Meridian Bioscience Inc.	1,190	22,550
Merit Medical Systems Inc. (1) (2)	3,536	54,490
Micro Therapeutics Inc. (2)	3,030	12,059
Neurometrix Inc. (2)	559	11,197
NuVasive Inc. (2)	1,744	28,985
Oakley Inc.	2,886	49,149
Occulogix Inc. (1) (2)	1,153	9,674
OraSure Technologies Inc. (2)	5,745	57,393
Patterson Companies Inc. (1) (2)	20,336	916,747
PolyMedica Corp.	4,102	146,277
PSS World Medical Inc. (1) (2)	10,301	128,247
ResMed Inc. (1) (2)	5,068	334,437
Respironics Inc. (2)	10,702	386,449
SonoSite Inc. (2)	2,226	69,095
St. Jude Medical Inc. (2)	53,933	2,352,018
Stereotaxis Inc. (2)	1,132	9,090
Steris Corp. (1)	10,841	279,373
Stryker Corp.	43,512	2,069,431
SurModics Inc. (1) (2)	2,228	96,628
Sybron Dental Specialties Inc. (2)	5,861	220,491
Symmetry Medical Inc. (2)	1,113	26,200
TECHNE Corp. (1) (2)	5,761	264,488
Thoratec Corp. (1) (2)	6,457	99,050
TriPath Imaging Inc. (2)	3,540	30,302
Varian Medical Systems Inc. (2)	20,287	757,314
Ventana Medical Systems Inc. (1) (2)	4,277	172,064
Viasys Healthcare Inc. (1) (2)	4,457	100,684
Vital Images Inc. (1) (2)	1,278	22,940
Vital Sign Inc.	742	32,143
VNUS Medical Technologies Inc. (2)	790	9,504
West Pharmaceutical Services Inc.	4,476	125,552
Wright Medical Group Inc. (1) (2)	3,891	103,890
Young Innovations Inc.	619	23,107
Zimmer Holdings Inc. (2)	37,126	2,827,887
Zoll Medical Corp. (2)	1,313	33,416

		73,282,294

HEALTH CARE - SERVICES—2.02%
Aetna Inc.	43,670	3,616,749
Alliance Imaging Inc. (2)	2,197	22,981
Allied Healthcare International Inc. (2)	3,250	23,010
Amedisys Inc. (1) (2)	2,108	77,532
American Healthways Inc. (1) (2)	4,719	199,472
American Retirement Corp. (2)	3,476	50,819
AMERIGROUP Corp. (2)	7,663	308,053
AmSurg Corp. (1) (2)	4,581	126,848

Apria Healthcare Group Inc. (2)	7,483	259,211
Beverly Enterprises Inc. (1) (2)	16,593	211,395
Centene Corp. (1) (2)	6,243	209,640
Community Health Systems Inc. (2)	13,093	494,784
Covance Inc. (1) (2)	9,678	434,252
Coventry Health Care Inc. (2)	16,013	1,132,920
DaVita Inc. (2)	15,180	690,386
Genesis HealthCare Corp. (1) (2)	3,105	143,699
Gentiva Health Services Inc. (2)	3,347	59,777
HCA Inc. (1)	65,802	3,728,999
Health Management Associates Inc. Class A (1)	36,790	963,162
Health Net Inc. (2)	17,304	660,321
Horizon Health Corp. (2)	1,177	27,530
Humana Inc. (2)	24,444	971,405
Kindred Healthcare Inc. (1) (2)	4,153	164,500
LabOne Inc. (1) (2)	2,702	107,567
Laboratory Corp. of America Holdings (2)	20,534	1,024,647
LifePoint Hospitals Inc. (2)	7,997	404,008
Lincare Holdings Inc. (2)	14,206	580,173
Manor Care Inc.	13,250	526,422
Matria Healthcare Inc. (2)	2,406	77,545
Molina Healthcare Inc. (1) (2)	1,675	74,135
National Healthcare Corp.	915	32,309
OCA Inc. (1) (2)	6,998	13,156
Odyssey Healthcare Inc. (1) (2)	5,428	78,272
Option Care Inc. (1)	2,534	35,729
PacifiCare Health Systems Inc. (2)	13,176	941,425
PainCare Holdings Inc. (2)	4,266	18,472
Pediatrix Medical Group Inc. (2)	3,360	247,094
Quest Diagnostics Inc.	24,361	1,297,710
Radiation Therapy Services Inc. (2)	1,020	27,081
RehabCare Group Inc. (2)	2,311	61,773
Renal Care Group Inc. (2)	10,251	472,571
Sierra Health Services Inc. (1) (2)	3,514	251,110
Specialty Laboratories Inc. (2)	1,109	9,327
Sunrise Senior Living Inc. (1) (2)	2,528	136,461
Symbion Inc. (2)	2,203	52,542
Tenet Healthcare Corp. (1) (2)	70,687	865,209
Triad Hospitals Inc. (1) (2)	12,317	673,001
U.S. Physical Therapy Inc. (2)	1,270	24,359
United Surgical Partners International Inc. (1) (2)	4,199	218,684
UnitedHealth Group Inc.	189,688	9,890,332
Universal Health Services Inc. Class B	7,408	460,629
VistaCare Inc. Class A (1) (2)	1,137	21,000
Wellcare Health Plans Inc. (2)	2,513	89,237
WellChoice Inc. (2)	4,650	323,035
WellPoint Inc. (2)	91,454	6,368,857

		39,981,317

HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp. (1)	11,795	455,641
Resource America Inc. Class A	2,371	91,355
Walter Industries Inc. (1)	5,222	209,924

		756,920

HOME BUILDERS—0.58%
Beazer Homes USA Inc. (1)	6,239	356,559
Brookfield Homes Corp.	2,178	99,317
Centex Corp.	18,692	1,320,964
Champion Enterprises Inc. (2)	11,054	109,877
Coachmen Industries Inc.	2,312	28,969
Comstock Homebuilding Companies Inc. Class A (2)	508	12,304

D.R. Horton Inc.	41,203	1,549,645
Fleetwood Enterprises Inc. (1) (2)	8,476	86,031
Hovnanian Enterprises Inc. Class A (1) (2)	5,068	330,434
KB Home (1)	11,990	913,998
Lennar Corp. Class A	20,096	1,275,091
Levitt Corp. Class A (1)	2,342	70,073
M.D.C. Holdings Inc.	4,669	384,025
M/I Homes Inc. (1)	1,773	95,919
Meritage Homes Corp. (2)	3,165	251,617
Monaco Coach Corp. (1)	3,985	68,502
NVR Inc. (2)	823	666,630
Orleans Homebuilders Inc. (1)	520	12,199
Palm Harbor Homes Inc. (1) (2)	1,231	23,180
Pulte Homes Inc. (1)	16,040	1,351,370
Ryland Group Inc. (1)	7,202	546,416
Skyline Corp. (1)	1,096	43,763
Standard-Pacific Corp.	5,127	450,920
Technical Olympic USA Inc.	1,625	39,455
Thor Industries Inc. (1)	5,327	167,428
Toll Brothers Inc. (1) (2)	7,842	796,355
WCI Communities Inc. (1) (2)	5,289	169,407
William Lyon Homes Inc. (1) (2)	488	47,341
Winnebago Industries Inc. (1)	4,713	154,351

		11,422,140

HOME FURNISHINGS—0.17%
American Woodmark Corp.	1,674	50,237
Bassett Furniture Industries Inc.	1,694	31,949
DTS Inc. (2)	2,323	41,419
Ethan Allen Interiors Inc. (1)	5,139	172,208
Furniture Brands International Inc. (1)	7,375	159,374
Harman International Industries Inc.	9,954	809,857
Hooker Furniture Corp.	1,180	20,615
Kimball International Inc. Class B	3,465	45,738
La-Z-Boy Inc. (1)	7,692	112,072
Leggett & Platt Inc.	28,744	764,016
Maytag Corp.	11,792	184,663
Stanley Furniture Co. Inc. (1)	1,868	45,878
Tempur-Pedic International Inc. (1) (2)	6,034	133,834
TiVo Inc. (1) (2)	7,431	49,639
Universal Electronics Inc. (1) (2)	2,312	38,356
Whirlpool Corp. (1)	9,397	658,824

		3,318,679

HOUSEHOLD PRODUCTS & WARES—0.34%
American Greetings Corp. Class A (1)	9,753	258,454
Avery Dennison Corp.	16,766	887,927
Blyth Inc.	4,449	124,794
Central Garden & Pet Co. (1) (2)	2,480	121,818
Church & Dwight Co. Inc. (1)	9,311	337,058
Clorox Co. (The)	22,890	1,275,431
CSS Industries Inc.	799	27,038
Ennis Inc.	4,053	73,440
Fortune Brands Inc.	21,968	1,950,758
Fossil Inc. (1) (2)	6,814	154,678
Harland (John H.) Co. (1)	4,165	158,270
Jarden Corp. (1) (2)	4,371	235,684
Lifetime Hoan Corp. (1)	749	14,628
Playtex Products Inc. (1) (2)	5,700	61,332
Russ Berrie & Co. Inc. (1)	1,031	13,207
Scotts Miracle-Gro Co. (The) Class A (2)	3,247	231,219
Spectrum Brands Inc. (1) (2)	6,112	201,696
Standard Register Co. (The)	1,636	25,865

Tupperware Corp. (1)	7,709	180,159
Water Pik Technologies Inc. (2)	1,679	31,985
WD-40 Co.	2,480	69,266
Yankee Candle Co. Inc. (The) (1)	6,929	222,421

		6,657,128

HOUSEWARES—0.07%
Libbey Inc.	2,230	35,256
National Presto Industries Inc. (1)	741	32,656
Newell Rubbermaid Inc. (1)	41,587	991,434
Toro Co. (1)	6,481	250,231

		1,309,577

INSURANCE—4.16%
Affirmative Insurance Holdings Inc.	1,595	25,281
AFLAC Inc.	75,477	3,266,645
Alfa Corp. (1)	4,779	70,347
Alleghany Corp. (1) (2)	719	213,543
Allmerica Financial Corp. (2)	8,110	300,800
Allstate Corp. (The)	100,233	5,988,922
Ambac Financial Group Inc.	16,422	1,145,599
American Equity Investment Life Holding Co. (1)	3,595	42,709
American Financial Group Inc.	6,767	226,830
American International Group Inc.	343,421	19,952,760
American National Insurance Co.	1,218	139,692
American Physicians Capital Inc. (2)	1,199	44,543
AmerUs Group Co. (1)	5,952	285,994
AON Corp. (1)	47,979	1,201,394
Argonaut Group Inc. (1) (2)	3,476	80,261
Baldwin & Lyons Inc. Class B	1,300	31,330
Berkley (W.R.) Corp.	16,398	585,081
Bristol West Holdings Inc. (1)	2,494	45,640
Brown & Brown Inc. (1)	8,328	374,260
Ceres Group Inc. (2)	3,610	21,949
Chubb Corp.	29,090	2,490,395
CIGNA Corp.	19,753	2,114,164
Cincinnati Financial Corp.	25,995	1,028,362
Citizens Inc. (1) (2)	3,934	23,997
CNA Financial Corp. (1) (2)	4,025	114,390
CNA Surety Corp. (1) (2)	2,367	35,150
Commerce Group Inc.	3,713	230,614
Conseco Inc. (1) (2)	23,147	505,068
Crawford & Co. Class B	1,722	12,777
Danielson Holding Corp. (1) (2)	16,094	195,864
Delphi Financial Group Inc. Class A (1)	3,960	174,834
Direct General Corp. (1)	2,234	41,575
Donegal Group Inc. Class A (1)	1,021	20,379
EMC Insurance Group Inc.	1,049	18,966
Enstar Group Inc. (1) (2)	465	31,518
Erie Indemnity Co. Class A	6,521	353,764
FBL Financial Group Inc. Class A	1,898	52,404
Fidelity National Financial Inc.	24,614	878,474
First Acceptance Corp. (2)	3,502	33,129
First American Corp.	12,680	508,975
FPIC Insurance Group Inc. (2)	1,313	38,510
Gallagher (Arthur J.) & Co.	13,826	375,099
Great American Financial Resources Inc. (1)	1,073	21,256
Harleysville Group Inc.	1,819	37,999
Hartford Financial Services Group Inc. (1)	44,426	3,322,176
HCC Insurance Holdings Inc.	10,432	395,060
Hilb, Rogal & Hobbs Co. (1)	4,725	162,540
Horace Mann Educators Corp.	6,535	122,989
Independence Holding Co.	651	11,490

Infinity Property & Casualty Corp. (1)	3,286	114,616
Jefferson-Pilot Corp.	20,724	1,044,904
Kansas City Life Insurance Co.	655	31,473
KMG America Corp. (2)	2,240	22,266
LandAmerica Financial Group Inc. (1)	2,675	158,815
Lincoln National Corp.	26,242	1,231,275
Loews Corp.	22,484	1,742,510
Markel Corp. (2)	1,434	486,126
Marsh & McLennan Companies Inc. (1)	79,633	2,205,834
MBIA Inc.	20,533	1,217,812
Mercury General Corp. (1)	3,896	212,410
MetLife Inc.	62,060	2,788,976
MGIC Investment Corp.	14,414	940,081
Midland Co. (The)	1,216	42,791
National Interstate Corp. (2)	577	11,580
National Western Life Insurance Co. Class A (2)	324	62,820
Nationwide Financial Services Inc.	8,506	322,718
Navigators Group Inc. (The) (1) (2)	1,400	48,398
Odyssey Re Holdings Corp. (1)	1,771	43,708
Ohio Casualty Corp.	9,241	223,447
Old Republic International Corp.	27,530	696,234
Philadelphia Consolidated Holding Corp. (1) (2)	2,730	231,395
Phoenix Companies Inc. (1)	14,069	167,421
PMA Capital Corp. Class A (1) (2)	4,004	35,355
PMI Group Inc. (The)	14,266	556,089
Presidential Life Corp. (1)	3,457	59,149
Principal Financial Group Inc.	44,409	1,860,737
ProAssurance Corp. (1) (2)	3,957	165,244
Progressive Corp. (The)	29,925	2,956,889
Protective Life Corp.	10,609	447,912
Prudential Financial Inc.	77,730	5,103,752
Radian Group Inc.	13,149	620,896
Reinsurance Group of America Inc.	4,545	211,388
RLI Corp. (1)	3,272	145,931
SAFECO Corp.	19,387	1,053,490
Safety Insurance Group Inc.	1,645	55,535
SeaBright Insurance Holdings (2)	927	10,596
Selective Insurance Group Inc. (1)	4,281	212,124
St. Paul Travelers Companies Inc.	101,195	4,000,238
StanCorp Financial Group Inc.	4,383	335,650
State Auto Financial Corp.	2,237	69,436
Stewart Information Services Corp.	2,463	103,446
Torchmark Corp.	15,785	823,977
Tower Group Inc.	2,287	35,746
Transatlantic Holdings Inc.	4,081	227,801
Triad Guaranty Inc. (2)	1,346	67,825
21st Century Insurance Group (1)	4,185	62,105
U.S.I. Holdings Corp. (1) (2)	6,476	83,411
UICI	5,784	172,190
United Fire & Casualty Co.	2,202	97,813
Unitrin Inc.	6,993	343,356
Universal American Financial Corp. (1) (2)	3,801	85,979
UNUMProvident Corp.	44,920	822,934
Wesco Financial Corp. (1)	212	76,320
Zenith National Insurance Corp.	2,245	152,346

		82,498,768

INTERNET—1.67%
Agile Software Corp. (1) (2)	8,334	52,504
Akamai Technologies Inc. (1) (2)	16,138	211,892
Alloy Inc. (2)	4,614	23,716
Amazon.com Inc. (2)	45,171	1,494,257
Applied Digital Solutions Inc. (2)	6,689	22,007

aQuantive Inc. (1) (2)	7,947	140,821
Arbinet-thexchange Inc. (1) (2)	890	5,963
Ariba Inc. (1) (2)	9,806	56,875
AsiaInfo Holdings Inc. (2)	4,572	25,192
Ask Jeeves Inc. (2)	8,583	259,121
Audible Inc. (2)	3,065	53,239
autobytel.com Inc. (1) (2)	6,459	31,197
Avocent Corp. (2)	7,459	194,978
Blue Nile Inc. (1) (2)	1,921	62,797
CheckFree Corp. (1) (2)	12,237	416,792
Click Commerce Inc. (2)	820	18,835
CMGI Inc. (2)	69,592	131,529
CNET Networks Inc. (1) (2)	19,783	232,252
Cogent Communications Group Inc. (2)	1,461	9,701
Digital Insight Corp. (1) (2)	5,244	125,436
Digital River Inc. (1) (2)	4,967	157,702
Digitas Inc. (2)	12,551	143,207
DoubleClick Inc. (2)	17,266	144,862
Drugstore.com Inc. (2)	8,621	35,950
E.piphany Inc. (2)	12,377	43,072
EarthLink Inc. (1) (2)	18,277	158,279
eBay Inc. (2)	162,594	5,367,228
eCollege.com Inc. (1) (2)	2,204	26,228
E-LOAN Inc. (2)	5,284	17,649
Entrust Inc. (2)	10,646	50,994
eResearch Technology Inc. (1) (2)	6,374	85,348
F5 Networks Inc. (2)	5,659	267,303
Google Inc. Class A (2)	23,342	6,866,049
GSI Commerce Inc. (1) (2)	4,087	68,457
Harris Interactive Inc. (1) (2)	8,483	41,312
HomeStore Inc. (2)	17,710	35,951
IAC/InterActiveCorp (1) (2)	48,617	1,169,239
InfoSpace Inc. (1) (2)	4,957	163,234
Intermix Media Inc. (2)	2,850	23,854
Internet Capital Group Inc. (1) (2)	4,996	36,621
Internet Security Systems Inc. (1) (2)	5,851	118,717
Interwoven Inc. (2)	6,340	47,740
Ipass Inc. (2)	6,164	37,354
j2 Global Communications Inc. (1) (2)	3,282	113,032
Keynote Systems Inc. (2)	2,010	23,457
Lionbridge Technologies Inc. (2)	6,915	46,884
Macromedia Inc. (2)	11,332	433,109
MatrixOne Inc. (2)	8,427	42,135
McAfee Inc. (2)	23,763	622,115
Monster Worldwide Inc. (2)	15,470	443,680
Motive Inc. (2)	2,374	23,574
NetBank Inc. (1)	7,461	69,537
NetFlix Inc. (1) (2)	5,109	83,839
NetRatings Inc. (2)	1,917	26,071
NIC Inc. (2)	4,218	19,487
Nutri/System Inc. (2)	2,666	39,350
1-800 CONTACTS INC. (2)	1,029	19,932
1-800-FLOWERS.COM Inc. (1) (2)	3,380	23,795
Openwave Systems Inc. (1) (2)	10,039	164,640
Opsware Inc. (1) (2)	9,381	48,031
Overstock.com Inc. (1) (2)	1,715	61,054
Phase Forward Inc. (2)	2,723	18,516
Priceline.com Inc. (1) (2)	3,827	89,284
ProQuest Co. (1) (2)	3,665	120,175
RealNetworks Inc. (1) (2)	16,158	80,305
Redback Networks Inc. (2)	5,088	32,461
RightNow Technologies Inc. (2)	982	11,804
RSA Security Inc. (1) (2)	10,767	123,605

S1 Corp. (1) (2)	10,982	51,725
Sapient Corp. (2)	11,514	91,306
Secure Computing Corp. (2)	5,402	58,774
SeeBeyond Technology Corp. (2)	6,845	28,612
Sohu.com Inc. (1) (2)	3,354	73,520
SonicWALL Inc. (2)	7,591	40,915
Stamps.com Inc. (1) (2)	2,696	50,550
Stellent Inc. (2)	3,042	22,815
SupportSoft Inc. (2)	5,421	28,135
Symantec Corp. (2)	106,977	2,325,680
Terremark Worldwide Inc. (2)	5,601	39,207
TIBCO Software Inc. (1) (2)	31,788	207,894
Travelzoo Inc. (1) (2)	476	15,627
TriZetto Group Inc. (The) (2)	5,665	79,367
United Online Inc.	7,711	83,741
ValueClick Inc. (1) (2)	12,322	151,930
VeriSign Inc. (2)	39,992	1,150,170
Verity Inc. (2)	4,805	42,140
Vignette Corp. (2)	4,291	48,274
WebEx Communications Inc. (1) (2)	4,563	120,509
WebMD Corp. (1) (2)	50,388	517,485
webMethods Inc. (2)	6,833	38,265
Websense Inc. (1) (2)	3,569	171,490
WebSideStory Inc. (2)	915	13,414
Yahoo! Inc. (2)	180,766	6,263,542

		33,170,413

INVESTMENT COMPANIES—0.08%
Allied Capital Corp. (1)	19,662	572,361
American Capital Strategies Ltd. (1)	13,622	491,890
Apollo Investment Corp. (1)	9,668	178,181
Ares Capital Corp.	3,702	66,007
Gladstone Capital Corp. (1)	1,246	29,156
MCG Capital Corp. (1)	6,516	111,293
NGP Capital Resources Co.	2,426	36,220
Technology Investment Capital Corp.	1,363	20,172

		1,505,280

IRON & STEEL—0.16%
AK Steel Holding Corp. (1) (2)	16,825	107,848
Allegheny Technologies Inc.	14,649	323,157
Carpenter Technology Corp.	3,672	190,210
Cleveland-Cliffs Inc. (1)	3,254	187,951
Gibraltar Industries Inc. (1)	3,502	64,927
Nucor Corp.	23,923	1,091,367
Oregon Steel Mills Inc. (2)	5,349	92,056
Reliance Steel & Aluminum Co. (1)	4,428	164,146
Roanoke Electric Steel Corp.	1,115	18,420
Ryerson Tull Inc. (1)	3,509	50,073
Schnitzer Steel Industries Inc. Class A (1)	3,061	72,546
Steel Dynamics Inc.	5,705	149,756
Steel Technologies Inc. (1)	1,645	27,800
United States Steel Corp. (1)	17,241	592,573
Wheeling-Pittsburgh Corp. (2)	1,306	20,086

		3,152,916

LEISURE TIME—0.22%
Ambassadors Group Inc.	1,162	43,215
Arctic Cat Inc. (1)	1,938	39,787
Brunswick Corp. (1)	14,469	626,797
Callaway Golf Co. (1)	10,209	157,525
Escalade Inc.	958	13,249
Harley-Davidson Inc.	42,943	2,129,973

K2 Inc. (2)	6,396	81,101
Life Time Fitness Inc. (2)	3,210	105,320
Marine Products Corp.	2,068	30,089
Multimedia Games Inc. (1) (2)	3,290	36,223
Nautilus Inc. (1)	4,649	132,496
Navigant International Inc. (1) (2)	1,774	26,060
Pegasus Solutions Inc. (1) (2)	3,021	33,684
Polaris Industries Inc. (1)	6,457	348,678
Sabre Holdings Corp.	19,807	395,150
WMS Industries Inc. (1) (2)	2,854	96,322

		4,295,669

LODGING—0.51%
Ameristar Casinos Inc. (1)	3,516	91,732
Aztar Corp. (1) (2)	5,195	177,929
Boyd Gaming Corp. (1)	6,634	339,196
Choice Hotels International Inc.	2,427	159,454
Harrah’s Entertainment Inc.	27,363	1,972,051
Hilton Hotels Corp.	57,924	1,381,487
La Quinta Corp. (1) (2)	28,332	264,338
Lakes Gaming Inc. (1) (2)	2,556	39,362
Las Vegas Sands Corp. (2)	3,575	127,806
Lodgian Inc. (2)	2,818	28,941
Marcus Corp.	2,856	60,604
Marriott International Inc. Class A	28,428	1,939,358
MGM Mirage (2)	18,150	718,377
Monarch Casino & Resort Inc. (2)	949	20,916
MTR Gaming Group Inc. (2)	3,363	39,145
Riviera Holdings Corp. (2)	808	18,301
Starwood Hotels & Resorts Worldwide Inc.	32,161	1,883,670
Station Casinos Inc.	8,185	543,484
Wynn Resorts Ltd. (2)	6,962	329,094

		10,135,245

MACHINERY—0.72%
AGCO Corp. (2)	13,767	263,225
Alamo Group Inc.	515	9,615
Albany International Corp. Class A	4,165	133,738
Applied Industrial Technologies Inc.	4,208	135,876
Astec Industries Inc. (1) (2)	1,878	43,551
Briggs & Stratton Corp. (1)	7,862	272,182
Bucyrus International Inc. Class A	2,796	106,192
Cascade Corp.	1,701	73,568
Caterpillar Inc.	51,290	4,888,450
Cognex Corp.	5,973	156,433
Cummins Inc. (1)	6,813	508,318
Deere & Co.	37,149	2,432,888
Flowserve Corp. (2)	8,158	246,861
Gardner Denver Inc. (2)	3,874	135,900
Gehl Corp. (2)	789	30,724
Global Power Equipment Group Inc. (2)	5,024	39,941
Gorman-Rupp Co. (The) (1)	1,501	32,136
Graco Inc.	10,548	359,370
IDEX Corp.	7,684	296,679
JLG Industries Inc. (1)	7,453	204,808
Joy Global Inc.	12,119	407,077
Kadant Inc. (2)	2,257	49,496
Lindsay Manufacturing Co. (1)	1,684	39,709
Manitowoc Co. Inc. (The) (1)	4,587	188,159
Middleby Corp. (The) (1) (2)	575	30,394
NACCO Industries Inc.	674	72,266
Nordson Corp.	4,027	138,046
Presstek Inc. (1) (2)	3,556	40,254

Robbins & Myers Inc. (1)	1,565	33,663
Rockwell Automation Inc.	27,912	1,359,594
Sauer-Danfoss Inc. (1)	1,692	30,067
Stewart & Stevenson Services Inc.	4,210	95,399
Tecumseh Products Co. Class A (1)	2,378	65,252
Tennant Co.	1,195	42,315
Terex Corp. (2)	7,576	298,494
Thomas Industries Inc.	2,193	87,632
TurboChef Technologies Inc. (2)	1,378	24,694
Unova Inc. (1) (2)	7,013	186,756
Wabtec Corp.	6,576	141,252
Zebra Technologies Corp. Class A (1) (2)	10,556	462,247

		14,163,221

MANUFACTURING—4.36%
Actuant Corp. Class A (1) (2)	4,059	194,588
Acuity Brands Inc. (1)	6,400	164,416
Ameron International Corp.	1,158	43,309
Applied Films Corp. (1) (2)	2,267	58,035
AptarGroup Inc. (1)	5,576	283,261
Barnes Group Inc. (1)	2,277	75,369
Blount International Inc. (2)	3,905	65,174
Brink’s Co. (The)	8,684	312,624
Carlisle Companies Inc. (1)	4,745	325,649
Ceradyne Inc. (1) (2)	3,559	85,665
CLARCOR Inc. (1)	7,938	232,186
Crane Co.	7,704	202,615
CUNO Inc. (2)	2,546	181,886
Danaher Corp.	35,649	1,865,869
Donaldson Co. Inc.	11,695	354,709
Dover Corp.	30,813	1,120,977
Eastman Kodak Co.	43,430	1,166,095
Eaton Corp.	22,780	1,364,522
EnPro Industries Inc. (2)	3,326	96,022
ESCO Technologies Inc. (1) (2)	1,904	191,923
Federal Signal Corp. (1)	7,445	116,142
FreightCar America Inc. (2)	789	15,646
General Electric Co.	1,586,224	54,962,662
Griffon Corp. (1) (2)	3,653	81,097
Harsco Corp.	6,204	338,428
Hexcel Corp. (1) (2)	6,466	109,405
Honeywell International Inc.	128,075	4,691,387
Illinois Tool Works Inc.	37,765	3,009,115
ITT Industries Inc.	13,974	1,364,282
Jacuzzi Brands Inc. (2)	11,156	119,704
Lancaster Colony Corp.	4,124	177,002
Matthews International Corp. Class A (1)	4,833	188,294
Myers Industries Inc. (1)	3,289	41,112
Pall Corp.	18,933	574,806
Pentair Inc. (1)	15,204	650,883
Raven Industries Inc. (1)	2,288	53,585
Roper Industries Inc. (1)	6,450	460,336
Smith (A.O.) Corp.	2,471	66,000
SPX Corp. (1)	11,465	527,161
Standex International Corp.	1,734	49,263
Sturm Ruger & Co. Inc. (1)	3,377	28,265
Teleflex Inc. (1)	5,362	318,342
Textron Inc.	17,895	1,357,336
3M Co.	115,323	8,337,853
Tredegar Corp.	4,273	66,659
Trinity Industries Inc. (1)	5,701	182,603

		86,272,262

MEDIA—3.58%
Beasley Broadcast Group Inc. Class A (2)	1,173	16,997
Belo (A.H.) Corp.	14,981	359,095
Cablevision Systems Corp. (2)	29,590	952,798
Charter Communications Inc. Class A (1) (2)	40,915	48,280
Citadel Broadcasting Corp. (2)	7,296	83,539
CKX Inc. (2)	1,824	23,466
Clear Channel Communications Inc.	81,650	2,525,434
Comcast Corp. Class A (2)	304,643	9,352,540
Courier Corp.	1,536	58,998
Cox Radio Inc. Class A (2)	5,616	88,452
Crown Media Holdings Inc. (1) (2)	2,372	22,368
Cumulus Media Inc. Class A (2)	7,419	87,396
Dex Media Inc.	22,086	539,119
DIRECTV Group Inc. (The) (2)	104,383	1,617,936
Dow Jones & Co. Inc. (1)	8,465	300,084
EchoStar Communications Corp.	34,324	1,034,869
Emmis Communications Corp. (1) (2)	7,639	134,981
Entercom Communications Corp. (2)	5,420	180,432
Entravision Communications Corp. (2)	10,249	79,840
Fisher Communications Inc. (2)	1,002	47,385
4Kids Entertainment Inc. (2)	1,812	36,023
Gannett Co. Inc.	37,410	2,660,973
Gemstar-TV Guide International Inc. (2)	38,181	137,070
Gray Television Inc.	7,075	85,324
Hearst-Argyle Television Inc.	4,742	116,179
Hollinger International Inc.	9,006	90,150
Insight Communications Co. Inc. (1) (2)	6,376	70,455
Journal Communications Inc. Class A	3,617	60,766
Journal Register Co. (1) (2)	5,997	105,007
Knight Ridder Inc. (1)	11,244	689,707
Lee Enterprises Inc.	6,747	270,487
Liberty Corp.	2,402	88,418
Liberty Global Inc. Class A (2)	34,982	1,632,607
Liberty Media Corp. Class A (2)	417,871	4,258,106
Lin TV Corp. Class A (1) (2)	4,168	57,894
LodgeNet Entertainment Corp. (2)	1,685	27,954
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	3,045	88,853
McClatchy Co. (The) Class A (1)	2,863	187,355
McGraw-Hill Companies Inc. (The)	56,467	2,498,665
Media General Inc. Class A	3,497	226,466
Mediacom Communications Corp. (1) (2)	9,841	67,608
Meredith Corp.	6,196	303,976
Nelson (Thomas) Inc.	1,652	35,948
New York Times Co. Class A (1)	22,267	693,617
News Corp. Class A	347,876	5,628,634
Outdoor Channel Holdings Inc. (2)	648	8,916
Playboy Enterprises Inc. Class B (1) (2)	3,359	43,465
Primedia Inc. (1) (2)	19,199	77,756
Radio One Inc. Class D (2)	12,189	155,654
Readers Digest Association Inc. (The) (1)	15,261	251,807
Regent Communications Inc. (2)	5,850	34,340
Saga Communications Inc. (1) (2)	2,220	31,080
Salem Communications Corp. Class A (2)	1,323	26,248
Scholastic Corp. (1) (2)	4,687	180,684
Scripps (E.W.) Co. Class A (1)	12,004	585,795
Sinclair Broadcast Group Inc. Class A (1)	7,316	66,429
Sirius Satellite Radio Inc. (1) (2)	200,004	1,296,026
Spanish Broadcasting System Inc. Class A (1) (2)	5,976	59,700
Time Warner Inc. (2)	685,312	11,451,564
Tribune Co.	36,157	1,272,003
Univision Communications Inc. Class A (2)	33,708	928,655
Value Line Inc.	163	6,398

Viacom Inc. Class B	213,447	6,834,573
Walt Disney Co. (The)	305,938	7,703,519
Washington Post Co. (The) Class B	840	701,425
Westwood One Inc.	11,560	236,171
Wiley (John) & Sons Inc. Class A	7,143	283,791
World Wrestling Entertainment Inc.	1,777	20,293
WPT Enterprises Inc. (1) (2)	495	9,648
XM Satellite Radio Holdings Inc. Class A (1) (2)	31,385	1,056,419

		70,994,610

METAL FABRICATE & HARDWARE—0.11%
Castle (A.M.) & Co. (2)	943	14,579
CIRCOR International Inc.	2,336	57,629
Commercial Metals Co. (1)	8,776	209,044
Earle M Jorgensen Co. (2)	1,609	12,952
Kaydon Corp. (1)	4,444	123,765
Lawson Products Inc.	667	25,893
Metals USA Inc. (2)	3,235	61,530
Mueller Industries Inc.	5,148	139,511
NN Inc.	2,887	36,607
NS Group Inc. (1) (2)	2,881	93,661
Precision Castparts Corp.	9,874	769,185
Quanex Corp. (1)	3,658	193,911
Timken Co. (The)	11,495	265,535
Valmont Industries Inc. (1)	2,269	58,540
Worthington Industries Inc. (1)	9,972	157,558

		2,219,900

METALS - DIVERSIFIED—0.00%
Dynamic Materials Corp.	247	9,556
Sun Hydraulics Corp.	433	15,757

		25,313

MINING—0.49%
Alcoa Inc.	131,120	3,426,166
AMCOL International Corp. (1)	3,424	64,337
Brush Engineered Materials Inc. (2)	2,860	40,784
Century Aluminum Co. (1) (2)	3,001	61,220
Charles & Colvard Ltd.	1,358	33,330
Coeur d’Alene Mines Corp. (1) (2)	36,968	134,194
Compass Minerals International Inc. (1)	2,446	57,236
Freeport-McMoRan Copper & Gold Inc.	26,611	996,316
Hecla Mining Co. (2)	18,466	84,205
Newmont Mining Corp.	61,214	2,389,182
Owens-Illinois Inc. (2)	22,391	560,895
Phelps Dodge Corp.	14,388	1,330,890
Royal Gold Inc. (1)	2,702	54,364
RTI International Metals Inc. (2)	3,422	107,485
Southern Peru Copper Corp.	3,654	156,537
Stillwater Mining Co. (2)	5,817	43,162
Titanium Metals Corp. (1) (2)	1,100	62,469
USEC Inc. (1)	12,791	187,260

		9,790,032

OFFICE & BUSINESS EQUIPMENT—0.20%
CompX International Inc. (1)	144	2,412
General Binding Corp. (2)	1,036	22,709
Global Imaging Systems Inc. (1) (2)	3,536	112,657
IKON Office Solutions Inc. (1)	16,777	159,549
Imagistics International Inc. (2)	2,344	65,632
Navarre Corp. (1) (2)	3,521	28,150
Pitney Bowes Inc.	34,854	1,517,892
TRM Corp. (2)	1,070	17,997

Xerox Corp. (2)	144,665	1,994,930

		3,921,928

OFFICE FURNISHINGS—0.05%
Herman Miller Inc. (1)	10,833	334,090
HNI Corp.	8,300	424,545
Interface Inc. Class A (2)	7,424	59,763
Knoll Inc.	1,804	30,866
Steelcase Inc. Class A (1)	8,923	123,584

		972,848

OIL & GAS—6.87%
Amerada Hess Corp.	11,750	1,251,493
Anadarko Petroleum Corp.	35,476	2,914,353
Apache Corp.	49,306	3,185,168
Atlas America Inc. (1) (2)	234	8,702
ATP Oil & Gas Corp. (2)	2,309	54,031
Atwood Oceanics Inc. (2)	1,834	112,901
Berry Petroleum Co. Class A (1)	2,820	149,122
Bill Barrett Corp. (2)	1,903	56,291
Bois d’Arc Energy LLC (2)	1,374	20,267
Brigham Exploration Co. (2)	3,995	36,474
Burlington Resources Inc. (1)	57,987	3,203,202
Cabot Oil & Gas Corp.	7,655	265,629
Callon Petroleum Co. (2)	1,513	22,362
Carrizo Oil & Gas Inc. (2)	2,263	38,607
Cheniere Energy Inc. (2)	7,857	244,353
Chesapeake Energy Corp.	47,576	1,084,733
Chevron Corp.	314,039	17,561,061
Cimarex Energy Co. (2)	12,196	474,546
Clayton Williams Energy Inc. (1) (2)	753	22,582
Comstock Resources Inc. (2)	6,285	158,948
ConocoPhillips	208,448	11,983,676
Crosstex Energy Inc.	707	34,148
Delta Petroleum Corp. (1) (2)	3,880	54,786
Denbury Resources Inc. (2)	8,208	326,432
Devon Energy Corp.	71,227	3,609,784
Diamond Offshore Drilling Inc. (1)	8,930	477,130
Encore Acquisition Co. (2)	4,687	192,167
Endeavour International Corp. (2)	5,942	21,569
Energy Partners Ltd. (2)	4,632	121,405
ENSCO International Inc.	22,940	820,105
EOG Resources Inc.	35,511	2,017,025
Exxon Mobil Corp.	952,061	54,714,946
Forest Oil Corp. (2)	7,744	325,248
Frontier Oil Corp.	8,270	242,725
FX Energy Inc. (1) (2)	4,748	52,370
Gasco Energy Inc. (2)	6,874	25,434
Giant Industries Inc. (2)	1,763	63,468
Goodrich Petroleum Corp. (2)	1,104	22,720
Grey Wolf Inc. (1) (2)	28,205	208,999
Harvest Natural Resources Inc. (1) (2)	5,685	62,137
Helmerich & Payne Inc.	7,551	354,293
Holly Corp.	2,976	138,890
Houston Exploration Co. (2)	4,108	217,929
KCS Energy Inc. (2)	7,679	133,384
Kerr-McGee Corp.	17,469	1,333,059
Marathon Oil Corp.	52,386	2,795,841
MarkWest Hydrocarbon Inc.	450	10,440
McMoRan Exploration Co. (1) (2)	2,958	57,711
Meridian Resource Corp. (The) (2)	9,480	45,314
Mission Resources Corp. (2)	6,682	53,924
Murphy Oil Corp.	24,787	1,294,625

Newfield Exploration Co. (2)	19,071	760,742
Noble Energy Inc.	12,795	967,942
Occidental Petroleum Corp.	59,418	4,571,027
Parallel Petroleum Corp. (2)	3,531	31,249
Parker Drilling Co. (2)	13,851	97,096
Patterson-UTI Energy Inc.	25,232	702,207
Penn Virginia Corp. (1)	2,778	124,093
PetroCorp Inc. Escrow (3)	1,248	—
Petrohawk Energy Corp. (2)	2,588	27,950
Petroleum Development Corp. (2)	2,446	77,905
PetroQuest Energy Inc. (2)	4,668	30,669
Pioneer Drilling Co. (2)	2,306	35,190
Pioneer Natural Resources Co.	21,960	924,077
Plains Exploration & Production Co. (2)	11,572	411,153
Pogo Producing Co.	9,501	493,292
Premcor Inc.	11,874	880,813
Pride International Inc. (2)	23,257	597,705
Quicksilver Resources Inc. (1) (2)	5,446	348,163
Range Resources Corp.	12,273	330,144
Remington Oil & Gas Corp. (2)	3,399	121,344
Rowan Companies Inc.	16,030	476,251
Southwestern Energy Co. (1) (2)	11,086	520,820
Spinnaker Exploration Co. (1) (2)	3,633	128,935
St. Mary Land & Exploration Co. (1)	8,548	247,721
Stone Energy Corp. (2)	3,453	168,852
Sunoco Inc.	10,421	1,184,659
Swift Energy Co. (2)	4,291	153,704
Tesoro Corp.	10,052	467,619
Tipperary Corp. (2)	1,673	10,456
TODCO Class A (2)	6,719	172,477
Toreador Resources Corp. (2)	1,744	42,362
Tri-Valley Corp. (2)	2,591	36,093
Unit Corp. (2)	6,617	291,214
Unocal Corp.	40,489	2,633,809
Valero Energy Corp.	38,636	3,056,494
Vintage Petroleum Inc.	7,595	231,420
W&T Offshore Inc.	1,827	43,976
Warren Resources Inc. (2)	2,394	25,017
Whiting Petroleum Corp. (1) (2)	4,182	151,848
XTO Energy Inc.	54,561	1,854,528

		136,107,525

OIL & GAS SERVICES—0.69%
Baker Hughes Inc.	50,687	2,593,147
BJ Services Co.	24,444	1,282,821
Cal Dive International Inc. (1) (2)	5,787	303,065
CARBO Ceramics Inc. (1)	1,950	153,972
Cooper Cameron Corp. (2)	8,215	509,741
Dril-Quip Inc. (2)	1,093	31,708
FMC Technologies Inc. (1) (2)	10,336	330,442
Global Industries Ltd. (2)	12,880	109,480
Grant Prideco Inc. (2)	18,718	495,091
Gulf Island Fabrication Inc.	1,157	23,001
Halliburton Co.	67,112	3,209,296
Hanover Compressor Co. (1) (2)	11,996	138,074
Hornbeck Offshore Services Inc. (2)	1,793	48,572
Hydril Co. LP (2)	2,670	145,115
Input/Output Inc. (1) (2)	9,657	60,646
Lone Star Technologies Inc. (2)	4,472	203,476
Lufkin Industries Inc.	2,202	79,228
Maverick Tube Corp. (2)	6,328	188,574
National Oilwell Varco Inc. (2)	25,429	1,208,895
Newpark Resources Inc. (1) (2)	13,127	98,453

Oceaneering International Inc. (2)	3,850	148,803
Oil States International Inc. (2)	5,713	143,796
RPC Inc.	1,944	32,892
Seacor Holdings Inc. (1) (2)	2,667	171,488
Smith International Inc.	15,948	1,015,888
Superior Energy Services Inc. (2)	11,093	197,455
Tetra Technologies Inc. (1) (2)	3,366	107,207
Tidewater Inc.	9,333	355,774
Universal Compression Holdings Inc. (2)	2,715	98,392
Veritas DGC Inc. (2)	5,210	144,525
W-H Energy Services Inc. (2)	3,471	86,532

		13,715,549

PACKAGING & CONTAINERS—0.19%
Ball Corp.	16,875	606,825
Bemis Co. Inc.	16,384	434,831
Chesapeake Corp.	2,907	60,873
Crown Holdings Inc. (2)	24,845	353,544
Graphic Packaging Corp. (2)	9,350	34,128
Greif Inc. Class A	2,052	125,377
Packaging Corp. of America	9,102	191,597
Pactiv Corp. (2)	22,797	491,959
Sealed Air Corp. (2)	12,738	634,225
Silgan Holdings Inc.	1,665	93,640
Smurfit-Stone Container Corp.	38,634	392,908
Sonoco Products Co.	14,840	393,260

		3,813,167

PHARMACEUTICALS—5.72%
Abbott Laboratories	232,246	11,382,376
Abgenix Inc. (1) (2)	12,545	107,636
ACADIA Pharmaceuticals Inc. (2)	1,401	11,768
Accredo Health Inc. (2)	7,498	340,409
Adolor Corp. (2)	5,839	54,011
Alkermes Inc. (2)	13,153	173,883
Allergan Inc.	19,732	1,681,956
Alpharma Inc. Class A	5,694	82,392
American Pharmaceutical Partners Inc. (2)	2,971	122,554
AmerisourceBergen Corp.	15,782	1,091,325
Amylin Pharmaceuticals Inc. (1) (2)	15,732	329,271
Andrx Corp. (1) (2)	11,164	226,741
Antigenics Inc. (1) (2)	3,341	18,075
Array BioPharma Inc. (2)	5,187	32,678
AtheroGenics Inc. (1) (2)	5,800	92,684
AVANIR Pharmaceuticals Class A (2)	12,562	35,174
Barr Pharmaceuticals Inc. (2)	15,242	742,895
Bentley Pharmaceuticals Inc. (1) (2)	2,539	27,802
Bioenvision Inc. (2)	5,093	37,077
BioMarin Pharmaceutical Inc. (2)	10,331	77,379
Bio-Reference Laboratories Inc. (1) (2)	958	13,297
BioScrip Inc. (2)	3,994	23,964
Bone Care International Inc. (2)	2,736	90,206
Bristol-Myers Squibb Co.	292,963	7,318,216
Caraco Pharmaceutical Laboratories Ltd. (2)	1,116	9,575
Cardinal Health Inc.	64,353	3,705,446
Caremark Rx Inc. (2)	68,273	3,039,514
Cell Therapeutics Inc. (1) (2)	9,738	26,390
Cephalon Inc. (2)	8,620	343,162
Connetics Corp. (1) (2)	4,616	81,426
Conor Medsystems Inc. (2)	1,087	16,685
Corixa Corp. (2)	9,801	42,928
Cubist Pharmaceuticals Inc. (2)	7,883	103,819
CV Therapeutics Inc. (1) (2)	5,645	126,561

Cypress Bioscience Inc. (1) (2)	3,962	52,298
Dendreon Corp. (1) (2)	8,198	42,876
Discovery Laboratories Inc. (1) (2)	8,658	63,117
DOV Pharmaceutical Inc. (1) (2)	2,891	53,946
Durect Corp. (1) (2)	2,947	15,000
DUSA Pharmaceuticals Inc. (2)	2,482	23,083
Endo Pharmaceuticals Holdings Inc. (2)	7,281	191,345
Eon Labs Inc. (2)	4,098	125,563
Express Scripts Inc. (2)	18,900	944,622
Eyetech Pharmaceuticals Inc. (1) (2)	4,380	55,363
First Horizon Pharmaceutical Corp. (1) (2)	3,939	74,999
Forest Laboratories Inc. (2)	53,065	2,061,575
Gilead Sciences Inc. (2)	68,026	2,992,464
HealthExtras Inc. (1) (2)	2,706	54,309
Hi-Tech Pharmacal Co. (2)	444	14,146
Hospira Inc. (2)	23,846	929,994
Idenix Pharmaceuticals Inc. (1) (2)	1,395	30,244
ImClone Systems Inc. (1) (2)	10,017	310,226
Impax Laboratories Inc. (1) (2)	7,035	110,450
Inspire Pharmaceuticals Inc. (1) (2)	6,430	54,141
Introgen Therapeutics Inc. (2)	1,627	10,478
Isis Pharmaceuticals Inc. (1) (2)	6,822	26,674
ISTA Pharmaceuticals Inc. (2)	1,122	9,335
IVAX Corp. (2)	29,927	643,431
Kinetic Concepts Inc. (2)	7,033	421,980
King Pharmaceuticals Inc. (2)	36,776	383,206
Kos Pharmaceuticals Inc. (1) (2)	1,728	113,184
K-V Pharmaceutical Co. Class A (1) (2)	5,148	86,229
Ligand Pharmaceuticals Inc. Class B (2)	10,868	75,533
Lilly (Eli) & Co.	147,043	8,191,766
Mannatech Inc. (1)	2,291	43,575
MannKind Corp. (1) (2)	2,139	21,497
Marshall Edwards Inc. (1) (2)	1,230	8,782
Medarex Inc. (2)	15,509	129,190
Medco Health Solutions Inc. (2)	41,259	2,201,580
Medicines Co. (The) (1) (2)	6,997	163,660
Medicis Pharmaceutical Corp. Class A (1)	8,510	270,022
Merck & Co. Inc.	330,014	10,164,431
MGI Pharma Inc. (1) (2)	10,552	229,612
Mylan Laboratories Inc.	40,694	782,953
Nabi Biopharmaceuticals (1) (2)	8,747	133,217
Nastech Pharmaceutical Co. Inc. (2)	1,968	28,005
Nature’s Sunshine Products Inc.	1,781	31,061
NBTY Inc. (2)	8,108	210,322
NeighborCare Inc. (2)	5,552	184,160
NeoPharm Inc. (1) (2)	2,225	22,228
Neurocrine Biosciences Inc. (1) (2)	5,649	237,597
New River Pharmaceuticals Inc. (2)	598	17,952
NitroMed Inc. (2)	1,851	36,002
Northfield Laboratories Inc. (1) (2)	3,843	54,993
Noven Pharmaceuticals Inc. (1) (2)	3,508	61,320
NPS Pharmaceuticals Inc. (1) (2)	5,317	60,348
Nuvelo Inc. (2)	5,963	46,094
Omnicare Inc.	15,646	663,860
Onyx Pharmaceuticals Inc. (1) (2)	5,367	128,164
OSI Pharmaceuticals Inc. (1) (2)	7,609	310,980
Pain Therapeutics Inc. (1) (2)	4,514	30,470
Par Pharmaceutical Companies Inc. (1) (2)	5,133	163,281
Penwest Pharmaceuticals Co. (1) (2)	3,279	38,758
Perrigo Co. (1)	12,879	179,533
Pfizer Inc.	1,112,332	30,678,117
Pharmion Corp. (2)	3,282	76,175
POZEN Inc. (2)	2,979	24,428

Prestige Brands Holdings Inc. (2)	4,140	80,730
Priority Healthcare Corp. Class B (1) (2)	4,866	123,402
Progenics Pharmaceuticals Inc. (1) (2)	2,090	43,597
Renovis Inc. (2)	2,252	34,388
Rigel Pharmaceuticals Inc. (2)	2,480	49,402
Salix Pharmaceuticals Ltd. (1) (2)	5,169	91,285
Schering-Plough Corp.	221,529	4,222,343
Sepracor Inc. (1) (2)	15,843	950,738
Star Scientific Inc. (1) (2)	3,474	15,529
Tanox Inc. (2)	3,993	46,798
Threshold Pharmaceuticals Inc. (1) (2)	1,413	11,657
Tiens Biotech Group (USA) Inc. (2)	1,234	7,910
Trimeris Inc. (1) (2)	2,305	23,004
United Therapeutics Inc. (1) (2)	3,204	154,433
USANA Health Sciences Inc. (1) (2)	1,705	72,122
Valeant Pharmaceuticals International (1)	13,953	245,991
VCA Antech Inc. (1) (2)	11,941	289,569
ViaCell Inc. (2)	1,214	12,929
Vicuron Pharmaceuticals Inc. (2)	8,764	244,516
Watson Pharmaceuticals Inc. (2)	16,386	484,370
Wyeth	200,575	8,925,588
Zymogenetics Inc. (1) (2)	3,040	53,504

		113,387,024

PIPELINES—0.32%
Dynegy Inc. Class A (2)	43,251	210,200
El Paso Corp.	97,961	1,128,511
Equitable Resources Inc.	9,304	632,672
Kinder Morgan Inc. (1)	14,302	1,189,926
National Fuel Gas Co. (1)	12,173	351,921
Questar Corp. (1)	12,665	834,624
TransMontaigne Inc. (2)	3,725	39,113
Western Gas Resources Inc.	8,182	285,552
Williams Companies Inc.	84,824	1,611,656

		6,284,175

REAL ESTATE—0.11%
Agree Realty Corp.	833	25,198
Avatar Holdings Inc. (1) (2)	626	31,469
Bluegreen Corp. (2)	2,723	47,407
California Coastal Communities Inc. (2)	903	31,036
CB Richard Ellis Group Inc. Class A (1) (2)	7,266	318,687
Consolidated-Tomoka Land Co.	773	66,478
Forest City Enterprises Inc. Class A	4,772	338,812
Hersha Hospitality Trust	2,091	19,948
HouseValues Inc. (2)	817	14,771
Jones Lang LaSalle Inc. (2)	5,245	231,986
One Liberty Properties Inc.	700	14,497
St. Joe Co. (The) (1)	11,237	916,265
Tarragon Corp. (1) (2)	1,811	45,728
Trammell Crow Co. (1) (2)	4,558	110,486
United Capital Corp. (2)	367	9,524
ZipRealty Inc. (1) (2)	680	8,731

		2,231,023

REAL ESTATE INVESTMENT TRUSTS—2.23%
Aames Investment Corp.	5,615	54,578
Acadia Realty Trust	4,220	78,703
Affordable Residential Communities Inc. (1)	3,392	45,283
Alexander’s Inc. (2)	299	74,376
Alexandria Real Estate Equities Inc. (1)	3,253	238,933
AMB Property Corp.	12,663	549,954
American Campus Communities Inc.	1,925	43,659

American Financial Realty Trust (1)	18,361	282,392
American Home Mortgage Investment Corp.	5,268	184,169
AMLI Residential Properties Trust (1)	3,847	120,257
Annaly Mortgage Management Inc. (1)	18,104	324,605
Anthracite Capital Inc.	8,171	96,826
Anworth Mortgage Asset Corp.	6,810	67,010
Apartment Investment & Management Co. Class A	14,340	586,793
Arbor Realty Trust Inc.	1,244	35,703
Archstone-Smith Trust	29,699	1,146,975
Arden Realty Group Inc.	10,034	361,023
Ashford Hospitality Trust Inc.	4,446	48,017
AvalonBay Communities Inc. (1)	10,941	884,033
Bedford Property Investors Inc.	2,332	53,683
Bimini Mortgage Management Inc. Class A	3,239	45,670
BioMed Realty Trust Inc.	4,973	118,606
Boston Properties Inc. (1)	16,417	1,149,190
Boykin Lodging Co. (2)	1,923	25,768
Brandywine Realty Trust	8,065	247,192
BRE Properties Inc. Class A (1)	7,716	322,915
Camden Property Trust (1)	7,338	394,418
Capital Automotive REIT	5,777	220,508
Capital Lease Funding Inc.	3,728	40,449
CarrAmerica Realty Corp.	8,195	296,495
Catellus Development Corp.	15,544	509,843
CBL & Associates Properties Inc. (1)	6,594	284,004
Cedar Shopping Centers Inc.	3,555	52,436
CenterPoint Properties Trust (1)	7,390	312,597
Colonial Properties Trust	5,700	250,800
Commercial Net Lease Realty Inc.	7,715	157,926
Corporate Office Properties Trust (1)	5,024	147,957
Correctional Properties Trust	1,696	47,997
Cousins Properties Inc.	5,331	157,691
Crescent Real Estate Equities Co.	11,618	217,838
CRIIMI MAE Inc. (2)	1,894	41,384
CRT Properties Inc.	4,862	132,733
Developers Diversified Realty Corp. (1)	16,407	754,066
DiamondRock Hospitality Co.	2,866	32,386
Digital Realty Trust Inc.	2,400	41,712
Duke Realty Corp.	21,478	679,993
EastGroup Properties Inc. (1)	3,245	136,647
ECC Capital Corp.	8,365	55,711
Education Realty Trust Inc.	3,475	63,593
Entertainment Properties Trust	3,972	182,712
Equity Inns Inc.	8,029	106,786
Equity Lifestyle Properties Inc. (1)	2,686	106,795
Equity Office Properties Trust	61,463	2,034,425
Equity One Inc.	5,170	117,359
Equity Residential	42,733	1,573,429
Essex Property Trust Inc. (1)	3,522	292,537
Extra Space Storage Inc. (1)	4,008	57,435
Federal Realty Investment Trust (1)	7,940	468,460
FelCor Lodging Trust Inc. (1) (2)	7,420	107,442
Fieldstone Investment Corp.	7,278	104,803
First Industrial Realty Trust Inc. (1)	6,258	249,694
First Potomac Realty Trust	2,097	52,006
Gables Residential Trust	4,417	190,947
General Growth Properties Inc. (1)	27,026	1,110,498
Getty Realty Corp.	2,828	78,336
Glenborough Realty Trust Inc.	4,979	102,518
Glimcher Realty Trust (1)	5,585	154,984
Global Signal Inc.	1,984	74,698
GMH Communities Trust	4,400	60,940

Government Properties Trust Inc.	2,327	22,618
Gramercy Capital Corp.	2,173	53,152
Health Care Property Investors Inc.	20,292	548,696
Health Care REIT Inc.	7,916	298,354
Healthcare Realty Trust Inc. (1)	7,093	273,861
Heritage Property Investment Trust Inc.	4,230	148,135
Highland Hospitality Corp.	5,586	58,374
Highwoods Properties Inc.	8,035	239,122
Home Properties Inc.	4,852	208,733
HomeBanc Corp.	6,731	61,185
Hospitality Properties Trust	10,312	454,450
Host Marriott Corp.	52,637	921,148
HRPT Properties Trust	30,158	374,864
Impac Mortgage Holdings Inc. (1)	11,488	214,251
Inland Real Estate Corp.	9,453	152,004
Innkeepers USA Trust	5,873	87,743
Investors Real Estate Trust	7,056	68,161
iStar Financial Inc.	16,728	695,718
Kilroy Realty Corp. (1)	4,286	203,542
Kimco Realty Corp.	14,804	872,104
Kite Realty Group Trust	2,798	41,970
LaSalle Hotel Properties	4,392	144,102
Lexington Corporate Properties Trust	7,493	182,155
Liberty Property Trust	12,773	565,972
LTC Properties Inc.	2,432	50,342
Luminent Mortgage Capital Inc.	5,066	54,662
Macerich Co. (The)	8,823	591,582
Mack-Cali Realty Corp.	9,142	414,133
Maguire Properties Inc.	5,303	150,287
Meristar Hospitality Corp. (2)	13,064	112,350
MFA Mortgage Investments Inc.	12,188	90,801
Mid-America Apartment Communities Inc.	2,704	122,816
Mills Corp.	8,202	498,600
MortgageIT Holdings Inc.	2,374	43,326
National Health Investors Inc.	3,514	98,638
National Health Realty Inc.	589	10,961
Nationwide Health Properties Inc.	10,197	240,751
New Century Financial Corp. (1)	6,992	359,738
New Plan Excel Realty Trust Inc. (1)	15,041	408,664
Newcastle Investment Corp.	6,079	183,282
NorthStar Realty Finance Corp.	1,993	20,907
Novastar Financial Inc. (1)	4,158	162,786
Omega Healthcare Investors Inc.	7,395	95,100
Pan Pacific Retail Properties Inc.	6,112	405,715
Parkway Properties Inc.	2,217	110,872
Pennsylvania Real Estate Investment Trust (1)	5,255	249,613
Plum Creek Timber Co. Inc.	27,738	1,006,889
Post Properties Inc.	6,199	223,846
Prentiss Properties Trust	6,879	250,671
ProLogis	27,598	1,110,544
PS Business Parks Inc.	2,248	99,924
Public Storage Inc. (1)	12,488	789,866
RAIT Investment Trust (1)	3,934	117,823
Ramco-Gershenson Properties Trust	2,188	64,065
Rayonier Inc. (1)	7,438	394,437
Realty Income Corp. (1)	11,867	297,150
Reckson Associates Realty Corp.	12,226	410,182
Redwood Trust Inc.	2,726	140,662
Regency Centers Corp.	9,309	532,475
Saul Centers Inc.	1,734	63,031
Saxon Capital Inc.	7,598	129,698
Senior Housing Properties Trust	8,972	169,661
Shurgard Storage Centers Inc. Class A	6,951	319,468

Simon Property Group Inc.	25,527	1,850,452
Sizeler Property Investors Inc.	2,054	27,113
SL Green Realty Corp. (1)	6,263	403,964
Sovran Self Storage Inc.	2,455	111,604
Spirit Finance Corp.	9,621	113,047
Strategic Hotel Capital Inc.	3,990	71,820
Sun Communities Inc.	2,352	87,471
Sunstone Hotel Investors Inc.	3,867	93,813
Tanger Factory Outlet Centers Inc.	4,267	114,910
Taubman Centers Inc. (1)	7,492	255,402
Thornburg Mortgage Inc. (1)	14,725	428,939
Town & Country Trust (The) (1)	2,804	79,942
Trizec Properties Inc.	13,351	274,630
Trustreet Properties Inc. (1)	8,972	149,025
United Dominion Realty Trust Inc. (1)	20,968	504,280
Universal Health Realty Income Trust	1,818	69,284
Urstadt Biddle Properties Inc. Class A	3,441	59,598
U-Store-It Trust	4,596	87,554
Ventas Inc.	12,713	383,933
Vornado Realty Trust	16,453	1,322,821
Washington Real Estate Investment Trust (1)	6,348	198,058
Weingarten Realty Investors (1)	11,535	452,403
Winston Hotels Inc.	3,889	43,790

		44,112,886

RETAIL—6.43%
Abercrombie & Fitch Co. Class A	13,138	902,581
AC Moore Arts & Crafts Inc. (1) (2)	2,258	71,375
Advance Auto Parts Inc. (2)	10,998	709,921
Aeropostale Inc. (2)	8,561	287,650
AFC Enterprises Inc.	2,292	30,209
American Eagle Outfitters Inc.	17,543	537,693
America’s Car-Mart Inc. (1) (2)	1,480	33,315
AnnTaylor Stores Corp. (2)	11,021	267,590
Applebee’s International Inc.	12,347	327,072
Asbury Automotive Group Inc. (2)	1,419	21,867
AutoNation Inc. (2)	27,002	554,081
AutoZone Inc. (2)	8,432	779,623
Barnes & Noble Inc. (2)	8,198	318,082
Bebe Stores Inc. (1)	2,476	65,540
Bed Bath & Beyond Inc. (2)	44,426	1,856,118
Best Buy Co. Inc. (1)	40,305	2,762,908
Big 5 Sporting Goods Corp.	2,849	80,855
Big Lots Inc. (2)	17,474	231,356
BJ’s Restaurants Inc. (2)	1,984	40,355
BJ’s Wholesale Club Inc. (2)	10,597	344,297
Blair Corp.	1,185	46,808
Blockbuster Inc. (1)	27,306	249,031
Bob Evans Farms Inc. (1)	5,216	121,637
Bombay Co. Inc. (The) (1) (2)	4,722	26,915
Bon-Ton Stores Inc. (The)	740	14,319
Borders Group Inc.	10,941	276,917
Brinker International Inc. (2)	13,685	548,084
Brookstone Inc. (2)	3,035	57,301
Brown Shoe Co. Inc.	2,846	111,421
Buckle Inc. (The)	1,091	48,375
Buffalo Wild Wings Inc. (2)	1,004	31,325
Build-A-Bear Workshop Inc. (1) (2)	1,336	31,329
Burlington Coat Factory Warehouse Corp. (1)	2,890	123,230
Cabela’s Inc. Class A (1) (2)	4,165	88,964
Cache Inc. (1) (2)	1,631	27,107
California Pizza Kitchen Inc. (1) (2)	2,956	80,610
CarMax Inc. (1) (2)	15,653	417,152

Casey’s General Store Inc. (1)	7,861	155,805
Cash America International Inc.	4,212	84,745
Casual Male Retail Group Inc. (1) (2)	4,791	35,022
Cato Corp. Class A	4,398	90,819
CBRL Group Inc.	7,505	291,644
CEC Entertainment Inc. (2)	5,248	220,888
Charlotte Russe Holding Inc. (1) (2)	1,567	19,525
Charming Shoppes Inc. (1) (2)	17,307	161,474
Cheesecake Factory (The) (1) (2)	11,967	415,614
Chico’s FAS Inc. (2)	27,265	934,644
Children’s Place Retail Stores Inc. (The) (1) (2)	2,958	138,050
Christopher & Banks Corp. (1)	5,841	106,657
Circuit City Stores Inc. (1)	28,400	491,036
Citi Trends Inc. (2)	635	11,481
CKE Restaurants Inc. (1)	7,868	109,523
Claire’s Stores Inc.	13,296	319,769
Coldwater Creek Inc. (1) (2)	5,260	131,027
Conn’s Inc. (2)	1,230	30,098
Copart Inc. (2)	10,292	244,950
Cost Plus Inc. (1) (2)	3,306	82,452
Costco Wholesale Corp.	71,206	3,191,453
CSK Auto Corp. (1) (2)	6,750	112,590
CVS Corp.	120,868	3,513,633
Darden Restaurants Inc.	24,036	792,707
Dave & Buster’s Inc. (1) (2)	1,844	34,003
Deb Shops Inc.	608	17,614
Denny’s Corp. (2)	11,480	57,400
Design Within Reach Inc. (2)	1,291	23,367
Dick’s Sporting Goods Inc. (2)	4,953	191,136
Dillard’s Inc. Class A (1)	9,693	227,010
Dollar General Corp.	48,656	990,636
Dollar Tree Stores Inc. (2)	16,857	404,568
Domino’s Pizza Inc. (1)	4,352	96,876
Dress Barn Inc. (1) (2)	2,947	66,691
Electronics Boutique Holdings Corp. (2)	1,810	114,917
Family Dollar Stores Inc.	24,574	641,381
Federated Department Stores Inc.	25,335	1,856,549
Finish Line Inc. (The)	5,700	107,844
Foot Locker Inc.	23,683	644,651
Fred’s Inc. (1)	6,184	102,531
GameStop Corp. Class B (2)	6,464	193,274
Gap Inc. (The)	89,983	1,777,164
Genesco Inc. (1) (2)	3,368	124,919
Goody’s Family Clothing Inc.	2,965	21,867
Group 1 Automotive Inc. (2)	2,909	69,932
Guitar Center Inc. (1) (2)	3,999	233,422
Haverty Furniture Companies Inc.	2,735	40,423
Hibbet Sporting Goods Inc. (2)	3,656	138,343
Home Depot Inc.	323,241	12,574,075
Hot Topic Inc. (1) (2)	6,728	128,639
IHOP Corp. (1)	2,981	129,346
Insight Enterprises Inc. (1) (2)	7,574	152,843
Jack in the Box Inc. (2)	5,680	215,386
Jill (J.) Group Inc. (The) (1) (2)	2,833	38,954
Jo-Ann Stores Inc. (1) (2)	3,011	79,460
Joseph A. Bank Clothiers Inc. (1) (2)	1,795	77,724
Kenneth Cole Productions Inc. Class A	1,155	35,944
Kohl’s Corp. (2)	45,687	2,554,360
Krispy Kreme Doughnuts Inc. (1) (2)	8,798	61,234
Landry’s Restaurants Inc. (1)	2,508	75,466
Limited Brands Inc.	52,596	1,126,606
Linens ’n Things Inc. (2)	6,929	163,940
Lithia Motors Inc. Class A (1)	2,151	62,056

Lone Star Steakhouse & Saloon Inc.	2,259	68,696
Longs Drug Stores Corp. (1)	4,490	193,295
Lowe’s Companies Inc.	116,126	6,760,856
Luby’s Inc. (2)	2,523	30,150
MarineMax Inc. (1) (2)	1,852	57,875
May Department Stores Co. (The)	44,201	1,775,112
McCormick & Schmick’s Seafood Restaurants Inc. (2)	662	10,453
McDonald’s Corp.	190,189	5,277,745
Men’s Wearhouse Inc. (The) (2)	7,317	251,924
Michaels Stores Inc.	20,870	863,392
Movado Group Inc.	2,192	41,385
Movie Gallery Inc. (1)	3,581	94,646
MSC Industrial Direct Co. Inc. Class A	6,662	224,843
Neiman-Marcus Group Inc. Class A	6,410	621,257
New York & Co. Inc. (2)	1,558	32,811
99 Cents Only Stores (1) (2)	7,382	93,825
Nordstrom Inc.	16,497	1,121,301
Nu Skin Enterprises Inc. Class A (1)	8,161	190,151
O’Charley’s Inc. (2)	3,321	58,649
Office Depot Inc. (2)	47,821	1,092,232
OfficeMax Inc.	10,617	316,068
O’Reilly Automotive Inc. (1) (2)	14,984	446,673
Outback Steakhouse Inc. (1)	9,665	437,245
P.F. Chang’s China Bistro Inc. (1) (2)	3,959	233,502
Pacific Sunwear of California Inc. (2)	11,689	268,730
Panera Bread Co. Class A (2)	4,228	262,495
Pantry Inc. (The) (2)	2,311	89,505
Papa John’s International Inc. (1) (2)	1,698	67,869
Party City Corp. (2)	1,821	21,852
Payless ShoeSource Inc. (2)	10,527	202,118
Penney (J.C.) Co. Inc. (Holding Co.)	36,396	1,913,702
Pep Boys-Manny, Moe & Jack Inc. (1)	8,696	117,744
PETCO Animal Supplies Inc. (2)	8,323	244,030
PETsMART Inc.	21,917	665,181
Pier 1 Imports Inc. (1)	13,395	190,075
RadioShack Corp.	23,996	555,987
Rare Hospitality International Inc. (1) (2)	5,152	156,981
Red Robin Gourmet Burgers Inc. (1) (2)	1,794	111,192
Regis Corp. (1)	6,830	266,916
Restoration Hardware Inc. (2)	3,269	26,740
Retail Ventures Inc. (1) (2)	2,563	34,959
Rite Aid Corp. (2)	75,837	316,999
Ross Stores Inc. (1)	22,581	652,817
Ruby Tuesday Inc.	10,043	260,114
Rush Enterprises Inc. Class A (2)	2,419	32,269
Ryan’s Restaurant Group Inc. (2)	6,358	89,076
Saks Inc. (2)	19,124	362,782
School Specialty Inc. (1) (2)	3,489	162,239
Sears Holdings Corp. (2)	14,932	2,237,859
Select Comfort Corp. (1) (2)	5,271	112,958
7-Eleven Inc. (2)	3,955	119,599
Sharper Image Corp. (1) (2)	1,693	21,552
Shoe Carnival Inc. (2)	994	21,629
ShopKo Stores Inc. (2)	4,201	102,126
Smart & Final Inc. (2)	1,769	21,670
Sonic Automotive Inc.	3,932	83,594
Sonic Corp. (2)	9,155	279,502
Sports Authority Inc. (The) (2)	3,302	105,004
Stage Stores Inc. (2)	2,728	118,941
Staples Inc.	111,043	2,367,437
Starbucks Corp. (2)	58,640	3,029,342
Steak n Shake Co. (The) (2)	3,495	65,077

Stein Mart Inc.	3,640	80,080
Syms Corp.	718	10,547
Systemax Inc. (1) (2)	1,026	6,895
Talbots Inc. (The) (1)	2,842	92,280
Target Corp.	132,762	7,223,580
TBC Corp. (2)	2,844	77,158
Texas Roadhouse Inc. Class A (1) (2)	2,868	99,663
Tiffany & Co.	22,177	726,519
TJX Companies Inc.	72,691	1,770,026
Too Inc. (1) (2)	5,108	119,374
Toys R Us Inc. (2)	32,496	860,494
Tractor Supply Co. (1) (2)	4,758	233,618
Trans World Entertainment Corp. (2)	2,933	34,697
Triarc Companies Inc. Class B (1)	5,311	78,921
Tuesday Morning Corp. (1)	4,042	127,404
United Auto Group Inc.	3,696	110,141
Urban Outfitters Inc. (2)	7,886	447,057
Walgreen Co.	153,294	7,049,991
Wal-Mart Stores Inc.	376,964	18,169,665
Wendy’s International Inc.	17,344	826,442
West Marine Inc. (1) (2)	2,199	39,714
Wet Seal Inc. Class A (2)	4,849	32,900
Williams-Sonoma Inc. (2)	17,020	673,481
Wilsons The Leather Experts Inc. (2)	1,546	10,265
World Fuel Services Corp.	3,525	82,520
Yum! Brands Inc.	43,705	2,276,156
Zale Corp. (1) (2)	8,048	255,041
Zumiez Inc. (2)	352	10,261

		127,438,808

SAVINGS & LOANS—0.82%
Anchor BanCorp Wisconsin Inc.	2,880	87,149
Astoria Financial Corp.	15,359	437,271
Bank Mutual Corp. (1)	9,325	103,134
BankAtlantic Bancorp Inc. Class A (1)	6,244	118,324
BankUnited Financial Corp. Class A	3,952	106,862
Berkshire Hills Bancorp Inc.	744	24,790
Beverly Hills Bancorp Inc.	2,272	24,878
BFC Financial Corp. Class A (2)	2,507	21,385
Brookline Bancorp Inc. (1)	8,835	143,657
Capitol Federal Financial (1)	3,279	113,060
Charter Financial Corp. (1)	508	17,750
Clifton Savings Bancorp Inc.	1,616	17,065
Commercial Capital Bancorp Inc.	6,036	100,862
Commercial Federal Corp.	5,700	191,976
Dime Community Bancshares (1)	5,080	77,216
Downey Financial Corp.	2,915	213,378
Fidelity Bankshares Inc.	3,366	89,266
First Defiance Financial Corp. (1)	728	19,430
First Financial Holdings Inc. (1)	1,796	53,718
First Niagara Financial Group Inc. (1)	18,043	263,067
First Place Financial Corp.	1,810	36,363
FirstFed Financial Corp. (2)	2,488	148,310
Flagstar Bancorp Inc. (1)	4,608	87,229
Flushing Financial Corp.	2,507	46,129
Franklin Bank Corp. (Texas) (2)	2,512	47,125
Golden West Financial Corp.	37,950	2,443,221
Harbor Florida Bancshares Inc. (1)	3,043	113,930
Horizon Financial Corp.	1,773	39,361
Hudson City Bancorp Inc.	89,350	1,019,483
Independence Community Bank Corp.	12,706	469,233
ITLA Capital Corp. (2)	819	44,144
Kearny Financial Corp. (2)	3,141	37,064

MAF Bancorp Inc. (1)	4,615	196,737
NASB Financial Inc. (1)	431	18,899
New York Community Bancorp Inc. (1)	40,070	726,068
Northwest Bancorp Inc.	3,005	63,886
OceanFirst Financial Corp.	1,153	25,954
Ocwen Financial Corp. (1) (2)	5,859	39,607
Partners Trust Financial Group Inc. (1)	6,574	70,210
PennFed Financial Services Inc.	1,264	21,336
People’s Bank	8,940	270,346
PFF Bancorp Inc.	2,715	82,237
Provident Financial Holdings Inc.	971	27,295
Provident Financial Services Inc.	10,525	184,924
Provident New York Bancorp	7,268	88,015
Rockville Financial Inc. (2)	881	10,766
Sound Federal Bancorp Inc.	1,102	17,808
Sovereign Bancorp Inc.	55,430	1,238,306
Sterling Financial Corp. (Washington) (1) (2)	3,603	134,752
TierOne Corp.	2,867	77,782
United Community Financial Corp.	4,108	44,942
Washington Federal Inc.	13,210	310,699
Washington Mutual Inc.	130,743	5,319,933
Webster Financial Corp.	7,939	370,672
Westfield Financial Inc.	538	13,041
WSFS Financial Corp.	980	53,616

		16,163,661

SEMICONDUCTORS—3.17%
Actel Corp. (2)	3,515	48,859
Advanced Micro Devices Inc. (2)	59,653	1,034,383
Agere Systems Inc. (2)	26,316	315,792
Altera Corp. (2)	56,286	1,115,589
AMIS Holdings Inc. (2)	5,850	78,039
Amkor Technology Inc. (2)	14,327	64,472
Analog Devices Inc.	55,851	2,083,801
Applied Materials Inc.	250,534	4,053,640
Applied Micro Circuits Corp. (1) (2)	46,359	118,679
Asyst Technologies Inc. (2)	6,476	28,883
Atmel Corp. (2)	64,817	153,616
ATMI Inc. (1) (2)	5,774	167,504
August Technology Corp. (1) (2)	2,235	26,038
Axcelis Technologies Inc. (2)	15,596	106,989
Broadcom Corp. Class A (2)	41,110	1,459,816
Brooks Automation Inc. (1) (2)	6,841	101,589
Cirrus Logic Inc. (2)	13,250	70,358
Cohu Inc.	3,389	67,949
Conexant Systems Inc. (2)	68,778	110,733
Credence Systems Corp. (1) (2)	14,259	129,044
Cree Inc. (1) (2)	11,157	284,169
Cypress Semiconductor Corp. (1) (2)	19,726	248,350
Diodes Inc. (1) (2)	1,184	36,941
DSP Group Inc. (2)	4,622	110,327
EMCORE Corp. (2)	3,469	14,327
Emulex Corp. (1) (2)	12,756	232,925
Entegris Inc. (1) (2)	8,061	79,804
Exar Corp. (2)	6,306	93,896
Fairchild Semiconductor International Inc. Class A (2)	18,431	271,857
FormFactor Inc. (1) (2)	4,403	116,327
Freescale Semiconductor Inc. Class B (2)	59,368	1,257,414
Genesis Microchip Inc. (2)	4,592	84,768
Helix Technology Corp. (1)	4,056	53,864
Integrated Circuit Systems Inc. (2)	10,805	223,015
Integrated Device Technology Inc. (2)	15,710	168,883

Integrated Silicon Solution Inc. (1) (2)	5,574	41,303
Intel Corp.	923,653	24,070,397
International Rectifier Corp. (1) (2)	9,937	474,194
Intersil Corp. Class A	22,759	427,186
IXYS Corp. (2)	2,983	42,299
KLA-Tencor Corp.	29,727	1,299,070
Kopin Corp. (1) (2)	10,951	55,850
Kulicke & Soffa Industries Inc. (1) (2)	8,050	63,676
Lam Research Corp. (2)	20,341	588,669
Lattice Semiconductor Corp. (1) (2)	17,988	79,867
Leadis Technology Inc. (2)	2,402	19,336
Linear Technology Corp.	46,279	1,697,977
LSI Logic Corp. (2)	58,492	496,597
LTX Corp. (2)	8,713	43,216
Mattson Technology Inc. (2)	5,908	42,301
Maxim Integrated Products Inc.	49,073	1,875,079
MEMC Electronic Materials Inc. (2)	20,092	316,851
Micrel Inc. (2)	9,864	113,633
Microchip Technology Inc.	31,818	942,449
Micron Technology Inc. (2)	88,188	900,399
Microsemi Corp. (1) (2)	9,136	171,757
Microtune Inc. (2)	7,738	38,806
MKS Instruments Inc. (1) (2)	4,632	78,234
Monolithic Power Systems Inc. (1) (2)	1,983	17,609
Mykrolis Corp. (2)	6,548	93,047
National Semiconductor Corp.	53,123	1,170,300
NetLogic Microsystems Inc. (2)	1,042	18,475
Novellus Systems Inc.	19,822	489,802
NVIDIA Corp. (1) (2)	25,402	678,741
OmniVision Technologies Inc. (1) (2)	8,681	117,975
ON Semiconductor Corp. (1) (2)	19,523	89,806
Pericom Semiconductor Corp. (2)	3,468	28,230
Photronics Inc. (1) (2)	5,169	120,644
Pixelworks Inc. (2)	5,993	51,420
PMC-Sierra Inc. (2)	26,497	247,217
PortalPlayer Inc. (1) (2)	1,842	38,350
Power Integrations Inc. (2)	4,410	95,124
QLogic Corp. (2)	14,318	441,997
Rambus Inc. (1) (2)	14,233	190,438
Rudolph Technologies Inc. (2)	1,655	23,716
Semitool Inc. (1) (2)	2,819	26,893
Semtech Corp. (1) (2)	11,519	191,791
SigmaTel Inc. (1) (2)	4,899	84,067
Silicon Image Inc. (2)	12,124	124,392
Silicon Laboratories Inc. (1) (2)	5,717	149,843
SiRF Technology Holdings Inc. (2)	4,703	83,149
Skyworks Solutions Inc. (1) (2)	23,516	173,313
Standard Microsystems Corp. (2)	2,978	69,626
Supertex Inc. (2)	1,648	29,104
Teradyne Inc. (1) (2)	29,703	355,545
Tessera Technologies Inc. (1) (2)	6,299	210,450
Texas Instruments Inc.	249,212	6,995,381
TranSwitch Corp. (2)	11,598	23,776
TriQuint Semiconductor Inc. (2)	20,851	69,434
Ultratech Inc. (1) (2)	3,348	61,268
Varian Semiconductor Equipment Associates Inc. (2)	5,654	209,198
Veeco Instruments Inc. (1) (2)	3,577	58,234
Virage Logic Corp. (2)	1,159	11,938
Vitesse Semiconductor Corp. (1) (2)	32,284	67,474
Volterra Semiconductor Corp. (1) (2)	1,678	24,985
Xilinx Inc.	52,548	1,339,974
Zoran Corp. (2)	6,345	84,325

		62,848,837

SOFTWARE—3.88%
Activision Inc. (2)	27,884	460,644
Acxiom Corp.	12,697	265,113
Adobe Systems Inc.	72,654	2,079,357
Advent Software Inc. (2)	3,430	69,492
Allscripts Healthcare Solutions Inc. (1) (2)	4,518	75,044
Altiris Inc. (1) (2)	3,288	48,268
American Reprographics Co. (2)	1,898	30,539
AMICAS Inc. (2)	4,566	20,684
ANSYS Inc. (2)	4,608	163,630
Aspen Technology Inc. (2)	5,255	27,326
Atari Inc. (2)	5,351	14,876
Autodesk Inc.	34,649	1,190,886
Automatic Data Processing Inc.	87,698	3,680,685
Avid Technology Inc. (2)	5,228	278,548
BEA Systems Inc. (2)	55,095	483,734
Blackbaud Inc.	1,149	15,512
Blackboard Inc. (2)	2,286	54,681
BMC Software Inc. (2)	33,660	604,197
Borland Software Corp. (2)	12,377	84,906
CCC Information Services Group Inc. (2)	1,025	24,549
Cerner Corp. (1) (2)	4,229	287,445
Certegy Inc.	9,009	344,324
Citrix Systems Inc. (2)	25,649	555,557
Computer Associates International Inc.	70,203	1,929,178
Computer Programs & Systems Inc.	879	32,760
Compuware Corp. (2)	58,550	420,975
Concur Technologies Inc. (2)	3,636	38,287
CSG Systems International Inc. (2)	8,012	152,068
Dendrite International Inc. (2)	5,366	74,051
Digi International Inc. (2)	3,539	41,973
Dun & Bradstreet Corp. (2)	10,507	647,757
Eclipsys Corp. (2)	5,248	73,839
eFunds Corp. (2)	6,666	119,921
Electronic Arts Inc. (2)	45,872	2,596,814
Emageon Inc. (2)	1,537	21,533
Epicor Software Corp. (1) (2)	7,260	95,832
EPIQ Systems Inc. (1) (2)	2,146	35,109
Fair Isaac Corp. (1)	10,584	386,316
FalconStor Software Inc. (1) (2)	4,236	27,661
FileNET Corp. (2)	6,406	161,047
First Data Corp. (1)	116,911	4,692,808
Fiserv Inc. (1) (2)	29,060	1,248,127
Global Payments Inc.	4,765	323,067
Hyperion Solutions Corp. (1) (2)	5,836	234,841
IDX Systems Corp. (1) (2)	3,130	94,338
IMS Health Inc.	34,707	859,692
Infocrossing Inc. (1) (2)	2,649	33,033
Informatica Corp. (1) (2)	13,455	112,887
infoUSA Inc.	4,543	53,153
InPhonic Inc. (1) (2)	1,148	17,656
Inter-Tel Inc.	2,966	55,197
InterVideo Inc. (2)	961	13,819
Intuit Inc. (2)	25,069	1,130,863
iVillage Inc. (2)	5,183	30,994
JDA Software Group Inc. (2)	4,129	46,988
Jupitermedia Corp. (1) (2)	2,534	43,407
Keane Inc. (1) (2)	7,595	104,052
Lawson Software Inc. (1) (2)	9,123	46,983
Majesco Holdings Inc. (2)	1,288	8,424
ManTech International Corp. Class A (2)	2,772	86,043

MapInfo Corp. (1) (2)	3,357	35,282
Mercury Interactive Corp. (1) (2)	12,741	488,745
Micromuse Inc. (2)	10,905	61,722
Microsoft Corp.	1,385,136	34,406,778
MicroStrategy Inc. Class A (1) (2)	2,262	119,976
Midway Games Inc. (1) (2)	4,479	49,090
MRO Software Inc. (2)	2,818	41,171
NAVTEQ Corp. (2)	13,147	488,805
NDCHealth Corp. (1)	5,162	92,761
NetIQ Corp. (2)	8,554	97,088
Niku Corp. (2)	958	19,859
Novell Inc. (1) (2)	58,881	365,062
Open Solutions Inc. (1) (2)	2,119	43,037
Oracle Corp. (2)	567,345	7,488,954
Packeteer Inc. (2)	5,209	73,447
Parametric Technology Corp. (2)	41,424	264,285
PDF Solutions Inc. (2)	1,912	25,085
Pegasystems Inc. (1) (2)	2,718	16,036
Per-Se Technologies Inc. (1) (2)	3,034	63,775
Pinnacle Systems Inc. (2)	10,253	56,392
Pixar Inc. (2)	7,789	389,839
Progress Software Corp. (2)	5,263	158,679
QAD Inc. (1)	1,853	14,268
Quality Systems Inc.	1,124	53,255
Quest Software Inc. (2)	8,889	121,157
Red Hat Inc. (1) (2)	25,694	336,591
Renaissance Learning Inc.	923	18,737
Salesforce.com Inc. (2)	9,758	199,844
ScanSoft Inc. (1) (2)	11,073	41,856
Schawk Inc.	1,681	42,025
SeaChange International Inc. (2)	3,376	23,700
SEI Investments Co.	9,662	360,876
SERENA Software Inc. (2)	3,529	68,110
Siebel Systems Inc.	76,180	678,002
SPSS Inc. (1) (2)	2,214	42,531
SS&C Technologies Inc.	2,214	70,140
SSA Global Technologies Inc. (2)	883	10,596
Sybase Inc. (2)	13,357	245,101
SYNNEX Corp. (2)	690	12,082
Take-Two Interactive Software Inc. (1) (2)	10,915	277,787
THQ Inc. (1) (2)	5,654	165,493
Total System Services Inc.	5,709	137,587
TradeStation Group Inc. (1) (2)	3,479	29,850
Transaction Systems Architects Inc. Class A (2)	5,766	142,017
Trident Microsystems Inc. (1) (2)	3,065	69,545
Ulticom Inc. (2)	1,687	17,899
VeriFone Holdings Inc. (2)	3,123	50,749
Verint Systems Inc. (2)	1,613	51,874
Veritas Software Corp. (2)	64,714	1,579,022
Wind River Systems Inc. (2)	10,522	164,985
Witness Systems Inc. (2)	3,506	63,914

		76,886,951

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	2,221	76,580

		76,580

TELECOMMUNICATION EQUIPMENT—0.01%
Endwave Corp. (1) (2)	820	39,032
Glenayre Technologies Inc. (2)	7,581	28,580
Novatel Wireless Inc. (1) (2)	3,563	44,431

		112,043

TELECOMMUNICATIONS—5.57%
Adaptec Inc. (2)	16,847	65,366
ADC Telecommunications Inc. (2)	17,336	377,405
ADTRAN Inc.	9,460	234,513
Aeroflex Inc. (2)	9,742	81,833
Airspan Networks Inc. (2)	2,830	15,707
Alamosa Holdings Inc. (1) (2)	19,192	266,769
Alaska Communications Systems Group Inc.	1,938	19,206
Alltel Corp.	45,579	2,838,660
American Tower Corp. Class A (2)	34,023	715,163
Anaren Inc. (2)	2,518	33,112
Andrew Corp. (2)	24,286	309,889
Anixter International Inc. (2)	4,440	165,035
Applied Signal Technology Inc. (1)	1,586	30,197
Arris Group Inc. (2)	13,779	120,015
Aspect Communications Corp. (2)	5,726	64,303
AT&T Corp.	120,814	2,300,299
Atheros Communications Inc. (2)	4,107	33,102
Audiovox Corp. Class A (2)	2,838	43,989
Avaya Inc. (2)	70,263	584,588
BellSouth Corp.	274,499	7,293,438
Black Box Corp. (1)	2,403	85,066
Broadwing Corp. (1) (2)	7,959	36,771
C-COR Inc. (1) (2)	6,961	47,683
Centennial Communications Corp. (2)	2,635	36,574
CenturyTel Inc.	19,841	687,094
CIENA Corp. (2)	84,245	176,072
Cincinnati Bell Inc. (2)	35,742	153,691
Cisco Systems Inc. (2)	967,431	18,487,606
Citizens Communications Co.	51,382	690,574
Commonwealth Telephone Enterprises Inc.	3,321	139,183
CommScope Inc. (2)	8,149	141,874
Comtech Telecommunications Corp. (1) (2)	3,130	102,132
Comverse Technology Inc. (2)	29,912	707,419
Corning Inc. (2)	212,188	3,526,565
Crown Castle International Corp. (2)	32,291	656,153
CT Communications Inc.	2,383	31,098
Ditech Communications Corp. (2)	4,420	28,686
Dobson Communications Corp. Class A (1) (2)	14,912	63,525
Essex Corp. (2)	2,159	49,398
Extreme Networks Inc. (2)	17,134	70,249
FairPoint Communications Inc.	3,670	59,271
Finisar Corp. (1) (2)	26,758	28,096
Foundry Networks Inc. (1) (2)	18,415	158,921
General Communication Inc. Class A (2)	7,317	72,219
GlobeTel Communications Corp. (2)	6,416	17,901
Golden Telecom Inc. (1)	2,903	89,064
Harmonic Inc. (2)	10,849	52,401
Harris Corp.	20,332	634,562
Hungarian Telephone and Cable Corp. (2)	558	9,598
Hypercom Corp. (2)	6,985	45,193
IDT Corp. Class B (1) (2)	9,198	121,046
InterDigital Communications Corp. (1) (2)	8,576	150,080
Intrado Inc. (1) (2)	2,237	33,466
Iowa Telecommunications Services Inc.	2,913	54,619
Ixia (2)	4,440	86,314
JAMDAT Mobile Inc. (1) (2)	1,471	40,717
JDS Uniphase Corp. (2)	211,056	320,805
Juniper Networks Inc. (2)	81,125	2,042,727
Level 3 Communications Inc. (1) (2)	104,202	211,530
Lucent Technologies Inc. (2)	659,309	1,918,589
MasTec Inc. (2)	3,555	31,284
MCI Inc.	41,695	1,071,978

Motorola Inc.	366,124	6,685,424
MRV Communications Inc. (1) (2)	17,135	37,183
NETGEAR Inc. (2)	4,282	79,645
Newport Corp. (1) (2)	6,807	94,345
Nextel Communications Inc. Class A (2)	163,590	5,285,593
Nextel Partners Inc. Class A (2)	22,445	564,941
NII Holdings Inc. Class B (2)	8,732	558,324
North Pittsburgh Systems Inc.	2,364	46,240
NTL Inc. (2)	11,002	752,757
Oplink Communications Inc. (2)	18,018	30,811
Optical Communication Products Inc. (2)	1,875	3,563
PanAmSat Holding Corp.	7,011	143,796
Plantronics Inc.	7,347	267,137
Polycom Inc. (2)	15,029	224,082
Powerwave Technologies Inc. (1) (2)	16,325	166,842
Preformed Line Products Co.	255	10,404
Premiere Global Services Inc. (2)	9,046	102,129
Price Communications Corp. (1) (2)	5,897	102,018
QUALCOMM Inc.	244,818	8,081,442
Qwest Communications International Inc. (2)	226,065	838,701
RCN Corp. (2)	3,020	69,732
RF Micro Devices Inc. (1) (2)	28,852	156,666
SafeNet Inc. (1) (2)	3,630	123,638
SBA Communications Corp. (2)	10,263	138,551
SBC Communications Inc.	494,689	11,748,864
Scientific-Atlanta Inc.	23,168	770,799
Shenandoah Telecommunications Co. (1)	1,103	43,844
Sonus Networks Inc. (2)	35,216	168,332
SpectraLink Corp. (1)	3,118	32,801
SpectraSite Inc. (2)	6,888	512,674
Sprint Corp. (FON Group)	209,421	5,254,373
SureWest Communications (1)	2,401	61,586
Sycamore Networks Inc. (2)	26,423	91,159
Symmetricom Inc. (1) (2)	6,200	64,294
Syniverse Holdings Inc. (2)	2,534	35,476
TALK America Holdings Inc. (1) (2)	3,923	39,269
Tekelec (1) (2)	8,204	137,827
Telephone & Data Systems Inc. (1)	16,025	653,980
Telewest Global Inc. (2)	36,216	825,000
Telkonet Inc. (2)	3,425	16,885
Tellabs Inc. (2)	69,257	602,536
Terayon Communication Systems Inc. (2)	9,882	30,535
3Com Corp. (1) (2)	59,359	216,067
Time Warner Telecom Inc. Class A (1) (2)	8,215	48,633
UbiquiTel Inc. (1) (2)	11,164	91,098
United States Cellular Corp. (2)	2,301	114,912
US Unwired Inc. (2)	17,728	103,177
USA Mobility Inc. (2)	3,811	111,891
UTStarcom Inc. (1) (2)	13,412	100,456
Valor Communications Group Inc.	4,349	60,016
Verizon Communications Inc.	414,291	14,313,754
Viasat Inc. (1) (2)	3,326	67,618
Westell Technologies Inc. Class A (2)	7,331	43,839
Western Wireless Corp. Class A (2)	12,597	532,853
Wireless Facilities Inc. (1) (2)	7,512	47,551
Zhone Technologies Inc. (1) (2)	6,295	21,088

		110,287,534

TEXTILES—0.08%
Angelica Corp.	1,193	29,240
Cintas Corp.	20,755	801,143
Dixie Group Inc. (2)	1,065	18,755
G&K Services Inc. Class A	2,745	103,569

Innovo Group Inc. (2)	2,393	5,121
Mohawk Industries Inc. (2)	7,925	653,813
UniFirst Corp.	1,205	48,851
Weyco Group Inc.	639	12,592

		1,673,084

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	23,765	494,074
Jakks Pacific Inc. (1) (2)	4,025	77,320
LeapFrog Enterprises Inc. (1) (2)	3,883	43,878
Marvel Enterprises Inc. (1) (2)	11,029	217,492
Mattel Inc. (1)	62,620	1,145,946
RC2 Corp. (2)	2,517	94,564
Topps Co. (The)	5,773	57,903

		2,131,177

TRANSPORTATION—1.28%
ABX Air Inc. (2)	7,596	61,907
Alexander & Baldwin Inc.	6,378	295,620
Arkansas Best Corp. (1)	3,328	105,864
Burlington Northern Santa Fe Corp.	56,425	2,656,489
CH Robinson Worldwide Inc. (1)	13,083	761,431
CNF Inc. (1)	7,675	344,608
Covenant Transport Inc. Class A (1) (2)	1,151	15,193
CSX Corp.	32,551	1,388,626
Dynamex Inc. (2)	1,190	20,278
EGL Inc. (1) (2)	6,438	130,820
Expeditors International Washington Inc. (1)	16,064	800,148
FedEx Corp.	45,362	3,674,776
Florida East Coast Industries Inc.	4,628	200,392
Forward Air Corp.	5,058	142,990
Frozen Food Express Industries Inc. (2)	1,323	14,976
Genesee & Wyoming Inc. Class A (2)	3,150	85,712
GulfMark Offshore Inc. (2)	2,325	63,496
Heartland Express Inc.	6,856	133,212
Hub Group Inc. Class A (2)	2,182	54,659
Hunt (J.B.) Transport Services Inc. (1)	17,198	331,921
Kansas City Southern Industries Inc. (1) (2)	12,569	253,642
Kirby Corp. (2)	3,310	149,281
Knight Transportation Inc. (1)	5,367	130,579
Laidlaw International Inc. (2)	15,607	376,129
Landstar System Inc. (2)	9,042	272,345
Maritrans Inc.	919	24,859
Marten Transport Ltd. (2)	1,090	22,879
Norfolk Southern Corp.	60,152	1,862,306
Offshore Logistics Inc. (1) (2)	3,224	105,876
Old Dominion Freight Line Inc. (2)	2,383	63,936
Overnite Corp.	4,165	179,012
Overseas Shipholding Group Inc.	4,140	246,951
P.A.M. Transportation Services Inc. (2)	1,114	18,726
Pacer International Inc. (2)	5,172	112,698
RailAmerica Inc. (2)	5,692	67,735
Ryder System Inc.	9,993	365,744
SCS Transportation Inc. (2)	2,263	40,281
Seabulk International Inc. (2)	1,071	22,759
SIRVA Inc. (2)	2,812	23,930
Swift Transportation Co. Inc. (1) (2)	6,728	156,695
U.S. Xpress Enterprises Inc. Class A (2)	1,016	12,101
Union Pacific Corp.	39,431	2,555,129
United Parcel Service Inc. Class B	91,639	6,337,753
Universal Truckload Services Inc. (2)	714	12,059
USA Truck Inc. (2)	421	10,420
Werner Enterprises Inc.	7,462	146,554

Yellow Roadway Corp. (2)	8,694	441,655

		25,295,152

TRUCKING & LEASING—0.02%
AMERCO	1,512	80,968
GATX Corp. (1)	7,150	246,675
Greenbrier Companies Inc. (The)	996	26,992
Interpool Inc.	785	16,783

		371,418

WATER—0.04%
American States Water Co.	2,452	72,015
Aqua America Inc. (1)	14,248	423,736
California Water Service Group (1)	2,747	103,122
Connecticut Water Service Inc.	1,194	29,838
Middlesex Water Co. (1)	1,661	32,257
PICO Holdings Inc. (2)	1,322	39,343
SJW Corp.	1,058	49,737
Southwest Water Co. (1)	2,954	34,946

		784,994

TOTAL COMMON STOCKS (Cost: $1,958,819,195)		1,978,681,455

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.46%
COMMERCIAL PAPER (4)—2.01%
Alpine Securitization Corp.
3.29%, 08/08/05	$210,154	209,421
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (5)	1,411,998	1,409,145
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (5)	3,222,364	3,216,297
ANZ National Bank Ltd.
2.94%, 08/15/05 (5)	350,257	348,972
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	1,332,693	1,330,447
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	700,514	699,907
Bryant Park Funding LLC
3.10%, 07/06/05 (5)	270,496	270,380
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (5)	252,227	251,962
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (5)	700,514	699,272
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (5)	877,127	875,760
Charta LLC
3.31%, 08/11/05 (5)	1,050,771	1,046,810
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (5)	658,483	657,936
Dexia Delaware LLC
3.04%, 07/01/05	928,881	928,881
Edison Asset Securitization LLC
3.12%, 09/06/05 (5)	525,385	522,335
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (5)	1,158,979	1,154,134

Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (5)	1,858,092	1,854,884
Ford Credit Floorplan Motown
3.33%, 08/08/05 (5)	140,103	139,610
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	758,713	757,451
General Electric Capital Corp.
2.74%, 07/07/05	350,257	350,097
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	665,488	664,589
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (5)	2,332,711	2,322,851
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (5)	2,118,963	2,115,836
Liberty Street Funding Corp.
3.05%, 07/01/05 (5)	350,257	350,257
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (5)	1,025,118	1,024,206
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	1,337,981	1,336,363
Nordea North America Inc.
2.74%, 07/11/05	350,257	349,990
Park Avenue Receivables Corp.
3.25%, 07/22/05 (5)	1,394,023	1,391,383
Park Granada LLC
3.08% - 3.09%, 07/01/05 (5)	350,537	350,537
Polonius Inc.
3.15%, 07/11/05 (5)	490,360	489,931
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (5)	2,278,554	2,277,063
Santander Central Hispano
2.75%, 07/08/05	875,642	875,175
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (5)	1,253,142	1,250,696
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (5)	2,547,769	2,540,910
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (5)	2,280,866	2,278,473
Three Pillars Funding Corp.
3.30%, 07/28/05	101,862	101,610
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (5)	1,366,002	1,366,002
UBS Finance Delaware LLC
3.03%, 07/01/05	1,050,771	1,050,771
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	609,447	608,089
Yorktown Capital LLC
3.15%, 07/13/05	407,146	406,718

		39,875,151

FLOATING RATE NOTES (4)—3.40%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (5)	1,302,956	1,302,964
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	1,716,259	1,716,272
American Express Centurion Bank
3.29%, 06/29/06	280,206	280,206
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	1,996,464	1,996,704
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (5)	455,334	455,334
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	455,334	455,271

Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (5)	3,600,641	3,600,605
BMW US Capital LLC
3.19%, 07/14/06 (5)	700,514	700,514
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	2,381,747	2,381,523
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (5)	2,619,922	2,619,759
Commodore CDO Ltd.
3.47%, 12/12/05 (5)	175,128	175,128
Credit Suisse First Boston
3.15%, 05/09/06	700,514	700,514
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	2,101,542	2,101,424
DEPFA Bank PLC
3.42%, 03/15/06	700,514	700,514
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (5)	1,695,244	1,695,306
Fairway Finance LLC
3.21%, 10/20/05	280,206	280,201
Fifth Third Bancorp
3.26%, 04/21/06 (5)	1,401,028	1,401,028
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (5)	490,360	490,376
General Electric Capital Corp.
3.28%, 07/07/06	315,231	315,571
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	100,630	100,630
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	805,591	805,591
Hartford Life Global Funding Trust
3.21%, 07/15/06	700,514	700,514
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (5)	2,101,542	2,101,542
HSBC Bank USA N.A.
3.57%, 05/04/06	245,180	245,347
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (5)	3,082,261	3,082,274
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (5)	735,540	735,539
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (5)	2,732,004	2,732,401
Lothian Mortgages PLC
3.29%, 01/24/06 (5)	1,050,771	1,050,771
Marshall & Ilsley Bank
3.36%, 02/20/06	700,514	701,052
Metropolitan Life Global Funding I
3.14%, 07/06/06 (5)	1,050,771	1,050,771
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	1,050,771	1,050,693
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (5)	2,591,901	2,592,254
Norddeutsche Landesbank
3.11%, 07/27/05	700,514	700,496
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (5)	2,101,542	2,101,542
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	2,696,978	2,696,978
Principal Life Income Funding Trusts
3.21%, 05/10/06	525,385	525,411
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	1,987,708	1,987,149

Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (5)	385,283	385,237
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (5)	3,999,934	4,000,042
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (5)	700,514	700,514
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	1,085,796	1,085,553
SunTrust Bank
3.17%, 04/28/06	1,050,771	1,050,771
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (5)	2,402,762	2,402,614
Toronto-Dominion Bank
3.81%, 06/20/06	875,642	875,725
UniCredito Italiano SpA
3.34%, 06/14/06	910,668	910,360
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (5)	1,806,740	1,806,740
Wells Fargo & Co.
3.19%, 07/14/06 (5)	350,257	350,296
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (5)	2,346,721	2,346,630
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (5)	2,353,727	2,353,644
Winston Funding Ltd.
3.23%, 07/23/05 (5)	500,167	500,167
World Savings Bank
3.13%, 09/09/05	245,180	245,175

		67,343,637

MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (4) (6) (7)	2,802,055	2,802,055
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (6) (7)	314,352	314,352
BlackRock Temp Cash Money Market Fund 3.04% (4) (7)	101,475	101,475
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (4) (7)	245,569	245,569

		3,463,451

REPURCHASE AGREEMENTS (4)—1.24%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $11,899,046 and effective yields of 3.40% - 3.44%. (8)	$11,897,912	11,897,912
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $9,107,548 and effective yields of 3.43% - 3.44%. (8)	9,106,680	9,106,680
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $3,502,900 and an effective yield of 3.40%. (8)	3,502,569	3,502,569

		24,507,161

TIME DEPOSITS (4)—0.59%
American Express Centurion Bank
3.08%, 07/01/05	525,385	525,385
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	700,514	700,514
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	980,719	980,720
Credit Suisse First Boston
3.16%, 07/13/05	350,257	350,257
Deutsche Bank AG
3.31%, 07/01/05	28,805	28,805
HBOS Treasury Services PLC
3.39%, 12/14/05	420,308	420,308
Key Bank N.A.
3.34%, 07/01/05	2,101,542	2,101,542
Natexis Banques
2.98%, 08/18/05	700,514	700,514
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	1,260,925	1,260,894
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	560,411	560,408
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	490,360	490,353
US Bank N.A.
3.12%, 07/08/05	700,514	700,514
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	2,101,542	2,101,542
Wells Fargo Bank N.A.
3.04%, 07/01/05	700,514	700,514

		11,622,270

U.S. GOVERNMENT AGENCY NOTES (4)—0.05%
Federal National Mortgage Association
2.33%, 07/22/05	1,050,771	1,049,346

		1,049,346

TOTAL SHORT-TERM INVESTMENTS (Cost: $147,861,016)		147,861,016

TOTAL INVESTMENTS IN SECURITIES — 107.35% (Cost: $2,106,680,211) (9)		2,126,542,471
Other Assets, Less Liabilities — (7.35%)		(145,566,154)

NET ASSETS — 100.00%		$1,980,976,317

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(9)	The cost of investments for federal income tax purposes was $2,142,963,728. Net unrealized depreciation aggregated $16,421,257, of which $178,304,389 represented gross unrealized appreciation on securities and $194,725,646 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.50%
ADVO Inc.	687	$21,881
Catalina Marketing Corp.	733	18,626
Donnelley (R.H.) Corp. (1)	571	35,391
FTD Group Inc. (1)	370	4,199
Getty Images Inc. (1) (2)	1,147	85,176
Greenfield Online Inc. (1)	238	2,892
Harte-Hanks Inc.	1,352	40,195
Interpublic Group of Companies Inc. (1) (2)	8,280	100,850
Lamar Advertising Co. (1) (2)	1,653	70,699
Marchex Inc. Class B (1) (2)	406	6,106
Omnicom Group Inc.	4,181	333,895
ValueVision Media Inc. Class A (1) (2)	320	3,843
Ventiv Health Inc. (1)	676	13,033
West Corp. (1)	528	20,275

		757,061

AEROSPACE & DEFENSE—2.50%
AAR Corp. (1) (2)	485	7,619
Alliant Techsystems Inc. (1) (2)	614	43,348
ARGON ST Inc. (1)	142	5,041
BE Aerospace Inc. (1)	1,283	20,053
Boeing Co. (The)	18,934	1,249,644
Curtiss-Wright Corp.	46	2,482
DRS Technologies Inc.	245	12,564
EDO Corp.	365	10,917
Engineered Support Systems Inc.	992	35,543
GenCorp Inc. (1)	1,131	21,783
Goodrich (B.F.) Co.	2,712	111,084
HEICO Corp. (2)	290	6,789
Herley Industries Inc. (1)	10	182
Innovative Solutions & Support Inc. (1)	241	8,090
L-3 Communications Holdings Inc.	1,558	119,312
Lockheed Martin Corp.	8,445	547,827
Moog Inc. Class A (1)	156	4,912
MTC Technologies Inc. (1)	214	7,882
Orbital Sciences Corp. (1) (2)	520	5,148
Raytheon Co.	2,247	87,903
Rockwell Collins Inc.	4,125	196,680
Teledyne Technologies Inc. (1)	730	23,783
Titan Corp. (The) (1)	2,009	45,685
United Industrial Corp.	234	8,363
United Technologies Corp.	23,457	1,204,517

		3,787,151

AGRICULTURE—1.09%
Alico Inc.	98	5,040
Altria Group Inc.	19,174	1,239,791
Delta & Pine Land Co.	486	12,179

Maui Land & Pineapple Co. Inc. (1)	136	5,179
Monsanto Co.	4,799	301,713
Tejon Ranch Co. (1)	162	8,338
UST Inc.	1,950	89,037

		1,661,277

AIRLINES—0.19%
AirTran Holdings Inc. (1) (2)	2,036	18,792
America West Holdings Corp. Class B (1) (2)	893	5,358
AMR Corp. (1) (2)	3,530	42,748
Continental Airlines Inc. Class B (1)	1,368	18,167
Delta Air Lines Inc. (1) (2)	1,217	4,576
ExpressJet Holdings Inc. (1) (2)	851	7,242
Frontier Airlines Inc. (1)	69	713
JetBlue Airways Corp. (1) (2)	2,056	42,025
Mesa Air Group Inc. (1) (2)	170	1,141
Northwest Airlines Corp. (1)	958	4,368
Pinnacle Airlines Corp. (1)	566	4,862
Republic Airways Holdings Inc. (1)	84	1,214
SkyWest Inc.	485	8,817
Southwest Airlines Co.	9,000	125,370
World Air Holdings Inc. (1)	464	5,438

		290,831

APPAREL—0.61%
Carter’s Inc. (1)	382	22,301
Cherokee Inc.	213	7,374
Coach Inc. (1)	8,708	292,328
Columbia Sportswear Co. (1) (2)	115	5,680
Deckers Outdoor Corp. (1) (2)	279	6,863
DHB Industries Inc. (1) (2)	614	5,188
Guess? Inc. (1)	444	7,362
Gymboree Corp. (1)	154	2,104
K-Swiss Inc. Class A	471	15,232
Nike Inc. Class B	4,284	370,994
OshKosh B’Gosh Inc. Class A	268	6,965
Oxford Industries Inc. (2)	185	7,964
Phillips-Van Heusen Corp.	466	15,234
Polo Ralph Lauren Corp.	323	13,925
Quiksilver Inc. (1)	2,747	43,897
Reebok International Ltd.	263	11,001
Skechers U.S.A. Inc. Class A (1)	198	2,823
Timberland Co. Class A (1)	1,177	45,573
Warnaco Group Inc. (The) (1)	680	15,810
Wolverine World Wide Inc.	981	23,554

		922,172

AUTO MANUFACTURERS—0.24%
A.S.V. Inc. (1) (2)	226	9,162
Navistar International Corp. (1) (2)	1,357	43,424
Noble International Ltd.	218	5,134
Oshkosh Truck Corp.	810	63,407
PACCAR Inc.	3,448	234,464
Titan International Inc.	54	755
Wabash National Corp. (2)	623	15,095

		371,441

AUTO PARTS & EQUIPMENT—0.08%
Accuride Corp. (1)	234	2,487
Autoliv Inc.	296	12,965
BorgWarner Inc.	398	21,361
Commercial Vehicle Group Inc. (1)	46	816
Goodyear Tire & Rubber Co. (The) (1) (2)	1,563	23,289

Johnson Controls Inc.	858	48,331
Keystone Automotive Industries Inc. (1)	245	6,059
Visteon Corp.	389	2,346

		117,654

BANKS—1.09%
Amegy Bancorporation Inc.	661	14,793
Ames National Corp.	46	5,086
Arrow Financial Corp.	221	6,153
Bank of Hawaii Corp.	100	5,075
Bank of the Ozarks Inc. (2)	312	10,246
Boston Private Financial Holdings Inc.	24	605
Camden National Corp.	70	2,292
Capital Corp of the West	18	499
Capital Crossing Bank (1)	20	682
Cardinal Financial Corp. (1)	314	2,948
Cascade Bancorp (2)	306	6,438
Cathay General Bancorp	638	21,507
Center Financial Corp.	168	4,171
Central Coast Bancorp (1)	280	5,068
City Holding Co.	86	3,141
Coastal Financial Corp.	408	6,014
CoBiz Inc. (2)	244	4,424
Colony Bankcorp Inc.	157	4,716
Columbia Bancorp	32	1,166
Commerce Bancorp Inc. (2)	3,215	97,447
Commercial Bankshares Inc.	126	4,890
Community Bancorp (1)	165	5,118
Corus Bankshares Inc.	299	16,592
Cullen/Frost Bankers Inc.	106	5,051
CVB Financial Corp. (2)	864	17,004
East West Bancorp Inc.	1,186	39,838
Enterprise Financial Services Corp.	219	5,179
EuroBancshares Inc. (1)	98	1,573
Fifth Third Bancorp	802	33,050
First BanCorp (Puerto Rico)	109	4,376
First Busey Corp. Class A (2)	400	7,724
First Financial Bankshares Inc.	13	440
First Marblehead Corp. (The) (1) (2)	610	21,387
First Midwest Bancorp Inc.	470	16,530
First Regional Bancorp (1)	74	4,895
First Republic Bank	112	3,957
First South Bancorp Inc.	149	4,750
First State Bancorp	119	2,296
Frontier Financial Corp.	74	1,869
Glacier Bancorp Inc. (2)	270	7,055
Great Southern Bancorp Inc. (2)	177	5,538
Hanmi Financial Corp. (2)	381	6,363
Harleysville National Corp.	381	8,824
Heritage Commerce Corp.	266	4,884
Hudson United Bancorp	295	10,649
Independent Bank Corp. (Michigan)	162	4,607
Investors Financial Services Corp. (2)	1,493	56,465
Macatawa Bank Corp. (2)	170	5,897
Main Street Banks Inc.	16	407
MB Financial Inc.	242	9,639
MBT Financial Corp.	53	1,020
Mellon Financial Corp.	779	22,350
Mercantile Bank Corp.	187	8,222
Midwest Banc Holdings Inc. (2)	58	1,119
Nara Bancorp Inc. (2)	547	8,030
NewAlliance Bancshares Inc.	1,399	19,656
Northern Empire Bancshares (1)	108	3,342

Northern Trust Corp.	2,490	113,519
Old Second Bancorp Inc.	232	6,749
Pacific Capital Bancorp	551	20,431
Park National Corp. (2)	67	7,403
Peapack-Gladstone Financial Corp. (2)	173	4,792
PennRock Financial Services Corp.	240	8,614
Pennsylvania Commerce Bancorp Inc. (1)	149	4,880
Pinnacle Financial Partners Inc. (1)	201	4,824
Placer Sierra Bancshares	74	2,018
Preferred Bank	127	5,042
PremierWest Bancorp (1)	326	4,831
PrivateBancorp Inc. (2)	444	15,709
Republic Bancorp Inc.	192	2,876
S&T Bancorp Inc. (2)	193	6,967
Sandy Spring Bancorp Inc. (2)	54	1,892
Seacoast Banking Corp. of Florida	72	1,418
Security Bank Corp.	51	1,168
Sierra Bancorp	174	3,946
Signature Bank (1)	72	1,757
Southside Bancshares Inc.	241	4,940
State Bancorp Inc.	11	249
State Financial Services Corp. Class A	126	5,073
State Street Corp.	2,253	108,707
Sterling Bancorp	133	2,840
Suffolk Bancorp (2)	238	7,685
Summit Bancshares Inc.	218	3,771
SVB Financial Group (1) (2)	806	38,607
SY Bancorp Inc. (2)	166	3,793
Synovus Financial Corp. (2)	7,063	202,496
TCF Financial Corp. (2)	2,297	59,446
Texas Capital Bancshares Inc. (1)	410	8,093
Texas Regional Bancshares Inc. Class A	207	6,309
TriCo Bancshares	36	804
TrustCo Bank Corp. NY (2)	1,799	23,495
UCBH Holdings Inc. (2)	2,030	32,967
United Community Banks Inc.	178	4,632
United PanAm Financial Corp. (1) (2)	171	4,687
United Security Bancshares Inc.	166	5,106
Univest Corp. of Pennsylvania	238	7,130
USB Holding Co. Inc.	13	304
Vineyard National Bancorp	146	4,608
Virginia Commerce Bancorp Inc. (1)	301	7,323
Washington Trust Bancorp Inc.	53	1,467
Wells Fargo & Co.	3,875	238,622
West Bancorporation (2)	492	9,250
Westamerica Bancorp	451	23,817
Western Sierra Bancorp (1)	68	2,302
Wilshire Bancorp Inc. (2)	466	6,678
Wintrust Financial Corp.	468	24,500
Yardville National Bancorp	146	5,219

		1,656,813

BEVERAGES—2.63%
Anheuser-Busch Companies Inc.	11,052	505,629
Boston Beer Co. Inc. Class A (1)	225	5,049
Brown-Forman Corp. Class B (2)	1,150	69,529
Coca-Cola Bottling Co. Consolidated	81	4,094
Coca-Cola Co. (The)	29,827	1,245,277
Constellation Brands Inc. (1)	1,024	30,208
Green Mountain Coffee Roasters Inc. (1)	143	4,852
Hansen Natural Corp. (1) (2)	180	15,250
National Beverage Corp. (1)	29	231
Peet’s Coffee & Tea Inc. (1) (2)	366	12,093

Pepsi Bottling Group Inc.	849	24,290
PepsiCo Inc.	38,474	2,074,903

		3,991,405

BIOTECHNOLOGY—2.75%
Aastrom Biosciences Inc. (1)	1,770	5,540
Affymetrix Inc. (1) (2)	1,452	78,306
Alexion Pharmaceuticals Inc. (1)	553	12,741
Amgen Inc. (1)	28,437	1,719,301
ARIAD Pharmaceuticals Inc. (1)	1,346	8,964
Barrier Therapeutics Inc. (1)	244	1,935
Biogen Idec Inc. (1)	3,617	124,606
Celgene Corp. (1)	3,873	157,902
Cell Genesys Inc. (1) (2)	863	4,617
Charles River Laboratories International Inc. (1)	750	36,187
Chiron Corp. (1) (2)	2,373	82,794
CoTherix Inc. (1)	538	5,482
CuraGen Corp. (1) (2)	617	3,171
Curis Inc. (1) (2)	1,332	5,195
deCODE genetics Inc. (1) (2)	1,147	10,770
Digene Corp. (1)	389	10,768
Diversa Corp. (1)	723	3,767
Encysive Pharmaceuticals Inc. (1) (2)	1,198	12,950
Enzo Biochem Inc. (1) (2)	548	9,826
Enzon Pharmaceuticals Inc. (1)	534	3,460
Exelixis Inc. (1)	2,050	15,231
Genentech Inc. (1)	10,668	856,427
Genitope Corp. (1)	468	6,009
Genzyme Corp. (1)	5,820	349,724
Geron Corp. (1) (2)	1,169	9,048
GTx Inc. (1)	250	2,485
Human Genome Sciences Inc. (1)	2,788	32,285
ICOS Corp. (1) (2)	1,356	28,707
Illumina Inc. (1)	936	11,298
Immunogen Inc. (1)	1,155	6,687
Incyte Corp. (1) (2)	1,730	12,369
Integra LifeSciences Holdings Corp. (1) (2)	465	13,578
InterMune Inc. (1)	624	8,137
Invitrogen Corp. (1)	552	45,976
Keryx Biopharmaceuticals Inc. (1)	561	7,405
Lexicon Genetics Inc. (1)	1,386	6,847
LifeCell Corp. (1)	686	10,846
Martek Biosciences Corp. (1) (2)	717	27,210
MedImmune Inc. (1) (2)	5,751	153,667
Millennium Pharmaceuticals Inc. (1)	3,406	31,574
Millipore Corp. (1) (2)	1,154	65,466
Momenta Pharmaceuticals Inc. (1) (2)	255	5,041
Myogen Inc. (1)	534	3,733
Myriad Genetics Inc. (1) (2)	652	10,204
Nektar Therapeutics (1)	1,889	31,811
Orchid Cellmark Inc. (1)	500	5,405
Protein Design Labs Inc. (1) (2)	2,321	46,907
Seattle Genetics Inc. (1) (2)	158	847
Serologicals Corp. (1)	395	8,394
StemCells Inc. (1)	1,229	5,174
Stratagene Corp. (1)	341	2,963
SuperGen Inc. (1)	1,033	5,103
Telik Inc. (1)	1,061	17,252
Tercica Inc. (1)	511	4,441
Transkaryotic Therapies Inc. (1) (2)	659	24,106
ViroLogic Inc. (1)	1,924	4,772

		4,175,411

BUILDING MATERIALS—0.51%
Aaon Inc. (1)	252	4,483
American Standard Companies Inc.	4,336	181,765
Apogee Enterprises Inc.	304	4,672
Drew Industries Inc. (1) (2)	145	6,583
Eagle Materials Inc. (2)	397	36,758
ElkCorp	472	13,476
Florida Rock Industries Inc.	683	50,098
Genlyte Group Inc. (The) (1)	107	5,215
Interline Brands Inc. (1)	301	5,960
Lennox International Inc.	699	14,798
Martin Marietta Materials Inc.	855	59,098
Masco Corp.	7,856	249,507
NCI Building Systems Inc. (1)	317	10,398
Simpson Manufacturing Co. Inc.	790	24,134
Trex Co. Inc. (1) (2)	227	5,834
Vulcan Materials Co.	1,519	98,720

		771,499

CHEMICALS—1.28%
Air Products & Chemicals Inc.	505	30,451
Airgas Inc.	105	2,590
American Vanguard Corp. (2)	320	6,691
Balchem Corp.	170	5,108
Cabot Corp.	155	5,115
Cabot Microelectronics Corp. (1) (2)	402	11,654
Crompton Corp.	1,116	15,791
Dow Chemical Co. (The)	20,782	925,422
Du Pont (E.I.) de Nemours and Co.	3,770	162,148
Ecolab Inc. (2)	4,256	137,724
Georgia Gulf Corp.	412	12,793
Grace (W.R.) & Co. (1)	605	4,713
Great Lakes Chemical Corp.	236	7,427
Hercules Inc. (1) (2)	1,401	19,824
International Flavors & Fragrances Inc. (2)	2,099	76,026
Kronos Worldwide Inc. (2)	86	2,596
MacDermid Inc.	711	22,155
NL Industries Inc.	139	2,139
Olin Corp.	869	15,851
Pioneer Companies Inc. (1)	225	4,948
Praxair Inc.	6,451	300,617
Rohm & Haas Co.	221	10,241
Sherwin-Williams Co. (The)	2,614	123,093
Sigma-Aldrich Corp.	177	9,919
Symyx Technologies Inc. (1) (2)	764	21,377
UAP Holding Corp.	526	8,732

		1,945,145

COAL—0.23%
Alpha Natural Resources Inc. (1)	583	13,922
Arch Coal Inc.	528	28,760
CONSOL Energy Inc.	1,438	77,048
Foundation Coal Holdings Inc.	247	6,407
James River Coal Co. (1)	145	5,024
Massey Energy Co.	1,705	64,313
Peabody Energy Corp.	2,959	153,986

		349,460

COMMERCIAL SERVICES—1.96%
Aaron Rents Inc.	861	21,430
Administaff Inc. (2)	474	11,262
Advance America Cash Advance Centers Inc.	1,386	22,176
Advisory Board Co. (The) (1)	477	23,249

Alliance Data Systems Corp. (1)	1,855	75,239
AMN Healthcare Services Inc. (1)	386	5,802
Apollo Group Inc. Class A (1)	3,316	259,378
ARAMARK Corp. Class B (2)	1,709	45,118
Arbitron Inc.	558	23,938
Bankrate Inc. (1)	282	5,679
Block (H & R) Inc. (2)	3,823	223,072
Bowne & Co. Inc.	327	4,728
Bright Horizons Family Solutions Inc. (1)	648	26,387
Career Education Corp. (1) (2)	2,311	84,606
CDI Corp. (2)	77	1,688
Cendant Corp.	2,444	54,672
Cenveo Inc. (1)	846	6,396
Chemed Corp.	521	21,298
ChoicePoint Inc. (1)	2,067	82,783
Clark Inc.	90	1,290
Coinstar Inc. (1) (2)	124	2,814
Consolidated Graphics Inc. (1)	277	11,293
Corinthian Colleges Inc. (1) (2)	1,965	25,093
Corporate Executive Board Co. (The)	936	73,317
Corrections Corp. of America (1)	671	26,337
CorVel Corp. (1)	38	955
CoStar Group Inc. (1) (2)	410	17,876
CRA International Inc. (1)	230	12,385
Cross Country Healthcare Inc. (1)	140	2,380
DeVry Inc. (1) (2)	1,285	25,571
DiamondCluster International Inc. Class A (1) (2)	726	8,204
Educate Inc. (1)	448	6,339
Education Management Corp. (1)	1,709	57,645
Equifax Inc.	2,234	79,776
Euronet Worldwide Inc. (1)	734	21,337
Exponent Inc. (1)	32	915
First Advantage Corp. Class A (1)	33	769
Forrester Research Inc. (1)	32	571
FTI Consulting Inc. (1)	218	4,556
Gartner Inc. Class A (1) (2)	1,121	11,905
Geo Group Inc. (The) (1)	32	802
Gevity HR Inc.	639	12,799
Healthcare Services Group Inc. (2)	651	13,072
Heidrick & Struggles International Inc. (1)	277	7,224
Hewitt Associates Inc. Class A (1)	565	14,978
Hudson Highland Group Inc. (1)	332	5,176
Huron Consulting Group Inc. (1)	85	2,002
Interactive Data Corp.	374	7,772
iPayment Holdings Inc. (1)	227	8,290
Iron Mountain Inc. (1) (2)	2,487	77,147
ITT Educational Services Inc. (1) (2)	1,066	56,946
Jackson Hewitt Tax Service Inc.	866	20,472
Kforce Inc. (1) (2)	770	6,514
Korn/Ferry International (1)	767	13,614
Labor Ready Inc. (1)	1,005	23,427
Landauer Inc. (2)	136	7,060
Laureate Education Inc. (1)	976	46,711
Learning Tree International Inc. (1) (2)	152	1,827
LECG Corp. (1)	374	7,951
Magellan Health Services Inc. (1)	34	1,201
Manpower Inc.	594	23,629
McGrath RentCorp	558	13,225
McKesson Corp.	2,759	123,576
Midas Inc. (1) (2)	304	6,992
MoneyGram International Inc.	1,526	29,177
Monro Muffler Brake Inc. (1)	155	4,574
Moody’s Corp. (2)	5,819	261,622

Morningstar Inc. (1)	187	5,264
MPS Group Inc. (1)	1,142	10,758
Navigant Consulting Inc. (1)	1,044	18,437
Odyssey Marine Exploration Inc. (1)	975	4,855
PAREXEL International Corp. (1)	223	4,427
Paychex Inc.	7,676	249,777
Pharmaceutical Product Development Inc. (1)	1,149	53,842
PRA International (1)	173	4,633
Pre-Paid Legal Services Inc. (2)	207	9,243
PRG-Schultz International Inc. (1)	1,474	4,157
Providence Service Corp. (The) (1)	212	5,264
QC Holdings Inc. (1)	339	4,895
Rent-A-Center Inc. (1)	999	23,267
Rent-Way Inc. (1) (2)	158	1,555
Resources Connection Inc. (1) (2)	1,004	23,323
Robert Half International Inc. (2)	3,856	96,284
Rollins Inc.	570	11,423
Senomyx Inc. (1)	336	5,547
ServiceMaster Co. (The)	4,080	54,672
SFBC International Inc. (1)	451	17,422
Sotheby’s Holdings Inc. Class A (1)	1,098	15,043
Source Interlink Companies Inc. (1)	66	816
Spherion Corp. (1)	772	5,095
Strayer Education Inc. (2)	332	28,638
TeleTech Holdings Inc. (1) (2)	854	6,960
TNS Inc. (1)	393	9,184
Universal Technical Institute Inc. (1) (2)	479	15,903
Valassis Communications Inc. (1)	831	30,789
Watson Wyatt & Co. Holdings	344	8,817
Weight Watchers International Inc. (1) (2)	919	47,430
Wright Express Corp. (1)	826	15,256

		2,980,985

COMPUTERS—5.32%
Affiliated Computer Services Inc. Class A (1)	1,804	92,184
Agilysys Inc.	68	1,068
Ansoft Corp. (1)	86	2,078
Anteon International Corp. (1)	617	28,148
Apple Computer Inc. (1)	18,856	694,089
BISYS Group Inc. (The) (1)	1,033	15,433
Blue Coat Systems Inc. (1)	223	6,663
Bottomline Technologies Inc. (1)	326	4,880
CACI International Inc. Class A (1)	703	44,401
Cadence Design Systems Inc. (1)	3,043	41,567
Catapult Communications Corp. (1)	279	4,760
Ceridian Corp. (1)	1,741	33,915
CIBER Inc. (1) (2)	259	2,067
Cognizant Technology Solutions Corp. (1)	3,092	145,726
COMSYS IT Partners Inc. (1)	330	5,630
Covansys Corp. (1)	213	2,737
CyberGuard Corp. (1) (2)	453	2,693
CyberSource Corp. (1)	858	6,272
Dell Inc. (1)	56,494	2,232,078
Diebold Inc.	1,443	65,094
DST Systems Inc. (1)	1,714	80,215
Electronic Data Systems Corp.	2,623	50,493
EMC Corp. (1)	55,002	754,077
Equinix Inc. (1) (2)	334	14,476
FactSet Research Systems Inc. (2)	801	28,708
Gateway Inc. (1) (2)	5,266	17,378
Henry (Jack) & Associates Inc.	1,711	31,328
Hutchinson Technology Inc. (1)	129	4,968
iGATE Corp. (1)	18	64

Intergraph Corp. (1) (2)	240	8,270
International Business Machines Corp.	31,342	2,325,576
InterVoice-Brite Inc. (1)	1,001	8,639
Kanbay International Inc. (1)	463	10,700
Komag Inc. (1)	225	6,383
Kronos Inc. (1) (2)	679	27,425
Lexar Media Inc. (1) (2)	1,939	9,520
Lexmark International Inc. (1) (2)	2,866	185,803
Manhattan Associates Inc. (1)	561	10,777
Maxtor Corp. (1)	5,102	26,530
Mentor Graphics Corp. (1)	841	8,620
Mercury Computer Systems Inc. (1)	543	14,862
Merge Technologies Inc. (1) (2)	373	6,994
MICROS Systems Inc. (1)	897	40,141
Mobility Electronics Inc. (1)	780	7,137
MTS Systems Corp.	256	8,596
National Instruments Corp. (2)	1,160	24,592
NCR Corp. (1)	1,110	38,983
Ness Technologies Inc. (1)	258	2,740
NetScout Systems Inc. (1)	168	1,107
Network Appliance Inc. (1) (2)	8,354	236,168
PalmOne Inc. (1)	163	4,853
PAR Technology Corp. (1)	157	5,024
Perot Systems Corp. Class A (1)	133	1,891
Phoenix Technologies Ltd. (1)	572	4,450
Radiant Systems Inc. (1)	432	4,925
RadiSys Corp. (1) (2)	94	1,518
Reynolds & Reynolds Co. (The) Class A	214	5,784
Rimage Corp. (1)	251	5,329
SanDisk Corp. (1)	3,219	76,387
SI International Inc. (1)	207	6,202
Silicon Storage Technology Inc. (1)	958	3,861
SRA International Inc. Class A (1) (2)	721	25,033
Stratasys Inc. (1) (2)	231	7,549
Sun Microsystems Inc. (1)	45,531	169,831
SunGard Data Systems Inc. (1)	6,173	217,104
Sykes Enterprises Inc. (1)	167	1,583
Synaptics Inc. (1) (2)	526	11,235
Synopsys Inc. (1) (2)	651	10,852
Syntel Inc.	154	2,469
TALX Corp.	283	8,182
3D Systems Corp. (1)	207	4,980
Tyler Technologies Inc. (1) (2)	252	1,905
Ultimate Software Group Inc. (1) (2)	526	8,626
Vasco Data Security International Inc. (1)	472	4,578
Western Digital Corp. (1)	4,724	63,396

		8,080,300

COSMETICS & PERSONAL CARE—3.56%
Alberto-Culver Co.	513	22,228
Avon Products Inc. (2)	10,882	411,884
Chattem Inc. (1) (2)	365	15,111
Colgate-Palmolive Co.	8,789	438,659
Elizabeth Arden Inc. (1) (2)	253	5,918
Estee Lauder Companies Inc. Class A	3,067	120,012
Gillette Co. (The)	20,599	1,042,927
Inter Parfums Inc. (2)	86	1,668
Kimberly-Clark Corp.	4,980	311,698
Parlux Fragrances Inc. (1)	173	4,787
Procter & Gamble Co. (2)	57,298	3,022,469

		5,397,361

DISTRIBUTION & WHOLESALE—0.28%
Aviall Inc. (1) (2)	700	22,113
Beacon Roofing Supply Inc. (1)	296	7,785
Bell Microproducts Inc. (1)	532	5,001
BlueLinx Holdings Inc.	153	1,619
Brightpoint Inc. (1)	237	5,259
Building Materials Holdings Corp.	70	4,850
CDW Corp.	1,456	83,123
Central European Distribution Corp. (1) (2)	371	13,849
Fastenal Co. (2)	1,455	89,133
Grainger (W.W.) Inc.	285	15,615
Hughes Supply Inc.	320	8,992
Huttig Building Products Inc. (1)	196	2,138
Ingram Micro Inc. Class A (1)	1,334	20,890
LKQ Corp. (1)	244	6,625
NuCo2 Inc. (1) (2)	233	5,981
Owens & Minor Inc.	570	18,439
ScanSource Inc. (1)	330	14,170
SCP Pool Corp. (2)	1,241	43,547
Tech Data Corp. (1)	349	12,777
United Stationers Inc. (1)	199	9,771
Watsco Inc. (2)	441	18,787
WESCO International Inc. (1)	662	20,774

		431,238

DIVERSIFIED FINANCIAL SERVICES—2.78%
Accredited Home Lenders Holding Co. (1) (2)	249	10,956
Advanta Corp. Class B	53	1,492
Affiliated Managers Group Inc. (1) (2)	735	50,223
American Express Co.	25,144	1,338,415
AmeriCredit Corp. (1)	1,330	33,915
Ameritrade Holding Corp. (1)	2,185	40,619
Archipelago Holdings Inc. (1) (2)	409	15,947
Asset Acceptance Capital Corp. (1)	289	7,488
Asta Funding Inc.	260	7,223
BKF Capital Group Inc.	145	5,497
BlackRock Inc.	442	35,559
Calamos Asset Management Inc. Class A	445	12,122
Capital One Financial Corp. (2)	1,858	148,659
CapitalSource Inc. (1) (2)	1,211	23,772
Chicago Mercantile Exchange Holdings Inc.	786	232,263
Cohen & Steers Inc.	166	3,421
Collegiate Funding Services LLC (1)	433	6,313
CompuCredit Corp. (1)	152	5,211
Countrywide Financial Corp.	1,049	40,502
Credit Acceptance Corp. (1)	22	328
Delta Financial Corp.	26	247
Doral Financial Corp.	365	6,037
Eaton Vance Corp.	3,076	73,547
Encore Capital Group Inc. (1)	395	6,715
Federated Investors Inc. Class B	1,690	50,717
First Cash Inc. (1)	319	6,817
Franklin Resources Inc.	3,677	283,055
Gabelli Asset Management Inc. Class A (2)	76	3,358
GFI Group Inc. (1)	180	6,408
Goldman Sachs Group Inc. (The)	1,313	133,952
Greenhill & Co. Inc.	274	11,100
Greg Manning Auctions Inc. (1) (2)	220	2,629
Harris & Harris Group Inc. (1)	414	4,931
IndyMac Bancorp Inc.	790	32,177
Instinet Group Inc. (1)	1,198	6,278
International Securities Exchange Inc. (1)	192	4,821
Legg Mason Inc. (2)	2,452	255,278
Lo-Jack Corp. (1)	298	5,233

MarketAxess Holdings Inc. (1)	399	4,509
Marlin Business Services Corp. (1)	222	4,462
Metris Companies Inc. (1)	277	4,005
Morgan Stanley	2,498	131,070
Nasdaq Stock Market Inc. (The) (1)	569	10,731
National Financial Partners Corp.	791	30,960
Nelnet Inc. Class A (1) (2)	331	11,012
Nuveen Investments Inc. Class A	1,207	45,407
Online Resources Corp. (1)	460	5,203
optionsXpress Holdings Inc.	432	6,566
Portfolio Recovery Associates Inc. (1) (2)	315	13,236
Providian Financial Corp. (1)	1,230	21,685
Sanders Morris Harris Group Inc.	108	1,858
Schwab (Charles) Corp. (The)	23,948	270,133
SLM Corp.	9,665	490,982
Student Loan Corp.	82	18,024
T. Rowe Price Group Inc. (2)	2,952	184,795
Waddell & Reed Financial Inc. Class A	1,430	26,455
Westcorp Inc.	266	13,944
World Acceptance Corp. (1)	462	13,883

		4,222,145

ELECTRIC—0.47%
AES Corp. (The) (1)	15,103	247,387
MGE Energy Inc.	62	2,256
Ormat Technologies Inc.	301	5,749
TXU Corp.	5,475	454,918

		710,310

ELECTRICAL COMPONENTS & EQUIPMENT—0.58%
Advanced Energy Industries Inc. (1)	626	4,920
American Power Conversion Corp. (2)	3,734	88,085
AMETEK Inc.	1,544	64,616
Artesyn Technologies Inc. (1) (2)	680	5,916
China Energy Savings Technology Inc. (1)	61	608
Color Kinetics Inc. (1)	500	5,320
Emerson Electric Co.	7,982	499,913
Energizer Holdings Inc. (1)	1,310	81,443
Energy Conversion Devices Inc. (1) (2)	606	13,562
General Cable Corp. (1)	140	2,076
GrafTech International Ltd. (1)	1,419	6,102
Hubbell Inc. Class B	107	4,719
Intermagnetics General Corp. (1)	618	19,010
Littelfuse Inc. (1) (2)	277	7,714
Medis Technologies Ltd. (1) (2)	300	4,980
Molex Inc.	1,675	43,617
Power-One Inc. (1)	99	625
Universal Display Corp. (1) (2)	396	4,071
Valence Technology Inc. (1) (2)	882	2,470
Vicor Corp.	553	7,521
Wilson Greatbatch Technologies Inc. (1) (2)	468	11,185

		878,473

ELECTRONICS—0.99%
ADE Corp. (1) (2)	306	8,583
Agilent Technologies Inc. (1)	9,597	220,923
American Science & Engineering Inc. (1)	134	5,944
American Superconductor Corp. (1)	534	4,886
Amphenol Corp. Class A	1,971	79,175
Avnet Inc. (1)	747	16,830
AVX Corp. (2)	132	1,600
Badger Meter Inc.	120	4,956
Bei Technologies Inc. (2)	303	8,084

Benchmark Electronics Inc. (1) (2)	565	17,187
Brady Corp. Class A	454	14,074
Cogent Inc. (1) (2)	547	15,617
CTS Corp.	372	4,572
Cymer Inc. (1)	688	18,129
Daktronics Inc. (2)	320	6,403
Dionex Corp. (1)	460	20,061
Dolby Laboratories Inc. Class A (1)	718	15,839
Evergreen Solar Inc. (1)	746	4,797
Excel Technology Inc. (1)	126	3,062
Fargo Electronics (1)	267	5,337
FEI Co. (1) (2)	457	10,424
Fisher Scientific International Inc. (1) (2)	1,477	95,857
FLIR Systems Inc. (1) (2)	1,458	43,507
Gentex Corp. (2)	3,476	63,263
Identix Inc. (1) (2)	2,405	12,097
II-VI Inc. (1) (2)	642	11,806
International DisplayWorks Inc. (1)	596	4,768
Intevac Inc. (1)	567	5,936
Ionatron Inc. (1)	585	5,025
Itron Inc. (1)	514	22,966
Jabil Circuit Inc. (1)	3,807	116,989
Keithley Instruments Inc. (2)	379	5,840
KEMET Corp. (1)	663	4,177
LaBarge Inc. (1)	285	5,173
Measurements Specialties Inc. (1) (2)	255	5,919
Methode Electronics Inc.	406	4,819
Metrologic Instruments Inc. (1)	208	2,608
Mettler Toledo International Inc. (1)	741	34,516
MIPS Technologies Inc. Class A (1)	1,106	7,963
Molecular Devices Corp. (1)	165	3,569
Multi-Fineline Electronix Inc. (1)	280	5,152
OSI Systems Inc. (1) (2)	158	2,495
Parker Hannifin Corp.	1,161	71,994
Paxar Corp. (1)	32	568
PerkinElmer Inc.	1,560	29,484
Photon Dynamics Inc. (1) (2)	401	8,265
Plexus Corp. (1)	530	7,542
PLX Technology Inc. (1)	451	4,582
Rogers Corp. (1) (2)	392	15,896
Sanmina-SCI Corp. (1)	5,827	31,874
Solectron Corp. (1)	11,213	42,497
Sonic Solutions Inc. (1) (2)	459	8,537
Spatialight Inc. (1) (2)	1,040	5,897
Symbol Technologies Inc.	4,893	48,294
Sypris Solutions Inc.	34	421
Taser International Inc. (1) (2)	1,588	15,944
Tektronix Inc.	565	13,148
Thermo Electron Corp. (1)	1,414	37,994
Thomas & Betts Corp. (1)	540	15,250
Trimble Navigation Ltd. (1)	1,171	45,634
TTM Technologies Inc. (1)	241	1,834
Ultralife Batteries Inc. (1) (2)	378	6,105
Viisage Technology Inc. (1) (2)	727	3,257
Vishay Intertechnology Inc. (1)	1,556	18,470
Waters Corp. (1)	2,738	101,771
Watts Water Technologies Inc. Class A	131	4,387
X-Rite Inc.	402	4,627
Zoltek Companies Inc. (1)	457	5,132

		1,500,332

ENERGY - ALTERNATE SOURCES—0.04%
Headwaters Inc. (1) (2)	884	30,392

KFx Inc. (1) (2)	1,186	16,948
Pacific Ethanol Inc. (1)	97	967
Plug Power Inc. (1) (2)	1,023	7,008

		55,315

ENERGY & RELATED—0.01%
Edge Petroleum Corp. (1) (2)	35	547
Syntroleum Corp. (1) (2)	1,110	11,389

		11,936

ENGINEERING & CONSTRUCTION—0.12%
Fluor Corp. (2)	1,950	112,300
Infrasource Services Inc. (1)	286	2,980
Insituform Technologies Inc. Class A (1) (2)	18	289
Jacobs Engineering Group Inc. (1)	1,086	61,098
Perini Corp. (1)	328	5,386

		182,053

ENTERTAINMENT—0.39%
Alliance Gaming Corp. (1) (2)	1,177	16,502
Argosy Gaming Co. (1)	559	26,055
Churchill Downs Inc.	26	1,105
Dover Downs Gaming & Entertainment Inc.	150	1,989
DreamWorks Animation SKG Inc. Class A (1)	835	21,877
Gaylord Entertainment Co. (1)	339	15,760
Great Wolf Resorts Inc. (1)	475	9,709
GTECH Holdings Corp.	2,697	78,860
International Game Technology Inc.	7,948	223,736
International Speedway Corp. Class A	120	6,751
Isle of Capri Casinos Inc. (1) (2)	252	6,602
Macrovision Corp. (1)	1,246	28,085
Mikohn Gaming Corp. (1)	374	5,507
Penn National Gaming Inc. (1)	1,542	56,283
Pinnacle Entertainment Inc. (1)	212	4,147
Regal Entertainment Group Class A	888	16,765
Scientific Games Corp. Class A (1) (2)	1,442	38,833
Shuffle Master Inc. (1) (2)	853	23,910
Speedway Motorsports Inc.	95	3,473
Sunterra Corp. (1)	326	5,284

		591,233

ENVIRONMENTAL CONTROL—0.21%
Aleris International Inc. (1)	607	13,688
Allied Waste Industries Inc. (1) (2)	1,738	13,782
American Ecology Corp.	293	5,245
Casella Waste Systems Inc. Class A (1)	53	636
Clean Harbors Inc. (1)	251	5,442
Darling International Inc. (1)	1,944	7,290
Duratek Inc. (1)	385	8,924
Layne Christensen Co. (1)	15	298
Mine Safety Appliances Co. (2)	614	28,367
Nalco Holding Co. (1)	1,787	35,079
Stericycle Inc. (1)	991	49,867
Tetra Tech Inc. (1) (2)	814	11,013
Waste Connections Inc. (1)	1,121	41,802
Waste Management Inc.	3,633	102,959

		324,392

FOOD—1.26%
Arden Group Inc. Class A	25	1,982
Campbell Soup Co.	2,631	80,956
Flowers Foods Inc.	146	5,163
General Mills Inc.	312	14,598

Gold Kist Inc. (1)	321	6,927
Great Atlantic & Pacific Tea Co. (1)	174	5,056
Heinz (H.J.) Co.	4,291	151,987
Hershey Co. (The)	3,591	223,001
J&J Snack Foods Corp.	35	1,832
Kellogg Co.	3,843	170,783
Lance Inc.	74	1,274
McCormick & Co. Inc. NVS	2,149	70,229
Pathmark Stores Inc. (1)	557	4,879
Provide Commerce Inc. (1)	278	6,002
Sanderson Farms Inc.	16	727
Sara Lee Corp.	6,865	135,996
Seaboard Corp.	4	6,656
Spartan Stores Inc. (1)	361	5,296
Sysco Corp. (2)	14,579	527,614
Tootsie Roll Industries Inc.	163	4,768
United Natural Foods Inc. (1) (2)	938	28,487
Whole Foods Market Inc.	1,514	179,106
Wild Oats Markets Inc. (1) (2)	467	5,347
Wrigley (William Jr.) Co.	3,987	274,465

		1,913,131

FOREST PRODUCTS & PAPER—0.01%
Deltic Timber Corp.	213	8,100
Neenah Paper Inc.	12	372
Xerium Technologies Inc. (1)	238	2,820

		11,292

GAS—0.00%
EnergySouth Inc.	32	887
New Jersey Resources Corp.	64	3,088

		3,975

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co. (2)	625	15,200
Black & Decker Corp.	1,031	92,635
Franklin Electric Co. Inc.	515	19,905
Lincoln Electric Holdings Inc. (2)	134	4,442
Regal-Beloit Corp. (2)	328	9,564
Stanley Works (The)	1,187	54,056

		195,802

HEALTH CARE—0.06%
Abaxis Inc. (1)	374	4,069
ABIOMED Inc. (1) (2)	485	4,147
America Service Group Inc. (1)	312	4,945
American Dental Partners Inc. (1)	186	4,540
CNS Inc.	225	5,141
FARO Technologies Inc. (1)	300	8,178
Flanders Corp. (1)	381	3,429
HealthTronics Inc. (1)	516	6,703
I-Flow Corp. (1) (2)	540	8,986
MedCath Corp. (1)	38	1,056
Palomar Medical Technologies Inc. (1)	428	10,238
Psychiatric Solutions Inc. (1)	421	20,507
Somanetics Corp. (1)	209	4,696
ThermoGenesis Corp. (1)	758	3,297

		89,932

HEALTH CARE - PRODUCTS—7.29%
Adeza Biomedical Corp. (1) (2)	154	2,615
Advanced Medical Optics Inc. (1) (2)	1,432	56,922
Advanced Neuromodulation Systems Inc. (1) (2)	481	19,086

Align Technology Inc. (1) (2)	1,380	10,171
American Medical Systems Holdings Inc. (1)	1,598	32,999
AngioDynamics Inc. (1)	106	2,304
Animas Corp. (1) (2)	162	3,264
Arrow International Inc.	415	13,238
ArthroCare Corp. (1) (2)	572	19,986
Aspect Medical Systems Inc. (1)	315	9,368
Bard (C.R.) Inc.	2,438	162,151
Bausch & Lomb Inc.	1,055	87,565
Baxter International Inc. (2)	14,189	526,412
Beckman Coulter Inc.	1,419	90,206
Becton, Dickinson & Co.	5,830	305,900
Biomet Inc.	5,831	201,986
Biosite Inc. (1)	389	21,391
Boston Scientific Corp. (1)	15,209	410,643
Bruker BioSciences Corp. (1)	458	1,827
Candela Corp. (1) (2)	570	5,956
Cantel Medical Corp. (1)	316	5,170
Cepheid Inc. (1) (2)	838	6,151
Cooper Companies Inc.	833	50,696
Cyberonics Inc. (1)	456	19,786
Cytyc Corp. (1)	2,668	58,856
Dade Behring Holdings Inc.	980	63,710
DENTSPLY International Inc.	1,876	101,304
DexCom Inc. (1)	181	2,261
Diagnostic Products Corp.	498	23,570
DJ Orthopedics Inc. (1)	282	7,735
Edwards Lifesciences Corp. (1) (2)	1,374	59,109
Encore Medical Corp. (1)	991	5,500
EPIX Pharmaceuticals Inc. (1) (2)	630	5,575
FoxHollow Technologies Inc. (1) (2)	261	9,988
Gen-Probe Inc. (1)	1,132	41,012
Guidant Corp.	7,486	503,808
Haemonetics Corp. (1)	542	22,027
Henry Schein Inc. (1)	2,022	83,953
Hillenbrand Industries Inc.	395	19,967
Hologic Inc. (1) (2)	400	15,900
ICU Medical Inc. (1)	242	7,785
IDEXX Laboratories Inc. (1) (2)	778	48,493
Immucor Inc. (1)	1,032	29,876
INAMED Corp. (1)	856	57,326
IntraLase Corp. (1)	418	8,201
Intuitive Surgical Inc. (1)	794	37,032
Inverness Medical Innovations Inc. (1) (2)	15	409
IRIS International Inc. (1)	289	5,144
Johnson & Johnson	68,291	4,438,915
Kensey Nash Corp. (1) (2)	290	8,770
Kyphon Inc. (1) (2)	629	21,883
Laserscope (1) (2)	465	19,270
LCA-Vision Inc.	476	23,067
Lifeline Systems Inc. (1)	330	10,600
Luminex Corp. (1)	802	7,892
Medtronic Inc.	27,800	1,439,762
Mentor Corp. (2)	781	32,396
Meridian Bioscience Inc.	259	4,908
Merit Medical Systems Inc. (1)	195	3,005
Micro Therapeutics Inc. (1)	486	1,934
Neurometrix Inc. (1)	256	5,128
NuVasive Inc. (1)	300	4,986
Oakley Inc.	395	6,727
OraSure Technologies Inc. (1)	1,021	10,200
Patterson Companies Inc. (1)	3,104	139,928
PolyMedica Corp.	701	24,998

PSS World Medical Inc. (1) (2)	1,542	19,198
ResMed Inc. (1) (2)	783	51,670
Respironics Inc. (1)	1,704	61,531
SonoSite Inc. (1)	322	9,995
St. Jude Medical Inc. (1)	8,359	364,536
Stereotaxis Inc. (1)	228	1,831
Steris Corp. (2)	254	6,546
Stryker Corp.	6,764	321,696
SurModics Inc. (1)	319	13,835
Sybron Dental Specialties Inc. (1)	613	23,061
Symmetry Medical Inc. (1)	112	2,636
TECHNE Corp. (1) (2)	857	39,345
Thoratec Corp. (1) (2)	1,047	16,061
TriPath Imaging Inc. (1)	764	6,540
Varian Medical Systems Inc. (1) (2)	3,079	114,939
Ventana Medical Systems Inc. (1) (2)	748	30,092
Viasys Healthcare Inc. (1)	226	5,105
Vital Images Inc. (1)	297	5,331
Vital Sign Inc.	116	5,025
VNUS Medical Technologies Inc. (1)	110	1,323
West Pharmaceutical Services Inc.	633	17,756
Wright Medical Group Inc. (1) (2)	619	16,527
Young Innovations Inc.	86	3,210
Zimmer Holdings Inc. (1)	5,692	433,560
Zoll Medical Corp. (1)	94	2,392

		11,062,444

HEALTH CARE - SERVICES—3.35%
Aetna Inc.	5,307	439,526
Alliance Imaging Inc. (1)	486	5,084
Allied Healthcare International Inc. (1)	308	2,181
Amedisys Inc. (1) (2)	393	14,455
American Healthways Inc. (1) (2)	728	30,773
American Retirement Corp. (1)	471	6,886
AMERIGROUP Corp. (1)	1,118	44,944
AmSurg Corp. (1) (2)	619	17,140
Apria Healthcare Group Inc. (1)	1,084	37,550
Beverly Enterprises Inc. (1)	2,592	33,022
Centene Corp. (1)	926	31,095
Community Health Systems Inc. (1)	1,598	60,388
Covance Inc. (1)	1,447	64,927
Coventry Health Care Inc. (1)	2,489	176,097
DaVita Inc. (1)	2,335	106,196
Genesis HealthCare Corp. (1)	55	2,545
Gentiva Health Services Inc. (1)	366	6,537
HCA Inc. (2)	10,089	571,744
Health Management Associates Inc. Class A (2)	5,155	134,958
Health Net Inc. (1)	1,466	55,943
Horizon Health Corp. (1)	213	4,982
Humana Inc. (1)	2,739	108,848
LabOne Inc. (1)	448	17,835
Laboratory Corp. of America Holdings (1)	3,124	155,888
LifePoint Hospitals Inc. (1)	1,211	61,180
Lincare Holdings Inc. (1)	2,149	87,765
Manor Care Inc. (2)	1,927	76,560
Matria Healthcare Inc. (1) (2)	378	12,183
Molina Healthcare Inc. (1) (2)	298	13,189
National Healthcare Corp.	79	2,789
Odyssey Healthcare Inc. (1) (2)	505	7,282
Option Care Inc. (2)	459	6,472
PacifiCare Health Systems Inc. (1)	1,149	82,096
PainCare Holdings Inc. (1)	1,177	5,096
Pediatrix Medical Group Inc. (1)	549	40,373

Quest Diagnostics Inc. (2)	3,715	197,898
Radiation Therapy Services Inc. (1)	337	8,947
RehabCare Group Inc. (1)	64	1,711
Renal Care Group Inc. (1)	1,511	69,657
Sierra Health Services Inc. (1) (2)	466	33,300
Specialty Laboratories Inc. (1)	78	656
Sunrise Senior Living Inc. (1)	312	16,842
Symbion Inc. (1)	296	7,060
Tenet Healthcare Corp. (1)	1,390	17,014
Triad Hospitals Inc. (1) (2)	663	36,226
U.S. Physical Therapy Inc. (1)	271	5,198
United Surgical Partners International Inc. (1)	647	33,696
UnitedHealth Group Inc.	29,101	1,517,326
Universal Health Services Inc. Class B	743	46,200
VistaCare Inc. Class A (1) (2)	150	2,770
Wellcare Health Plans Inc. (1)	362	12,855
WellChoice Inc. (1)	591	41,057
WellPoint Inc. (1)	7,324	510,043

		5,082,985

HOLDING COMPANIES - DIVERSIFIED—0.02%
Resource America Inc. Class A	100	3,853
Walter Industries Inc.	784	31,517

		35,370

HOME BUILDERS—0.66%
Beazer Homes USA Inc.	362	20,688
Brookfield Homes Corp.	316	14,410
Centex Corp.	1,529	108,054
Champion Enterprises Inc. (1)	1,889	18,777
Comstock Homebuilding Companies Inc. Class A (1)	80	1,938
D.R. Horton Inc.	4,484	168,643
Fleetwood Enterprises Inc. (1) (2)	563	5,714
Hovnanian Enterprises Inc. Class A (1) (2)	735	47,922
KB Home	1,513	115,336
Lennar Corp. Class A (2)	1,736	110,149
M.D.C. Holdings Inc.	459	37,753
NVR Inc. (1) (2)	126	102,060
Orleans Homebuilders Inc. (2)	24	563
Ryland Group Inc.	827	62,744
Standard-Pacific Corp.	78	6,860
Thor Industries Inc. (2)	846	26,590
Toll Brothers Inc. (1) (2)	1,195	121,352
William Lyon Homes Inc. (1)	18	1,746
Winnebago Industries Inc. (2)	764	25,021

		996,320

HOME FURNISHINGS—0.15%
American Woodmark Corp.	261	7,833
Bassett Furniture Industries Inc.	95	1,792
DTS Inc. (1)	371	6,615
Ethan Allen Interiors Inc. (2)	124	4,155
Harman International Industries Inc.	1,519	123,586
Leggett & Platt Inc. (2)	1,265	33,624
Maytag Corp. (2)	1,103	17,273
Stanley Furniture Co. Inc. (2)	49	1,203
Tempur-Pedic International Inc. (1) (2)	892	19,785
TiVo Inc. (1) (2)	1,646	10,995
Universal Electronics Inc. (1)	221	3,666

		230,527

HOUSEHOLD PRODUCTS & WARES—0.41%
Avery Dennison Corp. (2)	1,761	93,263
Church & Dwight Co. Inc. (2)	1,480	53,576
Fortune Brands Inc.	3,317	294,550
Fossil Inc. (1)	1,217	27,626
Harland (John H.) Co.	506	19,228
Jarden Corp. (1) (2)	643	34,671
Lifetime Hoan Corp.	34	664
Playtex Products Inc. (1) (2)	1,143	12,299
Scotts Miracle-Gro Co. (The) Class A (1)	74	5,270
Spectrum Brands Inc. (1)	659	21,747
Tupperware Corp. (2)	705	16,476
WD-40 Co.	231	6,452
Yankee Candle Co. Inc. (The) (2)	1,018	32,678

		618,500

HOUSEWARES—0.04%
Newell Rubbermaid Inc.	1,036	24,698
Toro Co.	1,004	38,764

		63,462

INSURANCE—1.42%
AFLAC Inc.	9,207	398,479
Allmerica Financial Corp. (1)	137	5,081
Ambac Financial Group Inc. (2)	551	38,438
American Equity Investment Life Holding Co. (2)	221	2,625
American International Group Inc.	15,676	910,776
Argonaut Group Inc. (1)	232	5,357
Berkley (W.R.) Corp.	398	14,201
Brown & Brown Inc.	1,274	57,254
Crawford & Co. Class B	164	1,217
Danielson Holding Corp. (1) (2)	2,470	30,060
Direct General Corp. (2)	19	354
Enstar Group Inc. (1)	78	5,287
Erie Indemnity Co. Class A	160	8,680
Gallagher (Arthur J.) & Co.	1,821	49,404
HCC Insurance Holdings Inc.	723	27,380
Hilb, Rogal & Hobbs Co. (2)	167	5,745
Markel Corp. (1)	92	31,188
MBIA Inc.	154	9,134
Midland Co. (The)	92	3,237
National Interstate Corp. (1)	207	4,154
Navigators Group Inc. (The) (1)	141	4,874
Philadelphia Consolidated Holding Corp. (1)	303	25,682
ProAssurance Corp. (1)	187	7,809
Progressive Corp. (The)	4,140	409,073
Prudential Financial Inc.	834	54,760
Safety Insurance Group Inc.	41	1,384
SeaBright Insurance Holdings (1)	19	217
Tower Group Inc.	68	1,063
Transatlantic Holdings Inc.	83	4,633
Unitrin Inc.	562	27,594
Universal American Financial Corp. (1)	213	4,818
Zenith National Insurance Corp.	90	6,107

		2,156,065

INTERNET—3.21%
Agile Software Corp. (1)	630	3,969
Akamai Technologies Inc. (1) (2)	2,506	32,904
Amazon.com Inc. (1) (2)	7,057	233,446
Applied Digital Solutions Inc. (1)	1,425	4,688
aQuantive Inc. (1) (2)	1,384	24,524
Arbinet-thexchange Inc. (1)	242	1,621
AsiaInfo Holdings Inc. (1)	374	2,061

Ask Jeeves Inc. (1)	1,420	42,870
Audible Inc. (1)	422	7,330
autobytel.com Inc. (1)	925	4,468
Avocent Corp. (1)	918	23,997
Blue Nile Inc. (1) (2)	269	8,794
CheckFree Corp. (1) (2)	1,545	52,623
Click Commerce Inc. (1)	220	5,053
CMGI Inc. (1)	9,112	17,222
CNET Networks Inc. (1) (2)	3,131	36,758
Cogent Communications Group Inc. (1)	326	2,165
Digital Insight Corp. (1)	752	17,988
Digital River Inc. (1) (2)	843	26,765
Digitas Inc. (1)	2,000	22,820
DoubleClick Inc. (1)	1,842	15,454
Drugstore.com Inc. (1)	2,106	8,782
EarthLink Inc. (1) (2)	3,162	27,383
eBay Inc. (1)	25,054	827,033
eCollege.com Inc. (1) (2)	388	4,617
E-LOAN Inc. (1)	1,568	5,237
Entrust Inc. (1)	1,465	7,017
eResearch Technology Inc. (1) (2)	1,161	15,546
F5 Networks Inc. (1)	813	38,402
Google Inc. Class A (1)	3,583	1,053,939
GSI Commerce Inc. (1)	839	14,053
Harris Interactive Inc. (1)	389	1,894
HomeStore Inc. (1)	2,404	4,880
IAC/InterActiveCorp (1) (2)	3,336	80,231
InfoSpace Inc. (1) (2)	613	20,186
Intermix Media Inc. (1)	625	5,231
Internet Security Systems Inc. (1)	613	12,438
Interwoven Inc. (1)	174	1,310
Ipass Inc. (1)	948	5,745
j2 Global Communications Inc. (1)	611	21,043
Keynote Systems Inc. (1)	318	3,711
Lionbridge Technologies Inc. (1)	1,348	9,139
Macromedia Inc. (1)	1,779	67,993
MatrixOne Inc. (1)	172	860
McAfee Inc. (1)	3,652	95,609
Monster Worldwide Inc. (1) (2)	2,428	69,635
Motive Inc. (1)	551	5,471
NetFlix Inc. (1) (2)	835	13,702
NIC Inc. (1)	701	3,239
Nutri/System Inc. (1)	352	5,196
1-800 CONTACTS INC. (1)	151	2,925
1-800-FLOWERS.COM Inc. (1)	626	4,407
Openwave Systems Inc. (1) (2)	1,619	26,552
Opsware Inc. (1)	1,467	7,511
Overstock.com Inc. (1) (2)	203	7,227
Phase Forward Inc. (1)	835	5,678
Priceline.com Inc. (1) (2)	553	12,901
ProQuest Co. (1) (2)	482	15,805
RealNetworks Inc. (1)	2,905	14,438
Redback Networks Inc. (1)	653	4,166
RightNow Technologies Inc. (1)	241	2,897
RSA Security Inc. (1)	551	6,325
S1 Corp. (1)	510	2,402
Sapient Corp. (1)	1,570	12,450
Secure Computing Corp. (1)	769	8,367
SeeBeyond Technology Corp. (1)	1,632	6,822
Sohu.com Inc. (1) (2)	622	13,634
Stamps.com Inc. (1)	361	6,769
Stellent Inc. (1)	392	2,940
SupportSoft Inc. (1)	789	4,095

Symantec Corp. (1)	16,365	355,775
Terremark Worldwide Inc. (1)	733	5,131
TIBCO Software Inc. (1)	3,533	23,106
Travelzoo Inc. (1) (2)	144	4,728
TriZetto Group Inc. (The) (1)	915	12,819
United Online Inc.	450	4,887
ValueClick Inc. (1) (2)	1,846	22,761
VeriSign Inc. (1) (2)	6,001	172,589
Vignette Corp. (1)	292	3,285
WebEx Communications Inc. (1) (2)	712	18,804
WebMD Corp. (1) (2)	6,039	62,021
Websense Inc. (1) (2)	565	27,148
WebSideStory Inc. (1)	124	1,818
Yahoo! Inc. (1)	27,841	964,691

		4,864,916

INVESTMENT COMPANIES—0.00%
Gladstone Capital Corp. (2)	11	257
NGP Capital Resources Co.	179	2,672
Technology Investment Capital Corp.	253	3,744

		6,673

IRON & STEEL—0.07%
AK Steel Holding Corp. (1) (2)	2,183	13,993
Allegheny Technologies Inc.	2,128	46,944
Cleveland-Cliffs Inc.	463	26,743
Gibraltar Industries Inc. (2)	145	2,688
Reliance Steel & Aluminum Co.	478	17,719
Steel Technologies Inc.	242	4,090

		112,177

LEISURE TIME—0.34%
Ambassadors Group Inc.	149	5,541
Brunswick Corp. (2)	1,611	69,789
Escalade Inc.	254	3,513
Harley-Davidson Inc.	6,568	325,773
Life Time Fitness Inc. (1)	464	15,224
Marine Products Corp.	357	5,194
Multimedia Games Inc. (1) (2)	211	2,323
Nautilus Inc.	684	19,494
Polaris Industries Inc. (2)	989	53,406
WMS Industries Inc. (1) (2)	453	15,289

		515,546

LODGING—0.81%
Ameristar Casinos Inc. (2)	464	12,106
Boyd Gaming Corp. (2)	1,002	51,232
Choice Hotels International Inc.	376	24,703
Harrah’s Entertainment Inc.	2,586	186,373
Hilton Hotels Corp.	8,671	206,803
Lakes Gaming Inc. (1)	310	4,774
Las Vegas Sands Corp. (1) (2)	486	17,374
Marriott International Inc. Class A	4,288	292,527
MGM Mirage (1)	2,718	107,578
Monarch Casino & Resort Inc. (1)	237	5,223
MTR Gaming Group Inc. (1)	475	5,529
Riviera Holdings Corp. (1)	241	5,459
Starwood Hotels & Resorts Worldwide Inc.	3,013	176,471
Station Casinos Inc.	1,245	82,668
Wynn Resorts Ltd. (1) (2)	1,053	49,775

		1,228,595

MACHINERY—0.97%
Applied Industrial Technologies Inc.	566	18,276
Astec Industries Inc. (1)	380	8,812
Bucyrus International Inc. Class A	406	15,420
Caterpillar Inc.	7,822	745,515
Cognex Corp. (2)	1,025	26,845
Cummins Inc.	569	42,453
Deere & Co.	603	39,490
Global Power Equipment Group Inc. (1)	319	2,536
Graco Inc.	1,629	55,500
IDEX Corp.	877	33,861
JLG Industries Inc. (2)	1,087	29,871
Joy Global Inc.	1,778	59,723
Kadant Inc. (1)	83	1,820
Lindsay Manufacturing Co. (2)	239	5,636
Manitowoc Co. Inc. (The)	624	25,596
Middleby Corp. (The) (1) (2)	132	6,978
Nordson Corp.	357	12,238
Presstek Inc. (1) (2)	483	5,468
Rockwell Automation Inc.	4,176	203,413
Sauer-Danfoss Inc.	76	1,351
Stewart & Stevenson Services Inc.	406	9,200
TurboChef Technologies Inc. (1)	284	5,089
Unova Inc. (1) (2)	1,021	27,189
Wabtec Corp.	1,074	23,070
Zebra Technologies Corp. Class A (1)	1,603	70,195

		1,475,545

MANUFACTURING—6.12%
Actuant Corp. Class A (1)	593	28,428
Applied Films Corp. (1)	9	230
Blount International Inc. (1)	434	7,243
Brink’s Co. (The)	1,007	36,252
Carlisle Companies Inc. (2)	338	23,197
Ceradyne Inc. (1)	459	11,048
CLARCOR Inc. (2)	945	27,641
CUNO Inc. (1)	383	27,362
Danaher Corp. (2)	5,447	285,096
Donaldson Co. Inc.	1,759	53,350
Dover Corp. (2)	3,180	115,688
Eaton Corp.	935	56,006
ESCO Technologies Inc. (1)	226	22,781
General Electric Co.	184,497	6,392,821
Harsco Corp.	797	43,476
Illinois Tool Works Inc.	5,413	431,308
ITT Industries Inc. (2)	1,917	187,157
Jacuzzi Brands Inc. (1)	1,551	16,642
Lancaster Colony Corp.	101	4,335
Matthews International Corp. Class A	718	27,973
Pall Corp.	303	9,199
Pentair Inc.	1,913	81,896
Raven Industries Inc.	274	6,417
Roper Industries Inc.	864	61,664
Textron Inc.	608	46,117
3M Co.	17,689	1,278,915
Tredegar Corp.	317	4,945

		9,287,187

MEDIA—2.65%
Beasley Broadcast Group Inc. Class A (1)	156	2,260
Cablevision Systems Corp. (1)	4,518	145,480
CKX Inc. (1)	371	4,773
Clear Channel Communications Inc.	4,220	130,525
Comcast Corp. Class A (1)	22,056	677,119

Courier Corp.	124	4,763
Crown Media Holdings Inc. (1) (2)	371	3,499
Cumulus Media Inc. Class A (1)	199	2,344
Dex Media Inc.	3,355	81,896
DIRECTV Group Inc. (The) (1)	14,570	225,835
Dow Jones & Co. Inc. (2)	1,260	44,667
EchoStar Communications Corp.	5,340	161,001
Emmis Communications Corp. (1) (2)	209	3,693
Entravision Communications Corp. (1)	1,273	9,917
Fisher Communications Inc. (1)	88	4,162
Gemstar-TV Guide International Inc. (1)	5,024	18,036
Hollinger International Inc. (2)	1,430	14,314
Journal Communications Inc. Class A	34	571
Journal Register Co. (1) (2)	537	9,403
Liberty Corp.	97	3,571
Liberty Global Inc. Class A (1)	2,342	109,324
Liberty Media Corp. Class A (1)	23,636	240,851
LodgeNet Entertainment Corp. (1)	435	7,217
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	440	12,839
McGraw-Hill Companies Inc. (The)	8,638	382,231
Mediacom Communications Corp. (1)	1,338	9,192
Meredith Corp.	976	47,883
Nelson (Thomas) Inc.	96	2,089
News Corp. Class A	21,371	345,783
Outdoor Channel Holdings Inc. (1)	264	3,633
Playboy Enterprises Inc. Class B (1) (2)	613	7,932
Radio One Inc. Class D (1) (2)	687	8,773
Readers Digest Association Inc. (The)	1,857	30,640
Regent Communications Inc. (1)	386	2,266
Saga Communications Inc. (1) (2)	130	1,820
Salem Communications Corp. Class A (1)	230	4,563
Scripps (E.W.) Co. Class A	1,825	89,060
Sinclair Broadcast Group Inc. Class A	1,129	10,251
Sirius Satellite Radio Inc. (1)	30,002	194,413
Spanish Broadcasting System Inc. Class A (1)	559	5,584
Time Warner Inc. (1)	5,784	96,651
Univision Communications Inc. Class A (1) (2)	2,604	71,740
Value Line Inc.	61	2,394
Viacom Inc. Class B	5,934	190,007
Walt Disney Co. (The)	11,311	284,811
Washington Post Co. (The) Class B	112	93,523
Westwood One Inc.	396	8,090
Wiley (John) & Sons Inc. Class A	1,039	41,279
World Wrestling Entertainment Inc.	18	206
WPT Enterprises Inc. (1) (2)	239	4,658
XM Satellite Radio Holdings Inc. Class A (1) (2)	4,794	161,366

		4,018,898

METAL FABRICATE & HARDWARE—0.09%
Earle M Jorgensen Co. (1)	466	3,751
Kaydon Corp.	425	11,836
Lawson Products Inc.	81	3,144
Metals USA Inc. (1)	255	4,850
Mueller Industries Inc.	207	5,610
NN Inc.	386	4,894
NS Group Inc. (1)	440	14,304
Precision Castparts Corp.	533	41,521
Quanex Corp.	450	23,854
Timken Co. (The)	839	19,381
Worthington Industries Inc.	287	4,535

		137,680

METALS - DIVERSIFIED—0.01%
Dynamic Materials Corp.	118	4,565
Sun Hydraulics Corp.	130	4,731

		9,296

MINING—0.22%
AMCOL International Corp.	412	7,741
Charles & Colvard Ltd.	250	6,135
Coeur d’Alene Mines Corp. (1) (2)	4,981	18,081
Freeport-McMoRan Copper & Gold Inc.	4,063	152,119
Hecla Mining Co. (1)	2,676	12,203
Phelps Dodge Corp.	1,166	107,855
Royal Gold Inc. (2)	405	8,149
Southern Peru Copper Corp.	542	23,219
Titanium Metals Corp. (1) (2)	98	5,565

		341,067

OFFICE & BUSINESS EQUIPMENT—0.10%
General Binding Corp. (1)	152	3,332
Global Imaging Systems Inc. (1) (2)	446	14,210
Imagistics International Inc. (1)	205	5,740
Navarre Corp. (1) (2)	543	4,341
Pitney Bowes Inc.	2,812	122,463
TRM Corp. (1)	296	4,979

		155,065

OFFICE FURNISHINGS—0.09%
Herman Miller Inc. (2)	1,616	49,837
HNI Corp.	1,295	66,239
Interface Inc. Class A (1)	642	5,168
Knoll Inc.	333	5,698
Steelcase Inc. Class A	502	6,953

		133,895

OIL & GAS—1.53%
Atlas America Inc. (1) (2)	16	595
ATP Oil & Gas Corp. (1)	316	7,394
Atwood Oceanics Inc. (1)	332	20,438
Berry Petroleum Co. Class A	276	14,595
Cabot Oil & Gas Corp.	535	18,564
Callon Petroleum Co. (1)	37	547
Carrizo Oil & Gas Inc. (1)	294	5,016
Cheniere Energy Inc. (1)	1,158	36,014
Chesapeake Energy Corp.	2,679	61,081
Clayton Williams Energy Inc. (1)	143	4,289
Comstock Resources Inc. (1)	962	24,329
Crosstex Energy Inc.	192	9,274
Delta Petroleum Corp. (1) (2)	868	12,256
Denbury Resources Inc. (1)	1,263	50,230
Diamond Offshore Drilling Inc. (2)	1,301	69,512
Encore Acquisition Co. (1)	215	8,815
Endeavour International Corp. (1)	1,316	4,777
Energy Partners Ltd. (1)	185	4,849
ENSCO International Inc.	2,428	86,801
EOG Resources Inc.	5,452	309,674
Frontier Oil Corp.	1,206	35,396
FX Energy Inc. (1) (2)	845	9,320
Gasco Energy Inc. (1)	1,467	5,428
Giant Industries Inc. (1)	146	5,256
Goodrich Petroleum Corp. (1)	231	4,754
Grey Wolf Inc. (1)	4,295	31,826
Helmerich & Payne Inc.	744	34,908
Holly Corp.	374	17,455
KCS Energy Inc. (1)	1,242	21,574

MarkWest Hydrocarbon Inc.	214	4,965
Mission Resources Corp. (1)	1,179	9,515
Murphy Oil Corp.	3,742	195,445
Newfield Exploration Co. (1)	2,053	81,894
Noble Energy Inc.	274	20,728
Parallel Petroleum Corp. (1)	608	5,381
Parker Drilling Co. (1)	1,858	13,025
Patterson-UTI Energy Inc.	3,912	108,871
Penn Virginia Corp. (2)	206	9,202
Petroleum Development Corp. (1)	298	9,491
Pioneer Drilling Co. (1)	347	5,295
Pioneer Natural Resources Co.	219	9,216
Plains Exploration & Production Co. (1)	1,713	60,863
Pride International Inc. (1)	1,850	47,545
Quicksilver Resources Inc. (1) (2)	860	54,980
Range Resources Corp.	1,787	48,070
Remington Oil & Gas Corp. (1)	392	13,994
Rowan Companies Inc.	1,440	42,782
Southwestern Energy Co. (1) (2)	1,622	76,202
Spinnaker Exploration Co. (1)	89	3,159
St. Mary Land & Exploration Co.	940	27,241
Sunoco Inc.	1,221	138,803
Tesoro Corp.	832	38,705
Tipperary Corp. (1)	788	4,925
TODCO Class A (1)	996	25,567
Toreador Resources Corp. (1)	232	5,635
Tri-Valley Corp. (1)	391	5,447
Unit Corp. (1)	1,036	45,594
W&T Offshore Inc.	111	2,672
Warren Resources Inc. (1)	442	4,619
XTO Energy Inc.	8,337	283,375

		2,318,173

OIL & GAS SERVICES—1.21%
Baker Hughes Inc.	7,811	399,611
BJ Services Co.	3,750	196,800
Cal Dive International Inc. (1) (2)	902	47,238
CARBO Ceramics Inc. (2)	328	25,899
Cooper Cameron Corp. (1)	990	61,430
Dril-Quip Inc. (1)	70	2,031
FMC Technologies Inc. (1) (2)	1,518	48,530
Global Industries Ltd. (1)	695	5,908
Grant Prideco Inc. (1)	2,771	73,293
Gulf Island Fabrication Inc.	90	1,789
Halliburton Co.	10,276	491,398
Hornbeck Offshore Services Inc. (1)	281	7,612
Hydril Co. LP (1)	393	21,360
Lone Star Technologies Inc. (1)	636	28,938
Lufkin Industries Inc.	210	7,556
Maverick Tube Corp. (1)	493	14,691
National Oilwell Varco Inc. (1)	2,250	106,965
Newpark Resources Inc. (1)	1,654	12,405
Oceaneering International Inc. (1)	499	19,286
Oil States International Inc. (1)	788	19,834
RPC Inc.	309	5,228
Smith International Inc.	2,464	156,957
Superior Energy Services Inc. (1)	1,655	29,459
Tetra Technologies Inc. (1)	555	17,677
Tidewater Inc.	553	21,080
W-H Energy Services Inc. (1)	548	13,662

		1,836,637

PACKAGING & CONTAINERS—0.09%
Ball Corp.	403	14,492
Crown Holdings Inc. (1)	3,656	52,025
Greif Inc. Class A	289	17,658
Pactiv Corp. (1)	451	9,733
Sealed Air Corp. (1)	704	35,052
Silgan Holdings Inc.	106	5,961

		134,921

PHARMACEUTICALS—5.85%
Abbott Laboratories	31,184	1,528,328
Abgenix Inc. (1)	1,809	15,521
ACADIA Pharmaceuticals Inc. (1)	555	4,662
Accredo Health Inc. (1)	1,164	52,846
Adolor Corp. (1)	845	7,816
Alkermes Inc. (1) (2)	2,206	29,163
Allergan Inc. (2)	3,014	256,913
Alpharma Inc. Class A	342	4,949
American Pharmaceutical Partners Inc. (1)	519	21,409
Amylin Pharmaceuticals Inc. (1) (2)	2,389	50,002
Andrx Corp. (1)	1,309	26,586
Antigenics Inc. (1) (2)	165	893
Array BioPharma Inc. (1)	758	4,775
AtheroGenics Inc. (1) (2)	762	12,177
AVANIR Pharmaceuticals Class A (1)	1,894	5,303
Barr Pharmaceuticals Inc. (1)	2,324	113,272
Bentley Pharmaceuticals Inc. (1)	306	3,351
Bioenvision Inc. (1)	641	4,666
BioMarin Pharmaceutical Inc. (1)	1,006	7,535
Bio-Reference Laboratories Inc. (1) (2)	304	4,220
BioScrip Inc. (1)	432	2,592
Bone Care International Inc. (1)	414	13,650
Bristol-Myers Squibb Co.	18,081	451,663
Caraco Pharmaceutical Laboratories Ltd. (1)	330	2,831
Cardinal Health Inc.	6,409	369,030
Caremark Rx Inc. (1)	9,269	412,656
Cell Therapeutics Inc. (1) (2)	1,457	3,948
Cephalon Inc. (1)	1,383	55,057
Connetics Corp. (1) (2)	705	12,436
Conor Medsystems Inc. (1)	324	4,973
Corixa Corp. (1)	1,237	5,418
Cubist Pharmaceuticals Inc. (1)	1,244	16,383
CV Therapeutics Inc. (1) (2)	867	19,438
Cypress Bioscience Inc. (1)	610	8,052
Discovery Laboratories Inc. (1) (2)	1,322	9,637
DOV Pharmaceutical Inc. (1)	649	12,110
Durect Corp. (1) (2)	777	3,955
DUSA Pharmaceuticals Inc. (1)	212	1,972
Endo Pharmaceuticals Holdings Inc. (1)	1,095	28,777
Eon Labs Inc. (1)	720	22,061
Express Scripts Inc. (1) (2)	2,888	144,342
Eyetech Pharmaceuticals Inc. (1)	606	7,660
First Horizon Pharmaceutical Corp. (1) (2)	521	9,920
Forest Laboratories Inc. (1)	8,111	315,112
Gilead Sciences Inc. (1)	10,412	458,024
HealthExtras Inc. (1) (2)	494	9,915
Hi-Tech Pharmacal Co. (1)	177	5,639
Hospira Inc. (1)	1,694	66,066
Idenix Pharmaceuticals Inc. (1) (2)	244	5,290
ImClone Systems Inc. (1) (2)	1,647	51,008
Impax Laboratories Inc. (1) (2)	1,160	18,212
Inspire Pharmaceuticals Inc. (1) (2)	1,151	9,691
Introgen Therapeutics Inc. (1)	785	5,055
Isis Pharmaceuticals Inc. (1)	1,164	4,551

ISTA Pharmaceuticals Inc. (1)	315	2,621
IVAX Corp. (1)	4,666	100,319
Kinetic Concepts Inc. (1)	1,066	63,960
Kos Pharmaceuticals Inc. (1) (2)	325	21,288
K-V Pharmaceutical Co. Class A (1) (2)	857	14,355
Ligand Pharmaceuticals Inc. Class B (1)	1,925	13,379
Lilly (Eli) & Co.	21,047	1,172,528
Mannatech Inc. (2)	253	4,812
MannKind Corp. (1)	322	3,236
Marshall Edwards Inc. (1) (2)	323	2,306
Medarex Inc. (1)	2,273	18,934
Medco Health Solutions Inc. (1)	4,368	233,076
Medicines Co. (The) (1) (2)	1,039	24,302
Medicis Pharmaceutical Corp. Class A (2)	1,253	39,758
Merck & Co. Inc.	11,737	361,500
MGI Pharma Inc. (1)	1,732	37,688
Mylan Laboratories Inc.	1,845	35,498
Nabi Biopharmaceuticals (1)	1,382	21,048
Nastech Pharmaceutical Co. Inc. (1)	383	5,450
Nature’s Sunshine Products Inc.	317	5,528
NBTY Inc. (1)	459	11,906
NeighborCare Inc. (1)	876	29,057
NeoPharm Inc. (1)	403	4,026
Neurocrine Biosciences Inc. (1)	867	36,466
New River Pharmaceuticals Inc. (1)	166	4,983
NitroMed Inc. (1)	206	4,007
Northfield Laboratories Inc. (1)	494	7,069
Noven Pharmaceuticals Inc. (1)	538	9,404
NPS Pharmaceuticals Inc. (1) (2)	581	6,594
Nuvelo Inc. (1)	216	1,670
Omnicare Inc. (2)	795	33,732
Onyx Pharmaceuticals Inc. (1) (2)	838	20,011
OSI Pharmaceuticals Inc. (1) (2)	1,140	46,592
Pain Therapeutics Inc. (1) (2)	488	3,294
Par Pharmaceutical Companies Inc. (1) (2)	648	20,613
Penwest Pharmaceuticals Co. (1)	481	5,685
Perrigo Co.	115	1,603
Pharmion Corp. (1)	537	12,464
POZEN Inc. (1)	695	5,699
Prestige Brands Holdings Inc. (1)	88	1,716
Priority Healthcare Corp. Class B (1)	637	16,154
Progenics Pharmaceuticals Inc. (1) (2)	467	9,742
Renovis Inc. (1)	597	9,116
Rigel Pharmaceuticals Inc. (1)	434	8,645
Salix Pharmaceuticals Ltd. (1) (2)	954	16,848
Schering-Plough Corp. (2)	33,948	647,049
Sepracor Inc. (1)	2,433	146,004
Star Scientific Inc. (1) (2)	1,018	4,550
Tanox Inc. (1)	54	633
Threshold Pharmaceuticals Inc. (1) (2)	54	446
Tiens Biotech Group (USA) Inc. (1)	48	308
Trimeris Inc. (1) (2)	314	3,134
United Therapeutics Inc. (1) (2)	484	23,329
USANA Health Sciences Inc. (1)	184	7,783
Valeant Pharmaceuticals International (2)	2,005	35,348
VCA Antech Inc. (1)	1,820	44,135
ViaCell Inc. (1)	75	799
Vicuron Pharmaceuticals Inc. (1)	1,315	36,689
Wyeth	15,342	682,719
Zymogenetics Inc. (1)	687	12,091

		8,875,210

PIPELINES—0.31%
Equitable Resources Inc.	1,226	83,368
Kinder Morgan Inc.	2,012	167,398
Questar Corp.	431	28,403
Western Gas Resources Inc.	1,145	39,961
Williams Companies Inc.	7,662	145,578

		464,708

REAL ESTATE—0.19%
Bluegreen Corp. (1)	54	940
CB Richard Ellis Group Inc. Class A (1)	1,093	47,939
Consolidated-Tomoka Land Co.	108	9,288
Forest City Enterprises Inc. Class A	723	51,333
HouseValues Inc. (1)	92	1,663
Jones Lang LaSalle Inc. (1)	641	28,351
One Liberty Properties Inc.	71	1,470
St. Joe Co. (The) (2)	1,716	139,923
Tarragon Corp. (1) (2)	215	5,429
Trammell Crow Co. (1)	112	2,715
ZipRealty Inc. (1)	150	1,926

		290,977

REAL ESTATE INVESTMENT TRUSTS—0.57%
Aames Investment Corp.	281	2,731
Acadia Realty Trust	84	1,567
Alexander’s Inc. (1)	51	12,686
Alexandria Real Estate Equities Inc.	134	9,842
Capital Automotive REIT	546	20,841
Catellus Development Corp.	952	31,226
CenterPoint Properties Trust	115	4,865
Cousins Properties Inc.	314	9,288
DiamondRock Hospitality Co.	168	1,898
Digital Realty Trust Inc.	29	504
EastGroup Properties Inc.	118	4,969
ECC Capital Corp.	796	5,301
Entertainment Properties Trust	349	16,054
Equity Lifestyle Properties Inc. (2)	298	11,848
Federal Realty Investment Trust	426	25,134
Gables Residential Trust	116	5,015
General Growth Properties Inc.	1,972	81,029
Getty Realty Corp.	323	8,947
Glimcher Realty Trust (2)	740	20,535
Global Signal Inc.	283	10,655
GMH Communities Trust	369	5,111
Inland Real Estate Corp.	920	14,794
Kilroy Realty Corp.	197	9,356
Lexington Corporate Properties Trust	199	4,838
Macerich Co. (The)	376	25,211
MFA Mortgage Investments Inc.	287	2,138
Mid-America Apartment Communities Inc.	44	1,998
Mills Corp.	1,250	75,988
National Health Realty Inc.	49	912
Nationwide Health Properties Inc.	213	5,029
New Century Financial Corp. (2)	597	30,716
Omega Healthcare Investors Inc.	834	10,725
Public Storage Inc.	1,454	91,966
RAIT Investment Trust	217	6,499
Saul Centers Inc.	187	6,797
Simon Property Group Inc.	1,404	101,776
SL Green Realty Corp.	78	5,031
Sovran Self Storage Inc.	56	2,546
Strategic Hotel Capital Inc.	179	3,222
Sun Communities Inc.	136	5,058
Tanger Factory Outlet Centers Inc.	546	14,704

Taubman Centers Inc. (2)	669	22,806
Town & Country Trust (The) (2)	384	10,948
United Dominion Realty Trust Inc.	1,221	29,365
Universal Health Realty Income Trust	129	4,916
Ventas Inc.	1,870	56,474
Washington Real Estate Investment Trust	890	27,768

		861,627

RETAIL—10.32%
Abercrombie & Fitch Co. Class A (2)	2,004	137,675
AC Moore Arts & Crafts Inc. (1) (2)	308	9,736
Advance Auto Parts Inc. (1)	1,668	107,669
Aeropostale Inc. (1)	1,322	44,419
AFC Enterprises Inc.	365	4,811
American Eagle Outfitters Inc.	2,715	83,215
America’s Car-Mart Inc. (1) (2)	249	5,605
AnnTaylor Stores Corp. (1)	855	20,759
Applebee’s International Inc.	1,916	50,755
AutoZone Inc. (1)	1,314	121,492
Barnes & Noble Inc. (1)	256	9,933
Bebe Stores Inc. (2)	491	12,997
Bed Bath & Beyond Inc. (1)	6,790	283,686
Best Buy Co. Inc.	6,218	426,244
Big 5 Sporting Goods Corp.	544	15,439
Big Lots Inc. (1)	579	7,666
BJ’s Restaurants Inc. (1)	240	4,882
Bombay Co. Inc. (The) (1) (2)	235	1,340
Brinker International Inc. (1)	2,084	83,464
Brookstone Inc. (1)	532	10,044
Buckle Inc. (The)	88	3,902
Buffalo Wild Wings Inc. (1) (2)	209	6,521
Build-A-Bear Workshop Inc. (1) (2)	131	3,072
Cabela’s Inc. Class A (1) (2)	446	9,527
Cache Inc. (1)	328	5,451
California Pizza Kitchen Inc. (1) (2)	380	10,363
CarMax Inc. (1)	2,382	63,480
Cash America International Inc.	105	2,113
Casual Male Retail Group Inc. (1)	482	3,523
Cato Corp. Class A	236	4,863
CBRL Group Inc.	467	18,148
CEC Entertainment Inc. (1)	842	35,440
Charlotte Russe Holding Inc. (1) (2)	368	4,585
Cheesecake Factory (The) (1) (2)	1,827	63,452
Chico’s FAS Inc. (1) (2)	4,180	143,290
Children’s Place Retail Stores Inc. (The) (1) (2)	461	21,515
Christopher & Banks Corp. (2)	918	16,763
Circuit City Stores Inc. (2)	1,699	29,376
Citi Trends Inc. (1)	185	3,345
CKE Restaurants Inc. (2)	1,397	19,446
Claire’s Stores Inc.	1,870	44,974
Coldwater Creek Inc. (1) (2)	714	17,786
Conn’s Inc. (1)	36	881
Copart Inc. (1)	1,572	37,414
Cost Plus Inc. (1)	326	8,130
Costco Wholesale Corp.	4,117	184,524
CSK Auto Corp. (1)	933	15,562
CVS Corp.	18,518	538,318
Darden Restaurants Inc.	3,527	116,320
Deb Shops Inc.	73	2,115
Denny’s Corp. (1)	1,119	5,595
Design Within Reach Inc. (1)	418	7,566
Dick’s Sporting Goods Inc. (1) (2)	857	33,072
Dollar General Corp.	7,515	153,005

Dollar Tree Stores Inc. (1)	1,789	42,936
Dress Barn Inc. (1)	330	7,468
Electronics Boutique Holdings Corp. (1)	251	15,936
Family Dollar Stores Inc.	3,003	78,378
Finish Line Inc. (The)	997	18,863
Foot Locker Inc.	1,787	48,642
Fred’s Inc. (2)	626	10,379
GameStop Corp. Class B (1)	964	28,824
Gap Inc. (The)	13,750	271,563
Genesco Inc. (1) (2)	396	14,688
Goody’s Family Clothing Inc.	381	2,810
Guitar Center Inc. (1)	594	34,672
Hibbet Sporting Goods Inc. (1)	501	18,958
Home Depot Inc.	49,601	1,929,479
Hot Topic Inc. (1)	919	17,571
IHOP Corp.	113	4,903
Insight Enterprises Inc. (1)	207	4,177
Jack in the Box Inc. (1)	124	4,702
Jill (J.) Group Inc. (The) (1)	168	2,310
Joseph A. Bank Clothiers Inc. (1) (2)	289	12,514
Kenneth Cole Productions Inc. Class A	245	7,624
Kohl’s Corp. (1) (2)	7,062	394,836
Krispy Kreme Doughnuts Inc. (1) (2)	623	4,336
Limited Brands Inc.	7,827	167,654
Longs Drug Stores Corp. (2)	556	23,936
Lowe’s Companies Inc.	17,808	1,036,782
MarineMax Inc. (1)	196	6,125
McCormick & Schmick’s Seafood Restaurants Inc. (1)	237	3,742
Men’s Wearhouse Inc. (The) (1)	1,042	35,876
Michaels Stores Inc.	3,174	131,308
Movie Gallery Inc.	492	13,004
MSC Industrial Direct Co. Inc. Class A	994	33,548
Neiman-Marcus Group Inc. Class A	149	14,441
New York & Co. Inc. (1)	397	8,361
99 Cents Only Stores (1) (2)	304	3,864
Nordstrom Inc.	2,489	169,177
Nu Skin Enterprises Inc. Class A (2)	1,195	27,844
O’Charley’s Inc. (1)	23	406
O’Reilly Automotive Inc. (1) (2)	2,346	69,934
Outback Steakhouse Inc. (2)	1,342	60,712
P.F. Chang’s China Bistro Inc. (1) (2)	607	35,801
Pacific Sunwear of California Inc. (1)	1,756	40,370
Panera Bread Co. Class A (1)	642	39,859
Pantry Inc. (The) (1)	410	15,879
Papa John’s International Inc. (1) (2)	207	8,274
Party City Corp. (1)	93	1,116
Penney (J.C.) Co. Inc. (Holding Co.)	1,843	96,905
Pep Boys-Manny, Moe & Jack Inc. (2)	458	6,201
PETCO Animal Supplies Inc. (1)	1,253	36,738
PETsMART Inc. (2)	3,342	101,430
Pier 1 Imports Inc.	547	7,762
RadioShack Corp. (2)	3,645	84,455
Rare Hospitality International Inc. (1)	749	22,822
Red Robin Gourmet Burgers Inc. (1) (2)	298	18,470
Regis Corp.	267	10,434
Restoration Hardware Inc. (1)	848	6,937
Ross Stores Inc.	3,450	99,740
Ruby Tuesday Inc. (2)	1,519	39,342
Rush Enterprises Inc. Class A (1)	359	4,789
Saks Inc. (1)	282	5,350
School Specialty Inc. (1)	183	8,510
Sears Holdings Corp. (1)	1,056	158,263

Select Comfort Corp. (1) (2)	851	18,237
7-Eleven Inc. (1)	622	18,809
Sharper Image Corp. (1) (2)	27	344
Sonic Corp. (1)	1,381	42,162
Sports Authority Inc. (The) (1)	107	3,403
Stage Stores Inc. (1)	52	2,267
Staples Inc.	16,988	362,184
Starbucks Corp. (1)	8,980	463,907
Steak n Shake Co. (The) (1)	559	10,409
Stein Mart Inc.	525	11,550
Talbots Inc. (The)	470	15,261
Target Corp.	20,360	1,107,788
Texas Roadhouse Inc. Class A (1)	414	14,387
Tiffany & Co.	1,374	45,012
TJX Companies Inc. (2)	11,105	270,407
Too Inc. (1)	210	4,908
Tractor Supply Co. (1)	799	39,231
Triarc Companies Inc. Class B (2)	853	12,676
Tuesday Morning Corp. (2)	638	20,110
Urban Outfitters Inc. (1)	1,247	70,692
Walgreen Co.	23,509	1,081,179
Wal-Mart Stores Inc.	57,856	2,788,659
Wendy’s International Inc.	1,313	62,564
West Marine Inc. (1) (2)	37	668
Wet Seal Inc. Class A (1)	828	5,618
Williams-Sonoma Inc. (1)	2,594	102,645
Wilsons The Leather Experts Inc. (1)	692	4,595
World Fuel Services Corp.	618	14,467
Yum! Brands Inc.	6,684	348,103
Zumiez Inc. (1)	143	4,168

		15,654,408

SAVINGS & LOANS—0.25%
Berkshire Hills Bancorp Inc.	13	433
BFC Financial Corp. Class A (1)	17	145
Charter Financial Corp. (2)	60	2,096
Commercial Capital Bancorp Inc.	149	2,490
Fidelity Bankshares Inc.	57	1,512
Golden West Financial Corp.	2,389	153,804
Harbor Florida Bancshares Inc. (2)	267	9,996
Hudson City Bancorp Inc.	13,716	156,500
NASB Financial Inc.	70	3,070
OceanFirst Financial Corp.	35	788
People’s Bank	1,277	38,616
PFF Bancorp Inc.	148	4,483
Rockville Financial Inc. (1)	56	684
Sound Federal Bancorp Inc.	285	4,606
Westfield Financial Inc.	89	2,157

		381,380

SEMICONDUCTORS—5.86%
Actel Corp. (1)	67	931
Advanced Micro Devices Inc. (1) (2)	4,770	82,712
Agere Systems Inc. (1) (2)	4,131	49,572
Altera Corp. (1)	8,613	170,710
AMIS Holdings Inc. (1)	692	9,231
Amkor Technology Inc. (1) (2)	1,385	6,233
Analog Devices Inc.	8,539	318,590
Applied Materials Inc.	38,389	621,134
Applied Micro Circuits Corp. (1)	2,167	5,548
Atmel Corp. (1)	6,747	15,990
ATMI Inc. (1) (2)	839	24,339
August Technology Corp. (1)	553	6,442

Broadcom Corp. Class A (1)	6,399	227,228
Brooks Automation Inc. (1) (2)	799	11,865
Cirrus Logic Inc. (1)	1,863	9,893
Cohu Inc.	264	5,293
Credence Systems Corp. (1)	825	7,466
Cree Inc. (1) (2)	1,785	45,464
Cypress Semiconductor Corp. (1) (2)	3,056	38,475
Diodes Inc. (1) (2)	257	8,018
DSP Group Inc. (1)	556	13,272
EMCORE Corp. (1)	1,112	4,593
Emulex Corp. (1)	1,679	30,659
Exar Corp. (1)	533	7,936
Fairchild Semiconductor International Inc. Class A (1)	796	11,741
FormFactor Inc. (1)	800	21,136
Freescale Semiconductor Inc. Class B (1)	1,220	25,840
Genesis Microchip Inc. (1)	308	5,686
Helix Technology Corp. (2)	271	3,599
Integrated Circuit Systems Inc. (1)	1,621	33,457
Integrated Device Technology Inc. (1)	655	7,041
Intel Corp.	141,779	3,694,761
International Rectifier Corp. (1)	1,197	57,121
Intersil Corp. Class A	1,778	33,373
IXYS Corp. (1)	724	10,266
KLA-Tencor Corp. (2)	4,556	199,097
Kulicke & Soffa Industries Inc. (1) (2)	664	5,252
Lam Research Corp. (1) (2)	3,168	91,682
Lattice Semiconductor Corp. (1)	368	1,634
Leadis Technology Inc. (1)	15	121
Linear Technology Corp. (2)	7,070	259,398
LSI Logic Corp. (1)	3,508	29,783
Mattson Technology Inc. (1)	858	6,143
Maxim Integrated Products Inc. (2)	7,574	289,403
MEMC Electronic Materials Inc. (1)	3,030	47,783
Micrel Inc. (1)	1,372	15,805
Microchip Technology Inc.	4,842	143,420
Micron Technology Inc. (1)	6,628	67,672
Microsemi Corp. (1) (2)	1,379	25,925
Microtune Inc. (1)	1,642	8,235
Monolithic Power Systems Inc. (1)	659	5,852
Mykrolis Corp. (1)	345	4,902
National Semiconductor Corp.	8,093	178,289
NetLogic Microsystems Inc. (1)	284	5,035
Novellus Systems Inc.	1,519	37,534
NVIDIA Corp. (1)	3,963	105,891
OmniVision Technologies Inc. (1) (2)	1,148	15,601
ON Semiconductor Corp. (1) (2)	3,573	16,436
Pericom Semiconductor Corp. (1)	479	3,899
Photronics Inc. (1) (2)	372	8,682
Pixelworks Inc. (1)	513	4,402
PMC-Sierra Inc. (1) (2)	4,363	40,707
PortalPlayer Inc. (1) (2)	370	7,703
Power Integrations Inc. (1)	627	13,524
QLogic Corp. (1)	2,168	66,926
Rambus Inc. (1) (2)	1,665	22,278
Rudolph Technologies Inc. (1)	48	688
Semitool Inc. (1)	62	591
Semtech Corp. (1)	1,782	29,670
SigmaTel Inc. (1)	783	13,436
Silicon Image Inc. (1) (2)	1,705	17,493
Silicon Laboratories Inc. (1) (2)	931	24,402
SiRF Technology Holdings Inc. (1)	671	11,863
Skyworks Solutions Inc. (1)	1,747	12,875

Standard Microsystems Corp. (1)	260	6,079
Supertex Inc. (1)	153	2,702
Teradyne Inc. (1)	3,247	38,867
Tessera Technologies Inc. (1)	942	31,472
Texas Instruments Inc.	38,219	1,072,807
TranSwitch Corp. (1)	2,093	4,291
TriQuint Semiconductor Inc. (1)	326	1,086
Ultratech Inc. (1) (2)	599	10,962
Varian Semiconductor Equipment Associates Inc. (1) (2)	814	30,118
Veeco Instruments Inc. (1) (2)	262	4,265
Virage Logic Corp. (1)	472	4,862
Vitesse Semiconductor Corp. (1)	3,302	6,901
Volterra Semiconductor Corp. (1) (2)	499	7,430
Xilinx Inc. (2)	8,065	205,658
Zoran Corp. (1)	246	3,269

		8,896,416

SOFTWARE—7.28%
Activision Inc. (1)	4,196	69,318
Acxiom Corp.	2,086	43,556
Adobe Systems Inc.	11,282	322,891
Advent Software Inc. (1)	526	10,657
Allscripts Healthcare Solutions Inc. (1) (2)	851	14,135
Altiris Inc. (1) (2)	544	7,986
AMICAS Inc. (1)	247	1,119
ANSYS Inc. (1)	751	26,668
Aspen Technology Inc. (1)	1,258	6,542
Autodesk Inc.	5,282	181,542
Automatic Data Processing Inc.	13,338	559,796
Avid Technology Inc. (1)	800	42,624
BEA Systems Inc. (1)	766	6,725
Blackbaud Inc.	312	4,212
Blackboard Inc. (1)	310	7,415
BMC Software Inc. (1)	2,092	37,551
CCC Information Services Group Inc. (1)	97	2,323
Cerner Corp. (1) (2)	715	48,599
Certegy Inc.	1,346	51,444
Citrix Systems Inc. (1)	3,962	85,817
Computer Associates International Inc.	7,776	213,684
Computer Programs & Systems Inc.	226	8,423
Compuware Corp. (1)	3,661	26,323
Concur Technologies Inc. (1)	704	7,413
CSG Systems International Inc. (1)	684	12,982
Dendrite International Inc. (1)	989	13,648
Digi International Inc. (1)	266	3,155
Dun & Bradstreet Corp. (1)	1,591	98,085
Eclipsys Corp. (1)	862	12,128
eFunds Corp. (1)	622	11,190
Electronic Arts Inc. (1)	7,099	401,874
Emageon Inc. (1)	220	3,082
Epicor Software Corp. (1)	1,167	15,404
EPIQ Systems Inc. (1)	188	3,076
Fair Isaac Corp.	1,215	44,347
FalconStor Software Inc. (1) (2)	451	2,945
FileNET Corp. (1)	916	23,028
First Data Corp.	17,918	719,229
Fiserv Inc. (1) (2)	4,431	190,311
Global Payments Inc.	785	53,223
Hyperion Solutions Corp. (1)	953	38,349
IDX Systems Corp. (1)	557	16,788
IMS Health Inc. (2)	5,272	130,587
Infocrossing Inc. (1) (2)	492	6,135

Informatica Corp. (1) (2)	1,748	14,666
infoUSA Inc.	781	9,138
InPhonic Inc. (1) (2)	454	6,983
Inter-Tel Inc.	180	3,350
InterVideo Inc. (1)	303	4,357
Intuit Inc. (1)	3,822	172,410
iVillage Inc. (1) (2)	880	5,262
Jupitermedia Corp. (1) (2)	516	8,839
Keane Inc. (1)	234	3,206
Majesco Holdings Inc. (1)	626	4,094
ManTech International Corp. Class A (1)	347	10,771
MapInfo Corp. (1)	609	6,401
Mercury Interactive Corp. (1)	1,996	76,567
Micromuse Inc. (1)	2,179	12,333
Microsoft Corp.	212,479	5,277,978
MicroStrategy Inc. Class A (1) (2)	387	20,526
Midway Games Inc. (1) (2)	490	5,370
MRO Software Inc. (1)	19	278
NAVTEQ Corp. (1)	1,994	74,137
Niku Corp. (1)	242	5,017
Open Solutions Inc. (1) (2)	305	6,195
Oracle Corp. (1)	86,690	1,144,308
Packeteer Inc. (1)	920	12,972
Parametric Technology Corp. (1)	5,890	37,578
PDF Solutions Inc. (1)	249	3,267
Per-Se Technologies Inc. (1) (2)	381	8,009
Pinnacle Systems Inc. (1)	690	3,795
Pixar Inc. (1) (2)	1,254	62,763
Progress Software Corp. (1)	793	23,909
QAD Inc.	86	662
Quality Systems Inc.	218	10,329
Quest Software Inc. (1)	1,341	18,278
Red Hat Inc. (1) (2)	3,952	51,771
Renaissance Learning Inc.	146	2,964
Salesforce.com Inc. (1)	1,454	29,778
ScanSoft Inc. (1) (2)	1,252	4,733
Schawk Inc.	131	3,275
SeaChange International Inc. (1)	171	1,200
SEI Investments Co.	1,419	53,000
SERENA Software Inc. (1)	629	12,140
Siebel Systems Inc.	1,607	14,302
SPSS Inc. (1)	388	7,453
SS&C Technologies Inc.	418	13,242
SSA Global Technologies Inc. (1)	290	3,480
Take-Two Interactive Software Inc. (1)	1,345	34,230
THQ Inc. (1) (2)	654	19,143
Total System Services Inc.	935	22,534
TradeStation Group Inc. (1) (2)	554	4,753
Transaction Systems Architects Inc. Class A (1)	927	22,832
Trident Microsystems Inc. (1) (2)	564	12,797
Ulticom Inc. (1)	11	117
VeriFone Holdings Inc. (1)	315	5,119
Verint Systems Inc. (1)	328	10,548
Veritas Software Corp. (1)	1,805	44,042
Wind River Systems Inc. (1)	1,629	25,543
Witness Systems Inc. (1)	549	10,008

		11,049,081

STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc. (1) (2)	277	9,551

		9,551

TELECOMMUNICATION EQUIPMENT—0.01%
Endwave Corp. (1) (2)	109	5,188
Glenayre Technologies Inc. (1)	1,183	4,460
Novatel Wireless Inc. (1) (2)	810	10,101

		19,749

TELECOMMUNICATIONS—4.90%
ADTRAN Inc.	1,537	38,102
Aeroflex Inc. (1)	222	1,865
Airspan Networks Inc. (1)	829	4,601
Alamosa Holdings Inc. (1)	2,882	40,060
Alaska Communications Systems Group Inc.	496	4,915
American Tower Corp. Class A (1)	4,614	96,986
Andrew Corp. (1)	1,077	13,743
Anixter International Inc. (1)	389	14,459
Applied Signal Technology Inc.	210	3,998
Arris Group Inc. (1)	2,177	18,962
Aspect Communications Corp. (1)	630	7,075
Atheros Communications Inc. (1)	913	7,359
Avaya Inc. (1) (2)	7,970	66,310
C-COR Inc. (1)	491	3,363
Centennial Communications Corp. (1)	340	4,719
Cisco Systems Inc. (1)	148,482	2,837,491
Commonwealth Telephone Enterprises Inc.	294	12,322
CommScope Inc. (1)	482	8,392
Comtech Telecommunications Corp. (1)	492	16,054
Comverse Technology Inc. (1)	4,005	94,718
Corning Inc. (1)	32,530	540,649
Crown Castle International Corp. (1)	3,144	63,886
Ditech Communications Corp. (1)	218	1,415
Dobson Communications Corp. Class A (1) (2)	2,999	12,776
Essex Corp. (1)	293	6,704
Extreme Networks Inc. (1)	1,851	7,589
Finisar Corp. (1) (2)	2,942	3,089
Foundry Networks Inc. (1)	2,010	17,346
GlobeTel Communications Corp. (1)	1,013	2,826
Golden Telecom Inc. (2)	327	10,032
Harmonic Inc. (1)	1,783	8,612
Harris Corp.	2,499	77,994
Hungarian Telephone and Cable Corp. (1)	177	3,044
Hypercom Corp. (1)	1,026	6,638
InterDigital Communications Corp. (1)	1,110	19,425
Intrado Inc. (1) (2)	385	5,760
Ixia (1)	791	15,377
JAMDAT Mobile Inc. (1) (2)	300	8,304
JDS Uniphase Corp. (1)	17,030	25,886
Juniper Networks Inc. (1)	9,158	230,598
Motorola Inc.	45,184	825,060
MRV Communications Inc. (1) (2)	2,253	4,889
NETGEAR Inc. (1)	846	15,736
Newport Corp. (1)	109	1,511
Nextel Communications Inc. Class A (1)	8,835	285,459
Nextel Partners Inc. Class A (1)	3,412	85,880
NII Holdings Inc. Class B (1)	1,297	82,930
North Pittsburgh Systems Inc.	383	7,491
PanAmSat Holding Corp.	365	7,486
Plantronics Inc.	1,097	39,887
Polycom Inc. (1)	1,247	18,593
Premiere Global Services Inc. (1)	1,777	20,062
QUALCOMM Inc.	37,552	1,239,592
RF Micro Devices Inc. (1)	992	5,387
SafeNet Inc. (1) (2)	287	9,775
SBA Communications Corp. (1)	1,509	20,372
Scientific-Atlanta Inc.	2,912	96,882

Shenandoah Telecommunications Co.	20	795
Sonus Networks Inc. (1)	5,228	24,990
SpectraLink Corp. (2)	396	4,166
SpectraSite Inc. (1)	1,046	77,854
Symmetricom Inc. (1)	1,111	11,521
Syniverse Holdings Inc. (1)	398	5,572
Tekelec (1) (2)	1,145	19,236
Telephone & Data Systems Inc. (2)	338	13,794
Telkonet Inc. (1)	1,015	5,004
Terayon Communication Systems Inc. (1)	2,318	7,163
UbiquiTel Inc. (1)	1,570	12,811
United States Cellular Corp. (1)	107	5,344
UTStarcom Inc. (1) (2)	1,316	9,857
Valor Communications Group Inc.	245	3,381
Viasat Inc. (1)	455	9,250
Westell Technologies Inc. Class A (1)	1,258	7,523
Western Wireless Corp. Class A (1)	1,936	81,893
Wireless Facilities Inc. (1) (2)	526	3,330

		7,433,920

TEXTILES—0.10%
Cintas Corp. (2)	3,225	124,485
Innovo Group Inc. (1)	1,119	2,395
Mohawk Industries Inc. (1) (2)	297	24,503

		151,383

TOYS, GAMES & HOBBIES—0.04%
Jakks Pacific Inc. (1)	231	4,438
LeapFrog Enterprises Inc. (1) (2)	90	1,017
Marvel Enterprises Inc. (1) (2)	1,719	33,899
Mattel Inc.	1,150	21,045
RC2 Corp. (1)	104	3,907

		64,306

TRANSPORTATION—1.48%
ABX Air Inc. (1)	599	4,882
Arkansas Best Corp.	127	4,040
CH Robinson Worldwide Inc. (2)	1,995	116,109
CNF Inc. (2)	1,158	51,994
Covenant Transport Inc. Class A (1)	26	343
Dynamex Inc. (1)	291	4,959
EGL Inc. (1)	699	14,204
Expeditors International Washington Inc.	2,470	123,031
FedEx Corp.	6,909	559,698
Florida East Coast Industries Inc.	691	29,920
Forward Air Corp.	727	20,552
Genesee & Wyoming Inc. Class A (1)	417	11,347
Heartland Express Inc.	1,078	20,946
Hub Group Inc. Class A (1)	501	12,550
Hunt (J.B.) Transport Services Inc.	2,758	53,229
Kansas City Southern Industries Inc. (1) (2)	855	17,254
Kirby Corp. (1)	418	18,852
Knight Transportation Inc.	921	22,408
Landstar System Inc. (1)	1,430	43,072
Maritrans Inc.	195	5,275
Norfolk Southern Corp.	1,293	40,031
Old Dominion Freight Line Inc. (1)	367	9,847
Overnite Corp.	371	15,946
P.A.M. Transportation Services Inc. (1)	156	2,622
Pacer International Inc. (1)	755	16,451
RailAmerica Inc. (1)	306	3,641
Ryder System Inc.	573	20,972
Seabulk International Inc. (1)	93	1,976

SIRVA Inc. (1)	445	3,787
Swift Transportation Co. Inc. (1) (2)	533	12,414
U.S. Xpress Enterprises Inc. Class A (1)	103	1,227
United Parcel Service Inc. Class B	14,115	976,193
Universal Truckload Services Inc. (1)	137	2,314
USA Truck Inc. (1)	133	3,292
Werner Enterprises Inc.	376	7,385

		2,252,763

TRUCKING & LEASING—0.01%
AMERCO	54	2,892
Greenbrier Companies Inc. (The)	169	4,580

		7,472

WATER—0.01%
Aqua America Inc.	165	4,907
Connecticut Water Service Inc.	195	4,873
SJW Corp.	59	2,774

		12,554

TOTAL COMMON STOCKS (Cost: $147,939,913)		151,624,974

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.54%
COMMERCIAL PAPER (3)—1.75%
Alpine Securitization Corp.
3.29%, 08/08/05	$14,026	13,977
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	94,240	94,050
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	215,068	214,662
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	23,377	23,291
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	88,947	88,797
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	46,754	46,713
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	18,054	18,046
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	16,834	16,817
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	46,754	46,670
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	58,541	58,450
Charta LLC
3.31%, 08/11/05 (4)	70,131	69,866
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	43,949	43,912
Dexia Delaware LLC
3.04%, 07/01/05	61,996	61,996
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	35,065	34,862
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	77,353	77,030
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	124,013	123,799

Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	9,351	9,318
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	50,638	50,554
General Electric Capital Corp.
2.74%, 07/07/05	23,377	23,366
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	44,416	44,356
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	155,690	155,033
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	141,424	141,216
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	23,377	23,377
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	68,419	68,358
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	89,300	89,193
Nordea North America Inc.
2.74%, 07/11/05	23,377	23,359
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	93,040	92,864
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	23,396	23,396
Polonius Inc.
3.15%, 07/11/05 (4)	32,728	32,699
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	152,076	151,976
Santander Central Hispano
2.75%, 07/08/05	58,442	58,411
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	83,638	83,474
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	170,044	169,586
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	152,230	152,070
Three Pillars Funding Corp.
3.30%, 07/28/05	6,798	6,782
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	91,170	91,170
UBS Finance Delaware LLC
3.03%, 07/01/05	70,131	70,131
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	40,676	40,585
Yorktown Capital LLC
3.15%, 07/13/05	27,174	27,145

		2,661,357

FLOATING RATE NOTES (3)—2.96%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	86,962	86,962
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	114,547	114,548
American Express Centurion Bank
3.29%, 06/29/06	18,702	18,702
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	133,249	133,265
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	30,390	30,390
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	30,390	30,386

Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	240,315	240,313
BMW US Capital LLC
3.19%, 07/14/06 (4)	46,754	46,754
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	158,963	158,948
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	174,859	174,848
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	11,688	11,688
Credit Suisse First Boston
3.15%, 05/09/06	46,754	46,754
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	140,262	140,254
DEPFA Bank PLC
3.42%, 03/15/06	46,754	46,754
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	113,144	113,148
Fairway Finance LLC
3.21%, 10/20/05	18,702	18,701
Fifth Third Bancorp
3.26%, 04/21/06 (4)	93,508	93,508
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	32,728	32,729
General Electric Capital Corp.
3.28%, 07/07/06	21,039	21,062
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	6,716	6,716
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	53,767	53,767
Hartford Life Global Funding Trust
3.21%, 07/15/06	46,754	46,754
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	140,262	140,262
HSBC Bank USA N.A.
3.57%, 05/04/06	16,364	16,375
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	205,717	205,718
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	49,092	49,091
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	182,340	182,366
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	70,131	70,131
Marshall & Ilsley Bank
3.36%, 02/20/06	46,754	46,790
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	70,131	70,131
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	70,131	70,125
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	172,989	173,013
Norddeutsche Landesbank
3.11%, 07/27/05	46,754	46,753
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	140,262	140,262
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	180,002	180,002
Principal Life Income Funding Trusts
3.21%, 05/10/06	35,065	35,067
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	132,664	132,626

Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	25,715	25,712
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	266,965	266,971
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	46,754	46,754
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	72,468	72,452
SunTrust Bank
3.17%, 04/28/06	70,131	70,131
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	160,366	160,356
Toronto-Dominion Bank
3.81%, 06/20/06	58,442	58,448
UniCredito Italiano SpA
3.34%, 06/14/06	60,780	60,759
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	120,586	120,586
Wells Fargo & Co.
3.19%, 07/14/06 (4)	23,377	23,380
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	156,625	156,619
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	157,093	157,087
Winston Funding Ltd.
3.23%, 07/23/05 (4)	33,382	33,382
World Savings Bank
3.13%, 09/09/05	16,364	16,364

		4,494,664

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	187,015	187,015
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	77,213	77,213
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	6,773	6,773
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	16,390	16,390

		287,391

REPURCHASE AGREEMENTS (3)—1.08%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $794,169 and effective yields of 3.40% - 3.44%. (7)	$794,093	794,093
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $607,858 and effective yields of 3.43% - 3.44%. (7)	607,801	607,801
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $233,791 and an effective yield of 3.40%. (7)	233,769	233,769

		1,635,663

TIME DEPOSITS (3)—0.51%
American Express Centurion Bank
3.08%, 07/01/05	35,065	35,065

Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	46,754	46,754
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	65,455	65,456
Credit Suisse First Boston
3.16%, 07/13/05	23,377	23,377
Deutsche Bank AG
3.31%, 07/01/05	1,923	1,923
HBOS Treasury Services PLC
3.39%, 12/14/05	28,052	28,052
Key Bank N.A.
3.34%, 07/01/05	140,262	140,262
Natexis Banques
2.98%, 08/18/05	46,754	46,754
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	84,157	84,154
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	37,403	37,403
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	32,728	32,727
US Bank N.A.
3.12%, 07/08/05	46,754	46,754
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	140,262	140,262
Wells Fargo Bank N.A.
3.04%, 07/01/05	46,754	46,754

		775,697

U.S. GOVERNMENT AGENCY NOTES (3)—0.05%
Federal National Mortgage Association
2.33%, 07/22/05	70,131	70,036

		70,036

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,924,808)		9,924,808

TOTAL INVESTMENTS IN SECURITIES — 106.45% (Cost: $157,864,721) (8)		161,549,782
Other Assets, Less Liabilities — (6.45%)		(9,787,085)

NET ASSETS — 100.00%		$151,762,697

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $161,273,698. Net unrealized appreciation aggregated $276,084, of which $5,923,796 represented gross unrealized appreciation on securities and $5,647,712 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.86%
ADVERTISING—0.03%
Catalina Marketing Corp.	1,125	$28,586
Interpublic Group of Companies Inc. (1)	3,337	40,645
Lamar Advertising Co. (1)	885	37,851
ValueVision Media Inc. Class A (1) (2)	298	3,579

		110,661

AEROSPACE & DEFENSE—1.02%
AAR Corp. (1)	862	13,542
Alliant Techsystems Inc. (1) (2)	639	45,113
Armor Holdings Inc. (1)	1,966	77,873
Curtiss-Wright Corp.	1,133	61,125
DRS Technologies Inc.	895	45,896
Esterline Technologies Corp. (1)	1,421	56,954
General Dynamics Corp.	11,557	1,265,954
HEICO Corp. (2)	366	8,568
Herley Industries Inc. (1)	619	11,291
Kaman Corp. Class A	1,357	24,480
L-3 Communications Holdings Inc.	2,849	218,176
Moog Inc. Class A (1)	1,800	56,682
Northrop Grumman Corp.	20,709	1,144,172
Orbital Sciences Corp. (1)	2,207	21,849
Raytheon Co.	20,345	795,896
Sequa Corp. Class A (1) (2)	354	23,424
Teledyne Technologies Inc. (1)	79	2,574
Triumph Group Inc. (1)	887	30,832

		3,904,401

AGRICULTURE—1.48%
Alliance One International Inc.	4,832	29,040
Altria Group Inc.	71,184	4,602,757
Delta & Pine Land Co.	834	20,900
Loews Corp. - Carolina Group	3,893	129,715
Monsanto Co.	3,361	211,306
Reynolds American Inc.	4,960	390,848
Universal Corp.	1,455	63,700
UST Inc. (2)	4,563	208,347
Vector Group Ltd.	1,382	25,664

		5,682,277

AIRLINES—0.12%
Alaska Air Group Inc. (1)	1,681	50,010
Delta Air Lines Inc. (1) (2)	3,635	13,668
Frontier Airlines Inc. (1)	1,624	16,776
MAIR Holdings Inc. (1)	583	5,154
Mesa Air Group Inc. (1) (2)	727	4,878
Northwest Airlines Corp. (1) (2)	2,564	11,692
Republic Airways Holdings Inc. (1)	456	6,589
SkyWest Inc. (2)	2,260	41,087
Southwest Airlines Co.	22,892	318,886

		468,740

APPAREL—0.32%
Columbia Sportswear Co. (1) (2)	692	34,178
Deckers Outdoor Corp. (1)	59	1,451
Gymboree Corp. (1)	1,043	14,247
Hartmarx Corp. (1)	1,373	13,826
Jones Apparel Group Inc. (2)	7,036	218,397
Kellwood Co. (2)	1,550	41,695
K-Swiss Inc. Class A	221	7,147
Liz Claiborne Inc.	6,284	249,852
Oxford Industries Inc.	249	10,719
Perry Ellis International Inc. (1)	499	11,672
Phillips-Van Heusen Corp.	260	8,499
Polo Ralph Lauren Corp.	2,395	103,248
Reebok International Ltd. (2)	2,148	89,851
Russell Corp. (2)	1,848	37,792
Skechers U.S.A. Inc. Class A (1)	981	13,989
Steven Madden Ltd. (1) (2)	946	16,801
Stride Rite Corp.	2,168	29,897
VF Corp.	5,017	287,073
Warnaco Group Inc. (The) (1)	1,128	26,226
Wolverine World Wide Inc.	744	17,863

		1,234,423

AUTO MANUFACTURERS—0.54%
Ford Motor Co.	101,991	1,044,388
General Motors Corp. (2)	26,638	905,692
Noble International Ltd.	74	1,743
PACCAR Inc.	1,320	89,760
R & B Inc. (1)	498	6,992
Titan International Inc.	599	8,374

		2,056,949

AUTO PARTS & EQUIPMENT—0.48%
Accuride Corp. (1)	237	2,519
Aftermarket Technology Corp. (1)	1,165	20,306
American Axle & Manufacturing Holdings Inc.	2,427	61,330
ArvinMeritor Inc.	3,989	70,964
Autoliv Inc.	4,459	195,304
Bandag Inc.	626	28,827
BorgWarner Inc.	2,319	124,461
Commercial Vehicle Group Inc. (1)	463	8,218
Cooper Tire & Rubber Co. (2)	3,635	67,502
Dana Corp.	8,580	128,786
Delphi Corp.	27,451	127,647
Goodyear Tire & Rubber Co. (The) (1) (2)	4,776	71,162
Hayes Lemmerz International Inc. (1)	2,666	18,982
Johnson Controls Inc.	8,982	505,956
Keystone Automotive Industries Inc. (1)	272	6,727
Lear Corp. (2)	3,845	139,881
Modine Manufacturing Co.	1,976	64,339
Standard Motor Products Inc. (2)	1,114	14,705
Strattec Security Corp. (1)	197	10,729
Superior Industries International Inc. (2)	1,235	29,269
Tenneco Automotive Inc. (1)	2,452	40,801
TRW Automotive Holdings Corp. (1)	2,434	59,657
Visteon Corp.	7,104	42,837

		1,840,909

BANKS—12.13%
ABC Bancorp	654	11,824
ACE Cash Express Inc. (1)	608	15,540
Alabama National Bancorp (2)	769	50,270
AMCORE Financial Inc.	1,308	39,083
Amegy Bancorporation Inc.	2,568	57,472
AmericanWest Bancorporation (1) (2)	635	12,668
AmSouth Bancorp (2)	20,334	528,684
Arrow Financial Corp.	74	2,060
Associated Bancorp (2)	7,458	251,036
Assurant Inc.	6,722	242,664
Banc Corp. (The) (1)	671	7,099
BancFirst Corp.	214	18,616
Bancorp Inc. (The) (1)	458	7,988
BancorpSouth Inc. (2)	4,661	110,000
BancTrust Financial Group Inc.	548	10,702
Bank of America Corp.	232,052	10,583,892
Bank of Granite Corp.	721	13,800
Bank of Hawaii Corp.	2,715	137,786
Bank of New York Co. Inc. (The)	44,792	1,289,114
Banner Corp.	632	17,702
BB&T Corp.	31,511	1,259,495
BOK Financial Corp.	1,151	53,084
Boston Private Financial Holdings Inc.	1,457	36,716
Camden National Corp.	367	12,019
Capital City Bank Group Inc. (2)	511	20,644
Capital Corp of the West (2)	526	14,596
Capital Crossing Bank (1)	204	6,956
Capitol Bancorp Ltd.	686	23,056
Cardinal Financial Corp. (1)	817	7,672
Cathay General Bancorp	855	28,822
Central Coast Bancorp (1) (2)	430	7,783
Central Pacific Financial Corp.	1,723	61,339
Chemical Financial Corp.	1,433	47,447
Chittenden Corp. (2)	2,803	76,242
Citizens & Northern Corp.	441	13,777
Citizens Banking Corp.	2,559	77,333
City Bank	414	12,842
City Holding Co. (2)	876	31,992
City National Corp.	2,372	170,096
Colonial BancGroup Inc. (The)	8,364	184,510
Columbia Bancorp	321	11,700
Columbia Banking System Inc.	860	21,173
Comerica Inc.	9,773	564,879
Commerce Bancorp Inc. (2)	1,050	31,825
Commerce Bancshares Inc.	3,442	173,511
Community Bancorp (1)	29	900
Community Bank System Inc.	1,708	41,658
Community Banks Inc.	610	15,811
Community Trust Bancorp Inc.	826	27,027
Compass Bancshares Inc.	7,130	320,850
Corus Bankshares Inc.	269	14,927
Cullen/Frost Bankers Inc. (2)	2,792	133,039
CVB Financial Corp. (2)	538	10,588
EuroBancshares Inc. (1)	204	3,274
Farmers Capital Bank Corp.	319	11,050
Fifth Third Bancorp	25,421	1,047,599
Financial Institutions Inc.	541	9,749
First BanCorp (Puerto Rico)	1,782	71,547
First Bancorp Inc. (North Carolina)	629	13,920
First Charter Corp.	1,834	40,293
First Citizens BancShares Inc. Class A	364	52,616
First Commonwealth Financial Corp. (2)	3,953	54,156
First Community Bancorp (2)	733	34,817
First Community Bancshares Inc. (2)	556	18,070

First Financial Bancorp (2)	1,986	37,535
First Financial Bankshares Inc. (2)	970	32,825
First Financial Corp.	750	21,547
First Horizon National Corp. (2)	7,140	301,308
First Indiana Corp.	647	19,196
First Merchants Corp. (2)	1,205	29,944
First Midwest Bancorp Inc. (2)	1,504	52,896
First Oak Brook Bancshares Inc. Class A	359	10,131
First Republic Bank	1,098	38,792
1st Source Corp.	688	15,783
First State Bancorp	702	13,542
FirstMerit Corp.	4,844	126,477
FNB Corp. (Pennsylvania) (2)	3,191	62,703
FNB Corp. (Virginia)	379	10,612
Fremont General Corp.	3,702	90,070
Frontier Financial Corp. (2)	1,010	25,513
Fulton Financial Corp. (2)	9,009	162,162
GB&T Bancshares Inc. (2)	686	16,299
Genworth Financial Inc. Class A	13,076	395,287
Glacier Bancorp Inc. (2)	1,090	28,482
Gold Bancorp Inc.	2,185	31,792
Great Southern Bancorp Inc. (2)	280	8,761
Greater Bay Bancorp (2)	2,912	76,789
Greene County Bancshares Inc.	338	9,234
Hancock Holding Co. (2)	1,626	55,934
Hanmi Financial Corp. (2)	1,533	25,601
Harleysville National Corp.	688	15,934
Heartland Financial USA Inc.	558	10,898
Heritage Commerce Corp.	202	3,709
Hibernia Corp. Class A	9,024	299,416
Hudson United Bancorp	1,748	63,103
Huntington Bancshares Inc.	13,365	322,631
IBERIABANK Corp.	425	26,184
Independent Bank Corp. (Massachusetts)	850	23,978
Independent Bank Corp. (Michigan)	967	27,501
Integra Bank Corp. (2)	1,005	22,733
Interchange Financial Services Corp.	927	17,010
International Bancshares Corp.	2,612	73,893
Irwin Financial Corp. (2)	1,140	25,297
KeyCorp	23,500	779,025
KNBT Bancorp Inc.	1,828	27,585
Lakeland Bancorp Inc. (2)	978	15,267
Lakeland Financial Corp.	335	13,628
M&T Bank Corp.	4,399	462,599
Main Street Banks Inc.	782	19,910
MainSource Financial Group Inc.	602	10,890
Marshall & Ilsley Corp. (2)	13,192	586,384
MB Financial Inc.	715	28,478
MBT Financial Corp.	739	14,226
Mellon Financial Corp.	22,584	647,935
Mercantile Bank Corp.	119	5,232
Mercantile Bankshares Corp.	4,568	235,389
Mid-State Bancshares	1,365	37,906
Midwest Banc Holdings Inc. (2)	551	10,629
National City Corp.	32,681	1,115,076
National Penn Bancshares Inc. (2)	1,979	49,435
NBC Capital Corp.	354	8,616
NBT Bancorp Inc. (2)	1,887	44,609
NewAlliance Bancshares Inc.	3,297	46,323
North Fork Bancorp Inc.	27,531	773,346
Northern Empire Bancshares (1)	289	8,942
Northern Trust Corp.	5,023	228,999
Old National Bancorp (2)	4,015	85,921

Omega Financial Corp.	694	21,549
Oriental Financial Group Inc.	1,150	17,549
Origen Financial Inc.	847	6,268
Pacific Capital Bancorp	1,396	51,764
Park National Corp. (2)	564	62,322
Peapack-Gladstone Financial Corp.	77	2,133
Peoples Bancorp Inc.	636	17,013
Placer Sierra Bancshares	347	9,463
PNC Financial Services Group	16,347	890,258
Popular Inc.	15,372	387,221
PremierWest Bancorp (1)	267	3,957
Prosperity Bancshares Inc.	1,195	34,189
Provident Bankshares Corp.	1,868	59,608
R&G Financial Corp. Class B	1,546	27,349
Regions Financial Corp. (2)	26,748	906,222
Renasant Corp.	713	21,932
Republic Bancorp Inc. (2)	4,003	59,965
Republic Bancorp Inc. Class A (2)	504	10,942
Royal Bancshares of Pennsylvania Class A	407	9,666
S&T Bancorp Inc. (2)	1,174	42,381
Sandy Spring Bancorp Inc. (2)	708	24,801
Santander BanCorp (2)	372	9,322
SCBT Financial Corp.	494	15,635
Seacoast Banking Corp. of Florida	346	6,813
Security Bank Corp. (2)	638	14,610
Sierra Bancorp	49	1,111
Signature Bank (1)	507	12,371
Simmons First National Corp. Class A	900	24,399
Sky Financial Group Inc. (2)	5,616	158,259
South Financial Group Inc. (The)	4,111	116,835
Southside Bancshares Inc.	367	7,523
Southwest Bancorp Inc.	730	14,950
State Bancorp Inc.	401	9,071
State Financial Services Corp. Class A	103	4,147
State Street Corp.	13,505	651,616
Sterling Bancorp	835	17,827
Sterling Bancshares Inc.	2,539	39,507
Sterling Financial Corp. (Pennsylvania) (2)	1,424	30,345
Summit Bancshares Inc.	259	4,481
Summit Financial Group Inc.	261	8,532
Sun Bancorp Inc. (New Jersey) (1)	582	12,030
SunTrust Banks Inc.	20,851	1,506,276
Susquehanna Bancshares Inc.	2,649	65,139
SY Bancorp Inc. (2)	346	7,906
Taylor Capital Group Inc.	266	10,440
TCF Financial Corp. (2)	2,153	55,720
TD Banknorth Inc. (2)	4,529	134,964
Texas Regional Bancshares Inc. Class A	1,964	59,863
Tompkins Trustco Inc.	394	17,100
TriCo Bancshares	706	15,772
Trustmark Corp. (2)	2,709	79,265
U.S. Bancorp (2)	105,760	3,088,192
UMB Financial Corp.	882	50,300
Umpqua Holdings Corp.	2,521	59,344
Union Bankshares Corp.	478	18,460
UnionBanCal Corp.	3,249	217,423
United Bancshares Inc. (2)	2,256	80,336
United Community Banks Inc. (2)	1,502	39,082
United Security Bancshares Inc.	34	1,046
Unizan Financial Corp.	1,283	34,372
USB Holding Co. Inc.	554	12,964
Valley National Bancorp (2)	6,217	145,353
Virginia Financial Group Inc.	387	13,580

W Holding Co. Inc.	6,197	63,333
Wachovia Corp.	90,918	4,509,533
Washington Trust Bancorp Inc.	736	20,365
Wells Fargo & Co.	87,478	5,386,895
WesBanco Inc. (2)	1,275	38,275
West Coast Bancorp	911	22,238
Westamerica Bancorp	761	40,188
Western Sierra Bancorp (1)	283	9,580
Whitney Holding Corp.	3,598	117,403
Wilmington Trust Corp.	3,868	139,287
Wintrust Financial Corp.	164	8,585
Yardville National Bancorp (2)	298	10,653
Zions Bancorporation (2)	5,163	379,635

		46,452,055

BEVERAGES—0.98%
Anheuser-Busch Companies Inc.	17,096	782,142
Boston Beer Co. Inc. Class A (1)	78	1,750
Brown-Forman Corp. Class B (2)	288	17,412
Coca-Cola Bottling Co. Consolidated	101	5,105
Coca-Cola Co. (The)	45,300	1,891,275
Coca-Cola Enterprises Inc.	17,359	382,072
Constellation Brands Inc. (1)	8,357	246,531
Farmer Brothers Co.	342	7,613
Molson Coors Brewing Co. Class B	2,450	151,900
National Beverage Corp. (1)	248	1,979
Pepsi Bottling Group Inc.	6,021	172,261
PepsiAmericas Inc. (2)	3,971	101,896

		3,761,936

BIOTECHNOLOGY—0.27%
Applera Corp. - Celera Genomics Group (1)	4,177	45,822
Arena Pharmaceuticals Inc. (1)	1,882	12,835
ArQule Inc. (1)	1,657	10,737
Biogen Idec Inc. (1)	10,891	375,195
Bio-Rad Laboratories Inc. Class A (1)	996	58,973
Cambrex Corp. (2)	1,499	28,556
Cell Genesys Inc. (1) (2)	822	4,398
Charles River Laboratories International Inc. (1)	2,028	97,851
Chiron Corp. (1)	356	12,421
Diversa Corp. (1)	216	1,125
Enzon Pharmaceuticals Inc. (1)	979	6,344
Invitrogen Corp. (1)	1,461	121,687
Maxygen Inc. (1)	1,324	9,083
Millennium Pharmaceuticals Inc. (1)	8,724	80,871
Nanogen Inc. (1) (2)	2,475	9,504
Regeneron Pharmaceuticals Inc. (1)	1,879	15,765
Savient Pharmaceuticals Inc. (1)	3,238	14,280
Seattle Genetics Inc. (1)	1,433	7,681
Serologicals Corp. (1)	826	17,552
Vertex Pharmaceuticals Inc. (1)	5,399	90,919

		1,021,599

BUILDING MATERIALS—0.23%
Apogee Enterprises Inc.	1,388	21,334
Comfort Systems USA Inc. (1)	2,048	13,476
Genlyte Group Inc. (The) (1)	1,144	55,759
Lafarge North America Inc.	1,954	122,008
Lennox International Inc. (2)	955	20,217
LSI Industries Inc.	1,164	16,226
Martin Marietta Materials Inc.	492	34,007
Masco Corp.	5,179	164,485
Mestek Inc. (1)	130	3,314

NCI Building Systems Inc. (1)	454	14,891
Texas Industries Inc. (2)	1,290	72,537
Universal Forest Products Inc.	894	37,056
USG Corp. (1) (2)	2,103	89,377
Vulcan Materials Co.	2,023	131,475
York International Corp.	2,397	91,086

		887,248

CHEMICALS—1.89%
Air Products & Chemicals Inc.	11,897	717,389
Airgas Inc.	3,364	82,990
Albemarle Corp.	2,080	75,858
Arch Chemicals Inc.	1,325	33,072
Ashland Inc.	3,787	272,172
Cabot Corp.	3,454	113,982
Cabot Microelectronics Corp. (1)	193	5,595
Celanese Corp. Class A (1)	2,814	44,714
Crompton Corp.	3,757	53,162
Cytec Industries Inc.	2,379	94,684
Dow Chemical Co. (The)	3,160	140,715
Du Pont (E.I.) de Nemours and Co.	47,881	2,059,362
Eastman Chemical Co.	4,619	254,738
Engelhard Corp. (2)	6,973	199,079
Ferro Corp.	2,365	46,969
FMC Corp. (1)	2,146	120,476
Fuller (H.B.) Co.	1,722	58,651
Georgia Gulf Corp.	940	29,187
Grace (W.R.) & Co. (1) (2)	2,417	18,828
Great Lakes Chemical Corp.	2,311	72,727
Hercules Inc. (1)	2,834	40,101
Huntsman Corp. (1)	3,429	69,506
Lubrizol Corp.	3,887	163,293
Lyondell Chemical Co.	11,462	302,826
Minerals Technologies Inc.	1,167	71,887
Mosaic Co. (The) (1)	7,366	114,615
NewMarket Corp. (1)	919	13,592
NL Industries Inc.	271	4,171
Octel Corp.	830	14,940
Olin Corp.	2,365	43,138
OM Group Inc. (1)	1,602	39,553
Pioneer Companies Inc. (1)	303	6,663
PolyOne Corp. (1)	5,146	34,067
PPG Industries Inc.	9,893	620,885
Praxair Inc.	2,385	111,141
Rohm & Haas Co. (2)	8,640	400,378
RPM International Inc. (2)	6,968	127,236
Schulman (A.) Inc.	1,832	32,774
Sensient Technologies Corp. (2)	2,797	57,646
Sigma-Aldrich Corp.	3,587	201,015
Spartech Corp.	1,801	32,058
Stepan Co.	362	8,000
Terra Industries Inc. (1)	5,210	35,480
UAP Holding Corp.	775	12,865
Valhi Inc. (2)	615	10,762
Valspar Corp. (The)	2,910	140,524
Wellman Inc.	1,908	19,443
Westlake Chemical Corp.	733	17,958

		7,240,867

COAL—0.06%
Arch Coal Inc. (2)	2,351	128,059
CONSOL Energy Inc.	1,638	87,764
Foundation Coal Holdings Inc.	683	17,717
James River Coal Co. (1)	277	9,598

		243,138

COMMERCIAL SERVICES—1.13%
ABM Industries Inc.	2,457	47,911
ADESA Inc.	5,109	111,223
Albany Molecular Research Inc. (1)	1,366	19,124
Alderwoods Group Inc. (1)	2,316	33,281
Arbitron Inc.	484	20,764
Banta Corp.	1,409	63,912
BearingPoint Inc. (1) (2)	10,446	76,569
Bowne & Co. Inc.	1,100	15,906
CDI Corp.	291	6,379
Cendant Corp.	54,704	1,223,728
Central Parking Corp.	1,078	14,822
Century Business Services Inc. (1)	3,625	14,681
Clark Inc.	725	10,389
Coinstar Inc. (1)	1,259	28,567
Consolidated Graphics Inc. (1)	147	5,993
Convergys Corp. (1)	8,102	115,210
Corrections Corp. of America (1)	783	30,733
CorVel Corp. (1)	127	3,190
Cross Country Healthcare Inc. (1)	1,624	27,608
Deluxe Corp. (2)	2,891	117,375
Dollar Thrifty Automotive Group Inc. (1) (2)	1,457	55,337
Donnelley (R.R.) & Sons Co.	12,281	423,817
Electro Rent Corp. (1)	954	13,871
Equifax Inc.	1,965	70,170
Exponent Inc. (1)	381	10,889
First Advantage Corp. Class A (1)	56	1,305
Forrester Research Inc. (1)	529	9,432
FTI Consulting Inc. (1)	2,080	43,472
Gartner Inc. Class A (1)	424	4,503
Geo Group Inc. (The) (1)	565	14,153
Heidrick & Struggles International Inc. (1)	284	7,407
Hewitt Associates Inc. Class A (1)	909	24,098
Hooper Holmes Inc.	3,507	14,554
Hudson Highland Group Inc. (1)	111	1,730
Interactive Data Corp.	1,230	25,559
Kelly Services Inc. Class A	1,019	29,184
Kforce Inc. (1)	383	3,240
Landauer Inc.	188	9,759
Laureate Education Inc. (1)	328	15,698
Magellan Health Services Inc. (1)	1,357	47,916
Manpower Inc.	3,785	150,567
MAXIMUS Inc.	1,167	41,183
McKesson Corp. (2)	10,452	468,145
MoneyGram International Inc.	990	18,929
Monro Muffler Brake Inc. (1)	206	6,079
MPS Group Inc. (1)	3,964	37,341
NCO Group Inc. (1) (2)	1,804	39,021
Neurogen Corp. (1)	1,143	7,795
PAREXEL International Corp. (1)	1,112	22,073
PHH Corp. (1)	2,991	76,929
PRA International (1)	67	1,794
PRG-Schultz International Inc. (1)	936	2,640
Quanta Services Inc. (1)	6,615	58,212
Rent-A-Center Inc. (1)	1,441	33,561
Rent-Way Inc. (1) (2)	613	6,032
Service Corp. International	17,753	142,379
ServiceMaster Co. (The) (2)	6,707	89,874
Source Interlink Companies Inc. (1)	1,487	18,394
SOURCECORP Inc. (1)	1,076	21,326

Spherion Corp. (1)	1,836	12,118
StarTek Inc.	580	9,524
Stewart Enterprises Inc. Class A	5,968	39,031
TeleTech Holdings Inc. (1) (2)	723	5,892
United Rentals Inc. (1) (2)	3,834	77,485
Valassis Communications Inc. (1) (2)	870	32,233
Vertrue Inc. (1)	412	16,052
Viad Corp.	1,247	35,340
Volt Information Sciences Inc. (1)	454	10,773
Watson Wyatt & Co. Holdings	811	20,786
Wright Express Corp. (1)	617	11,396

		4,326,363

COMPUTERS—2.17%
Advanced Digital Information Corp. (1)	3,544	26,934
Affiliated Computer Services Inc. Class A (1)	2,452	125,297
Agilysys Inc.	1,506	23,644
BISYS Group Inc. (The) (1)	4,157	62,106
Brocade Communications Systems Inc. (1)	15,223	59,065
Cadence Design Systems Inc. (1)	8,521	116,397
Catapult Communications Corp. (1)	252	4,299
Ceridian Corp. (1)	4,430	86,296
CIBER Inc. (1) (2)	1,638	13,071
Computer Sciences Corp. (1)	11,007	481,006
Covansys Corp. (1)	1,425	18,311
Diebold Inc. (2)	430	19,397
Dot Hill Systems Corp. (1)	2,318	12,146
Echelon Corp. (1)	1,553	10,685
Electronic Data Systems Corp. (2)	23,161	445,849
Electronics For Imaging Inc. (1)	3,069	64,572
Hewlett-Packard Co.	167,009	3,926,382
Hutchinson Technology Inc. (1) (2)	1,231	47,406
iGATE Corp. (1)	837	2,996
Imation Corp.	1,950	75,640
Integral Systems Inc.	550	12,446
Intergraph Corp. (1) (2)	1,117	38,492
International Business Machines Corp.	14,262	1,058,240
Komag Inc. (1)	1,004	28,483
Magma Design Automation Inc. (1)	1,900	15,884
Manhattan Associates Inc. (1)	95	1,825
Maxtor Corp. (1)	1,231	6,401
McDATA Corp. Class A (1) (2)	6,742	26,968
Mentor Graphics Corp. (1)	2,701	27,685
MTS Systems Corp.	407	13,667
NCR Corp. (1)	8,079	283,734
Ness Technologies Inc. (1)	638	6,776
NetScout Systems Inc. (1)	366	2,412
PalmOne Inc. (1) (2)	2,275	67,727
Perot Systems Corp. Class A (1)	3,984	56,652
Phoenix Technologies Ltd. (1)	115	895
Quantum Corp. (1) (2)	10,208	30,318
RadiSys Corp. (1) (2)	607	9,803
Reynolds & Reynolds Co. (The) Class A	3,208	86,712
SanDisk Corp. (1)	2,488	59,040
SI International Inc. (1)	125	3,745
Silicon Storage Technology Inc. (1)	3,422	13,791
Storage Technology Corp. (1)	6,165	223,728
Sun Microsystems Inc. (1)	81,173	302,775
SunGard Data Systems Inc. (1)	1,159	40,762
Sykes Enterprises Inc. (1)	1,002	9,499
Synopsys Inc. (1)	6,924	115,423
TALX Corp.	282	8,153
Tyler Technologies Inc. (1)	705	5,330
Unisys Corp. (1)	19,392	122,751

		8,301,616

COSMETICS & PERSONAL CARE—0.40%
Alberto-Culver Co.	3,085	133,673
Chattem Inc. (1)	244	10,102
Colgate-Palmolive Co.	8,163	407,415
Elizabeth Arden Inc. (1)	809	18,923
Kimberly-Clark Corp.	15,180	950,116
Revlon Inc. Class A (1)	8,022	24,628

		1,544,857

DISTRIBUTION & WHOLESALE—0.28%
Bell Microproducts Inc. (1)	627	5,894
BlueLinx Holdings Inc.	232	2,455
Brightpoint Inc. (1)	823	18,262
Building Materials Holdings Corp.	624	43,237
Genuine Parts Co. (2)	10,045	412,749
Grainger (W.W.) Inc.	3,672	201,189
Handleman Co. (2)	1,457	24,055
Hughes Supply Inc. (2)	3,141	88,262
Huttig Building Products Inc. (1)	468	5,106
Ingram Micro Inc. Class A (1)	3,846	60,228
Owens & Minor Inc.	1,021	33,029
Tech Data Corp. (1)	2,437	89,219
United Stationers Inc. (1)	1,352	66,383

		1,050,068

DIVERSIFIED FINANCIAL SERVICES—11.50%
Accredited Home Lenders Holding Co. (1)	321	14,124
Advanta Corp. Class B (2)	1,100	30,976
AmeriCredit Corp. (1) (2)	5,047	128,698
Ameritrade Holding Corp. (1)	8,552	158,982
Archipelago Holdings Inc. (1) (2)	538	20,977
Bear Stearns Companies Inc. (The)	6,551	680,911
Capital One Financial Corp. (2)	9,925	794,099
Capital Southwest Corp.	146	13,092
Capital Trust Inc. Class A	692	23,120
CapitalSource Inc. (1)	919	18,040
CharterMac (2)	2,484	54,549
CIT Group Inc. (2)	12,124	520,968
Citigroup Inc.	300,153	13,876,073
Cohen & Steers Inc.	134	2,762
CompuCredit Corp. (1)	792	27,150
Countrywide Financial Corp.	31,162	1,203,165
Credit Acceptance Corp. (1)	519	7,728
Delta Financial Corp. (2)	475	4,517
Doral Financial Corp.	4,263	70,510
E*TRADE Financial Corp. (1)	21,192	296,476
Edwards (A.G.) Inc. (2)	4,492	202,814
Encore Capital Group Inc. (1)	74	1,258
eSpeed Inc. (1)	1,086	9,676
Federal Agricultural Mortgage Corp. (2)	581	12,811
Federal Home Loan Mortgage Corp.	39,726	2,591,327
Federal National Mortgage Association	55,834	3,260,706
Federated Investors Inc. Class B	469	14,075
Financial Federal Corp. (2)	983	37,983
First Cash Inc. (1)	170	3,633
Friedman, Billings, Ramsey Group Inc. Class A (2)	8,076	115,487
Gabelli Asset Management Inc. Class A	194	8,573
Goldman Sachs Group Inc. (The)	20,440	2,085,289
IndyMac Bancorp Inc.	1,729	70,422
Instinet Group Inc. (1)	6,037	31,634

Investment Technology Group Inc. (1)	2,407	50,595
Janus Capital Group Inc. (2)	13,026	195,911
Jefferies Group Inc. (2)	2,919	110,601
JP Morgan Chase & Co.	203,067	7,172,326
Knight Capital Group Inc. Class A (1)	6,291	47,937
LaBranche & Co. Inc. (1) (2)	3,405	21,451
Lehman Brothers Holdings Inc.	15,956	1,584,112
MarketAxess Holdings Inc. (1)	731	8,260
Marlin Business Services Corp. (1)	21	422
MBNA Corp.	73,125	1,912,950
Merrill Lynch & Co. Inc.	54,391	2,992,049
Metris Companies Inc. (1)	2,932	42,397
Morgan Stanley	57,025	2,992,102
Nasdaq Stock Market Inc. (The) (1)	773	14,579
Piper Jaffray Companies Inc. (1)	1,150	34,995
Providian Financial Corp. (1) (2)	14,071	248,072
Raymond James Financial Inc.	3,607	101,898
Sanders Morris Harris Group Inc. (2)	650	11,180
Stifel Financial Corp. (1)	440	10,630
SWS Group Inc.	810	13,916
Waddell & Reed Financial Inc. Class A	970	17,945
Westcorp Inc.	811	42,513
WFS Financial Inc.	358	18,154

		44,037,600

ELECTRIC—5.99%
Allegheny Energy Inc. (1) (2)	9,340	235,555
ALLETE Inc.	1,513	75,499
Alliant Energy Corp.	6,670	187,760
Ameren Corp. (2)	11,289	624,282
American Electric Power Co. Inc.	22,154	816,818
Aquila Inc. (1)	13,618	49,161
Avista Corp.	2,854	53,056
Black Hills Corp. (2)	1,902	70,089
Calpine Corp. (1) (2)	30,739	104,513
CenterPoint Energy Inc.	17,754	234,530
Central Vermont Public Service Corp.	645	11,932
CH Energy Group Inc. (2)	897	43,621
Cinergy Corp.	11,424	512,024
Cleco Corp.	2,830	61,043
CMS Energy Corp. (1)	12,556	189,093
Consolidated Edison Inc.	14,010	656,228
Constellation Energy Group Inc.	10,229	590,111
Dominion Resources Inc.	19,641	1,441,453
DPL Inc.	7,263	199,369
DTE Energy Co. (2)	10,031	469,150
Duke Energy Corp. (2)	53,458	1,589,306
Duquesne Light Holdings Inc. (2)	4,418	82,528
Edison International	18,780	761,529
El Paso Electric Co. (1)	2,704	55,297
Empire District Electric Co. (The)	1,445	34,622
Energy East Corp. (2)	8,466	245,345
Entergy Corp.	12,223	923,448
Exelon Corp.	38,568	1,979,695
FirstEnergy Corp.	19,017	914,908
FPL Group Inc.	22,652	952,743
Great Plains Energy Inc. (2)	4,264	135,979
Hawaiian Electric Industries Inc. (2)	4,624	123,969
IDACORP Inc. (2)	2,400	73,512
MDU Resources Group Inc. (2)	6,797	191,471
MGE Energy Inc. (2)	937	34,088
NiSource Inc. (2)	15,648	386,975
Northeast Utilities	7,418	154,739

NorthWestern Corp.	2,018	63,607
NRG Energy Inc. (1)	4,995	187,812
NSTAR	6,268	193,242
OGE Energy Corp.	5,169	149,591
Otter Tail Corp.	1,643	44,903
Pepco Holdings Inc. (2)	10,852	259,797
PG&E Corp. (2)	21,334	800,878
Pinnacle West Capital Corp.	5,653	251,276
PNM Resources Inc.	3,681	106,050
PPL Corp.	10,935	649,320
Progress Energy Inc.	14,331	648,334
Public Service Enterprise Group Inc.	13,762	837,005
Puget Energy Inc.	5,919	138,386
Reliant Energy Inc. (1)	17,285	213,988
SCANA Corp.	6,527	278,768
Sierra Pacific Resources Corp. (1) (2)	6,764	84,212
Southern Co. (The) (2)	42,935	1,488,556
TECO Energy Inc. (2)	11,890	224,840
UIL Holdings Corp. (2)	825	44,393
UniSource Energy Corp.	1,949	59,932
Westar Energy Inc.	4,954	119,045
Wisconsin Energy Corp.	6,724	262,236
WPS Resources Corp. (2)	2,164	121,725
Xcel Energy Inc.	23,165	452,181

		22,945,518

ELECTRICAL COMPONENTS & EQUIPMENT—0.21%
Artesyn Technologies Inc. (1) (2)	627	5,455
Belden CDT Inc. (2)	2,667	56,540
C&D Technologies Inc.	1,436	13,197
Emerson Electric Co.	3,931	246,199
Encore Wire Corp. (1)	830	9,620
Energizer Holdings Inc. (1)	778	48,368
EnerSys (1)	2,571	35,043
General Cable Corp. (1) (2)	1,761	26,116
GrafTech International Ltd. (1)	3,768	16,202
Hubbell Inc. Class B	3,324	146,588
Littelfuse Inc. (1)	704	19,606
Molex Inc.	3,971	103,405
Powell Industries Inc. (1)	332	6,265
Power-One Inc. (1)	3,629	22,899
Superior Essex Inc. (1)	926	16,399
Valence Technology Inc. (1) (2)	2,141	5,995
Wilson Greatbatch Technologies Inc. (1)	198	4,732

		782,629

ELECTRONICS—0.66%
Agilent Technologies Inc. (1)	4,351	100,160
Analogic Corp.	768	38,646
Applera Corp. - Applied Biosystems Group	11,555	227,287
Arrow Electronics Inc. (1)	6,754	183,439
Avnet Inc. (1) (2)	4,940	111,298
AVX Corp. (2)	2,239	27,137
Badger Meter Inc.	98	4,047
Bel Fuse Inc. Class B	626	19,131
Benchmark Electronics Inc. (1)	1,153	35,074
Brady Corp. Class A	1,137	35,247
Checkpoint Systems Inc. (1)	2,123	37,577
Coherent Inc. (1)	1,748	62,945
CTS Corp.	1,388	17,059
Cubic Corp. (2)	887	15,735
Cymer Inc. (1)	309	8,142
Electro Scientific Industries Inc. (1)	1,621	28,983

Excel Technology Inc. (1)	147	3,572
FEI Co. (1) (2)	335	7,641
Fisher Scientific International Inc. (1)	3,270	212,223
Keithley Instruments Inc.	64	986
KEMET Corp. (1)	4,551	28,671
Methode Electronics Inc.	1,046	12,416
Mettler Toledo International Inc. (1)	634	29,532
Molecular Devices Corp. (1)	270	5,840
Multi-Fineline Electronix Inc. (1)	133	2,447
OSI Systems Inc. (1) (2)	501	7,911
Park Electrochemical Corp. (2)	1,120	28,224
Parker Hannifin Corp.	3,963	245,746
Paxar Corp. (1)	1,803	32,003
PerkinElmer Inc.	3,514	66,415
Photon Dynamics Inc. (1)	60	1,237
Plexus Corp. (1) (2)	1,233	17,546
PLX Technology Inc. (1)	103	1,046
Rofin-Sinar Technologies Inc. (1)	838	27,486
Sanmina-SCI Corp. (1)	15,743	86,114
Solectron Corp. (1)	28,696	108,758
Symbol Technologies Inc.	2,003	19,770
Sypris Solutions Inc.	352	4,354
Technitrol Inc.	2,262	31,962
Tektronix Inc.	3,818	88,845
Thermo Electron Corp. (1)	5,868	157,673
Thomas & Betts Corp. (1)	1,992	56,254
TTM Technologies Inc. (1)	1,025	7,800
Varian Inc. (1)	1,943	73,426
Viisage Technology Inc. (1)	469	2,101
Vishay Intertechnology Inc. (1)	9,555	113,418
Watts Water Technologies Inc. Class A	1,243	41,628
Woodward Governor Co.	563	47,309
X-Rite Inc.	85	978

		2,523,239

ENERGY - ALTERNATE SOURCES—0.01%
FuelCell Energy Inc. (1)	2,676	27,322
Pacific Ethanol Inc. (1)	110	1,097
Quantum Fuel Systems Technologies Worldwide Inc. (1)	2,402	12,010

		40,429

ENERGY & RELATED—0.00%
Edge Petroleum Corp. (1)	858	13,402

		13,402

ENGINEERING & CONSTRUCTION—0.13%
Dycom Industries Inc. (1)	2,761	54,695
EMCOR Group Inc. (1) (2)	929	45,428
Granite Construction Inc.	1,958	55,020
Infrasource Services Inc. (1)	614	6,398
Insituform Technologies Inc. Class A (1) (2)	1,400	22,442
Jacobs Engineering Group Inc. (1)	722	40,620
Perini Corp. (1) (2)	453	7,438
Shaw Group Inc. (The) (1) (2)	4,427	95,225
URS Corp. (1)	2,326	86,876
Washington Group International Inc. (1) (2)	1,482	75,760

		489,902

ENTERTAINMENT—0.11%
Argosy Gaming Co. (1)	233	10,860
Carmike Cinemas Inc.	675	20,709
Churchill Downs Inc.	447	18,993

Dover Motorsports Inc.	823	4,938
Gaylord Entertainment Co. (1)	1,389	64,575
Great Wolf Resorts Inc. (1)	636	13,000
International Speedway Corp. Class A	1,775	99,861
Magna Entertainment Corp. Class A (1) (2)	2,581	14,557
Pinnacle Entertainment Inc. (1) (2)	2,008	39,276
Six Flags Inc. (1)	5,225	24,296
Speedway Motorsports Inc.	678	24,788
Steinway Musical Instruments Inc. (1)	359	10,540
Sunterra Corp. (1) (2)	751	12,174
Vail Resorts Inc. (1) (2)	1,738	48,838
Warner Music Group Corp. (1)	1,819	29,468

		436,873

ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc. (1) (2)	8,664	68,706
Calgon Carbon Corp.	1,995	17,656
Casella Waste Systems Inc. Class A (1)	951	11,412
Layne Christensen Co. (1)	475	9,436
Metal Management Inc.	1,193	23,085
Republic Services Inc.	7,891	284,155
Tetra Tech Inc. (1)	739	9,999
Waste Holdings Inc.	262	3,705
Waste Management Inc.	23,768	673,585
Waste Services Inc. (1)	3,409	13,091

		1,114,830

FOOD—2.14%
Albertson’s Inc. (2)	21,208	438,581
American Italian Pasta Co. Class A (2)	1,015	21,335
Andersons Inc.	352	12,605
Archer-Daniels-Midland Co.	37,846	809,147
Campbell Soup Co.	6,613	203,482
Chiquita Brands International Inc. (2)	2,370	65,080
ConAgra Foods Inc.	29,850	691,326
Corn Products International Inc.	4,295	102,049
Dean Foods Co. (1)	8,661	305,214
Del Monte Foods Co. (1)	12,083	130,134
Flowers Foods Inc.	1,656	58,556
General Mills Inc. (2)	16,032	750,137
Gold Kist Inc. (1)	2,237	48,274
Great Atlantic & Pacific Tea Co. (1) (2)	570	16,564
Hain Celestial Group Inc. (1) (2)	1,632	31,824
Heinz (H.J.) Co.	9,434	334,152
Hershey Co. (The)	779	48,376
Hormel Foods Corp.	4,248	124,594
Ingles Markets Inc. Class A	545	7,505
J&J Snack Foods Corp.	374	19,579
Kellogg Co.	4,720	209,757
Kraft Foods Inc. (2)	14,513	461,659
Kroger Co. (1)	42,013	799,507
Lance Inc.	1,453	25,006
M&F Worldwide Corp. (1)	710	9,486
McCormick & Co. Inc. NVS	2,497	81,602
Nash Finch Co.	702	25,791
Pathmark Stores Inc. (1)	1,157	10,135
Performance Food Group Co. (1)	2,674	80,782
Pilgrim’s Pride Corp.	838	28,601
Ralcorp Holdings Inc. (2)	1,685	69,338
Ruddick Corp.	2,104	53,715
Safeway Inc.	25,827	583,432
Sanderson Farms Inc.	931	42,305
Sanfilippo (John B.) & Son Inc. (1)	405	9,339

Sara Lee Corp.	28,349	561,594
Seaboard Corp.	14	23,296
Smithfield Foods Inc. (1)	4,953	135,068
Smucker (J.M.) Co. (The) (2)	3,016	141,571
Spartan Stores Inc. (1)	355	5,208
SUPERVALU Inc.	7,823	255,108
Tootsie Roll Industries Inc. (2)	995	29,104
TreeHouse Foods Inc. (1)	1,732	49,385
Tyson Foods Inc. Class A	13,902	247,456
Weis Markets Inc.	792	30,722

		8,187,481

FOREST PRODUCTS & PAPER—0.88%
Bowater Inc. (2)	3,205	103,746
Buckeye Technologies Inc. (1)	2,221	17,701
Caraustar Industries Inc. (1)	1,552	16,296
Georgia-Pacific Corp.	14,983	476,459
Glatfelter Co.	2,457	30,467
International Paper Co. (2)	28,282	854,399
Longview Fibre Co.	3,035	62,369
Louisiana-Pacific Corp.	6,356	156,230
MeadWestvaco Corp.	11,803	330,956
Mercer International Inc. (1)	1,502	10,950
Neenah Paper Inc.	761	23,568
Potlatch Corp.	1,652	86,449
Rock-Tenn Co. Class A	1,616	20,442
Schweitzer-Mauduit International Inc.	985	30,663
Temple-Inland Inc.	6,431	238,912
Wausau Paper Corp.	2,370	28,393
Weyerhaeuser Co.	13,999	891,036
Xerium Technologies Inc. (1)	381	4,515

		3,383,551

GAS—0.71%
AGL Resources Inc.	4,422	170,910
Atmos Energy Corp.	4,577	131,818
Cascade Natural Gas Corp.	602	12,341
Energen Corp.	4,199	147,175
EnergySouth Inc.	430	11,915
KeySpan Corp.	9,303	378,632
Laclede Group Inc. (The)	1,184	37,604
New Jersey Resources Corp.	1,568	75,656
Nicor Inc.	2,552	105,066
Northwest Natural Gas Co. (2)	1,679	64,205
ONEOK Inc.	5,878	191,917
Peoples Energy Corp.	2,272	98,741
Piedmont Natural Gas Co. (2)	4,566	109,675
Sempra Energy	13,785	569,458
South Jersey Industries Inc.	789	48,224
Southern Union Co. (1)	5,216	128,053
Southwest Gas Corp.	2,129	54,311
UGI Corp.	5,946	165,893
Vectren Corp.	4,377	125,751
WGL Holdings Inc. (2)	2,812	94,596

		2,721,941

HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	468	11,382
Black & Decker Corp.	2,062	185,271
Kennametal Inc.	2,167	99,357
Lincoln Electric Holdings Inc.	1,879	62,289
Regal-Beloit Corp. (2)	726	21,170
Snap-On Inc.	3,355	115,076
Stanley Works (The) (2)	1,721	78,374

		572,919

HEALTH CARE—0.01%
American Dental Partners Inc. (1)	174	4,247
HealthTronics Inc. (1)	123	1,598
LeCroy Corp. (1)	631	8,676
MedCath Corp. (1) (2)	324	9,004
Res-Care Inc. (1)	1,091	14,794

		38,319

HEALTH CARE - PRODUCTS—0.15%
Bausch & Lomb Inc.	394	32,702
Bruker BioSciences Corp. (1)	238	950
Caliper Life Sciences Inc. (1)	1,399	7,834
CONMED Corp. (1)	1,679	51,663
Cooper Companies Inc.	492	29,943
Datascope Corp.	721	24,045
DexCom Inc. (1)	74	924
DJ Orthopedics Inc. (1)	350	9,601
Encore Medical Corp. (1)	434	2,409
Hillenbrand Industries Inc.	2,162	109,289
Hologic Inc. (1) (2)	173	6,877
ICU Medical Inc. (1)	306	9,844
Invacare Corp. (2)	1,737	77,053
Inverness Medical Innovations Inc. (1) (2)	877	23,942
Merit Medical Systems Inc. (1)	671	10,340
Oakley Inc.	221	3,764
Occulogix Inc. (1) (2)	545	4,573
Steris Corp.	3,485	89,808
Sybron Dental Specialties Inc. (1)	797	29,983
Viasys Healthcare Inc. (1)	1,584	35,783
Vital Sign Inc.	107	4,635
Zoll Medical Corp. (1)	182	4,632

		570,594

HEALTH CARE - SERVICES—0.68%
Aetna Inc.	3,379	279,849
Alliance Imaging Inc. (1)	262	2,741
Allied Healthcare International Inc. (1)	1,215	8,602
Community Health Systems Inc. (1)	1,044	39,453
Genesis HealthCare Corp. (1) (2)	1,119	51,787
Gentiva Health Services Inc. (1)	443	7,912
Health Management Associates Inc. Class A	1,409	36,888
Health Net Inc. (1) (2)	2,718	103,719
Humana Inc. (1)	2,371	94,224
Kindred Healthcare Inc. (1) (2)	1,616	64,010
National Healthcare Corp.	192	6,780
OCA Inc. (1) (2)	1,964	3,692
Odyssey Healthcare Inc. (1)	296	4,268
PacifiCare Health Systems Inc. (1)	2,090	149,331
RehabCare Group Inc. (1)	737	19,700
Sierra Health Services Inc. (1) (2)	216	15,435
Specialty Laboratories Inc. (1)	93	782
Sunrise Senior Living Inc. (1)	122	6,586
Symbion Inc. (1)	53	1,264
Tenet Healthcare Corp. (1)	23,269	284,813
Triad Hospitals Inc. (1) (2)	2,996	163,701
Universal Health Services Inc. Class B	872	54,221
WellChoice Inc. (1)	314	21,814
WellPoint Inc. (1)	16,994	1,183,462

		2,605,034

HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	4,656	179,861
Resource America Inc. Class A	607	23,388

		203,249

HOME BUILDERS—0.49%
Beazer Homes USA Inc. (2)	1,431	81,782
Centex Corp.	3,473	245,437
Coachmen Industries Inc.	898	11,252
D.R. Horton Inc.	4,335	163,039
Fleetwood Enterprises Inc. (1)	2,106	21,376
KB Home (2)	829	63,195
Lennar Corp. Class A	3,317	210,464
Levitt Corp. Class A	911	27,257
M.D.C. Holdings Inc.	695	57,164
M/I Homes Inc.	697	37,708
Meritage Homes Corp. (1)	1,287	102,317
Monaco Coach Corp.	1,439	24,736
Orleans Homebuilders Inc. (2)	179	4,199
Palm Harbor Homes Inc. (1) (2)	494	9,302
Pulte Homes Inc. (2)	6,181	520,749
Ryland Group Inc. (2)	597	45,294
Skyline Corp.	369	14,734
Standard-Pacific Corp.	1,736	152,681
Technical Olympic USA Inc.	816	19,812
WCI Communities Inc. (1) (2)	1,970	63,099
William Lyon Homes Inc. (1)	107	10,380

		1,885,977

HOME FURNISHINGS—0.19%
Bassett Furniture Industries Inc.	638	12,033
DTS Inc. (1)	59	1,052
Ethan Allen Interiors Inc. (2)	1,796	60,184
Furniture Brands International Inc.	2,780	60,076
Hooker Furniture Corp.	550	9,609
Kimball International Inc. Class B	1,179	15,563
La-Z-Boy Inc. (2)	3,101	45,182
Leggett & Platt Inc.	7,885	209,583
Maytag Corp. (2)	1,881	29,456
Stanley Furniture Co. Inc. (2)	643	15,792
Whirlpool Corp. (2)	3,553	249,101

		707,631

HOUSEHOLD PRODUCTS & WARES—0.27%
American Greetings Corp. Class A (2)	3,673	97,335
Avery Dennison Corp.	2,008	106,344
Blyth Inc.	1,496	41,963
Central Garden & Pet Co. (1)	1,091	53,590
Clorox Co. (The)	8,879	494,738
CSS Industries Inc.	307	10,389
Ennis Inc.	1,450	26,274
Harland (John H.) Co.	230	8,740
Lifetime Hoan Corp.	189	3,691
Russ Berrie & Co. Inc. (2)	600	7,686
Scotts Miracle-Gro Co. (The) Class A (1)	1,091	77,690
Spectrum Brands Inc. (1)	568	18,744
Standard Register Co. (The)	919	14,529
Tupperware Corp. (2)	1,029	24,048
Water Pik Technologies Inc. (1)	646	12,306
WD-40 Co.	493	13,769

		1,011,836

HOUSEWARES—0.09%
Libbey Inc.	879	13,897
National Presto Industries Inc. (2)	270	11,899
Newell Rubbermaid Inc. (2)	13,134	313,115

		338,911

INSURANCE—6.87%
Affirmative Insurance Holdings Inc.	770	12,205
AFLAC Inc.	5,883	254,616
Alfa Corp. (2)	2,016	29,676
Alleghany Corp. (1) (2)	279	82,863
Allmerica Financial Corp. (1)	2,933	108,785
Allstate Corp. (The)	38,561	2,304,020
Ambac Financial Group Inc.	4,854	338,615
American Equity Investment Life Holding Co. (2)	1,322	15,705
American Financial Group Inc.	2,685	90,001
American International Group Inc.	93,029	5,404,985
American National Insurance Co.	459	52,643
American Physicians Capital Inc. (1)	466	17,312
AmerUs Group Co. (2)	2,239	107,584
AON Corp.	18,302	458,282
Argonaut Group Inc. (1) (2)	874	20,181
Baldwin & Lyons Inc. Class B	463	11,158
Berkley (W.R.) Corp.	5,139	183,360
Bristol West Holdings Inc.	941	17,220
Ceres Group Inc. (1)	2,227	13,540
Chubb Corp. (2)	11,263	964,225
CIGNA Corp. (2)	7,545	807,541
Cincinnati Financial Corp. (2)	10,100	399,556
Citizens Inc. (1) (2)	2,061	12,572
CNA Financial Corp. (1) (2)	1,344	38,196
CNA Surety Corp. (1) (2)	904	13,424
Commerce Group Inc.	1,499	93,103
Conseco Inc. (1) (2)	8,669	189,158
Crawford & Co. Class B	996	7,390
Delphi Financial Group Inc. Class A	1,584	69,934
Direct General Corp.	781	14,534
Donegal Group Inc. Class A	490	9,780
EMC Insurance Group Inc.	383	6,925
Enstar Group Inc. (1)	105	7,117
Erie Indemnity Co. Class A	2,057	111,592
FBL Financial Group Inc. Class A	710	19,603
Fidelity National Financial Inc.	9,305	332,095
First Acceptance Corp. (1)	867	8,202
First American Corp. (2)	4,727	189,742
FPIC Insurance Group Inc. (1)	571	16,747
Gallagher (Arthur J.) & Co.	918	24,905
Great American Financial Resources Inc.	430	8,518
Harleysville Group Inc.	790	16,503
Hartford Financial Services Group Inc.	17,109	1,279,411
HCC Insurance Holdings Inc. (2)	2,125	80,474
Hilb, Rogal & Hobbs Co. (2)	1,522	52,357
Horace Mann Educators Corp.	2,427	45,676
Independence Holding Co.	301	5,313
Infinity Property & Casualty Corp.	1,180	41,158
Jefferson-Pilot Corp.	7,894	398,015
Kansas City Life Insurance Co.	188	9,033
KMG America Corp. (1)	1,113	11,063
LandAmerica Financial Group Inc. (2)	1,026	60,914
Lincoln National Corp.	10,004	469,388
Loews Corp.	8,581	665,028
Markel Corp. (1)	316	107,124
Marsh & McLennan Companies Inc.	30,722	850,999
MBIA Inc.	7,364	436,759

Mercury General Corp. (2)	1,577	85,978
MetLife Inc.	24,020	1,079,459
MGIC Investment Corp. (2)	5,479	357,340
Midland Co. (The)	601	21,149
National Western Life Insurance Co. Class A (1)	123	23,848
Nationwide Financial Services Inc.	3,254	123,457
Navigators Group Inc. (The) (1)	314	10,855
Odyssey Re Holdings Corp. (2)	620	15,302
Ohio Casualty Corp.	3,571	86,347
Old Republic International Corp.	10,504	265,646
Philadelphia Consolidated Holding Corp. (1)	195	16,528
Phoenix Companies Inc. (2)	5,391	64,153
PMA Capital Corp. Class A (1) (2)	1,714	15,135
PMI Group Inc. (The)	5,373	209,440
Presidential Life Corp. (2)	1,274	21,798
Principal Financial Group Inc.	16,932	709,451
ProAssurance Corp. (1)	963	40,215
Progressive Corp. (The) (2)	1,033	102,071
Protective Life Corp.	3,993	168,584
Prudential Financial Inc.	27,848	1,828,500
Radian Group Inc.	4,951	233,786
Reinsurance Group of America Inc.	1,679	78,090
RLI Corp.	1,276	56,910
SAFECO Corp.	7,339	398,801
Safety Insurance Group Inc.	588	19,851
SeaBright Insurance Holdings (1)	344	3,932
Selective Insurance Group Inc.	1,615	80,023
St. Paul Travelers Companies Inc.	38,866	1,536,373
StanCorp Financial Group Inc.	1,601	122,605
State Auto Financial Corp.	772	23,963
Stewart Information Services Corp.	999	41,958
Torchmark Corp.	5,991	312,730
Tower Group Inc.	1,043	16,302
Transatlantic Holdings Inc.	1,415	78,985
Triad Guaranty Inc. (1)	532	26,807
21st Century Insurance Group (2)	1,785	26,489
U.S.I. Holdings Corp. (1) (2)	2,533	32,625
UICI	2,119	63,083
United Fire & Casualty Co.	892	39,623
Unitrin Inc.	1,487	73,012
Universal American Financial Corp. (1) (2)	881	19,928
UNUMProvident Corp.	17,132	313,858
Wesco Financial Corp.	79	28,440
Zenith National Insurance Corp.	740	50,216

		26,320,471

INTERNET—0.19%
Agile Software Corp. (1)	1,529	9,633
Alloy Inc. (1)	1,996	10,259
Ariba Inc. (1)	3,641	21,118
AsiaInfo Holdings Inc. (1)	930	5,124
autobytel.com Inc. (1)	799	3,859
Avocent Corp. (1)	352	9,201
CheckFree Corp. (1) (2)	784	26,703
CMGI Inc. (1)	6,590	12,455
DoubleClick Inc. (1)	1,945	16,319
E.piphany Inc. (1)	4,686	16,307
E-LOAN Inc. (1)	314	1,049
Harris Interactive Inc. (1)	780	3,799
IAC/InterActiveCorp (1) (2)	10,374	249,495
InfoSpace Inc. (1)	419	13,798
Internet Capital Group Inc. (1) (2)	2,698	19,776
Internet Security Systems Inc. (1)	573	11,626

Interwoven Inc. (1)	2,549	19,194
Ipass Inc. (1)	288	1,745
Keynote Systems Inc. (1)	369	4,306
MatrixOne Inc. (1)	2,546	12,730
Motive Inc. (1)	293	2,909
NetBank Inc.	2,616	24,381
NetRatings Inc. (1)	745	10,132
ProQuest Co. (1)	123	4,033
Redback Networks Inc. (1)	1,857	11,848
RSA Security Inc. (1)	2,968	34,073
S1 Corp. (1)	2,189	10,310
SonicWALL Inc. (1)	2,900	15,631
Stellent Inc. (1)	653	4,898
SupportSoft Inc. (1)	595	3,088
TIBCO Software Inc. (1)	4,039	26,415
United Online Inc.	2,682	29,127
Verity Inc. (1)	2,049	17,970
Vignette Corp. (1)	994	11,183
WebMD Corp. (1) (2)	4,298	44,140
webMethods Inc. (1)	2,877	16,111
WebSideStory Inc. (1)	62	909

		735,654

INVESTMENT COMPANIES—0.15%
Allied Capital Corp. (2)	7,675	223,419
American Capital Strategies Ltd. (2)	5,313	191,852
Apollo Investment Corp. (2)	3,595	66,256
Ares Capital Corp.	1,277	22,769
Gladstone Capital Corp. (2)	570	13,338
MCG Capital Corp. (2)	2,668	45,569
NGP Capital Resources Co.	816	12,183
Technology Investment Capital Corp.	377	5,580

		580,966

IRON & STEEL—0.24%
Carpenter Technology Corp.	1,400	72,520
Gibraltar Industries Inc. (2)	969	17,965
Nucor Corp.	9,226	420,890
Oregon Steel Mills Inc. (1)	2,238	38,516
Reliance Steel & Aluminum Co.	562	20,833
Roanoke Electric Steel Corp.	577	9,532
Ryerson Tull Inc. (2)	1,377	19,650
Schnitzer Steel Industries Inc. Class A	1,216	28,819
Steel Dynamics Inc.	2,292	60,165
Steel Technologies Inc. (2)	450	7,605
United States Steel Corp. (2)	6,563	225,570
Wheeling-Pittsburgh Corp. (1)	445	6,844

		928,909

LEISURE TIME—0.09%
Arctic Cat Inc. (2)	734	15,069
Brunswick Corp.	1,479	64,070
Callaway Golf Co. (2)	4,324	66,719
K2 Inc. (1) (2)	2,663	33,767
Multimedia Games Inc. (1)	479	5,274
Navigant International Inc. (1) (2)	812	11,928
Pegasus Solutions Inc. (1) (2)	1,061	11,830
Sabre Holdings Corp.	7,517	149,964

		358,621

LODGING—0.21%
Ameristar Casinos Inc. (2)	380	9,914
Aztar Corp. (1) (2)	1,965	67,301

Harrah’s Entertainment Inc.	3,945	284,316
La Quinta Corp. (1) (2)	10,709	99,915
Lakes Gaming Inc. (1)	508	7,823
Lodgian Inc. (1)	1,317	13,526
Marcus Corp.	1,175	24,934
MTR Gaming Group Inc. (1)	210	2,444
Riviera Holdings Corp. (1)	113	2,559
Starwood Hotels & Resorts Worldwide Inc.	4,839	283,420

		796,152

MACHINERY—0.45%
AGCO Corp. (1) (2)	5,164	98,736
Alamo Group Inc.	301	5,620
Albany International Corp. Class A	1,609	51,665
Applied Industrial Technologies Inc.	218	7,039
Briggs & Stratton Corp.	2,948	102,060
Cascade Corp. (2)	681	29,453
Cummins Inc. (2)	1,203	89,756
Deere & Co.	12,762	835,783
Flowserve Corp. (1)	3,155	95,470
Gardner Denver Inc. (1)	1,545	54,199
Gehl Corp. (1)	365	14,213
Global Power Equipment Group Inc. (1)	1,034	8,220
Gorman-Rupp Co. (The) (2)	600	12,846
IDEX Corp.	661	25,521
Kadant Inc. (1)	517	11,338
Lindsay Manufacturing Co. (2)	263	6,202
Manitowoc Co. Inc. (The)	243	9,968
NACCO Industries Inc.	285	30,558
Nordson Corp.	805	27,595
Robbins & Myers Inc.	646	13,895
Sauer-Danfoss Inc.	644	11,444
Stewart & Stevenson Services Inc.	503	11,398
Tecumseh Products Co. Class A (2)	909	24,943
Tennant Co.	425	15,049
Terex Corp. (1)	2,826	111,344
Thomas Industries Inc.	840	33,566

		1,737,881

MANUFACTURING—2.58%
Acuity Brands Inc.	2,506	64,379
Ameron International Corp.	462	17,279
Applied Films Corp. (1)	776	19,866
AptarGroup Inc.	2,035	103,378
Barnes Group Inc. (2)	974	32,239
Blount International Inc. (1)	274	4,573
Brink’s Co. (The)	831	29,916
Carlisle Companies Inc. (2)	902	61,904
Ceradyne Inc. (1)	435	10,470
CLARCOR Inc.	706	20,651
Crane Co.	2,948	77,532
Dover Corp.	3,851	140,099
Eastman Kodak Co. (2)	16,534	443,938
Eaton Corp.	6,288	376,651
EnPro Industries Inc. (1)	1,181	34,095
ESCO Technologies Inc. (1)	135	13,608
Federal Signal Corp. (2)	2,782	43,399
FreightCar America Inc. (1)	430	8,527
General Electric Co.	148,016	5,128,754
Griffon Corp. (1)	1,633	36,253
Harsco Corp.	341	18,602
Hexcel Corp. (1)	2,642	44,703
Honeywell International Inc.	49,213	1,802,672

Illinois Tool Works Inc.	945	75,298
ITT Industries Inc.	473	46,179
Lancaster Colony Corp.	1,277	54,809
Myers Industries Inc.	1,433	17,913
Pall Corp. (2)	6,596	200,255
Pentair Inc.	986	42,211
Roper Industries Inc.	332	23,695
Smith (A.O.) Corp.	1,086	29,007
SPX Corp. (2)	4,314	198,358
Standex International Corp.	675	19,177
Sturm Ruger & Co. Inc.	1,095	9,165
Teleflex Inc. (2)	2,170	128,833
Textron Inc.	5,247	397,985
Tredegar Corp.	838	13,073
Trinity Industries Inc. (2)	2,340	74,950

		9,864,396

MEDIA—4.51%
Belo (A.H.) Corp.	5,492	131,643
Charter Communications Inc. Class A (1) (2)	15,572	18,375
Citadel Broadcasting Corp. (1)	2,440	27,938
Clear Channel Communications Inc.	21,134	653,675
Comcast Corp. Class A (1)	61,734	1,895,234
Courier Corp.	324	12,445
Cox Radio Inc. Class A (1)	2,149	33,847
Cumulus Media Inc. Class A (1)	2,643	31,135
DIRECTV Group Inc. (The) (1)	3,682	57,071
Emmis Communications Corp. (1) (2)	1,619	28,608
Entercom Communications Corp. (1)	2,048	68,178
Entravision Communications Corp. (1)	1,658	12,916
Fisher Communications Inc. (1)	136	6,431
4Kids Entertainment Inc. (1) (2)	804	15,984
Gannett Co. Inc.	14,317	1,018,368
Gray Television Inc.	2,719	32,791
Hearst-Argyle Television Inc.	1,712	41,944
Insight Communications Co. Inc. (1) (2)	2,801	30,951
Journal Communications Inc. Class A	1,377	23,134
Journal Register Co. (1) (2)	1,201	21,030
Knight Ridder Inc.	4,277	262,351
Lee Enterprises Inc.	2,593	103,953
Liberty Corp.	817	30,074
Liberty Global Inc. Class A (1)	7,758	362,057
Liberty Media Corp. Class A (1)	102,568	1,045,168
Lin TV Corp. Class A (1)	1,458	20,252
McClatchy Co. (The) Class A	1,160	75,910
Media General Inc. Class A	1,224	79,266
Nelson (Thomas) Inc.	188	4,091
New York Times Co. Class A (2)	8,317	259,075
News Corp. Class A	80,384	1,300,613
Primedia Inc. (1) (2)	8,259	33,449
Radio One Inc. Class D (1) (2)	3,176	40,558
Readers Digest Association Inc. (The)	990	16,335
Regent Communications Inc. (1)	1,340	7,866
Saga Communications Inc. (1)	270	3,780
Salem Communications Corp. Class A (1)	50	992
Scholastic Corp. (1) (2)	1,872	72,166
Spanish Broadcasting System Inc. Class A (1)	266	2,657
Time Warner Inc. (1)	250,286	4,182,279
Tribune Co. (2)	13,795	485,308
Univision Communications Inc. Class A (1)	6,302	173,620
Viacom Inc. Class B	67,356	2,156,739
Walt Disney Co. (The)	89,514	2,253,963
Washington Post Co. (The) Class B	41	34,236

Westwood One Inc.	3,568	72,894
World Wrestling Entertainment Inc.	985	11,249

		17,252,599

METAL FABRICATE & HARDWARE—0.14%
Castle (A.M.) & Co. (1)	532	8,225
CIRCOR International Inc.	858	21,167
Commercial Metals Co.	3,448	82,131
Earle M Jorgensen Co. (1)	331	2,665
Kaydon Corp.	852	23,728
Lawson Products Inc.	245	9,511
Metals USA Inc. (1)	609	11,583
Mueller Industries Inc.	1,459	39,539
NN Inc.	292	3,703
Precision Castparts Corp.	2,515	195,919
Quanex Corp. (2)	255	13,518
Timken Co. (The)	2,238	51,698
Valmont Industries Inc.	950	24,510
Worthington Industries Inc.	3,465	54,747

		542,644

MINING—0.76%
Alcoa Inc.	50,306	1,314,496
Brush Engineered Materials Inc. (1)	1,037	14,788
Century Aluminum Co. (1)	1,262	25,745
Compass Minerals International Inc. (2)	1,116	26,114
Newmont Mining Corp.	23,771	927,782
Owens-Illinois Inc. (1)	8,742	218,987
Phelps Dodge Corp.	2,624	242,720
RTI International Metals Inc. (1)	1,273	39,985
Stillwater Mining Co. (1)	2,215	16,435
Titanium Metals Corp. (1) (2)	33	1,874
USEC Inc.	4,926	72,117

		2,901,043

OFFICE & BUSINESS EQUIPMENT—0.29%
CompX International Inc.	183	3,065
Global Imaging Systems Inc. (1)	261	8,315
IKON Office Solutions Inc. (2)	6,559	62,376
Imagistics International Inc. (1)	285	7,980
Pitney Bowes Inc.	6,282	273,581
TRM Corp. (1)	64	1,076
Xerox Corp. (1) (2)	55,234	761,677

		1,118,070

OFFICE FURNISHINGS—0.01%
Interface Inc. Class A (1)	1,273	10,248
Steelcase Inc. Class A (2)	2,213	30,650

		40,898

OIL & GAS—12.17%
Amerada Hess Corp.	4,498	479,082
Anadarko Petroleum Corp. (2)	13,593	1,116,665
Apache Corp.	18,928	1,222,749
Atlas America Inc. (1)	38	1,413
Berry Petroleum Co. Class A	236	12,480
Bill Barrett Corp. (1)	715	21,150
Bois d’Arc Energy LLC (1)	704	10,384
Brigham Exploration Co. (1)	1,347	12,298
Burlington Resources Inc.	22,233	1,228,151
Cabot Oil & Gas Corp.	1,572	54,548
Callon Petroleum Co. (1)	560	8,277
Carrizo Oil & Gas Inc. (1)	334	5,698

Chesapeake Energy Corp. (2)	11,302	257,686
Chevron Corp.	121,093	6,771,521
Cimarex Energy Co. (1) (2)	4,664	181,476
ConocoPhillips	80,297	4,616,275
Devon Energy Corp.	27,325	1,384,831
Encore Acquisition Co. (1)	1,244	51,004
Energy Partners Ltd. (1)	1,645	43,115
ENSCO International Inc.	2,562	91,592
Exxon Mobil Corp.	367,256	21,106,202
Forest Oil Corp. (1)	3,023	126,966
Giant Industries Inc. (1)	329	11,844
Harvest Natural Resources Inc. (1) (2)	2,199	24,035
Helmerich & Payne Inc.	1,067	50,064
Holly Corp.	252	11,761
Houston Exploration Co. (1)	1,634	86,684
Kerr-McGee Corp.	6,668	508,835
Marathon Oil Corp.	20,060	1,070,602
McMoRan Exploration Co. (1) (2)	1,135	22,144
Meridian Resource Corp. (The) (1)	4,791	22,901
Newfield Exploration Co. (1)	2,052	81,854
Noble Energy Inc.	4,380	331,347
Occidental Petroleum Corp.	22,976	1,767,544
Penn Virginia Corp.	620	27,695
PetroCorp Inc. Escrow (3)	190	—
Petrohawk Energy Corp. (1)	1,257	13,576
Petroleum Development Corp. (1)	33	1,051
PetroQuest Energy Inc. (1)	2,185	14,355
Pioneer Natural Resources Co.	7,837	329,781
Pogo Producing Co.	3,500	181,720
Premcor Inc.	4,615	342,341
Pride International Inc. (1)	4,200	107,940
Remington Oil & Gas Corp. (1)	167	5,962
Rowan Companies Inc.	2,656	78,910
Spinnaker Exploration Co. (1)	1,164	41,310
St. Mary Land & Exploration Co. (2)	828	23,995
Stone Energy Corp. (1)	1,360	66,504
Sunoco Inc.	875	99,470
Swift Energy Co. (1) (2)	1,605	57,491
Tesoro Corp.	1,767	82,201
Unit Corp. (1)	108	4,753
Unocal Corp.	15,672	1,019,464
Valero Energy Corp.	14,807	1,171,382
Vintage Petroleum Inc.	3,074	93,665
W&T Offshore Inc.	338	8,136
Whiting Petroleum Corp. (1) (2)	1,691	61,400

		46,626,280

OIL & GAS SERVICES—0.18%
Cooper Cameron Corp. (1) (2)	629	39,029
Dril-Quip Inc. (1)	358	10,386
Global Industries Ltd. (1)	2,667	22,670
Gulf Island Fabrication Inc.	82	1,630
Hanover Compressor Co. (1) (2)	4,412	50,782
Input/Output Inc. (1)	3,866	24,278
Lufkin Industries Inc.	196	7,052
Maverick Tube Corp. (1)	1,332	39,694
National Oilwell Varco Inc. (1)	4,199	199,620
Newpark Resources Inc. (1)	1,742	13,065
Oceaneering International Inc. (1)	162	6,261
Oil States International Inc. (1)	272	6,846
RPC Inc.	563	9,526
Seacor Holdings Inc. (1) (2)	996	64,043
Tidewater Inc.	2,194	83,635

Universal Compression Holdings Inc. (1)	996	36,095
Veritas DGC Inc. (1)	1,915	53,122

		667,734

PACKAGING & CONTAINERS—0.29%
Ball Corp.	5,433	195,371
Bemis Co. Inc.	6,139	162,929
Chesapeake Corp.	1,095	22,929
Graphic Packaging Corp. (1)	3,478	12,695
Greif Inc. Class A	114	6,965
Packaging Corp. of America	3,578	75,317
Pactiv Corp. (1)	7,626	164,569
Sealed Air Corp. (1)	3,125	155,594
Silgan Holdings Inc.	283	15,916
Smurfit-Stone Container Corp.	14,557	148,045
Sonoco Products Co.	5,688	150,732

		1,111,062

PHARMACEUTICALS—5.61%
Abbott Laboratories	11,167	547,295
Alpharma Inc. Class A	1,853	26,813
AmerisourceBergen Corp.	5,999	414,831
Andrx Corp. (1)	1,088	22,097
Antigenics Inc. (1) (2)	640	3,462
AtheroGenics Inc. (1) (2)	393	6,280
BioMarin Pharmaceutical Inc. (1)	261	1,955
BioScrip Inc. (1)	1,410	8,460
Bristol-Myers Squibb Co.	67,124	1,676,758
Cardinal Health Inc.	8,659	498,585
Caremark Rx Inc. (1)	2,804	124,834
Dendreon Corp. (1)	3,219	16,835
Hospira Inc. (1)	4,776	186,264
Inspire Pharmaceuticals Inc. (1)	113	951
Isis Pharmaceuticals Inc. (1)	240	938
King Pharmaceuticals Inc. (1)	13,845	144,265
Lilly (Eli) & Co.	3,776	210,361
Medco Health Solutions Inc. (1)	4,951	264,185
Merck & Co. Inc.	97,765	3,011,162
Mylan Laboratories Inc.	11,076	213,102
NBTY Inc. (1)	2,177	56,471
NPS Pharmaceuticals Inc. (1)	297	3,371
Nuvelo Inc. (1)	1,283	9,918
Omnicare Inc. (2)	4,137	175,533
Par Pharmaceutical Companies Inc. (1)	448	14,251
Perrigo Co.	4,410	61,475
Pfizer Inc.	429,021	11,832,399
Pharmion Corp. (1)	176	4,085
Prestige Brands Holdings Inc. (1)	1,119	21,821
Priority Healthcare Corp. Class B (1)	232	5,884
Tanox Inc. (1)	1,107	12,974
Threshold Pharmaceuticals Inc. (1)	38	314
Tiens Biotech Group (USA) Inc. (1)	161	1,032
ViaCell Inc. (1)	58	618
Watson Pharmaceuticals Inc. (1)	6,324	186,937
Wyeth	38,762	1,724,909

		21,491,425

PIPELINES—0.32%
Dynegy Inc. Class A (1) (2)	16,460	79,996
El Paso Corp. (2)	37,110	427,507
Equitable Resources Inc. (2)	385	26,180
Kinder Morgan Inc.	328	27,290
National Fuel Gas Co.	4,786	138,363

Questar Corp. (2)	3,759	247,718
TransMontaigne Inc. (1)	2,005	21,053
Western Gas Resources Inc.	304	10,610
Williams Companies Inc.	13,493	256,367

		1,235,084

REAL ESTATE—0.04%
Agree Realty Corp.	407	12,312
Avatar Holdings Inc. (1) (2)	312	15,684
Bluegreen Corp. (1)	864	15,042
California Coastal Communities Inc. (1)	420	14,435
Hersha Hospitality Trust	1,060	10,112
Jones Lang LaSalle Inc. (1)	281	12,429
One Liberty Properties Inc.	302	6,254
Trammell Crow Co. (1)	1,833	44,432
United Capital Corp. (1)	130	3,374
ZipRealty Inc. (1)	243	3,120

		137,194

REAL ESTATE INVESTMENT TRUSTS—3.88%
Aames Investment Corp.	1,943	18,886
Acadia Realty Trust (2)	1,436	26,781
Affordable Residential Communities Inc. (2)	1,418	18,930
Alexandria Real Estate Equities Inc. (2)	888	65,224
AMB Property Corp. (2)	4,827	209,637
American Campus Communities Inc.	878	19,913
American Financial Realty Trust (2)	7,246	111,443
American Home Mortgage Investment Corp.	2,011	70,305
AMLI Residential Properties Trust (2)	1,445	45,171
Annaly Mortgage Management Inc. (2)	6,941	124,452
Anthracite Capital Inc.	2,988	35,408
Anworth Mortgage Asset Corp.	2,623	25,810
Apartment Investment & Management Co. Class A	5,474	223,996
Arbor Realty Trust Inc.	703	20,176
Archstone-Smith Trust	11,450	442,199
Arden Realty Group Inc. (2)	3,824	137,588
Ashford Hospitality Trust Inc.	1,896	20,477
AvalonBay Communities Inc. (2)	4,196	339,037
Bedford Property Investors Inc.	829	19,084
Bimini Mortgage Management Inc. Class A	1,137	16,032
BioMed Realty Trust Inc.	1,770	42,215
Boston Properties Inc. (2)	6,378	446,460
Boykin Lodging Co. (1)	931	12,475
Brandywine Realty Trust (2)	3,195	97,927
BRE Properties Inc. Class A (2)	2,908	121,700
Camden Property Trust (2)	2,732	146,845
Capital Automotive REIT (2)	797	30,421
Capital Lease Funding Inc.	1,385	15,027
CarrAmerica Realty Corp.	3,157	114,220
Catellus Development Corp.	3,698	121,294
CBL & Associates Properties Inc. (2)	2,535	109,182
Cedar Shopping Centers Inc.	1,088	16,048
CenterPoint Properties Trust	2,616	110,657
Colonial Properties Trust (2)	2,256	99,264
Commercial Net Lease Realty Inc.	2,961	60,612
Corporate Office Properties Trust (2)	1,757	51,744
Correctional Properties Trust	596	16,867
Cousins Properties Inc.	1,273	37,655
Crescent Real Estate Equities Co. (2)	4,489	84,169
CRIIMI MAE Inc. (1)	849	18,551
CRT Properties Inc. (2)	1,798	49,085
Developers Diversified Realty Corp. (2)	6,244	286,974

DiamondRock Hospitality Co.	1,115	12,600
Digital Realty Trust Inc.	582	10,115
Duke Realty Corp.	8,247	261,100
EastGroup Properties Inc. (2)	1,174	49,437
ECC Capital Corp.	2,594	17,276
Education Realty Trust Inc.	1,200	21,960
Entertainment Properties Trust	530	24,380
Equity Inns Inc.	3,366	44,768
Equity Lifestyle Properties Inc.	476	18,926
Equity Office Properties Trust	23,494	777,651
Equity One Inc.	2,086	47,352
Equity Residential	16,515	608,082
Essex Property Trust Inc.	1,318	109,473
Extra Space Storage Inc.	1,723	24,691
Federal Realty Investment Trust (2)	1,904	112,336
FelCor Lodging Trust Inc. (1) (2)	3,009	43,570
Fieldstone Investment Corp.	2,744	39,514
First Industrial Realty Trust Inc.	2,454	97,915
First Potomac Realty Trust	907	22,494
Gables Residential Trust	1,459	63,073
General Growth Properties Inc. (2)	5,196	213,504
Glenborough Realty Trust Inc.	1,807	37,206
GMH Communities Trust	1,445	20,013
Government Properties Trust Inc.	1,432	13,919
Gramercy Capital Corp.	747	18,272
Health Care Property Investors Inc. (2)	7,714	208,587
Health Care REIT Inc.	3,058	115,256
Healthcare Realty Trust Inc. (2)	2,735	105,598
Heritage Property Investment Trust Inc.	1,622	56,802
Highland Hospitality Corp.	2,210	23,095
Highwoods Properties Inc.	3,069	91,333
Home Properties Inc.	1,898	81,652
HomeBanc Corp.	3,142	28,561
Hospitality Properties Trust	3,854	169,846
Host Marriott Corp. (2)	20,285	354,988
HRPT Properties Trust	11,446	142,274
Impac Mortgage Holdings Inc. (2)	4,272	79,673
Inland Real Estate Corp.	1,130	18,170
Innkeepers USA Trust	2,395	35,781
Investors Real Estate Trust	2,456	23,725
iStar Financial Inc.	6,468	269,004
Kilroy Realty Corp. (2)	1,104	52,429
Kimco Realty Corp. (2)	5,713	336,553
Kite Realty Group Trust	1,031	15,465
LaSalle Hotel Properties	1,696	55,646
Lexington Corporate Properties Trust	2,680	65,151
Liberty Property Trust	5,000	221,550
LTC Properties Inc.	1,194	24,716
Luminent Mortgage Capital Inc.	2,108	22,745
Macerich Co. (The)	2,444	163,870
Mack-Cali Realty Corp.	3,530	159,909
Maguire Properties Inc. (2)	1,959	55,518
Meristar Hospitality Corp. (1)	5,152	44,307
MFA Mortgage Investments Inc.	4,660	34,717
Mid-America Apartment Communities Inc.	1,012	45,965
MortgageIT Holdings Inc.	917	16,735
National Health Investors Inc.	1,359	38,147
National Health Realty Inc.	297	5,527
Nationwide Health Properties Inc.	3,576	84,429
New Century Financial Corp.	1,382	71,104
New Plan Excel Realty Trust Inc. (2)	5,916	160,738
Newcastle Investment Corp.	2,492	75,134
NorthStar Realty Finance Corp.	1,004	10,532

Novastar Financial Inc. (2)	1,495	58,529
Omega Healthcare Investors Inc.	603	7,755
Pan Pacific Retail Properties Inc. (2)	2,329	154,599
Parkway Properties Inc.	816	40,808
Pennsylvania Real Estate Investment Trust	2,083	98,943
Plum Creek Timber Co. Inc.	10,589	384,381
Post Properties Inc.	2,341	84,534
Prentiss Properties Trust	2,579	93,979
ProLogis	10,749	432,540
PS Business Parks Inc.	925	41,116
Public Storage Inc. (2)	1,064	67,298
RAIT Investment Trust (2)	827	24,769
Ramco-Gershenson Properties Trust	806	23,600
Rayonier Inc. (2)	2,881	152,779
Realty Income Corp. (2)	4,551	113,957
Reckson Associates Realty Corp.	4,679	156,980
Redwood Trust Inc. (2)	1,114	57,482
Regency Centers Corp.	3,625	207,350
Saxon Capital Inc.	2,818	48,103
Senior Housing Properties Trust	3,387	64,048
Shurgard Storage Centers Inc. Class A	2,670	122,713
Simon Property Group Inc.	6,358	460,891
Sizeler Property Investors Inc.	983	12,976
SL Green Realty Corp.	2,231	143,900
Sovran Self Storage Inc.	900	40,914
Spirit Finance Corp.	3,810	44,768
Strategic Hotel Capital Inc.	1,451	26,118
Sun Communities Inc.	532	19,785
Sunstone Hotel Investors Inc.	1,330	32,266
Taubman Centers Inc.	1,320	44,999
Thornburg Mortgage Inc. (2)	5,772	168,138
Trizec Properties Inc.	5,269	108,383
Trustreet Properties Inc. (2)	3,277	54,431
United Dominion Realty Trust Inc. (2)	4,691	112,819
Universal Health Realty Income Trust	551	20,999
Urstadt Biddle Properties Inc. Class A	1,153	19,970
U-Store-It Trust	1,595	30,385
Vornado Realty Trust	6,388	513,595
Weingarten Realty Investors	4,573	179,353
Winston Hotels Inc.	1,433	16,136

		14,841,889

RETAIL—2.57%
AFC Enterprises Inc.	307	4,046
AnnTaylor Stores Corp. (1)	2,189	53,149
Asbury Automotive Group Inc. (1)	745	11,480
AutoNation Inc. (1)	10,214	209,591
Barnes & Noble Inc. (1) (2)	2,234	86,679
Big Lots Inc. (1) (2)	5,329	70,556
BJ’s Wholesale Club Inc. (1)	3,958	128,595
Blair Corp.	455	17,973
Blockbuster Inc.	10,875	99,180
Bob Evans Farms Inc. (2)	1,994	46,500
Bombay Co. Inc. (The) (1) (2)	1,452	8,276
Bon-Ton Stores Inc. (The)	312	6,037
Borders Group Inc.	4,170	105,543
Brown Shoe Co. Inc.	1,103	43,182
Buckle Inc. (The)	366	16,228
Burlington Coat Factory Warehouse Corp.	1,027	43,791
Cabela’s Inc. Class A (1) (2)	545	11,641
California Pizza Kitchen Inc. (1) (2)	187	5,099
Casey’s General Store Inc.	2,843	56,348
Cash America International Inc.	1,312	26,397

Cato Corp. Class A	1,209	24,966
CBRL Group Inc.	1,492	57,979
Charlotte Russe Holding Inc. (1)	245	3,053
Charming Shoppes Inc. (1)	6,802	63,463
Circuit City Stores Inc. (2)	6,391	110,500
Claire’s Stores Inc.	466	11,207
Conn’s Inc. (1)	79	1,933
Cost Plus Inc. (1)	575	14,341
Costco Wholesale Corp.	17,126	767,587
CSK Auto Corp. (1)	256	4,270
Dave & Buster’s Inc. (1) (2)	753	13,885
Deb Shops Inc.	176	5,099
Denny’s Corp. (1)	2,034	10,170
Dillard’s Inc. Class A (2)	3,843	90,003
Dollar Tree Stores Inc. (1)	1,931	46,344
Domino’s Pizza Inc.	1,788	39,801
Dress Barn Inc. (1)	377	8,532
Family Dollar Stores Inc.	2,200	57,420
Federated Department Stores Inc.	9,660	707,885
Finish Line Inc. (The)	249	4,711
Foot Locker Inc.	4,403	119,850
Fred’s Inc.	911	15,104
Genesco Inc. (1) (2)	311	11,535
Goody’s Family Clothing Inc.	907	6,689
Group 1 Automotive Inc. (1)	1,157	27,814
Haverty Furniture Companies Inc.	1,260	18,623
IHOP Corp. (2)	824	35,753
Insight Enterprises Inc. (1) (2)	2,381	48,049
Jack in the Box Inc. (1)	1,803	68,370
Jill (J.) Group Inc. (The) (1)	273	3,754
Jo-Ann Stores Inc. (1)	1,288	33,990
Kenneth Cole Productions Inc. Class A	33	1,027
Krispy Kreme Doughnuts Inc. (1)	1,531	10,656
Landry’s Restaurants Inc. (2)	1,030	30,993
Linens ’n Things Inc. (1)	2,567	60,735
Lithia Motors Inc. Class A (2)	839	24,205
Lone Star Steakhouse & Saloon Inc.	996	30,288
Longs Drug Stores Corp. (2)	305	13,130
Luby’s Inc. (1)	1,207	14,424
MarineMax Inc. (1) (2)	564	17,625
May Department Stores Co. (The)	16,952	680,792
McCormick & Schmick’s Seafood Restaurants Inc. (1)	70	1,105
McDonald’s Corp.	73,129	2,029,330
Movado Group Inc.	1,001	18,899
Neiman-Marcus Group Inc. Class A	1,985	192,386
99 Cents Only Stores (1)	1,939	24,645
O’Charley’s Inc. (1)	1,249	22,057
Office Depot Inc. (1)	18,183	415,300
OfficeMax Inc.	4,045	120,420
Outback Steakhouse Inc. (2)	303	13,708
Papa John’s International Inc. (1) (2)	314	12,551
Party City Corp. (1)	115	1,380
Payless ShoeSource Inc. (1)	3,870	74,304
Penney (J.C.) Co. Inc. (Holding Co.)	9,199	483,683
Pep Boys-Manny, Moe & Jack Inc.	2,273	30,776
Pier 1 Imports Inc.	3,808	54,036
Regis Corp.	2,008	78,473
Retail Ventures Inc. (1) (2)	850	11,594
Rite Aid Corp. (1)	29,833	124,702
Ryan’s Restaurant Group Inc. (1)	2,466	34,549
Saks Inc. (1) (2)	6,301	119,530
School Specialty Inc. (1)	849	39,479

Sears Holdings Corp. (1)	3,035	454,855
Sharper Image Corp. (1)	454	5,779
Shoe Carnival Inc. (1)	376	8,182
ShopKo Stores Inc. (1)	1,725	41,935
Smart & Final Inc. (1) (2)	1,051	12,875
Sonic Automotive Inc.	1,647	35,015
Sports Authority Inc. (The) (1) (2)	1,136	36,125
Stage Stores Inc. (1)	1,070	46,652
Steak n Shake Co. (The) (1)	253	4,711
Syms Corp.	300	4,407
Systemax Inc. (1) (2)	648	4,355
Talbots Inc. (The)	248	8,053
TBC Corp. (1)	1,257	34,102
Tiffany & Co.	4,980	163,145
Too Inc. (1)	1,813	42,370
Toys R Us Inc. (1)	12,614	334,019
Trans World Entertainment Corp. (1)	1,282	15,166
United Auto Group Inc.	1,508	44,938
Wendy’s International Inc.	3,261	155,387
West Marine Inc. (1) (2)	545	9,843
Wet Seal Inc. Class A (1)	874	5,930
Wilsons The Leather Experts Inc. (1)	139	923
Zale Corp. (1) (2)	2,881	91,299

		9,829,819

SAVINGS & LOANS—1.37%
Anchor BanCorp Wisconsin Inc.	1,276	38,612
Astoria Financial Corp.	5,734	163,247
Bank Mutual Corp.	3,527	39,009
BankAtlantic Bancorp Inc. Class A	2,469	46,788
BankUnited Financial Corp. Class A	1,536	41,533
Berkshire Hills Bancorp Inc.	361	12,029
Beverly Hills Bancorp Inc.	722	7,906
BFC Financial Corp. Class A (1)	934	7,967
Brookline Bancorp Inc. (2)	3,491	56,764
Capitol Federal Financial	1,235	42,583
Clifton Savings Bancorp Inc.	673	7,107
Commercial Capital Bancorp Inc.	1,864	31,147
Commercial Federal Corp.	2,238	75,376
Dime Community Bancshares (2)	1,550	23,560
Downey Financial Corp.	1,179	86,303
Fidelity Bankshares Inc.	970	25,724
First Defiance Financial Corp.	368	9,822
First Financial Holdings Inc. (2)	676	20,219
First Niagara Financial Group Inc.	6,682	97,424
First Place Financial Corp.	819	16,454
FirstFed Financial Corp. (1)	935	55,735
Flagstar Bancorp Inc. (2)	1,941	36,743
Flushing Financial Corp.	1,051	19,338
Franklin Bank Corp. (Texas) (1)	1,108	20,786
Golden West Financial Corp.	8,582	552,509
Harbor Florida Bancshares Inc. (2)	441	16,511
Horizon Financial Corp.	604	13,409
Independence Community Bank Corp.	4,815	177,818
ITLA Capital Corp. (1)	312	16,817
Kearny Financial Corp. (1)	1,167	13,771
MAF Bancorp Inc. (2)	1,839	78,397
NASB Financial Inc.	14	614
New York Community Bancorp Inc. (2)	15,270	276,692
Northwest Bancorp Inc.	1,069	22,727
OceanFirst Financial Corp. (2)	527	11,863
Ocwen Financial Corp. (1)	1,828	12,357
Partners Trust Financial Group Inc.	2,778	29,669

PennFed Financial Services Inc.	459	7,748
PFF Bancorp Inc.	851	25,777
Provident Financial Holdings Inc.	245	6,887
Provident Financial Services Inc.	4,128	72,529
Provident New York Bancorp	2,255	27,308
Rockville Financial Inc. (1)	342	4,179
Sound Federal Bancorp Inc.	214	3,458
Sovereign Bancorp Inc.	21,002	469,185
Sterling Financial Corp. (Washington) (1)	1,335	49,929
TierOne Corp.	1,006	27,293
United Community Financial Corp. (2)	1,469	16,071
Washington Federal Inc.	4,963	116,730
Washington Mutual Inc. (2)	50,267	2,045,364
Webster Financial Corp.	3,081	143,852
Westfield Financial Inc.	106	2,569
WSFS Financial Corp.	364	19,914

		5,244,123

SEMICONDUCTORS—0.51%
Actel Corp. (1)	1,293	17,973
Advanced Micro Devices Inc. (1) (2)	10,769	186,734
AMIS Holdings Inc. (1)	261	3,482
Amkor Technology Inc. (1)	1,726	7,767
Applied Micro Circuits Corp. (1) (2)	10,205	26,125
Asyst Technologies Inc. (1)	2,484	11,079
Atmel Corp. (1)	8,479	20,095
Axcelis Technologies Inc. (1)	5,634	38,649
Brooks Automation Inc. (1)	800	11,880
Cirrus Logic Inc. (1)	184	977
Cohu Inc.	1,004	20,130
Conexant Systems Inc. (1)	26,553	42,750
Credence Systems Corp. (1)	3,003	27,177
DSP Group Inc. (1)	257	6,135
Emulex Corp. (1) (2)	416	7,596
Entegris Inc. (1)	3,363	33,294
Exar Corp. (1)	1,599	23,809
Fairchild Semiconductor International Inc. Class A (1)	5,107	75,328
Freescale Semiconductor Inc. Class B (1)	20,269	429,297
Genesis Microchip Inc. (1)	920	16,983
Helix Technology Corp.	408	5,418
Integrated Device Technology Inc. (1)	4,704	50,568
Integrated Silicon Solution Inc. (1) (2)	1,976	14,642
International Rectifier Corp. (1)	778	37,126
Intersil Corp. Class A	4,543	85,272
Kopin Corp. (1)	3,802	19,390
Kulicke & Soffa Industries Inc. (1)	480	3,797
Lattice Semiconductor Corp. (1)	4,480	19,891
Leadis Technology Inc. (1)	830	6,682
LSI Logic Corp. (1)	13,966	118,571
LTX Corp. (1)	3,331	16,522
Mattson Technology Inc. (1)	200	1,432
Micron Technology Inc. (1)	16,952	173,080
MKS Instruments Inc. (1)	1,821	30,757
Mykrolis Corp. (1)	1,780	25,294
Novellus Systems Inc.	3,660	90,439
Pericom Semiconductor Corp. (1)	671	5,462
Photronics Inc. (1) (2)	1,129	26,351
Pixelworks Inc. (1)	756	6,486
Rambus Inc. (1)	1,779	23,803
Rudolph Technologies Inc. (1)	434	6,219
Semitool Inc. (1)	678	6,468
Skyworks Solutions Inc. (1)	5,114	37,690

Standard Microsystems Corp. (1)	776	18,143
Teradyne Inc. (1)	3,368	40,315
TriQuint Semiconductor Inc. (1)	6,335	21,096
Ultratech Inc. (1)	88	1,610
Veeco Instruments Inc. (1)	601	9,784
Vitesse Semiconductor Corp. (1)	4,898	10,237
Zoran Corp. (1)	1,569	20,852

		1,940,657

SOFTWARE—0.52%
American Reprographics Co. (1)	701	11,279
AMICAS Inc. (1)	2,031	9,200
Atari Inc. (1)	2,417	6,719
BEA Systems Inc. (1)	19,023	167,022
BMC Software Inc. (1)	7,348	131,897
Borland Software Corp. (1)	4,430	30,390
Computer Associates International Inc.	7,393	203,160
Compuware Corp. (1)	12,691	91,248
CSG Systems International Inc. (1)	1,356	25,737
Digi International Inc. (1)	197	2,336
eFunds Corp. (1)	873	15,705
EPIQ Systems Inc. (1)	679	11,108
Fair Isaac Corp. (2)	925	33,763
Inter-Tel Inc.	925	17,214
InterVideo Inc. (1)	99	1,424
JDA Software Group Inc. (1)	1,590	18,094
Keane Inc. (1) (2)	2,388	32,716
Lawson Software Inc. (1) (2)	3,374	17,376
MapInfo Corp. (1)	376	3,952
MRO Software Inc. (1)	991	14,479
NDCHealth Corp. (2)	2,024	36,371
NetIQ Corp. (1)	3,003	34,084
Novell Inc. (1)	21,701	134,546
Open Solutions Inc. (1)	91	1,848
Pegasystems Inc. (1)	578	3,410
Pinnacle Systems Inc. (1)	2,107	11,589
QAD Inc.	135	1,040
Quest Software Inc. (1)	478	6,515
ScanSoft Inc. (1) (2)	1,728	6,532
Schawk Inc.	292	7,300
SeaChange International Inc. (1)	449	3,152
Siebel Systems Inc.	26,151	232,744
SPSS Inc. (1)	106	2,036
SSA Global Technologies Inc. (1)	85	1,020
Sybase Inc. (1)	5,121	93,970
SYNNEX Corp. (1)	566	9,911
Take-Two Interactive Software Inc. (1)	662	16,848
THQ Inc. (1) (2)	513	15,016
Ulticom Inc. (1)	584	6,196
VeriFone Holdings Inc. (1)	372	6,045
Veritas Software Corp. (1)	20,265	494,466

		1,969,458

TELECOMMUNICATION EQUIPMENT—0.00%
Glenayre Technologies Inc. (1)	2,093	7,891

		7,891

TELECOMMUNICATIONS—6.25%
Adaptec Inc. (1)	6,330	24,560
ADC Telecommunications Inc. (1)	6,635	144,444
Aeroflex Inc. (1)	3,903	32,785
Airspan Networks Inc. (1)	1,445	8,020
Alltel Corp. (2)	17,452	1,086,911

American Tower Corp. Class A (1)	1,546	32,497
Anaren Inc. (1)	993	13,058
Andrew Corp. (1)	6,913	88,210
Anixter International Inc. (1)	940	34,940
Applied Signal Technology Inc.	54	1,028
Aspect Communications Corp. (1)	954	10,713
AT&T Corp.	46,181	879,286
Audiovox Corp. Class A (1)	917	14,214
Avaya Inc. (1)	7,861	65,404
BellSouth Corp. (2)	105,656	2,807,280
Black Box Corp.	941	33,311
Broadwing Corp. (1) (2)	3,534	16,327
C-COR Inc. (1) (2)	1,318	9,028
Centennial Communications Corp. (1)	754	10,466
CenturyTel Inc.	7,547	261,353
CIENA Corp. (1)	32,565	68,061
Cincinnati Bell Inc. (1)	14,123	60,729
Citizens Communications Co.	19,579	263,142
Commonwealth Telephone Enterprises Inc.	523	21,919
CommScope Inc. (1)	1,790	31,164
Comverse Technology Inc. (1)	1,321	31,242
Crown Castle International Corp. (1)	4,569	92,842
CT Communications Inc.	994	12,972
Ditech Communications Corp. (1)	583	3,784
Extreme Networks Inc. (1)	1,852	7,593
FairPoint Communications Inc.	1,500	24,225
Finisar Corp. (1) (2)	4,803	5,043
Foundry Networks Inc. (1)	2,468	21,299
General Communication Inc. Class A (1)	3,087	30,469
GlobeTel Communications Corp. (1)	2,044	5,703
Golden Telecom Inc. (2)	443	13,591
Harris Corp.	1,328	41,447
Hypercom Corp. (1)	1,388	8,980
IDT Corp. Class B (1)	3,275	43,099
Intrado Inc. (1)	174	2,603
Iowa Telecommunications Services Inc.	1,242	23,288
JDS Uniphase Corp. (1)	39,155	59,516
Juniper Networks Inc. (1)	8,548	215,239
Level 3 Communications Inc. (1) (2)	39,580	80,347
Lucent Technologies Inc. (1)	255,378	743,150
MasTec Inc. (1)	1,439	12,663
MCI Inc.	16,198	416,451
Motorola Inc.	28,112	513,325
MRV Communications Inc. (1) (2)	3,123	6,777
Newport Corp. (1)	2,085	28,898
Nextel Communications Inc. Class A (1)	41,158	1,329,815
NTL Inc. (1)	4,286	293,248
Oplink Communications Inc. (1)	5,226	8,936
Optical Communication Products Inc. (1)	919	1,746
PanAmSat Holding Corp.	1,626	33,349
Polycom Inc. (1)	2,697	40,212
Powerwave Technologies Inc. (1)	5,647	57,712
Preformed Line Products Co.	115	4,692
Price Communications Corp. (1)	2,582	44,669
Qwest Communications International Inc. (1)	86,785	321,972
RCN Corp. (1)	1,274	29,417
RF Micro Devices Inc. (1)	8,939	48,539
SafeNet Inc. (1) (2)	762	25,954
SBA Communications Corp. (1)	443	5,981
SBC Communications Inc. (2)	190,503	4,524,446
Scientific-Atlanta Inc.	1,377	45,813
Shenandoah Telecommunications Co.	345	13,714
Sprint Corp. (FON Group) (2)	80,506	2,019,896

SureWest Communications	798	20,469
Sycamore Networks Inc. (1)	9,871	34,055
TALK America Holdings Inc. (1)	1,892	18,939
Tekelec (1)	125	2,100
Telephone & Data Systems Inc. (2)	5,499	224,414
Telewest Global Inc. (1)	14,097	321,130
Tellabs Inc. (1)	25,757	224,086
3Com Corp. (1)	21,733	79,108
Time Warner Telecom Inc. Class A (1)	2,709	16,037
United States Cellular Corp. (1)	592	29,564
US Unwired Inc. (1)	7,297	42,469
USA Mobility Inc. (1)	1,513	44,422
UTStarcom Inc. (1) (2)	2,210	16,553
Valor Communications Group Inc.	867	11,965
Verizon Communications Inc.	159,576	5,513,351
Wireless Facilities Inc. (1)	1,301	8,235
Zhone Technologies Inc. (1) (2)	3,499	11,722

		23,932,126

TEXTILES—0.07%
Angelica Corp.	548	13,431
Dixie Group Inc. (1)	556	9,791
G&K Services Inc. Class A	1,091	41,163
Mohawk Industries Inc. (1) (2)	2,297	189,503
UniFirst Corp.	509	20,635
Weyco Group Inc.	307	6,049

		280,572

TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	8,995	187,006
Jakks Pacific Inc. (1) (2)	1,311	25,184
LeapFrog Enterprises Inc. (1) (2)	1,660	18,758
Mattel Inc.	21,042	385,069
RC2 Corp. (1)	612	22,993
Topps Co. (The)	1,948	19,538

		658,548

TRANSPORTATION—1.08%
ABX Air Inc. (1)	1,242	10,122
Alexander & Baldwin Inc.	2,503	116,014
Arkansas Best Corp.	1,243	39,540
Burlington Northern Santa Fe Corp.	21,714	1,022,295
Covenant Transport Inc. Class A (1)	508	6,706
CSX Corp.	12,476	532,226
EGL Inc. (1)	836	16,988
Forward Air Corp.	154	4,354
Frozen Food Express Industries Inc. (1)	759	8,592
Genesee & Wyoming Inc. Class A (1)	193	5,252
GulfMark Offshore Inc. (1)	813	22,203
Kansas City Southern Industries Inc. (1) (2)	2,433	49,098
Kirby Corp. (1)	158	7,126
Laidlaw International Inc. (1)	5,880	141,708
Maritrans Inc.	39	1,055
Marten Transport Ltd. (1)	637	13,371
Norfolk Southern Corp.	19,960	617,962
Offshore Logistics Inc. (1)	1,313	43,119
Overnite Corp.	530	22,779
Overseas Shipholding Group Inc.	1,694	101,047
P.A.M. Transportation Services Inc. (1)	290	4,875
RailAmerica Inc. (1)	1,552	18,469
Ryder System Inc. (2)	2,328	85,205
SCS Transportation Inc. (1)	814	14,489
Seabulk International Inc. (1)	171	3,634

SIRVA Inc. (1)	599	5,097
Swift Transportation Co. Inc. (1) (2)	1,457	33,934
U.S. Xpress Enterprises Inc. Class A (1)	725	8,635
Union Pacific Corp. (2)	15,165	982,692
USA Truck Inc. (1)	85	2,104
Werner Enterprises Inc.	2,182	42,854
Yellow Roadway Corp. (1)	3,319	168,605

		4,152,150

TRUCKING & LEASING—0.03%
AMERCO	456	24,419
GATX Corp. (2)	2,611	90,080
Interpool Inc.	421	9,001

		123,500

WATER—0.07%
American States Water Co.	932	27,373
Aqua America Inc. (2)	5,029	149,562
California Water Service Group (2)	1,030	38,666
Connecticut Water Service Inc.	309	7,722
Middlesex Water Co. (2)	602	11,691
PICO Holdings Inc. (1)	421	12,529
SJW Corp.	344	16,171
Southwest Water Co. (2)	1,034	12,232

		275,946

TOTAL COMMON STOCKS (Cost: $381,193,551)		382,443,734

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.18%
COMMERCIAL PAPER (4)—2.46%
Alpine Securitization Corp.
3.29%, 08/08/05	$49,702	49,530
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (5)	333,942	333,267
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (5)	762,099	760,664
ANZ National Bank Ltd.
2.94%, 08/15/05 (5)	82,837	82,535
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	315,186	314,655
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	165,674	165,530
Bryant Park Funding LLC
3.10%, 07/06/05 (5)	63,973	63,946
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (5)	59,652	59,590
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (5)	165,674	165,380
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (5)	207,443	207,119
Charta LLC
3.31%, 08/11/05 (5)	248,511	247,574
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (5)	155,733	155,603
Dexia Delaware LLC
3.04%, 07/01/05	219,683	219,683

Edison Asset Securitization LLC
3.12%, 09/06/05 (5)	124,255	123,534
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (5)	274,102	272,957
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (5)	439,444	438,685
Ford Credit Floorplan Motown
3.33%, 08/08/05 (5)	33,135	33,018
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	179,438	179,140
General Electric Capital Corp.
2.74%, 07/07/05	82,837	82,799
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	157,390	157,177
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (5)	551,693	549,362
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (5)	501,141	500,401
Liberty Street Funding Corp.
3.05%, 07/01/05 (5)	82,837	82,837
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (5)	242,444	242,228
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	316,437	316,054
Nordea North America Inc.
2.74%, 07/11/05	82,837	82,774
Park Avenue Receivables Corp.
3.25%, 07/22/05 (5)	329,691	329,066
Park Granada LLC
3.08% - 3.09%, 07/01/05 (5)	82,903	82,903
Polonius Inc.
3.15%, 07/11/05 (5)	115,972	115,870
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (5)	538,885	538,533
Santander Central Hispano
2.75%, 07/08/05	207,092	206,982
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (5)	296,372	295,794
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (5)	602,555	600,933
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (5)	539,432	538,865
Three Pillars Funding Corp.
3.30%, 07/28/05	24,091	24,031
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (5)	323,064	323,064
UBS Finance Delaware LLC
3.03%, 07/01/05	248,511	248,511
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	144,136	143,814
Yorktown Capital LLC
3.15%, 07/13/05	96,291	96,190

		9,430,598

FLOATING RATE NOTES (4)—4.16%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (5)	308,153	308,155
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	405,901	405,904
American Express Centurion Bank
3.29%, 06/29/06	66,269	66,269
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	472,170	472,226

Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (5)	107,688	107,688
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	107,688	107,673
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (5)	851,563	851,555
BMW US Capital LLC
3.19%, 07/14/06 (5)	165,674	165,674
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	563,291	563,237
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (5)	619,620	619,582
Commodore CDO Ltd.
3.47%, 12/12/05 (5)	41,418	41,418
Credit Suisse First Boston
3.15%, 05/09/06	165,674	165,674
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	497,021	496,993
DEPFA Bank PLC
3.42%, 03/15/06	165,674	165,674
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (5)	400,930	400,945
Fairway Finance LLC
3.21%, 10/20/05	66,269	66,268
Fifth Third Bancorp
3.26%, 04/21/06 (5)	331,347	331,347
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (5)	115,972	115,975
General Electric Capital Corp.
3.28%, 07/07/06	74,553	74,634
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	23,799	23,799
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	190,525	190,525
Hartford Life Global Funding Trust
3.21%, 07/15/06	165,674	165,674
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (5)	497,021	497,022
HSBC Bank USA N.A.
3.57%, 05/04/06	57,986	58,025
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (5)	728,964	728,968
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (5)	173,957	173,957
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (5)	646,127	646,221
Lothian Mortgages PLC
3.29%, 01/24/06 (5)	248,511	248,511
Marshall & Ilsley Bank
3.36%, 02/20/06	165,674	165,801
Metropolitan Life Global Funding I
3.14%, 07/06/06 (5)	248,511	248,511
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	248,511	248,492
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (5)	612,993	613,076
Norddeutsche Landesbank
3.11%, 07/27/05	165,674	165,670
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (5)	497,021	497,021
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	637,844	637,843

Principal Life Income Funding Trusts
3.21%, 05/10/06	124,255	124,261
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	470,099	469,967
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (5)	91,121	91,109
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (5)	945,997	946,022
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (5)	165,674	165,674
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	256,794	256,736
SunTrust Bank
3.17%, 04/28/06	248,511	248,511
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (5)	568,261	568,226
Toronto-Dominion Bank
3.81%, 06/20/06	207,092	207,112
UniCredito Italiano SpA
3.34%, 06/14/06	215,376	215,303
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (5)	427,300	427,299
Wells Fargo & Co.
3.19%, 07/14/06 (5)	82,837	82,846
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (5)	555,007	554,984
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (5)	556,664	556,644
Winston Funding Ltd.
3.23%, 07/23/05 (5)	118,291	118,291
World Savings Bank
3.13%, 09/09/05	57,986	57,985

		15,926,977

MONEY MARKET FUNDS—0.27%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (4) (6) (7)	662,695	662,695
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (6) (7)	279,699	279,699
BlackRock Temp Cash Money Market Fund 3.04% (4) (7)	23,999	23,999
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (4) (7)	58,078	58,078

		1,024,471

REPURCHASE AGREEMENTS (4)—1.51%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,814,161 and effective yields of 3.40% - 3.44%. (8)	$2,813,892	2,813,892
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,153,963 and effective yields of 3.43% - 3.44%. (8)	2,153,758	2,153,758
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $828,447 and an effective yield of 3.40%. (8)	828,368	828,368

		5,796,018

TIME DEPOSITS (4)—0.72%
American Express Centurion Bank
3.08%, 07/01/05	124,255	124,255
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	165,674	165,674
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	231,943	231,943
Credit Suisse First Boston
3.16%, 07/13/05	82,837	82,837
Deutsche Bank AG
3.31%, 07/01/05	6,813	6,812
HBOS Treasury Services PLC
3.39%, 12/14/05	99,404	99,404
Key Bank N.A.
3.34%, 07/01/05	497,021	497,021
Natexis Banques
2.98%, 08/18/05	165,674	165,674
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	298,213	298,205
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	132,539	132,538
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	115,972	115,970
US Bank N.A.
3.12%, 07/08/05	165,674	165,674
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	497,021	497,022
Wells Fargo Bank N.A.
3.04%, 07/01/05	165,674	165,674

		2,748,703

U.S. GOVERNMENT AGENCY NOTES (4)—0.06%
Federal National Mortgage Association
2.33%, 07/22/05	248,511	248,173

		248,173

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,174,940)		35,174,940

TOTAL INVESTMENTS IN SECURITIES — 109.04% (Cost: $416,368,491) (9)		417,618,674
Other Assets, Less Liabilities — (9.04%)		(34,622,443)

NET ASSETS — 100.00%		$382,996,231

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(9)	The cost of investments for federal income tax purposes was $419,546,054. Net unrealized depreciation aggregated $1,927,380, of which $8,767,303 represented gross unrealized appreciation on securities and $10,694,683 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.90%
ADVERTISING—0.47%
Donnelley (R.H.) Corp. (1)	10,220	$633,434
Getty Images Inc. (1)	18,847	1,399,578
Harte-Hanks Inc.	22,222	660,660
Interpublic Group of Companies Inc. (1) (2)	163,776	1,994,792
Lamar Advertising Co. (1)	32,512	1,390,538
West Corp. (1)	7,767	298,253

		6,377,255

AEROSPACE & DEFENSE—0.77%
Alliant Techsystems Inc. (1) (2)	14,429	1,018,687
Goodrich (B.F.) Co.	46,680	1,912,013
L-3 Communications Holdings Inc.	45,974	3,520,689
Rockwell Collins Inc.	69,020	3,290,874
Titan Corp. (The) (1)	32,982	750,011

		10,492,274

AGRICULTURE—0.47%
Loews Corp. - Carolina Group	26,299	876,283
Reynolds American Inc.	33,300	2,624,040
UST Inc.	64,233	2,932,879

		6,433,202

AIRLINES—0.42%
AMR Corp. (1) (2)	62,415	755,846
JetBlue Airways Corp. (1) (2)	36,238	740,705
Southwest Airlines Co.	305,717	4,258,638

		5,755,189

APPAREL—0.99%
Coach Inc. (1)	146,477	4,917,233
Columbia Sportswear Co. (1) (2)	6,050	298,809
Jones Apparel Group Inc.	46,909	1,456,055
Liz Claiborne Inc.	42,499	1,689,760
Polo Ralph Lauren Corp.	21,369	921,218
Quiksilver Inc. (1)	45,618	728,976
Reebok International Ltd. (2)	19,080	798,116
Timberland Co. Class A (1)	20,327	787,061
VF Corp.	33,781	1,932,949

		13,530,177

AUTO MANUFACTURERS—0.47%
Navistar International Corp. (1)	23,993	767,776
Oshkosh Truck Corp. (2)	14,070	1,101,400
PACCAR Inc.	67,578	4,595,304

		6,464,480

AUTO PARTS & EQUIPMENT—0.81%
Autoliv Inc.	35,749	1,565,806

BorgWarner Inc.	21,861	1,173,280
Dana Corp.	58,533	878,580
Delphi Corp.	186,674	868,034
Goodyear Tire & Rubber Co. (The) (1) (2)	59,820	891,318
Johnson Controls Inc.	74,596	4,201,993
Lear Corp. (2)	26,839	976,403
TRW Automotive Holdings Corp. (1)	16,572	406,180

		10,961,594

BANKS—5.75%
AmSouth Bancorp	136,744	3,555,344
Associated Bancorp	50,236	1,690,944
Assurant Inc.	45,289	1,634,933
Bank of Hawaii Corp.	20,424	1,036,518
BOK Financial Corp.	7,846	361,858
City National Corp.	16,000	1,147,360
Colonial BancGroup Inc. (The)	56,698	1,250,758
Comerica Inc.	65,665	3,795,437
Commerce Bancorp Inc. (2)	62,768	1,902,498
Commerce Bancshares Inc. (2)	23,220	1,170,520
Compass Bancshares Inc.	47,998	2,159,910
Cullen/Frost Bankers Inc.	20,190	962,053
East West Bancorp Inc.	20,360	683,892
First Horizon National Corp. (2)	48,253	2,036,277
First Marblehead Corp. (The) (1) (2)	10,046	352,213
FirstMerit Corp.	32,742	854,894
Fulton Financial Corp. (2)	60,801	1,094,418
Genworth Financial Inc. Class A	87,978	2,659,575
Hibernia Corp. Class A	60,763	2,016,116
Huntington Bancshares Inc.	89,965	2,171,755
International Bancshares Corp.	17,725	501,440
Investors Financial Services Corp.	26,008	983,623
KeyCorp	158,540	5,255,601
M&T Bank Corp.	29,591	3,111,790
Marshall & Ilsley Corp.	88,940	3,953,383
Mellon Financial Corp.	164,378	4,716,005
Mercantile Bankshares Corp.	30,777	1,585,939
North Fork Bancorp Inc.	185,494	5,210,527
Northern Trust Corp.	76,233	3,475,462
Popular Inc.	103,436	2,605,553
Sky Financial Group Inc. (2)	37,637	1,060,611
South Financial Group Inc. (The)	27,802	790,133
Synovus Financial Corp.	120,524	3,455,423
TCF Financial Corp.	52,604	1,361,392
TD Banknorth Inc.	29,986	893,583
UnionBanCal Corp.	21,904	1,465,816
Valley National Bancorp (2)	41,972	981,305
Whitney Holding Corp.	24,325	793,725
Wilmington Trust Corp.	26,124	940,725
Zions Bancorporation	34,740	2,554,432

		78,233,741

BEVERAGES—0.69%
Brown-Forman Corp. Class B	21,721	1,313,252
Coca-Cola Enterprises Inc.	116,805	2,570,878
Constellation Brands Inc. (1)	74,164	2,187,838
Molson Coors Brewing Co. Class B	16,544	1,025,728
Pepsi Bottling Group Inc.	54,502	1,559,302
PepsiAmericas Inc.	26,902	690,305

		9,347,303

BIOTECHNOLOGY—1.36%
Affymetrix Inc. (1) (2)	24,425	1,317,240

Biogen Idec Inc. (1)	133,860	4,611,477
Celgene Corp. (1)	64,623	2,634,680
Charles River Laboratories International Inc. (1)	25,801	1,244,898
Chiron Corp. (1)	42,361	1,477,975
Invitrogen Corp. (1)	19,176	1,597,169
MedImmune Inc. (1)	96,346	2,574,365
Millennium Pharmaceuticals Inc. (1) (2)	119,028	1,103,390
Millipore Corp. (1)	19,325	1,096,307
Protein Design Labs Inc. (1) (2)	41,376	836,209

		18,493,710

BUILDING MATERIALS—0.68%
American Standard Companies Inc.	72,513	3,039,745
Florida Rock Industries Inc. (2)	12,070	885,335
Lafarge North America Inc.	13,211	824,895
Martin Marietta Materials Inc.	18,270	1,262,822
USG Corp. (1)	14,239	605,157
Vulcan Materials Co.	39,554	2,570,614

		9,188,568

CHEMICALS—2.19%
Airgas Inc.	24,142	595,583
Albemarle Corp.	14,119	514,920
Ashland Inc.	25,418	1,826,792
Cabot Corp.	24,526	809,358
Celanese Corp. Class A (1)	19,316	306,931
Crompton Corp.	45,408	642,523
Cytec Industries Inc.	15,528	618,014
Eastman Chemical Co.	31,113	1,715,882
Ecolab Inc.	71,360	2,309,210
Engelhard Corp.	48,000	1,370,400
FMC Corp. (1)	14,509	814,535
Huntsman Corp. (1)	23,675	479,892
International Flavors & Fragrances Inc.	36,458	1,320,509
Lubrizol Corp.	26,229	1,101,880
Lyondell Chemical Co.	77,178	2,039,043
Mosaic Co. (The) (1)	49,821	775,215
PPG Industries Inc.	66,680	4,184,837
Rohm & Haas Co.	62,235	2,883,970
RPM International Inc. (2)	45,779	835,925
Sherwin-Williams Co. (The)	45,251	2,130,870
Sigma-Aldrich Corp.	26,720	1,497,389
Valhi Inc.	3,482	60,935
Valspar Corp. (The)	19,935	962,661

		29,797,274

COAL—0.51%
Arch Coal Inc.	24,535	1,336,421
CONSOL Energy Inc.	35,360	1,894,589
Massey Energy Co. (2)	29,705	1,120,473
Peabody Energy Corp.	50,651	2,635,878

		6,987,361

COMMERCIAL SERVICES—3.19%
ADESA Inc.	34,596	753,155
Alliance Data Systems Corp. (1)	32,268	1,308,790
ARAMARK Corp. Class B	27,868	735,715
Block (H & R) Inc.	64,198	3,745,953
Career Education Corp. (1)	39,766	1,455,833
ChoicePoint Inc. (1)	34,920	1,398,546
Convergys Corp. (1)	55,683	791,812
Corporate Executive Board Co. (The)	16,106	1,261,583
Deluxe Corp.	19,690	799,414

Donnelley (R.R.) & Sons Co.	83,076	2,866,953
Education Management Corp. (1)	28,750	969,737
Equifax Inc.	50,276	1,795,356
Hewitt Associates Inc. Class A (1)	14,720	390,227
Interactive Data Corp.	14,185	294,764
Iron Mountain Inc. (1) (2)	42,280	1,311,526
ITT Educational Services Inc. (1) (2)	17,978	960,385
Laureate Education Inc. (1)	19,108	914,509
Manpower Inc.	35,042	1,393,971
McKesson Corp.	116,511	5,218,528
Moody’s Corp.	97,832	4,398,527
Paychex Inc.	128,926	4,195,252
Pharmaceutical Product Development Inc. (1)	18,689	875,767
Rent-A-Center Inc. (1)	28,891	672,871
Robert Half International Inc.	66,392	1,657,808
Service Corp. International	120,135	963,483
ServiceMaster Co. (The)	113,212	1,517,041
Weight Watchers International Inc. (1) (2)	15,221	785,556

		43,433,062

COMPUTERS—3.29%
Affiliated Computer Services Inc. Class A (1)	46,671	2,384,888
BISYS Group Inc. (The) (1)	46,704	697,758
CACI International Inc. Class A (1)	11,577	731,203
Cadence Design Systems Inc. (1)	106,972	1,461,238
Ceridian Corp. (1)	57,942	1,128,710
Cognizant Technology Solutions Corp. (1)	52,445	2,471,733
Computer Sciences Corp. (1)	74,031	3,235,155
Diebold Inc. (2)	28,045	1,265,110
DST Systems Inc. (1)	28,590	1,338,012
Electronic Data Systems Corp.	201,566	3,880,145
Lexmark International Inc. (1)	48,117	3,119,425
National Instruments Corp. (2)	21,519	456,203
NCR Corp. (1)	72,778	2,555,963
Network Appliance Inc. (1)	142,228	4,020,786
Reynolds & Reynolds Co. (The) Class A	24,386	659,154
SanDisk Corp. (1)	70,438	1,671,494
SRA International Inc. Class A (1)	11,285	391,815
Storage Technology Corp. (1)	41,545	1,507,668
Sun Microsystems Inc. (1)	1,324,573	4,940,657
SunGard Data Systems Inc. (1)	112,527	3,957,575
Synopsys Inc. (1)	56,426	940,621
Unisys Corp. (1)	131,051	829,553
Western Digital Corp. (1)	82,391	1,105,687

		44,750,553

COSMETICS & PERSONAL CARE—0.24%
Alberto-Culver Co.	28,844	1,249,811
Estee Lauder Companies Inc. Class A	52,735	2,063,521

		3,313,332

DISTRIBUTION & WHOLESALE—0.71%
CDW Corp.	24,165	1,379,580
Fastenal Co. (2)	24,175	1,480,960
Genuine Parts Co.	67,577	2,776,739
Grainger (W.W.) Inc.	29,845	1,635,208
Ingram Micro Inc. Class A (1)	49,632	777,237
SCP Pool Corp.	20,299	712,292
Tech Data Corp. (1)	22,814	835,221

		9,597,237

DIVERSIFIED FINANCIAL SERVICES—2.87%
Affiliated Managers Group Inc. (1)	12,960	885,557

AmeriCredit Corp. (1)	57,212	1,458,906
Ameritrade Holding Corp. (1)	93,026	1,729,353
Bear Stearns Companies Inc. (The)	44,153	4,589,263
BlackRock Inc.	7,644	614,960
CapitalSource Inc. (1) (2)	25,404	498,681
Chicago Mercantile Exchange Holdings Inc. (2)	13,272	3,921,876
CIT Group Inc.	82,137	3,529,427
E*TRADE Financial Corp. (1)	142,698	1,996,345
Eaton Vance Corp.	52,196	1,248,006
Edwards (A.G.) Inc.	30,172	1,362,266
Federated Investors Inc. Class B	32,363	971,214
Friedman, Billings, Ramsey Group Inc. Class A (2)	54,609	780,909
IndyMac Bancorp Inc. (2)	24,173	984,566
Instinet Group Inc. (1)	49,058	257,064
Janus Capital Group Inc. (2)	87,883	1,321,760
Jefferies Group Inc. (2)	19,979	757,004
Legg Mason Inc. (2)	41,144	4,283,502
Nelnet Inc. Class A (1)	6,670	221,911
Nuveen Investments Inc. Class A	20,399	767,410
Providian Financial Corp. (1)	113,946	2,008,868
Raymond James Financial Inc.	24,417	689,780
Student Loan Corp.	1,542	338,932
T. Rowe Price Group Inc.	50,442	3,157,669
Westcorp Inc.	9,285	486,720
WFS Financial Inc.	2,618	132,759

		38,994,708

ELECTRIC—6.55%
AES Corp. (The) (1)	253,724	4,155,999
Allegheny Energy Inc. (1) (2)	63,209	1,594,131
Alliant Energy Corp.	44,980	1,266,187
Ameren Corp.	76,099	4,208,275
American Electric Power Co. Inc.	149,343	5,506,276
CenterPoint Energy Inc.	119,641	1,580,458
Cinergy Corp.	76,832	3,443,610
CMS Energy Corp. (1)	84,677	1,275,236
Consolidated Edison Inc. (2)	94,430	4,423,101
Constellation Energy Group Inc.	68,963	3,978,475
DPL Inc.	49,092	1,347,575
DTE Energy Co.	67,473	3,155,712
Edison International	126,543	5,131,319
Energy East Corp.	57,029	1,652,700
Great Plains Energy Inc. (2)	29,043	926,181
Hawaiian Electric Industries Inc. (2)	31,477	843,898
MDU Resources Group Inc. (2)	45,833	1,291,116
NiSource Inc.	105,296	2,603,970
Northeast Utilities	50,069	1,044,439
NRG Energy Inc. (1)	33,833	1,272,121
NSTAR	41,246	1,271,614
OGE Energy Corp.	34,896	1,009,890
Pepco Holdings Inc.	73,098	1,749,966
PG&E Corp. (2)	143,736	5,395,849
Pinnacle West Capital Corp.	38,243	1,699,901
PNM Resources Inc.	24,897	717,283
PPL Corp.	73,706	4,376,662
Progress Energy Inc.	96,595	4,369,958
Public Service Enterprise Group Inc.	92,715	5,638,926
Puget Energy Inc.	38,965	911,002
Reliant Energy Inc. (1) (2)	116,492	1,442,171
SCANA Corp.	43,952	1,877,190
TECO Energy Inc. (2)	80,128	1,515,220
Westar Energy Inc.	33,497	804,933
Wisconsin Energy Corp.	45,689	1,781,871

WPS Resources Corp. (2)	14,626	822,712
Xcel Energy Inc. (2)	155,826	3,041,724

		89,127,651

ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
American Power Conversion Corp.	65,155	1,537,006
AMETEK Inc.	26,953	1,127,983
Energizer Holdings Inc. (1)	27,791	1,727,766
Hubbell Inc. Class B (2)	23,835	1,051,123
Molex Inc.	54,117	1,409,207

		6,853,085

ELECTRONICS—2.33%
Agilent Technologies Inc. (1)	190,781	4,391,779
Amphenol Corp. Class A	34,147	1,371,685
Applera Corp. - Applied Biosystems Group	78,121	1,536,640
Arrow Electronics Inc. (1)	45,545	1,237,002
Avnet Inc. (1)	46,668	1,051,430
AVX Corp. (2)	20,079	243,357
Dolby Laboratories Inc. Class A (1)	11,548	254,749
Fisher Scientific International Inc. (1)	46,530	3,019,797
FLIR Systems Inc. (1) (2)	24,119	719,711
Gentex Corp. (2)	60,349	1,098,352
Jabil Circuit Inc. (1)	63,305	1,945,363
Mettler Toledo International Inc. (1)	17,130	797,915
Parker Hannifin Corp.	46,556	2,886,938
PerkinElmer Inc.	50,159	948,005
Sanmina-SCI Corp. (1)	203,386	1,112,521
Solectron Corp. (1)	376,392	1,426,526
Symbol Technologies Inc.	93,932	927,109
Tektronix Inc.	34,426	801,093
Thermo Electron Corp. (1)	62,687	1,684,400
Thomas & Betts Corp. (1)	23,192	654,942
Trimble Navigation Ltd. (1)	20,404	795,144
Vishay Intertechnology Inc. (1)	91,050	1,080,763
Waters Corp. (1)	46,349	1,722,792

		31,708,013

ENGINEERING & CONSTRUCTION—0.23%
Fluor Corp. (2)	33,531	1,931,050
Jacobs Engineering Group Inc. (1) (2)	22,201	1,249,028

		3,180,078

ENTERTAINMENT—0.61%
DreamWorks Animation SKG Inc. Class A (1)	15,581	408,222
GTECH Holdings Corp.	45,019	1,316,356
International Game Technology Inc.	133,545	3,759,292
International Speedway Corp. Class A	13,534	761,423
Penn National Gaming Inc. (1)	26,201	956,336
Regal Entertainment Group Class A	16,901	319,091
Scientific Games Corp. Class A (1)	23,243	625,934
Warner Music Group Corp. (1)	12,545	203,229

		8,349,883

ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc. (1) (2)	83,626	663,154
Nalco Holding Co. (1)	32,133	630,771
Republic Services Inc.	53,174	1,914,796
Stericycle Inc. (1) (2)	17,092	860,069

		4,068,790

FOOD—3.25%
Albertson’s Inc. (2)	142,670	2,950,416

Archer-Daniels-Midland Co.	254,967	5,451,194
Campbell Soup Co.	89,408	2,751,084
ConAgra Foods Inc.	201,157	4,658,796
Dean Foods Co. (1)	58,290	2,054,140
Del Monte Foods Co. (1)	81,634	879,198
Heinz (H.J.) Co.	135,966	4,815,916
Hormel Foods Corp.	28,950	849,103
Kroger Co. (1)	283,188	5,389,068
McCormick & Co. Inc. NVS	53,142	1,736,681
Pilgrim’s Pride Corp.	5,971	203,790
Safeway Inc.	174,105	3,933,032
Smithfield Foods Inc. (1)	33,454	912,291
Smucker (J.M.) Co. (The) (2)	20,207	948,517
SUPERVALU Inc.	52,693	1,718,319
TreeHouse Foods Inc. (1)	11,658	332,358
Tyson Foods Inc. Class A	93,646	1,666,899
Whole Foods Market Inc.	25,308	2,993,936

		44,244,738

FOREST PRODUCTS & PAPER—0.59%
Georgia-Pacific Corp.	100,777	3,204,709
Louisiana-Pacific Corp.	42,895	1,054,359
MeadWestvaco Corp.	79,438	2,227,442
Temple-Inland Inc.	43,333	1,609,821

		8,096,331

GAS—1.05%
AGL Resources Inc.	29,839	1,153,277
Atmos Energy Corp.	30,920	890,496
Energen Corp.	28,348	993,597
KeySpan Corp.	62,599	2,547,779
ONEOK Inc.	39,869	1,301,723
Piedmont Natural Gas Co.	29,643	712,025
Sempra Energy	92,948	3,839,682
Southern Union Co. (1)	35,246	865,289
UGI Corp.	40,133	1,119,711
Vectren Corp.	29,295	841,645

		14,265,224

HAND & MACHINE TOOLS—0.37%
Black & Decker Corp.	30,996	2,784,991
Snap-On Inc.	22,508	772,024
Stanley Works (The)	32,051	1,459,603

		5,016,618

HEALTH CARE - PRODUCTS—2.06%
Advanced Medical Optics Inc. (1)	25,148	999,633
Bard (C.R.) Inc.	40,717	2,708,088
Bausch & Lomb Inc.	20,728	1,720,424
Beckman Coulter Inc.	23,941	1,521,929
Biomet Inc.	98,673	3,418,033
Cooper Companies Inc.	16,989	1,033,951
Cytyc Corp. (1)	44,098	972,802
Dade Behring Holdings Inc.	17,131	1,113,686
DENTSPLY International Inc.	31,156	1,682,424
Edwards Lifesciences Corp. (1) (2)	22,967	988,040
Gen-Probe Inc. (1)	19,542	708,007
Henry Schein Inc. (1) (2)	34,034	1,413,092
Hillenbrand Industries Inc.	21,362	1,079,849
IDEXX Laboratories Inc. (1)	12,719	792,775
INAMED Corp. (1)	13,980	936,241
Patterson Companies Inc. (1)	53,222	2,399,248
ResMed Inc. (1) (2)	13,500	890,865

Respironics Inc. (1)	27,691	999,922
TECHNE Corp. (1)	14,862	682,314
Varian Medical Systems Inc. (1)	51,386	1,918,239

		27,979,562

HEALTH CARE - SERVICES—2.54%
AMERIGROUP Corp. (1)	19,785	795,357
Community Health Systems Inc. (1)	34,517	1,304,397
Covance Inc. (1)	24,527	1,100,526
Coventry Health Care Inc. (1)	41,594	2,942,776
DaVita Inc. (1)	38,760	1,762,805
Health Management Associates Inc. Class A (2)	95,493	2,500,007
Health Net Inc. (1)	43,807	1,671,675
Humana Inc. (1)	62,684	2,491,062
Laboratory Corp. of America Holdings (1)	52,450	2,617,255
LifePoint Hospitals Inc. (1)	21,209	1,071,479
Lincare Holdings Inc. (1)	35,935	1,467,585
Manor Care Inc.	33,823	1,343,788
PacifiCare Health Systems Inc. (1)	33,746	2,411,152
Quest Diagnostics Inc.	62,449	3,326,658
Renal Care Group Inc. (1)	26,316	1,213,168
Sierra Health Services Inc. (1) (2)	9,003	643,354
Tenet Healthcare Corp. (1) (2)	181,477	2,221,278
Triad Hospitals Inc. (1) (2)	31,299	1,710,177
Universal Health Services Inc. Class B	18,763	1,166,683
WellChoice Inc. (1)	12,386	860,455

		34,621,637

HOLDING COMPANIES - DIVERSIFIED—0.09%
Leucadia National Corp. (2)	31,407	1,213,253

		1,213,253

HOME BUILDERS—1.94%
Beazer Homes USA Inc.	16,072	918,515
Centex Corp.	49,028	3,464,809
D.R. Horton Inc.	105,798	3,979,063
Hovnanian Enterprises Inc. Class A (1) (2)	12,974	845,905
KB Home	31,376	2,391,792
Lennar Corp. Class A	51,928	3,294,832
M.D.C. Holdings Inc.	12,359	1,016,528
Meritage Homes Corp. (1)	8,705	692,047
NVR Inc. (1)	2,091	1,693,710
Pulte Homes Inc.	41,568	3,502,104
Ryland Group Inc.	18,441	1,399,119
Standard-Pacific Corp.	13,168	1,158,126
Toll Brothers Inc. (1) (2)	20,531	2,084,923

		26,441,473

HOME FURNISHINGS—0.45%
Harman International Industries Inc.	26,086	2,122,357
Leggett & Platt Inc.	73,855	1,963,066
Tempur-Pedic International Inc. (1)	16,588	367,922
Whirlpool Corp. (2)	23,839	1,671,352

		6,124,697

HOUSEHOLD PRODUCTS & WARES—0.98%
American Greetings Corp. Class A	24,869	659,028
Avery Dennison Corp.	42,808	2,267,112
Church & Dwight Co. Inc. (2)	24,559	889,036
Clorox Co. (The)	59,719	3,327,543
Fortune Brands Inc.	56,667	5,032,030
Scotts Miracle-Gro Co. (The) Class A (1)	8,732	621,806
Spectrum Brands Inc. (1)	14,263	470,679

		13,267,234

HOUSEWARES—0.23%
Newell Rubbermaid Inc. (2)	106,633	2,542,131
Toro Co.	16,712	645,250

		3,187,381

INSURANCE—4.68%
Alleghany Corp. (1)	1,892	561,924
Allmerica Financial Corp. (1)	20,641	765,575
Ambac Financial Group Inc.	42,048	2,933,268
American Financial Group Inc.	18,193	609,829
American National Insurance Co.	3,082	353,475
AmerUs Group Co.	15,146	727,765
AON Corp.	123,116	3,082,825
Berkley (W.R.) Corp.	41,818	1,492,066
Brown & Brown Inc.	21,299	957,177
CIGNA Corp.	50,861	5,443,653
Cincinnati Financial Corp.	67,955	2,688,300
CNA Financial Corp. (1)	9,404	267,262
Commerce Group Inc.	10,153	630,603
Conseco Inc. (1) (2)	59,257	1,292,988
Erie Indemnity Co. Class A	17,339	940,641
Fidelity National Financial Inc.	62,629	2,235,229
First American Corp.	32,192	1,292,187
Gallagher (Arthur J.) & Co. (2)	36,058	978,254
HCC Insurance Holdings Inc.	27,007	1,022,755
Jefferson-Pilot Corp.	52,963	2,670,394
Lincoln National Corp.	67,605	3,172,027
Markel Corp. (1)	3,808	1,290,912
MBIA Inc. (2)	52,471	3,112,055
Mercury General Corp. (2)	10,113	551,361
MGIC Investment Corp.	36,702	2,393,704
Nationwide Financial Services Inc.	22,067	837,222
Old Republic International Corp.	70,744	1,789,116
Philadelphia Consolidated Holding Corp. (1)	6,643	563,061
PMI Group Inc. (The)	37,015	1,442,845
Principal Financial Group Inc.	114,200	4,784,980
Protective Life Corp.	26,939	1,137,365
Radian Group Inc.	34,196	1,614,735
Reinsurance Group of America Inc.	11,429	531,563
SAFECO Corp.	49,379	2,683,255
StanCorp Financial Group Inc.	11,026	844,371
Torchmark Corp.	40,536	2,115,979
Transatlantic Holdings Inc.	10,335	576,900
Unitrin Inc.	18,660	916,206
UNUMProvident Corp. (2)	115,331	2,112,864
Wesco Financial Corp. (2)	545	196,200

		63,612,891

INTERNET—0.83%
Akamai Technologies Inc. (1) (2)	43,862	575,908
Ask Jeeves Inc. (1)	22,869	690,415
CheckFree Corp. (1)	32,074	1,092,440
F5 Networks Inc. (1)	14,526	686,136
Macromedia Inc. (1)	29,181	1,115,298
McAfee Inc. (1)	63,012	1,649,654
Monster Worldwide Inc. (1)	39,947	1,145,680
VeriSign Inc. (1)	102,469	2,947,008
WebMD Corp. (1) (2)	132,773	1,363,579

		11,266,118

INVESTMENT COMPANIES—0.21%
Allied Capital Corp. (2)	51,726	1,505,744
American Capital Strategies Ltd.	35,827	1,293,713

		2,799,457

IRON & STEEL—0.38%
Allegheny Technologies Inc.	37,328	823,456
Nucor Corp.	62,057	2,831,040
United States Steel Corp. (2)	44,210	1,519,498

		5,173,994

LEISURE TIME—0.26%
Brunswick Corp.	37,578	1,627,879
Polaris Industries Inc. (2)	16,584	895,536
Sabre Holdings Corp. (2)	50,851	1,014,477

		3,537,892

LODGING—1.42%
Boyd Gaming Corp.	16,337	835,311
Choice Hotels International Inc.	6,116	401,821
Harrah’s Entertainment Inc.	70,619	5,089,511
Hilton Hotels Corp.	148,723	3,547,044
Las Vegas Sands Corp. (1)	9,151	327,148
MGM Mirage (1)	46,771	1,851,196
Starwood Hotels & Resorts Worldwide Inc.	83,941	4,916,424
Station Casinos Inc. (2)	21,554	1,431,186
Wynn Resorts Ltd. (1) (2)	18,474	873,266

		19,272,907

MACHINERY—0.70%
Cummins Inc. (2)	17,950	1,339,249
Graco Inc.	26,989	919,515
IDEX Corp.	19,758	762,856
Joy Global Inc.	31,058	1,043,238
Rockwell Automation Inc.	71,583	3,486,808
Terex Corp. (1)	19,105	752,737
Zebra Technologies Corp. Class A (1) (2)	27,861	1,220,033

		9,524,436

MANUFACTURING—1.98%
AptarGroup Inc.	13,719	696,925
Brink’s Co. (The)	21,934	789,624
Carlisle Companies Inc. (2)	11,996	823,285
Donaldson Co. Inc.	29,231	886,576
Dover Corp.	78,919	2,871,073
Eastman Kodak Co. (2)	111,220	2,986,257
Eaton Corp.	58,407	3,498,579
Harsco Corp.	16,200	883,710
ITT Industries Inc.	35,927	3,507,553
Pall Corp.	48,588	1,475,132
Pentair Inc.	39,354	1,684,745
Roper Industries Inc.	16,488	1,176,749
SPX Corp. (2)	29,361	1,350,019
Teleflex Inc.	14,160	840,679
Textron Inc.	45,960	3,486,066

		26,956,972

MEDIA—2.56%
Belo (A.H.) Corp. (2)	38,107	913,425
Cablevision Systems Corp. (1)	77,412	2,492,666
CKX Inc. (1)	6,383	82,117
Dex Media Inc.	58,223	1,421,223
Dow Jones & Co. Inc. (2)	20,527	727,682
EchoStar Communications Corp.	89,124	2,687,089

Hearst-Argyle Television Inc. (2)	11,931	292,309
Knight Ridder Inc. (2)	28,830	1,768,432
Lee Enterprises Inc.	17,441	699,210
Liberty Global Inc. Class A (1)	91,369	4,264,170
McClatchy Co. (The) Class A	7,870	515,013
Meredith Corp.	16,505	809,735
New York Times Co. Class A (2)	56,259	1,752,468
Scripps (E.W.) Co. Class A	31,560	1,540,128
Sirius Satellite Radio Inc. (1) (2)	512,825	3,323,106
Tribune Co.	92,242	3,245,074
Univision Communications Inc. Class A (1)	85,790	2,363,515
Washington Post Co. (The) Class B	2,142	1,788,634
Westwood One Inc.	29,547	603,645
Wiley (John) & Sons Inc. Class A	18,304	727,218
XM Satellite Radio Holdings Inc. Class A (1) (2)	82,042	2,761,534

		34,778,393

METAL FABRICATE & HARDWARE—0.20%
Precision Castparts Corp.	25,585	1,993,071
Timken Co. (The)	30,677	708,639

		2,701,710

MINING—0.59%
Freeport-McMoRan Copper & Gold Inc. (2)	69,597	2,605,712
Owens-Illinois Inc. (1)	58,912	1,475,746
Phelps Dodge Corp.	37,533	3,471,802
Southern Peru Copper Corp.	10,001	428,443

		7,981,703

OFFICE & BUSINESS EQUIPMENT—0.66%
Pitney Bowes Inc.	89,637	3,903,691
Xerox Corp. (1)	372,149	5,131,935

		9,035,626

OFFICE FURNISHINGS—0.17%
Herman Miller Inc. (2)	27,575	850,413
HNI Corp.	21,301	1,089,546
Steelcase Inc. Class A (2)	24,738	342,621

		2,282,580

OIL & GAS—3.95%
Amerada Hess Corp. (2)	30,256	3,222,567
Chesapeake Energy Corp.	122,108	2,784,062
Denbury Resources Inc. (1)	21,953	873,071
Diamond Offshore Drilling Inc. (2)	22,872	1,222,051
ENSCO International Inc.	58,764	2,100,813
EOG Resources Inc.	92,922	5,277,970
Forest Oil Corp. (1)	20,429	858,018
Helmerich & Payne Inc.	19,799	928,969
Kerr-McGee Corp.	44,795	3,418,306
Murphy Oil Corp.	63,875	3,336,191
Newfield Exploration Co. (1)	48,947	1,952,496
Noble Energy Inc.	33,733	2,551,901
Patterson-UTI Energy Inc.	65,666	1,827,485
Pioneer Natural Resources Co.	56,281	2,368,304
Plains Exploration & Production Co. (1)	29,949	1,064,088
Pogo Producing Co.	23,908	1,241,303
Premcor Inc.	31,066	2,304,476
Pride International Inc. (1)	61,193	1,572,660
Quicksilver Resources Inc. (1)	14,505	927,305
Range Resources Corp.	31,559	848,937
Rowan Companies Inc.	41,906	1,245,027
Southwestern Energy Co. (1)	28,221	1,325,823

Sunoco Inc.	26,748	3,040,713
Tesoro Corp.	26,341	1,225,383
Unit Corp. (1)	17,728	780,209
Vintage Petroleum Inc.	20,827	634,599
XTO Energy Inc.	140,193	4,765,160

		53,697,887

OIL & GAS SERVICES—0.99%
BJ Services Co.	62,726	3,291,860
Cooper Cameron Corp. (1)	21,263	1,319,369
FMC Technologies Inc. (1) (2)	26,757	855,421
Grant Prideco Inc. (1)	48,178	1,274,308
National Oilwell Varco Inc. (1)	66,652	3,168,636
Smith International Inc.	41,115	2,619,025
Tidewater Inc.	23,510	896,201

		13,424,820

PACKAGING & CONTAINERS—0.66%
Ball Corp.	43,072	1,548,869
Bemis Co. Inc.	41,707	1,106,904
Crown Holdings Inc. (1)	64,264	914,477
Packaging Corp. of America (2)	23,940	503,937
Pactiv Corp. (1)	59,218	1,277,924
Sealed Air Corp. (1)	32,598	1,623,054
Smurfit-Stone Container Corp.	98,824	1,005,040
Sonoco Products Co.	38,392	1,017,388

		8,997,593

PHARMACEUTICALS—2.70%
Accredo Health Inc. (1)	19,166	870,136
Allergan Inc.	50,819	4,331,812
American Pharmaceutical Partners Inc. (1)	7,897	325,751
AmerisourceBergen Corp.	40,369	2,791,516
Barr Pharmaceuticals Inc. (1)	39,986	1,948,918
Cephalon Inc. (1) (2)	22,450	893,734
Endo Pharmaceuticals Holdings Inc. (1)	19,717	518,163
Eon Labs Inc. (1)	10,903	334,068
Express Scripts Inc. (1)	48,228	2,410,435
Forest Laboratories Inc. (1)	136,650	5,308,852
Hospira Inc. (1)	61,227	2,387,853
ImClone Systems Inc. (1)	26,754	828,571
IVAX Corp. (1)	78,007	1,677,151
Kinetic Concepts Inc. (1)	18,611	1,116,660
King Pharmaceuticals Inc. (1)	94,136	980,897
Kos Pharmaceuticals Inc. (1)	5,172	338,766
Mylan Laboratories Inc.	104,303	2,006,790
Omnicare Inc. (2)	40,641	1,724,398
OSI Pharmaceuticals Inc. (1) (2)	19,829	810,411
Sepracor Inc. (1) (2)	40,678	2,441,087
Valeant Pharmaceuticals International	35,774	630,696
VCA Antech Inc. (1) (2)	31,822	771,683
Watson Pharmaceuticals Inc. (1)	42,641	1,260,468

		36,708,816

PIPELINES—1.19%
Dynegy Inc. Class A (1) (2)	111,110	539,995
El Paso Corp. (2)	249,673	2,876,233
Equitable Resources Inc.	23,813	1,619,284
Kinder Morgan Inc.	36,603	3,045,370
National Fuel Gas Co. (2)	32,322	934,429
Questar Corp.	32,852	2,164,947
Western Gas Resources Inc.	21,956	766,264
Williams Companies Inc.	221,739	4,213,041

		16,159,563

REAL ESTATE—0.31%
CB Richard Ellis Group Inc. Class A (1)	19,359	849,086
Forest City Enterprises Inc. Class A (2)	12,755	905,605
St. Joe Co. (The) (2)	29,428	2,399,559

		4,154,250

REAL ESTATE INVESTMENT TRUSTS—5.90%
AMB Property Corp.	32,539	1,413,169
American Financial Realty Trust	49,001	753,635
Annaly Mortgage Management Inc. (2)	46,906	841,025
Apartment Investment & Management Co. Class A	36,888	1,509,457
Archstone-Smith Trust	77,027	2,974,783
Arden Realty Group Inc. (2)	25,829	929,327
AvalonBay Communities Inc. (2)	28,241	2,281,873
Boston Properties Inc. (2)	42,903	3,003,210
BRE Properties Inc. Class A (2)	19,658	822,687
Camden Property Trust	18,310	984,163
CarrAmerica Realty Corp.	21,346	772,298
Catellus Development Corp.	40,211	1,318,921
CBL & Associates Properties Inc. (2)	17,147	738,521
CenterPoint Properties Trust (2)	19,185	811,526
Crescent Real Estate Equities Co. (2)	30,316	568,425
Developers Diversified Realty Corp. (2)	42,044	1,932,342
Duke Realty Corp.	55,548	1,758,650
Equity Office Properties Trust	158,288	5,239,333
Equity Residential	111,336	4,099,392
Essex Property Trust Inc.	8,917	740,646
Federal Realty Investment Trust (2)	20,320	1,198,880
General Growth Properties Inc. (2)	69,113	2,839,853
Global Signal Inc.	5,762	216,939
Health Care Property Investors Inc. (2)	51,996	1,405,972
Health Care REIT Inc.	20,680	779,429
Healthcare Realty Trust Inc. (2)	18,442	712,046
Hospitality Properties Trust	25,983	1,145,071
Host Marriott Corp.	136,515	2,389,013
HRPT Properties Trust (2)	77,123	958,639
iStar Financial Inc.	43,559	1,811,619
Kimco Realty Corp. (2)	38,455	2,265,384
Liberty Property Trust	33,696	1,493,070
Macerich Co. (The)	23,086	1,547,916
Mack-Cali Realty Corp.	23,821	1,079,091
Mills Corp.	21,710	1,319,751
New Century Financial Corp.	18,892	971,993
New Plan Excel Realty Trust Inc. (2)	39,926	1,084,789
Pan Pacific Retail Properties Inc.	15,719	1,043,427
Plum Creek Timber Co. Inc.	71,252	2,586,448
ProLogis	72,310	2,909,754
Public Storage Inc. (2)	32,012	2,024,759
Rayonier Inc. (2)	19,447	1,031,274
Realty Income Corp.	30,775	770,606
Reckson Associates Realty Corp. (2)	31,584	1,059,643
Regency Centers Corp.	24,436	1,397,739
Shurgard Storage Centers Inc. Class A	18,042	829,210
SL Green Realty Corp. (2)	16,173	1,043,159
Thornburg Mortgage Inc. (2)	38,938	1,134,264
Trizec Properties Inc.	35,644	733,197
United Dominion Realty Trust Inc.	53,282	1,281,432
Ventas Inc.	32,828	991,406
Vornado Realty Trust	42,960	3,453,984
Weingarten Realty Investors (2)	30,847	1,209,819

		80,212,959

RETAIL—6.62%
Abercrombie & Fitch Co. Class A	33,517	2,302,618
Advance Auto Parts Inc. (1)	27,923	1,802,430
American Eagle Outfitters Inc.	46,037	1,411,034
AnnTaylor Stores Corp. (1)	28,447	690,693
Applebee’s International Inc.	32,025	848,342
AutoNation Inc. (1)	68,842	1,412,638
AutoZone Inc. (1)	21,862	2,021,361
Barnes & Noble Inc. (1)	20,178	782,906
Bebe Stores Inc.	7,244	191,749
Bed Bath & Beyond Inc. (1)	114,307	4,775,746
BJ’s Wholesale Club Inc. (1)	26,985	876,743
Borders Group Inc.	28,270	715,514
Brinker International Inc. (1)	34,509	1,382,085
CarMax Inc. (1) (2)	40,342	1,075,114
CBRL Group Inc.	18,373	713,975
Cheesecake Factory (The) (1) (2)	30,398	1,055,723
Chico’s FAS Inc. (1)	69,678	2,388,562
Circuit City Stores Inc.	72,930	1,260,960
Claire’s Stores Inc.	34,449	828,498
Copart Inc. (1)	25,965	617,967
Darden Restaurants Inc.	61,137	2,016,298
Dick’s Sporting Goods Inc. (1)	13,411	517,530
Dillard’s Inc. Class A (2)	26,022	609,435
Dollar General Corp.	127,242	2,590,647
Dollar Tree Stores Inc. (1) (2)	42,408	1,017,792
Family Dollar Stores Inc.	64,561	1,685,042
Federated Department Stores Inc.	65,135	4,773,093
Foot Locker Inc.	60,534	1,647,735
Limited Brands Inc.	134,584	2,882,789
May Department Stores Co. (The)	114,250	4,588,280
Men’s Wearhouse Inc. (The) (1)	18,661	642,498
Michaels Stores Inc.	53,142	2,198,485
MSC Industrial Direct Co. Inc. Class A	17,969	606,454
Neiman-Marcus Group Inc. Class A	16,228	1,572,818
Nordstrom Inc.	42,549	2,892,056
Office Depot Inc. (1)	122,343	2,794,314
OfficeMax Inc.	27,376	814,984
O’Reilly Automotive Inc. (1) (2)	38,689	1,153,319
Outback Steakhouse Inc. (2)	24,348	1,101,504
Panera Bread Co. Class A (1)	10,433	647,733
Penney (J.C.) Co. Inc. (Holding Co.)	93,637	4,923,433
PETsMART Inc.	55,875	1,695,806
RadioShack Corp.	60,537	1,402,642
Rite Aid Corp. (1)	201,516	842,337
Ross Stores Inc.	57,690	1,667,818
Saks Inc. (1)	48,506	920,159
7-Eleven Inc. (1)	9,974	301,614
Sonic Corp. (1)	23,336	712,448
Tiffany & Co.	56,787	1,860,342
TJX Companies Inc.	186,714	4,546,486
Toys R Us Inc. (1)	84,905	2,248,284
Urban Outfitters Inc. (1)	20,807	1,179,549
Wendy’s International Inc.	44,513	2,121,044
Williams-Sonoma Inc. (1)	44,696	1,768,621

		90,098,047

SAVINGS & LOANS—0.98%
Astoria Financial Corp.	38,441	1,094,415
Capitol Federal Financial	8,608	296,804
Downey Financial Corp.	7,986	584,575

Hudson City Bancorp Inc.	231,640	2,643,012
Independence Community Bank Corp.	32,482	1,199,560
New York Community Bancorp Inc. (2)	102,832	1,863,316
People’s Bank	23,044	696,851
Sovereign Bancorp Inc.	141,972	3,171,654
Washington Federal Inc. (2)	33,522	788,437
Webster Financial Corp.	20,803	971,292

		13,309,916

SEMICONDUCTORS—3.99%
Advanced Micro Devices Inc. (1) (2)	152,983	2,652,725
Agere Systems Inc. (1)	69,901	838,812
Altera Corp. (1)	145,216	2,878,181
Analog Devices Inc.	143,702	5,361,522
Broadcom Corp. Class A (1)	107,485	3,816,792
Cree Inc. (1) (2)	29,325	746,908
Freescale Semiconductor Inc. Class B (1)	155,660	3,296,879
International Rectifier Corp. (1) (2)	25,276	1,206,171
Intersil Corp. Class A	59,160	1,110,433
KLA-Tencor Corp.	76,273	3,333,130
Lam Research Corp. (1)	53,665	1,553,065
Linear Technology Corp.	119,713	4,392,270
LSI Logic Corp. (1)	150,079	1,274,171
Maxim Integrated Products Inc.	127,383	4,867,304
MEMC Electronic Materials Inc. (1)	53,464	843,127
Microchip Technology Inc.	80,698	2,390,275
Micron Technology Inc. (1)	225,525	2,302,610
National Semiconductor Corp.	135,941	2,994,780
Novellus Systems Inc.	49,574	1,224,974
NVIDIA Corp. (1)	65,798	1,758,123
QLogic Corp. (1)	36,635	1,130,922
Teradyne Inc. (1)	75,758	906,823
Xilinx Inc.	135,020	3,443,010

		54,323,007

SOFTWARE—2.84%
Activision Inc. (1)	70,144	1,158,779
Autodesk Inc.	88,757	3,050,578
Avid Technology Inc. (1)	13,593	724,235
BEA Systems Inc. (1)	141,949	1,246,312
BMC Software Inc. (1)	86,299	1,549,067
Cerner Corp. (1) (2)	11,559	785,665
Certegy Inc.	22,332	853,529
Citrix Systems Inc. (1)	65,803	1,425,293
Compuware Corp. (1)	150,784	1,084,137
Dun & Bradstreet Corp. (1)	26,621	1,641,185
Fair Isaac Corp. (2)	26,515	967,798
Fiserv Inc. (1)	74,463	3,198,186
Global Payments Inc. (2)	12,683	859,907
Hyperion Solutions Corp. (1)	15,608	628,066
IMS Health Inc.	88,395	2,189,544
Intuit Inc. (1)	64,363	2,903,415
Mercury Interactive Corp. (1) (2)	33,521	1,285,866
NAVTEQ Corp. (1)	34,703	1,290,258
Novell Inc. (1) (2)	148,250	919,150
Pixar Inc. (1)	20,751	1,038,588
Red Hat Inc. (1) (2)	68,362	895,542
Salesforce.com Inc. (1)	26,408	540,836
SEI Investments Co.	24,840	927,774
Siebel Systems Inc.	200,057	1,780,507
Sybase Inc. (1)	34,482	632,745
Take-Two Interactive Software Inc. (1)	27,160	691,222
Total System Services Inc.	14,306	344,775

Veritas Software Corp. (1)	165,620	4,041,128

		38,654,087

TELECOMMUNICATIONS—3.02%
ADC Telecommunications Inc. (1)	44,765	974,534
Alamosa Holdings Inc. (1)	51,427	714,835
American Tower Corp. Class A (1) (2)	89,317	1,877,443
Andrew Corp. (1)	62,823	801,621
Avaya Inc. (1)	184,695	1,536,662
CenturyTel Inc. (2)	50,865	1,761,455
Citizens Communications Co.	131,878	1,772,440
Comverse Technology Inc. (1)	77,273	1,827,506
Crown Castle International Corp. (1) (2)	84,823	1,723,603
Harris Corp.	51,719	1,614,150
JDS Uniphase Corp. (1)	539,839	820,555
Lucent Technologies Inc. (1)	1,722,849	5,013,491
MCI Inc.	109,409	2,812,905
Nextel Partners Inc. Class A (1)	59,043	1,486,112
NII Holdings Inc. Class B (1)	22,256	1,423,049
NTL Inc. (1)	28,865	1,974,943
PanAmSat Holding Corp.	19,292	395,679
Qwest Communications International Inc. (1)	584,234	2,167,508
Scientific-Atlanta Inc.	59,385	1,975,739
SpectraSite Inc. (1)	18,169	1,352,319
Telephone & Data Systems Inc. (2)	42,071	1,716,918
Telewest Global Inc. (1)	94,911	2,162,073
Tellabs Inc. (1)	175,278	1,524,919
United States Cellular Corp. (1)	5,959	297,592
Western Wireless Corp. Class A (1)	32,114	1,358,422

		41,086,473

TEXTILES—0.28%
Cintas Corp.	54,383	2,099,184
Mohawk Industries Inc. (1)	20,158	1,663,035

		3,762,219

TOYS, GAMES & HOBBIES—0.35%
Hasbro Inc.	60,661	1,261,142
Marvel Enterprises Inc. (1) (2)	28,001	552,180
Mattel Inc.	160,080	2,929,464

		4,742,786

TRANSPORTATION—1.45%
Alexander & Baldwin Inc.	16,925	784,474
CH Robinson Worldwide Inc. (2)	33,158	1,929,796
CNF Inc. (2)	20,359	914,119
CSX Corp.	83,900	3,579,174
Expeditors International Washington Inc.	41,300	2,057,153
Hunt (J.B.) Transport Services Inc.	45,410	876,413
Laidlaw International Inc. (1)	38,766	934,261
Landstar System Inc. (1)	23,087	695,380
Norfolk Southern Corp.	157,021	4,861,370
Overseas Shipholding Group Inc.	11,467	684,007
Ryder System Inc.	25,311	926,383
Swift Transportation Co. Inc. (1)	16,601	386,637
Yellow Roadway Corp. (1)	22,395	1,137,666

		19,766,833

WATER—0.08%
Aqua America Inc. (2)	37,072	1,102,521

		1,102,521

TOTAL COMMON STOCKS (Cost: $1,230,117,197)		1,359,023,124

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.01%
COMMERCIAL PAPER (3)—2.68%
Alpine Securitization Corp.
3.29%, 08/08/05	$192,420	191,762
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	1,292,846	1,290,235
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	2,950,445	2,944,890
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	320,701	319,524
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	1,220,233	1,218,176
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	641,401	640,845
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	247,671	247,564
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	230,943	230,700
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	641,401	640,263
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	803,111	801,858
Charta LLC
3.31%, 08/11/05 (4)	962,102	958,475
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	602,917	602,416
Dexia Delaware LLC
3.04%, 07/01/05	850,498	850,498
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	481,051	478,257
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	1,061,179	1,056,742
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	1,701,297	1,698,359
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	128,280	127,829
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	694,689	693,533
General Electric Capital Corp.
2.74%, 07/07/05	320,701	320,554
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	609,331	608,507
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	2,135,865	2,126,837
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	1,940,155	1,937,291
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	320,701	320,700
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	938,613	937,779
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	1,225,076	1,223,595
Nordea North America Inc.
2.74%, 07/11/05	320,701	320,456

Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	1,276,388	1,273,970
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	320,957	320,957
Polonius Inc.
3.15%, 07/11/05 (4)	448,981	448,588
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	2,086,279	2,084,914
Santander Central Hispano
2.75%, 07/08/05	801,751	801,323
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	1,147,396	1,145,156
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	2,332,775	2,326,495
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	2,088,395	2,086,203
Three Pillars Funding Corp.
3.30%, 07/28/05	93,266	93,035
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	1,250,732	1,250,732
UBS Finance Delaware LLC
3.03%, 07/01/05	962,102	962,102
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	558,019	556,775
Yorktown Capital LLC
3.15%, 07/13/05	372,789	372,397

		36,510,292

FLOATING RATE NOTES (3)—4.53%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	1,193,006	1,193,013
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	1,571,432	1,571,446
American Express Centurion Bank
3.29%, 06/29/06	256,560	256,560
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	1,827,993	1,828,212
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	416,911	416,911
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	416,911	416,853
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	3,296,801	3,296,769
BMW US Capital LLC
3.19%, 07/14/06 (4)	641,401	641,401
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	2,180,763	2,180,560
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	2,398,840	2,398,688
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	160,350	160,350
Credit Suisse First Boston
3.15%, 05/09/06	641,401	641,401
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	1,924,203	1,924,094
DEPFA Bank PLC
3.42%, 03/15/06	641,401	641,401
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	1,552,190	1,552,249
Fairway Finance LLC
3.21%, 10/20/05	256,560	256,556
Fifth Third Bancorp
3.26%, 04/21/06 (4)	1,282,802	1,282,802

Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	448,981	448,996
General Electric Capital Corp.
3.28%, 07/07/06	288,630	288,942
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	92,138	92,138
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	737,611	737,611
Hartford Life Global Funding Trust
3.21%, 07/15/06	641,401	641,401
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	1,924,203	1,924,203
HSBC Bank USA N.A.
3.57%, 05/04/06	224,490	224,644
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	2,822,164	2,822,177
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	673,471	673,471
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	2,501,464	2,501,828
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	962,102	962,102
Marshall & Ilsley Bank
3.36%, 02/20/06	641,401	641,893
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	962,102	962,102
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	962,102	962,030
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	2,373,184	2,373,507
Norddeutsche Landesbank
3.11%, 07/27/05	641,401	641,385
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	1,924,203	1,924,203
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	2,469,394	2,469,394
Principal Life Income Funding Trusts
3.21%, 05/10/06	481,051	481,074
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	1,819,975	1,819,463
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	352,771	352,729
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	3,662,400	3,662,497
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	641,401	641,401
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	994,172	993,949
SunTrust Bank
3.17%, 04/28/06	962,102	962,102
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	2,200,005	2,199,869
Toronto-Dominion Bank
3.81%, 06/20/06	801,751	801,827
UniCredito Italiano SpA
3.34%, 06/14/06	833,821	833,539
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	1,654,279	1,654,278
Wells Fargo & Co.
3.19%, 07/14/06 (4)	320,701	320,736
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	2,148,693	2,148,609

White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	2,155,107	2,155,034
Winston Funding Ltd.
3.23%, 07/23/05 (4)	457,960	457,960
World Savings Bank
3.13%, 09/09/05	224,490	224,486

		61,660,846

MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	2,565,604	2,565,604
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	1,145,614	1,145,614
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	92,912	92,912
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	224,847	224,847

		4,028,977

REPURCHASE AGREEMENTS (3)—1.65%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $10,894,945 and effective yields of 3.40% - 3.44%. (7)	$10,893,907	10,893,907
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $8,339,008 and effective yields of 3.43% - 3.44%. (7)	8,338,213	8,338,213
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $3,207,308 and an effective yield of 3.40%. (7)	3,207,005	3,207,005

		22,439,125

TIME DEPOSITS (3)—0.78%
American Express Centurion Bank
3.08%, 07/01/05	481,051	481,051
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	641,401	641,401
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	897,961	897,961
Credit Suisse First Boston
3.16%, 07/13/05	320,701	320,700
Deutsche Bank AG
3.31%, 07/01/05	26,374	26,374
HBOS Treasury Services PLC
3.39%, 12/14/05	384,841	384,841
Key Bank N.A.
3.34%, 07/01/05	1,924,203	1,924,203
Natexis Banques
2.98%, 08/18/05	641,401	641,401
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	1,154,522	1,154,493
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	513,121	513,117
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	448,981	448,974

US Bank N.A.
3.12%, 07/08/05	641,401	641,401
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	1,924,203	1,924,203
Wells Fargo Bank N.A.
3.04%, 07/01/05	641,401	641,401

		10,641,521

U.S. GOVERNMENT AGENCY NOTES (3)—0.07%
Federal National Mortgage Association
2.33%, 07/22/05	962,102	960,797

		960,797

TOTAL SHORT-TERM INVESTMENTS (Cost: $136,241,558)		136,241,558

TOTAL INVESTMENTS IN SECURITIES — 109.91% (Cost: $1,366,358,755) (8)		1,495,264,682
Other Assets, Less Liabilities — (9.91%)		(134,814,282)

NET ASSETS — 100.00%		$1,360,450,400

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $1,371,211,763. Net unrealized appreciation aggregated $124,052,919, of which $154,575,360 represented gross unrealized appreciation on securities and $30,522,441 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.98%
ADVERTISING—0.92%
Donnelley (R.H.) Corp. (1)	14,618	$906,024
Getty Images Inc. (1) (2)	27,167	2,017,421
Harte-Hanks Inc.	31,554	938,100
Interpublic Group of Companies Inc. (1) (2)	204,935	2,496,108
Lamar Advertising Co. (1)	38,989	1,667,560
West Corp. (1)	11,188	429,619

		8,454,832

AEROSPACE & DEFENSE—1.36%
Alliant Techsystems Inc. (1) (2)	14,757	1,041,844
Goodrich (B.F.) Co.	67,076	2,747,433
L-3 Communications Holdings Inc.	38,504	2,948,636
Rockwell Collins Inc.	99,183	4,729,045
Titan Corp. (The) (1)	47,224	1,073,874

		12,540,832

AGRICULTURE—0.24%
UST Inc.	48,437	2,211,633

		2,211,633

AIRLINES—0.56%
AMR Corp. (1) (2)	89,413	1,082,791
JetBlue Airways Corp. (1) (2)	52,263	1,068,256
Southwest Airlines Co.	215,889	3,007,334

		5,158,381

APPAREL—1.08%
Coach Inc. (1)	210,211	7,056,783
Columbia Sportswear Co. (1) (2)	1,912	94,434
Polo Ralph Lauren Corp.	7,227	311,556
Quiksilver Inc. (1)	65,305	1,043,574
Reebok International Ltd. (2)	6,605	276,287
Timberland Co. Class A (1) (2)	29,113	1,127,255

		9,909,889

AUTO MANUFACTURERS—0.91%
Navistar International Corp. (1)	34,371	1,099,872
Oshkosh Truck Corp.	20,205	1,581,647
PACCAR Inc.	84,499	5,745,932

		8,427,451

AUTO PARTS & EQUIPMENT—0.28%
Autoliv Inc.	8,225	360,255
BorgWarner Inc.	9,388	503,854
Goodyear Tire & Rubber Co. (The) (1) (2)	41,181	613,597
Johnson Controls Inc.	20,136	1,134,261

		2,611,967

BANKS—1.65%
Bank of Hawaii Corp.	3,241	164,481
Commerce Bancorp Inc. (2)	79,958	2,423,527
Cullen/Frost Bankers Inc.	1,982	94,442
East West Bancorp Inc.	29,131	978,510
First Marblehead Corp. (The) (1) (2)	14,300	501,358
Investors Financial Services Corp. (2)	37,266	1,409,400
Mellon Financial Corp.	17,168	492,550
Northern Trust Corp.	61,540	2,805,609
Synovus Financial Corp.	173,358	4,970,174
TCF Financial Corp.	54,257	1,404,171

		15,244,222

BEVERAGES—0.33%
Brown-Forman Corp. Class B	28,749	1,738,165
Constellation Brands Inc. (1)	26,522	782,399
Pepsi Bottling Group Inc.	19,191	549,054

		3,069,618

BIOTECHNOLOGY—2.15%
Affymetrix Inc. (1) (2)	34,773	1,875,308
Biogen Idec Inc. (1)	86,508	2,980,201
Celgene Corp. (1)	93,039	3,793,200
Charles River Laboratories International Inc. (1)	17,364	837,813
Chiron Corp. (1)	55,848	1,948,537
Invitrogen Corp. (1)	13,514	1,125,581
MedImmune Inc. (1)	138,200	3,692,704
Millennium Pharmaceuticals Inc. (1)	86,115	798,286
Millipore Corp. (1)	27,853	1,580,101
Protein Design Labs Inc. (1) (2)	58,743	1,187,196

		19,818,927

BUILDING MATERIALS—1.04%
American Standard Companies Inc.	104,366	4,375,023
Florida Rock Industries Inc.	17,292	1,268,368
Martin Marietta Materials Inc.	21,488	1,485,251
Vulcan Materials Co.	37,655	2,447,198

		9,575,840

CHEMICALS—1.01%
Airgas Inc.	1,558	38,436
Cabot Corp.	2,183	72,039
Crompton Corp.	30,343	429,353
Ecolab Inc.	102,129	3,304,894
International Flavors & Fragrances Inc.	52,056	1,885,468
Rohm & Haas Co.	6,357	294,583
Sherwin-Williams Co. (The)	64,562	3,040,225
Sigma-Aldrich Corp.	3,530	197,821

		9,262,819

COAL—0.86%
Arch Coal Inc.	12,413	676,136
CONSOL Energy Inc.	35,238	1,888,052
Massey Energy Co.	42,377	1,598,460
Peabody Energy Corp.	72,827	3,789,917

		7,952,565

COMMERCIAL SERVICES—4.88%
Alliance Data Systems Corp. (1) (2)	46,052	1,867,869
ARAMARK Corp. Class B	39,976	1,055,366
Block (H & R) Inc.	92,104	5,374,268
Career Education Corp. (1)	57,316	2,098,339
ChoicePoint Inc. (1)	49,628	1,987,601
Corporate Executive Board Co. (The)	23,081	1,807,935
Education Management Corp. (1)	41,457	1,398,345

Equifax Inc.	53,292	1,903,057
Hewitt Associates Inc. Class A (1)	12,070	319,976
Interactive Data Corp.	9,414	195,623
Iron Mountain Inc. (1) (2)	60,496	1,876,586
ITT Educational Services Inc. (1) (2)	25,750	1,375,565
Laureate Education Inc. (1)	24,735	1,183,817
Manpower Inc.	13,403	533,171
McKesson Corp.	66,127	2,961,828
Moody’s Corp.	140,418	6,313,193
Paychex Inc.	184,985	6,019,412
Pharmaceutical Product Development Inc. (1)	26,956	1,263,158
Rent-A-Center Inc. (1)	27,692	644,947
Robert Half International Inc.	95,364	2,381,239
ServiceMaster Co. (The)	99,228	1,329,655
Weight Watchers International Inc. (1) (2)	21,534	1,111,370

		45,002,320

COMPUTERS—4.27%
Affiliated Computer Services Inc. Class A (1)	43,059	2,200,315
BISYS Group Inc. (The) (1)	28,208	421,428
CACI International Inc. Class A (1)	16,575	1,046,877
Cadence Design Systems Inc. (1)	71,045	970,475
Ceridian Corp. (1)	40,153	782,180
Cognizant Technology Solutions Corp. (1)	75,511	3,558,833
Diebold Inc.	35,804	1,615,118
DST Systems Inc. (1)	40,593	1,899,752
Electronic Data Systems Corp.	66,168	1,273,734
Lexmark International Inc. (1)	68,983	4,472,168
National Instruments Corp. (2)	30,714	651,137
NCR Corp. (1)	25,837	907,395
Network Appliance Inc. (1)	204,131	5,770,783
Reynolds & Reynolds Co. (The) Class A	3,656	98,822
SanDisk Corp. (1)	75,605	1,794,107
SRA International Inc. Class A (1)	16,078	558,228
Sun Microsystems Inc. (1)	1,119,457	4,175,575
SunGard Data Systems Inc. (1)	151,087	5,313,730
Synopsys Inc. (1)	13,401	223,395
Western Digital Corp. (1)	118,214	1,586,432

		39,320,484

COSMETICS & PERSONAL CARE—0.38%
Alberto-Culver Co.	11,505	498,512
Estee Lauder Companies Inc. Class A	75,786	2,965,506

		3,464,018

DISTRIBUTION & WHOLESALE—0.70%
CDW Corp. (2)	34,205	1,952,763
Fastenal Co. (2)	34,823	2,133,257
Grainger (W.W.) Inc.	7,758	425,061
Ingram Micro Inc. Class A (1)	35,405	554,442
SCP Pool Corp.	29,060	1,019,715
Tech Data Corp. (1)	9,767	357,570

		6,442,808

DIVERSIFIED FINANCIAL SERVICES—2.97%
Affiliated Managers Group Inc. (1)	18,571	1,268,956
AmeriCredit Corp. (1)	34,189	871,819
Ameritrade Holding Corp. (1)	50,804	944,446
BlackRock Inc.	11,031	887,444
CapitalSource Inc. (1) (2)	27,250	534,917
Chicago Mercantile Exchange Holdings Inc. (2)	19,093	5,641,981
Eaton Vance Corp. (2)	73,459	1,756,405
Federated Investors Inc. Class B	42,990	1,290,130
IndyMac Bancorp Inc. (2)	18,346	747,233

Instinet Group Inc. (1)	16,645	87,220
Legg Mason Inc. (2)	59,010	6,143,531
Nelnet Inc. Class A (1)	9,423	313,503
Nuveen Investments Inc. Class A	28,580	1,075,180
Providian Financial Corp. (1)	27,462	484,155
Student Loan Corp.	2,192	481,802
T. Rowe Price Group Inc.	72,542	4,541,129
Westcorp Inc.	5,203	272,741

		27,342,592

ELECTRIC—0.65%
AES Corp. (The) (1)	363,953	5,961,550

		5,961,550

ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
American Power Conversion Corp.	92,684	2,186,416
AMETEK Inc.	38,666	1,618,172
Energizer Holdings Inc. (1)	32,452	2,017,541
Hubbell Inc. Class B	1,975	87,097
Molex Inc.	39,217	1,021,211

		6,930,437

ELECTRONICS—3.01%
Agilent Technologies Inc. (1)	231,321	5,325,009
Amphenol Corp. Class A	48,791	1,959,934
Avnet Inc. (1)	20,220	455,557
AVX Corp. (2)	7,132	86,440
Dolby Laboratories Inc. Class A (1)	15,305	337,628
Fisher Scientific International Inc. (1)	35,260	2,288,374
FLIR Systems Inc. (1)	33,980	1,013,963
Gentex Corp. (2)	86,970	1,582,854
Jabil Circuit Inc. (1)	91,229	2,803,467
Mettler Toledo International Inc. (1)	18,152	845,520
Parker Hannifin Corp.	28,811	1,786,570
PerkinElmer Inc.	37,723	712,965
Sanmina-SCI Corp. (1)	147,107	804,675
Solectron Corp. (1)	262,300	994,117
Symbol Technologies Inc.	115,127	1,136,303
Tektronix Inc.	12,016	279,612
Thermo Electron Corp. (1)	32,814	881,712
Thomas & Betts Corp. (1)	14,761	416,851
Trimble Navigation Ltd. (1)	29,229	1,139,054
Vishay Intertechnology Inc. (1)	37,359	443,451
Waters Corp. (1)	65,515	2,435,193

		27,729,249

ENGINEERING & CONSTRUCTION—0.46%
Fluor Corp. (2)	48,185	2,774,974
Jacobs Engineering Group Inc. (1) (2)	25,635	1,442,225

		4,217,199

ENTERTAINMENT—1.16%
DreamWorks Animation SKG Inc. Class A (1)	22,189	581,352
GTECH Holdings Corp.	63,506	1,856,915
International Game Technology Inc.	191,608	5,393,765
International Speedway Corp. Class A	2,173	122,253
Penn National Gaming Inc. (1)	37,550	1,370,575
Regal Entertainment Group Class A	24,018	453,460
Scientific Games Corp. Class A (1)	33,248	895,369

		10,673,689

ENVIRONMENTAL CONTROL—0.26%
Allied Waste Industries Inc. (1) (2)	37,047	293,783
Nalco Holding Co. (1)	45,945	901,900
Stericycle Inc. (1) (2)	24,652	1,240,489

		2,436,172

FOOD—1.26%
Campbell Soup Co.	63,853	1,964,757
Heinz (H.J.) Co.	104,492	3,701,107
McCormick & Co. Inc. NVS	50,999	1,666,647
Whole Foods Market Inc.	36,431	4,309,787

		11,642,298

HAND & MACHINE TOOLS—0.39%
Black & Decker Corp.	24,603	2,210,580
Stanley Works (The)	29,892	1,361,282

		3,571,862

HEALTH CARE - PRODUCTS—4.18%
Advanced Medical Optics Inc. (1)	36,054	1,433,146
Bard (C.R.) Inc.	58,627	3,899,282
Bausch & Lomb Inc.	26,141	2,169,703
Beckman Coulter Inc.	34,507	2,193,610
Biomet Inc.	140,379	4,862,729
Cooper Companies Inc.	19,574	1,191,274
Cytyc Corp. (1)	63,580	1,402,575
Dade Behring Holdings Inc.	24,573	1,597,491
DENTSPLY International Inc. (2)	44,854	2,422,116
Edwards Lifesciences Corp. (1) (2)	33,217	1,428,995
Gen-Probe Inc. (1)	28,191	1,021,360
Henry Schein Inc. (1) (2)	47,789	1,984,199
Hillenbrand Industries Inc.	10,255	518,390
IDEXX Laboratories Inc. (1) (2)	18,181	1,133,222
INAMED Corp. (1)	20,163	1,350,316
Patterson Companies Inc. (1) (2)	76,653	3,455,517
ResMed Inc. (1) (2)	19,473	1,285,023
Respironics Inc. (1)	39,941	1,442,270
TECHNE Corp. (1)	21,265	976,276
Varian Medical Systems Inc. (1)	73,742	2,752,789

		38,520,283

HEALTH CARE - SERVICES—4.39%
AMERIGROUP Corp. (1)	28,338	1,139,188
Community Health Systems Inc. (1)	40,087	1,514,888
Covance Inc. (1)	35,162	1,577,719
Coventry Health Care Inc. (1)	59,871	4,235,873
DaVita Inc. (1)	55,859	2,540,467
Health Management Associates Inc. Class A	123,342	3,229,094
Health Net Inc. (1)	36,877	1,407,226
Humana Inc. (1)	67,798	2,694,293
Laboratory Corp. of America Holdings (1)	74,936	3,739,306
LifePoint Hospitals Inc. (1)	30,415	1,536,566
Lincare Holdings Inc. (1)	51,288	2,094,602
Manor Care Inc.	47,756	1,897,346
PacifiCare Health Systems Inc. (1)	28,472	2,034,324
Quest Diagnostics Inc.	89,425	4,763,670
Renal Care Group Inc. (1)	37,329	1,720,867
Sierra Health Services Inc. (1) (2)	10,640	760,334
Tenet Healthcare Corp. (1)	37,488	458,853
Triad Hospitals Inc. (1) (2)	16,724	913,799
Universal Health Services Inc. Class B	18,818	1,170,103
WellChoice Inc. (1)	15,064	1,046,496

		40,475,014

HOME BUILDERS—2.41%
Beazer Homes USA Inc.	9,629	550,297
Centex Corp.	37,361	2,640,302

D.R. Horton Inc.	110,292	4,148,082
Hovnanian Enterprises Inc. Class A (1) (2)	18,590	1,212,068
KB Home	37,413	2,851,993
Lennar Corp. Class A	42,960	2,725,812
M.D.C. Holdings Inc.	11,070	910,508
NVR Inc. (1)	3,006	2,434,860
Ryland Group Inc. (2)	20,733	1,573,013
Standard-Pacific Corp.	2,302	202,461
Toll Brothers Inc. (1) (2)	29,506	2,996,334

		22,245,730

HOME FURNISHINGS—0.47%
Harman International Industries Inc.	37,508	3,051,651
Leggett & Platt Inc.	29,189	775,844
Tempur-Pedic International Inc. (1)	23,631	524,136

		4,351,631

HOUSEHOLD PRODUCTS & WARES—1.23%
Avery Dennison Corp.	42,036	2,226,227
Church & Dwight Co. Inc. (2)	35,415	1,282,023
Fortune Brands Inc.	81,079	7,199,815
Scotts Miracle-Gro Co. (The) Class A (1)	1,905	135,655
Spectrum Brands Inc. (1)	14,567	480,711

		11,324,431

HOUSEWARES—0.17%
Newell Rubbermaid Inc.	27,137	646,946
Toro Co.	23,919	923,513

		1,570,459

INSURANCE—0.80%
Allmerica Financial Corp. (1)	1,844	68,394
Ambac Financial Group Inc.	13,348	931,156
Berkley (W.R.) Corp.	10,969	391,374
Brown & Brown Inc.	30,518	1,371,479
Erie Indemnity Co. Class A	4,761	258,284
Gallagher (Arthur J.) & Co. (2)	42,733	1,159,346
HCC Insurance Holdings Inc.	18,784	711,350
Markel Corp. (1)	2,405	815,295
MBIA Inc.	4,535	268,971
Philadelphia Consolidated Holding Corp. (1)	7,893	669,011
Transatlantic Holdings Inc.	1,207	67,375
Unitrin Inc.	12,854	631,131

		7,343,166

INTERNET—1.69%
Akamai Technologies Inc. (1) (2)	63,293	831,037
Ask Jeeves Inc. (1)	32,991	995,998
CheckFree Corp. (1) (2)	38,892	1,324,662
F5 Networks Inc. (1)	20,783	981,685
Macromedia Inc. (1)	42,066	1,607,763
McAfee Inc. (1)	90,518	2,369,761
Monster Worldwide Inc. (1)	57,603	1,652,054
VeriSign Inc. (1)	147,376	4,238,534
WebMD Corp. (1)	151,366	1,554,529

		15,556,023

IRON & STEEL—0.13%
Allegheny Technologies Inc.	53,481	1,179,791

		1,179,791

LEISURE TIME—0.33%
Brunswick Corp.	39,991	1,732,410
Polaris Industries Inc. (2)	23,754	1,282,716

		3,015,126

LODGING—2.41%
Boyd Gaming Corp.	23,411	1,197,004
Choice Hotels International Inc.	8,501	558,516
Harrah’s Entertainment Inc.	63,517	4,577,670
Hilton Hotels Corp.	212,792	5,075,089
Las Vegas Sands Corp. (1)	13,018	465,393
MGM Mirage (1)	67,206	2,660,013
Starwood Hotels & Resorts Worldwide Inc.	74,045	4,336,816
Station Casinos Inc.	30,949	2,055,014
Wynn Resorts Ltd. (1) (2)	26,487	1,252,040

		22,177,555

MACHINERY—1.25%
Cummins Inc.	14,455	1,078,488
Graco Inc.	38,588	1,314,693
IDEX Corp.	22,531	869,922
Joy Global Inc.	44,552	1,496,502
Rockwell Automation Inc.	102,510	4,993,262
Zebra Technologies Corp. Class A (1) (2)	39,773	1,741,660

		11,494,527

MANUFACTURING—1.89%
Brink’s Co. (The)	23,313	839,268
Carlisle Companies Inc.	8,879	609,366
Donaldson Co. Inc. (2)	41,448	1,257,118
Dover Corp.	76,173	2,771,174
Eaton Corp.	23,492	1,407,171
Harsco Corp.	20,207	1,102,292
ITT Industries Inc.	47,100	4,598,373
Pall Corp.	5,947	180,551
Pentair Inc.	47,338	2,026,540
Roper Industries Inc.	20,414	1,456,947
Textron Inc.	15,392	1,167,483

		17,416,283

MEDIA—3.31%
Cablevision Systems Corp. (1)	111,293	3,583,635
CKX Inc. (1)	8,732	112,337
Dex Media Inc. (2)	83,165	2,030,058
Dow Jones & Co. Inc. (2)	29,438	1,043,577
EchoStar Communications Corp.	128,144	3,863,542
Liberty Global Inc. Class A (1)	56,052	2,615,950
Meredith Corp.	23,641	1,159,827
Scripps (E.W.) Co. Class A	45,325	2,211,860
Sirius Satellite Radio Inc. (1)	737,492	4,778,948
Univision Communications Inc. Class A (1)	60,820	1,675,591
Washington Post Co. (The) Class B	2,677	2,235,375
Westwood One Inc.	7,542	154,083
Wiley (John) & Sons Inc. Class A	25,911	1,029,444
XM Satellite Radio Holdings Inc. Class A (1) (2)	117,969	3,970,837

		30,465,064

METAL FABRICATE & HARDWARE—0.16%
Precision Castparts Corp.	12,418	967,362
Timken Co. (The)	22,137	511,365

		1,478,727

MINING—0.76%
Freeport-McMoRan Copper & Gold Inc.	100,060	3,746,246
Phelps Dodge Corp.	28,839	2,667,607
Southern Peru Copper Corp.	14,260	610,898

		7,024,751

OFFICE & BUSINESS EQUIPMENT—0.32%
Pitney Bowes Inc.	67,394	2,935,009

		2,935,009

OFFICE FURNISHINGS—0.32%
Herman Miller Inc.	39,261	1,210,809
HNI Corp.	30,690	1,569,793
Steelcase Inc. Class A	15,553	215,409

		2,996,011

OIL & GAS—4.96%
Chesapeake Energy Corp.	67,185	1,531,818
Denbury Resources Inc. (1)	31,457	1,251,045
Diamond Offshore Drilling Inc. (2)	32,305	1,726,056
ENSCO International Inc.	60,319	2,156,404
EOG Resources Inc.	133,221	7,566,953
Helmerich & Payne Inc.	18,573	871,445
Murphy Oil Corp.	91,874	4,798,579
Newfield Exploration Co. (1)	50,795	2,026,213
Noble Energy Inc.	6,116	462,675
Patterson-UTI Energy Inc.	94,640	2,633,831
Pioneer Natural Resources Co.	4,322	181,870
Plains Exploration & Production Co. (1)	42,957	1,526,262
Pride International Inc. (1)	46,851	1,204,071
Quicksilver Resources Inc. (1) (2)	20,787	1,328,913
Range Resources Corp.	45,215	1,216,283
Rowan Companies Inc.	35,240	1,046,980
Southwestern Energy Co. (1)	40,271	1,891,932
Sunoco Inc.	30,087	3,420,290
Tesoro Corp.	21,205	986,457
Unit Corp. (1)	24,072	1,059,409
XTO Energy Inc.	201,198	6,838,720

		45,726,206

OIL & GAS SERVICES—1.76%
BJ Services Co.	90,256	4,736,635
Cooper Cameron Corp. (1)	24,820	1,540,081
FMC Technologies Inc. (1) (2)	38,576	1,233,275
Grant Prideco Inc. (1)	68,784	1,819,337
National Oilwell Varco Inc. (1)	55,708	2,648,358
Smith International Inc. (2)	59,196	3,770,785
Tidewater Inc.	12,338	470,325

		16,218,796

PACKAGING & CONTAINERS—0.28%
Ball Corp.	8,649	311,018
Crown Holdings Inc. (1)	92,122	1,310,896
Pactiv Corp. (1)	9,043	195,148
Sealed Air Corp. (1)	16,290	811,079

		2,628,141

PHARMACEUTICALS—4.33%
Accredo Health Inc. (1)	27,643	1,254,992
Allergan Inc.	72,716	6,198,312
American Pharmaceutical Partners Inc. (1)	11,417	470,951
Barr Pharmaceuticals Inc. (1)	57,461	2,800,649
Cephalon Inc. (1)	32,365	1,288,451
Endo Pharmaceuticals Holdings Inc. (1) (2)	28,470	748,192
Eon Labs Inc. (1)	15,655	479,669
Express Scripts Inc. (1)	69,172	3,457,217
Forest Laboratories Inc. (1)	195,661	7,601,430
Hospira Inc. (1)	42,392	1,653,288
ImClone Systems Inc. (1) (2)	38,582	1,194,885

IVAX Corp. (1)	112,434	2,417,331
Kinetic Concepts Inc. (1)	26,700	1,602,000
Kos Pharmaceuticals Inc. (1)	7,351	481,490
Mylan Laboratories Inc.	42,666	820,894
Omnicare Inc. (2)	18,326	777,572
OSI Pharmaceuticals Inc. (1) (2)	28,593	1,168,596
Sepracor Inc. (1) (2)	58,435	3,506,684
Valeant Pharmaceuticals International	51,194	902,550
VCA Antech Inc. (1) (2)	45,582	1,105,363

		39,930,516

PIPELINES—1.25%
Equitable Resources Inc.	30,505	2,074,340
Kinder Morgan Inc.	49,483	4,116,986
Questar Corp.	11,181	736,828
Western Gas Resources Inc.	29,191	1,018,766
Williams Companies Inc.	188,808	3,587,352

		11,534,272

REAL ESTATE—0.65%
CB Richard Ellis Group Inc. Class A (1)	27,729	1,216,194
Forest City Enterprises Inc. Class A	18,279	1,297,809
St. Joe Co. (The) (2)	42,303	3,449,387

		5,963,390

REAL ESTATE INVESTMENT TRUSTS—1.26%
Catellus Development Corp.	21,897	718,222
CenterPoint Properties Trust	2,516	106,427
Federal Realty Investment Trust	11,133	656,847
General Growth Properties Inc.	48,862	2,007,740
Global Signal Inc.	8,131	306,132
Macerich Co. (The)	9,850	660,442
Mills Corp. (2)	30,996	1,884,247
New Century Financial Corp.	13,508	694,987
Public Storage Inc.	36,083	2,282,250
SL Green Realty Corp.	1,962	126,549
United Dominion Realty Trust Inc.	31,656	761,327
Ventas Inc.	47,066	1,421,393

		11,626,563

RETAIL—9.22%
Abercrombie & Fitch Co. Class A	47,986	3,296,638
Advance Auto Parts Inc. (1)	39,899	2,575,480
American Eagle Outfitters Inc.	66,338	2,033,260
AnnTaylor Stores Corp. (1)	19,050	462,534
Applebee’s International Inc.	45,253	1,198,752
AutoZone Inc. (1)	31,502	2,912,675
Barnes & Noble Inc. (1)	7,453	289,176
Bebe Stores Inc.	10,205	270,126
Bed Bath & Beyond Inc. (1)	163,742	6,841,141
Brinker International Inc. (1)	49,081	1,965,694
CarMax Inc. (1) (2)	58,230	1,551,829
CBRL Group Inc.	12,466	484,429
Cheesecake Factory (The) (1) (2)	43,566	1,513,047
Chico’s FAS Inc. (1)	100,341	3,439,689
Circuit City Stores Inc. (2)	44,133	763,060
Claire’s Stores Inc.	45,331	1,090,211
Copart Inc. (1)	37,468	891,738
Darden Restaurants Inc.	87,185	2,875,361
Dick’s Sporting Goods Inc. (1)	19,149	738,960
Dollar General Corp.	183,238	3,730,726
Dollar Tree Stores Inc. (1) (2)	41,726	1,001,424
Family Dollar Stores Inc.	70,415	1,837,831
Foot Locker Inc.	45,223	1,230,970

Limited Brands Inc.	192,499	4,123,329
Men’s Wearhouse Inc. (The) (1)	26,695	919,109
Michaels Stores Inc.	76,153	3,150,450
MSC Industrial Direct Co. Inc. Class A	25,676	866,565
Neiman-Marcus Group Inc. Class A	4,101	397,469
Nordstrom Inc.	61,187	4,158,880
O’Reilly Automotive Inc. (1) (2)	55,779	1,662,772
Outback Steakhouse Inc. (2)	32,816	1,484,596
Panera Bread Co. Class A (1)	14,932	927,053
Penney (J.C.) Co. Inc. (Holding Co.)	45,690	2,402,380
PETsMART Inc. (2)	80,183	2,433,554
RadioShack Corp.	85,964	1,991,786
Ross Stores Inc. (2)	82,442	2,383,398
Saks Inc. (1)	9,204	174,600
7-Eleven Inc. (1)	14,597	441,413
Sonic Corp. (1)	33,411	1,020,038
Tiffany & Co.	32,151	1,053,267
TJX Companies Inc.	267,976	6,525,216
Urban Outfitters Inc. (1)	29,684	1,682,786
Wendy’s International Inc.	32,918	1,568,543
Williams-Sonoma Inc. (1)	64,215	2,540,988

		84,902,943

SAVINGS & LOANS—0.52%
Hudson City Bancorp Inc.	333,360	3,803,638
People’s Bank	32,686	988,425

		4,792,063

SEMICONDUCTORS—7.23%
Advanced Micro Devices Inc. (1) (2)	114,457	1,984,684
Agere Systems Inc. (1)	100,830	1,209,960
Altera Corp. (1)	207,193	4,106,565
Analog Devices Inc.	206,053	7,687,837
Broadcom Corp. Class A (1)	154,213	5,476,104
Cree Inc. (1) (2)	41,984	1,069,332
Freescale Semiconductor Inc. Class B (1)	27,788	588,550
International Rectifier Corp. (1) (2)	28,230	1,347,136
Intersil Corp. Class A	40,844	766,642
KLA-Tencor Corp.	109,763	4,796,643
Lam Research Corp. (1)	77,341	2,238,249
Linear Technology Corp.	170,571	6,258,250
LSI Logic Corp. (1)	80,085	679,922
Maxim Integrated Products Inc.	182,592	6,976,840
MEMC Electronic Materials Inc. (1)	76,608	1,208,108
Microchip Technology Inc.	116,279	3,444,184
Micron Technology Inc. (1) (2)	161,475	1,648,660
National Semiconductor Corp.	194,564	4,286,245
Novellus Systems Inc.	35,340	873,251
NVIDIA Corp. (1)	94,837	2,534,045
QLogic Corp. (1)	50,985	1,573,907
Teradyne Inc. (1)	75,910	908,643
Xilinx Inc.	194,214	4,952,457

		66,616,214

SOFTWARE—4.54%
Activision Inc. (1)	98,523	1,627,600
Autodesk Inc.	127,123	4,369,217
Avid Technology Inc. (1)	19,602	1,044,395
BEA Systems Inc. (1)	13,685	120,154
BMC Software Inc. (1)	53,433	959,122
Cerner Corp. (1) (2)	16,549	1,124,836
Certegy Inc. (2)	31,624	1,208,669
Citrix Systems Inc. (1)	94,457	2,045,939
Compuware Corp. (1)	95,617	687,486

Dun & Bradstreet Corp. (1)	38,004	2,342,947
Fair Isaac Corp.	28,409	1,036,928
Fiserv Inc. (1)	106,640	4,580,188
Global Payments Inc.	18,177	1,232,401
Hyperion Solutions Corp. (1)	22,324	898,318
IMS Health Inc.	126,410	3,131,176
Intuit Inc. (1)	91,873	4,144,391
Mercury Interactive Corp. (1) (2)	47,624	1,826,857
NAVTEQ Corp. (1)	49,515	1,840,968
Pixar Inc. (1) (2)	29,916	1,497,296
Red Hat Inc. (1) (2)	98,598	1,291,634
Salesforce.com Inc. (1)	37,718	772,465
SEI Investments Co.	35,409	1,322,526
Siebel Systems Inc.	34,225	304,602
Take-Two Interactive Software Inc. (1)	33,402	850,081
Total System Services Inc.	20,757	500,244
Veritas Software Corp. (1)	42,195	1,029,558

		41,789,998

TELECOMMUNICATIONS—2.48%
Alamosa Holdings Inc. (1)	73,598	1,023,012
American Tower Corp. Class A (1)	114,540	2,407,631
Andrew Corp. (1)	22,975	293,161
Avaya Inc. (1)	188,955	1,572,106
Comverse Technology Inc. (1)	99,232	2,346,837
Crown Castle International Corp. (1)	78,800	1,601,216
Harris Corp.	61,899	1,931,868
JDS Uniphase Corp. (1)	387,663	589,248
Nextel Partners Inc. Class A (1)	84,790	2,134,164
NII Holdings Inc. Class B (1)	31,707	2,027,346
PanAmSat Holding Corp.	11,225	230,225
Scientific-Atlanta Inc.	72,211	2,402,460
SpectraSite Inc. (1)	25,930	1,929,970
Telephone & Data Systems Inc.	7,195	293,628
United States Cellular Corp. (1)	2,800	139,832
Western Wireless Corp. Class A (1)	45,438	1,922,027

		22,844,731

TEXTILES—0.39%
Cintas Corp. (2)	78,117	3,015,316
Mohawk Industries Inc. (1)	6,735	555,637

		3,570,953

TOYS, GAMES & HOBBIES—0.14%
Marvel Enterprises Inc. (1) (2)	40,412	796,925
Mattel Inc.	25,690	470,127

		1,267,052

TRANSPORTATION—1.20%
CH Robinson Worldwide Inc.	47,782	2,780,912
CNF Inc. (2)	29,184	1,310,362
Expeditors International Washington Inc.	59,509	2,964,143
Hunt (J.B.) Transport Services Inc.	65,480	1,263,764
Landstar System Inc. (1)	33,042	995,225
Norfolk Southern Corp.	32,897	1,018,491
Ryder System Inc.	13,082	478,801
Swift Transportation Co. Inc. (1)	10,624	247,433

		11,059,131

WATER—0.02%
Aqua America Inc.	5,321	158,247

		158,247

TOTAL COMMON STOCKS (Cost: $844,490,832)		921,172,451

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.76%
COMMERCIAL PAPER (3)—2.64%
Alpine Securitization Corp.
3.29%, 08/08/05	$128,024	127,579
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	860,176	858,438
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	1,963,034	1,959,339
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	213,373	212,590
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	811,864	810,496
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	426,747	426,377
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	164,784	164,713
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	153,654	153,493
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	426,747	425,989
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	534,338	533,505
Charta LLC
3.31%, 08/11/05 (4)	640,120	637,707
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	401,142	400,808
Dexia Delaware LLC
3.04%, 07/01/05	565,866	565,866
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	320,060	318,201
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	706,039	703,088
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	1,131,933	1,129,978
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	85,349	85,049
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	462,201	461,432
General Electric Capital Corp.
2.74%, 07/07/05	213,373	213,276
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	405,409	404,862
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	1,421,066	1,415,059
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	1,290,853	1,288,947
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	213,373	213,373
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	624,492	623,937
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	815,086	814,100
Nordea North America Inc.
2.74%, 07/11/05	213,373	213,211

Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	849,226	847,617
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	213,544	213,544
Polonius Inc.
3.15%, 07/11/05 (4)	298,723	298,461
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	1,388,074	1,387,166
Santander Central Hispano
2.75%, 07/08/05	533,433	533,149
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	763,403	761,913
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	1,552,077	1,547,899
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	1,389,483	1,388,024
Three Pillars Funding Corp.
3.30%, 07/28/05	62,053	61,900
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	832,156	832,156
UBS Finance Delaware LLC
3.03%, 07/01/05	640,120	640,120
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	371,270	370,442
Yorktown Capital LLC
3.15%, 07/13/05	248,029	247,769

		24,291,573

FLOATING RATE NOTES (3)—4.45%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	793,749	793,753
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	1,045,529	1,045,538
American Express Centurion Bank
3.29%, 06/29/06	170,699	170,699
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	1,216,228	1,216,374
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	277,385	277,385
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	277,385	277,347
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	2,193,478	2,193,456
BMW US Capital LLC
3.19%, 07/14/06 (4)	426,747	426,747
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	1,450,939	1,450,803
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	1,596,032	1,595,933
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	106,687	106,687
Credit Suisse First Boston
3.15%, 05/09/06	426,747	426,747
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	1,280,240	1,280,168
DEPFA Bank PLC
3.42%, 03/15/06	426,747	426,747
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	1,032,727	1,032,765
Fairway Finance LLC
3.21%, 10/20/05	170,699	170,696
Fifth Third Bancorp
3.26%, 04/21/06 (4)	853,493	853,493

Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	298,723	298,733
General Electric Capital Corp.
3.28%, 07/07/06	192,036	192,243
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	61,303	61,303
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	490,759	490,758
Hartford Life Global Funding Trust
3.21%, 07/15/06	426,747	426,747
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	1,280,240	1,280,241
HSBC Bank USA N.A.
3.57%, 05/04/06	149,361	149,463
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	1,877,685	1,877,694
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	448,084	448,084
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	1,664,312	1,664,555
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	640,120	640,120
Marshall & Ilsley Bank
3.36%, 02/20/06	426,747	427,074
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	640,120	640,120
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	640,120	640,073
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	1,578,963	1,579,178
Norddeutsche Landesbank
3.11%, 07/27/05	426,747	426,736
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	1,280,240	1,280,240
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	1,642,974	1,642,974
Principal Life Income Funding Trusts
3.21%, 05/10/06	320,060	320,075
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	1,210,894	1,210,553
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	234,711	234,683
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	2,436,723	2,436,784
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	426,747	426,747
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	661,457	661,310
SunTrust Bank
3.17%, 04/28/06	640,120	640,120
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	1,463,741	1,463,652
Toronto-Dominion Bank
3.81%, 06/20/06	533,433	533,484
UniCredito Italiano SpA
3.34%, 06/14/06	554,771	554,583
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	1,100,650	1,100,650
Wells Fargo & Co.
3.19%, 07/14/06 (4)	213,373	213,397
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	1,429,601	1,429,545
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	1,433,869	1,433,819

Winston Funding Ltd.
3.23%, 07/23/05 (4)	304,697	304,697
World Savings Bank
3.13%, 09/09/05	149,361	149,358

		41,025,131

MONEY MARKET FUNDS—0.21%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	1,706,986	1,706,986
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	2,399	2,399
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	61,817	61,817
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	149,599	149,599

		1,920,801

REPURCHASE AGREEMENTS (3)—1.62%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $7,248,790 and effective yields of 3.40% - 3.44%. (7)	$7,248,099	7,248,099
Goldman Sachs & Co. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $5,548,235 and effective yields of 3.43% - 3.44%. (7)	5,547,706	5,547,706
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $2,133,935 and an effective yield of 3.40%. (7)	2,133,733	2,133,733

		14,929,538

TIME DEPOSITS (3)—0.77%
American Express Centurion Bank
3.08%, 07/01/05	320,060	320,060
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	426,747	426,747
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	597,445	597,446
Credit Suisse First Boston
3.16%, 07/13/05	213,373	213,373
Deutsche Bank AG
3.31%, 07/01/05	17,548	17,548
HBOS Treasury Services PLC
3.39%, 12/14/05	256,048	256,048

Key Bank N.A.
3.34%, 07/01/05	1,280,240	1,280,240
Natexis Banques
2.98%, 08/18/05	426,747	426,747
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	768,144	768,125
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	341,397	341,395
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	298,723	298,718
US Bank N.A.
3.12%, 07/08/05	426,747	426,747
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	1,280,240	1,280,240
Wells Fargo Bank N.A.
3.04%, 07/01/05	426,747	426,747

		7,080,181

U.S. GOVERNMENT AGENCY NOTES (3)—0.07%
Federal National Mortgage Association
2.33%, 07/22/05	640,120	639,252

		639,252

TOTAL SHORT-TERM INVESTMENTS (Cost: $89,886,476)		89,886,476

TOTAL INVESTMENTS IN SECURITIES — 109.74% (Cost: $934,377,308) (8)		1,011,058,927
Other Assets, Less Liabilities — (9.74%)		(89,752,739)

NET ASSETS — 100.00%		$921,306,188

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $941,928,359. Net unrealized appreciation aggregated $69,130,568, of which $88,719,448 represented gross unrealized appreciation on securities and $19,588,880 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.84%
ADVERTISING—0.07%
Interpublic Group of Companies Inc. (1)	40,770	$496,579
Lamar Advertising Co. (1)	10,596	453,191

		949,770

AEROSPACE & DEFENSE—0.25%
Alliant Techsystems Inc. (1)	7,798	550,539
L-3 Communications Holdings Inc.	36,008	2,757,493

		3,308,032

AGRICULTURE—0.68%
Loews Corp. - Carolina Group	49,439	1,647,307
Reynolds American Inc.	62,435	4,919,878
UST Inc.	57,252	2,614,126

		9,181,311

AIRLINES—0.30%
Southwest Airlines Co.	289,615	4,034,337

		4,034,337

APPAREL—0.92%
Columbia Sportswear Co. (1) (2)	8,958	442,436
Jones Apparel Group Inc.	87,770	2,724,381
Liz Claiborne Inc.	79,558	3,163,226
Polo Ralph Lauren Corp.	30,473	1,313,691
Reebok International Ltd. (2)	26,693	1,116,568
VF Corp.	63,489	3,632,841

		12,393,143

AUTO MANUFACTURERS—0.08%
PACCAR Inc.	16,399	1,115,132

		1,115,132

AUTO PARTS & EQUIPMENT—1.27%
Autoliv Inc.	55,923	2,449,427
BorgWarner Inc.	28,625	1,536,304
Dana Corp.	109,245	1,639,767
Delphi Corp. (2)	348,506	1,620,553
Goodyear Tire & Rubber Co. (The) (1) (2)	57,922	863,038
Johnson Controls Inc.	113,538	6,395,595
Lear Corp. (2)	48,791	1,775,017
TRW Automotive Holdings Corp. (1)	31,163	763,805

		17,043,506

BANKS—9.43%
AmSouth Bancorp	257,001	6,682,026
Associated Bancorp (2)	94,423	3,178,278
Assurant Inc.	85,125	3,073,012
Bank of Hawaii Corp.	33,940	1,722,455

BOK Financial Corp.	14,755	680,501
City National Corp.	30,076	2,156,750
Colonial BancGroup Inc. (The)	106,014	2,338,669
Comerica Inc.	122,911	7,104,256
Commerce Bancorp Inc. (2)	13,595	412,064
Commerce Bancshares Inc. (2)	43,645	2,200,144
Compass Bancshares Inc.	90,212	4,059,540
Cullen/Frost Bankers Inc.	34,873	1,661,698
First Horizon National Corp. (2)	90,352	3,812,854
FirstMerit Corp. (2)	60,796	1,587,384
Fulton Financial Corp. (2)	114,287	2,057,166
Genworth Financial Inc. Class A	165,352	4,998,591
Hibernia Corp. Class A	114,206	3,789,355
Huntington Bancshares Inc.	169,091	4,081,857
International Bancshares Corp.	33,327	942,821
KeyCorp	296,877	9,841,473
M&T Bank Corp.	55,617	5,848,684
Marshall & Ilsley Corp. (2)	166,716	7,410,526
Mellon Financial Corp.	285,365	8,187,122
Mercantile Bankshares Corp.	57,848	2,980,907
North Fork Bancorp Inc.	347,798	9,769,646
Northern Trust Corp.	63,075	2,875,589
Popular Inc.	194,405	4,897,062
Sky Financial Group Inc.	69,715	1,964,569
South Financial Group Inc. (The)	52,263	1,485,314
TCF Financial Corp.	27,572	713,563
TD Banknorth Inc.	56,068	1,670,826
UnionBanCal Corp.	41,172	2,755,230
Valley National Bancorp (2)	78,898	1,844,635
Whitney Holding Corp.	45,730	1,492,170
Wilmington Trust Corp.	49,105	1,768,271
Zions Bancorporation	65,292	4,800,921

		126,845,929

BEVERAGES—1.00%
Brown-Forman Corp. Class B	3,332	201,453
Coca-Cola Enterprises Inc.	219,533	4,831,921
Constellation Brands Inc. (1)	104,956	3,096,202
Molson Coors Brewing Co. Class B	31,097	1,928,014
Pepsi Bottling Group Inc.	76,350	2,184,373
PepsiAmericas Inc.	49,452	1,268,938

		13,510,901

BIOTECHNOLOGY—0.65%
Biogen Idec Inc. (1)	137,736	4,745,005
Charles River Laboratories International Inc. (1)	25,817	1,245,670
Chiron Corp. (1)	4,788	167,053
Invitrogen Corp. (1)	18,033	1,501,969
Millennium Pharmaceuticals Inc. (1) (2)	111,249	1,031,278

		8,690,975

BUILDING MATERIALS—0.35%
Lafarge North America Inc.	24,834	1,550,635
Martin Marietta Materials Inc.	5,940	410,573
USG Corp. (1)	26,768	1,137,640
Vulcan Materials Co.	25,281	1,643,012

		4,741,860

CHEMICALS—3.24%
Airgas Inc.	42,884	1,057,948
Albemarle Corp.	26,543	968,023
Ashland Inc.	47,360	3,403,763
Cabot Corp.	42,548	1,404,084

Celanese Corp. Class A (1)	36,185	574,980
Crompton Corp.	44,972	636,354
Cytec Industries Inc.	29,191	1,161,802
Eastman Chemical Co. (2)	58,477	3,225,007
Engelhard Corp.	87,762	2,505,605
FMC Corp. (1)	27,274	1,531,162
Huntsman Corp. (1)	43,827	888,373
Lubrizol Corp.	49,301	2,071,135
Lyondell Chemical Co.	145,060	3,832,485
Mosaic Co. (The) (1)	93,658	1,457,318
PPG Industries Inc.	125,000	7,845,000
Rohm & Haas Co.	108,428	5,024,554
RPM International Inc. (2)	85,434	1,560,025
Sigma-Aldrich Corp.	45,447	2,546,850
Valhi Inc.	6,570	114,975
Valspar Corp. (The)	36,999	1,786,682

		43,596,125

COAL—0.20%
Arch Coal Inc.	29,863	1,626,638
CONSOL Energy Inc.	20,339	1,089,764

		2,716,402

COMMERCIAL SERVICES—1.68%
ADESA Inc.	64,934	1,413,613
Convergys Corp. (1)	103,362	1,469,808
Deluxe Corp.	36,738	1,491,563
Donnelley (R.R.) & Sons Co.	155,289	5,359,023
Equifax Inc.	24,307	868,003
Hewitt Associates Inc. Class A (1)	11,887	315,124
Interactive Data Corp.	13,828	287,346
Laureate Education Inc. (1)	3,745	179,236
Manpower Inc.	48,023	1,910,355
McKesson Corp.	132,137	5,918,416
Rent-A-Center Inc. (1)	18,197	423,808
Service Corp. International (2)	225,402	1,807,724
ServiceMaster Co. (The)	82,250	1,102,150

		22,546,169

COMPUTERS—2.41%
Affiliated Computer Services Inc. Class A (1)	31,150	1,591,765
BISYS Group Inc. (The) (1)	50,220	750,287
Cadence Design Systems Inc. (1)	108,274	1,479,023
Ceridian Corp. (1)	56,449	1,099,627
Computer Sciences Corp. (1)	139,137	6,080,287
Diebold Inc. (2)	5,049	227,760
Electronic Data Systems Corp.	291,730	5,615,802
NCR Corp. (1)	102,243	3,590,774
Reynolds & Reynolds Co. (The) Class A	40,875	1,104,851
SanDisk Corp. (1)	31,812	754,899
Storage Technology Corp. (1)	78,087	2,833,777
Sun Microsystems Inc. (1)	1,016,456	3,791,381
SunGard Data Systems Inc. (1)	14,130	496,952
Synopsys Inc. (1)	87,992	1,466,827
Unisys Corp. (1)	246,348	1,559,383

		32,443,395

COSMETICS & PERSONAL CARE—0.13%
Alberto-Culver Co.	39,180	1,697,669

		1,697,669

DISTRIBUTION & WHOLESALE—0.71%
Genuine Parts Co.	127,007	5,218,718

Grainger (W.W.) Inc.	45,960	2,518,148
Ingram Micro Inc. Class A (1)	47,415	742,519
Tech Data Corp. (1)	30,276	1,108,404

		9,587,789

DIVERSIFIED FINANCIAL SERVICES—2.77%
AmeriCredit Corp. (1)	63,037	1,607,443
Ameritrade Holding Corp. (1)	108,516	2,017,312
Bear Stearns Companies Inc. (The)	82,776	8,603,737
CapitalSource Inc. (1)	12,153	238,563
CIT Group Inc.	153,253	6,585,281
E*TRADE Financial Corp. (1)	268,203	3,752,160
Edwards (A.G.) Inc. (2)	56,026	2,529,574
Federated Investors Inc. Class B	5,280	158,453
Friedman, Billings, Ramsey Group Inc. Class A (2)	102,658	1,468,009
IndyMac Bancorp Inc. (2)	21,498	875,614
Instinet Group Inc. (1)	72,963	382,326
Janus Capital Group Inc.	165,065	2,482,578
Jefferies Group Inc. (2)	37,265	1,411,971
Providian Financial Corp. (1) (2)	178,156	3,140,890
Raymond James Financial Inc.	45,899	1,296,647
Westcorp Inc.	10,435	547,003
WFS Financial Inc.	4,724	239,554

		37,337,115

ELECTRIC—11.84%
Allegheny Energy Inc. (1) (2)	118,281	2,983,047
Alliant Energy Corp.	84,550	2,380,082
Ameren Corp.	142,655	7,888,821
American Electric Power Co. Inc.	279,658	10,310,990
CenterPoint Energy Inc. (2)	224,877	2,970,625
Cinergy Corp.	144,402	6,472,098
CMS Energy Corp. (1)	159,164	2,397,010
Consolidated Edison Inc.	177,024	8,291,804
Constellation Energy Group Inc.	129,268	7,457,471
DPL Inc.	92,039	2,526,471
DTE Energy Co. (2)	126,812	5,930,997
Edison International	237,262	9,620,974
Energy East Corp. (2)	107,188	3,106,308
Great Plains Energy Inc.	54,230	1,729,395
Hawaiian Electric Industries Inc. (2)	58,748	1,575,034
MDU Resources Group Inc. (2)	86,150	2,426,846
NiSource Inc.	197,903	4,894,141
Northeast Utilities	94,115	1,963,239
NRG Energy Inc. (1)	63,326	2,381,058
NSTAR	77,617	2,392,932
OGE Energy Corp. (2)	65,596	1,898,348
Pepco Holdings Inc.	137,394	3,289,212
PG&E Corp. (2)	269,511	10,117,443
Pinnacle West Capital Corp.	71,575	3,181,509
PNM Resources Inc.	46,802	1,348,366
PPL Corp.	138,176	8,204,891
Progress Energy Inc.	181,085	8,192,285
Public Service Enterprise Group Inc.	173,847	10,573,375
Puget Energy Inc.	72,749	1,700,872
Reliant Energy Inc. (1) (2)	218,957	2,710,688
SCANA Corp.	82,611	3,528,316
TECO Energy Inc. (2)	150,611	2,848,054
Westar Energy Inc.	62,968	1,513,121
Wisconsin Energy Corp.	85,134	3,320,226
WPS Resources Corp. (2)	27,496	1,546,650
Xcel Energy Inc. (2)	292,871	5,716,842

		159,389,541

ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
Energizer Holdings Inc. (1)	9,538	592,977
Hubbell Inc. Class B (2)	41,974	1,851,053
Molex Inc.	50,496	1,314,916

		3,758,946

ELECTRONICS—1.72%
Agilent Technologies Inc. (1)	55,332	1,273,743
Applera Corp. - Applied Biosystems Group	143,604	2,824,691
Arrow Electronics Inc. (1)	85,607	2,325,086
Avnet Inc. (1) (2)	61,595	1,387,735
AVX Corp. (2)	29,115	352,874
Fisher Scientific International Inc. (1)	41,427	2,688,612
Mettler Toledo International Inc. (1)	7,601	354,055
Parker Hannifin Corp.	49,771	3,086,300
PerkinElmer Inc.	44,890	848,421
Sanmina-SCI Corp. (1)	190,110	1,039,902
Solectron Corp. (1)	364,684	1,382,152
Symbol Technologies Inc.	26,242	259,009
Tektronix Inc.	48,615	1,131,271
Thermo Electron Corp. (1)	74,448	2,000,418
Thomas & Betts Corp. (1)	23,931	675,811
Vishay Intertechnology Inc. (1)	121,442	1,441,517

		23,071,597

ENGINEERING & CONSTRUCTION—0.04%
Jacobs Engineering Group Inc. (1) (2)	8,257	464,539

		464,539

ENTERTAINMENT—0.12%
International Speedway Corp. Class A	22,586	1,270,688
Warner Music Group Corp. (1)	23,602	382,352

		1,653,040

ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc. (1) (2)	105,498	836,599
Republic Services Inc.	99,885	3,596,859

		4,433,458

FOOD—5.03%
Albertson’s Inc. (2)	268,136	5,545,052
Archer-Daniels-Midland Co.	478,082	10,221,393
Campbell Soup Co.	83,635	2,573,449
ConAgra Foods Inc.	377,135	8,734,447
Dean Foods Co. (1)	109,552	3,860,612
Del Monte Foods Co. (1)	153,453	1,652,689
Heinz (H.J.) Co.	118,236	4,187,919
Hormel Foods Corp.	53,848	1,579,362
Kroger Co. (1)	530,722	10,099,640
McCormick & Co. Inc. NVS	31,822	1,039,943
Pilgrim’s Pride Corp.	10,871	371,027
Safeway Inc.	326,364	7,372,563
Smithfield Foods Inc. (1)	62,885	1,714,874
Smucker (J.M.) Co. (The) (2)	37,464	1,758,560
SUPERVALU Inc.	99,037	3,229,597
TreeHouse Foods Inc. (1)	21,910	624,665
Tyson Foods Inc. Class A	176,015	3,133,067

		67,698,859

FOREST PRODUCTS & PAPER—1.13%
Georgia-Pacific Corp.	189,404	6,023,047
Louisiana-Pacific Corp.	80,632	1,981,935

MeadWestvaco Corp.	149,304	4,186,484
Temple-Inland Inc.	81,445	3,025,682

		15,217,148

GAS—1.99%
AGL Resources Inc.	56,087	2,167,763
Atmos Energy Corp.	58,124	1,673,971
Energen Corp.	53,290	1,867,814
KeySpan Corp.	117,653	4,788,477
ONEOK Inc.	74,192	2,422,369
Piedmont Natural Gas Co.	55,727	1,338,563
Sempra Energy	174,218	7,196,946
Southern Union Co. (1)	66,257	1,626,609
UGI Corp.	75,438	2,104,720
Vectren Corp. (2)	55,315	1,589,200

		26,776,432

HAND & MACHINE TOOLS—0.35%
Black & Decker Corp.	26,140	2,348,679
Snap-On Inc.	42,010	1,440,943
Stanley Works (The)	21,345	972,051

		4,761,673

HEALTH CARE - PRODUCTS—0.16%
Bausch & Lomb Inc.	4,743	393,669
Cooper Companies Inc.	6,378	388,165
Hillenbrand Industries Inc.	26,938	1,361,716

		2,143,550

HEALTH CARE - SERVICES—0.89%
Community Health Systems Inc. (1)	12,701	479,971
Health Management Associates Inc. Class A	18,129	474,617
Health Net Inc. (1)	33,870	1,292,479
Humana Inc. (1)	29,467	1,171,019
PacifiCare Health Systems Inc. (1)	26,154	1,868,703
Sierra Health Services Inc. (1) (2)	2,875	205,447
Tenet Healthcare Corp. (1) (2)	292,555	3,580,873
Triad Hospitals Inc. (1) (2)	36,980	2,020,587
Universal Health Services Inc. Class B	10,724	666,818
WellChoice Inc. (1)	3,699	256,970

		12,017,484

HOLDING COMPANIES - DIVERSIFIED—0.17%
Leucadia National Corp.	59,034	2,280,483

		2,280,483

HOME BUILDERS—1.53%
Beazer Homes USA Inc.	17,439	996,639
Centex Corp.	43,375	3,065,311
D.R. Horton Inc.	54,257	2,040,606
KB Home	10,215	778,689
Lennar Corp. Class A	41,618	2,640,662
M.D.C. Holdings Inc.	8,623	709,242
Meritage Homes Corp. (1)	16,367	1,301,176
Pulte Homes Inc.	78,127	6,582,200
Ryland Group Inc.	7,283	552,561
Standard-Pacific Corp.	21,526	1,893,212

		20,560,298

HOME FURNISHINGS—0.43%
Leggett & Platt Inc.	99,895	2,655,209
Whirlpool Corp. (2)	44,632	3,129,150

		5,784,359

HOUSEHOLD PRODUCTS & WARES—0.75%
American Greetings Corp. Class A	46,752	1,238,928
Avery Dennison Corp.	25,530	1,352,069
Clorox Co. (The)	112,237	6,253,846
Scotts Miracle-Gro Co. (The) Class A (1)	13,916	990,958
Spectrum Brands Inc. (1)	7,471	246,543

		10,082,344

HOUSEWARES—0.29%
Newell Rubbermaid Inc.	165,211	3,938,630

		3,938,630

INSURANCE—8.14%
Alleghany Corp. (1)	3,557	1,056,429
Allmerica Financial Corp. (1)	36,110	1,339,320
Ambac Financial Group Inc.	61,407	4,283,752
American Financial Group Inc.	34,202	1,146,451
American National Insurance Co.	5,778	662,679
AmerUs Group Co.	28,471	1,368,032
AON Corp.	231,391	5,794,031
Berkley (W.R.) Corp.	64,425	2,298,684
CIGNA Corp.	95,317	10,201,779
Cincinnati Financial Corp.	127,718	5,052,524
CAN Financial Corp. (1)	16,861	479,190
Commerce Group Inc.	19,086	1,185,431
Conseco Inc. (1) (2)	109,893	2,397,865
Erie Indemnity Co. Class A	26,163	1,419,343
Fidelity National Financial Inc.	117,709	4,201,034
First American Corp.	59,909	2,404,747
Gallagher (Arthur J.) & Co.	11,972	324,800
HCC Insurance Holdings Inc.	26,383	999,124
Jefferson-Pilot Corp.	98,964	4,989,765
Lincoln National Corp.	126,470	5,933,972
Markel Corp. (1) (2)	4,021	1,363,119
MBIA Inc. (2)	92,473	5,484,574
Mercury General Corp. (2)	19,056	1,038,933
MGIC Investment Corp.	68,700	4,480,614
Nationwide Financial Services Inc.	41,484	1,573,903
Old Republic International Corp.	132,967	3,362,735
Philadelphia Consolidated Holding Corp. (1)	2,055	174,182
PMI Group Inc. (The)	68,039	2,652,160
Principal Financial Group Inc.	213,925	8,963,457
Protective Life Corp.	50,637	2,137,894
Radian Group Inc.	62,704	2,960,883
Reinsurance Group of America Inc.	21,419	996,198
SAFECO Corp.	92,806	5,043,078
StanCorp Financial Group Inc.	20,346	1,558,097
Torchmark Corp.	75,796	3,956,551
Transatlantic Holdings Inc.	18,049	1,007,495
Unitrin Inc.	18,069	887,188
UNUMProvident Corp. (2)	216,769	3,971,208
Wesco Financial Corp. (2)	1,022	367,920

		109,519,141

INTERNET—0.06%
CheckFree Corp. (1) (2)	9,326	317,644
WebMD Corp. (1) (2)	52,514	539,319

		856,963

INVESTMENT COMPANIES—0.39%
Allied Capital Corp. (2)	97,223	2,830,162
American Capital Strategies Ltd.	67,341	2,431,684

		5,261,846

IRON & STEEL—0.61%
Nucor Corp.	116,635	5,320,889
United States Steel Corp. (2)	83,096	2,856,010

		8,176,899

LEISURE TIME—0.20%
Brunswick Corp.	18,260	791,023
Sabre Holdings Corp. (2)	95,361	1,902,452

		2,693,475

LODGING—0.53%
Harrah’s Entertainment Inc.	49,588	3,573,807
Starwood Hotels & Resorts Worldwide Inc.	60,840	3,563,399

		7,137,206

MACHINERY—0.21%
Cummins Inc. (2)	14,944	1,114,972
IDEX Corp.	7,439	287,220
Terex Corp. (1)	35,913	1,414,972

		2,817,164

MANUFACTURING—2.07%
AptarGroup Inc.	25,792	1,310,234
Brink’s Co. (The)	10,782	388,152
Carlisle Companies Inc. (2)	11,124	763,440
Dover Corp.	48,889	1,778,582
Eastman Kodak Co. (2)	209,034	5,612,563
Eaton Corp.	79,152	4,741,205
Harsco Corp.	3,962	216,127
ITT Industries Inc.	5,785	564,790
Pall Corp.	82,761	2,512,624
Pentair Inc.	12,004	513,891
Roper Industries Inc.	4,332	309,175
SPX Corp. (2)	54,673	2,513,865
Teleflex Inc.	26,618	1,580,311
Textron Inc.	66,058	5,010,499

		27,815,458

MEDIA—1.88%
Belo (A.H.) Corp. (2)	69,737	1,671,596
Hearst-Argyle Television Inc. (2)	21,376	523,712
Knight Ridder Inc. (2)	54,143	3,321,132
Lee Enterprises Inc. (2)	32,976	1,322,008
Liberty Global Inc. Class A (1)	98,117	4,579,117
McClatchy Co. (The) Class A	14,796	968,250
New York Times Co. Class A (2)	105,287	3,279,690
Tribune Co.	173,362	6,098,875
Univision Communications Inc. Class A (1)	79,917	2,201,713
Washington Post Co. (The) Class B	531	443,401
Westwood One Inc.	45,548	930,546

		25,340,040

METAL FABRICATE & HARDWARE—0.23%
Precision Castparts Corp.	31,871	2,482,751
Timken Co. (The)	28,658	662,000

		3,144,751

MINING—0.43%
Owens-Illinois Inc. (1)	110,733	2,773,862
Phelps Dodge Corp.	32,962	3,048,985

		5,822,847

OFFICE & BUSINESS EQUIPMENT—0.97%
Pitney Bowes Inc.	79,521	3,463,140
Xerox Corp. (1)	697,777	9,622,345

		13,085,485

OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A (2)	26,577	368,091

		368,091

OIL & GAS—3.04%
Amerada Hess Corp. (2)	56,863	6,056,478
Chesapeake Energy Corp.	142,039	3,238,489
ENSCO International Inc.	31,871	1,139,388
Forest Oil Corp. (1)	38,400	1,612,800
Helmerich & Payne Inc.	12,720	596,822
Kerr-McGee Corp.	84,025	6,411,948
Newfield Exploration Co. (1)	25,471	1,016,038
Noble Energy Inc.	55,406	4,191,464
Pioneer Natural Resources Co.	99,151	4,172,274
Pogo Producing Co.	44,375	2,303,950
Premcor Inc.	58,386	4,331,073
Pride International Inc. (1)	53,417	1,372,817
Rowan Companies Inc.	32,951	978,974
Sunoco Inc.	10,899	1,238,998
Tesoro Corp.	21,601	1,004,879
Unit Corp. (1)	1,625	71,516
Vintage Petroleum Inc.	39,155	1,193,053

		40,930,961

OIL & GAS SERVICES—0.30%
Cooper Cameron Corp. (1)	7,659	475,241
National Oilwell Varco Inc. (1)	52,679	2,504,360
Tidewater Inc.	27,966	1,066,064

		4,045,665

PACKAGING & CONTAINERS—0.99%
Ball Corp.	68,849	2,475,810
Bemis Co. Inc.	77,947	2,068,713
Packaging Corp. of America (2)	45,010	947,460
Pactiv Corp. (1)	96,717	2,087,153
Sealed Air Corp. (1)	39,636	1,973,476
Smurfit-Stone Container Corp.	184,644	1,877,829
Sonoco Products Co.	72,166	1,912,399

		13,342,840

PHARMACEUTICALS—1.24%
AmerisourceBergen Corp.	75,866	5,246,134
Hospira Inc. (1)	59,886	2,335,554
King Pharmaceuticals Inc. (1)	175,780	1,831,628
Mylan Laboratories Inc.	140,319	2,699,738
Omnicare Inc.	52,457	2,225,751
Watson Pharmaceuticals Inc. (1)	80,153	2,369,323

		16,708,128

PIPELINES—1.13%
Dynegy Inc. Class A (1) (2)	206,718	1,004,649
El Paso Corp. (2)	469,253	5,405,795
Equitable Resources Inc.	4,592	312,256
Kinder Morgan Inc.	3,929	326,893
National Fuel Gas Co. (2)	60,757	1,756,485
Questar Corp.	47,230	3,112,457
Western Gas Resources Inc.	3,325	116,042
Williams Companies Inc.	169,542	3,221,298

		15,255,875

REAL ESTATE INVESTMENT TRUSTS—10.06%
AMB Property Corp. (2)	61,160	2,656,179
American Financial Realty Trust	92,114	1,416,713
Annaly Mortgage Management Inc. (2)	88,175	1,580,978
Apartment Investment & Management Co. Class A	69,336	2,837,229
Archstone-Smith Trust	144,769	5,590,979
Arden Realty Group Inc. (2)	48,552	1,746,901
AvalonBay Communities Inc. (2)	53,079	4,288,783
Boston Properties Inc. (2)	80,637	5,644,590
BRE Properties Inc. Class A (2)	36,954	1,546,525
Camden Property Trust (2)	33,890	1,821,587
CarrAmerica Realty Corp.	40,128	1,451,831
Catellus Development Corp.	46,977	1,540,846
CBL & Associates Properties Inc. (2)	32,232	1,388,232
CenterPoint Properties Trust (2)	32,138	1,359,437
Crescent Real Estate Equities Co. (2)	56,355	1,056,656
Developers Diversified Realty Corp. (2)	79,024	3,631,943
Duke Realty Corp.	104,407	3,305,526
Equity Office Properties Trust	296,796	9,823,948
Equity Residential	208,702	7,684,408
Essex Property Trust Inc.	16,764	1,392,418
Federal Realty Investment Trust (2)	23,751	1,401,309
General Growth Properties Inc. (2)	65,219	2,679,849
Health Care Property Investors Inc.	97,733	2,642,700
Health Care REIT Inc.	38,879	1,465,350
Healthcare Realty Trust Inc. (2)	34,668	1,338,531
Hospitality Properties Trust	48,882	2,154,230
Host Marriott Corp. (2)	256,578	4,490,115
HRPT Properties Trust	145,304	1,806,129
iStar Financial Inc.	81,872	3,405,056
Kimco Realty Corp.	72,276	4,257,779
Liberty Property Trust (2)	63,338	2,806,507
Macerich Co. (The)	30,612	2,052,535
Mack-Cali Realty Corp.	44,774	2,028,262
New Century Financial Corp.	17,652	908,195
New Plan Excel Realty Trust Inc. (2)	75,050	2,039,108
Pan Pacific Retail Properties Inc.	29,550	1,961,529
Plum Creek Timber Co. Inc.	133,914	4,861,078
ProLogis	135,903	5,468,737
Public Storage Inc. (2)	13,162	832,496
Rayonier Inc. (2)	36,552	1,938,353
Realty Income Corp.	57,852	1,448,614
Reckson Associates Realty Corp.	59,368	1,991,796
Regency Centers Corp.	45,928	2,627,082
Shurgard Storage Centers Inc. Class A (2)	33,918	1,558,871
SL Green Realty Corp. (2)	27,659	1,784,005
Thornburg Mortgage Inc. (2)	73,192	2,132,083
Trizec Properties Inc.	67,008	1,378,355
United Dominion Realty Trust Inc.	58,524	1,407,502
Vornado Realty Trust	80,743	6,491,737
Weingarten Realty Investors	57,981	2,274,015

		135,397,617

RETAIL—4.30%
AnnTaylor Stores Corp. (1)	28,051	681,078
AutoNation Inc. (1)	129,400	2,655,288
Barnes & Noble Inc. (1)	27,746	1,076,545
BJ’s Wholesale Club Inc. (1)	50,226	1,631,843
Borders Group Inc.	53,050	1,342,695

CBRL Group Inc.	17,995	699,286
Circuit City Stores Inc.	79,669	1,377,477
Claire’s Stores Inc.	4,886	117,508
Dillard’s Inc. Class A (2)	48,924	1,145,800
Dollar Tree Stores Inc. (1)	24,813	595,512
Family Dollar Stores Inc.	28,181	735,524
Federated Department Stores Inc.	122,045	8,943,458
Foot Locker Inc.	54,955	1,495,875
May Department Stores Co. (The)	214,192	8,601,951
Neiman-Marcus Group Inc. Class A	24,900	2,413,308
Office Depot Inc. (1)	229,940	5,251,830
OfficeMax Inc.	51,396	1,530,059
Outback Steakhouse Inc. (2)	3,419	154,676
Penney (J.C.) Co. Inc. (Holding Co.)	115,903	6,094,180
Rite Aid Corp. (1)	378,803	1,583,397
Saks Inc. (1) (2)	78,584	1,490,738
Tiffany & Co.	63,162	2,069,187
Toys R Us Inc. (1)	159,580	4,225,678
Wendy’s International Inc.	40,811	1,944,644

		57,857,537

SAVINGS & LOANS—1.39%
Astoria Financial Corp.	71,597	2,038,367
Capitol Federal Financial (2)	15,896	548,094
Downey Financial Corp.	15,015	1,099,098
Independence Community Bank Corp.	61,055	2,254,761
New York Community Bancorp Inc. (2)	193,276	3,502,161
Sovereign Bancorp Inc.	265,514	5,931,583
Washington Federal Inc. (2)	63,047	1,482,865
Webster Financial Corp.	39,105	1,825,812

		18,682,741

SEMICONDUCTORS—1.09%
Advanced Micro Devices Inc. (1) (2)	136,485	2,366,650
Freescale Semiconductor Inc. Class B (1)	256,260	5,427,587
International Rectifier Corp. (1)	10,035	478,870
Intersil Corp. Class A	57,862	1,086,070
LSI Logic Corp. (1)	177,578	1,507,637
Micron Technology Inc. (1)	210,941	2,153,708
Novellus Systems Inc.	46,589	1,151,214
Teradyne Inc. (1)	43,276	518,014

		14,689,750

SOFTWARE—1.31%
BEA Systems Inc. (1)	241,314	2,118,737
BMC Software Inc. (1)	91,748	1,646,877
Compuware Corp. (1)	157,641	1,133,439
Fair Isaac Corp.	11,955	436,357
Novell Inc. (1)	275,563	1,708,491
Siebel Systems Inc.	331,231	2,947,956
Sybase Inc. (1)	65,185	1,196,145
Take-Two Interactive Software Inc. (1)	7,051	179,448
Veritas Software Corp. (1)	256,152	6,250,109

		17,617,559

TELECOMMUNICATIONS—3.51%
ADC Telecommunications Inc. (1)	84,227	1,833,622
American Tower Corp. Class A (1)	18,656	392,149
Andrew Corp. (1)	88,040	1,123,390
Avaya Inc. (1)	100,418	835,478
CenturyTel Inc.	95,548	3,308,827
Citizens Communications Co.	247,873	3,331,413
Comverse Technology Inc. (1)	15,940	376,981

Crown Castle International Corp. (1)	56,849	1,155,172
Harris Corp.	16,178	504,915
JDS Uniphase Corp. (1)	500,734	761,116
Lucent Technologies Inc. (1)	3,226,172	9,388,161
MCI Inc.	204,816	5,265,819
NTL Inc. (1)	54,252	3,711,922
PanAmSat Holding Corp.	21,048	431,694
Qwest Communications International Inc. (1)	1,098,077	4,073,866
Scientific-Atlanta Inc.	16,834	560,067
Telephone & Data Systems Inc.	69,658	2,842,743
Telewest Global Inc. (1)	178,386	4,063,633
Tellabs Inc. (1)	326,209	2,838,018
United States Cellular Corp. (1)	7,682	383,639

		47,182,625

TEXTILES—0.18%
Mohawk Industries Inc. (1)	29,108	2,401,410

		2,401,410

TOYS, GAMES & HOBBIES—0.54%
Hasbro Inc. (2)	114,021	2,370,497
Mattel Inc.	266,106	4,869,740

		7,240,237

TRANSPORTATION—1.68%
Alexander & Baldwin Inc.	31,818	1,474,764
CSX Corp.	157,685	6,726,842
Laidlaw International Inc. (1)	72,871	1,756,191
Norfolk Southern Corp.	251,627	7,790,372
Overseas Shipholding Group Inc.	21,557	1,285,875
Ryder System Inc.	29,673	1,086,032
Swift Transportation Co. Inc. (1)	16,860	392,669
Yellow Roadway Corp. (1)	42,098	2,138,578

		22,651,323

WATER—0.14%
Aqua America Inc. (2)	62,354	1,854,408

		1,854,408

TOTAL COMMON STOCKS (Cost: $1,261,106,842)		1,343,669,983

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.73%
COMMERCIAL PAPER (3)—2.35%
Alpine Securitization Corp.
3.29%, 08/08/05	$167,147	166,566
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	1,123,036	1,120,767
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	2,562,914	2,558,090
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	278,578	277,556
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	1,059,960	1,058,172
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	557,155	556,672
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	215,140	215,047

Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	200,609	200,399
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	557,155	556,167
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	697,625	696,537
Charta LLC
3.31%, 08/11/05 (4)	835,733	832,582
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	523,726	523,290
Dexia Delaware LLC
3.04%, 07/01/05	738,788	738,788
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	417,866	415,440
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	921,797	917,944
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	1,477,838	1,475,286
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	111,431	111,039
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	603,444	602,440
General Electric Capital Corp.
2.74%, 07/07/05	278,578	278,450
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	529,298	528,583
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	1,855,327	1,847,484
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	1,685,322	1,682,835
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	278,578	278,578
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	815,330	814,605
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	1,064,167	1,062,879
Nordea North America Inc.
2.74%, 07/11/05	278,578	278,366
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	1,108,739	1,106,639
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	278,800	278,800
Polonius Inc.
3.15%, 07/11/05 (4)	390,009	389,667
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	1,812,253	1,811,068
Santander Central Hispano
2.75%, 07/08/05	696,444	696,072
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	996,689	994,744
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	2,026,374	2,020,919
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	1,814,092	1,812,188
Three Pillars Funding Corp.
3.30%, 07/28/05	81,016	80,815
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	1,086,453	1,086,453
UBS Finance Delaware LLC
3.03%, 07/01/05	835,733	835,733
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	484,725	483,645
Yorktown Capital LLC
3.15%, 07/13/05	323,824	323,484

		31,714,789

FLOATING RATE NOTES (3)—3.98%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	1,036,309	1,036,315
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	1,365,030	1,365,041
American Express Centurion Bank
3.29%, 06/29/06	222,862	222,862
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	1,587,893	1,588,083
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	362,151	362,151
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	362,151	362,101
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	2,863,778	2,863,750
BMW US Capital LLC
3.19%, 07/14/06 (4)	557,155	557,155
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	1,894,328	1,894,151
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	2,083,761	2,083,630
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	139,289	139,289
Credit Suisse First Boston
3.15%, 05/09/06	557,155	557,155
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	1,671,466	1,671,372
DEPFA Bank PLC
3.42%, 03/15/06	557,155	557,155
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	1,348,316	1,348,365
Fairway Finance LLC
3.21%, 10/20/05	222,862	222,859
Fifth Third Bancorp
3.26%, 04/21/06 (4)	1,114,311	1,114,311
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	390,009	390,022
General Electric Capital Corp.
3.28%, 07/07/06	250,720	250,990
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	80,036	80,036
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	640,729	640,729
Hartford Life Global Funding Trust
3.21%, 07/15/06	557,155	557,155
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	1,671,466	1,671,465
HSBC Bank USA N.A.
3.57%, 05/04/06	195,004	195,137
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	2,451,483	2,451,494
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	585,013	585,013
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	2,172,906	2,173,223
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	835,733	835,733

Marshall & Ilsley Bank
3.36%, 02/20/06	557,155	557,583
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	835,733	835,733
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	835,733	835,671
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	2,061,475	2,061,755
Norddeutsche Landesbank
3.11%, 07/27/05	557,155	557,141
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	1,671,466	1,671,466
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	2,145,048	2,145,047
Principal Life Income Funding Trusts
3.21%, 05/10/06	417,866	417,887
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	1,580,928	1,580,483
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	306,435	306,399
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	3,181,357	3,181,449
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	557,155	557,155
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	863,591	863,397
SunTrust Bank
3.17%, 04/28/06	835,733	835,733
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	1,911,043	1,910,925
Toronto-Dominion Bank
3.81%, 06/20/06	696,444	696,510
UniCredito Italiano SpA
3.34%, 06/14/06	724,302	724,057
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	1,436,995	1,436,995
Wells Fargo & Co.
3.19%, 07/14/06 (4)	278,578	278,608
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	1,866,470	1,866,397
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	1,872,042	1,871,977
Winston Funding Ltd.
3.23%, 07/23/05 (4)	397,809	397,809
World Savings Bank
3.13%, 09/09/05	195,004	195,001

		53,561,920

MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	2,228,621	2,228,621
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	188,251	188,251
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	80,708	80,708
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	195,314	195,314

		2,692,894

REPURCHASE AGREEMENTS (3)—1.45%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $9,463,933 and effective yields of 3.40% - 3.44%. (7)	$9,463,031	9,463,031
Goldman Sachs & Co. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $7,243,709 and effective yields of 3.43% - 3.44%. (7)	7,243,019	7,243,019
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $2,786,039 and an effective yield of 3.40%. (7)	2,785,776	2,785,776

		19,491,826

TIME DEPOSITS (3)—0.69%
American Express Centurion Bank
3.08%, 07/01/05	417,866	417,866
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	557,155	557,155
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	780,017	780,017
Credit Suisse First Boston
3.16%, 07/13/05	278,578	278,578
Deutsche Bank AG
3.31%, 07/01/05	22,910	22,910
HBOS Treasury Services PLC
3.39%, 12/14/05	334,293	334,293
Key Bank N.A.
3.34%, 07/01/05	1,671,466	1,671,466
Natexis Banques
2.98%, 08/18/05	557,155	557,155
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	1,002,879	1,002,855
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	445,724	445,721
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	390,009	390,004
US Bank N.A.
3.12%, 07/08/05	557,155	557,155
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	1,671,466	1,671,466
Wells Fargo Bank N.A.
3.04%, 07/01/05	557,155	557,155

		9,243,796

U.S. GOVERNMENT AGENCY NOTES (3)—0.06%
Federal National Mortgage Association
2.33%, 07/22/05	835,733	834,599

		834,599

TOTAL SHORT-TERM INVESTMENTS (Cost: $117,539,824)		117,539,824

TOTAL INVESTMENTS IN SECURITIES — 108.57% (Cost: $1,378,646,666) (8)		1,461,209,807
Other Assets, Less Liabilities — (8.57%)		(115,345,997)

NET ASSETS — 100.00%		$1,345,863,810

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $1,381,779,040. Net unrealized appreciation aggregated $79,430,767, of which $93,251,740 represented gross unrealized appreciation on securities and $13,820,973 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.85%
AEROSPACE & DEFENSE—2.53%
Boeing Co. (The)	111,340	$7,348,445
General Dynamics Corp.	26,941	2,951,117
Raytheon Co. (1)	60,949	2,384,325
United Technologies Corp.	137,720	7,071,922

		19,755,809

AGRICULTURE—2.30%
Altria Group Inc.	278,667	18,018,608

		18,018,608

AIRLINES—0.01%
Delta Air Lines Inc. (1) (2)	18,419	69,255

		69,255

AUTO MANUFACTURERS—0.65%
Ford Motor Co.	247,021	2,529,495
General Motors Corp. (1)	75,956	2,582,504

		5,111,999

BANKS—5.87%
Bank of America Corp.	541,524	24,698,910
U.S. Bancorp	246,964	7,211,349
Wells Fargo & Co.	227,263	13,994,856

		45,905,115

BEVERAGES—3.79%
Anheuser-Busch Companies Inc.	104,459	4,778,999
Coca-Cola Co. (The)	304,596	12,716,883
PepsiCo Inc.	225,543	12,163,534

		29,659,416

BIOTECHNOLOGY—1.40%
Amgen Inc. (2)	166,700	10,078,682
MedImmune Inc. (1) (2)	33,454	893,891

		10,972,573

CHEMICALS—1.47%
Dow Chemical Co. (The)	129,229	5,754,567
Du Pont (E.I.) de Nemours and Co. (1)	134,044	5,765,232

		11,519,799

COMPUTERS—5.62%
Computer Sciences Corp. (2)	24,950	1,090,315
Dell Inc. (2)	326,114	12,884,764
EMC Corp. (2)	323,415	4,434,020
Hewlett-Packard Co. (1)	388,841	9,141,652
International Business Machines Corp.	217,272	16,121,582
Unisys Corp. (2)	45,056	285,205

		43,957,538

COSMETICS & PERSONAL CARE—3.87%
Avon Products Inc.	63,428	2,400,750
Colgate-Palmolive Co.	70,554	3,521,350
Gillette Co. (The)	134,130	6,791,002
Procter & Gamble Co. (1)	333,263	17,579,623

		30,292,725

DIVERSIFIED FINANCIAL SERVICES—10.49%
American Express Co.	157,721	8,395,489
Citigroup Inc.	700,453	32,381,942
Goldman Sachs Group Inc. (The)	59,557	6,076,005
JP Morgan Chase & Co. (1)	473,871	16,737,124
Lehman Brothers Holdings Inc. (1)	37,150	3,688,252
Merrill Lynch & Co. Inc.	127,100	6,991,771
Morgan Stanley	147,621	7,745,674

		82,016,257

ELECTRIC—1.74%
AES Corp. (The) (1) (2)	87,409	1,431,759
American Electric Power Co. Inc.	51,618	1,903,156
Entergy Corp.	28,624	2,162,543
Exelon Corp. (1)	89,911	4,615,132
Southern Co. (The) (1)	100,043	3,468,491

		13,581,081

FOOD—0.65%
Campbell Soup Co. (1)	43,708	1,344,895
Heinz (H.J.) Co. (1)	47,136	1,669,557
Sara Lee Corp.	106,172	2,103,267

		5,117,719

FOREST PRODUCTS & PAPER—0.52%
International Paper Co. (1)	66,011	1,994,192
Weyerhaeuser Co. (1)	32,848	2,090,775

		4,084,967

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	10,789	969,392

		969,392

HEALTH CARE - PRODUCTS—4.80%
Baxter International Inc. (1)	83,418	3,094,808
Johnson & Johnson	400,162	26,010,530
Medtronic Inc.	162,716	8,427,062

		37,532,400

HEALTH CARE - SERVICES—0.41%
HCA Inc. (1)	56,269	3,188,764

		3,188,764

INSURANCE—3.91%
Allstate Corp. (The)	90,087	5,382,698
American International Group Inc.	349,451	20,303,103
CIGNA Corp.	17,664	1,890,578
Hartford Financial Services Group Inc.	39,830	2,978,487

		30,554,866

IRON & STEEL—0.03%
Allegheny Technologies Inc. (1)	11,954	263,705

		263,705

LODGING—0.22%
Harrah’s Entertainment Inc.	24,360	1,755,625

		1,755,625

MACHINERY—0.15%
Rockwell Automation Inc.	23,565	1,147,851

		1,147,851

MANUFACTURING—8.96%
Eastman Kodak Co. (1)	38,475	1,033,054
General Electric Co.	1,427,488	49,462,459
Honeywell International Inc.	114,619	4,198,494
3M Co.	103,688	7,496,642
Tyco International Ltd.	271,607	7,930,924

		70,121,573

MEDIA—4.56%
Clear Channel Communications Inc.	68,875	2,130,304
Comcast Corp. Class A (2)	297,102	9,121,031
Time Warner Inc. (2)	630,246	10,531,411
Viacom Inc. Class B	216,933	6,946,195
Walt Disney Co. (The) (1)	275,053	6,925,835

		35,654,776

MINING—0.39%
Alcoa Inc. (1)	117,303	3,065,127

		3,065,127

OFFICE & BUSINESS EQUIPMENT—0.23%
Xerox Corp. (2)	128,904	1,777,586

		1,777,586

OIL & GAS—6.30%
Exxon Mobil Corp.	857,047	49,254,491

		49,254,491

OIL & GAS SERVICES—1.48%
Baker Hughes Inc.	45,527	2,329,161
Halliburton Co. (1)	67,916	3,247,743
Schlumberger Ltd.	79,265	6,019,384

		11,596,288

PHARMACEUTICALS—5.54%
Bristol-Myers Squibb Co.	262,941	6,568,266
Merck & Co. Inc.	296,705	9,138,514
Pfizer Inc.	1,001,165	27,612,131

		43,318,911

PIPELINES—0.31%
El Paso Corp. (1)	86,509	996,584
Williams Companies Inc.	76,538	1,454,222

		2,450,806

RETAIL—5.37%
Home Depot Inc.	289,130	11,247,157
Limited Brands Inc. (1)	51,294	1,098,718
May Department Stores Co. (The)	40,113	1,610,938
McDonald’s Corp.	170,835	4,740,671
OfficeMax Inc.	9,425	280,582
RadioShack Corp.	21,166	490,416
Toys R Us Inc. (2)	29,513	781,504
Wal-Mart Stores Inc.	450,523	21,715,209

		41,965,195

SEMICONDUCTORS—3.71%
Intel Corp.	831,255	21,662,505
National Semiconductor Corp.	47,315	1,042,350
Texas Instruments Inc.	224,032	6,288,578

		28,993,433

SOFTWARE—5.30%
Microsoft Corp.	1,352,931	33,606,806
Oracle Corp. (2)	595,791	7,864,441

		41,471,247

TELECOMMUNICATIONS—6.21%
AT&T Corp.	107,741	2,051,389
Cisco Systems Inc. (2)	860,677	16,447,538
Lucent Technologies Inc. (1)(2)	596,590	1,736,077
Nextel Communications Inc. Class A (2)	151,486	4,894,513
SBC Communications Inc.	444,359	10,553,526
Verizon Communications Inc. (1)	372,421	12,867,146

		48,550,189

TRANSPORTATION—0.94%
Burlington Northern Santa Fe Corp.	50,827	2,392,935
FedEx Corp.	40,569	3,286,495
Norfolk Southern Corp.	54,178	1,677,351

		7,356,781

TOTAL COMMON STOCKS (Cost: $840,179,509)		781,051,867

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.42%
COMMERCIAL PAPER (3)—1.73%
Alpine Securitization Corp.
3.29%, 08/08/05	$71,366	71,118
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	479,496	478,527
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	1,094,274	1,092,213
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	118,943	118,506
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	452,565	451,802
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	237,886	237,679
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	91,857	91,818
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	85,653	85,563
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	237,886	237,464
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	297,861	297,396
Charta LLC
3.31%, 08/11/05 (4)	356,828	355,483
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	223,612	223,426
Dexia Delaware LLC
3.04%, 07/01/05	315,436	315,436

Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	178,414	177,378
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	393,575	391,930
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	630,984	629,895
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	47,577	47,410
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	257,649	257,220
General Electric Capital Corp.
2.74%, 07/07/05	118,943	118,888
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	225,991	225,686
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	792,159	788,811
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	719,573	718,511
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	118,943	118,943
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	348,117	347,807
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	454,361	453,812
Nordea North America Inc.
2.74%, 07/11/05	118,943	118,852
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	473,392	472,495
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	119,038	119,038
Polonius Inc.
3.15%, 07/11/05 (4)	166,520	166,374
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	773,768	773,262
Santander Central Hispano
2.75%, 07/08/05	297,357	297,198
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	425,551	424,720
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	865,190	862,861
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	774,553	773,740
Three Pillars Funding Corp.
3.30%, 07/28/05	34,591	34,505
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	463,877	463,877
UBS Finance Delaware LLC
3.03%, 07/01/05	356,828	356,828
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	206,960	206,499
Yorktown Capital LLC
3.15%, 07/13/05	138,261	138,116

		13,541,087

FLOATING RATE NOTES (3)—2.92%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	442,467	442,470
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	582,820	582,824
American Express Centurion Bank
3.29%, 06/29/06	95,154	95,154
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	677,974	678,055

Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	154,626	154,626
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	154,626	154,604
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	1,222,732	1,222,719
BMW US Capital LLC
3.19%, 07/14/06 (4)	237,886	237,886
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	808,811	808,735
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	889,692	889,636
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	59,471	59,471
Credit Suisse First Boston
3.15%, 05/09/06	237,886	237,886
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	713,657	713,617
DEPFA Bank PLC
3.42%, 03/15/06	237,886	237,886
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	575,683	575,704
Fairway Finance LLC
3.21%, 10/20/05	95,154	95,153
Fifth Third Bancorp
3.26%, 04/21/06 (4)	475,771	475,771
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	166,520	166,525
General Electric Capital Corp.
3.28%, 07/07/06	107,049	107,164
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	34,173	34,173
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	273,568	273,569
Hartford Life Global Funding Trust
3.21%, 07/15/06	237,886	237,886
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	713,657	713,658
HSBC Bank USA N.A.
3.57%, 05/04/06	83,260	83,317
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	1,046,697	1,046,700
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	249,780	249,780
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	927,754	927,889
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	356,828	356,828
Marshall & Ilsley Bank
3.36%, 02/20/06	237,886	238,068
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	356,828	356,828
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	356,828	356,802
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	880,177	880,297
Norddeutsche Landesbank
3.11%, 07/27/05	237,886	237,880
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	713,657	713,657
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	915,859	915,859

Principal Life Income Funding Trusts
3.21%, 05/10/06	178,414	178,423
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	675,000	674,810
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	130,837	130,822
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	1,358,327	1,358,363
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	237,886	237,886
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	368,723	368,640
SunTrust Bank
3.17%, 04/28/06	356,828	356,828
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	815,947	815,897
Toronto-Dominion Bank
3.81%, 06/20/06	297,357	297,385
UniCredito Italiano SpA
3.34%, 06/14/06	309,251	309,147
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	613,546	613,546
Wells Fargo & Co.
3.19%, 07/14/06 (4)	118,943	118,956
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	796,917	796,885
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	799,296	799,267
Winston Funding Ltd.
3.23%, 07/23/05 (4)	169,850	169,850
World Savings Bank
3.13%, 09/09/05	83,260	83,258

		22,869,040

MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	951,542	951,542
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	110,031	110,031
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	34,459	34,459
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	83,392	83,392

		1,179,424

REPURCHASE AGREEMENTS (3)—1.06%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $4,040,764 and effective yields of 3.40% - 3.44%. (7)	$4,040,380	4,040,380
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,092,807 and effective yields of 3.43% - 3.44%. (7)	3,092,513	3,092,513
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,189,540 and an effective yield of 3.40%. (7)	1,189,428	1,189,428

		8,322,321

TIME DEPOSITS (3)—0.51%
American Express Centurion Bank
3.08%, 07/01/05	178,414	178,414
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	237,886	237,886
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	333,040	333,040
Credit Suisse First Boston
3.16%, 07/13/05	118,943	118,943
Deutsche Bank AG
3.31%, 07/01/05	9,782	9,782
HBOS Treasury Services PLC
3.39%, 12/14/05	142,731	142,731
Key Bank N.A.
3.34%, 07/01/05	713,657	713,657
Natexis Banques
2.98%, 08/18/05	237,886	237,886
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	428,194	428,183
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	190,308	190,307
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	166,520	166,518
US Bank N.A.
3.12%, 07/08/05	237,886	237,886
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	713,657	713,657
Wells Fargo Bank N.A.
3.04%, 07/01/05	237,886	237,886

		3,946,776

U.S. GOVERNMENT AGENCY NOTES (3)—0.05%
Federal National Mortgage Association
2.33%, 07/22/05	356,828	356,344

		356,344

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,214,992)		50,214,992

TOTAL INVESTMENTS IN SECURITIES — 106.27% (Cost: $890,394,501) (8)		831,266,859
Other Assets, Less Liabilities — (6.27%)		(49,048,917)

NET ASSETS — 100.00%		$782,217,942

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $901,174,182. Net unrealized depreciation aggregated $69,907,323, of which $69,907,323 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.88%
ADVERTISING—0.19%
ADVO Inc.	276	$8,791
Catalina Marketing Corp. (1)	481	12,222
Harte-Hanks Inc.	594	17,660
Interpublic Group of Companies Inc. (1) (2)	3,654	44,506
Omnicom Group Inc.	1,636	130,651

		213,830

AEROSPACE & DEFENSE—1.86%
AAR Corp. (1) (2)	290	4,556
Alliant Techsystems Inc. (1) (2)	357	25,204
Armor Holdings Inc. (1) (2)	315	12,477
Boeing Co. (The)	7,369	486,354
Curtiss-Wright Corp.	195	10,520
DRS Technologies Inc.	250	12,820
EDO Corp.	183	5,474
Engineered Support Systems Inc.	378	13,544
Esterline Technologies Corp. (2)	227	9,098
GenCorp Inc. (1) (2)	509	9,803
General Dynamics Corp.	1,761	192,900
Goodrich (B.F.) Co.	1,033	42,312
Kaman Corp. Class A	227	4,095
L-3 Communications Holdings Inc.	1,019	78,035
Lockheed Martin Corp. (1)	3,572	231,716
Moog Inc. Class A (2)	351	11,053
Northrop Grumman Corp.	3,167	174,977
Raytheon Co.	3,983	155,815
Rockwell Collins Inc.	1,555	74,142
Sequa Corp. Class A (2)	99	6,551
Teledyne Technologies Inc. (2)	296	9,644
Titan Corp. (The) (2)	780	17,737
Triumph Group Inc. (2)	143	4,971
United Technologies Corp.	9,092	466,874

		2,060,672

AGRICULTURE—1.36%
Alliance One International Inc.	918	5,517
Altria Group Inc.	18,345	1,186,188
Delta & Pine Land Co.	356	8,921
Monsanto Co.	2,351	147,807
Reynolds American Inc.	1,014	79,903
Universal Corp. (1)	232	10,157
UST Inc. (1)	1,445	65,979

		1,504,472

AIRLINES—0.13%
AirTran Holdings Inc. (1) (2)	781	7,209
Alaska Air Group Inc. (2)	248	7,378
Delta Air Lines Inc. (1) (2)	1,240	4,662
Frontier Airlines Inc. (2)	314	3,244
JetBlue Airways Corp. (1) (2)	965	19,725
Mesa Air Group Inc. (1) (2)	319	2,140
SkyWest Inc.	524	9,526
Southwest Airlines Co.	6,445	89,779

		143,663

APPAREL—0.48%
Ashworth Inc. (2)	151	1,361
Coach Inc. (2)	3,343	112,225
Gymboree Corp. (2)	296	4,043
Haggar Corp.	69	1,404
Jones Apparel Group Inc.	1,051	32,623
Kellwood Co.	252	6,779
K-Swiss Inc. Class A	314	10,155
Liz Claiborne Inc. (1)	930	36,977
Nike Inc. Class B	2,018	174,759
OshKosh B’Gosh Inc. Class A	100	2,599
Oxford Industries Inc. (1)	151	6,501
Phillips-Van Heusen Corp.	288	9,415
Quiksilver Inc. (2)	1,048	16,747
Reebok International Ltd. (1)	476	19,911
Russell Corp. (1)	294	6,012
Stride Rite Corp.	319	4,399
Timberland Co. Class A (2)	519	20,096
VF Corp.	865	49,495
Wolverine World Wide Inc.	542	13,013

		528,514

AUTO MANUFACTURERS—0.44%
Ford Motor Co.	16,091	164,772
General Motors Corp. (1)	4,957	168,538
Navistar International Corp. (2)	552	17,664
Oshkosh Truck Corp.	337	26,380
PACCAR Inc.	1,518	103,224
Wabash National Corp.	274	6,639

		487,217

AUTO PARTS & EQUIPMENT—0.25%
ArvinMeritor Inc.	635	11,297
Bandag Inc.	182	8,381
BorgWarner Inc.	530	28,445
Cooper Tire & Rubber Co. (1)	693	12,869
Dana Corp. (1)	1,413	21,209
Delphi Corp.	5,286	24,580
Goodyear Tire & Rubber Co. (The) (1) (2)	1,659	24,719
Johnson Controls Inc.	1,675	94,353
Lear Corp. (1)	629	22,883
Modine Manufacturing Co.	316	10,289
Standard Motor Products Inc.	204	2,693
Superior Industries International Inc. (1)	225	5,332
Visteon Corp.	1,192	7,188

		274,238

BANKS—6.18%
Amegy Bancorporation Inc.	649	14,525
AmSouth Bancorp	3,102	80,652
Associated Bancorp (1)	1,112	37,430
Bank of America Corp.	35,750	1,630,557
Bank of Hawaii Corp.	500	25,375
Bank of New York Co. Inc. (The)	6,846	197,028
BB&T Corp.	4,825	192,855
Boston Private Financial Holdings Inc.	269	6,779
Central Pacific Financial Corp.	269	9,576
Chittenden Corp.	424	11,533
City National Corp.	383	27,465
Colonial BancGroup Inc. (The)	1,413	31,171
Comerica Inc.	1,488	86,006
Commerce Bancorp Inc. (1)	1,368	41,464
Community Bank System Inc. (1)	275	6,707
Compass Bancshares Inc. (1)	1,070	48,150
Cullen/Frost Bankers Inc.	413	19,679
East West Bancorp Inc.	498	16,728
Fifth Third Bancorp	4,575	188,536
First BanCorp (Puerto Rico)	380	15,257
First Horizon National Corp.	1,066	44,985
First Midwest Bancorp Inc.	426	14,982
First Republic Bank	230	8,126
FirstMerit Corp.	796	20,784
Fremont General Corp.	584	14,209
Gold Bancorp Inc.	360	5,238
Greater Bay Bancorp (1)	486	12,816
Hibernia Corp. Class A	1,342	44,528
Hudson United Bancorp	424	15,306
Huntington Bancshares Inc. (1)	2,009	48,497
Investors Financial Services Corp. (1)	628	23,751
Irwin Financial Corp. (1)	254	5,636
KeyCorp	3,563	118,113
M&T Bank Corp. (1)	860	90,438
Marshall & Ilsley Corp. (1)	1,833	81,477
Mellon Financial Corp.	3,713	106,526
Mercantile Bankshares Corp.	677	34,886
Nara Bancorp Inc.	208	3,053
National City Corp.	5,225	178,277
North Fork Bancorp Inc.	4,158	116,798
Northern Trust Corp.	1,778	81,059
PNC Financial Services Group	2,478	134,952
PrivateBancorp Inc. (1)	185	6,545
Provident Bankshares Corp.	310	9,892
Regions Financial Corp. (1)	4,075	138,061
Republic Bancorp Inc. (1)	648	9,707
South Financial Group Inc. (The)	673	19,127
State Street Corp.	2,981	143,833
Sterling Bancshares Inc.	403	6,271
SunTrust Banks Inc.	3,020	218,165
Susquehanna Bancshares Inc. (1)	425	10,451
SVB Financial Group (1) (2)	334	15,999
Synovus Financial Corp.	2,710	77,696
TCF Financial Corp. (1)	1,088	28,157
Texas Regional Bancshares Inc. Class A	318	9,693
TrustCo Bank Corp. NY (1)	676	8,829
U.S. Bancorp	16,343	477,216
UCBH Holdings Inc.	857	13,918
Umpqua Holdings Corp.	405	9,534
United Bancshares Inc.	400	14,244
Wachovia Corp.	14,034	696,086
Wells Fargo & Co.	15,013	924,501
Westamerica Bancorp	297	15,685
Whitney Holding Corp.	581	18,958
Wilmington Trust Corp.	633	22,794
Wintrust Financial Corp.	204	10,679
Zions Bancorporation	779	57,280

		6,855,231

BEVERAGES—2.02%
Anheuser-Busch Companies Inc.	6,907	315,995
Brown-Forman Corp. Class B (1)	778	47,038
Coca-Cola Co. (The)	20,077	838,215
Coca-Cola Enterprises Inc.	3,068	67,527
Constellation Brands Inc. (2)	1,779	52,480
Molson Coors Brewing Co. Class B	715	44,330
Peet’s Coffee & Tea Inc. (2)	143	4,725
Pepsi Bottling Group Inc. (1)	1,715	49,066

PepsiAmericas Inc. (1)	888	22,786
PepsiCo Inc.	14,872	802,047

		2,244,209

BIOTECHNOLOGY—1.08%
Amgen Inc. (2)	11,022	666,390
ArQule Inc. (2)	296	1,918
Biogen Idec Inc. (2)	2,980	102,661
Cambrex Corp.	232	4,420
Charles River Laboratories International Inc. (2)	610	29,432
Chiron Corp. (1) (2)	1,278	44,589
CryoLife Inc. (2)	204	1,583
Enzo Biochem Inc. (1) (2)	315	5,648
Genzyme Corp. (2)	2,195	131,898
Integra LifeSciences Holdings Corp. (1) (2)	273	7,972
Invitrogen Corp. (2)	479	39,896
Martek Biosciences Corp. (1) (2)	291	11,043
MedImmune Inc. (1) (2)	2,159	57,688
Millennium Pharmaceuticals Inc. (1) (2)	2,881	26,707
Millipore Corp. (2)	464	26,323
Protein Design Labs Inc. (1) (2)	882	17,825
Regeneron Pharmaceuticals Inc. (2)	499	4,187
Savient Pharmaceuticals Inc. (1) (2)	628	2,769
Vertex Pharmaceuticals Inc. (2)	735	12,377

		1,195,326

BUILDING MATERIALS—0.33%
American Standard Companies Inc.	1,572	65,898
Apogee Enterprises Inc.	273	4,196
ElkCorp	183	5,225
Florida Rock Industries Inc. (1)	314	23,032
Lennox International Inc. (1)	552	11,686
Martin Marietta Materials Inc. (1)	399	27,579
Masco Corp.	3,929	124,785
Simpson Manufacturing Co. Inc.	340	10,387
Texas Industries Inc.	204	11,471
Universal Forest Products Inc.	164	6,798
Vulcan Materials Co. (1)	896	58,231
York International Corp.	382	14,516

		363,804

CHEMICALS—1.64%
Air Products & Chemicals Inc.	1,996	120,359
Airgas Inc.	581	14,333
Albemarle Corp.	444	16,193
Arch Chemicals Inc.	227	5,666
Ashland Inc.	570	40,966
Cabot Corp. (1)	585	19,305
Cabot Microelectronics Corp. (1) (2)	228	6,610
Crompton Corp.	1,053	14,900
Cytec Industries Inc.	415	16,517
Dow Chemical Co. (The)	8,492	378,149
Du Pont (E.I.) de Nemours and Co. (1)	8,848	380,552
Eastman Chemical Co.	672	37,061
Ecolab Inc.	1,925	62,293
Engelhard Corp. (1)	1,139	32,518
Ferro Corp.	381	7,567
FMC Corp. (2)	339	19,031
Fuller (H.B.) Co.	266	9,060
Georgia Gulf Corp.	313	9,719
Great Lakes Chemical Corp.	468	14,728
Hercules Inc. (2)	1,032	14,603
International Flavors & Fragrances Inc. (1)	757	27,419
Lubrizol Corp.	625	26,256
Lyondell Chemical Co. (1)	1,889	49,907
MacDermid Inc.	275	8,569
Minerals Technologies Inc. (1)	194	11,950
Olin Corp.	670	12,221
OM Group Inc. (2)	266	6,568
OMNOVA Solutions Inc. (2)	337	1,570
Penford Corp.	99	1,584
PolyOne Corp. (2)	835	5,528
PPG Industries Inc.	1,515	95,081
Praxair Inc.	2,833	132,018
Quaker Chemical Corp.	99	1,728
Rohm & Haas Co.	1,699	78,732
RPM International Inc. (1)	1,098	20,049
Schulman (A.) Inc.	274	4,902
Sensient Technologies Corp. (1)	426	8,780
Sherwin-Williams Co. (The)	1,095	51,564
Sigma-Aldrich Corp.	591	33,120
Valspar Corp. (The) (1)	486	23,469
Wellman Inc.	319	3,251

		1,824,396

COAL—0.10%
Arch Coal Inc.	588	32,028
Massey Energy Co. (1)	717	27,045
Peabody Energy Corp.	1,014	52,769

		111,842

COMMERCIAL SERVICES—1.30%
Aaron Rents Inc.	457	11,375
ABM Industries Inc.	444	8,658
ADESA Inc.	846	18,417
Administaff Inc. (1)	225	5,346
Alliance Data Systems Corp. (2)	562	22,795
Apollo Group Inc. Class A (1) (2)	1,450	113,419

Arbitron Inc.	289	12,398
Banta Corp.	229	10,387
Block (H & R) Inc.	1,443	84,199
Bowne & Co. Inc. (1)	355	5,133
Career Education Corp. (2)	879	32,180
CDI Corp. (1)	173	3,792
Cendant Corp.	9,409	210,479
Central Parking Corp.	332	4,565
Chemed Corp.	227	9,280
ChoicePoint Inc. (2)	836	33,482
Coinstar Inc. (1) (2)	227	5,151
Consolidated Graphics Inc. (2)	122	4,974
Convergys Corp. (2)	1,344	19,112
Corinthian Colleges Inc. (1) (2)	836	10,676
CPI Corp.	69	1,245
Cross Country Healthcare Inc. (2)	291	4,947
Deluxe Corp. (1)	477	19,366
DeVry Inc. (1) (2)	649	12,915
Donnelley (R.R.) & Sons Co.	1,871	64,568
Education Management Corp. (2)	568	19,159
Equifax Inc.	1,159	41,388
Gartner Inc. Class A (1) (2)	650	6,903
Healthcare Services Group Inc. (1)	195	3,916
Heidrick & Struggles International Inc. (2)	173	4,512
Hooper Holmes Inc.	566	2,349
iPayment Holdings Inc. (2)	64	2,337
ITT Educational Services Inc. (1) (2)	435	23,238
Kelly Services Inc. Class A	209	5,986
Korn/Ferry International (1) (2)	356	6,319
Labor Ready Inc. (2)	379	8,834
Laureate Education Inc. (2)	455	21,776
Manpower Inc.	774	30,790
MAXIMUS Inc.	195	6,882
McKesson Corp.	2,583	115,693
Midas Inc. (1) (2)	151	3,473
MoneyGram International Inc. (1)	825	15,774
Moody’s Corp.	2,398	107,814
MPS Group Inc. (2)	943	8,883
NCO Group Inc. (1) (2)	293	6,338
On Assignment Inc. (2)	273	1,360
PAREXEL International Corp. (1) (2)	231	4,585
Paychex Inc.	3,112	101,264
Pharmaceutical Product Development Inc. (2)	444	20,806
Pre-Paid Legal Services Inc. (1)	141	6,296
PRG-Schultz International Inc. (2)	540	1,523
Quanta Services Inc. (2)	1,067	9,390
Rent-A-Center Inc. (2)	585	13,625
Rewards Network Inc. (2)	250	1,350
Robert Half International Inc.	1,386	34,608
Rollins Inc.	380	7,615
SFBC International Inc. (1) (2)	131	5,061
Sotheby’s Holdings Inc. Class A (1) (2)	357	4,891
SOURCECORP Inc. (2)	132	2,616
Spherion Corp. (2)	543	3,584
StarTek Inc.	129	2,118
United Rentals Inc. (1) (2)	716	14,470
Valassis Communications Inc. (1) (2)	487	18,043
Vertrue Inc. (2)	99	3,857
Viad Corp.	204	5,781
Volt Information Sciences Inc. (2)	151	3,583
Watson Wyatt & Co. Holdings	295	7,561

		1,445,210

COMPUTERS—3.82%
Affiliated Computer Services Inc. Class A (2)	1,098	56,108
Agilysys Inc.	291	4,569
Anteon International Corp. (2)	275	12,545
Apple Computer Inc. (2)	7,280	267,977
BISYS Group Inc. (The) (1) (2)	1,111	16,598
Brooktrout Inc. (2)	128	1,428
CACI International Inc. Class A (2)	272	17,180
Cadence Design Systems Inc. (2)	2,325	31,759
Carreker Corp. (2)	250	1,370
Catapult Communications Corp. (2)	128	2,184
Ceridian Corp. (2)	1,403	27,330
CIBER Inc. (1) (2)	563	4,493
Cognizant Technology Solutions Corp. (1) (2)	1,154	54,388
Computer Sciences Corp. (2)	1,664	72,717
Dell Inc. (2)	21,547	851,322
Diebold Inc. (1)	613	27,652
DST Systems Inc. (2)	649	30,373
Electronic Data Systems Corp.	4,530	87,202
EMC Corp. (2)	21,384	293,175
FactSet Research Systems Inc. (1)	313	11,218
Gateway Inc. (2)	2,393	7,897
Henry (Jack) & Associates Inc.	667	12,213
Hewlett-Packard Co.	25,664	603,361
Hutchinson Technology Inc. (1) (2)	237	9,127
Imation Corp.	313	12,141
International Business Machines Corp.	14,351	1,064,844
Kronos Inc. (1) (2)	291	11,753
Lexmark International Inc. (2)	1,109	71,896
Manhattan Associates Inc. (1) (2)	272	5,225
McDATA Corp. Class A (2)	1,067	4,268
Mentor Graphics Corp. (2)	720	7,380
Mercury Computer Systems Inc. (2)	188	5,146
MICROS Systems Inc. (2)	351	15,707
MTS Systems Corp.	194	6,515

National Instruments Corp. (1)	551	11,681
NCR Corp. (2)	1,619	56,859
Network Appliance Inc. (2)	3,197	90,379
NYFIX Inc. (1) (2)	319	1,885
Phoenix Technologies Ltd. (2)	250	1,945
Radiant Systems Inc. (2)	209	2,383
RadiSys Corp. (1) (2)	166	2,681
Reynolds & Reynolds Co. (The) Class A (1)	480	12,974
SanDisk Corp. (2)	1,599	37,944
Storage Technology Corp. (2)	990	35,927
Sun Microsystems Inc. (2)	29,612	110,453
SunGard Data Systems Inc. (2)	2,521	88,664
Synaptics Inc. (2)	231	4,934
Synopsys Inc. (1) (2)	1,224	20,404
TALX Corp.	174	5,030
Unisys Corp. (2)	3,170	20,066
Western Digital Corp. (2)	1,889	25,350

		4,238,620

COSMETICS & PERSONAL CARE—2.07%
Alberto-Culver Co.	730	31,631
Avon Products Inc.	4,142	156,775
Colgate-Palmolive Co.	4,683	233,729
Gillette Co. (The)	8,819	446,506
Kimberly-Clark Corp.	4,281	267,948
Procter & Gamble Co.	22,009	1,160,975

		2,297,564

DISTRIBUTION & WHOLESALE—0.25%
Bell Microproducts Inc. (1) (2)	273	2,566
Building Materials Holdings Corp.	122	8,453
CDW Corp. (1)	634	36,195
Fastenal Co. (1)	587	35,960
Genuine Parts Co. (1)	1,518	62,375
Grainger (W.W.) Inc.	719	39,394
Hughes Supply Inc.	610	17,141
Owens & Minor Inc.	360	11,646
ScanSource Inc. (2)	111	4,766
SCP Pool Corp. (1)	498	17,475
Tech Data Corp. (2)	546	19,989
United Stationers Inc. (2)	311	15,270
Watsco Inc.	247	10,522

		281,752

DIVERSIFIED FINANCIAL SERVICES—7.31%
American Express Co.	10,410	554,124
AmeriCredit Corp. (2)	1,301	33,175
Bear Stearns Companies Inc. (The)	990	102,901
Capital One Financial Corp.	2,202	176,182
CIT Group Inc. (1)	1,841	79,108
Citigroup Inc. (1)	46,232	2,137,305
Countrywide Financial Corp.	5,173	199,730
E*TRADE Financial Corp. (2)	3,193	44,670
Eaton Vance Corp. (1)	1,262	30,174
Edwards (A.G.) Inc.	650	29,347
Federal Home Loan Mortgage Corp.	6,110	398,555
Federal National Mortgage Association	8,590	501,656
Federated Investors Inc. Class B	803	24,098
Financial Federal Corp. (1)	161	6,221
Franklin Resources Inc.	1,737	133,714
Goldman Sachs Group Inc. (The)	3,944	402,367
IndyMac Bancorp Inc.	581	23,664
Investment Technology Group Inc. (2)	380	7,988
Janus Capital Group Inc. (1)	2,148	32,306
Jefferies Group Inc. (1)	425	16,103
JP Morgan Chase & Co.	31,299	1,105,481
LaBranche & Co. Inc. (1) (2)	539	3,396
Legg Mason Inc.	947	98,592
Lehman Brothers Holdings Inc.	2,459	244,130
MBNA Corp.	11,254	294,405
Merrill Lynch & Co. Inc.	8,343	458,948
Morgan Stanley	9,768	512,527
Piper Jaffray Companies Inc. (2)	184	5,599
Providian Financial Corp. (1) (2)	2,536	44,710
Raymond James Financial Inc.	552	15,594
Schwab (Charles) Corp. (The)	10,052	113,387
SLM Corp.	3,780	192,024
SWS Group Inc.	151	2,594
T. Rowe Price Group Inc.	1,075	67,295
Waddell & Reed Financial Inc. Class A	762	14,097
World Acceptance Corp. (2)	166	4,988

		8,111,155

ELECTRIC—3.33%
AES Corp. (The) (2)	5,672	92,907
Allegheny Energy Inc. (1) (2)	1,408	35,510
ALLETE Inc.	271	13,523
Alliant Energy Corp.	1,088	30,627
Ameren Corp.	1,753	96,941
American Electric Power Co. Inc.	3,359	123,846
Aquila Inc. (1) (2)	2,208	7,971
Avista Corp.	443	8,235
Black Hills Corp. (1)	295	10,871
Calpine Corp. (1) (2)	4,935	16,779
CenterPoint Energy Inc.	2,473	32,668
Central Vermont Public Service Corp.	106	1,961
CH Energy Group Inc.	143	6,954
Cinergy Corp.	1,696	76,015

Cleco Corp.	445	9,599
CMS Energy Corp. (1) (2)	1,846	27,801
Consolidated Edison Inc. (1)	2,120	99,301
Constellation Energy Group Inc.	1,547	89,246
Dominion Resources Inc. (1)	2,999	220,097
DPL Inc. (1)	1,194	32,775
DTE Energy Co. (1)	1,514	70,810
Duke Energy Corp.	8,301	246,789
Duquesne Light Holdings Inc. (1)	708	13,225
Edison International	2,852	115,649
El Paso Electric Co. (2)	434	8,875
Energy East Corp. (1)	1,259	36,486
Entergy Corp.	1,869	141,203
Exelon Corp.	5,915	303,617
FirstEnergy Corp.	2,893	139,182
FPL Group Inc.	3,429	144,224
Great Plains Energy Inc.	699	22,291
Green Mountain Power Corp.	46	1,373
Hawaiian Electric Industries Inc. (1)	749	20,081
IDACORP Inc.	382	11,701
MDU Resources Group Inc.	1,111	31,297
NiSource Inc. (1)	2,352	58,165
Northeast Utilities	1,216	25,366
NSTAR	1,002	30,892
OGE Energy Corp.	839	24,281
Pepco Holdings Inc.	1,614	38,639
PG&E Corp.	3,209	120,466
Pinnacle West Capital Corp.	881	39,160
PNM Resources Inc.	562	16,191
PPL Corp.	1,655	98,274
Progress Energy Inc.	2,161	97,764
Public Service Enterprise Group Inc.	2,085	126,810
Puget Energy Inc.	924	21,603
SCANA Corp.	969	41,386
Sierra Pacific Resources Corp. (1) (2)	1,076	13,396
Southern Co. (The)	6,613	229,273
TECO Energy Inc. (1)	1,887	35,683
TXU Corp.	2,114	175,652
UIL Holdings Corp. (1)	131	7,049
UniSource Energy Corp.	314	9,655
Westar Energy Inc.	794	19,080
Wisconsin Energy Corp.	1,006	39,234
WPS Resources Corp. (1)	341	19,181
Xcel Energy Inc.	3,485	68,027

		3,695,657

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
Advanced Energy Industries Inc. (2)	275	2,161
American Power Conversion Corp.	1,550	36,564
AMETEK Inc.	649	27,161
Artesyn Technologies Inc. (2)	341	2,967
Belden CDT Inc. (1)	426	9,031
C&D Technologies Inc.	227	2,086
Emerson Electric Co.	3,736	233,986
Energizer Holdings Inc. (2)	608	37,799
Hubbell Inc. Class B	581	25,622
Intermagnetics General Corp. (2)	230	7,075
Littelfuse Inc. (1) (2)	205	5,709
Magnetek Inc. (2)	296	761
Molex Inc.	1,446	37,654
Vicor Corp.	377	5,127
Wilson Greatbatch Technologies Inc. (1) (2)	188	4,493

		438,196

ELECTRONICS—0.79%
Agilent Technologies Inc. (2)	3,777	86,947
Amphenol Corp. Class A	836	33,582
Analogic Corp.	122	6,139
Applera Corp. - Applied Biosystems Group	1,825	35,898
Arrow Electronics Inc. (2)	1,094	29,713
Avnet Inc. (2)	1,139	25,662
Bei Technologies Inc.	130	3,468
Bel Fuse Inc. Class B	99	3,025
Benchmark Electronics Inc. (1) (2)	380	11,560
Brady Corp. Class A	445	13,795
Checkpoint Systems Inc. (2)	355	6,283
Coherent Inc. (2)	275	9,903
CTS Corp.	317	3,896
Cubic Corp. (1)	246	4,364
Cymer Inc. (2)	338	8,906
Daktronics Inc.	166	3,322
Dionex Corp. (2)	193	8,417
Electro Scientific Industries Inc. (2)	253	4,524
FEI Co. (1) (2)	297	6,775
Fisher Scientific International Inc. (1) (2)	1,023	66,393
FLIR Systems Inc. (1) (2)	645	19,247
Gentex Corp. (1)	1,470	26,754
Itron Inc. (1) (2)	204	9,115
Jabil Circuit Inc. (2)	1,589	48,830
Keithley Instruments Inc.	151	2,327
KEMET Corp. (2)	782	4,927
Meade Instruments Corp. (2)	204	569
Methode Electronics Inc.	316	3,751
Park Electrochemical Corp.	174	4,385
Parker Hannifin Corp.	1,048	64,986
Paxar Corp. (2)	360	6,390
PerkinElmer Inc.	1,213	22,926
Photon Dynamics Inc. (1) (2)	149	3,071

Planar Systems Inc. (1) (2)	151	1,110
Plexus Corp. (2)	383	5,450
Rogers Corp. (1) (2)	152	6,164
Sanmina-SCI Corp. (2)	4,853	26,546
SBS Technologies Inc. (2)	151	1,401
Solectron Corp. (2)	8,358	31,677
Sonic Solutions Inc. (2)	208	3,869
Symbol Technologies Inc.	2,269	22,395
Technitrol Inc.	362	5,115
Tektronix Inc.	837	19,477
Thermo Electron Corp. (2)	1,379	37,054
Thomas & Betts Corp. (2)	545	15,391
Trimble Navigation Ltd. (2)	479	18,667
Varian Inc. (1) (2)	317	11,979
Vishay Intertechnology Inc. (1) (2)	1,536	18,232
Waters Corp. (2)	1,048	38,954
Watts Water Technologies Inc. Class A	295	9,880
Woodward Governor Co.	106	8,907
X-Rite Inc.	183	2,106

		874,224

ENERGY - ALTERNATE SOURCES—0.01%
Headwaters Inc. (1) (2)	394	13,546

		13,546

ENGINEERING & CONSTRUCTION—0.12%
Dycom Industries Inc. (2)	446	8,835
EMCOR Group Inc. (1) (2)	140	6,846
Fluor Corp. (1)	791	45,554
Granite Construction Inc.	381	10,706
Insituform Technologies Inc. Class A (1) (2)	246	3,943
Jacobs Engineering Group Inc. (1) (2)	531	29,874
Shaw Group Inc. (The) (1) (2)	605	13,014
URS Corp. (2)	401	14,977

		133,749

ENTERTAINMENT—0.16%
Argosy Gaming Co. (2)	272	12,678
GTECH Holdings Corp.	1,074	31,404
International Game Technology Inc.	3,009	84,703
International Speedway Corp. Class A	374	21,041
Macrovision Corp. (2)	458	10,323
Pinnacle Entertainment Inc. (2)	342	6,690
Shuffle Master Inc. (1) (2)	329	9,222

		176,061

ENVIRONMENTAL CONTROL—0.23%
Aleris International Inc. (2)	253	5,705
Allied Waste Industries Inc. (1) (2)	2,261	17,930
Republic Services Inc.	1,215	43,752
Stericycle Inc. (1) (2)	420	21,134
Tetra Tech Inc. (2)	510	6,900
Waste Connections Inc. (2)	456	17,004
Waste Management Inc.	4,993	141,502

		253,927

FOOD—1.81%
Albertson’s Inc. (1)	3,206	66,300
American Italian Pasta Co. Class A (1)	174	3,657
Archer-Daniels-Midland Co.	5,465	116,842
Campbell Soup Co.	2,840	87,387
ConAgra Foods Inc.	4,518	104,637
Corn Products International Inc.	674	16,014
Dean Foods Co. (2)	1,285	45,283
Flowers Foods Inc.	404	14,285
General Mills Inc.	3,229	151,085
Great Atlantic & Pacific Tea Co. (1) (2)	337	9,793
Hain Celestial Group Inc. (1) (2)	355	6,922
Heinz (H.J.) Co.	3,066	108,598
Hershey Co. (The)	1,915	118,921
Hormel Foods Corp.	898	26,338
J&J Snack Foods Corp.	83	4,345
Kellogg Co.	3,082	136,964
Kroger Co. (2)	6,407	121,925
Lance Inc.	269	4,629
McCormick & Co. Inc. NVS	1,173	38,334
Nash Finch Co.	110	4,041
Performance Food Group Co. (2)	426	12,869
Ralcorp Holdings Inc.	271	11,152
Ruddick Corp.	425	10,850
Safeway Inc.	3,902	88,146
Sanderson Farms Inc. (1)	184	8,361
Sara Lee Corp.	6,931	137,303
Smithfield Foods Inc. (2)	856	23,343
Smucker (J.M.) Co. (The) (1)	547	25,676
SUPERVALU Inc.	1,161	37,860
Sysco Corp.	5,676	205,414
Tootsie Roll Industries Inc. (1)	340	9,945
TreeHouse Foods Inc. (2)	257	7,327
Tyson Foods Inc. Class A	2,625	46,725
United Natural Foods Inc. (1) (2)	362	10,994
Whole Foods Market Inc. (1)	586	69,324
Wrigley (William Jr.) Co.	1,716	118,129

		2,009,718

FOREST PRODUCTS & PAPER—0.48%
Bowater Inc. (1)	524	16,962
Buckeye Technologies Inc. (2)	334	2,662

Caraustar Industries Inc. (2)	252	2,646
Deltic Timber Corp.	109	4,145
Georgia-Pacific Corp.	2,268	72,122
Glatfelter Co.	399	4,948
International Paper Co.	4,307	130,114
Longview Fibre Co.	466	9,576
Louisiana-Pacific Corp.	1,035	25,440
MeadWestvaco Corp.	1,725	48,369
Neenah Paper Inc.	141	4,367
Pope & Talbot Inc.	151	1,676
Potlatch Corp.	273	14,286
Rock-Tenn Co. Class A	317	4,010
Schweitzer-Mauduit International Inc.	131	4,078
Temple-Inland Inc.	1,134	42,128
Wausau Paper Corp.	468	5,607
Weyerhaeuser Co.	2,135	135,893

		529,029

GAS—0.38%
AGL Resources Inc.	695	26,862
Atmos Energy Corp.	708	20,390
Cascade Natural Gas Corp.	90	1,845
Energen Corp.	676	23,694
KeySpan Corp.	1,557	63,370
Laclede Group Inc. (The)	204	6,479
New Jersey Resources Corp.	253	12,207
Nicor Inc.	404	16,633
Northwest Natural Gas Co.	250	9,560
ONEOK Inc.	966	31,540
Peoples Energy Corp.	342	14,863
Piedmont Natural Gas Co. (1)	728	17,487
Sempra Energy	2,079	85,883
Southern Union Co. (2)	818	20,082
Southwest Gas Corp.	333	8,495
UGI Corp.	962	26,840
Vectren Corp.	718	20,628
WGL Holdings Inc. (1)	446	15,003

		421,861

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co. (1)	297	7,223
Black & Decker Corp.	695	62,446
Kennametal Inc.	355	16,277
Milacron Inc. (2)	355	671
Regal-Beloit Corp. (1)	297	8,661
Snap-On Inc.	542	18,591
Stanley Works (The) (1)	645	29,373

		143,242

HEALTH CARE - PRODUCTS—3.83%
Advanced Medical Optics Inc. (1) (2)	589	23,413
Advanced Neuromodulation Systems Inc. (1) (2)	174	6,904
American Medical Systems Holdings Inc. (2)	626	12,927
ArthroCare Corp. (1) (2)	227	7,931
Bard (C.R.) Inc.	908	60,391
Bausch & Lomb Inc.	502	41,666
Baxter International Inc.	5,519	204,755
Beckman Coulter Inc.	569	36,171
Becton, Dickinson & Co.	2,221	116,536
BioLase Technology Inc. (1)	250	1,580
Biomet Inc.	2,206	76,416
Biosite Inc. (2)	151	8,303
Boston Scientific Corp. (2)	6,682	180,414
CONMED Corp. (2)	272	8,369
Cooper Companies Inc.	362	22,031
Cyberonics Inc. (2)	210	9,112
Cytyc Corp. (2)	1,053	23,229
Datascope Corp.	131	4,369
DENTSPLY International Inc. (1)	651	35,154
Diagnostic Products Corp.	271	12,826
DJ Orthopedics Inc. (2)	188	5,157
Edwards Lifesciences Corp. (1) (2)	563	24,220
Gen-Probe Inc. (2)	464	16,811
Guidant Corp.	2,877	193,622
Haemonetics Corp. (2)	231	9,388
Henry Schein Inc. (2)	815	33,839
Hillenbrand Industries Inc.	502	25,376
Hologic Inc. (1) (2)	204	8,109
ICU Medical Inc. (2)	120	3,860
IDEXX Laboratories Inc. (2)	317	19,759
Immucor Inc. (2)	413	11,956
INAMED Corp. (2)	337	22,569
Invacare Corp.	291	12,909
Johnson & Johnson	26,370	1,714,050
Kensey Nash Corp. (1) (2)	100	3,024
LCA-Vision Inc.	183	8,868
Medtronic Inc.	10,731	555,758
Mentor Corp.	278	11,531
Merit Medical Systems Inc. (2)	231	3,560
Osteotech Inc. (2)	174	640
Patterson Companies Inc. (1) (2)	1,195	53,871
PolyMedica Corp.	251	8,951
Possis Medical Inc. (2)	174	1,763
ResMed Inc. (1) (2)	314	20,721
Respironics Inc. (2)	670	24,194
St. Jude Medical Inc. (2)	3,166	138,069
Steris Corp. (1)	634	16,338
Stryker Corp. (1)	3,293	156,615

SurModics Inc. (2)	161	6,983
Sybron Dental Specialties Inc. (2)	358	13,468
TECHNE Corp. (2)	381	17,492
Varian Medical Systems Inc. (1) (2)	1,153	43,041
Viasys Healthcare Inc. (2)	275	6,212
Vital Sign Inc.	128	5,545
Zimmer Holdings Inc. (2)	2,166	164,984

		4,255,750

HEALTH CARE - SERVICES—2.02%
Aetna Inc.	2,603	215,580
Amedisys Inc. (1) (2)	140	5,149
American Healthways Inc. (1) (2)	298	12,596
AMERIGROUP Corp. (2)	460	18,492
AmSurg Corp. (1) (2)	269	7,449
Apria Healthcare Group Inc. (2)	458	15,865
Centene Corp. (2)	378	12,693
Community Health Systems Inc. (2)	561	21,200
Covance Inc. (2)	588	26,384
Coventry Health Care Inc. (2)	924	65,373
Gentiva Health Services Inc. (2)	209	3,733
HCA Inc. (1)	3,672	208,092
Health Management Associates Inc. Class A (1)	2,118	55,449
Health Net Inc. (1) (2)	948	36,176
Humana Inc. (2)	1,388	55,159
LabOne Inc. (2)	152	6,051
Laboratory Corp. of America Holdings (2)	1,173	58,533
LifePoint Hospitals Inc. (2)	488	24,654
Lincare Holdings Inc. (2)	862	35,204
Manor Care Inc.	815	32,380
Odyssey Healthcare Inc. (1) (2)	332	4,787
PacifiCare Health Systems Inc. (2)	782	55,874
Pediatrix Medical Group Inc. (2)	210	15,443
Quest Diagnostics Inc. (1)	1,594	84,912
RehabCare Group Inc. (2)	144	3,849
Renal Care Group Inc. (2)	633	29,181
Sierra Health Services Inc. (1) (2)	247	17,651
Sunrise Senior Living Inc. (2)	186	10,040
Tenet Healthcare Corp. (2)	4,049	49,560
Triad Hospitals Inc. (1) (2)	716	39,122
United Surgical Partners International Inc. (1) (2)	273	14,218
UnitedHealth Group Inc.	11,282	588,243
Universal Health Services Inc. Class B (1)	547	34,012
WellPoint Inc. (2)	5,420	377,449

		2,240,553

HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp. (1)	804	31,059

		31,059

HOME BUILDERS—0.60%
Centex Corp.	1,098	77,596
Champion Enterprises Inc. (1) (2)	692	6,878
Coachmen Industries Inc.	151	1,892
D.R. Horton Inc.	2,559	96,244
Fleetwood Enterprises Inc. (1) (2)	540	5,481
Hovnanian Enterprises Inc. Class A (1) (2)	405	26,406
KB Home (1)	718	54,733
Lennar Corp. Class A	1,258	79,820
M.D.C. Holdings Inc.	318	26,155
Meritage Homes Corp. (2)	230	18,285
Monaco Coach Corp. (1)	268	4,607
NVR Inc. (1) (2)	47	38,070
Pulte Homes Inc. (1)	1,032	86,946
Ryland Group Inc. (1)	446	33,838
Skyline Corp.	69	2,755
Standard-Pacific Corp.	315	27,704
Thor Industries Inc. (1)	376	11,818
Toll Brothers Inc. (2)	530	53,821
Winnebago Industries Inc. (1)	312	10,218

		663,267

HOME FURNISHINGS—0.16%
Applica Inc. (2)	250	807
Bassett Furniture Industries Inc.	99	1,867
Ethan Allen Interiors Inc. (1)	334	11,192
Fedders Corp.	319	702
Furniture Brands International Inc. (1)	497	10,740
Harman International Industries Inc.	561	45,643
La-Z-Boy Inc. (1)	476	6,935
Leggett & Platt Inc.	1,655	43,990
Maytag Corp.	738	11,557
Whirlpool Corp. (1)	573	40,173

		173,606

HOUSEHOLD PRODUCTS & WARES—0.32%
American Greetings Corp. Class A (1)	632	16,748
Avery Dennison Corp.	882	46,711
Blyth Inc. (1)	277	7,770
Church & Dwight Co. Inc. (1)	582	21,068
Clorox Co. (The)	1,341	74,721
Fortune Brands Inc.	1,266	112,421
Fossil Inc. (2)	459	10,419
Harland (John H.) Co.	252	9,576
Russ Berrie & Co. Inc. (1)	185	2,370
Scotts Miracle-Gro Co. (The) Class A (2)	230	16,378
Spectrum Brands Inc. (2)	403	13,299
Standard Register Co. (The)	250	3,952

Tupperware Corp. (1)	541	12,643
WD-40 Co.	149	4,162

		352,238

HOUSEWARES—0.07%
Enesco Group Inc. (2)	151	451
Libbey Inc.	120	1,897
National Presto Industries Inc.	62	2,732
Newell Rubbermaid Inc. (1)	2,379	56,715
Toro Co. (1)	361	13,938

		75,733

INSURANCE—4.63%
ACE Ltd.	2,492	111,766
AFLAC Inc.	4,476	193,721
Allmerica Financial Corp. (2)	497	18,434
Allstate Corp. (The)	5,968	356,588
Ambac Financial Group Inc.	947	66,063
American Financial Group Inc.	483	16,190
American International Group Inc.	23,077	1,340,774
AmerUs Group Co. (1)	360	17,298
AON Corp.	2,752	68,910
Berkley (W.R.) Corp.	1,015	36,215
Brown & Brown Inc.	528	23,728
Chubb Corp.	1,702	145,708
CIGNA Corp.	1,152	123,299
Cincinnati Financial Corp. (1)	1,450	57,362
Delphi Financial Group Inc. Class A	293	12,936
Everest Re Group Ltd. (1)	484	45,012
Fidelity National Financial Inc.	1,516	54,106
First American Corp.	763	30,627
Gallagher (Arthur J.) & Co. (1)	876	23,766
Hartford Financial Services Group Inc.	2,640	197,419
HCC Insurance Holdings Inc.	635	24,047
Hilb, Rogal & Hobbs Co. (1)	334	11,490
Horace Mann Educators Corp.	384	7,227
Infinity Property & Casualty Corp.	194	6,767
Jefferson-Pilot Corp.	1,190	60,000
LandAmerica Financial Group Inc. (1)	164	9,737
Lincoln National Corp.	1,517	71,178
Loews Corp.	1,400	108,500
Marsh & McLennan Companies Inc.	4,642	128,583
MBIA Inc. (1)	1,224	72,595
MetLife Inc.	6,515	292,784
MGIC Investment Corp.	840	54,785
Ohio Casualty Corp.	567	13,710
Old Republic International Corp.	1,571	39,731
Philadelphia Consolidated Holding Corp. (2)	206	17,461
PMI Group Inc. (The)	803	31,301
Presidential Life Corp. (1)	267	4,568
Principal Financial Group Inc.	2,623	109,904
ProAssurance Corp. (2)	270	11,275
Progressive Corp. (The) (1)	1,760	173,906
Protective Life Corp. (1)	653	27,570
Prudential Financial Inc.	4,660	305,976
Radian Group Inc.	759	35,840
RLI Corp.	230	10,258
SAFECO Corp.	1,106	60,100
SCPIE Holdings Inc. (2)	99	1,128
Selective Insurance Group Inc.	253	12,536
St. Paul Travelers Companies Inc.	5,966	235,836
StanCorp Financial Group Inc.	270	20,677
Stewart Information Services Corp.	174	7,308
Torchmark Corp.	939	49,016
UICI	422	12,563
Unitrin Inc.	487	23,912
UNUMProvident Corp.	2,576	47,192
XL Capital Ltd. Class A	1,216	90,495
Zenith National Insurance Corp.	174	11,808

		5,141,686

INTERNET—0.99%
Avocent Corp. (2)	464	12,129
CheckFree Corp. (1) (2)	716	24,387
Digital Insight Corp. (2)	318	7,607
eBay Inc. (1) (2)	10,752	354,924
F5 Networks Inc. (2)	340	16,060
Internet Security Systems Inc. (1) (2)	436	8,846
j2 Global Communications Inc. (1) (2)	215	7,405
Macromedia Inc. (2)	672	25,684
McAfee Inc. (2)	1,370	35,867
MIVA Inc. (2)	271	1,257
Monster Worldwide Inc. (2)	1,119	32,093
Napster Inc. (1) (2)	296	1,243
PC-Tel Inc. (2)	204	1,597
RSA Security Inc. (2)	657	7,542
Symantec Corp. (2)	6,221	135,245
Verity Inc. (2)	334	2,929
WebEx Communications Inc. (1) (2)	405	10,696
Websense Inc. (1) (2)	227	10,907
Yahoo! Inc. (2)	11,603	402,044

		1,098,462

IRON & STEEL—0.15%
Allegheny Technologies Inc.	751	16,567
Carpenter Technology Corp.	228	11,810
Cleveland-Cliffs Inc.	206	11,899
Material Sciences Corp. (2)	122	1,776

Nucor Corp.	1,400	63,868
Reliance Steel & Aluminum Co.	297	11,010
Ryerson Tull Inc. (1)	250	3,567
Steel Dynamics Inc.	425	11,156
Steel Technologies Inc. (1)	129	2,180
United States Steel Corp. (1)	989	33,992

		167,825

LEISURE TIME—0.46%
Arctic Cat Inc. (1)	184	3,778
Bally Total Fitness Holding Corp. (1) (2)	355	1,150
Brunswick Corp.	836	36,216
Callaway Golf Co. (1)	695	10,724
Carnival Corp. (1)	4,697	256,221
Harley-Davidson Inc. (1)	2,563	127,125
K2 Inc. (2)	423	5,364
Multimedia Games Inc. (1) (2)	249	2,741
Nautilus Inc. (1)	296	8,436
Pegasus Solutions Inc. (2)	185	2,063
Polaris Industries Inc. (1)	402	21,708
Sabre Holdings Corp.	1,115	22,244
WMS Industries Inc. (1) (2)	276	9,315

		507,085

LODGING—0.43%
Aztar Corp. (1) (2)	317	10,857
Boyd Gaming Corp. (1)	567	28,991
Harrah’s Entertainment Inc.	1,612	116,177
Hilton Hotels Corp.	3,357	80,064
Marcus Corp.	273	5,793
Marriott International Inc. Class A	1,762	120,204
Starwood Hotels & Resorts Worldwide Inc.	1,882	110,229

		472,315

MACHINERY—0.68%
AGCO Corp. (2)	857	16,386
Albany International Corp. Class A	292	9,376
Applied Industrial Technologies Inc.	271	8,751
Astec Industries Inc. (2)	204	4,731
Briggs & Stratton Corp. (1)	487	16,860
Caterpillar Inc.	3,049	290,600
Cognex Corp.	442	11,576
Cummins Inc. (1)	362	27,009
Deere & Co.	2,166	141,851
Flowserve Corp. (2)	509	15,402
Gardner Denver Inc. (2)	183	6,420
Gerber Scientific Inc. (2)	227	1,580
Graco Inc.	652	22,214
IDEX Corp.	479	18,494
JLG Industries Inc. (1)	403	11,074
Lindsay Manufacturing Co. (1)	105	2,476
Manitowoc Co. Inc. (The)	273	11,198
Nordson Corp.	336	11,518
Robbins & Myers Inc. (1)	128	2,753
Rockwell Automation Inc.	1,530	74,526
Stewart & Stevenson Services Inc.	254	5,756
Tecumseh Products Co. Class A	171	4,692
Thomas Industries Inc.	162	6,474
Zebra Technologies Corp. Class A (1) (2)	674	29,514

		751,231

MANUFACTURING—5.21%
Acuity Brands Inc.	392	10,070
AptarGroup Inc.	337	17,120
Barnes Group Inc. (1)	227	7,514
Brink’s Co. (The)	524	18,864
Carlisle Companies Inc.	294	20,177
Ceradyne Inc. (2)	228	5,488
CLARCOR Inc. (1)	464	13,572
Cooper Industries Ltd.	803	51,312
Crane Co.	508	13,360
CUNO Inc. (2)	153	10,930
Danaher Corp.	2,414	126,349
Donaldson Co. Inc. (1)	649	19,684
Dover Corp.	1,778	64,684
Eastman Kodak Co. (1)	2,502	67,179
Eaton Corp.	1,339	80,206
Federal Signal Corp. (1)	437	6,817
General Electric Co.	94,088	3,260,149
Griffon Corp. (2)	269	5,972
Harsco Corp.	392	21,384
Honeywell International Inc.	7,564	277,069
Illinois Tool Works Inc.	2,417	192,587
Ingersoll-Rand Co. Class A	1,517	108,238
ITT Industries Inc.	802	78,299
Lancaster Colony Corp.	249	10,687
Lydall Inc. (2)	130	1,121
Myers Industries Inc.	334	4,175
Pall Corp.	1,171	35,552
Pentair Inc. (1)	866	37,073
Roper Industries Inc.	399	28,477
Smith (A.O.) Corp.	270	7,212
SPX Corp. (1)	708	32,554
Standex International Corp.	108	3,068
Sturm Ruger & Co. Inc. (1)	273	2,285
Teleflex Inc.	319	18,939
Textron Inc.	1,180	89,503
3M Co.	6,852	495,400

Tredegar Corp.	354	5,522
Trinity Industries Inc. (1)	442	14,157
Tyco International Ltd.	17,857	521,424

		5,784,173

MEDIA—3.18%
Belo (A.H.) Corp. (1)	906	21,717
Clear Channel Communications Inc.	4,593	142,061
Comcast Corp. Class A (2)	19,614	602,150
Dow Jones & Co. Inc. (1)	594	21,057
Emmis Communications Corp. (1) (2)	295	5,213
Entercom Communications Corp. (2)	360	11,984
4Kids Entertainment Inc. (2)	111	2,207
Gannett Co. Inc.	2,207	156,984
Knight Ridder Inc. (1)	652	39,994
Lee Enterprises Inc.	425	17,038
McGraw-Hill Companies Inc. (The)	3,345	148,016
Media General Inc. Class A	224	14,506
Meredith Corp.	380	18,643
Nelson (Thomas) Inc.	129	2,807
New York Times Co. Class A (1)	1,260	39,249
News Corp. Class A	25,598	414,176
Readers Digest Association Inc. (The)	919	15,163
Scholastic Corp. (1) (2)	362	13,955
Time Warner Inc. (2)	41,436	692,396
Tribune Co. (1)	2,609	91,785
Univision Communications Inc. Class A (2)	2,543	70,060
Viacom Inc. Class B	14,336	459,039
Walt Disney Co. (The)	18,168	457,470
Washington Post Co. (The) Class B	61	50,937
Westwood One Inc.	732	14,955

		3,523,562

METAL FABRICATE & HARDWARE—0.12%
Castle (A.M.) & Co. (2)	129	1,994
Commercial Metals Co.	542	12,910
Kaydon Corp.	254	7,074
Lawson Products Inc.	85	3,300
Mueller Industries Inc.	335	9,078
Precision Castparts Corp.	570	44,403
Quanex Corp. (1)	228	12,086
Timken Co. (The)	856	19,774
Valmont Industries Inc.	215	5,547
Wolverine Tube Inc. (2)	128	751
Worthington Industries Inc.	757	11,961

		128,878

MINING—0.46%
Alcoa Inc.	7,669	200,391
AMCOL International Corp.	268	5,036
Brush Engineered Materials Inc. (2)	174	2,481
Century Aluminum Co. (1) (2)	296	6,038
Freeport-McMoRan Copper & Gold Inc.	1,556	58,257
Newmont Mining Corp. (1)	3,902	152,295
Phelps Dodge Corp.	843	77,977
RTI International Metals Inc. (2)	193	6,062

		508,537

OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc. (1) (2)	227	7,232
Imagistics International Inc. (2)	149	4,172
Pitney Bowes Inc.	2,017	87,840
Xerox Corp. (2)	8,397	115,795

		215,039

OFFICE FURNISHINGS—0.04%
Herman Miller Inc. (1)	671	20,694
HNI Corp.	437	22,353
Interface Inc. Class A (2)	464	3,735

		46,782

OIL & GAS—7.18%
Amerada Hess Corp.	740	78,817
Anadarko Petroleum Corp.	2,080	170,872
Apache Corp.	2,872	185,531
Atwood Oceanics Inc. (2)	140	8,618
Burlington Resources Inc.	3,400	187,816
Cabot Oil & Gas Corp.	461	15,997
Chevron Corp.	18,644	1,042,572
Cimarex Energy Co. (1) (2)	717	27,898
ConocoPhillips	12,344	709,657
Devon Energy Corp.	4,218	213,768
ENSCO International Inc.	1,307	46,725
EOG Resources Inc. (1)	2,093	118,882
Exxon Mobil Corp.	56,554	3,250,158
Forest Oil Corp. (2)	462	19,404
Frontier Oil Corp.	494	14,499
Helmerich & Payne Inc.	466	21,865
Kerr-McGee Corp.	1,022	77,989
Marathon Oil Corp.	3,045	162,512
Murphy Oil Corp.	1,526	79,703
Nabors Industries Ltd. (2)	1,323	80,200
Newfield Exploration Co. (2)	1,172	46,751
Noble Corp.	1,179	72,520
Noble Energy Inc.	771	58,326
Occidental Petroleum Corp.	3,535	271,948
Patterson-UTI Energy Inc.	1,450	40,353
Penn Virginia Corp.	170	7,594

Petroleum Development Corp. (2)	150	4,777
Pioneer Natural Resources Co.	1,257	52,895
Plains Exploration & Production Co. (2)	730	25,937
Pogo Producing Co.	543	28,193
Pride International Inc. (2)	1,320	33,924
Remington Oil & Gas Corp. (2)	251	8,961
Rowan Companies Inc.	1,011	30,037
Southwestern Energy Co. (1) (2)	672	31,571
Spinnaker Exploration Co. (2)	313	11,108
St. Mary Land & Exploration Co. (1)	529	15,330
Stone Energy Corp. (2)	248	12,127
Sunoco Inc.	605	68,776
Swift Energy Co. (2)	253	9,062
Transocean Inc. (2)	2,846	153,599
Unit Corp. (2)	342	15,051
Unocal Corp.	2,374	154,429
Valero Energy Corp.	2,252	178,156
Vintage Petroleum Inc.	501	15,265
XTO Energy Inc.	3,120	106,049

		7,966,222

OIL & GAS SERVICES—1.14%
Baker Hughes Inc.	2,964	151,638
BJ Services Co.	1,413	74,154
Cal Dive International Inc. (1) (2)	356	18,644
CARBO Ceramics Inc.	149	11,765
Cooper Cameron Corp. (2)	460	28,543
Dril-Quip Inc. (2)	152	4,410
FMC Technologies Inc. (1) (2)	649	20,749
Grant Prideco Inc. (2)	1,171	30,973
Halliburton Co.	4,434	212,034
Hanover Compressor Co. (2)	750	8,632
Hydril Co. LP (2)	210	11,413
Input/Output Inc. (1) (2)	696	4,371
Lone Star Technologies Inc. (2)	269	12,239
Maverick Tube Corp. (2)	393	11,711
National Oilwell Varco Inc. (2)	1,487	70,692
Oceaneering International Inc. (2)	232	8,967
Schlumberger Ltd.	5,236	397,622
Seacor Holdings Inc. (1) (2)	166	10,674
Smith International Inc. (1)	922	58,731
Tetra Technologies Inc. (2)	205	6,529
Tidewater Inc.	569	21,690
Veritas DGC Inc. (2)	298	8,267
Weatherford International Ltd. (2)	1,201	69,634
W-H Energy Services Inc. (2)	250	6,232

		1,260,314

PACKAGING & CONTAINERS—0.15%
Ball Corp.	948	34,090
Bemis Co. Inc.	1,009	26,779
Chesapeake Corp.	173	3,623
Packaging Corp. of America	711	14,967
Pactiv Corp. (2)	1,401	30,234
Sealed Air Corp. (2)	717	35,699
Sonoco Products Co.	925	24,512

		169,904

PHARMACEUTICALS—5.79%
Abbott Laboratories	13,816	677,122
Accredo Health Inc. (2)	447	20,294
Allergan Inc.	1,151	98,111
Alpharma Inc. Class A	480	6,946
AmerisourceBergen Corp.	966	66,799
Barr Pharmaceuticals Inc. (2)	797	38,846
Bradley Pharmaceuticals Inc. (1) (2)	162	1,741
Bristol-Myers Squibb Co.	17,345	433,278
Cardinal Health Inc.	3,838	220,992
Caremark Rx Inc. (2)	4,076	181,464
Cephalon Inc. (2)	544	21,657
Connetics Corp. (1) (2)	333	5,874
Express Scripts Inc. (1) (2)	1,314	65,674
Forest Laboratories Inc. (2)	3,082	119,736
Gilead Sciences Inc. (2)	3,947	173,629
Hospira Inc. (2)	1,347	52,533
IVAX Corp. (1) (2)	2,063	44,354
King Pharmaceuticals Inc. (2)	2,282	23,778
Lilly (Eli) & Co.	10,045	559,607
Medco Health Solutions Inc. (2)	2,414	128,811
Medicis Pharmaceutical Corp. Class A (1)	518	16,436
Merck & Co. Inc.	19,569	602,725
MGI Pharma Inc. (2)	672	14,623
Mylan Laboratories Inc.	2,326	44,752
Nature’s Sunshine Products Inc.	151	2,633
NBTY Inc. (2)	501	12,996
Noven Pharmaceuticals Inc. (2)	227	3,968
Omnicare Inc. (1)	896	38,017
Par Pharmaceutical Companies Inc. (1) (2)	314	9,988
Perrigo Co.	865	12,058
Pfizer Inc.	66,088	1,822,707
Priority Healthcare Corp. Class B (1) (2)	399	10,119
Schering-Plough Corp.	13,111	249,896
Sepracor Inc. (2)	909	54,549
Theragenics Corp. (2)	296	953
Valeant Pharmaceuticals International (1)	882	15,550
VCA Antech Inc. (2)	758	18,381
Watson Pharmaceuticals Inc. (2)	939	27,757
Wyeth	11,851	527,369

		6,426,723

PIPELINES—0.34%
Dynegy Inc. Class A (1) (2)	2,673	12,991
El Paso Corp.	5,588	64,374
Equitable Resources Inc. (1)	523	35,564
Kinder Morgan Inc.	960	79,872
National Fuel Gas Co.	654	18,907
Questar Corp. (1)	733	48,305
Western Gas Resources Inc.	543	18,951
Williams Companies Inc.	4,983	94,677

		373,641

REAL ESTATE INVESTMENT TRUSTS—0.97%
Acadia Realty Trust	277	5,166
AMB Property Corp.	781	33,919
Apartment Investment & Management Co. Class A	897	36,705
Archstone-Smith Trust	1,739	67,160
Capital Automotive REIT (1)	404	15,421
Colonial Properties Trust	362	15,928
Commercial Net Lease Realty Inc.	500	10,235
CRT Properties Inc.	330	9,009
Developers Diversified Realty Corp.	926	42,559
EastGroup Properties Inc.	187	7,875
Entertainment Properties Trust	247	11,362
Equity Office Properties Trust	3,560	117,836
Equity Residential	2,471	90,982
Essex Property Trust Inc.	216	17,941
Gables Residential Trust	270	11,672
Glenborough Realty Trust Inc.	296	6,095
Highwoods Properties Inc.	498	14,820
Hospitality Properties Trust	624	27,500
Kilroy Realty Corp. (1)	267	12,680
Lexington Corporate Properties Trust	444	10,794
Liberty Property Trust	804	35,625
Mack-Cali Realty Corp.	479	21,699
New Century Financial Corp.	424	21,815
New Plan Excel Realty Trust Inc. (1)	968	26,301
Parkway Properties Inc.	107	5,351
Plum Creek Timber Co. Inc.	1,596	57,935
ProLogis (1)	1,598	64,304
Rayonier Inc. (1)	464	24,606
Regency Centers Corp.	574	32,833
Shurgard Storage Centers Inc. Class A	434	19,947
Simon Property Group Inc.	1,936	140,341
Sovran Self Storage Inc.	153	6,955
United Dominion Realty Trust Inc.	1,255	30,183
Weingarten Realty Investors	716	28,082

		1,081,636

RETAIL—7.01%
Abercrombie & Fitch Co. Class A	753	51,731
Advance Auto Parts Inc. (2)	630	40,666
Aeropostale Inc. (2)	518	17,405
American Eagle Outfitters Inc.	1,167	35,769
AnnTaylor Stores Corp. (2)	672	16,316
Applebee’s International Inc.	770	20,397
AutoNation Inc. (2)	1,946	39,932
AutoZone Inc. (2)	587	54,274
Barnes & Noble Inc. (2)	529	20,525
Bed Bath & Beyond Inc. (2)	2,647	110,592
Best Buy Co. Inc.	2,621	179,670
Big Lots Inc. (1) (2)	1,052	13,928
BJ’s Wholesale Club Inc. (2)	655	21,281
Bob Evans Farms Inc. (1)	318	7,416
Borders Group Inc.	714	18,071
Brinker International Inc. (2)	816	32,681
Brown Shoe Co. Inc.	164	6,421
Burlington Coat Factory Warehouse Corp.	246	10,489
CarMax Inc. (1) (2)	887	23,639
Casey’s General Store Inc. (1)	457	9,058
Cash America International Inc.	266	5,352
Cato Corp. Class A	279	5,761
CBRL Group Inc.	457	17,759
CEC Entertainment Inc. (2)	341	14,353
Cheesecake Factory (The) (1) (2)	736	25,561
Chico’s FAS Inc. (1) (2)	1,539	52,757
Children’s Place Retail Stores Inc. (The) (2)	164	7,654
Christopher & Banks Corp. (1)	318	5,807
Circuit City Stores Inc. (1)	1,820	31,468
Claire’s Stores Inc.	941	22,631
Copart Inc. (2)	668	15,898
Cost Plus Inc. (2)	203	5,063
Costco Wholesale Corp.	4,181	187,392
CVS Corp.	7,136	207,444
Darden Restaurants Inc.	1,266	41,753
Dillard’s Inc. Class A (1)	587	13,748
Dollar General Corp.	2,621	53,364
Dollar Tree Stores Inc. (1) (2)	1,066	25,584
Dress Barn Inc. (1) (2)	269	6,087
Electronics Boutique Holdings Corp. (2)	130	8,254
Family Dollar Stores Inc.	1,449	37,819
Federated Department Stores Inc.	1,476	108,161
Finish Line Inc. (The)	426	8,060
Foot Locker Inc. (1)	1,343	36,556
Fred’s Inc. (1)	356	5,902
GameStop Corp. Class B (2)	465	13,903

Gap Inc. (The)	6,827	134,833
Genesco Inc. (1) (2)	204	7,566
Goody’s Family Clothing Inc. (1)	319	2,353
Group 1 Automotive Inc. (2)	227	5,457
Guitar Center Inc. (2)	231	13,483
Hancock Fabrics Inc.	204	1,355
Haverty Furniture Companies Inc.	227	3,355
Hibbet Sporting Goods Inc. (2)	209	7,909
Home Depot Inc.	19,108	743,301
Hot Topic Inc. (1) (2)	422	8,069
IHOP Corp. (1)	184	7,984
Insight Enterprises Inc. (1) (2)	445	8,980
Jack in the Box Inc. (2)	338	12,817
Jill (J.) Group Inc. (The) (2)	204	2,805
Jo-Ann Stores Inc. (2)	206	5,436
Kohl’s Corp. (2)	2,859	159,847
Krispy Kreme Doughnuts Inc. (1) (2)	583	4,058
Landry’s Restaurants Inc. (1)	246	7,402
Limited Brands Inc.	3,336	71,457
Linens ’n Things Inc. (2)	415	9,819
Lone Star Steakhouse & Saloon Inc.	184	5,595
Longs Drug Stores Corp. (1)	341	14,680
Lowe’s Companies Inc.	6,864	399,622
May Department Stores Co. (The)	2,589	103,974
McDonald’s Corp.	11,303	313,658
Men’s Wearhouse Inc. (The) (2)	508	17,490
Michaels Stores Inc.	1,160	47,989
Movie Gallery Inc.	276	7,295
Neiman-Marcus Group Inc. Class A	421	40,803
99 Cents Only Stores (1) (2)	633	8,045
Nordstrom Inc.	1,094	74,359
O’Charley’s Inc. (2)	187	3,302
Office Depot Inc. (2)	2,724	62,216
OfficeMax Inc.	616	18,338
O’Reilly Automotive Inc. (1) (2)	888	26,471
Outback Steakhouse Inc. (1)	581	26,284
P.F. Chang’s China Bistro Inc. (1) (2)	245	14,450
Pacific Sunwear of California Inc. (2)	699	16,070
Panera Bread Co. Class A (2)	275	17,073
Papa John’s International Inc. (1) (2)	151	6,035
Payless ShoeSource Inc. (1) (2)	625	12,000
Penney (J.C.) Co. Inc. (Holding Co.)	2,377	124,983
Pep Boys-Manny, Moe & Jack Inc. (1)	522	7,068
PETsMART Inc. (1)	1,256	38,120
Pier 1 Imports Inc.	816	11,579
RadioShack Corp.	1,361	31,534
Rare Hospitality International Inc. (1) (2)	314	9,568
Regis Corp.	413	16,140
Ross Stores Inc.	1,261	36,456
Ruby Tuesday Inc.	604	15,644
Ryan’s Restaurant Group Inc. (2)	378	5,296
Saks Inc. (2)	1,285	24,376
School Specialty Inc. (2)	224	10,416
Sears Holdings Corp. (2)	892	133,684
Select Comfort Corp. (2)	355	7,608
ShopKo Stores Inc. (2)	268	6,515
Sonic Automotive Inc.	379	8,058
Sonic Corp. (2)	561	17,127
Stage Stores Inc. (2)	163	7,107
Staples Inc.	6,516	138,921
Starbucks Corp. (2)	3,498	180,707
Steak n Shake Co. (The) (2)	249	4,636
Stein Mart Inc.	382	8,404
Target Corp.	7,881	428,805
TBC Corp. (2)	204	5,535
Tiffany & Co. (1)	1,257	41,179
TJX Companies Inc.	4,219	102,733
Too Inc. (2)	315	7,362
Toys R Us Inc. (2)	1,865	49,385
Tractor Supply Co. (1) (2)	355	17,430
Triarc Companies Inc. Class B (1)	586	8,708
Urban Outfitters Inc. (2)	551	31,236
Walgreen Co.	9,073	417,267
Wal-Mart Stores Inc.	29,746	1,433,757
Wendy’s International Inc.	984	46,888
Williams-Sonoma Inc. (2)	1,008	39,887
World Fuel Services Corp.	195	4,565
Yum! Brands Inc.	2,558	133,221
Zale Corp. (2)	480	15,211

		7,775,503

SAVINGS & LOANS—0.70%
Anchor BanCorp Wisconsin Inc.	207	6,264
Astoria Financial Corp. (1)	866	24,655
BankAtlantic Bancorp Inc. Class A	546	10,347
BankUnited Financial Corp. Class A	273	7,382
Brookline Bancorp Inc. (1)	542	8,813
Commercial Federal Corp.	378	12,731
Dime Community Bancshares (1)	336	5,107
Downey Financial Corp.	192	14,054
FirstFed Financial Corp. (2)	150	8,941
Flagstar Bancorp Inc. (1)	359	6,796
Golden West Financial Corp.	2,479	159,598
Independence Community Bank Corp.	670	24,743
MAF Bancorp Inc.	317	13,514
New York Community Bancorp Inc. (1)	2,101	38,070
Sovereign Bancorp Inc.	3,271	73,074
Sterling Financial Corp. (Washington) (2)	208	7,779

Washington Federal Inc.	798	18,769
Washington Mutual Inc.	7,756	315,592
Webster Financial Corp.	501	23,392

		779,621

SEMICONDUCTORS—3.20%
Actel Corp. (2)	226	3,141
Advanced Micro Devices Inc. (2)	3,608	62,563
Altera Corp. (2)	3,237	64,157
Analog Devices Inc.	3,269	121,966
Applied Materials Inc.	14,719	238,153
Applied Micro Circuits Corp. (1) (2)	2,818	7,214
Atmel Corp. (1) (2)	4,450	10,546
ATMI Inc. (1) (2)	289	8,384
Axcelis Technologies Inc. (2)	904	6,201
Broadcom Corp. Class A (2)	2,539	90,160
Brooks Automation Inc. (2)	403	5,985
Cohu Inc. (1)	188	3,769
Credence Systems Corp. (2)	867	7,846
Cree Inc. (1) (2)	696	17,727
Cypress Semiconductor Corp. (1) (2)	1,154	14,529
DSP Group Inc. (2)	251	5,991
ESS Technology Inc. (2)	401	1,688
Exar Corp. (2)	377	5,614
Fairchild Semiconductor International Inc. Class A (2)	1,107	16,328
Freescale Semiconductor Inc. Class B (1) (2)	3,637	77,032
Helix Technology Corp.	230	3,054
Integrated Circuit Systems Inc. (2)	652	13,457
Integrated Device Technology Inc. (2)	984	10,578
Intel Corp.	54,885	1,430,303
International Rectifier Corp. (1) (2)	630	30,064
Intersil Corp. Class A	1,424	26,728
KLA-Tencor Corp.	1,718	75,077
Kopin Corp. (2)	590	3,009
Kulicke & Soffa Industries Inc. (2)	447	3,536
Lam Research Corp. (1) (2)	1,282	37,101
Lattice Semiconductor Corp. (2)	1,014	4,502
Linear Technology Corp.	2,688	98,623
LSI Logic Corp. (2)	3,570	30,309
LTX Corp. (2)	546	2,708
Maxim Integrated Products Inc.	2,861	109,319
Micrel Inc. (2)	823	9,481
Microchip Technology Inc.	1,790	53,020
Micron Technology Inc. (2)	5,330	54,419
Microsemi Corp. (2)	545	10,246
National Semiconductor Corp.	3,090	68,073
Novellus Systems Inc.	1,305	32,247
NVIDIA Corp. (1) (2)	1,429	38,183
Pericom Semiconductor Corp. (2)	273	2,222
Photronics Inc. (1) (2)	293	6,839
PMC-Sierra Inc. (1) (2)	1,659	15,478
Power Integrations Inc. (1) (2)	296	6,385
QLogic Corp. (2)	791	24,418
Rudolph Technologies Inc. (2)	143	2,049
Semtech Corp. (1) (2)	678	11,289
Silicon Laboratories Inc. (1) (2)	371	9,724
Skyworks Solutions Inc. (2)	1,433	10,561
Standard Microsystems Corp. (2)	174	4,068
Supertex Inc. (2)	128	2,260
Teradyne Inc. (2)	1,821	21,797
Texas Instruments Inc.	14,834	416,390
TriQuint Semiconductor Inc. (2)	1,236	4,116
Ultratech Inc. (1) (2)	209	3,825
Varian Semiconductor Equipment Associates Inc. (2)	336	12,432
Veeco Instruments Inc. (1) (2)	270	4,396
Xilinx Inc.	3,046	77,673

		3,548,953

SOFTWARE—4.14%
Activision Inc. (1) (2)	1,719	28,398
Acxiom Corp.	801	16,725
Adobe Systems Inc.	4,270	122,207
Advent Software Inc. (2)	294	5,956
Altiris Inc. (1) (2)	251	3,685
ANSYS Inc. (2)	296	10,511
Autodesk Inc.	1,995	68,568
Automatic Data Processing Inc.	5,194	217,992
Avid Technology Inc. (2)	315	16,783
BMC Software Inc. (2)	1,892	33,961
Captaris Inc. (2)	319	1,321
Cerner Corp. (1) (2)	271	18,420
Certegy Inc.	589	22,512
Citrix Systems Inc. (2)	1,453	31,472
Computer Associates International Inc.	4,666	128,222
Compuware Corp. (2)	3,668	26,373
CSG Systems International Inc. (2)	466	8,845
Dendrite International Inc. (2)	379	5,230
Digi International Inc. (2)	204	2,419
Dun & Bradstreet Corp. (2)	592	36,497
eFunds Corp. (2)	446	8,024
Electronic Arts Inc. (2)	2,706	153,187
EPIQ Systems Inc. (2)	174	2,847
Fair Isaac Corp. (1)	566	20,659
FileNET Corp. (2)	360	9,050
First Data Corp.	6,964	279,535
Fiserv Inc. (1) (2)	1,682	72,242

Global Payments Inc. (1)	297	20,137
Hyperion Solutions Corp. (2)	371	14,929
IMS Health Inc.	2,012	49,837
Inter-Tel Inc.	250	4,653
Intuit Inc. (2)	1,616	72,898
JDA Software Group Inc. (2)	253	2,879
Keane Inc. (2)	566	7,754
ManTech International Corp. Class A (2)	294	9,126
MapInfo Corp. (2)	174	1,829
Mercury Interactive Corp. (2)	728	27,926
Microsoft Corp.	89,294	2,218,063
MRO Software Inc. (2)	250	3,653
NDCHealth Corp. (1)	320	5,750
Novell Inc. (1) (2)	3,511	21,768
Oracle Corp. (2)	39,422	520,370
Parametric Technology Corp. (2)	2,478	15,810
Pinnacle Systems Inc. (2)	608	3,344
Progress Software Corp. (2)	333	10,040
SEI Investments Co.	715	26,705
SERENA Software Inc. (2)	268	5,172
Siebel Systems Inc.	4,730	42,097
SPSS Inc. (2)	174	3,343
SS&C Technologies Inc.	144	4,562
Sybase Inc. (2)	884	16,221
Take-Two Interactive Software Inc. (1) (2)	630	16,034
THQ Inc. (1) (2)	356	10,420
Transaction Systems Architects Inc. Class A (2)	338	8,325
Veritas Software Corp. (2)	3,690	90,036
Wind River Systems Inc. (2)	752	11,791
Zix Corp. (1) (2)	296	926

		4,598,039

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	130	4,482

		4,482

TELECOMMUNICATIONS—5.27%
Adaptec Inc. (2)	1,010	3,919
ADC Telecommunications Inc. (2)	1,094	23,816
ADTRAN Inc.	716	17,750
Aeroflex Inc. (2)	697	5,855
Alltel Corp.	2,896	180,363
Andrew Corp. (2)	1,489	19,000
Anixter International Inc. (2)	340	12,638
Applied Signal Technology Inc.	100	1,904
AT&T Corp.	7,019	133,642
Audiovox Corp. Class A (2)	227	3,519
Avaya Inc. (2)	4,256	35,410
BellSouth Corp. (1)	16,258	431,975
Black Box Corp.	161	5,699
C-COR Inc. (1) (2)	378	2,589
CenturyTel Inc. (1)	1,158	40,102
CIENA Corp. (2)	5,315	11,108
Cincinnati Bell Inc. (2)	2,231	9,593
Cisco Systems Inc. (2)	56,848	1,086,365
Citizens Communications Co. (1)	2,883	38,748
Commonwealth Telephone Enterprises Inc. (1)	204	8,550
CommScope Inc. (2)	522	9,088
Comverse Technology Inc. (2)	1,705	40,323
Corning Inc. (2)	12,698	211,041
Ditech Communications Corp. (2)	259	1,681
General Communication Inc. Class A (1) (2)	522	5,152
Harmonic Inc. (1) (2)	649	3,135
Harris Corp.	1,149	35,860
Intrado Inc. (1) (2)	174	2,603
JDS Uniphase Corp. (2)	13,592	20,660
Lucent Technologies Inc. (1) (2)	38,801	112,911
Motorola Inc.	21,777	397,648
NETGEAR Inc. (2)	170	3,162
Network Equipment Technologies Inc. (2)	250	1,290
Newport Corp. (2)	401	5,558
Nextel Communications Inc. Class A (2)	10,018	323,682
Plantronics Inc. (1)	446	16,217
Polycom Inc. (2)	925	13,792
Powerwave Technologies Inc. (2)	971	9,924
QUALCOMM Inc.	14,564	480,758
Qwest Communications International Inc. (2)	14,510	53,832
RF Micro Devices Inc. (1) (2)	1,724	9,361
SBC Communications Inc.	29,290	695,638
Scientific-Atlanta Inc.	1,306	43,451
Sprint Corp. (FON Group)	13,142	329,733
Symmetricom Inc. (2)	447	4,635
Telephone & Data Systems Inc. (1)	967	39,463
Tellabs Inc. (2)	4,217	36,688
3Com Corp. (2)	3,510	12,776
Tollgrade Communications Inc. (2)	106	795
UTStarcom Inc. (1) (2)	839	6,284
Verizon Communications Inc. (1)	24,548	848,133
Viasat Inc. (2)	246	5,001

		5,852,820

TEXTILES—0.09%
Angelica Corp.	77	1,887
Cintas Corp.	1,298	50,103
G&K Services Inc. Class A	193	7,282
Mohawk Industries Inc. (1) (2)	510	42,075

		101,347

TOYS, GAMES & HOBBIES—0.09%
Action Performance Companies Inc. (1)	150	1,323
Department 56 Inc. (2)	128	1,312
Hasbro Inc.	1,427	29,667
Jakks Pacific Inc. (1) (2)	232	4,457
Mattel Inc.	3,634	66,502

		103,261

TRANSPORTATION—1.56%
Alexander & Baldwin Inc.	398	18,447
Arkansas Best Corp. (1)	230	7,316
Burlington Northern Santa Fe Corp.	3,324	156,494
CH Robinson Worldwide Inc. (1)	735	42,777
CNF Inc. (1)	487	21,866
CSX Corp.	1,885	80,414
EGL Inc. (2)	362	7,356
Expeditors International Washington Inc. (1)	923	45,975
FedEx Corp.	2,686	217,593
Forward Air Corp.	296	8,368
Heartland Express Inc.	485	9,424
Hunt (J.B.) Transport Services Inc.	1,174	22,658
Kansas City Southern Industries Inc. (1) (2)	771	15,559
Kirby Corp. (2)	228	10,283
Knight Transportation Inc. (1)	376	9,148
Landstar System Inc. (2)	565	17,018
Norfolk Southern Corp.	3,510	108,670
Offshore Logistics Inc. (2)	227	7,455
Old Dominion Freight Line Inc. (2)	196	5,259
Overseas Shipholding Group Inc.	292	17,418
Ryder System Inc.	607	22,216
Swift Transportation Co. Inc. (1) (2)	506	11,785
Union Pacific Corp. (1)	2,307	149,494
United Parcel Service Inc. Class B	9,918	685,929
Werner Enterprises Inc.	508	9,977
Yellow Roadway Corp. (2)	532	27,026

		1,735,925

TRUCKING & LEASING—0.01%
GATX Corp. (1)	457	15,767

		15,767

WATER—0.03%
American States Water Co.	151	4,435
Aqua America Inc.	881	26,201

		30,636

TOTAL COMMON STOCKS (Cost: $109,598,333)		110,833,500

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.81%
COMMERCIAL PAPER (3)—1.83%
Alpine Securitization Corp.
3.29%, 08/08/05	$10,706	10,673
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	71,929	71,784
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	164,152	163,843
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	17,843	17,777
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	67,889	67,775
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	35,685	35,654
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	13,780	13,774
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	12,849	12,835
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	35,685	35,622
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	44,682	44,613
Charta LLC
3.31%, 08/11/05 (4)	53,528	53,326
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	33,544	33,516
Dexia Delaware LLC
3.04%, 07/01/05	47,319	47,319
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	26,764	26,609
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	59,040	58,793
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	94,654	94,490
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	7,137	7,112
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	38,650	38,587
General Electric Capital Corp.
2.74%, 07/07/05	17,843	17,834
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	33,901	33,855

Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	118,832	118,329
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	107,943	107,784
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	17,843	17,843
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	52,221	52,175
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	68,159	68,076
Nordea North America Inc.
2.74%, 07/11/05	17,843	17,829
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	71,014	70,879
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	17,857	17,857
Polonius Inc.
3.15%, 07/11/05 (4)	24,980	24,958
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	116,073	115,997
Santander Central Hispano
2.75%, 07/08/05	44,607	44,583
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	63,837	63,713
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	129,787	129,438
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	116,191	116,069
Three Pillars Funding Corp.
3.30%, 07/28/05	5,189	5,176
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	69,586	69,586
UBS Finance Delaware LLC
3.03%, 07/01/05	53,528	53,528
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	31,046	30,976
Yorktown Capital LLC
3.15%, 07/13/05	20,741	20,719

		2,031,306

FLOATING RATE NOTES (3)—3.09%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	66,375	66,375
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	87,429	87,430
American Express Centurion Bank
3.29%, 06/29/06	14,274	14,274
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	101,703	101,716
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	23,195	23,195
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	23,195	23,192
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	183,422	183,420
BMW US Capital LLC
3.19%, 07/14/06 (4)	35,685	35,685
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	121,330	121,319
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	133,463	133,454
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	8,921	8,921
Credit Suisse First Boston
3.15%, 05/09/06	35,685	35,685
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	107,056	107,050
DEPFA Bank PLC
3.42%, 03/15/06	35,685	35,685
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	86,358	86,362
Fairway Finance LLC
3.21%, 10/20/05	14,274	14,274
Fifth Third Bancorp
3.26%, 04/21/06 (4)	71,371	71,371
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	24,980	24,980
General Electric Capital Corp.
3.28%, 07/07/06	16,058	16,076
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	5,126	5,126
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	41,038	41,038
Hartford Life Global Funding Trust
3.21%, 07/15/06	35,685	35,685
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	107,056	107,055
HSBC Bank USA N.A.
3.57%, 05/04/06	12,490	12,498
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	157,015	157,017
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	37,470	37,470
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	139,173	139,193
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	53,528	53,528

Marshall & Ilsley Bank
3.36%, 02/20/06	35,685	35,713
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	53,528	53,528
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	53,528	53,524
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	132,036	132,053
Norddeutsche Landesbank
3.11%, 07/27/05	35,685	35,684
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	107,056	107,056
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	137,388	137,389
Principal Life Income Funding Trusts
3.21%, 05/10/06	26,764	26,765
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	101,257	101,229
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	19,627	19,625
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	203,763	203,767
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	35,685	35,685
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	55,312	55,300
SunTrust Bank
3.17%, 04/28/06	53,528	53,528
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	122,401	122,392
Toronto-Dominion Bank
3.81%, 06/20/06	44,607	44,611
UniCredito Italiano SpA
3.34%, 06/14/06	46,391	46,375
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	92,038	92,038
Wells Fargo & Co.
3.19%, 07/14/06 (4)	17,843	17,845
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	119,546	119,542
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	119,903	119,899
Winston Funding Ltd.
3.23%, 07/23/05 (4)	25,479	25,479
World Savings Bank
3.13%, 09/09/05	12,490	12,490

		3,430,591

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	142,741	142,741
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	40,788	40,788
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	5,169	5,169
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3) (6) 3.13%	12,510	12,510

		201,208

REPURCHASE AGREEMENTS (3)—1.13%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $606,156 and effective yields of 3.40% - 3.44%. (7)	$606,098	606,098
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $463,953 and effective yields of 3.43% - 3.44%. (7)	463,909	463,909
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $178,443 and an effective yield of 3.40%. (7)	178,426	178,426

		1,248,433

TIME DEPOSITS (3)—0.53%
American Express Centurion Bank
3.08%, 07/01/05	26,764	26,764
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	35,685	35,685
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	49,959	49,959
Credit Suisse First Boston
3.16%, 07/13/05	17,843	17,843
Deutsche Bank AG
3.31%, 07/01/05	1,467	1,467
HBOS Treasury Services PLC
3.39%, 12/14/05	21,411	21,411
Key Bank N.A.
3.34%, 07/01/05	107,056	107,056
Natexis Banques
2.98%, 08/18/05	35,685	35,685
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	64,234	64,232

UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	28,548	28,548
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	24,980	24,980
US Bank N.A.
3.12%, 07/08/05	35,685	35,685
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	107,056	107,056
Wells Fargo Bank N.A.
3.04%, 07/01/05	35,685	35,685

		592,056

U.S. GOVERNMENT AGENCY NOTES (3)—0.05%
Federal National Mortgage Association
2.33%, 07/22/05	53,528	53,455

		53,455

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,557,049)		7,557,049

TOTAL INVESTMENTS IN SECURITIES — 106.69% (Cost: $117,155,382) (8)		118,390,549
Other Assets, Less Liabilities — (6.69%)		(7,422,661)

NET ASSETS — 100.00%		$110,967,888

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $117,260,607. Net unrealized appreciation aggregated $1,129,942, of which $5,945,359 represented gross unrealized appreciation on securities and $4,815,417 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.84%
ADVERTISING—0.18%
Interpublic Group of Companies Inc. (1)	504,885	$6,149,498
Omnicom Group Inc.	219,303	17,513,538

		23,663,036

AEROSPACE & DEFENSE—1.97%
Boeing Co. (The)	988,036	65,210,376
General Dynamics Corp.	239,561	26,241,512
Goodrich (B.F.) Co.	143,911	5,894,595
L-3 Communications Holdings Inc.	141,793	10,858,508
Lockheed Martin Corp.	483,072	31,336,881
Northrop Grumman Corp.	429,398	23,724,240
Raytheon Co.	540,799	21,156,057
Rockwell Collins Inc.	213,231	10,166,854
United Technologies Corp.	1,223,968	62,850,757

		257,439,780

AGRICULTURE—1.54%
Altria Group Inc.	2,476,124	160,106,178
Monsanto Co.	320,588	20,155,368
Reynolds American Inc.	139,249	10,972,821
UST Inc.	197,647	9,024,562

		200,258,929

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	168,927	635,166
Southwest Airlines Co.	881,514	12,279,490

		12,914,656

APPAREL—0.44%
Coach Inc. (1)	451,030	15,141,077
Jones Apparel Group Inc.	144,360	4,480,934
Liz Claiborne Inc.	129,561	5,151,345
Nike Inc. Class B	273,128	23,652,885
Reebok International Ltd.	66,824	2,795,248
VF Corp.	119,625	6,844,942

		58,066,431

AUTO MANUFACTURERS—0.48%
Ford Motor Co.	2,200,196	22,530,007
General Motors Corp. (2)	676,032	22,985,088
Navistar International Corp. (1)	78,442	2,510,144
PACCAR Inc.	207,776	14,128,768

		62,154,007

AUTO PARTS & EQUIPMENT—0.19%
Cooper Tire & Rubber Co.	77,181	1,433,251
Dana Corp.	180,382	2,707,534
Delphi Corp.	673,395	3,131,287

Goodyear Tire & Rubber Co. (The) (1)	210,659	3,138,819
Johnson Controls Inc.	229,496	12,927,510
Visteon Corp.	153,140	923,434

		24,261,835

BANKS—6.38%
AmSouth Bancorp	422,182	10,976,732
Bank of America Corp.	4,808,334	219,308,114
Bank of New York Co. Inc. (The)	930,679	26,784,942
BB&T Corp.	653,338	26,113,920
Comerica Inc.	201,898	11,669,704
Compass Bancshares Inc.	147,980	6,659,100
Fifth Third Bancorp	623,747	25,704,614
First Horizon National Corp.	148,205	6,254,251
Huntington Bancshares Inc.	277,383	6,696,026
KeyCorp	487,260	16,152,669
M&T Bank Corp.	116,924	12,295,728
Marshall & Ilsley Corp.	254,429	11,309,369
Mellon Financial Corp.	506,147	14,521,357
National City Corp.	710,598	24,245,604
North Fork Bancorp Inc.	570,836	16,034,783
Northern Trust Corp.	243,243	11,089,448
PNC Financial Services Group	338,906	18,456,821
Regions Financial Corp.	554,893	18,799,775
State Street Corp.	395,815	19,098,074
SunTrust Banks Inc.	406,249	29,347,428
Synovus Financial Corp.	371,687	10,656,266
U.S. Bancorp	2,191,415	63,989,318
Wachovia Corp.	1,884,887	93,490,395
Wells Fargo & Co.	2,017,474	124,236,049
Zions Bancorporation	107,298	7,889,622

		831,780,109

BEVERAGES—2.24%
Anheuser-Busch Companies Inc.	928,332	42,471,189
Brown-Forman Corp. Class B	107,842	6,520,127
Coca-Cola Co. (The)	2,706,141	112,981,387
Coca-Cola Enterprises Inc.	422,256	9,293,855
Molson Coors Brewing Co. Class B	93,927	5,823,474
Pepsi Bottling Group Inc.	234,464	6,708,015
PepsiCo Inc.	2,002,201	107,978,700

		291,776,747

BIOTECHNOLOGY—1.07%
Amgen Inc. (1)	1,479,621	89,457,886
Biogen Idec Inc. (1)	411,889	14,189,576
Chiron Corp. (1)	177,082	6,178,391
Genzyme Corp. (1)	301,567	18,121,161
MedImmune Inc. (1)	296,400	7,919,808
Millipore Corp. (1)	59,745	3,389,334

		139,256,156

BUILDING MATERIALS—0.26%
American Standard Companies Inc.	213,732	8,959,645
Masco Corp.	518,673	16,473,054
Vulcan Materials Co.	122,164	7,939,438

		33,372,137

CHEMICALS—1.56%
Air Products & Chemicals Inc.	274,048	16,525,094
Ashland Inc.	80,026	5,751,469
Dow Chemical Co. (The)	1,149,486	51,186,612
Du Pont (E.I.) de Nemours and Co.	1,191,035	51,226,415

Eastman Chemical Co.	95,916	5,289,767
Ecolab Inc.	262,733	8,502,040
Engelhard Corp.	144,376	4,121,935
Great Lakes Chemical Corp.	61,939	1,949,220
Hercules Inc. (1)	135,422	1,916,221
International Flavors & Fragrances Inc.	105,523	3,822,043
PPG Industries Inc.	205,310	12,885,256
Praxair Inc.	386,674	18,019,008
Rohm & Haas Co.	230,819	10,696,152
Sherwin-Williams Co. (The)	149,759	7,052,151
Sigma-Aldrich Corp.	82,177	4,605,199

		203,548,582

COMMERCIAL SERVICES—0.93%
Apollo Group Inc. Class A (1)	195,509	15,292,714
Block (H & R) Inc.	197,540	11,526,459
Cendant Corp.	1,257,468	28,129,559
Convergys Corp. (1)	170,638	2,426,472
Donnelley (R.R.) & Sons Co.	255,156	8,805,434
Equifax Inc.	155,337	5,547,084
McKesson Corp.	352,961	15,809,123
Moody’s Corp.	330,086	14,840,667
Paychex Inc.	425,270	13,838,286
Robert Half International Inc.	190,854	4,765,624

		120,981,422

COMPUTERS—3.87%
Affiliated Computer Services Inc. Class A (1)	151,057	7,719,013
Apple Computer Inc. (1)	985,183	36,264,586
Computer Sciences Corp. (1)	220,212	9,623,264
Dell Inc. (1)	2,894,787	114,373,034
Electronic Data Systems Corp.	620,031	11,935,597
EMC Corp. (1)	2,873,097	39,390,160
Gateway Inc. (1)	355,044	1,171,645
Hewlett-Packard Co.	3,451,115	81,135,714
International Business Machines Corp.	1,928,965	143,129,203
Lexmark International Inc. (1)	151,565	9,825,959
NCR Corp. (1)	223,128	7,836,255
Network Appliance Inc. (1)	437,800	12,376,606
Sun Microsystems Inc. (1)	4,070,917	15,184,520
SunGard Data Systems Inc. (1)	346,833	12,198,117
Unisys Corp. (1)	404,729	2,561,935

		504,725,608

COSMETICS & PERSONAL CARE—2.37%
Alberto-Culver Co.	101,963	4,418,057
Avon Products Inc.	564,423	21,363,411
Colgate-Palmolive Co.	625,607	31,224,045
Gillette Co. (The)	1,192,995	60,401,337
Kimberly-Clark Corp.	572,071	35,805,924
Procter & Gamble Co.	2,958,690	156,070,897

		309,283,671

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	208,768	8,578,277
Grainger (W.W.) Inc.	99,585	5,456,262

		14,034,539

DIVERSIFIED FINANCIAL SERVICES—8.08%
American Express Co.	1,400,318	74,538,927
Bear Stearns Companies Inc. (The)	135,852	14,120,457
Capital One Financial Corp.	301,394	24,114,534
CIT Group Inc.	251,761	10,818,170

Citigroup Inc.	6,219,879	287,545,006
Countrywide Financial Corp.	702,627	27,128,429
E*TRADE Financial Corp. (1)	440,921	6,168,485
Federal Home Loan Mortgage Corp.	825,836	53,869,282
Federal National Mortgage Association	1,157,313	67,587,079
Federated Investors Inc. Class B	113,190	3,396,832
Franklin Resources Inc.	236,858	18,233,329
Goldman Sachs Group Inc. (The)	528,362	53,903,389
Janus Capital Group Inc.	271,534	4,083,871
JP Morgan Chase & Co.	4,207,129	148,595,796
Lehman Brothers Holdings Inc.	330,708	32,832,690
MBNA Corp.	1,515,843	39,654,453
Merrill Lynch & Co. Inc.	1,130,498	62,188,695
Morgan Stanley	1,309,998	68,735,595
Providian Financial Corp. (1)	351,288	6,193,207
Schwab (Charles) Corp. (The)	1,362,747	15,371,786
SLM Corp.	501,690	25,485,852
T. Rowe Price Group Inc.	147,973	9,263,110

		1,053,828,974

ELECTRIC—3.26%
AES Corp. (The) (1)	780,522	12,784,950
Allegheny Energy Inc. (1)	193,962	4,891,722
Ameren Corp.	242,963	13,435,854
American Electric Power Co. Inc.	459,000	16,923,330
Calpine Corp. (1) (2)	644,599	2,191,637
CenterPoint Energy Inc.	346,577	4,578,282
Cinergy Corp.	236,955	10,620,323
CMS Energy Corp. (1)	260,906	3,929,244
Consolidated Edison Inc.	290,526	13,608,238
Constellation Energy Group Inc.	212,131	12,237,837
Dominion Resources Inc.	407,188	29,883,527
DTE Energy Co.	208,087	9,732,229
Duke Energy Corp.	1,108,144	32,945,121
Edison International	389,536	15,795,685
Entergy Corp.	253,528	19,154,040
Exelon Corp.	800,096	41,068,928
FirstEnergy Corp.	394,260	18,967,849
FPL Group Inc.	468,532	19,706,456
NiSource Inc.	324,688	8,029,534
PG&E Corp.	442,341	16,605,481
Pinnacle West Capital Corp.	117,381	5,217,585
PPL Corp.	226,765	13,465,306
Progress Energy Inc.	297,187	13,444,740
Public Service Enterprise Group Inc.	285,331	17,353,831
Southern Co. (The)	889,926	30,853,734
TECO Energy Inc.	246,966	4,670,127
TXU Corp.	286,617	23,815,007
Xcel Energy Inc.	480,551	9,380,356

		425,290,953

ELECTRICAL COMPONENTS & EQUIPMENT—0.32%
American Power Conversion Corp.	216,422	5,105,395
Emerson Electric Co.	498,279	31,207,214
Molex Inc.	200,587	5,223,285

		41,535,894

ELECTRONICS—0.52%
Agilent Technologies Inc. (1)	516,858	11,898,071
Applera Corp. - Applied Biosystems Group	235,496	4,632,206
Fisher Scientific International Inc. (1)	143,493	9,312,696
Jabil Circuit Inc. (1)	220,194	6,766,562
Parker Hannifin Corp.	143,694	8,910,465

PerkinElmer Inc.	154,507	2,920,182
Sanmina-SCI Corp. (1)	627,501	3,432,430
Solectron Corp. (1)	1,162,307	4,405,144
Symbol Technologies Inc.	289,363	2,856,013
Tektronix Inc.	105,697	2,459,569
Thermo Electron Corp. (1)	192,383	5,169,331
Waters Corp. (1)	140,477	5,221,530

		67,984,199

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.	103,376	5,953,424

		5,953,424

ENTERTAINMENT—0.09%
International Game Technology Inc.	411,169	11,574,407

		11,574,407

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	322,607	2,558,274
Waste Management Inc.	679,040	19,243,994

		21,802,268

FOOD—1.71%
Albertson’s Inc.	440,036	9,099,944
Archer-Daniels-Midland Co.	745,526	15,939,346
Campbell Soup Co.	388,352	11,949,591
ConAgra Foods Inc.	618,970	14,335,345
General Mills Inc.	441,962	20,679,402
Heinz (H.J.) Co.	418,387	14,819,268
Hershey Co. (The)	260,037	16,148,298
Kellogg Co.	418,117	18,581,119
Kroger Co. (1)	871,585	16,586,263
McCormick & Co. Inc. NVS	161,799	5,287,591
Safeway Inc.	535,608	12,099,385
Sara Lee Corp.	941,530	18,651,709
SUPERVALU Inc.	162,424	5,296,647
Sysco Corp.	756,996	27,395,685
Wrigley (William Jr.) Co.	234,052	16,112,140

		222,981,733

FOREST PRODUCTS & PAPER—0.47%
Georgia-Pacific Corp.	310,777	9,882,709
International Paper Co.	586,330	17,713,029
Louisiana-Pacific Corp.	132,125	3,247,632
MeadWestvaco Corp.	223,019	6,253,453
Temple-Inland Inc.	148,684	5,523,611
Weyerhaeuser Co.	292,739	18,632,837

		61,253,271

GAS—0.19%
KeySpan Corp.	206,581	8,407,847
Nicor Inc.	52,520	2,162,248
Peoples Energy Corp.	45,647	1,983,819
Sempra Energy	285,898	11,810,446

		24,364,360

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	95,725	8,600,891
Snap-On Inc.	69,508	2,384,124
Stanley Works (The)	89,867	4,092,543

		15,077,558

HEALTH CARE - PRODUCTS—3.73%
Bard (C.R.) Inc.	125,564	8,351,262
Bausch & Lomb Inc.	63,891	5,302,953
Baxter International Inc.	742,127	27,532,912
Becton, Dickinson & Co.	302,091	15,850,715
Biomet Inc.	301,254	10,435,439
Boston Scientific Corp. (1)	896,669	24,210,063
Guidant Corp.	388,565	26,150,424
Johnson & Johnson	3,555,274	231,092,810
Medtronic Inc.	1,446,204	74,898,905
St. Jude Medical Inc. (1)	433,063	18,885,877
Stryker Corp.	448,514	21,331,326
Zimmer Holdings Inc. (1)	295,272	22,490,868

		486,533,554

HEALTH CARE - SERVICES—1.79%
Aetna Inc.	347,314	28,764,545
HCA Inc.	501,084	28,396,430
Health Management Associates Inc. Class A	294,460	7,708,963
Humana Inc. (1)	193,282	7,681,027
Laboratory Corp. of America Holdings (1)	161,036	8,035,696
Manor Care Inc.	103,226	4,101,169
Quest Diagnostics Inc.	217,810	11,602,739
Tenet Healthcare Corp. (1)	559,564	6,849,063
UnitedHealth Group Inc.	1,513,924	78,935,997
WellPoint Inc. (1)	732,569	51,016,105

		233,091,734

HOME BUILDERS—0.23%
Centex Corp.	152,847	10,801,697
KB Home	99,662	7,597,234
Pulte Homes Inc.	141,775	11,944,544

		30,343,475

HOME FURNISHINGS—0.10%
Leggett & Platt Inc.	226,895	6,030,869
Maytag Corp.	94,598	1,481,405
Whirlpool Corp.	79,854	5,598,564

		13,110,838

HOUSEHOLD PRODUCTS & WARES—0.25%
Avery Dennison Corp.	121,586	6,439,195
Clorox Co. (The)	184,179	10,262,454
Fortune Brands Inc.	173,836	15,436,637

		32,138,286

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	328,801	7,838,616

		7,838,616

INSURANCE—4.68%
ACE Ltd.	343,577	15,409,428
AFLAC Inc.	599,940	25,965,403
Allstate Corp. (The)	799,038	47,742,520
Ambac Financial Group Inc.	129,538	9,036,571
American International Group Inc.	3,102,583	180,260,072
AON Corp.	379,675	9,507,062
Chubb Corp.	233,510	19,990,791
CIGNA Corp.	156,533	16,753,727
Cincinnati Financial Corp.	199,376	7,887,315
Hartford Financial Services Group Inc.	354,636	26,519,680
Jefferson-Pilot Corp.	162,619	8,199,250
Lincoln National Corp.	207,776	9,748,850
Loews Corp.	190,873	14,792,657

Marsh & McLennan Companies Inc.	636,963	17,643,875
MBIA Inc.	161,974	9,606,678
MetLife Inc.	876,964	39,410,762
MGIC Investment Corp.	112,906	7,363,729
Principal Financial Group Inc.	351,347	14,721,439
Progressive Corp. (The)	237,726	23,489,706
Prudential Financial Inc.	624,179	40,983,593
SAFECO Corp.	152,269	8,274,297
St. Paul Travelers Companies Inc.	805,592	31,845,052
Torchmark Corp.	124,586	6,503,389
UNUMProvident Corp.	355,578	6,514,189
XL Capital Ltd. Class A	167,438	12,460,736

		610,630,771

INTERNET—0.96%
eBay Inc. (1)	1,452,683	47,953,066
Monster Worldwide Inc. (1)	144,188	4,135,312
Symantec Corp. (1)	850,285	18,485,196
Yahoo! Inc. (1)	1,569,727	54,391,041

		124,964,615

IRON & STEEL—0.12%
Allegheny Technologies Inc.	106,880	2,357,773
Nucor Corp.	191,397	8,731,531
United States Steel Corp.	136,304	4,684,768

		15,774,072

LEISURE TIME—0.46%
Brunswick Corp.	115,827	5,017,626
Carnival Corp.	630,086	34,371,191
Harley-Davidson Inc.	340,438	16,885,725
Sabre Holdings Corp.	156,425	3,120,679

		59,395,221

LODGING—0.44%
Harrah’s Entertainment Inc.	217,089	15,645,604
Hilton Hotels Corp.	456,739	10,893,225
Marriott International Inc. Class A	237,372	16,193,518
Starwood Hotels & Resorts Worldwide Inc.	258,298	15,128,514

		57,860,861

MACHINERY—0.55%
Caterpillar Inc.	408,580	38,941,760
Cummins Inc.	51,983	3,878,452
Deere & Co.	294,852	19,309,857
Rockwell Automation Inc.	209,045	10,182,582

		72,312,651

MANUFACTURING—5.63%
Cooper Industries Ltd.	110,886	7,085,615
Danaher Corp.	328,936	17,216,510
Dover Corp.	243,464	8,857,220
Eastman Kodak Co.	343,001	9,209,577
Eaton Corp.	180,253	10,797,155
General Electric Co.	12,680,689	439,385,874
Honeywell International Inc.	1,019,984	37,362,014
Illinois Tool Works Inc.	326,425	26,009,544
Ingersoll-Rand Co. Class A	201,594	14,383,732
ITT Industries Inc.	110,285	10,767,125
Pall Corp.	148,490	4,508,156
Textron Inc.	161,414	12,243,252
3M Co.	920,166	66,528,002
Tyco International Ltd.	2,414,736	70,510,291

		734,864,067

MEDIA—3.47%
Clear Channel Communications Inc.	609,811	18,861,454
Comcast Corp. Class A (1)	2,637,026	80,956,698
Dow Jones & Co. Inc.	84,519	2,996,199
Gannett Co. Inc.	297,021	21,127,104
Knight Ridder Inc.	89,020	5,460,487
McGraw-Hill Companies Inc. (The)	447,980	19,823,115
Meredith Corp.	54,033	2,650,859
New York Times Co. Class A	173,891	5,416,705
News Corp. Class A	3,449,083	55,806,163
Time Warner Inc. (1)	5,602,540	93,618,443
Tribune Co.	356,654	12,547,088
Univision Communications Inc. Class A (1)	347,724	9,579,796
Viacom Inc. Class B	1,927,814	61,728,604
Walt Disney Co. (The)	2,440,781	61,458,866

		452,031,581

MINING—0.51%
Alcoa Inc.	1,042,733	27,246,613
Freeport-McMoRan Copper & Gold Inc.	214,614	8,035,148
Newmont Mining Corp.	533,085	20,806,308
Phelps Dodge Corp.	115,762	10,707,985

		66,796,054

OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	275,128	11,981,824
Xerox Corp. (1)	1,145,277	15,793,370

		27,775,194

OIL & GAS—7.57%
Amerada Hess Corp.	102,588	10,926,648
Anadarko Petroleum Corp.	281,873	23,155,867
Apache Corp.	392,363	25,346,650
Burlington Resources Inc.	460,970	25,463,983
Chevron Corp.	2,508,733	140,288,349
ConocoPhillips	1,664,726	95,705,098
Devon Energy Corp.	566,494	28,709,916
EOG Resources Inc.	285,958	16,242,414
Exxon Mobil Corp.	7,611,023	437,405,492
Kerr-McGee Corp.	139,190	10,621,589
Marathon Oil Corp.	415,855	22,194,181
Nabors Industries Ltd. (1)	177,719	10,773,326
Noble Corp.	162,309	9,983,627
Occidental Petroleum Corp.	476,193	36,633,527
Rowan Companies Inc.	129,139	3,836,720
Sunoco Inc.	82,342	9,360,639
Transocean Inc. (1)	389,843	21,039,827
Unocal Corp.	324,887	21,133,899
Valero Energy Corp.	307,009	24,287,482
XTO Energy Inc.	431,375	14,662,436

		987,771,670

OIL & GAS SERVICES—0.94%
Baker Hughes Inc.	405,004	20,720,005
BJ Services Co.	193,674	10,164,012
Halliburton Co.	604,658	28,914,746
National Oilwell Varco Inc. (1)	205,558	9,772,227
Schlumberger Ltd.	704,484	53,498,515

		123,069,505

PACKAGING & CONTAINERS—0.13%
Ball Corp.	131,471	4,727,697
Bemis Co. Inc.	128,572	3,412,301
Pactiv Corp. (1)	177,988	3,840,981
Sealed Air Corp. (1)	99,904	4,974,220

		16,955,199

PHARMACEUTICALS—6.27%
Abbott Laboratories	1,854,100	90,869,441
Allergan Inc.	155,999	13,297,355
AmerisourceBergen Corp.	126,090	8,719,123
Bristol-Myers Squibb Co.	2,336,708	58,370,966
Cardinal Health Inc.	512,107	29,487,121
Caremark Rx Inc. (1)	542,463	24,150,453
Express Scripts Inc. (1)	177,466	8,869,751
Forest Laboratories Inc. (1)	407,177	15,818,826
Gilead Sciences Inc. (1)	540,143	23,760,891
Hospira Inc. (1)	188,791	7,362,849
King Pharmaceuticals Inc. (1)	290,451	3,026,499
Lilly (Eli) & Co.	1,354,818	75,476,911
Medco Health Solutions Inc. (1)	331,273	17,676,727
Merck & Co. Inc.	2,634,228	81,134,222
Mylan Laboratories Inc.	321,584	6,187,276
Pfizer Inc.	8,889,943	245,184,628
Schering-Plough Corp.	1,763,716	33,616,427
Watson Pharmaceuticals Inc. (1)	131,413	3,884,568
Wyeth	1,600,408	71,218,156

		818,112,190

PIPELINES—0.26%
Dynegy Inc. Class A (1)	394,761	1,918,538
El Paso Corp.	769,942	8,869,732
Kinder Morgan Inc.	129,799	10,799,277
Williams Companies Inc.	682,165	12,961,135

		34,548,682

REAL ESTATE INVESTMENT TRUSTS—0.60%

Apartment Investment & Management Co. Class A	113,833	4,658,046
Archstone-Smith Trust	237,857	9,186,037
Equity Office Properties Trust	487,129	16,123,970
Equity Residential	342,506	12,611,071
Plum Creek Timber Co. Inc.	219,712	7,975,546
ProLogis	222,997	8,973,399
Simon Property Group Inc.	262,701	19,043,195

		78,571,264

RETAIL—6.65%
AutoNation Inc. (1)	267,179	5,482,513
AutoZone Inc. (1)	78,540	7,261,808
Bed Bath & Beyond Inc. (1)	353,324	14,761,877
Best Buy Co. Inc.	356,919	24,466,797
Big Lots Inc. (1)	136,646	1,809,193
Circuit City Stores Inc.	229,527	3,968,522
Costco Wholesale Corp.	571,071	25,595,402
CVS Corp.	968,498	28,154,237
Darden Restaurants Inc.	174,335	5,749,568
Dillard’s Inc. Class A	85,197	1,995,314
Dollar General Corp.	360,987	7,349,695
Family Dollar Stores Inc.	199,548	5,208,203
Federated Department Stores Inc.	203,689	14,926,330
Gap Inc. (The)	906,215	17,897,746
Home Depot Inc.	2,566,307	99,829,342
Kohl’s Corp. (1)	389,993	21,804,509

Limited Brands Inc.	454,774	9,741,259
Lowe’s Companies Inc.	923,648	53,774,787
May Department Stores Co. (The)	357,875	14,372,260
McDonald’s Corp.	1,515,568	42,057,012
Nordstrom Inc.	147,010	9,992,270
Office Depot Inc. (1)	377,271	8,616,870
OfficeMax Inc.	84,130	2,504,550
Penney (J.C.) Co. Inc. (Holding Co.)	314,882	16,556,496
RadioShack Corp.	186,302	4,316,617
Sears Holdings Corp. (1)	122,217	18,316,662
Staples Inc.	880,917	18,781,150
Starbucks Corp. (1)	466,120	24,079,759
Target Corp.	1,056,251	57,470,617
Tiffany & Co.	171,935	5,632,591
TJX Companies Inc.	562,640	13,700,284
Toys R Us Inc. (1)	264,508	7,004,172
Walgreen Co.	1,222,605	56,227,604
Wal-Mart Stores Inc.	4,000,153	192,807,375
Wendy’s International Inc.	137,238	6,539,391
Yum! Brands Inc.	346,509	18,046,189

		866,798,971

SAVINGS & LOANS—0.57%
Golden West Financial Corp.	338,057	21,764,110
Sovereign Bancorp Inc.	436,215	9,745,043
Washington Mutual Inc.	1,048,961	42,682,223

		74,191,376

SEMICONDUCTORS—3.26%
Advanced Micro Devices Inc. (1)	471,737	8,179,920
Altera Corp. (1)	444,875	8,817,423
Analog Devices Inc.	442,500	16,509,675
Applied Materials Inc.	1,965,799	31,806,628
Applied Micro Circuits Corp. (1)	368,451	943,235
Broadcom Corp. Class A (1)	349,726	12,418,770
Freescale Semiconductor Inc. Class B (1)	480,029	10,167,014
Intel Corp.	7,380,681	192,340,547
KLA-Tencor Corp.	235,233	10,279,682
Linear Technology Corp.	365,969	13,427,403
LSI Logic Corp. (1)	462,439	3,926,107
Maxim Integrated Products Inc.	391,979	14,977,518
Micron Technology Inc. (1)	734,406	7,498,285
National Semiconductor Corp.	417,581	9,199,309
Novellus Systems Inc.	165,300	4,084,563
NVIDIA Corp. (1)	201,671	5,388,649
PMC-Sierra Inc. (1)	216,425	2,019,245
QLogic Corp. (1)	109,117	3,368,442
Teradyne Inc. (1)	233,413	2,793,954
Texas Instruments Inc.	1,987,468	55,788,227
Xilinx Inc.	419,182	10,689,141

		424,623,737

SOFTWARE—4.33%
Adobe Systems Inc.	584,526	16,729,134
Autodesk Inc.	273,439	9,398,098
Automatic Data Processing Inc.	697,455	29,272,186
BMC Software Inc. (1)	265,194	4,760,232
Citrix Systems Inc. (1)	201,949	4,374,215
Computer Associates International Inc.	636,168	17,481,897
Compuware Corp. (1)	464,090	3,336,807
Electronic Arts Inc. (1)	366,546	20,750,169
First Data Corp.	931,062	37,372,829
Fiserv Inc. (1)	228,813	9,827,518

IMS Health Inc.	271,108	6,715,345
Intuit Inc. (1)	221,611	9,996,872
Mercury Interactive Corp. (1)	103,302	3,962,665
Microsoft Corp.	12,013,747	298,421,475
Novell Inc. (1)	455,046	2,821,285
Oracle Corp. (1)	5,286,868	69,786,658
Parametric Technology Corp. (1)	326,247	2,081,456
Siebel Systems Inc.	616,706	5,488,683
Veritas Software Corp. (1)	510,744	12,462,154

		565,039,678

TELECOMMUNICATIONS—5.78%
ADC Telecommunications Inc. (1)	139,345	3,033,541
Alltel Corp.	391,068	24,355,715
Andrew Corp. (1)	194,188	2,477,839
AT&T Corp.	957,699	18,234,589
Avaya Inc. (1)	570,904	4,749,921
BellSouth Corp.	2,189,353	58,171,109
CenturyTel Inc.	157,098	5,440,304
CIENA Corp. (1)	693,800	1,450,042
Cisco Systems Inc. (1)	7,641,000	146,019,510
Citizens Communications Co.	406,526	5,463,709
Comverse Technology Inc. (1)	239,091	5,654,502
Corning Inc. (1)	1,732,727	28,797,923
JDS Uniphase Corp. (1)	1,735,175	2,637,466
Lucent Technologies Inc. (1)	5,297,481	15,415,670
Motorola Inc.	2,932,160	53,541,242
Nextel Communications Inc. Class A (1)	1,345,663	43,478,372
QUALCOMM Inc.	1,953,270	64,477,443
Qwest Communications International Inc. (1)	2,000,472	7,421,751
SBC Communications Inc.	3,949,433	93,799,034
Scientific-Atlanta Inc.	182,010	6,055,473
Sprint Corp. (FON Group)	1,769,410	44,394,497
Tellabs Inc. (1)	536,485	4,667,420
Verizon Communications Inc.	3,308,586	114,311,646

		754,048,718

TEXTILES—0.05%
Cintas Corp.	179,181	6,916,387

		6,916,387

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	199,929	4,156,524
Mattel Inc.	492,400	9,010,920

		13,167,444

TRANSPORTATION—1.47%
Burlington Northern Santa Fe Corp.	450,296	21,199,936
CSX Corp.	258,765	11,038,915
FedEx Corp.	361,171	29,258,463
Norfolk Southern Corp.	483,195	14,959,717
Ryder System Inc.	76,811	2,811,283
Union Pacific Corp.	314,380	20,371,824
United Parcel Service Inc. Class B	1,331,880	92,112,821

		191,752,959

TOTAL COMMON STOCKS (Cost: $12,669,740,187)		13,020,194,056

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.05%
COMMERCIAL PAPER (3)—0.00%
Alpine Securitization Corp.
3.29%, 08/08/05	$355	362
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	2,383	2,379
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	5,438	5,427
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	591	589
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	2,249	2,245
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,182	1,181
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	457	456
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	426	425
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	1,182	1,180
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	1,480	1,478
Charta LLC
3.31%, 08/11/05 (4)	1,773	1,767
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	1,111	1,110
Dexia Delaware LLC
3.04%, 07/01/05	1,568	1,568
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	887	882
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	1,956	1,948
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	3,136	3,131
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	236	236
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	1,280	1,278
General Electric Capital Corp.
2.74%, 07/07/05	591	591
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	1,123	1,122
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	3,937	3,920
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	3,576	3,571
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	591	591
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	1,730	1,728
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	2,258	2,255
Nordea North America Inc.
2.74%, 07/11/05	591	591
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	2,353	2,348
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	592	592
Polonius Inc.
3.15%, 07/11/05 (4)	828	827
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	3,845	3,843

Santander Central Hispano
2.75%, 07/08/05	1,478	1,477
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	2,115	2,111
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	4,300	4,288
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	3,849	3,845
Three Pillars Funding Corp.
3.30%, 07/28/05	172	171
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	2,305	2,305
UBS Finance Delaware LLC
3.03%, 07/01/05	1,773	1,773
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,029	1,026
Yorktown Capital LLC
3.15%, 07/13/05	687	686

		67,303

FLOATING RATE NOTES (3)—0.00%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	2,199	2,199
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	2,897	2,896
American Express Centurion Bank
3.29%, 06/29/06	473	473
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	3,369	3,370
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	768	768
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	768	769
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	6,077	6,077
BMW US Capital LLC
3.19%, 07/14/06 (4)	1,182	1,182
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	4,020	4,019
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	4,422	4,422
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	296	296
Credit Suisse First Boston
3.15%, 05/09/06	1,182	1,182
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	3,547	3,546
DEPFA Bank PLC
3.42%, 03/15/06	1,182	1,182
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	2,861	2,861
Fairway Finance LLC
3.21%, 10/20/05	473	473
Fifth Third Bancorp
3.26%, 04/21/06 (4)	2,365	2,364
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	828	827
General Electric Capital Corp.
3.28%, 07/07/06	532	533
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	170	170

Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	1,360	1,359
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,182	1,182
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	3,547	3,546
HSBC Bank USA N.A.
3.57%, 05/04/06	414	414
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	5,202	5,201
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	1,241	1,242
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	4,611	4,611
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	1,773	1,773
Marshall & Ilsley Bank
3.36%, 02/20/06	1,182	1,183
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	1,773	1,773
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	1,773	1,773
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	4,374	4,375
Norddeutsche Landesbank
3.11%, 07/27/05	1,182	1,182
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	3,547	3,546
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	4,552	4,552
Principal Life Income Funding Trusts
3.21%, 05/10/06	887	887
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	3,355	3,354
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	650	650
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	6,751	6,751
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	1,182	1,182
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	1,832	1,832
SunTrust Bank
3.17%, 04/28/06	1,773	1,773
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	4,055	4,055
Toronto-Dominion Bank
3.81%, 06/20/06	1,478	1,478
UniCredito Italiano SpA
3.34%, 06/14/06	1,537	1,536
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	3,049	3,049
Wells Fargo & Co.
3.19%, 07/14/06 (4)	591	591
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	3,961	3,961
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	3,972	3,973
Winston Funding Ltd.
3.23%, 07/23/05 (4)	844	844
World Savings Bank
3.13%, 09/09/05	414	414

		113,651

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	4,729	4,729
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	6,060,344	6,060,344
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	171	171
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	414	414

		6,065,658

REPURCHASE AGREEMENTS (3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $20,082 and effective yields of 3.40% - 3.44%. (7)	$20,079	20,079
Goldman Sachs & Co. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $15,371 and effective yields of 3.43% - 3.44%. (7)	15,370	15,370
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $5,912 and an effective yield of 3.40%. (7)	5,911	5,911

		41,360

TIME DEPOSITS (3)—0.00%
American Express Centurion Bank
3.08%, 07/01/05	887	887
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,182	1,182
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,655	1,655
Credit Suisse First Boston
3.16%, 07/13/05	591	591
Deutsche Bank AG
3.31%, 07/01/05	49	49
HBOS Treasury Services PLC
3.39%, 12/14/05	709	709
Key Bank N.A.
3.34%, 07/01/05	3,547	3,547
Natexis Banques
2.98%, 08/18/05	1,182	1,182
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	2,128	2,128
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	946	946
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	828	827
US Bank N.A.
3.12%, 07/08/05	1,182	1,182
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	3,547	3,546
Wells Fargo Bank N.A.
3.04%, 07/01/05	1,182	1,182

		19,613

U.S. GOVERNMENT AGENCY NOTES (3)—0.00%
Federal National Mortgage Association
2.33%, 07/22/05	1,773	1,771

		1,771

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,309,356)		6,309,356

TOTAL INVESTMENTS IN SECURITIES — 99.89% (Cost: $12,676,049,543) (8)		13,026,503,412
Other Assets, Less Liabilities — 0.11%		14,534,003

NET ASSETS — 100.00%		$13,041,037,415

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $12,978,291,160. Net unrealized appreciation aggregated $48,212,252, of which $1,039,260,381 represented gross unrealized appreciation on securities and $991,048,129 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.82%
ADVERTISING—0.27%
Omnicom Group Inc.	91,840	$7,334,342

		7,334,342

AEROSPACE & DEFENSE—2.65%
Boeing Co. (The)	414,407	27,350,862
Lockheed Martin Corp.	202,565	13,140,392
Rockwell Collins Inc.	89,417	4,263,403
United Technologies Corp.	513,056	26,345,426

		71,100,083

AGRICULTURE—2.64%
Altria Group Inc.	1,038,153	67,126,973
UST Inc.	82,961	3,787,999

		70,914,972

AIRLINES—0.01%
Delta Air Lines Inc. (1) (2)	68,636	258,071

		258,071

APPAREL—0.61%
Coach Inc. (1)	188,837	6,339,258
Nike Inc. Class B	114,505	9,916,133

		16,255,391

AUTO PARTS & EQUIPMENT—0.06%
Goodyear Tire & Rubber Co. (The) (1) (2)	88,652	1,320,915
Visteon Corp.	62,419	376,387

		1,697,302

BEVERAGES—4.32%
Anheuser-Busch Companies Inc.	389,501	17,819,671
Brown-Forman Corp. Class B (2)	45,228	2,734,485
Coca-Cola Co. (The)	1,134,525	47,366,419
Pepsi Bottling Group Inc.	98,252	2,810,990
PepsiCo Inc.	839,399	45,268,788

		116,000,353

BIOTECHNOLOGY—1.86%
Amgen Inc. (1)	620,644	37,524,136
Genzyme Corp. (1)	126,395	7,595,076
MedImmune Inc. (1)	124,557	3,328,163
Millipore Corp. (1)	25,236	1,431,638

		49,879,013

BUILDING MATERIALS—0.14%
American Standard Companies Inc.	89,693	3,759,931

		3,759,931

CHEMICALS—1.42%
Du Pont (E.I.) de Nemours and Co.	499,532	21,484,871
Ecolab Inc.	110,010	3,559,924
Hercules Inc. (1)	55,890	790,843
International Flavors & Fragrances Inc.	44,489	1,611,392
Praxair Inc.	162,075	7,552,695
Sherwin-Williams Co. (The)	62,956	2,964,598

		37,964,323

COMMERCIAL SERVICES—1.03%
Apollo Group Inc. Class A (1)	81,856	6,402,776
Block (H & R) Inc.	82,942	4,839,666
Equifax Inc.	65,551	2,340,826
Moody’s Corp.	138,314	6,218,597
Paychex Inc. (2)	178,252	5,800,320
Robert Half International Inc.	79,795	1,992,481

		27,594,666

COMPUTERS—4.96%
Apple Computer Inc. (1)	413,160	15,208,420
Dell Inc. (1)	1,213,609	47,949,692
Gateway Inc. (1)	149,369	492,918
International Business Machines Corp.	808,731	60,007,840
Lexmark International Inc. (1)	63,567	4,121,049
Network Appliance Inc. (1)	183,606	5,190,542

		132,970,461

COSMETICS & PERSONAL CARE—4.77%
Avon Products Inc.	236,747	8,960,874
Colgate-Palmolive Co.	262,141	13,083,457
Gillette Co. (The)	500,430	25,336,771
Kimberly-Clark Corp.	239,894	15,014,965
Procter & Gamble Co.	1,240,470	65,434,792

		127,830,859

DIVERSIFIED FINANCIAL SERVICES—2.29%
American Express Co.	587,358	31,265,066
Federated Investors Inc. Class B	47,678	1,430,817
Franklin Resources Inc.	99,397	7,651,581
Schwab (Charles) Corp. (The)	571,520	6,446,746
SLM Corp.	210,324	10,684,459
T. Rowe Price Group Inc.	61,986	3,880,324

		61,358,993

ELECTRIC—0.57%
AES Corp. (The) (1)	327,214	5,359,765
TXU Corp.	120,303	9,995,976

		15,355,741

ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Emerson Electric Co.	208,933	13,085,474

		13,085,474

ELECTRONICS—0.08%
Waters Corp. (1)	59,278	2,203,363

		2,203,363

ENGINEERING & CONSTRUCTION—0.09%
Fluor Corp.	43,232	2,489,731

		2,489,731

ENTERTAINMENT—0.18%
International Game Technology Inc.	172,354	4,851,765

		4,851,765

FOOD—2.34%
Campbell Soup Co.	163,236	5,022,772
General Mills Inc.	185,463	8,677,814
Heinz (H.J.) Co.	175,641	6,221,204
Hershey Co. (The)	109,167	6,779,271
Kellogg Co.	175,258	7,788,465
McCormick & Co. Inc. NVS	68,032	2,223,286
Sara Lee Corp.	395,084	7,826,614
Sysco Corp.	317,384	11,486,127
Wrigley (William Jr.) Co.	98,350	6,770,414

		62,795,967

HAND & MACHINE TOOLS—0.13%
Black & Decker Corp.	40,149	3,607,388

		3,607,388

HEALTH CARE - PRODUCTS—7.52%
Bard (C.R.) Inc.	52,816	3,512,792
Baxter International Inc.	310,991	11,537,766
Becton, Dickinson & Co.	126,894	6,658,128
Biomet Inc.	126,217	4,372,157
Boston Scientific Corp. (1)	375,926	10,150,002
Guidant Corp.	162,929	10,965,122
Johnson & Johnson	1,490,663	96,893,095
Medtronic Inc.	606,242	31,397,273
St. Jude Medical Inc. (1)	181,694	7,923,675
Stryker Corp.	188,292	8,955,167
Zimmer Holdings Inc. (1)	123,849	9,433,578

		201,798,755

HEALTH CARE - SERVICES—1.86%
HCA Inc.	210,270	11,916,001
Quest Diagnostics Inc.	91,444	4,871,222
UnitedHealth Group Inc.	635,012	33,109,526

		49,896,749

HOME FURNISHINGS—0.02%
Maytag Corp.	40,691	637,221

		637,221

HOUSEHOLD PRODUCTS & WARES—0.50%
Avery Dennison Corp.	51,070	2,704,667
Clorox Co. (The)	77,430	4,314,400
Fortune Brands Inc.	73,024	6,484,531

		13,503,598

HOUSEWARES—0.12%
Newell Rubbermaid Inc. (2)	137,643	3,281,409

		3,281,409

INSURANCE—0.37%
Progressive Corp. (The)	99,730	9,854,321

		9,854,321

INTERNET—1.95%
eBay Inc. (1)	609,335	20,114,148
Monster Worldwide Inc. (1)	60,244	1,727,798
Symantec Corp. (1)	357,106	7,763,484
Yahoo! Inc. (1)	658,436	22,814,807

		52,420,237

IRON & STEEL—0.04%
Allegheny Technologies Inc.	44,912	990,759

		990,759

LEISURE TIME—0.26%
Harley-Davidson Inc.	142,557	7,070,827

		7,070,827

LODGING—0.67%
Harrah’s Entertainment Inc.	90,990	6,557,649
Hilton Hotels Corp.	190,484	4,543,043
Marriott International Inc. Class A	99,398	6,780,932

		17,881,624

MACHINERY—0.77%
Caterpillar Inc.	171,229	16,319,836
Rockwell Automation Inc.	87,612	4,267,581

		20,587,417

MANUFACTURING—8.18%
Danaher Corp.	138,284	7,237,785
General Electric Co.	5,317,042	184,235,505
3M Co.	385,952	27,904,330

		219,377,620

MEDIA—0.40%
Dow Jones & Co. Inc.	35,379	1,254,186
McGraw-Hill Companies Inc. (The)	187,629	8,302,583
Meredith Corp.	22,806	1,118,862

		10,675,631

MINING—0.13%
Freeport-McMoRan Copper & Gold Inc.	90,315	3,381,394

		3,381,394

OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	115,274	5,020,183

		5,020,183

OIL & GAS—7.47%
EOG Resources Inc.	119,998	6,815,886
Exxon Mobil Corp.	3,191,319	183,405,103
Sunoco Inc.	34,318	3,901,270
XTO Energy Inc.	180,727	6,142,911

		200,265,170

OIL & GAS SERVICES—1.77%
Baker Hughes Inc.	170,164	8,705,590
BJ Services Co.	81,479	4,276,018
Halliburton Co.	253,533	12,123,948
Schlumberger Ltd.	295,574	22,445,890

		47,551,446

PACKAGING & CONTAINERS—0.07%
Ball Corp.	55,013	1,978,267

		1,978,267

PHARMACEUTICALS—7.50%
Abbott Laboratories	777,731	38,116,596
Allergan Inc. (2)	65,302	5,566,342
Bristol-Myers Squibb Co. (2)	980,295	24,487,769
Express Scripts Inc. (1)	74,228	3,709,915
Forest Laboratories Inc. (1)	170,486	6,623,381
Gilead Sciences Inc. (1)	226,425	9,960,436
Hospira Inc. (1)	78,986	3,080,454
Lilly (Eli) & Co.	567,940	31,639,937
Merck & Co. Inc.	1,104,289	34,012,101
Schering-Plough Corp.	740,192	14,108,060
Wyeth	670,867	29,853,581

		201,158,572

PIPELINES—0.17%
Kinder Morgan Inc.	54,123	4,503,034

		4,503,034

REAL ESTATE INVESTMENT TRUSTS—0.30%
Simon Property Group Inc.	110,025	7,975,712

		7,975,712

RETAIL—9.66%
AutoZone Inc. (1)	32,834	3,035,832
Bed Bath & Beyond Inc. (1)	147,938	6,180,850
Best Buy Co. Inc.	149,849	10,272,149
Darden Restaurants Inc.	72,479	2,390,357
Dollar General Corp.	151,135	3,077,109
Home Depot Inc.	1,076,498	41,875,772
Limited Brands Inc.	189,594	4,061,103
Lowe’s Companies Inc.	387,147	22,539,698
Nordstrom Inc.	61,293	4,166,085
RadioShack Corp.	78,201	1,811,917
Staples Inc.	368,947	7,865,950
Starbucks Corp. (1)	195,418	10,095,294

Target Corp.	443,004	24,103,848
TJX Companies Inc.	235,528	5,735,107
Walgreen Co.	512,840	23,585,512
Wal-Mart Stores Inc.	1,677,156	80,838,919
Yum! Brands Inc.	145,118	7,557,745

		259,193,247

SEMICONDUCTORS—5.34%
Altera Corp. (1)	186,539	3,697,203
Analog Devices Inc.	185,294	6,913,319
Broadcom Corp. Class A (1)	146,630	5,206,831
Intel Corp.	3,094,529	80,643,426
Linear Technology Corp.	153,378	5,627,439
Maxim Integrated Products Inc.	164,603	6,289,481
National Semiconductor Corp.	173,997	3,833,154
NVIDIA Corp. (1)	84,019	2,244,988
PMC-Sierra Inc. (1)	90,076	840,409
Texas Instruments Inc.	833,041	23,383,461
Xilinx Inc.	175,757	4,481,803

		143,161,514

SOFTWARE—7.95%
Adobe Systems Inc.	245,149	7,016,164
Autodesk Inc.	114,991	3,952,241
Automatic Data Processing Inc.	292,670	12,283,360
Citrix Systems Inc. (1)	84,712	1,834,862
Electronic Arts Inc. (1)	153,540	8,691,899
First Data Corp.	390,432	15,671,940
IMS Health Inc.	114,314	2,831,558
Intuit Inc. (1)	92,973	4,194,012
Mercury Interactive Corp. (1)	43,114	1,653,853
Microsoft Corp.	5,037,256	125,125,439
Oracle Corp. (1)	2,217,468	29,270,578
Parametric Technology Corp. (1)	134,718	859,501

		213,385,407

TELECOMMUNICATIONS—4.26%
Avaya Inc. (1)	240,433	2,000,403
Cisco Systems Inc. (1)	3,203,553	61,219,898
Citizens Communications Co.	169,358	2,276,172
Corning Inc. (1)	726,499	12,074,413
Lucent Technologies Inc. (1)	2,223,278	6,469,739
QUALCOMM Inc.	819,267	27,044,004
Qwest Communications International Inc. (1)	837,706	3,107,889

		114,192,518

TRANSPORTATION—1.44%
United Parcel Service Inc. Class B	558,679	38,638,240

		38,638,240

TOTAL COMMON STOCKS (Cost: $2,505,497,866)		2,677,689,061

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.07%
COMMERCIAL PAPER (3)—0.00%
Alpine Securitization Corp.
3.29%, 08/08/05	$644	642
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	4,326	4,317
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	9,872	9,854
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	1,073	1,073

Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	4,083	4,076
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	2,146	2,144
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	829	828
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	773	772
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	2,146	2,142
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	2,687	2,683
Charta LLC
3.31%, 08/11/05 (4)	3,219	3,207
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	2,017	2,016
Dexia Delaware LLC
3.04%, 07/01/05	2,846	2,846
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	1,610	1,600
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	3,551	3,536
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	5,692	5,683
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	429	428
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	2,324	2,321
General Electric Capital Corp.
2.74%, 07/07/05	1,073	1,073
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	2,039	2,036
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	7,146	7,116
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	6,492	6,483
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	1,073	1,073
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	3,141	3,138
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	4,099	4,094
Nordea North America Inc.
2.74%, 07/11/05	1,073	1,072
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	4,271	4,262
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	1,074	1,074
Polonius Inc.
3.15%, 07/11/05 (4)	1,502	1,501
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	6,981	6,976
Santander Central Hispano
2.75%, 07/08/05	2,683	2,681
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	3,839	3,831
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	7,805	7,784
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	6,988	6,980
Three Pillars Funding Corp.
3.30%, 07/28/05	312	311
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	4,185	4,185
UBS Finance Delaware LLC
3.03%, 07/01/05	3,219	3,219
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,867	1,863
Yorktown Capital LLC
3.15%, 07/13/05	1,247	1,246

		122,166

FLOATING RATE NOTES (3)—0.01%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	3,992	3,992
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	5,258	5,258
American Express Centurion Bank
3.29%, 06/29/06	858	858
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	6,116	6,117
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	1,395	1,395
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	1,395	1,394
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	11,031	11,031
BMW US Capital LLC
3.19%, 07/14/06 (4)	2,146	2,146
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	7,297	7,296
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	8,026	8,026
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	537	537
Credit Suisse First Boston
3.15%, 05/09/06	2,146	2,146
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	6,438	6,438
DEPFA Bank PLC
3.42%, 03/15/06	2,146	2,146
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	5,194	5,193
Fairway Finance LLC
3.21%, 10/20/05	858	858
Fifth Third Bancorp
3.26%, 04/21/06 (4)	4,292	4,292
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	1,502	1,502
General Electric Capital Corp.
3.28%, 07/07/06	966	967
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	308	308
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	2,468	2,468
Hartford Life Global Funding Trust
3.21%, 07/15/06	2,146	2,146
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	6,438	6,438
HSBC Bank USA N.A.
3.57%, 05/04/06	751	752
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	9,443	9,442
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	2,253	2,254
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	8,370	8,371
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	3,219	3,219
Marshall & Ilsley Bank
3.36%, 02/20/06	2,146	2,148
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	3,219	3,219
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	3,219	3,219
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	7,941	7,942

Norddeutsche Landesbank
3.11%, 07/27/05	2,146	2,146
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	6,438	6,438
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	8,262	8,263
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,610	1,610
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	6,090	6,088
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	1,180	1,180
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	12,254	12,255
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	2,146	2,146
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	3,326	3,326
SunTrust Bank
3.17%, 04/28/06	3,219	3,219
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	7,361	7,360
Toronto-Dominion Bank
3.81%, 06/20/06	2,683	2,683
UniCredito Italiano SpA
3.34%, 06/14/06	2,790	2,789
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	5,535	5,535
Wells Fargo & Co.
3.19%, 07/14/06 (4)	1,073	1,073
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	7,189	7,190
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	7,211	7,211
Winston Funding Ltd.
3.23%, 07/23/05 (4)	1,532	1,532
World Savings Bank
3.13%, 09/09/05	751	751

		206,313

MONEY MARKET FUNDS— 0.06%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	8,584	8,584
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	1,496,503	1,496,503
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	311	311
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	752	752

		1,506,150

REPURCHASE AGREEMENTS (3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $36,454 and effective yields of 3.40% - 3.44%. (7)	$36,449	36,449
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $27,902 and effective yields of 3.43% - 3.44%. (7)	27,899	27,899
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $10,731 and an effective yield of 3.40%. (7)	10,730	10,730

		75,078

TIME DEPOSITS (3)—0.00%
American Express Centurion Bank
3.08%, 07/01/05	1,610	1,610
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,146	2,146
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	3,005	3,004

Credit Suisse First Boston
3.16%, 07/13/05	1,073	1,073
Deutsche Bank AG
3.31%, 07/01/05	88	88
HBOS Treasury Services PLC
3.39%, 12/14/05	1,288	1,288
Key Bank N.A.
3.34%, 07/01/05	6,438	6,438
Natexis Banques
2.98%, 08/18/05	2,146	2,146
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	3,863	3,863
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,717	1,716
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,502	1,502
US Bank N.A.
3.12%, 07/08/05	2,146	2,146
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	6,438	6,438
Wells Fargo Bank N.A.
3.04%, 07/01/05	2,146	2,146

		35,604

U.S. GOVERNMENT AGENCY NOTES (3)—0.00%
Federal National Mortgage Association
2.33%, 07/22/05	3,219	3,215

		3,215

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,948,526)		1,948,526

TOTAL INVESTMENTS IN SECURITIES — 99.89% (Cost: $2,507,446,392) (8)		2,679,637,587
Other Assets, Less Liabilities — 0.11%		2,885,533

NET ASSETS — 100.00%		$2,682,523,120

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $2,552,003,642. Net unrealized appreciation aggregated $127,633,945, of which $199,990,095 represented gross unrealized appreciation on securities and $72,356,150 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.83%
ADVERTISING—0.09%
Interpublic Group of Companies Inc. (1)	223,581	$2,723,217

		2,723,217

AEROSPACE & DEFENSE—1.32%
General Dynamics Corp.	105,987	11,609,816
Goodrich (B.F.) Co.	63,726	2,610,217
L-3 Communications Holdings Inc.	62,755	4,805,778
Northrop Grumman Corp.	190,013	10,498,218
Raytheon Co.	239,311	9,361,846

		38,885,875

AGRICULTURE—0.47%
Monsanto Co.	141,846	8,917,858
Reynolds American Inc.	61,590	4,853,292

		13,771,150

AIRLINES—0.18%
Southwest Airlines Co.	390,126	5,434,455

		5,434,455

APPAREL—0.29%
Jones Apparel Group Inc.	63,908	1,983,704
Liz Claiborne Inc.	57,466	2,284,848
Reebok International Ltd.	29,716	1,243,020
VF Corp.	52,868	3,025,107

		8,536,679

AUTO MANUFACTURERS—0.93%
Ford Motor Co.	973,443	9,968,056
General Motors Corp. (2)	299,107	10,169,638
Navistar International Corp. (1)	34,791	1,113,312
PACCAR Inc.	91,943	6,252,124

		27,503,130

AUTO PARTS & EQUIPMENT—0.30%
Cooper Tire & Rubber Co.	33,989	631,176
Dana Corp.	79,375	1,191,419
Delphi Corp.	296,555	1,378,981
Johnson Controls Inc.	101,559	5,720,818

		8,922,394

BANKS—12.52%
AmSouth Bancorp	186,844	4,857,944
Bank of America Corp.	2,127,576	97,038,741
Bank of New York Co. Inc. (The)	411,911	11,854,799
BB&T Corp.	289,109	11,555,687
Comerica Inc.	89,355	5,164,719
Compass Bancshares Inc.	65,522	2,948,490
Fifth Third Bancorp	275,965	11,372,518

First Horizon National Corp.	65,624	2,769,333
Huntington Bancshares Inc.	122,820	2,964,875
KeyCorp	215,614	7,147,604
M&T Bank Corp.	51,747	5,441,715
Marshall & Ilsley Corp.	112,606	5,005,337
Mellon Financial Corp.	223,990	6,426,273
National City Corp.	314,450	10,729,034
North Fork Bancorp Inc.	252,597	7,095,450
Northern Trust Corp.	107,591	4,905,074
PNC Financial Services Group	149,961	8,166,876
Regions Financial Corp.	245,510	8,317,879
State Street Corp.	175,154	8,451,180
SunTrust Banks Inc.	179,729	12,983,623
Synovus Financial Corp.	164,522	4,716,846
U.S. Bancorp	969,673	28,314,452
Wachovia Corp.	834,034	41,368,086
Wells Fargo & Co.	892,696	54,972,220
Zions Bancorporation	47,485	3,491,572

		368,060,327

BEVERAGES—0.23%
Coca-Cola Enterprises Inc.	186,737	4,110,081
Molson Coors Brewing Co. Class B	41,576	2,577,712

		6,687,793

BIOTECHNOLOGY—0.31%
Biogen Idec Inc. (1)	182,271	6,279,236
Chiron Corp. (1)	78,298	2,731,817

		9,011,053

BUILDING MATERIALS—0.37%
Masco Corp.	229,529	7,289,841
Vulcan Materials Co.	54,067	3,513,814

		10,803,655

CHEMICALS—1.70%
Air Products & Chemicals Inc.	121,263	7,312,159
Ashland Inc.	35,446	2,547,504
Dow Chemical Co. (The)	508,491	22,643,104
Eastman Chemical Co.	42,479	2,342,717
Engelhard Corp.	63,917	1,824,830
Great Lakes Chemical Corp.	27,490	865,110
PPG Industries Inc.	90,856	5,702,123
Rohm & Haas Co.	102,148	4,733,538
Sigma-Aldrich Corp.	36,405	2,040,136

		50,011,221

COMMERCIAL SERVICES—0.83%
Cendant Corp.	556,442	12,447,608
Convergys Corp. (1)	75,044	1,067,126
Donnelley (R.R.) & Sons Co.	112,932	3,897,283
McKesson Corp.	156,129	6,993,018

		24,405,035

COMPUTERS—2.82%
Affiliated Computer Services Inc. Class A (1)	66,959	3,421,605
Computer Sciences Corp. (1)	97,458	4,258,915
Electronic Data Systems Corp.	274,407	5,282,335
EMC Corp. (1)	1,271,333	17,429,975
Hewlett-Packard Co.	1,527,066	35,901,322
NCR Corp. (1)	98,780	3,469,154
Sun Microsystems Inc. (1)	1,801,423	6,719,308
SunGard Data Systems Inc. (1)	153,495	5,398,419

Unisys Corp. (1)	179,001	1,133,076

		83,014,109

COSMETICS & PERSONAL CARE—0.07%
Alberto-Culver Co.	45,173	1,957,346

		1,957,346

DISTRIBUTION & WHOLESALE—0.21%
Genuine Parts Co.	92,359	3,795,031
Grainger (W.W.) Inc.	44,156	2,419,307

		6,214,338

DIVERSIFIED FINANCIAL SERVICES—13.66%
Bear Stearns Companies Inc. (The)	60,122	6,249,081
Capital One Financial Corp.	133,350	10,669,333
CIT Group Inc.	111,421	4,787,760
Citigroup Inc.	2,752,147	127,231,756
Countrywide Financial Corp.	310,859	12,002,266
E*TRADE Financial Corp. (1)	195,169	2,730,414
Federal Home Loan Mortgage Corp.	365,325	23,830,150
Federal National Mortgage Association	512,097	29,906,465
Goldman Sachs Group Inc. (The)	233,791	23,851,358
Janus Capital Group Inc.	120,208	1,807,928
JP Morgan Chase & Co.	1,861,569	65,750,617
Lehman Brothers Holdings Inc.	146,309	14,525,558
MBNA Corp.	670,765	17,547,212
Merrill Lynch & Co. Inc.	500,083	27,509,566
Morgan Stanley	579,654	30,414,445
Providian Financial Corp. (1)	155,564	2,742,593

		401,556,502

ELECTRIC—5.85%
Allegheny Energy Inc. (1)	85,919	2,166,877
Ameren Corp.	107,525	5,946,132
American Electric Power Co. Inc.	203,109	7,488,629
Calpine Corp. (1) (2)	283,894	965,240
CenterPoint Energy Inc.	153,541	2,028,277
Cinergy Corp.	104,881	4,700,766
CMS Energy Corp. (1)	115,619	1,741,222
Consolidated Edison Inc.	128,571	6,022,266
Constellation Energy Group Inc.	93,883	5,416,110
Dominion Resources Inc.	180,176	13,223,117
DTE Energy Co.	92,083	4,306,722
Duke Energy Corp.	490,359	14,578,373
Edison International	172,312	6,987,252
Entergy Corp.	112,195	8,476,332
Exelon Corp.	353,959	18,168,715
FirstEnergy Corp.	174,457	8,393,126
FPL Group Inc.	207,310	8,719,459
NiSource Inc.	143,742	3,554,740
PG&E Corp.	195,738	7,348,005
Pinnacle West Capital Corp.	51,991	2,311,000
PPL Corp.	100,353	5,958,961
Progress Energy Inc.	131,519	5,949,920
Public Service Enterprise Group Inc.	126,264	7,679,376
Southern Co. (The)	393,717	13,650,168
TECO Energy Inc.	109,407	2,068,886
Xcel Energy Inc.	212,716	4,152,216

		172,001,887

ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
American Power Conversion Corp.	95,856	2,261,243
Molex Inc.	88,835	2,313,263

		4,574,506

ELECTRONICS—0.94%
Agilent Technologies Inc. (1)	228,678	5,264,168
Applera Corp. - Applied Biosystems Group	104,312	2,051,817
Fisher Scientific International Inc. (1)	63,516	4,122,188
Jabil Circuit Inc. (1)	97,337	2,991,166
Parker Hannifin Corp.	63,619	3,945,014
PerkinElmer Inc.	68,526	1,295,141
Sanmina-SCI Corp. (1)	277,724	1,519,150
Solectron Corp. (1)	514,123	1,948,526
Symbol Technologies Inc.	128,278	1,266,104
Tektronix Inc.	46,947	1,092,457
Thermo Electron Corp. (1)	85,210	2,289,593

		27,785,324

ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc. (1)	143,646	1,139,113
Waste Management Inc.	300,613	8,519,372

		9,658,485

FOOD—1.10%
Albertson’s Inc.	194,858	4,029,663
Archer-Daniels-Midland Co.	329,902	7,053,305
ConAgra Foods Inc.	273,909	6,343,732
Kroger Co. (1)	385,706	7,339,985
Safeway Inc.	237,039	5,354,711
SUPERVALU Inc.	71,939	2,345,931

		32,467,327

FOREST PRODUCTS & PAPER—0.92%
Georgia-Pacific Corp.	137,550	4,374,090
International Paper Co.	259,571	7,841,640
Louisiana-Pacific Corp.	58,604	1,440,486
MeadWestvaco Corp.	98,553	2,763,426
Temple-Inland Inc.	65,818	2,445,139
Weyerhaeuser Co.	129,528	8,244,457

		27,109,238

GAS—0.37%
KeySpan Corp.	91,439	3,721,567
Nicor Inc.	23,399	963,337
Peoples Energy Corp.	20,072	872,329
Sempra Energy	126,536	5,227,202

		10,784,435

HAND & MACHINE TOOLS—0.10%
Snap-On Inc.	30,564	1,048,345
Stanley Works (The)	39,818	1,813,312

		2,861,657

HEALTH CARE - PRODUCTS—0.08%
Bausch & Lomb Inc.	28,365	2,354,295

		2,354,295

HEALTH CARE - SERVICES—1.72%
Aetna Inc.	153,692	12,728,771
Health Management Associates Inc. Class A	130,364	3,412,930
Humana Inc. (1)	85,576	3,400,790
Laboratory Corp. of America Holdings (1)	71,271	3,556,423
Manor Care Inc.	45,657	1,813,953
Tenet Healthcare Corp. (1)	247,747	3,032,423
WellPoint Inc. (1)	324,068	22,568,096

		50,513,386

HOME BUILDERS—0.46%
Centex Corp.	67,655	4,781,179
KB Home	44,053	3,358,160
Pulte Homes Inc.	62,744	5,286,182

		13,425,521

HOME FURNISHINGS—0.17%
Leggett & Platt Inc.	100,431	2,669,456
Whirlpool Corp.	35,373	2,480,001

		5,149,457

INSURANCE—8.83%
ACE Ltd.	152,037	6,818,859
AFLAC Inc.	265,479	11,489,931
Allstate Corp. (The)	353,568	21,125,688
Ambac Financial Group Inc.	57,333	3,999,550
American International Group Inc.	1,372,829	79,761,365
AON Corp.	168,064	4,208,323
Chubb Corp.	103,318	8,845,054
CIGNA Corp.	69,268	7,413,754
Cincinnati Financial Corp.	88,239	3,490,735
Hartford Financial Services Group Inc.	156,900	11,732,982
Jefferson-Pilot Corp.	71,973	3,628,879
Lincoln National Corp.	91,952	4,314,388
Loews Corp.	84,423	6,542,782
Marsh & McLennan Companies Inc.	281,845	7,807,106
MBIA Inc.	71,686	4,251,697
MetLife Inc.	388,015	17,437,394
MGIC Investment Corp.	49,973	3,259,239
Principal Financial Group Inc.	155,490	6,515,031
Prudential Financial Inc.	276,195	18,134,964
SAFECO Corp.	67,405	3,662,788
St. Paul Travelers Companies Inc.	356,400	14,088,492
Torchmark Corp.	55,140	2,878,308
UNUMProvident Corp.	157,453	2,884,539
XL Capital Ltd. Class A	74,099	5,514,448

		259,806,296

IRON & STEEL—0.20%
Nucor Corp.	84,719	3,864,881
United States Steel Corp. (2)	60,367	2,074,814

		5,939,695

LEISURE TIME—0.64%
Brunswick Corp.	51,303	2,222,446
Carnival Corp.	278,836	15,210,504
Sabre Holdings Corp.	69,507	1,386,665

		18,819,615

LODGING—0.23%
Starwood Hotels & Resorts Worldwide Inc.	114,303	6,694,727

		6,694,727

MACHINERY—0.35%
Cummins Inc.	23,034	1,718,567
Deere & Co.	130,451	8,543,236

		10,261,803

MANUFACTURING—3.19%
Cooper Industries Ltd.	49,095	3,137,171
Dover Corp.	107,844	3,923,365

Eastman Kodak Co.	151,828	4,076,582
Eaton Corp.	79,769	4,778,163
Honeywell International Inc.	451,226	16,528,408
Illinois Tool Works Inc.	144,391	11,505,075
Ingersoll-Rand Co. Class A	89,209	6,365,062
ITT Industries Inc.	48,826	4,766,882
Pall Corp.	65,750	1,996,170
Textron Inc.	71,437	5,418,496
Tyco International Ltd.	1,068,339	31,195,499

		93,690,873

MEDIA—6.42%
Clear Channel Communications Inc.	269,860	8,346,770
Comcast Corp. Class A (1)	1,166,846	35,822,172
Gannett Co. Inc.	131,436	9,349,043
Knight Ridder Inc.	39,332	2,412,625
New York Times Co. Class A	76,935	2,396,525
News Corp. Class A	1,526,025	24,691,085
Time Warner Inc. (1) (2)	2,478,754	41,419,979
Tribune Co.	157,739	5,549,258
Univision Communications Inc. Class A (1)	153,895	4,239,807
Viacom Inc. Class B	853,036	27,314,213
Walt Disney Co. (The)	1,080,016	27,194,803

		188,736,280

MINING—0.88%
Alcoa Inc.	461,414	12,056,748
Newmont Mining Corp.	235,871	9,206,045
Phelps Dodge Corp.	51,234	4,739,145

		26,001,938

OFFICE & BUSINESS EQUIPMENT—0.24%
Xerox Corp. (1)	506,784	6,988,551

		6,988,551

OIL & GAS—7.68%
Amerada Hess Corp.	45,404	4,835,980
Anadarko Petroleum Corp.	124,733	10,246,816
Apache Corp.	173,596	11,214,302
Burlington Resources Inc.	203,986	11,268,187
Chevron Corp.	1,110,067	62,074,947
ConocoPhillips	736,609	42,347,651
Devon Energy Corp.	250,676	12,704,260
Kerr-McGee Corp.	61,605	4,701,078
Marathon Oil Corp.	183,997	9,819,920
Nabors Industries Ltd. (1)	78,654	4,768,005
Noble Corp.	71,840	4,418,878
Occidental Petroleum Corp.	210,665	16,206,458
Rowan Companies Inc.	57,227	1,700,214
Transocean Inc. (1)	172,490	9,309,285
Unocal Corp.	143,751	9,351,003
Valero Energy Corp.	135,859	10,747,805

		225,714,789

OIL & GAS SERVICES—0.15%
National Oilwell Varco Inc. (1)	90,984	4,325,379

		4,325,379

PACKAGING & CONTAINERS—0.18%
Bemis Co. Inc.	56,629	1,502,934
Pactiv Corp. (1)	78,866	1,701,928
Sealed Air Corp. (1)	44,251	2,203,257

		5,408,119

PHARMACEUTICALS—5.09%
AmerisourceBergen Corp.	55,767	3,856,288
Cardinal Health Inc.	226,612	13,048,319
Caremark Rx Inc. (1)	240,047	10,686,892
King Pharmaceuticals Inc. (1)	127,985	1,333,604
Medco Health Solutions Inc. (1)	146,585	7,821,776
Mylan Laboratories Inc.	142,514	2,741,969
Pfizer Inc.	3,933,599	108,488,660
Watson Pharmaceuticals Inc. (1)	58,230	1,721,279

		149,698,787

PIPELINES—0.36%
Dynegy Inc. Class A (1)	175,263	851,778
El Paso Corp.	340,837	3,926,442
Williams Companies Inc.	301,890	5,735,910

		10,514,130

REAL ESTATE INVESTMENT TRUSTS—0.90%
Apartment Investment & Management Co. Class A	50,479	2,065,601
Archstone-Smith Trust	105,268	4,065,450
Equity Office Properties Trust	215,555	7,134,871
Equity Residential	151,577	5,581,065
Plum Creek Timber Co. Inc.	97,382	3,534,967
ProLogis	98,706	3,971,929

		26,353,883

RETAIL—3.74%
AutoNation Inc. (1)	118,267	2,426,839
Big Lots Inc. (1)	60,026	794,744
Circuit City Stores Inc.	101,282	1,751,166
Costco Wholesale Corp.	252,655	11,323,997
CVS Corp.	428,479	12,455,885
Dillard’s Inc. Class A	37,811	885,534
Family Dollar Stores Inc.	88,144	2,300,558
Federated Department Stores Inc.	90,134	6,605,020
Gap Inc. (The)	400,796	7,915,721
Kohl’s Corp. (1)	172,578	9,648,836
May Department Stores Co. (The)	158,374	6,360,300
McDonald’s Corp.	670,633	18,610,066
Office Depot Inc. (1)	167,015	3,814,623
OfficeMax Inc.	37,313	1,110,808
Penney (J.C.) Co. Inc. (Holding Co.)	139,341	7,326,550
Sears Holdings Corp. (1)	54,077	8,104,520
Tiffany & Co.	76,109	2,493,331
Toys R Us Inc. (1)	117,115	3,101,205
Wendy’s International Inc.	60,767	2,895,548

		109,925,251

SAVINGS & LOANS—1.12%
Golden West Financial Corp.	149,519	9,626,033
Sovereign Bancorp Inc.	193,054	4,312,826
Washington Mutual Inc.	464,041	18,881,828

		32,820,687

SEMICONDUCTORS—1.25%
Advanced Micro Devices Inc. (1)	208,837	3,621,234
Applied Materials Inc.	869,864	14,074,400
Applied Micro Circuits Corp. (1)	162,678	416,456
Freescale Semiconductor Inc. Class B (1)	212,591	4,502,677
KLA-Tencor Corp.	104,114	4,549,782
LSI Logic Corp. (1)	204,939	1,739,932

Micron Technology Inc. (1)	325,204	3,320,333
Novellus Systems Inc.	73,172	1,808,080
QLogic Corp. (1)	48,035	1,482,840
Teradyne Inc. (1)	103,449	1,238,285

		36,754,019

SOFTWARE—0.84%
BMC Software Inc. (1)	117,100	2,101,945
Computer Associates International Inc.	281,497	7,735,538
Compuware Corp. (1)	205,269	1,475,884
Fiserv Inc. (1)	101,264	4,349,289
Novell Inc. (1)	201,230	1,247,626
Siebel Systems Inc.	273,138	2,430,928
Veritas Software Corp. (1)	226,038	5,515,327

		24,856,537

TELECOMMUNICATIONS—7.25%
ADC Telecommunications Inc. (1)	61,374	1,336,112
Alltel Corp.	173,073	10,778,986
Andrew Corp. (1)	85,808	1,094,910
AT&T Corp.	423,760	8,068,390
BellSouth Corp.	968,765	25,740,086
CenturyTel Inc.	69,544	2,408,309
CIENA Corp. (1)	304,277	635,939
Comverse Technology Inc. (1)	105,881	2,504,086
JDS Uniphase Corp. (1)	764,993	1,162,789
Motorola Inc.	1,297,455	23,691,528
Nextel Communications Inc. Class A (1)	595,304	19,234,272
SBC Communications Inc.	1,747,556	41,504,455
Scientific-Atlanta Inc.	80,565	2,680,398
Sprint Corp. (FON Group)	782,748	19,639,147
Tellabs Inc. (1)	237,492	2,066,180
Verizon Communications Inc.	1,463,986	50,580,716

		213,126,303

TEXTILES—0.10%
Cintas Corp.	79,163	3,055,692

		3,055,692

TOYS, GAMES & HOBBIES—0.20%
Hasbro Inc.	88,588	1,841,745
Mattel Inc.	217,668	3,983,324

		5,825,069

TRANSPORTATION—1.50%
Burlington Northern Santa Fe Corp.	199,264	9,381,349
CSX Corp.	114,525	4,885,637
FedEx Corp.	159,784	12,944,102
Norfolk Southern Corp.	213,817	6,619,774
Ryder System Inc.	33,987	1,243,924
Union Pacific Corp.	139,099	9,013,615

		44,088,401

TOTAL COMMON STOCKS (Cost: $2,763,351,018)		2,935,590,621

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.54%
COMMERCIAL PAPER (3)—0.12%
Alpine Securitization Corp.
3.29%, 08/08/05	$19,146	19,080
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	128,641	128,381
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	293,576	293,023
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	31,910	31,796
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	121,416	121,211
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	63,821	63,766
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	24,644	24,633
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	22,979	22,955
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	63,821	63,708
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	79,912	79,787
Charta LLC
3.31%, 08/11/05 (4)	95,731	95,371
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	59,992	59,942
Dexia Delaware LLC
3.04%, 07/01/05	84,627	84,627
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	47,866	47,588
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	105,590	105,148
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	169,283	168,990
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	12,764	12,719
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	69,123	69,008
General Electric Capital Corp.
2.74%, 07/07/05	31,910	31,896
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	60,630	60,548
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	212,524	211,626
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	193,050	192,765
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	31,910	31,910
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	93,394	93,311
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	121,898	121,750
Nordea North America Inc.
2.74%, 07/11/05	31,910	31,886
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	127,004	126,763
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	31,936	31,936
Polonius Inc.
3.15%, 07/11/05 (4)	44,675	44,636
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	207,590	207,454
Santander Central Hispano
2.75%, 07/08/05	79,776	79,734

Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	114,169	113,947
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	232,117	231,492
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	207,800	207,583
Three Pillars Funding Corp.
3.30%, 07/28/05	9,280	9,257
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	124,451	124,451
UBS Finance Delaware LLC
3.03%, 07/01/05	95,731	95,731
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	55,524	55,401
Yorktown Capital LLC
3.15%, 07/13/05	37,093	37,054

		3,632,864

FLOATING RATE NOTES (3)—0.21%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	118,707	118,707
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	156,361	156,362
American Express Centurion Bank
3.29%, 06/29/06	25,528	25,528
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	181,890	181,911
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	41,484	41,484
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	41,484	41,478
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	328,040	328,037
BMW US Capital LLC
3.19%, 07/14/06 (4)	63,821	63,821
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	216,991	216,970
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	238,690	238,674
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	15,955	15,955
Credit Suisse First Boston
3.15%, 05/09/06	63,821	63,821
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	191,463	191,452
DEPFA Bank PLC
3.42%, 03/15/06	63,821	63,821
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	154,447	154,453
Fairway Finance LLC
3.21%, 10/20/05	25,528	25,528
Fifth Third Bancorp
3.26%, 04/21/06 (4)	127,642	127,642
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	44,675	44,676
General Electric Capital Corp.
3.28%, 07/07/06	28,719	28,750
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	9,168	9,168
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	73,394	73,394

Hartford Life Global Funding Trust
3.21%, 07/15/06	63,821	63,821
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	191,463	191,463
HSBC Bank USA N.A.
3.57%, 05/04/06	22,337	22,353
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	280,812	280,814
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	67,012	67,012
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	248,902	248,938
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	95,731	95,731
Marshall & Ilsley Bank
3.36%, 02/20/06	63,821	63,870
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	95,731	95,731
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	95,731	95,724
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	236,138	236,170
Norddeutsche Landesbank
3.11%, 07/27/05	63,821	63,819
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	191,463	191,463
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	245,711	245,711
Principal Life Income Funding Trusts
3.21%, 05/10/06	47,866	47,868
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	181,092	181,041
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	35,102	35,097
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	364,418	364,428
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	63,821	63,821
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	98,922	98,900
SunTrust Bank
3.17%, 04/28/06	95,731	95,731
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	218,906	218,893
Toronto-Dominion Bank
3.81%, 06/20/06	79,776	79,784
UniCredito Italiano SpA
3.34%, 06/14/06	82,967	82,939
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	164,605	164,605
Wells Fargo & Co.
3.19%, 07/14/06 (4)	31,910	31,914
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	213,800	213,792
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	214,438	214,431
Winston Funding Ltd.
3.23%, 07/23/05 (4)	45,568	45,568
World Savings Bank
3.13%, 09/09/05	22,337	22,337

		6,135,401

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	255,284	255,284
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	2,369,669	2,369,669
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	9,245	9,245
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	22,373	22,373

		2,656,571

REPURCHASE AGREEMENTS (3)—0.08%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $1,084,074 and effective yields of 3.40% - 3.44%. (7)	$1,083,971	1,083,971
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $829,752 and effective yields of 3.43% - 3.44%. (7)	829,673	829,673
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $319,135 and an effective yield of 3.40%. (7)	319,105	319,105

		2,232,749

TIME DEPOSITS (3)—0.04%
American Express Centurion Bank
3.08%, 07/01/05	47,866	47,866
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	63,821	63,821
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	89,349	89,349
Credit Suisse First Boston
3.16%, 07/13/05	31,910	31,910
Deutsche Bank AG
3.31%, 07/01/05	2,624	2,624
HBOS Treasury Services PLC
3.39%, 12/14/05	38,293	38,293
Key Bank N.A.
3.34%, 07/01/05	191,463	191,463
Natexis Banques
2.98%, 08/18/05	63,821	63,821
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	114,878	114,875
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	51,057	51,056
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	44,675	44,674
US Bank N.A.
3.12%, 07/08/05	63,821	63,821
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	191,463	191,462
Wells Fargo Bank N.A.
3.04%, 07/01/05	63,821	63,821

		1,058,856

U.S. GOVERNMENT AGENCY NOTES (3)—0.00%
Federal National Mortgage Association
2.33%, 07/22/05	95,731	95,602

		95,602

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,812,043)		15,812,043

TOTAL INVESTMENTS IN SECURITIES — 100.37% (Cost: $2,779,163,061) (8)		2,951,402,664
Other Assets, Less Liabilities — (0.37%)		(10,898,271)

NET ASSETS — 100.00%		$2,940,504,393

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $2,810,784,266. Net unrealized appreciation aggregated $140,618,398, of which $282,294,119 represented gross unrealized appreciation on securities and $141,675,721 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.36%
AUSTRIA—0.12%
OMV AG	3,100	$1,351,047

		1,351,047

BELGIUM—1.75%
AGFA Gevaert NV (1)	17,670	488,811
Dexia Group (1)	139,810	3,082,242
Electrabel SA (1)	5,580	2,439,385
Fortis	230,950	6,416,811
Groupe Bruxelles Lambert SA (1)	13,950	1,209,221
InBev NV	31,312	1,060,283
KBC Groupe SA (1)	43,400	3,431,006
Solvay SA (1)	12,400	1,275,274
UCB SA	17,360	844,669

		20,247,702

DENMARK—0.75%
AP Moller - Maersk A/S	180	1,719,494
Danske Bank A/S (1)	83,390	2,509,707
Novo Nordisk A/S Class B (1)	48,050	2,447,269
TDC A/S (1)	32,860	1,409,361
Vestas Wind Systems A/S (1) (2)	39,680	659,152

		8,744,983

FINLAND—1.54%
Nokia OYJ	854,670	14,330,681
Stora Enso OYJ Class R (1)	120,590	1,544,598
UPM-Kymmene OYJ (1)	98,890	1,899,975

		17,775,254

FRANCE—14.42%
Accor SA (1)	39,370	1,847,906
Alcatel SA (1) (2)	237,770	2,610,856
Alstom (2)	812,820	806,913
Arcelor (1)	118,254	2,322,123
Assurances Generales de France (1)	13,020	1,067,132
AXA (1)	301,940	7,555,787
BNP Paribas SA (1)	151,590	10,405,722
Bouygues SA (1)	44,950	1,864,385
Cap Gemini SA (1) (2)	24,490	779,171
Carrefour SA (1)	118,110	5,733,894
Christian Dior SA (1)	12,710	986,330
Compagnie de Saint-Gobain SA (1)	61,070	3,392,849
Compagnie Generale des Etablissements Michelin Class B (1)	27,590	1,681,782
Credit Agricole SA (1)	133,300	3,382,517
Dassault Systemes SA (1)	12,400	601,233
Essilor International SA (1)	19,530	1,335,886

Etablissements Economiques du Casino Guichard-Perrachon SA (1)	8,680	610,015
European Aeronautic Defence and Space Co.	53,010	1,691,052
France Telecom SA	309,380	9,049,150
Groupe Danone (1)	47,424	4,173,988
Hermes International (1)	5,270	1,063,567
Lafarge SA (1)	32,383	2,954,058
Lagardere S.C.A. (1)	26,040	1,930,926
L’Air Liquide SA (1)	21,462	3,661,001
L’Oreal SA (1)	60,450	4,343,458
LVMH Moet Hennessy Louis Vuitton SA (1)	51,150	3,956,991
Pernod-Ricard SA (1)	10,540	1,684,353
PPR (1)	13,330	1,376,568
PSA Peugeot Citroen (1)	33,790	2,003,667
Publicis Groupe (1)	25,420	751,827
Renault SA (1)	37,820	3,337,857
Safran SA (1)	40,920	848,617
Sanofi-Aventis (1)	190,650	15,672,028
Schneider Electric SA (1)	43,400	3,276,007
Societe Generale Class A (1)	77,190	7,863,824
Societe Television Francaise (1)	24,972	664,507
Sodexho Alliance SA (1)	17,360	538,242
STMicroelectronics NV (1)	124,260	1,994,773
Suez SA (1)	181,970	4,941,373
Thales/Ex Thomson CSF (1)	14,570	592,500
Thomson SA (1)	54,042	1,295,434
Total SA (1)	122,140	28,730,906
Valeo SA (1)	13,198	592,790
Veolia Environment (1)	53,320	2,005,626
Vinci SA (1)	28,520	2,375,508
Vivendi Universal SA (1)	204,910	6,464,816

		166,819,915

GERMANY—9.70%
Adidas-Salomon AG (1)	8,680	1,455,524
Allianz AG (1)	67,580	7,770,040
Altana AG (1)	13,330	763,810
BASF AG (1)	104,160	6,935,572
Bayer AG	140,430	4,690,620
Bayerische Hypo-Und Vereinsbank AG (2)	114,080	2,970,767
Bayerische Motoren Werke AG (1)	63,550	2,902,826
Commerzbank AG	94,240	2,049,086
Continental AG (1)	27,280	1,968,051
DaimlerChrysler AG Registered (1)	160,580	6,528,159
Deutsche Bank AG (1)	104,160	8,160,015
Deutsche Boerse AG (1)	21,080	1,652,197
Deutsche Lufthansa AG (1)	87,110	1,071,471
Deutsche Post AG	116,250	2,719,059
Deutsche Telekom AG (1)	459,420	8,509,811
E.ON AG (1)	126,480	11,282,104
Epcos AG (1) (2)	10,230	128,308
Fresenius Medical Care AG (1)	6,510	556,974
Hypo Real Estate Holding AG	25,110	957,278
Infineon Technologies AG (2)	115,630	1,080,703
Linde AG (1)	15,500	1,047,467
MAN AG (1)	28,210	1,172,453
Metro AG (1)	28,210	1,400,591
MLP AG (1)	10,540	197,146
Muenchener Rueckversicherungs-Gesellschaft AG (1)	35,650	3,803,230
RWE AG (1)	90,614	5,855,884

SAP AG (1)	39,370	6,863,991
Schering AG (1)	34,258	2,110,220
Siemens AG (1)	160,270	11,707,823
ThyssenKrupp AG (1)	77,500	1,350,147
TUI AG (1)	24,800	615,194
Volkswagen AG (1)	43,472	1,990,443

		112,266,964

GREECE—0.25%
Hellenic Telecommunications Organization SA (2)	95,790	924,374
National Bank of Greece SA ADR	286,130	1,959,991

		2,884,365

IRELAND—0.85%
Allied Irish Banks PLC	168,950	3,620,346
Bank of Ireland	183,520	2,981,635
CRH PLC	102,009	2,710,764
Elan Corp. PLC (2)	80,600	551,318

		9,864,063

ITALY—5.50%
Alleanza Assicurazioni SpA (1)	92,380	1,004,322
Assicurazioni Generali SpA (1)	214,830	6,710,166
Autostrade SpA	52,390	1,392,834
Banca Fideuram SpA (1)	46,500	220,959
Banca Intesa SpA (1)	887,586	4,067,195
Banca Monte dei Paschi di Siena SpA (1)	225,447	796,295
Banca Nazionale del Lavoro SpA (1) (2)	390,910	1,351,144
Banche Popolari Unite SCRL (1)	65,100	1,292,538
Banco Popolare di Verona e Novara SCRL (1)	75,950	1,294,640
Benetton Group SpA (1)	8,511	78,567
Capitalia SpA (1)	345,340	1,935,738
Enel SpA (1)	687,918	5,996,361
Eni SpA (1)	496,930	12,820,273
Fiat SpA (1) (2)	108,810	791,702
Fineco SpA (1)	27,902	250,306
Finmeccanica SpA (1)	1,206,210	1,128,080
Luxottica Group SpA (1)	29,082	603,115
Mediaset SpA (1)	138,570	1,633,980
Mediobanca SpA (1)	104,470	1,959,123
Mediolanum SpA (1)	57,350	358,957
Pirelli & Co. SpA (1)	746,559	779,094
Riunione Adriatica di Sicurta SpA (1)	60,140	1,171,489
Sanpaolo IMI SpA (1)	220,410	3,031,295
Seat Pagine Gaille SpA (1) (2)	741,520	309,714
Snam Rete Gas SpA	152,520	817,069
Telecom Italia SpA (1)	2,165,565	6,764,092
Tiscali SpA (1) (2)	65,410	186,687
Unicredito Italiano SpA (1)	916,980	4,848,544

		63,594,279

NETHERLANDS—7.34%
ABN AMRO Holding NV	352,160	8,676,070
Aegon NV	263,810	3,420,577
Akzo Nobel NV (1)	55,936	2,206,282
ASML Holding NV (1) (2)	95,170	1,500,133
Burhmann NV	34,578	342,011
DSM NV	19,852	1,360,314
Heineken NV	44,838	1,386,391
ING Groep NV	425,320	12,033,532
Koninklijke Ahold NV (2)	304,420	2,506,113

Koninklijke KPN NV	402,166	3,378,963
Koninklijke Philips Electronics NV NYS	255,440	6,463,292
Randstad Holding NV	14,880	514,493
Reed Elsevier NV (1)	141,670	1,975,827
Royal Dutch Petroleum Co.	400,830	26,204,301
Royal Numico NV (1) (2)	33,170	1,328,402
TNT Post Group NV	77,482	1,965,185
Unilever NV CVA (1)	110,360	7,168,033
VNU NV	48,093	1,343,223
Wolters Kluwer NV CVA	60,516	1,159,032

		84,932,174

NORWAY—0.65%
Norsk Hydro ASA (1)	28,830	2,645,844
Orkla ASA (1)	36,890	1,359,860
Statoil ASA (1)	104,470	2,133,247
Telenor ASA	151,280	1,209,028
Tomra Systems ASA (1)	31,620	130,585

		7,478,564

PORTUGAL—0.52%
Banco Comercial Portugues SA Class R (1)	630,540	1,618,330
Banco Espirito Santo e Comercial de Lisboa SA	28,366	442,659
Brisa-Auto Estradas de Portugal SA (1)	88,970	699,048
CIMPOR-Cimentos de Portugal SGPS SA (1)	62,620	351,763
Energias de Portugal SA	433,637	1,091,964
Portugal Telecom SGPS SA (1)	196,230	1,862,516

		6,066,280

SPAIN—5.80%
Abertis Infraestructuras SA (1)	64,790	1,652,689
Acerinox SA	39,680	541,395
Actividades de Construcciones y Servicios SA (1)	48,507	1,358,896
Altadis SA	54,870	2,303,071
Amadeus Global Travel Distribution SA Class A	58,590	512,838
Banco Bilbao Vizcaya Argentaria SA	647,900	10,008,691
Banco Popular Espanol SA (1)	182,900	2,212,065
Banco Santander Central Hispano SA (1)	1,204,660	13,986,264
Bankinter SA (1)	13,950	714,386
Endesa SA (1)	197,470	4,640,292
Gas Natural SDG SA (1)	38,130	1,125,432
Grupo Ferrovial SA (1)	10,850	700,125
Iberdrola SA (1)	150,970	3,988,081
Industria de Diseno Textil SA (1)	41,230	1,062,193
Repsol YPF SA (1)	189,410	4,852,183
Telefonica SA (1)	985,576	16,155,760
Union Fenosa SA (1)	41,540	1,267,821

		67,082,182

SWEDEN—3.18%
ASSA Abloy AB Class B (1)	62,000	797,931
Atlas Copco AB Class A	65,100	1,033,737
Electrolux AB Class B (1)	54,870	1,169,921
ForeningsSparbanken AB (1)	77,500	1,702,053
Hennes & Mauritz AB Class B (1)	90,210	3,176,836
Holmen AB Class B (1)	9,920	268,041
Nordea AB (1)	445,470	4,050,272
Sandvik AB (1)	44,640	1,660,648
Securitas AB Class B (1)	62,000	1,036,119
Skandia Forsakrings AB (1)	206,460	1,134,229
Skandinaviska Enskilda Banken AB Class A (1)	93,000	1,548,224

Skanska AB Class B (1)	75,645	934,792
SKF AB (1)	74,400	762,202
Svenska Cellulosa AB Class B (1)	36,890	1,181,017
Svenska Handelsbanken AB Class A (1)	104,470	2,133,829
Swedish Match AB	60,140	683,501
Telefonaktiebolaget LM Ericsson Class B (1)	2,857,270	9,184,010
TeliaSonera AB (1)	362,080	1,729,501
Volvo AB Class A (1)	20,460	806,982
Volvo AB Class B (1)	43,090	1,754,733

		36,748,578

SWITZERLAND—9.52%
ABB Ltd. (1) (2)	359,600	2,357,849
Adecco SA	24,180	1,102,265
Baloise Holding Registered	10,230	511,061
Ciba Specialty Chemicals AG	12,556	732,131
Clariant AG Registered (2)	46,810	622,988
Compagnie Financiere Richemont AG	99,983	3,363,724
Credit Suisse Group (1)	216,380	8,537,982
Givaudan SA Registered	1,216	707,617
Holcim Ltd.	33,480	2,038,436
Nestle SA	77,810	19,921,692
Novartis AG	470,580	22,425,188
Roche Holding AG Bearer	5,181	738,063
Roche Holding AG Genusschein (1)	135,470	17,151,849
Serono SA	1,216	777,382
Swatch Group AG (The) Class B (1)	6,510	914,683
Swiss Life Holding (1) (2)	5,270	696,030
Swiss Re	62,620	3,851,734
Swisscom AG	3,952	1,289,467
Syngenta AG (2)	20,460	2,106,529
UBS AG Registered	196,850	15,365,701
Zurich Financial Services AG (2)	28,574	4,924,783

		110,137,154

UNITED KINGDOM—37.47%
Aegis Group PLC	232,500	414,661
Alliance & Leicester PLC	88,350	1,385,676
Allied Domecq PLC (1)	211,110	2,554,228
AMVESCAP PLC	163,680	976,983
Anglo American PLC	287,370	6,742,611
ARM Holdings PLC	247,690	502,798
Associated British Foods PLC	68,200	1,009,133
AstraZeneca PLC	313,720	12,995,387
Aviva PLC	456,940	5,094,442
AWG PLC	30,454	525,130
BAA PLC	207,390	2,304,764
BAE Systems PLC	622,480	3,202,243
Barclays PLC (3)	1,244,340	12,389,968
BBA Group PLC	94,860	524,548
BG Group PLC	682,620	5,616,151
BHP Billiton PLC	475,230	6,065,001
BOC Group PLC	95,790	1,723,856
Boots Group PLC	142,910	1,560,009
BP PLC	4,089,520	42,588,811
BPB PLC	98,580	934,742
Brambles Industries PLC	137,330	753,241
British Airways PLC (2)	101,990	481,710
British American Tobacco PLC	296,670	5,721,804
British Land Co. PLC	100,750	1,581,963
British Sky Broadcasting Group PLC	238,390	2,254,019

BT Group PLC	1,633,080	6,732,593
Bunzl PLC	68,716	641,716
Cable & Wireless PLC	455,080	1,215,405
Cadbury Schweppes PLC	395,870	3,782,046
Capita Group PLC	127,720	842,469
Carnival PLC	32,240	1,830,165
Centrica PLC	726,020	3,015,889
Cobham PLC	19,840	503,205
Compass Group PLC	434,310	1,825,533
Cookson Group PLC (2)	33,945	185,881
Cookson Group PLC Deferred (2) (4)	108,864	—
Corus Group PLC (2)	818,710	616,349
Corus Group PLC Deferred (2) (4)	315,252	57
Daily Mail and General Trust PLC Class A	59,830	705,118
Diageo PLC	574,740	8,478,486
Dimension Data Holdings PLC (2)	231,880	135,081
Dixons Group PLC	384,710	1,082,630
Electrocomponents PLC	93,310	402,245
EMAP PLC	48,360	674,393
EMI Group PLC	152,830	695,808
Enterprise Inns PLC	66,960	1,000,987
Exel PLC	56,110	853,876
FirstGroup PLC	80,290	473,843
FKI PLC	123,690	215,611
Friends Provident PLC	425,010	1,386,493
Gallaher Group PLC	122,450	1,819,535
GKN PLC	155,310	718,234
GlaxoSmithKline PLC	1,127,470	27,302,813
Group 4 Securicor PLC (2)	214,210	564,422
GUS PLC	193,750	3,057,864
Hammerson PLC	55,490	884,724
Hanson PLC	138,570	1,332,558
Hays PLC	355,088	824,238
HBOS PLC	754,540	11,638,049
Hilton Group PLC	306,280	1,571,488
HSBC Holdings PLC	2,160,080	34,459,335
IMI PLC	75,640	565,372
Imperial Chemical Industries PLC	223,510	1,017,601
Imperial Tobacco Group PLC	140,740	3,791,609
Intercontinental Hotels Group PLC	91,534	1,155,873
Invensys PLC (2)	1,201,870	226,201
ITV PLC	803,044	1,770,482
J Sainsbury PLC	221,960	1,134,873
Johnson Matthey PLC	43,090	824,115
Kesa Electricals PLC	99,341	497,688
Kingfisher PLC	444,540	1,960,167
Land Securities Group PLC	86,952	2,166,414
Legal & General Group PLC	1,260,460	2,598,208
Lloyds TSB Group PLC	1,080,350	9,159,519
LogicaCMG PLC	142,600	446,028
Lonmin PLC	28,520	540,346
Man Group PLC	59,830	1,551,796
Marks & Spencer Group PLC	316,820	2,047,222
Misys PLC	99,820	425,835
Mitchells & Butlers PLC	105,584	632,582
National Grid Group PLC	593,030	5,750,704
Next PLC	50,220	1,358,354
Northern Rock PLC	84,320	1,201,558
O2 PLC (2)	1,734,760	4,236,654
Old Mutual PLC	728,500	1,593,076
Pearson PLC	148,499	1,750,114

Peninsular & Oriental Steam Navigation Co. PLC	149,110	847,921
Pilkington PLC	203,980	437,835
Provident Financial PLC	53,320	686,217
Prudential Corp. PLC	463,450	4,122,403
Rank Group PLC	117,490	566,500
Reckitt Benckiser PLC	117,490	3,464,287
Reed International PLC	246,760	2,364,120
Rentokil Initial PLC	366,730	1,050,109
Reuters Group PLC	270,630	1,916,108
Rexam PLC	106,640	920,850
Rio Tinto PLC	205,840	6,301,801
Rolls-Royce Group PLC (2)	305,970	1,575,382
Royal & Sun Alliance Insurance Group PLC	539,710	810,200
Royal Bank of Scotland Group PLC	611,630	18,483,891
SABMiller PLC	163,060	2,547,193
Sage Group PLC	250,790	1,005,820
Schroders PLC	23,250	315,476
Scottish & Newcastle PLC	155,930	1,296,166
Scottish & Southern Energy PLC	163,680	2,972,023
Scottish Power PLC	353,400	3,145,088
Severn Trent PLC	66,030	1,203,675
Shell Transport & Trading Co. PLC	1,853,490	18,031,719
Shire Pharmaceuticals Group PLC	96,100	1,054,197
Slough Estates PLC	80,910	756,316
Smith & Nephew PLC	182,900	1,806,393
Smith WH PLC	38,821	253,984
Smiths Group PLC	109,745	1,807,787
Spirent PLC (2)	192,820	165,898
Standard Chartered PLC	230,330	4,211,121
Tate & Lyle PLC	92,070	787,197
Tesco PLC	1,500,400	8,572,437
3i Group PLC	119,970	1,457,973
TI Automotive Ltd. (2) (4)	3,861	—
Tomkins PLC	151,900	711,994
Trinity Mirror PLC	55,490	614,682
Unilever PLC	528,550	5,101,746
United Business Media PLC	58,744	521,740
United Utilities PLC (1)	103,540	1,224,896
Vodafone Group PLC	12,309,170	30,006,458
Whitbread PLC	50,751	867,841
William Hill PLC	75,950	734,457
William Morrison Supermarkets PLC	469,030	1,563,726
Wolseley PLC	115,010	2,420,197
WPP Group PLC	238,700	2,458,043
Xstrata PLC	74,710	1,442,253
Yell Group PLC	137,020	1,044,420

		433,425,949

TOTAL COMMON STOCKS (Cost: $1,006,486,062)		1,149,419,453

Security	Shares	Value
PREFERRED STOCKS—0.19%
GERMANY—0.19%
Henkel KGaA (1)	11,160	1,000,074
Porsche AG (1)	1,550	1,166,512

		2,166,586

TOTAL PREFERRED STOCKS (Cost: $1,612,553)		2,166,586

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—26.95%
COMMERCIAL PAPER (5)—7.28%
Alpine Securitization Corp.
3.29%, 08/08/05	$443,822	442,297
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (6)	2,981,984	2,975,961
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (6)	6,805,278	6,792,466
ANZ National Bank Ltd.
2.94%, 08/15/05 (6)	739,704	736,990
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	2,814,500	2,809,756
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,479,408	1,478,126
Bryant Park Funding LLC
3.10%, 07/06/05 (6)	571,259	571,013
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (6)	532,676	532,116
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (6)	1,479,408	1,476,784
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (6)	1,852,397	1,849,507
Charta LLC
3.31%, 08/11/05 (6)	2,219,112	2,210,747
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (6)	1,390,644	1,389,487
Dexia Delaware LLC
3.04%, 07/01/05	1,961,695	1,961,695
Edison Asset Securitization LLC
3.12%, 09/06/05 (6)	1,109,556	1,103,113
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (6)	2,447,637	2,437,405
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (6)	3,924,086	3,917,311
Ford Credit Floorplan Motown
3.33%, 08/08/05 (6)	295,882	294,842
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	1,602,318	1,599,652
General Electric Capital Corp.
2.74%, 07/07/05	739,704	739,366
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	1,405,438	1,403,540
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (6)	4,926,430	4,905,605
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (6)	4,475,018	4,468,413
Liberty Street Funding Corp.
3.05%, 07/01/05 (6)	739,704	739,704
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (6)	2,164,937	2,163,011
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	2,825,670	2,822,252

Nordea North America Inc.
2.74%, 07/11/05	739,704	739,141
Park Avenue Receivables Corp.
3.25%, 07/22/05 (6)	2,944,023	2,938,447
Park Granada LLC
3.08% - 3.09%, 07/01/05 (6)	740,296	740,296
Polonius Inc.
3.15%, 07/11/05 (6)	1,035,586	1,034,680
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (6)	4,812,057	4,808,909
Santander Central Hispano
2.75%, 07/08/05	1,849,260	1,848,273
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (6)	2,646,499	2,641,333
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (6)	5,380,608	5,366,123
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (6)	4,816,939	4,811,883
Three Pillars Funding Corp.
3.30%, 07/28/05	215,121	214,588
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (6)	2,884,846	2,884,847
UBS Finance Delaware LLC
3.03%, 07/01/05	2,219,112	2,219,112
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,287,085	1,284,216
Yorktown Capital LLC
3.15%, 07/13/05	859,847	858,944

		84,211,951

FLOATING RATE NOTES (5)—12.30%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (6)	2,751,699	2,751,717
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	3,624,550	3,624,578
American Express Centurion Bank
3.29%, 06/29/06	591,763	591,763
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	4,216,314	4,216,819
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (6)	961,615	961,615
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	961,615	961,483
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (6)	7,604,159	7,604,084
BMW US Capital LLC
3.19%, 07/14/06 (6)	1,479,408	1,479,408
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	5,029,988	5,029,517
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (6)	5,532,987	5,532,637
Commodore CDO Ltd.
3.47%, 12/12/05 (6)	369,852	369,852
Credit Suisse First Boston
3.15%, 05/09/06	1,479,408	1,479,408
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	4,438,225	4,437,975
DEPFA Bank PLC
3.42%, 03/15/06	1,479,408	1,479,408
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (6)	3,580,168	3,580,301

Fairway Finance LLC
3.21%, 10/20/05	591,763	591,754
Fifth Third Bancorp
3.26%, 04/21/06 (6)	2,958,817	2,958,817
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (6)	1,035,586	1,035,620
General Electric Capital Corp.
3.28%, 07/07/06	665,734	666,451
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	212,520	212,520
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	1,701,320	1,701,319
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,479,408	1,479,408
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (6)	4,438,225	4,438,224
HSBC Bank USA N.A.
3.57%, 05/04/06	517,793	518,146
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (6)	6,509,397	6,509,424
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (6)	1,553,379	1,553,378
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (6)	5,769,692	5,770,532
Lothian Mortgages PLC
3.29%, 01/24/06 (6)	2,219,112	2,219,112
Marshall & Ilsley Bank
3.36%, 02/20/06	1,479,408	1,480,544
Metropolitan Life Global Funding I
3.14%, 07/06/06 (6)	2,219,112	2,219,112
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	2,219,112	2,218,949
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (6)	5,473,811	5,474,556
Norddeutsche Landesbank
3.11%, 07/27/05	1,479,408	1,479,371
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (6)	4,438,225	4,438,225
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	5,695,722	5,695,721
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,109,556	1,109,609
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	4,197,821	4,196,640
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (6)	813,675	813,578
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (6)	8,447,421	8,447,648
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (6)	1,479,408	1,479,408
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	2,293,083	2,292,569
SunTrust Bank
3.17%, 04/28/06	2,219,112	2,219,112
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (6)	5,074,370	5,074,059
Toronto-Dominion Bank
3.81%, 06/20/06	1,849,260	1,849,435
UniCredito Italiano SpA
3.34%, 06/14/06	1,923,231	1,922,581

Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (6)	3,815,637	3,815,637
Wells Fargo & Co.
3.19%, 07/14/06 (6)	739,704	739,786
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (6)	4,956,018	4,955,825
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (6)	4,970,812	4,970,640
Winston Funding Ltd.
3.23%, 07/23/05 (6)	1,056,298	1,056,298
World Savings Bank
3.13%, 09/09/05	517,793	517,783

		142,222,356

MONEY MARKET FUNDS—0.59%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (7)	5,917,633	5,917,633
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (3) (7)	169,584	169,584
BlackRock Temp Cash Money Market Fund 3.04% (5) (7)	214,303	214,303
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (5) (7)	518,616	518,616

		6,820,136

REPURCHASE AGREEMENTS (5)—4.47%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $25,129,478 and effective yields of 3.40% - 3.44%. (8)	$25,127,086	25,127,086
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $19,234,142 and effective yields of 3.43% - 3.44%. (8)	19,232,308	19,232,308
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $7,397,740 and an effective yield of 3.40%. (8)	7,397,042	7,397,042

		51,756,436

TIME DEPOSITS (5)—2.12%
American Express Centurion Bank
3.08%, 07/01/05	1,109,556	1,109,556
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,479,408	1,479,408
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,071,172	2,071,171
Credit Suisse First Boston
3.16%, 07/13/05	739,704	739,704
Deutsche Bank AG
3.31%, 07/01/05	60,833	60,833
HBOS Treasury Services PLC
3.39%, 12/14/05	887,645	887,645
Key Bank N.A.
3.34%, 07/01/05	4,438,225	4,438,225
Natexis Banques
2.98%, 08/18/05	1,479,408	1,479,408
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	2,662,935	2,662,869

UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,183,527	1,183,519
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,035,586	1,035,571
US Bank N.A.
3.12%, 07/08/05	1,479,408	1,479,408
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	4,438,225	4,438,224
Wells Fargo Bank N.A.
3.04%, 07/01/05	1,479,408	1,479,408

		24,544,949

U.S. GOVERNMENT AGENCY NOTES (5)—0.19%
Federal National Mortgage Association
2.33%, 07/22/05	2,219,112	2,216,103

		2,216,103

TOTAL SHORT-TERM INVESTMENTS (Cost: $311,771,931)		311,771,931

TOTAL INVESTMENTS IN SECURITIES — 126.50% (Cost: $1,319,870,546) (9)		1,463,357,970
Other Assets, Less Liabilities — (26.50%)		(306,579,511)

NET ASSETS — 100.00%		$1,156,778,459

ADR - American Depositary Receipts

NYS - New York Registered Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(9)	The cost of investments for federal income tax purposes was $1,338,501,183. Net unrealized appreciation aggregated $124,856,787, of which $153,263,439 represented gross unrealized appreciation on securities and $28,406,652 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.60%
AUSTRALIA—0.72%
BHP Billiton Ltd.	189,365	$2,619,834

		2,619,834

BELGIUM—0.46%
Fortis	60,137	1,670,872

		1,670,872

CANADA—0.32%
Alcan Inc.	19,493	584,789
Nortel Networks Corp. (1)	223,245	581,443

		1,166,232

FINLAND—1.00%
Nokia OYJ ADR (2)	218,526	3,636,273

		3,636,273

FRANCE—6.87%
Alcatel SA (1) (2)	58,201	639,082
AXA (2)	77,561	1,940,897
BNP Paribas SA (2)	40,656	2,790,785
Carrefour SA (2)	31,702	1,539,039
France Telecom SA (2)	80,828	2,364,163
L’Oreal SA (2)	15,125	1,086,763
Sanofi-Aventis (2)	49,368	4,058,204
Suez SA (2)	47,432	1,288,010
Total SA (2)	31,823	7,485,702
Vivendi Universal SA	54,934	1,733,142

		24,925,787

GERMANY—4.82%
Allianz AG (2)	17,303	1,989,420
BASF AG (2)	26,378	1,756,399
Bayer AG (2)	36,058	1,204,403
DaimlerChrysler AG Registered (2)	42,350	1,721,681
Deutsche Bank AG (2)	27,346	2,142,317
Deutsche Telekom AG (2)	121,121	2,243,518
E.ON AG (2)	32,307	2,881,807
Siemens AG (2)	41,745	3,049,498
Volkswagen AG (2)	11,059	506,356

		17,495,399

ITALY—0.49%
Assicurazioni Generali SpA (2)	56,749	1,772,542

		1,772,542

JAPAN—4.79%
Canon Inc. (2)	48,400	2,550,817
Fuji Photo Film Co. Ltd.	24,200	779,659
Hitachi Ltd.	121,000	735,980
Honda Motor Co. Ltd.	36,300	1,791,905
Ito-Yokado Co. Ltd.	12,100	401,841
Matsushita Electric Industrial Co. Ltd.	121,000	1,837,767
Mitsubishi Tokyo Financial Group Inc.	121	1,027,534
Nissan Motor Co. Ltd.	133,100	1,318,868
Sony Corp.	48,400	1,668,514
Toshiba Corp. (2)	121,000	482,646
Toyota Motor Corp.	133,100	4,768,586

		17,364,117

NETHERLANDS—4.57%
ABN AMRO Holding NV	93,533	2,304,347
Aegon NV (2)	67,639	877,011
ING Groep NV	110,594	3,129,024
Koninklijke Philips Electronics NV (2)	65,461	1,648,963
Royal Dutch Petroleum Co. NYS	104,665	6,792,758
Unilever NV NYS	28,314	1,835,597

		16,587,700

SOUTH KOREA—0.97%
Samsung Electronics Co. Ltd. GDR	14,762	3,531,808

		3,531,808

SPAIN—3.28%
Banco Bilbao Vizcaya Argentaria SA	173,272	2,676,687
Banco Santander Central Hispano SA (2)	319,924	3,714,360
Repsol YPF SA (2)	50,094	1,283,276
Telefonica SA (2)	257,972	4,228,729

		11,903,052

SWEDEN—0.67%
Telefonaktiebolaget LM Ericsson AB ADR (2)	75,383	2,408,487

		2,408,487

SWITZERLAND—5.11%
Credit Suisse Group	57,838	2,282,188
Nestle SA	20,449	5,235,557
Novartis AG	123,299	5,875,735
Swiss Re	16,577	1,019,645
UBS AG Registered	52,635	4,108,579

		18,521,704

UNITED KINGDOM—12.30%
AstraZeneca PLC	83,127	3,443,413
Barclays PLC (3)	328,757	3,273,453
BP PLC	1,074,238	11,187,259
Diageo PLC	148,588	2,191,950
GlaxoSmithKline PLC	293,304	7,102,649
HSBC Holdings PLC	564,828	9,010,591
Reuters Group PLC	74,294	526,015
Vodafone Group PLC	3,230,095	7,874,106

		44,609,436

UNITED STATES—53.23%
Altria Group Inc.	104,060	6,728,520
American International Group Inc.	130,196	7,564,388
AT&T Corp.	40,777	776,394
Bristol-Myers Squibb Co.	98,131	2,451,312
Chevron Corp.	105,270	5,886,698

Citigroup Inc. (2)	260,997	12,065,891
Coca-Cola Co. (The)	112,167	4,682,972
Colgate-Palmolive Co.	26,620	1,328,604
Dell Inc. (1)	109,021	4,307,420
Dow Chemical Co. (The)	48,400	2,155,252
Du Pont (E.I.) de Nemours and Co. (2)	50,457	2,170,156
EMC Corp. (1)	120,395	1,650,615
Exxon Mobil Corp. (2)	320,166	18,399,940
Ford Motor Co.	81,554	835,113
General Electric Co.	533,489	18,485,394
General Motors Corp. (2)	29,403	999,702
Gillette Co. (The)	44,891	2,272,831
Hewlett-Packard Co. (2)	136,004	3,197,454
Intel Corp.	312,059	8,132,258
International Business Machines Corp.	82,159	6,096,198
Johnson & Johnson	148,588	9,658,220
JP Morgan Chase & Co.	178,112	6,290,916
Kimberly-Clark Corp.	24,079	1,507,105
Lucent Technologies Inc. (1)	222,640	647,882
McDonald’s Corp.	65,340	1,813,185
Merck & Co. Inc. (2)	111,199	3,424,929
Microsoft Corp.	481,580	11,962,447
Morgan Stanley	56,144	2,945,876
News Corp. Class A	124,146	2,008,682
PepsiCo Inc.	84,216	4,541,769
Pfizer Inc.	374,737	10,335,246
Procter & Gamble Co.	126,324	6,663,591
Texas Instruments Inc.	84,458	2,370,736
3M Co.	40,172	2,904,436
Time Warner Inc. (1)	235,224	3,930,593
Tyco International Ltd.	102,608	2,996,154
United Technologies Corp.	52,151	2,677,954
Wal-Mart Stores Inc.	129,591	6,246,286

		193,113,119

TOTAL COMMON STOCKS (Cost: $356,653,444)		361,326,362

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.62%
COMMERCIAL PAPER (4)—4.21%
Alpine Securitization Corp.
3.29%, 08/08/05	$80,424	80,145
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (5)	540,360	539,268
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (5)	1,233,172	1,230,858
ANZ National Bank Ltd.
2.94%, 08/15/05 (5)	134,040	133,549
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	510,011	509,151
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	268,081	267,849
Bryant Park Funding LLC
3.10%, 07/06/05 (5)	103,517	103,472
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (5)	96,525	96,424
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (5)	268,081	267,606

Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (5)	335,670	335,146
Charta LLC
3.31%, 08/11/05 (5)	402,121	400,606
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (5)	251,996	251,787
Dexia Delaware LLC
3.04%, 07/01/05	355,475	355,475
Edison Asset Securitization LLC
3.12%, 09/06/05 (5)	201,061	199,893
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (5)	443,532	441,678
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (5)	711,077	709,849
Ford Credit Floorplan Motown
3.33%, 08/08/05 (5)	53,616	53,428
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	290,353	289,871
General Electric Capital Corp.
2.74%, 07/07/05	134,040	133,979
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	254,677	254,332
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (5)	892,710	888,936
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (5)	810,910	809,713
Liberty Street Funding Corp.
3.05%, 07/01/05 (5)	134,040	134,040
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (5)	392,304	391,955
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	512,035	511,415
Nordea North America Inc.
2.74%, 07/11/05	134,040	133,938
Park Avenue Receivables Corp.
3.25%, 07/22/05 (5)	533,481	532,470
Park Granada LLC
3.08% - 3.09%, 07/01/05 (5)	134,148	134,147
Polonius Inc.
3.15%, 07/11/05 (5)	187,657	187,492
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (5)	871,984	871,413
Santander Central Hispano
2.75%, 07/08/05	335,101	334,922
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (5)	479,567	478,630
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (5)	975,010	972,386
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (5)	872,869	871,952
Three Pillars Funding Corp.
3.30%, 07/28/05	38,982	38,885
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (5)	522,758	522,758
UBS Finance Delaware LLC
3.03%, 07/01/05	402,121	402,121
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	233,230	232,711
Yorktown Capital LLC
3.15%, 07/13/05	155,811	155,648

		15,259,898

FLOATING RATE NOTES (4)—7.10%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (5)	498,631	498,633
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	656,798	656,803
American Express Centurion Bank
3.29%, 06/29/06	107,232	107,232
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	764,031	764,123
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (5)	174,253	174,253
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	174,253	174,229
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (5)	1,377,936	1,377,923
BMW US Capital LLC
3.19%, 07/14/06 (5)	268,081	268,081
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	911,475	911,390
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (5)	1,002,623	1,002,560
Commodore CDO Ltd.
3.47%, 12/12/05 (5)	67,020	67,020
Credit Suisse First Boston
3.15%, 05/09/06	268,081	268,081
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	804,243	804,198
DEPFA Bank PLC
3.42%, 03/15/06	268,081	268,081
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (5)	648,756	648,780
Fairway Finance LLC
3.21%, 10/20/05	107,232	107,231
Fifth Third Bancorp
3.26%, 04/21/06 (5)	536,162	536,162
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (5)	187,657	187,663
General Electric Capital Corp.
3.28%, 07/07/06	120,636	120,766
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	38,510	38,510
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	308,293	308,293
Hartford Life Global Funding Trust
3.21%, 07/15/06	268,081	268,081
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (5)	804,243	804,243
HSBC Bank USA N.A.
3.57%, 05/04/06	93,828	93,892
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (5)	1,179,556	1,179,562
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (5)	281,485	281,485
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (5)	1,045,516	1,045,667
Lothian Mortgages PLC
3.29%, 01/24/06 (5)	402,121	402,121
Marshall & Ilsley Bank
3.36%, 02/20/06	268,081	268,287

Metropolitan Life Global Funding I
3.14%, 07/06/06 (5)	402,121	402,121
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	402,121	402,092
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (5)	991,900	992,035
Norddeutsche Landesbank
3.11%, 07/27/05	268,081	268,074
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (5)	804,243	804,243
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	1,032,112	1,032,112
Principal Life Income Funding Trusts
3.21%, 05/10/06	201,061	201,070
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	760,680	760,466
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (5)	147,445	147,427
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (5)	1,530,742	1,530,783
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (5)	268,081	268,081
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	415,525	415,433
SunTrust Bank
3.17%, 04/28/06	402,121	402,121
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (5)	919,518	919,460
Toronto-Dominion Bank
3.81%, 06/20/06	335,101	335,133
UniCredito Italiano SpA
3.34%, 06/14/06	348,505	348,387
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (5)	691,425	691,425
Wells Fargo & Co.
3.19%, 07/14/06 (5)	134,040	134,055
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (5)	898,071	898,036
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (5)	900,752	900,720
Winston Funding Ltd.
3.23%, 07/23/05 (5)	191,410	191,410
World Savings Bank
3.13%, 09/09/05	93,828	93,827

		25,771,861

MONEY MARKET FUNDS—0.39%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (4) (6)	1,072,324	1,072,324
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (3) (6)	215,004	215,004
BlackRock Temp Cash Money Market Fund 3.04% (4) (6)	38,833	38,833
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (4) (6)	93,977	93,977

		1,420,138

REPURCHASE AGREEMENTS (4)—2.58%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $4,553,668 and effective yields of 3.40% - 3.44%. (7)	$4,553,235	4,553,235
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,485,385 and effective yields of 3.43% - 3.44%. (7)	3,485,053	3,485,053
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,340,531 and an effective yield of 3.40%. (7)	1,340,405	1,340,405

		9,378,693

TIME DEPOSITS (4)—1.23%
American Express Centurion Bank
3.08%, 07/01/05	201,061	201,061
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	268,081	268,081
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	375,313	375,313
Credit Suisse First Boston
3.16%, 07/13/05	134,040	134,040
Deutsche Bank AG
3.31%, 07/01/05	11,023	11,023
HBOS Treasury Services PLC
3.39%, 12/14/05	160,849	160,849
Key Bank N.A.
3.34%, 07/01/05	804,243	804,243
Natexis Banques
2.98%, 08/18/05	268,081	268,081
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	482,546	482,534
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	214,465	214,464
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	187,657	187,654
US Bank N.A.
3.12%, 07/08/05	268,081	268,081
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	804,243	804,242
Wells Fargo Bank N.A.
3.04%, 07/01/05	268,081	268,081

		4,447,747

U.S. GOVERNMENT AGENCY NOTES (4)—0.11%
Federal National Mortgage Association
2.33%, 07/22/05	402,121	401,576

		401,576

TOTAL SHORT-TERM INVESTMENTS (Cost: $56,679,913)		56,679,913

TOTAL INVESTMENTS IN SECURITIES — 115.22% (Cost: $413,333,357) (8)		418,006,275
Other Assets, Less Liabilities — (15.22%)		(55,230,304)

NET ASSETS — 100.00%		$362,775,971

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $416,624,919. Net unrealized appreciation aggregated $1,381,356, of which $17,763,580 represented gross unrealized appreciation on securities and $16,382,224 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—98.58%
ARGENTINA—0.24%
Petrobras Energia Participaciones SA ADR (1)	10,935	$124,659
Tenaris SA ADR	9,240	723,215

		847,874

CANADA—8.92%
Cameco Corp.	14,448	644,663
Canadian Natural Resources Ltd.	113,904	4,129,113
Enbridge Inc.	48,552	1,385,445
EnCana Corp.	187,663	7,405,089
Husky Energy Inc.	30,492	1,213,157
Imperial Oil Ltd.	41,500	3,456,752
Nexen Inc.	24,024	729,664
Petro-Canada	41,496	2,701,915
Precision Drilling Corp. (1)	11,172	440,477
Suncor Energy Inc.	105,244	4,976,921
Talisman Energy Inc.	81,396	3,050,356
TransCanada Corp.	71,316	1,877,227

		32,010,779

CHINA—0.84%
PetroChina Co. Ltd. ADR (2)	40,908	3,004,693

		3,004,693

FRANCE—7.32%
Total SA (2)	111,711	26,277,700

		26,277,700

ITALY—3.96%
Eni SpA (2)	550,456	14,201,188

		14,201,188

JAPAN—0.57%
Nippon Oil Corp.	168,000	1,141,630
TonenGeneral Sekiyu K.K. (2)	84,000	909,665

		2,051,295

NETHERLANDS—6.23%
Royal Dutch Petroleum Co. (2)	341,820	22,346,517

		22,346,517

NORWAY—1.82%
Norsk Hydro ASA ADR	46,226	4,193,623
Statoil ASA ADR	115,248	2,339,534

		6,533,157

SPAIN—1.63%
Repsol YPF SA ADR (2)	232,176	5,834,583

		5,834,583

UNITED KINGDOM—17.78%
BG Group PLC	836,556	6,882,635
BP PLC	3,889,788	40,508,775
Shell Transport & Trading Co. PLC	1,687,224	16,414,196

		63,805,606

UNITED STATES—49.27%
Amerada Hess Corp. (2)	21,165	2,254,284
Anadarko Petroleum Corp. (2)	43,848	3,602,113
Apache Corp. (2)	67,872	4,384,531
Baker Hughes Inc. (2)	55,944	2,862,094
BJ Services Co.	26,544	1,393,029
Burlington Resources Inc. (2)	82,336	4,548,241
Chevron Corp.	310,632	17,370,541
ConocoPhillips	279,461	16,066,213
Devon Energy Corp. (2)	82,488	4,180,492
El Paso Corp. (2)	108,948	1,255,081
EOG Resources Inc.	54,199	3,078,503
Exxon Mobil Corp.	1,197,420	68,815,727
Halliburton Co. (2)	87,108	4,165,505
Kerr-McGee Corp. (2)	16,968	1,294,828
Kinder Morgan Inc. (2)	20,748	1,726,234
Marathon Oil Corp.	71,148	3,797,169
Nabors Industries Ltd. (1)	27,300	1,654,926
National Oilwell Varco Inc. (1)	25,452	1,209,988
Noble Corp.	19,824	1,219,374
Occidental Petroleum Corp. (2)	88,478	6,806,613
Rowan Companies Inc.	16,716	496,632
Schlumberger Ltd.	109,116	8,286,269
Sunoco Inc.	20,086	2,283,377
Transocean Inc. (1)	53,844	2,905,961
Unocal Corp.	65,238	4,243,732
Valero Energy Corp. (2)	39,900	3,156,489
Williams Companies Inc.	99,708	1,894,452
XTO Energy Inc.	52,500	1,784,475

		176,736,873

TOTAL COMMON STOCKS (Cost: $278,948,509)		353,650,265

Security	Shares	Value
PREFERRED STOCKS—1.08%
BRAZIL—1.08%
Petroleo Brasileiro SA ADR	84,577	3,893,925

		3,893,925

TOTAL PREFERRED STOCKS (Cost: $2,588,175)		3,893,925

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.00%
COMMERCIAL PAPER (3)—4.84%
Alpine Securitization Corp.
3.29%, 08/08/05	$91,503	91,185
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	614,795	613,553
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	1,403,042	1,400,396
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	152,505	151,945
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	580,265	579,286
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	305,009	304,745
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	117,776	117,726
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	109,822	109,706
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	305,009	304,468
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	381,908	381,312
Charta LLC
3.31%, 08/11/05 (4)	457,514	455,789
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	286,709	286,470
Dexia Delaware LLC
3.04%, 07/01/05	404,442	404,442
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	228,757	227,429
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	504,628	502,519
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	809,028	807,632
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	61,002	60,787
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	330,349	329,800
General Electric Capital Corp.
2.74%, 07/07/05	152,505	152,435
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	289,759	289,367
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	1,015,680	1,011,387
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	922,613	921,252
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	152,505	152,505
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	446,344	445,947
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	582,567	581,862
Nordea North America Inc.
2.74%, 07/11/05	152,505	152,388
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	606,968	605,819
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	152,627	152,626
Polonius Inc.
3.15%, 07/11/05 (4)	213,506	213,320
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	992,100	991,451

Santander Central Hispano
2.75%, 07/08/05	381,261	381,058
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	545,628	544,563
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	1,109,318	1,106,332
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	993,107	992,065
Three Pillars Funding Corp.
3.30%, 07/28/05	44,351	44,242
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	594,768	594,768
UBS Finance Delaware LLC
3.03%, 07/01/05	457,514	457,514
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	265,358	264,766
Yorktown Capital LLC
3.15%, 07/13/05	177,274	177,088

		17,361,945

FLOATING RATE NOTES (3)—8.17%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	567,317	567,321
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	747,272	747,279
American Express Centurion Bank
3.29%, 06/29/06	122,004	122,004
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	869,276	869,380
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	198,256	198,256
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	198,256	198,228
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	1,567,747	1,567,733
BMW US Capital LLC
3.19%, 07/14/06 (4)	305,009	305,009
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	1,037,031	1,036,934
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	1,140,734	1,140,662
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	76,252	76,252
Credit Suisse First Boston
3.15%, 05/09/06	305,009	305,009
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	915,027	914,976
DEPFA Bank PLC
3.42%, 03/15/06	305,009	305,009
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	738,122	738,150
Fairway Finance LLC
3.21%, 10/20/05	122,004	122,002
Fifth Third Bancorp
3.26%, 04/21/06 (4)	610,018	610,018
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	213,506	213,514
General Electric Capital Corp.
3.28%, 07/07/06	137,254	137,402
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	43,815	43,815

Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	350,761	350,761
Hartford Life Global Funding Trust
3.21%, 07/15/06	305,009	305,009
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	915,027	915,027
HSBC Bank USA N.A.
3.57%, 05/04/06	106,753	106,826
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	1,342,040	1,342,046
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	320,260	320,260
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	1,189,536	1,189,709
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	457,514	457,514
Marshall & Ilsley Bank
3.36%, 02/20/06	305,009	305,243
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	457,514	457,514
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	457,514	457,480
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	1,128,534	1,128,688
Norddeutsche Landesbank
3.11%, 07/27/05	305,009	305,001
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	915,027	915,027
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	1,174,285	1,174,285
Principal Life Income Funding Trusts
3.21%, 05/10/06	228,757	228,768
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	865,463	865,220
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	167,755	167,735
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	1,741,602	1,741,649
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	305,009	305,009
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	472,764	472,659
SunTrust Bank
3.17%, 04/28/06	457,514	457,514
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	1,046,181	1,046,116
Toronto-Dominion Bank
3.81%, 06/20/06	381,261	381,298
UniCredito Italiano SpA
3.34%, 06/14/06	396,512	396,378
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	786,669	786,669
Wells Fargo & Co.
3.19%, 07/14/06 (4)	152,505	152,521
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	1,021,781	1,021,741
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	1,024,831	1,024,795
Winston Funding Ltd.
3.23%, 07/23/05 (4)	217,777	217,777

World Savings Bank
3.13%, 09/09/05	106,753	106,751

		29,321,943

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	1,220,037	1,220,037
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	316,064	316,064
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	44,183	44,183
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	106,923	106,923

		1,687,207

REPURCHASE AGREEMENTS (3)—2.98%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $5,180,936 and effective yields of 3.40% - 3.44%. (7)	$5,180,443	5,180,443
Goldman Sachs Group. Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,965,497 and effective yields of 3.43% - 3.44%. (7)	3,965,119	3,965,119
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,525,190 and an effective yield of 3.40%. (7)	1,525,046	1,525,046

		10,670,608

TIME DEPOSITS (3)—1.41%
American Express Centurion Bank
3.08%, 07/01/05	228,757	228,757
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	305,009	305,009
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	427,013	427,013
Credit Suisse First Boston
3.16%, 07/13/05	152,505	152,505
Deutsche Bank AG
3.31%, 07/01/05	12,542	12,542
HBOS Treasury Services PLC
3.39%, 12/14/05	183,005	183,005
Key Bank N.A.
3.34%, 07/01/05	915,027	915,027
Natexis Banques
2.98%, 08/18/05	305,009	305,009
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	549,016	549,003
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	244,007	244,005
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	213,506	213,504
US Bank N.A.
3.12%, 07/08/05	305,009	305,009
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	915,027	915,028
Wells Fargo Bank N.A.
3.04%, 07/01/05	305,009	305,009

		5,060,425

U.S. GOVERNMENT AGENCY NOTES (3)—0.13%
Federal National Mortgage Association
2.33%, 07/22/05	457,514	456,893

		456,893

TOTAL SHORT-TERM INVESTMENTS (Cost: $64,559,021)		64,559,021

TOTAL INVESTMENTS IN SECURITIES — 117.66% (Cost: $346,095,705) (8)		422,103,211
Other Assets, Less Liabilities — (17.66%)		(63,366,773)

NET ASSETS — 100.00%		$358,736,438

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $346,198,051. Net unrealized appreciation aggregated $75,905,160, of which $75,905,160 represented gross unrealized appreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.61%
AUSTRALIA—5.01%
AMP Ltd.	30,744	$151,622
Australia and New Zealand Banking Group Ltd.	30,027	497,816
AXA Asia Pacific Holdings Ltd.	20,640	68,910
Commonwealth Bank of Australia	21,504	622,055
General Property Trust	35,112	97,689
Insurance Australia Group Ltd.	25,825	118,308
Lend Lease Corp. Ltd.	7,536	74,446
Macquarie Bank Ltd.	3,771	171,748
National Australia Bank Ltd. (1)	26,472	620,684
Promina Group Ltd.	14,232	51,096
QBE Insurance Group Ltd.	12,768	156,010
St. George Bank Ltd.	8,952	178,780
Stockland Trust Group	20,664	86,946
Suncorp-Metway Ltd.	9,072	139,063
Westfield Group	27,936	377,759
Westpac Banking Corp.	31,944	485,769

		3,898,701

BELGIUM—1.49%
Dexia Group	11,904	262,435
Fortis	18,824	523,014
Groupe Bruxelles Lambert SA	1,056	91,537
KBC Groupe SA (1)	3,535	279,461

		1,156,447

BRAZIL—0.49%
Banco Bradesco SA ADR (1)	4,608	163,077
Banco Itau Holding Financiera SA ADR (1)	1,680	155,400
Unibanco - Uniao de Bancos Brasileiros SA GDR	1,680	64,882

		383,359

CANADA—4.71%
Bank of Montreal	8,112	377,717
Bank of Nova Scotia	16,608	549,713
Brascan Corp. Class A	3,168	121,050
Canadian Imperial Bank of Commerce	5,952	368,307
Manulife Financial Corp.	12,988	620,451
National Bank of Canada	2,760	122,609
Royal Bank of Canada	10,776	667,781
Sun Life Financial Inc.	9,744	328,327
Toronto-Dominion Bank	11,352	506,428

		3,662,383

CHILE—0.10%
Banco de Chile ADR	914	32,173
Banco Santander Chile SA ADR	1,442	46,577

		78,750

DENMARK—0.30%
Danske Bank A/S (1)	7,848	236,194

		236,194

FRANCE—3.26%
Assurances Generales de France (1)	1,193	97,779
AXA (1)	25,176	630,008
BNP Paribas SA (1)	12,707	872,257
Credit Agricole SA (1)	10,996	279,026
Societe Generale Class A (1)	6,432	655,268

		2,534,338

GERMANY—3.00%
Allianz AG (1)	5,501	632,480
Bayerische Hypo-Und Vereinsbank AG (2)	9,626	250,671
Commerzbank AG	8,057	175,186
Deutsche Bank AG (1)	8,952	701,310
Deutsche Boerse AG (1)	1,896	148,604
Hypo Real Estate Holding AG	1,771	67,516
MLP AG	2,256	42,197
Muenchener Rueckversicherungs-Gesellschaft AG (1)	2,952	314,927

		2,332,891

GREECE—0.22%
National Bank of Greece SA ADR	25,422	174,141

		174,141

HONG KONG—1.21%
BOC Hong Kong Holdings Ltd.	72,000	136,158
Cheung Kong (Holdings) Ltd.	24,000	233,878
Hang Seng Bank Ltd.	16,800	229,092
Sun Hung Kai Properties Ltd.	24,000	236,965
Swire Pacific Ltd. Class A	12,000	106,133

		942,226

IRELAND—0.71%
Allied Irish Banks PLC	13,776	296,367
Bank of Ireland	15,888	258,131

		554,498

ITALY—3.40%
Alleanza Assicurazioni SpA (1)	8,808	95,757
Assicurazioni Generali SpA (1)	18,096	565,224
Banca Fideuram SpA (1)	7,344	34,897
Banca Intesa SpA (1)	74,184	339,934
Banca Monte dei Paschi di Siena SpA (1)	18,360	64,849
Banca Nazionale del Lavoro SpA (1) (2)	36,336	125,592
Banche Popolari Unite SCRL (1)	5,160	102,450
Banco Popolare di Verona e Novara SCRL (1)	6,168	105,139
Capitalia SpA (1)	31,230	175,054
Fineco SpA (1)	4,282	38,413
Mediobanca SpA (1)	9,337	175,096
Mediolanum SpA (1)	4,824	30,194
Riunione Adriatica di Sicurta SpA (1)	5,568	108,461
Sanpaolo IMI SpA (1)	19,694	270,851
Unicredito Italiano SpA (1)	78,432	414,710

		2,646,621

JAPAN—5.04%
Acom Co. Ltd.	1,920	123,195
Credit Saison Co. Ltd.	2,400	79,921
Daiwa Securities Group Inc.	24,000	148,579
Millea Holdings Inc.	24	322,715
Mitsubishi Estate Co. Ltd. (1)	24,000	264,453
Mitsubishi Tokyo Financial Group Inc.	48	407,617
Mitsui Fudosan Co. Ltd.	24,000	269,651
Mitsui Sumitomo Insurance Co. Ltd.	24,000	216,370
Mizuho Financial Group Inc.	96	434,907
Nikko Cordial Corp.	7,000	30,828
Nomura Holdings Inc.	38,400	459,857
Promise Co. Ltd.	1,200	76,997
Sompo Japan Insurance Inc.	24,000	242,577
Sumitomo Mitsui Financial Group Inc.	48	324,880
T&D Holdings Inc.	3,600	169,588
Takefuji Corp.	1,440	97,464
UFJ Holdings Inc. (2)	48	250,374

		3,919,973

NETHERLANDS—2.61%
ABN AMRO Holding NV	29,832	734,963
Aegon NV	22,753	295,017
ING Groep NV	35,424	1,002,247

		2,032,227

SINGAPORE—0.58%
DBS Group Holdings Ltd.	24,000	203,402
Oversea-Chinese Banking Corp. Ltd.	6,000	41,249
United Overseas Bank Ltd.	24,000	201,979
United Overseas Land Ltd.	2,400	3,243

		449,873

SOUTH KOREA—0.43%
Kookmin Bank ADR (2)	7,392	336,927

		336,927

SPAIN—2.98%
Banco Bilbao Vizcaya Argentaria SA (1)	55,992	864,958
Banco Popular Espanol SA	16,920	204,637
Banco Santander Central Hispano SA	101,472	1,178,103
Bankinter SA (1)	1,416	72,514

		2,320,212

SWEDEN—1.16%
ForeningsSparbanken AB (1)	6,000	131,772
Nordea AB (1)	37,776	343,464
Skandia Forsakrings AB (1)	16,320	89,657
Skandinaviska Enskilda Banken AB Class A (1)	8,712	145,034
Svenska Handelsbanken AB Class A (1)	9,336	190,690

		900,617

SWITZERLAND—3.69%
Baloise Holding Registered	1,010	50,457
Credit Suisse Group	18,312	722,560
Swiss Life Holding (2)	576	76,075
Swiss Re	5,304	326,247
UBS AG Registered	16,584	1,294,512
Zurich Financial Services AG (2)	2,352	405,372

		2,875,223

UNITED KINGDOM—12.77%
Alliance & Leicester PLC	7,320	114,806
AMVESCAP PLC	14,856	88,673
Aviva PLC	37,200	414,744
Barclays PLC (3)	103,272	1,028,285
British Land Co. PLC	8,544	134,157
Friends Provident PLC	32,280	105,306
Hammerson PLC	5,016	79,974
HBOS PLC	63,000	971,714
HSBC Holdings PLC	180,456	2,878,779
Land Securities Group PLC	7,587	189,031
Legal & General Group PLC	104,328	215,053
Lloyds TSB Group PLC	89,016	754,703
Man Group PLC	5,008	129,891
Northern Rock PLC	7,056	100,548
Old Mutual PLC	60,024	131,260
Provident Financial PLC	3,768	48,493
Prudential Corp. PLC	38,692	344,167
Royal & Sun Alliance Insurance Group PLC	48,072	72,165
Royal Bank of Scotland Group PLC	51,312	1,550,685
Schroders PLC	2,760	37,450
Slough Estates PLC	7,248	67,752
Standard Chartered PLC	18,816	344,013
3i Group PLC	10,824	131,543

		9,933,192

UNITED STATES—46.45%
ACE Ltd.	4,536	203,440
AFLAC Inc.	8,232	356,281
Allstate Corp. (The)	11,064	661,074
Ambac Financial Group Inc. (1)	1,848	128,916
American Express Co.	19,560	1,041,179
American International Group Inc.	42,000	2,440,200
AmSouth Bancorp	6,168	160,368
AON Corp.	4,962	124,248
Apartment Investment & Management Co. Class A	1,824	74,638
Archstone-Smith Trust	2,880	111,226
Bank of America Corp.	65,208	2,974,137
Bank of New York Co. Inc. (The)	12,720	366,082
BB&T Corp. (1)	8,784	351,096
Bear Stearns Companies Inc. (The)	1,824	189,587
Capital One Financial Corp.	4,152	332,202
Chubb Corp.	2,976	254,775
Cincinnati Financial Corp.	2,921	115,555
CIT Group Inc.	3,612	155,208
Citigroup Inc.	83,928	3,879,991
Comerica Inc.	2,904	167,851
Compass Bancshares Inc.	1,968	88,560
Countrywide Financial Corp.	9,504	366,949
E*TRADE Financial Corp. (2)	6,072	84,947
Equity Office Properties Trust	6,720	222,432
Equity Residential (1)	4,800	176,736
Federal Home Loan Mortgage Corp.	11,160	727,967
Federal National Mortgage Association (1)	15,576	909,638
Federated Investors Inc. Class B	1,872	56,179
Fifth Third Bancorp	8,376	345,175
First Horizon National Corp. (1)	2,328	98,242
Franklin Resources Inc.	3,528	271,585
Golden West Financial Corp. (1)	4,776	307,479
Goldman Sachs Group Inc. (The)	7,368	751,683

Hartford Financial Services Group Inc. (1)	4,800	358,944
Huntington Bancshares Inc. (1)	3,720	89,801
Janus Capital Group Inc.	3,312	49,812
Jefferson-Pilot Corp. (1)	2,328	117,378
JP Morgan Chase & Co. (1)	57,072	2,015,783
KeyCorp	6,744	223,564
Lehman Brothers Holdings Inc.	4,464	443,186
Lincoln National Corp.	2,640	123,869
Loews Corp.	2,640	204,600
M&T Bank Corp.	1,824	191,812
Marsh & McLennan Companies Inc.	8,356	231,461
Marshall & Ilsley Corp.	3,336	148,285
MBIA Inc.	2,544	150,885
MBNA Corp.	20,712	541,826
Mellon Financial Corp.	6,456	185,223
Merrill Lynch & Co. Inc.	15,144	833,071
MetLife Inc. (1)	11,904	534,966
MGIC Investment Corp.	1,752	114,265
Moody’s Corp. (1)	4,512	202,860
Morgan Stanley	17,736	930,608
National City Corp.	9,936	339,016
North Fork Bancorp Inc.	7,488	210,338
Northern Trust Corp.	3,216	146,617
Plum Creek Timber Co. Inc.	3,168	114,998
PNC Financial Services Group	4,536	247,031
Principal Financial Group Inc.	5,256	220,226
Progressive Corp. (The)	3,240	320,144
ProLogis	2,928	117,823
Providian Financial Corp. (1) (2)	4,800	84,624
Prudential Financial Inc.	8,232	540,513
Regions Financial Corp. (1)	7,848	265,890
SAFECO Corp.	2,136	116,070
Schwab (Charles) Corp. (The)	18,768	211,703
Simon Property Group Inc.	3,408	247,046
SLM Corp.	7,080	359,664
Sovereign Bancorp Inc.	6,576	146,908
St. Paul Travelers Companies Inc.	10,872	429,770
State Street Corp. (1)	5,616	270,972
SunTrust Banks Inc.	5,664	409,167
Synovus Financial Corp. (1)	5,232	150,001
T. Rowe Price Group Inc.	2,256	141,226
Torchmark Corp.	1,776	92,707
U.S. Bancorp	30,144	880,205
UNUMProvident Corp. (1)	4,992	91,453
Wachovia Corp.	25,656	1,272,538
Washington Mutual Inc. (1)	14,112	574,217
Wells Fargo & Co.	27,144	1,671,528
XL Capital Ltd. Class A (1)	2,232	166,105
Zions Bancorporation	1,584	116,472

		36,142,797

TOTAL COMMON STOCKS (Cost: $70,840,298)		77,511,590

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.89%
COMMERCIAL PAPER (4)—3.75%
Alpine Securitization Corp.
3.29%, 08/08/05	$15,371	15,318
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (5)	103,278	103,069
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (5)	235,693	235,248
ANZ National Bank Ltd.
2.94%, 08/15/05 (5)	25,619	25,525
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	97,477	97,312
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	51,238	51,193
Bryant Park Funding LLC
3.10%, 07/06/05 (5)	19,785	19,776
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (5)	18,449	18,429
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (5)	51,238	51,146
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (5)	64,156	64,056
Charta LLC
3.31%, 08/11/05 (5)	76,857	76,567
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (5)	48,163	48,123
Dexia Delaware LLC
3.04%, 07/01/05	67,941	67,941
Edison Asset Securitization LLC
3.12%, 09/06/05 (5)	38,428	38,205
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (5)	84,771	84,416
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (5)	135,906	135,672
Ford Credit Floorplan Motown
3.33%, 08/08/05 (5)	10,248	10,212
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	55,495	55,402
General Electric Capital Corp.
2.74%, 07/07/05	25,619	25,607
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	48,676	48,610
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (5)	170,622	169,900
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (5)	154,987	154,759
Liberty Street Funding Corp.
3.05%, 07/01/05 (5)	25,619	25,619
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (5)	74,980	74,913
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	97,864	97,746
Nordea North America Inc.
2.74%, 07/11/05	25,619	25,599
Park Avenue Receivables Corp.
3.25%, 07/22/05 (5)	101,963	101,770
Park Granada LLC
3.08% - 3.09%, 07/01/05 (5)	25,639	25,639
Polonius Inc.
3.15%, 07/11/05 (5)	35,866	35,835
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (5)	166,660	166,551
Santander Central Hispano
2.75%, 07/08/05	64,047	64,013

Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (5)	91,659	91,480
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (5)	186,352	185,850
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (5)	166,829	166,654
Three Pillars Funding Corp.
3.30%, 07/28/05	7,450	7,432
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (5)	99,914	99,914
UBS Finance Delaware LLC
3.03%, 07/01/05	76,857	76,857
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	44,577	44,477
Yorktown Capital LLC
3.15%, 07/13/05	29,780	29,749

		2,916,584

FLOATING RATE NOTES (4)—6.33%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (5)	95,302	95,303
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	125,532	125,534
American Express Centurion Bank
3.29%, 06/29/06	20,495	20,495
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	146,027	146,045
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (5)	33,305	33,304
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	33,305	33,300
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (5)	263,362	263,359
BMW US Capital LLC
3.19%, 07/14/06 (5)	51,238	51,238
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	174,208	174,191
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (5)	191,629	191,619
Commodore CDO Ltd.
3.47%, 12/12/05 (5)	12,809	12,809
Credit Suisse First Boston
3.15%, 05/09/06	51,238	51,238
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	153,713	153,704
DEPFA Bank PLC
3.42%, 03/15/06	51,238	51,238
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (5)	123,995	123,999
Fairway Finance LLC
3.21%, 10/20/05	20,495	20,495
Fifth Third Bancorp
3.26%, 04/21/06 (5)	102,475	102,475
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (5)	35,866	35,868
General Electric Capital Corp.
3.28%, 07/07/06	23,057	23,082
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	7,360	7,360
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	58,923	58,923

Hartford Life Global Funding Trust
3.21%, 07/15/06	51,238	51,238
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (5)	153,713	153,714
HSBC Bank USA N.A.
3.57%, 05/04/06	17,933	17,945
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (5)	225,446	225,448
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (5)	53,800	53,799
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (5)	199,827	199,856
Lothian Mortgages PLC
3.29%, 01/24/06 (5)	76,857	76,857
Marshall & Ilsley Bank
3.36%, 02/20/06	51,238	51,277
Metropolitan Life Global Funding I
3.14%, 07/06/06 (5)	76,857	76,857
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	76,857	76,851
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (5)	189,579	189,605
Norddeutsche Landesbank
3.11%, 07/27/05	51,238	51,236
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (5)	153,713	153,713
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	197,265	197,265
Principal Life Income Funding Trusts
3.21%, 05/10/06	38,428	38,430
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	145,387	145,346
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (5)	28,181	28,177
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (5)	292,567	292,576
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (5)	51,238	51,238
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	79,418	79,401
SunTrust Bank
3.17%, 04/28/06	76,857	76,857
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (5)	175,745	175,735
Toronto-Dominion Bank
3.81%, 06/20/06	64,047	64,053
UniCredito Italiano SpA
3.34%, 06/14/06	66,609	66,586
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (5)	132,150	132,150
Wells Fargo & Co.
3.19%, 07/14/06 (5)	25,619	25,622
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (5)	171,646	171,639
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (5)	172,159	172,152
Winston Funding Ltd.
3.23%, 07/23/05 (5)	36,584	36,584
World Savings Bank
3.13%, 09/09/05	17,933	17,933

		4,925,719

MONEY MARKET FUNDS—0.32%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (4) (6)	204,951	204,951
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (3) (6)	19,193	19,193
BlackRock Temp Cash Money Market Fund 3.04% (4) (6)	7,422	7,422
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (4) (6)	17,962	17,962

		249,528

REPURCHASE AGREEMENTS (4)—2.30%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $870,332 and effective yields of 3.40% - 3.44%. (7)	$870,250	870,250
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $666,154 and effective yields of 3.43% - 3.44%. (7)	666,090	666,090
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $256,213 and an effective yield of 3.40%. (7)	256,189	256,189

		1,792,529

TIME DEPOSITS (4)—1.09%
American Express Centurion Bank
3.08%, 07/01/05	38,428	38,428
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	51,238	51,238
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	71,733	71,733
Credit Suisse First Boston
3.16%, 07/13/05	25,619	25,619
Deutsche Bank AG
3.31%, 07/01/05	2,107	2,107
HBOS Treasury Services PLC
3.39%, 12/14/05	30,743	30,743
Key Bank N.A.
3.34%, 07/01/05	153,713	153,713
Natexis Banques
2.98%, 08/18/05	51,238	51,238
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	92,228	92,226
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	40,990	40,990
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	35,866	35,866
US Bank N.A.
3.12%, 07/08/05	51,238	51,238
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	153,713	153,714
Wells Fargo Bank N.A.
3.04%, 07/01/05	51,238	51,238

		850,091

U.S. GOVERNMENT AGENCY NOTES (4)—0.10%
Federal National Mortgage Association
2.33%, 07/22/05	76,857	76,752

		76,752

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,811,203)		10,811,203

TOTAL INVESTMENTS IN SECURITIES — 113.50% (Cost: $81,651,501) (8)		88,322,793
Other Assets, Less Liabilities — (13.50%)		(10,507,135)

NET ASSETS — 100.00%		$77,815,658

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $163,517,875. Net unrealized depreciation aggregated $75,195,082, of which $75,195,082 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.81%
AUSTRALIA—0.38%
CSL Ltd.	36,567	$939,884
Mayne Group Ltd.	137,700	497,519

		1,437,403

BELGIUM—0.19%
UCB SA	15,300	744,437

		744,437

CANADA—0.22%
Biovail Corp. (1)	29,223	451,181
MDS Inc.	26,622	400,156

		851,337

DENMARK—0.61%
Novo Nordisk A/S Class B	45,594	2,322,181

		2,322,181

FRANCE—4.11%
Essilor International SA (2)	16,598	1,135,332
Sanofi-Aventis (2)	177,633	14,601,990

		15,737,322

GERMANY—0.85%
Altana AG (2)	12,546	718,887
Fresenius Medical Care AG (2)	6,799	581,700
Schering AG (2)	31,749	1,955,671

		3,256,258

IRELAND—0.12%
Elan Corp. PLC (1)	68,697	469,899

		469,899

JAPAN—3.90%
Astellas Pharma Inc.	92,435	3,161,526
Daiichi Pharmaceutical Co. Ltd.	45,900	1,016,916
Eisai Co. Ltd.	45,900	1,545,050
Sankyo Co. Ltd.	76,500	1,470,490
Takeda Pharmaceutical Co. Ltd.	137,700	6,834,672
Terumo Corp.	30,600	883,675

		14,912,329

SWITZERLAND—10.06%
Novartis AG	439,875	20,961,961
Roche Holding AG Bearer	4,743	675,668
Roche Holding AG Genusschein (2)	127,143	16,097,568
Serono SA (2)	1,224	782,496

		38,517,693

UNITED KINGDOM—10.58%
AstraZeneca PLC	295,443	12,238,289
GlaxoSmithKline PLC	1,056,618	25,587,061
Shire Pharmaceuticals Group PLC	91,953	1,008,706
Smith & Nephew PLC	169,218	1,671,265

		40,505,321

UNITED STATES—68.79%
Abbott Laboratories	281,979	13,819,790
Aetna Inc.	53,550	4,435,011
Allergan Inc.	23,562	2,008,425
AmerisourceBergen Corp.	20,349	1,407,133
Amgen Inc. (1)	223,533	13,514,805
Applera Corp. - Applied Biosystems Group	36,108	710,244
Bard (C.R.) Inc.	20,502	1,363,588
Bausch & Lomb Inc.	9,792	812,736
Baxter International Inc.	112,914	4,189,109
Becton, Dickinson & Co.	46,971	2,464,568
Biogen Idec Inc. (1)	22,192	764,514
Biomet Inc.	48,348	1,674,775
Boston Scientific Corp. (1)	137,700	3,717,900
Bristol-Myers Squibb Co.	351,135	8,771,352
Cardinal Health Inc.	78,336	4,510,587
Caremark Rx Inc. (1)	82,161	3,657,808
Chiron Corp. (1)	27,999	976,885
CIGNA Corp.	23,409	2,505,465
Express Scripts Inc. (1)	28,458	1,422,331
Fisher Scientific International Inc. (1) (2)	21,114	1,370,299
Forest Laboratories Inc. (1)	61,506	2,389,508
Genzyme Corp. (1)	44,676	2,684,581
Gilead Sciences Inc. (1)	81,702	3,594,071
Guidant Corp.	57,987	3,902,525
HCA Inc. (2)	75,582	4,283,232
Health Management Associates Inc. Class A (2)	45,900	1,201,662
Hospira Inc. (1)	30,306	1,181,934
Humana Inc. (1)	28,458	1,130,921
IMS Health Inc. (2)	43,911	1,087,675
Johnson & Johnson (2)	537,183	34,916,895
King Pharmaceuticals Inc. (1)	44,982	468,712
Laboratory Corp. of America Holdings (1)	24,633	1,229,187
Lilly (Eli) & Co. (2)	204,408	11,387,570
Manor Care Inc.	16,218	644,341
McKesson Corp.	55,386	2,480,739
Medco Health Solutions Inc. (1)	49,419	2,636,998
MedImmune Inc. (1)	44,829	1,197,831
Medtronic Inc.	219,402	11,362,830
Merck & Co. Inc.	398,718	12,280,514
Millipore Corp. (1)	10,404	590,219
Mylan Laboratories Inc.	49,113	944,934
PerkinElmer Inc.	23,562	445,322
Pfizer Inc.	1,345,023	37,095,734
Quest Diagnostics Inc.	33,660	1,793,068
Schering-Plough Corp.	268,209	5,112,064
St. Jude Medical Inc. (1)	64,872	2,829,068
Stryker Corp.	69,156	3,289,059
Tenet Healthcare Corp. (1) (2)	84,150	1,029,996
Thermo Electron Corp. (1)	28,611	768,778
UnitedHealth Group Inc.	229,806	11,982,085
Waters Corp. (1)	21,879	813,242
Watson Pharmaceuticals Inc. (1)	19,890	587,948

WellPoint Inc. (1)	110,619	7,703,507
Wyeth (2)	240,363	10,696,154
Zimmer Holdings Inc. (1) (2)	44,982	3,426,279

		263,266,508

TOTAL COMMON STOCKS (Cost: $374,182,616)		382,020,688

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.36%
COMMERCIAL PAPER (3)—3.33%
Alpine Securitization Corp.
3.29%, 08/08/05	$67,159	66,934
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	451,232	450,320
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	1,029,771	1,027,832
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	111,932	111,521
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	425,889	425,171
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	223,863	223,669
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	86,443	86,405
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	80,604	80,520
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	223,863	223,466
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	280,304	279,866
Charta LLC
3.31%, 08/11/05 (4)	335,795	334,529
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	210,432	210,257
Dexia Delaware LLC
3.04%, 07/01/05	296,843	296,843
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	167,898	166,923
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	370,375	368,827
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	593,791	592,766
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	44,773	44,615
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	242,462	242,059
General Electric Capital Corp.
2.74%, 07/07/05	111,932	111,881
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	212,670	212,382
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	745,465	742,313
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	677,158	676,159
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	111,932	111,932

Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	327,597	327,305
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	427,579	427,061
Nordea North America Inc.
2.74%, 07/11/05	111,932	111,846
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	445,488	444,644
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	112,021	112,021
Polonius Inc.
3.15%, 07/11/05 (4)	156,704	156,567
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	728,158	727,682
Santander Central Hispano
2.75%, 07/08/05	279,829	279,680
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	400,467	399,686
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	814,191	812,000
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	728,897	728,132
Three Pillars Funding Corp.
3.30%, 07/28/05	32,552	32,471
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	436,534	436,534
UBS Finance Delaware LLC
3.03%, 07/01/05	335,795	335,795
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	194,761	194,327
Yorktown Capital LLC
3.15%, 07/13/05	130,112	129,975

		12,742,916

FLOATING RATE NOTES (3)—5.62%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	416,386	416,389
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	548,465	548,470
American Express Centurion Bank
3.29%, 06/29/06	89,545	89,545
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	638,011	638,087
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	145,511	145,511
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	145,511	145,491
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	1,150,658	1,150,646
BMW US Capital LLC
3.19%, 07/14/06 (4)	223,863	223,863
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	761,135	761,064
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	837,249	837,195
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	55,966	55,966
Credit Suisse First Boston
3.15%, 05/09/06	223,863	223,863
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	671,590	671,553

DEPFA Bank PLC
3.42%, 03/15/06	223,863	223,863
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	541,749	541,769
Fairway Finance LLC
3.21%, 10/20/05	89,545	89,544
Fifth Third Bancorp
3.26%, 04/21/06 (4)	447,727	447,727
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	156,704	156,709
General Electric Capital Corp.
3.28%, 07/07/06	100,739	100,847
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	32,158	32,158
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	257,443	257,443
Hartford Life Global Funding Trust
3.21%, 07/15/06	223,863	223,863
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	671,590	671,589
HSBC Bank USA N.A.
3.57%, 05/04/06	78,352	78,406
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	984,999	985,002
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	235,057	235,057
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	873,067	873,194
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	335,795	335,795
Marshall & Ilsley Bank
3.36%, 02/20/06	223,863	224,035
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	335,795	335,795
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	335,795	335,770
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	828,294	828,407
Norddeutsche Landesbank
3.11%, 07/27/05	223,863	223,858
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	671,590	671,590
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	861,874	861,874
Principal Life Income Funding Trusts
3.21%, 05/10/06	167,898	167,906
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	635,212	635,033
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	123,125	123,111
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	1,278,260	1,278,294
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	223,863	223,863
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	346,988	346,910
SunTrust Bank
3.17%, 04/28/06	335,795	335,795
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	767,851	767,804

Toronto-Dominion Bank
3.81%, 06/20/06	279,829	279,856
UniCredito Italiano SpA
3.34%, 06/14/06	291,022	290,924
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	577,380	577,380
Wells Fargo & Co.
3.19%, 07/14/06 (4)	111,932	111,944
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	749,942	749,914
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	752,181	752,154
Winston Funding Ltd.
3.23%, 07/23/05 (4)	159,838	159,838
World Savings Bank
3.13%, 09/09/05	78,352	78,351

		21,521,015

MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	895,453	895,453
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	146,104	146,104
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	32,428	32,428
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	78,477	78,477

		1,152,462

REPURCHASE AGREEMENTS (3)—2.05%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,802,580 and effective yields of 3.40% - 3.44%. (7)	$3,802,219	3,802,219
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,910,501 and effective yields of 3.43% - 3.44%. (7)	2,910,223	2,910,223
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,119,422 and an effective yield of 3.40%. (7)	1,119,317	1,119,317

		7,831,759

TIME DEPOSITS (3)—0.97%
American Express Centurion Bank
3.08%, 07/01/05	167,898	167,898
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	223,863	223,863
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	313,409	313,408
Credit Suisse First Boston
3.16%, 07/13/05	111,932	111,932
Deutsche Bank AG
3.31%, 07/01/05	9,205	9,205
HBOS Treasury Services PLC
3.39%, 12/14/05	134,318	134,318
Key Bank N.A.
3.34%, 07/01/05	671,590	671,590

Natexis Banques
2.98%, 08/18/05	223,863	223,863
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	402,954	402,943
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	179,091	179,089
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	156,704	156,702
US Bank N.A.
3.12%, 07/08/05	223,863	223,863
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	671,590	671,590
Wells Fargo Bank N.A.
3.04%, 07/01/05	223,863	223,863

		3,714,127

U.S. GOVERNMENT AGENCY NOTES (3)—0.09%
Federal National Mortgage Association
2.33%, 07/22/05	335,795	335,340

		335,340

TOTAL SHORT-TERM INVESTMENTS (Cost: $47,297,619)		47,297,619

TOTAL INVESTMENTS IN SECURITIES — 112.17% (Cost: $421,480,235) (8)		429,318,307
Other Assets, Less Liabilities — (12.17%)		(46,580,980)

NET ASSETS — 100.00%		$382,737,327

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $422,324,344. Net unrealized appreciation aggregated $6,993,963, of which $20,711,014 represented gross unrealized appreciation on securities and $13,717,051 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.76%
CANADA—1.52%
ATI Technologies Inc. (1)	5,859	$69,372
Celestica Inc. (1)	4,263	57,081
Cognos Inc. (1)	2,415	82,498
Nortel Networks Corp. (1)	94,836	247,001
Research in Motion Ltd. (1)	4,284	315,389

		771,341

FINLAND—3.34%
Nokia OYJ (2)	101,031	1,694,038

		1,694,038

FRANCE—1.42%
Alcatel SA (1) (2)	27,741	304,613
Cap Gemini SA (1) (2)	3,024	96,211
Dassault Systemes SA (2)	1,596	77,385
STMicroelectronics NV (2)	14,994	240,702

		718,911

GERMANY—1.88%
Epcos AG (1) (2)	1,638	20,544
Infineon Technologies AG (1)	13,902	129,931
SAP AG (2)	4,620	805,477

		955,952

JAPAN—9.08%
Advantest Corp. (2)	2,100	155,212
Canon Inc.	16,800	885,407
Fujitsu Ltd.	42,000	220,594
Hitachi Ltd.	63,000	383,196
Hoya Corp.	2,100	242,577
Konica Minolta Holdings Inc.	10,500	98,168
Kyocera Corp.	4,200	321,415
Murata Manufacturing Co. Ltd.	4,200	214,150
NEC Corp.	42,000	227,416
Nintendo Co. Ltd.	2,100	219,836
NTT Data Corp. (2)	21	71,826
Ricoh Corp. Ltd.	21,000	328,427
Rohm Co. Ltd.	2,100	202,780
Softbank Corp. (2)	6,300	247,315
TDK Corp.	2,100	143,272
Tokyo Electron Ltd.	4,200	222,489
Toshiba Corp. (2)	63,000	251,295
Yahoo! Japan Corp.	84	176,627

		4,612,002

NETHERLANDS—0.35%
ASML Holding NV (1)	11,298	178,087

		178,087

SOUTH KOREA—3.14%
Samsung Electronics Co. Ltd. GDR	6,657	1,592,687

		1,592,687

SWEDEN—2.14%
Telefonaktiebolaget LM Ericsson Class B (2)	338,772	1,088,902

		1,088,902

TAIWAN—2.57%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	99,732	909,554
United Microelectronics Corp. ADR (1)	96,696	397,421

		1,306,975

UNITED KINGDOM—0.77%
ARM Holdings PLC	33,768	68,547
Dimension Data Holdings PLC (1)	49,833	29,030
Electrocomponents PLC	10,500	45,264
LogicaCMG PLC	14,949	46,758
Misys PLC	14,007	59,754
Sage Group PLC	31,332	125,660
Spirent PLC (1)	20,622	17,743

		392,756

UNITED STATES—73.55%
ADC Telecommunications Inc. (1)	2,716	59,127
Adobe Systems Inc.	11,172	319,743
Advanced Micro Devices Inc. (1) (2)	9,282	160,950
Affiliated Computer Services Inc. Class A (1) (2)	2,898	148,088
Agilent Technologies Inc. (1)	9,828	226,241
Altera Corp. (1)	8,925	176,894
Analog Devices Inc. (2)	8,568	319,672
Andrew Corp. (1)	3,990	50,912
Apple Computer Inc. (1)	18,984	698,801
Applied Materials Inc.	37,359	604,469
Applied Micro Circuits Corp. (1) (2)	9,450	24,192
Autodesk Inc.	5,712	196,321
Automatic Data Processing Inc. (2)	13,020	546,449
Avaya Inc. (1)	10,731	89,282
BMC Software Inc. (1)	5,061	90,845
Broadcom Corp. Class A (1)	6,615	234,899
CIENA Corp. (1) (2)	15,435	32,259
Cisco Systems Inc. (1)	143,745	2,746,967
Citrix Systems Inc. (1) (2)	3,780	81,875
Computer Associates International Inc. (2)	12,075	331,821
Computer Sciences Corp. (1)	4,347	189,964
Compuware Corp. (1)	9,009	64,775
Comverse Technology Inc. (1)	4,515	106,780
Convergys Corp. (1) (2)	3,150	44,793
Corning Inc. (1)	32,382	538,189
Dell Inc. (1) (2)	55,146	2,178,818
Electronic Arts Inc. (1)	6,993	395,874
Electronic Data Systems Corp.	11,529	221,933
EMC Corp. (1)	54,327	744,823
First Data Corp.	18,039	724,085
Fiserv Inc. (1) (2)	4,620	198,429
Freescale Semiconductor Inc. Class B (1) (2)	9,450	200,151
Gateway Inc. (1)	8,526	28,136
Hewlett-Packard Co.	65,016	1,528,526

Intel Corp.	138,852	3,618,483
International Business Machines Corp.	36,372	2,698,802
Intuit Inc. (1)	4,389	197,988
Jabil Circuit Inc. (1)	4,221	129,711
JDS Uniphase Corp. (1)	32,340	49,157
KLA-Tencor Corp. (2)	4,557	199,141
Lexmark International Inc. (1) (2)	2,877	186,516
Linear Technology Corp.	6,951	255,032
LSI Logic Corp. (1)	8,421	71,494
Lucent Technologies Inc. (1) (2)	100,212	291,617
Maxim Integrated Products Inc.	7,476	285,658
Mercury Interactive Corp. (1)	1,995	76,528
Micron Technology Inc. (1) (2)	13,209	134,864
Microsoft Corp.	225,771	5,608,152
Molex Inc.	4,305	112,102
Motorola Inc.	54,264	990,861
National Semiconductor Corp. (2)	8,085	178,113
NCR Corp. (1)	4,578	160,779
Network Appliance Inc. (1) (2)	8,484	239,843
Novell Inc. (1)	8,715	54,033
Novellus Systems Inc.	2,527	62,442
NVIDIA Corp. (1)	3,717	99,318
Oracle Corp. (1)	100,611	1,328,065
Parametric Technology Corp. (1)	6,468	41,266
Paychex Inc.	8,253	268,553
PMC-Sierra Inc. (1)	3,150	29,390
QLogic Corp. (1)	2,268	70,013
QUALCOMM Inc.	36,729	1,212,424
Sabre Holdings Corp. (2)	3,150	62,843
Sanmina-SCI Corp. (1)	11,781	64,442
Scientific-Atlanta Inc.	3,255	108,294
Siebel Systems Inc.	10,920	97,188
Solectron Corp. (1)	18,506	70,138
Sun Microsystems Inc. (1)	77,196	287,941
SunGard Data Systems Inc. (1)	6,342	223,048
Symantec Corp. (1)	16,023	348,340
Symbol Technologies Inc.	5,607	55,341
Tektronix Inc.	2,331	54,242
Tellabs Inc. (1)	9,975	86,783
Teradyne Inc. (1)	4,662	55,804
Texas Instruments Inc. (2)	38,388	1,077,551
Unisys Corp. (1)	6,216	39,347
Veritas Software Corp. (1)	9,681	236,216
Xerox Corp. (1)	21,861	301,463
Xilinx Inc.	7,896	201,348
Yahoo! Inc. (1) (2)	29,505	1,022,348

		37,348,105

TOTAL COMMON STOCKS (Cost: $50,840,782)		50,659,756

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.36%
COMMERCIAL PAPER (3)—2.79%
Alpine Securitization Corp.
3.29%, 08/08/05	$7,451	7,425
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	50,066	49,965

Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	114,256	114,042
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	12,419	12,374
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	47,254	47,174
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	24,838	24,817
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	9,591	9,587
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	8,943	8,934
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	24,838	24,794
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	31,100	31,051
Charta LLC
3.31%, 08/11/05 (4)	37,257	37,117
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	23,348	23,329
Dexia Delaware LLC
3.04%, 07/01/05	32,936	32,936
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	18,629	18,521
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	41,094	40,922
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	65,883	65,769
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	4,968	4,950
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	26,902	26,857
General Electric Capital Corp.
2.74%, 07/07/05	12,419	12,413
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	23,596	23,564
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	82,711	82,362
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	75,133	75,022
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	12,419	12,419
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	36,348	36,315
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	47,441	47,384
Nordea North America Inc.
2.74%, 07/11/05	12,419	12,410
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	49,428	49,334
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	12,429	12,429
Polonius Inc.
3.15%, 07/11/05 (4)	17,387	17,372
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	80,791	80,738
Santander Central Hispano
2.75%, 07/08/05	31,048	31,031
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	44,433	44,346

Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	90,337	90,093
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	80,873	80,788
Three Pillars Funding Corp.
3.30%, 07/28/05	3,612	3,603
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	48,435	48,435
UBS Finance Delaware LLC
3.03%, 07/01/05	37,257	37,257
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	21,609	21,561
Yorktown Capital LLC
3.15%, 07/13/05	14,436	14,421

		1,413,861

FLOATING RATE NOTES (3)—4.70%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	46,199	46,200
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	60,854	60,854
American Express Centurion Bank
3.29%, 06/29/06	9,935	9,935
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	70,789	70,798
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	16,145	16,145
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	16,145	16,143
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	127,669	127,667
BMW US Capital LLC
3.19%, 07/14/06 (4)	24,838	24,838
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	84,450	84,442
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	92,895	92,890
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	6,210	6,210
Credit Suisse First Boston
3.15%, 05/09/06	24,838	24,838
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	74,515	74,510
DEPFA Bank PLC
3.42%, 03/15/06	24,838	24,838
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	60,109	60,111
Fairway Finance LLC
3.21%, 10/20/05	9,935	9,935
Fifth Third Bancorp
3.26%, 04/21/06 (4)	49,677	49,677
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	17,387	17,387
General Electric Capital Corp.
3.28%, 07/07/06	11,177	11,189
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	3,568	3,568
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	28,564	28,564
Hartford Life Global Funding Trust
3.21%, 07/15/06	24,838	24,838

HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	74,515	74,514
HSBC Bank USA N.A.
3.57%, 05/04/06	8,693	8,699
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	109,288	109,289
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	26,080	26,080
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	96,869	96,883
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	37,257	37,257
Marshall & Ilsley Bank
3.36%, 02/20/06	24,838	24,857
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	37,257	37,257
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	37,257	37,254
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	91,902	91,914
Norddeutsche Landesbank
3.11%, 07/27/05	24,838	24,838
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	74,515	74,515
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	95,627	95,628
Principal Life Income Funding Trusts
3.21%, 05/10/06	18,629	18,630
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	70,479	70,458
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	13,661	13,659
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	141,827	141,829
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	24,838	24,838
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	38,499	38,490
SunTrust Bank
3.17%, 04/28/06	37,257	37,257
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	85,195	85,189
Toronto-Dominion Bank
3.81%, 06/20/06	31,048	31,051
UniCredito Italiano SpA
3.34%, 06/14/06	32,290	32,279
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	64,062	64,062
Wells Fargo & Co.
3.19%, 07/14/06 (4)	12,419	12,421
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	83,208	83,206
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	83,457	83,454
Winston Funding Ltd.
3.23%, 07/23/05 (4)	17,735	17,735
World Savings Bank
3.13%, 09/09/05	8,693	8,693

		2,387,813

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	99,353	99,353
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	30,272	30,272
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	3,598	3,598
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	8,707	8,707

		141,930

REPURCHASE AGREEMENTS (3)—1.71%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $421,907 and effective yields of 3.40% - 3.44%. (7)	$421,867	421,867
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $322,928 and effective yields of 3.43% - 3.44%. (7)	322,898	322,898
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $124,203 and an effective yield of 3.40%. (7)	124,191	124,191

		868,956

TIME DEPOSITS (3)—0.81%
American Express Centurion Bank
3.08%, 07/01/05	18,629	18,629
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	24,838	24,838
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	34,774	34,773
Credit Suisse First Boston
3.16%, 07/13/05	12,419	12,419
Deutsche Bank AG
3.31%, 07/01/05	1,021	1,021
HBOS Treasury Services PLC
3.39%, 12/14/05	14,903	14,903
Key Bank N.A.
3.34%, 07/01/05	74,515	74,515
Natexis Banques
2.98%, 08/18/05	24,838	24,838
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	44,709	44,708
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	19,871	19,871
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	17,387	17,386
US Bank N.A.
3.12%, 07/08/05	24,838	24,838
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	74,515	74,514
Wells Fargo Bank N.A.
3.04%, 07/01/05	24,838	24,838

		412,091

U.S. GOVERNMENT AGENCY NOTES (3)—0.07%
Federal National Mortgage Association
2.33%, 07/22/05	37,257	37,207

		37,207

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,261,858)	5,261,858

TOTAL INVESTMENTS IN SECURITIES — 110.12% (Cost: $56,102,640) (8)	55,921,614
Other Assets, Less Liabilities — (10.12%)	(5,140,277)

NET ASSETS — 100.00%	$50,781,337

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $56,602,733. Net unrealized depreciation aggregated $681,119, of which $2,357,774 represented gross unrealized appreciation on securities and $3,038,893 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.58%
AUSTRALIA—2.29%
Telstra Corp. Ltd.	250,733	$967,073

		967,073

BRAZIL—0.57%
Brasil Telecom Participacoes SA ADR	1,683	60,756
Tele Norte Leste Participacoes SA ADR	10,642	177,189

		237,945

CANADA—3.38%
BCE Inc.	38,284	906,463
TELUS Corp.	14,739	518,175

		1,424,638

CHILE—0.36%
Compania de Telecomunicaciones de Chile SA ADR	15,028	152,835

		152,835

DENMARK—0.70%
TDC A/S ADR	13,787	295,180

		295,180

FRANCE—5.40%
Bouygues SA (2)	9,163	380,053
France Telecom SA (2)	64,855	1,896,964

		2,277,017

GERMANY—4.25%
Deutsche Telekom AG	96,730	1,791,724

		1,791,724

GREECE—0.49%
Hellenic Telecommunications Organization SA (1)	21,539	207,851

		207,851

HONG KONG—2.07%
China Mobil Ltd.	204,000	759,755
China Unicom Ltd.	136,000	114,597

		874,352

ITALY—3.27%
Telecom Italia SpA (2)	442,069	1,380,792

		1,380,792

JAPAN—6.24%
Nippon Telegraph & Telephone Corp.	374	1,603,195
NTT DoCoMo Inc.	697	1,031,568

		2,634,763

MEXICO—2.92%
America Movil SA de CV Series L ADR (2)	12,920	770,161
Telefonos de Mexico ADR	24,548	463,712

		1,233,873

NETHERLANDS—1.60%
Koninklijke KPN NV	80,427	675,741

		675,741

NEW ZEALAND—0.42%
Telecom Corp. of New Zealand Ltd.	42,398	178,718

		178,718

NORWAY—0.62%
Telenor ASA (2)	32,657	260,994

		260,994

PORTUGAL—0.90%
Portugal Telecom SGPS ADR	39,814	380,622

		380,622

SOUTH KOREA—0.68%
SK Telecom Co. Ltd. ADR	14,122	288,089

		288,089

SPAIN—7.73%
Telefonica SA (2)	198,986	3,261,819

		3,261,819

SWEDEN—0.86%
TeliaSonera AB (2)	76,058	363,296

		363,296

SWITZERLAND—0.64%
Swisscom AG ADR (2)	8,262	269,506

		269,506

UNITED KINGDOM—20.93%
BT Group PLC	344,930	1,422,020

Cable & Wireless PLC	97,019	259,114
O2 PLC (1)	354,722	866,307
Vodafone Group PLC	2,578,849	6,286,543

		8,833,984

UNITED STATES—33.26%
Alltel Corp.	13,294	827,950
AT&T Corp.	32,351	615,963
BellSouth Corp.	74,018	1,966,658
CenturyTel Inc.	5,287	183,089
Citizens Communications Co.	13,821	185,754
Nextel Communications Inc. Class A (1)	45,373	1,466,002
Qwest Communications International Inc. (1)	68,034	252,406
SBC Communications Inc.	133,484	3,170,245
Sprint Corp. (FON Group)	60,027	1,506,077
Verizon Communications Inc. (2)	111,809	3,863,001

		14,037,145

TOTAL COMMON STOCKS (Cost: $41,979,281)		42,027,957

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.28%
COMMERCIAL PAPER (3)—6.01%
Alpine Securitization Corp.
3.29%, 08/08/05	$13,364	13,318
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	89,794	89,613
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	204,921	204,535
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	22,274	22,192
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	84,751	84,608
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	44,548	44,510
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	17,202	17,194
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	16,040	16,023
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	44,548	44,470
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	55,780	55,692
Charta LLC
3.31%, 08/11/05 (4)	66,822	66,570
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	41,875	41,840

Dexia Delaware LLC
3.04%, 07/01/05	59,071	59,071
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	33,411	33,217
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	73,704	73,395
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	118,163	117,959
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	8,910	8,878
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	48,249	48,169
General Electric Capital Corp.
2.74%, 07/07/05	22,274	22,264
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	42,321	42,264
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	148,345	147,718
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	134,752	134,553
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	22,274	22,274
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	65,191	65,132
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	85,087	84,984
Nordea North America Inc.
2.74%, 07/11/05	22,274	22,257
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	88,651	88,482
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	22,292	22,292
Polonius Inc.
3.15%, 07/11/05 (4)	31,184	31,156
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	144,901	144,806
Santander Central Hispano
2.75%, 07/08/05	55,685	55,655
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	79,692	79,536
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	162,022	161,585
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	145,048	144,896
Three Pillars Funding Corp.
3.30%, 07/28/05	6,478	6,462
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	86,869	86,869

UBS Finance Delaware LLC
3.03%, 07/01/05	66,822	66,822
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	38,757	38,671
Yorktown Capital LLC
3.15%, 07/13/05	25,892	25,865

		2,535,797

FLOATING RATE NOTES (3)—10.15%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	82,860	82,871
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	109,143	109,143
American Express Centurion Bank
3.29%, 06/29/06	17,819	17,819
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	126,962	126,978
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	28,956	28,956
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	28,956	28,952
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	228,977	228,976
BMW US Capital LLC
3.19%, 07/14/06 (4)	44,548	44,548
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	151,464	151,449
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	166,610	166,599
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	11,137	11,137
Credit Suisse First Boston
3.15%, 05/09/06	44,548	44,548
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	133,644	133,637
DEPFA Bank PLC
3.42%, 03/15/06	44,548	44,548
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	107,806	107,810
Fairway Finance LLC
3.21%, 10/20/05	17,819	17,819
Fifth Third Bancorp
3.26%, 04/21/06 (4)	89,096	89,096
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	31,184	31,185
General Electric Capital Corp.
3.28%, 07/07/06	20,047	20,068
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	6,399	6,399

Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	51,230	51,230
Hartford Life Global Funding Trust
3.21%, 07/15/06	44,548	44,548
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	133,644	133,644
HSBC Bank USA N.A.
3.57%, 05/04/06	15,592	15,602
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	196,012	196,013
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	46,776	46,775
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	173,738	173,763
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	66,822	66,822
Marshall & Ilsley Bank
3.36%, 02/20/06	44,548	44,582
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	66,822	66,822
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	66,822	66,818
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	164,828	164,850
Norddeutsche Landesbank
3.11%, 07/27/05	44,548	44,547
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	133,644	133,644
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	171,510	171,510
Principal Life Income Funding Trusts
3.21%, 05/10/06	33,411	33,413
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	126,405	126,370
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	24,501	24,498
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	254,370	254,376
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	44,548	44,548
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	69,050	69,034
SunTrust Bank
3.17%, 04/28/06	66,822	66,822
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	152,800	152,791
Toronto-Dominion Bank
3.81%, 06/20/06	55,685	55,690

UniCredito Italiano SpA
3.34%, 06/14/06	57,913	57,893
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	114,897	114,896
Wells Fargo & Co.
3.19%, 07/14/06 (4)	22,274	22,277
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	149,236	149,230
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	149,682	149,676
Winston Funding Ltd.
3.23%, 07/23/05 (4)	31,807	31,807
World Savings Bank
3.13%, 09/09/05	15,592	15,592

		4,282,621

MONEY MARKET FUNDS—0.52%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	178,192	178,192
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	19,417	19,417
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	6,453	6,453
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	15,617	15,617

		219,679

REPURCHASE AGREEMENTS (3)—3.69%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $756,702 and effective yields of 3.40% - 3.44%. (7)	$756,630	756,630
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $579,181 and effective yields of 3.43% - 3.44%. (7)	579,125	579,125
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $222,762 and an effective yield of 3.40%. (7)	222,741	222,741

		1,558,496

TIME DEPOSITS (3)—1.75%
American Express Centurion Bank
3.08%, 07/01/05	33,411	33,411
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	44,548	44,548
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	62,367	62,367

Credit Suisse First Boston
3.16%, 07/13/05	22,274	22,274
Deutsche Bank AG
3.31%, 07/01/05	1,832	1,832
HBOS Treasury Services PLC
3.39%, 12/14/05	26,729	26,729
Key Bank N.A.
3.34%, 07/01/05	133,644	133,644
Natexis Banques
2.98%, 08/18/05	44,548	44,548
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	80,187	80,185
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	35,638	35,639
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	31,184	31,183
US Bank N.A.
3.12%, 07/08/05	44,548	44,548
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	133,644	133,644
Wells Fargo Bank N.A.
3.04%, 07/01/05	44,548	44,548

		739,100

U.S. GOVERNMENT AGENCY NOTES (3)—0.16%
Federal National Mortgage Association
2.33%, 07/22/05	66,822	66,732

		66,732

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,402,425)		9,402,425

TOTAL INVESTMENTS IN SECURITIES — 121.86% (Cost: $51,381,706) (8)		51,430,382
Other Assets, Less Liabilities — (21.86%)		(9,225,265)

NET ASSETS — 100.00%		$42,205,117

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $51,638,493. Net unrealized depreciation aggregated $208,111, of which $2,619,018 represented gross unrealized appreciation on securities and $2,827,129 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.25%
ARGENTINA—2.77%
Grupo Financiero Galicia SA ADR (1)	72,819	$587,649
Petrobras Energia Participaciones SA ADR (1) (2)	247,220	2,818,308
Tenaris SA ADR	109,040	8,534,561

		11,940,518

BRAZIL—47.91%
Aracruz Celulose SA ADR	158,860	5,520,385
Banco Bradesco SA ADR (2)	577,160	20,425,692
Banco Itau Holding Financiera SA ADR (2)	229,090	21,190,825
Brasil Telecom Participacoes SA ADR (2)	113,740	4,106,014
Centrais Eletricas Brasileiras SA ADR	428,170	2,946,324
Companhia de Bebidas das Americas ADR	528,280	16,323,852
Companhia Energetica de Minas Gerais ADR	210,560	6,706,336
Companhia Paranaense de Energia ADR	207,740	1,165,421
Companhia Siderurgica Nacional SA ADR (2)	363,780	5,875,047
Companhia Vale do Rio Doce ADR	706,692	20,691,942
Companhia Vale do Rio Doce Sponsored ADR	1,036,820	26,335,228
Empresa Brasileira de Aeronautica SA ADR (2)	230,300	7,616,021
Gerdau SA ADR (2)	574,340	5,588,328
Petroleo Brasileiro SA ADR (2)	849,760	44,297,989
Tele Norte Leste Participacoes SA ADR (2)	632,620	10,533,123
Unibanco - Uniao de Bancos Brasileiros SA GDR	175,780	6,788,624

		206,111,151

CHILE—10.27%
Banco de Chile ADR (2)	63,920	2,249,984
Banco Santander Chile SA ADR	255,680	8,258,464
Compania de Telecomunicaciones de Chile SA ADR (2)	579,157	5,890,026
Distribucion y Servicio D&S SA ADR (2)	201,160	3,982,968
Empresa Nacional de Electricidad SA ADR (2)	447,440	11,141,256
Enersis SA ADR	672,100	7,016,724
Sociedad Quimica y Minera de Chile SA ADR (2)	56,400	5,640,000

		44,179,422

MEXICO—38.30%
Alfa SA Class A	752,000	4,267,686
America Movil SA de CV Series L	14,429,000	42,857,091
Cemex SA de CV Series CPO	8,854,800	37,561,686
Fomento Economico Mexicano SA de CV Class UBD	1,494,600	8,891,015
Grupo Carso SA de CV Series A1	1,936,400	3,761,291
Grupo Modelo SA de CV Series C	1,513,400	4,742,185
Grupo Televisa SA Series CPO	3,957,400	12,242,523
Kimberly-Clark de Mexico SA de CV Class A	1,278,400	4,374,622
Telefonos de Mexico SA de CV Series L ADR	31,217,400	29,420,873
Wal-Mart de Mexico SA de CV Series V	4,107,800	16,643,975

		164,762,947

TOTAL COMMON STOCKS (Cost: $371,344,772)		426,994,038

Security	Shares	Value
PREFERRED STOCKS—0.39%
BRAZIL—0.39%
Centrais Eletricas Brasileiras SA ADR (2)	262,166	1,670,810

		1,670,810

TOTAL PREFERRED STOCKS (Cost: $1,694,881)		1,670,810

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—14.74%
COMMERCIAL PAPER (3)—3.95%
Alpine Securitization Corp.
3.29%, 08/08/05	$89,528	89,218
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	601,530	600,315
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	1,372,769	1,370,190
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	149,214	148,667
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	567,745	566,787
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	298,428	298,169
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	115,235	115,185
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	107,452	107,339
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	298,428	297,899

Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	373,668	373,085
Charta LLC
3.31%, 08/11/05 (4)	447,642	445,955
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	280,522	280,289
Dexia Delaware LLC
3.04%, 07/01/05	395,716	395,716
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	223,821	222,521
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	493,740	491,676
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	791,572	790,204
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	59,686	59,476
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	323,221	322,684
General Electric Capital Corp.
2.74%, 07/07/05	149,214	149,146
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	283,507	283,124
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	993,766	989,565
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	902,706	901,374
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	149,214	149,214
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	436,714	436,326
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	569,998	569,308
Nordea North America Inc.
2.74%, 07/11/05	149,214	149,100
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	593,872	592,747
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	149,333	149,334
Polonius Inc.
3.15%, 07/11/05 (4)	208,900	208,717
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	970,694	970,059
Santander Central Hispano
2.75%, 07/08/05	373,035	372,836
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	533,855	532,814
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	1,085,383	1,082,462

Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	971,679	970,660
Three Pillars Funding Corp.
3.30%, 07/28/05	43,394	43,287
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	581,935	581,935
UBS Finance Delaware LLC
3.03%, 07/01/05	447,642	447,642
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	259,632	259,053
Yorktown Capital LLC
3.15%, 07/13/05	173,449	173,267

		16,987,345

FLOATING RATE NOTES (3)—6.67%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	555,076	555,079
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	731,149	731,154
American Express Centurion Bank
3.29%, 06/29/06	119,371	119,371
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	850,520	850,622
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	193,978	193,978
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	193,978	193,951
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	1,533,920	1,533,905
BMW US Capital LLC
3.19%, 07/14/06 (4)	298,428	298,428
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	1,014,656	1,014,561
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	1,116,121	1,116,050
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	74,607	74,607
Credit Suisse First Boston
3.15%, 05/09/06	298,428	298,428
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	895,284	895,234
DEPFA Bank PLC
3.42%, 03/15/06	298,428	298,428
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	722,196	722,223
Fairway Finance LLC
3.21%, 10/20/05	119,371	119,369
Fifth Third Bancorp
3.26%, 04/21/06 (4)	596,856	596,856

Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	208,900	208,907
General Electric Capital Corp.
3.28%, 07/07/06	134,293	134,437
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	42,870	42,870
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	343,192	343,192
Hartford Life Global Funding Trust
3.21%, 07/15/06	298,428	298,428
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	895,284	895,284
HSBC Bank USA N.A.
3.57%, 05/04/06	104,450	104,521
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	1,313,084	1,313,089
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	313,349	313,349
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	1,163,870	1,164,040
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	447,642	447,642
Marshall & Ilsley Bank
3.36%, 02/20/06	298,428	298,657
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	447,642	447,642
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	447,642	447,610
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	1,104,184	1,104,334
Norddeutsche Landesbank
3.11%, 07/27/05	298,428	298,421
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	895,284	895,284
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	1,148,948	1,148,948
Principal Life Income Funding Trusts
3.21%, 05/10/06	223,821	223,832
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	846,790	846,551
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	164,135	164,116
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	1,704,024	1,704,070
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	298,428	298,428
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	462,564	462,460

SunTrust Bank
3.17%, 04/28/06	447,642	447,642
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	1,023,608	1,023,545
Toronto-Dominion Bank
3.81%, 06/20/06	373,035	373,070
UniCredito Italiano SpA
3.34%, 06/14/06	387,957	387,825
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	769,695	769,695
Wells Fargo & Co.
3.19%, 07/14/06 (4)	149,214	149,231
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	999,734	999,696
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	1,002,718	1,002,684
Winston Funding Ltd.
3.23%, 07/23/05 (4)	213,078	213,078
World Savings Bank
3.13%, 09/09/05	104,450	104,448

		28,689,270

MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	1,193,712	1,193,712
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	544,769	544,769
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	43,229	43,229
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	104,616	104,616

		1,886,326

REPURCHASE AGREEMENTS (3)—2.43%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $5,069,150 and effective yields of 3.40% - 3.44%. (7)	$5,068,666	5,068,666
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,879,935 and effective yields of 3.43% - 3.44%. (7)	3,879,565	3,879,565
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,492,281 and an effective yield of 3.40%. (7)	1,492,140	1,492,140

		10,440,371

TIME DEPOSITS (3)—1.15%
American Express Centurion Bank
3.08%, 07/01/05	223,821	223,821
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	298,428	298,428
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	417,799	417,799
Credit Suisse First Boston
3.16%, 07/13/05	149,214	149,214
Deutsche Bank AG
3.31%, 07/01/05	12,271	12,271
HBOS Treasury Services PLC
3.39%, 12/14/05	179,057	179,057
Key Bank N.A.
3.34%, 07/01/05	895,284	895,284
Natexis Banques
2.98%, 08/18/05	298,428	298,428
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	537,171	537,157
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	238,742	238,741
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	208,900	208,897
US Bank N.A.
3.12%, 07/08/05	298,428	298,428
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	895,284	895,284
Wells Fargo Bank N.A.
3.04%, 07/01/05	298,428	298,428

		4,951,237

U.S. GOVERNMENT AGENCY NOTES (3)—0.10%
Federal National Mortgage Association
2.33%, 07/22/05	447,642	447,035

		447,035

TOTAL SHORT-TERM INVESTMENTS (Cost: $63,401,584)		63,401,584

TOTAL INVESTMENTS IN SECURITIES — 114.38% (Cost: $436,441,237) (8)		492,066,432
Other Assets, Less Liabilities — (14.38%)		(61,878,845)

NET ASSETS — 100.00%		$430,187,587

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $437,899,552. Net unrealized appreciation aggregated $54,166,880, of which $56,380,022 represented gross unrealized appreciation on securities and $2,213,142 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.31%
Catalina Marketing Corp. (1)	117,954	$2,997,216
Harte-Hanks Inc.	175,663	5,222,461

		8,219,677

AEROSPACE & DEFENSE—0.48%
Alliant Techsystems Inc. (1) (2)	91,343	6,448,816
Sequa Corp. Class A (2)	20,957	1,386,725
Titan Corp. (The) (2)	210,968	4,797,412

		12,632,953

AGRICULTURE—0.10%
Universal Corp. (1)	63,384	2,774,952

		2,774,952

AIRLINES—0.33%
AirTran Holdings Inc. (1) (2)	213,503	1,970,633
Alaska Air Group Inc. (2)	63,387	1,885,763
JetBlue Airways Corp. (1) (2)	242,167	4,949,893

		8,806,289

APPAREL—0.22%
Timberland Co. Class A (1) (2)	149,602	5,792,589

		5,792,589

AUTO PARTS & EQUIPMENT—0.79%
ArvinMeritor Inc.	172,846	3,074,930
Bandag Inc. (1)	38,826	1,787,937
BorgWarner Inc.	139,446	7,484,067
Lear Corp. (1)	166,058	6,041,190
Modine Manufacturing Co.	80,557	2,622,936

		21,011,060

BANKS—4.33%
Associated Bancorp	315,175	10,608,790
Bank of Hawaii Corp.	129,574	6,575,880
City National Corp.	111,607	8,003,338
Colonial BancGroup Inc. (The) (1)	383,611	8,462,459
Commerce Bancorp Inc. (1)	400,609	12,142,459
Cullen/Frost Bankers Inc.	120,576	5,745,446
FirstMerit Corp. (1)	207,065	5,406,467
Greater Bay Bancorp (1)	126,076	3,324,624
Hibernia Corp. Class A	387,801	12,867,237
Investors Financial Services Corp. (1)	164,594	6,224,945
Mercantile Bankshares Corp. (1)	196,030	10,101,426
SVB Financial Group (1) (2)	87,938	4,212,230
TCF Financial Corp.	311,241	8,054,917

Texas Regional Bancshares Inc. Class A	101,736	3,100,913
Westamerica Bancorp (1)	81,274	4,292,080
Wilmington Trust Corp.	166,649	6,001,030

		115,124,241

BEVERAGES—0.82%
Constellation Brands Inc. (2)	516,189	15,227,575
PepsiAmericas Inc. (1)	258,119	6,623,334

		21,850,909

BIOTECHNOLOGY—1.42%
Charles River Laboratories International Inc. (2)	164,536	7,938,862
Invitrogen Corp. (1) (2)	128,367	10,691,687
Martek Biosciences Corp. (1) (2)	77,705	2,948,905
Millennium Pharmaceuticals Inc. (1) (2)	758,886	7,034,873
Protein Design Labs Inc. (1) (2)	261,639	5,287,724
Vertex Pharmaceuticals Inc. (1) (2)	228,921	3,855,030

		37,757,081

BUILDING MATERIALS—0.45%
Martin Marietta Materials Inc.	115,333	7,971,817
York International Corp. (1)	103,628	3,937,864

		11,909,681

CHEMICALS—2.73%
Airgas Inc.	174,693	4,309,676
Albemarle Corp.	115,194	4,201,125
Cabot Corp.	155,362	5,126,946
Cabot Microelectronics Corp. (1) (2)	60,781	1,762,041
Crompton Corp. (1)	290,577	4,111,665
Cytec Industries Inc. (1)	107,029	4,259,754
Ferro Corp.	103,089	2,047,348
FMC Corp. (1) (2)	92,771	5,208,164
Lubrizol Corp.	167,216	7,024,744
Lyondell Chemical Co. (1)	546,110	14,428,226
Minerals Technologies Inc. (1)	50,783	3,128,233
Olin Corp.	175,696	3,204,695
RPM International Inc. (1)	290,967	5,313,057
Sensient Technologies Corp. (1)	116,221	2,395,315
Valspar Corp. (The) (1)	126,235	6,095,888

		72,616,877

COAL—0.90%
Arch Coal Inc. (1)	156,684	8,534,577
Peabody Energy Corp.	294,066	15,303,195

		23,837,772

COMMERCIAL SERVICES—3.79%
ADESA Inc.	221,233	4,816,242
Alliance Data Systems Corp. (1) (2)	164,902	6,688,425
Banta Corp.	61,530	2,791,001
Career Education Corp. (1) (2)	253,594	9,284,076
ChoicePoint Inc. (2)	222,997	8,931,030
Corinthian Colleges Inc. (1) (2)	224,854	2,871,386
Deluxe Corp.	124,734	5,064,200
DeVry Inc. (1) (2)	160,395	3,191,860
Education Management Corp. (2)	169,098	5,703,676
Gartner Inc. Class A (1) (2)	212,514	2,256,899
ITT Educational Services Inc. (2)	114,159	6,098,374
Kelly Services Inc. Class A (1)	67,306	1,927,644
Korn/Ferry International (1) (2)	86,789	1,540,505

Laureate Education Inc. (1) (2)	121,958	5,836,910
Manpower Inc.	222,436	8,848,504
MoneyGram International Inc. (1)	212,545	4,063,860
MPS Group Inc. (1) (2)	255,603	2,407,780
Quanta Services Inc. (1) (2)	239,490	2,107,512
Rent-A-Center Inc. (2)	173,893	4,049,968
Rollins Inc.	121,353	2,431,914
Sotheby’s Holdings Inc. Class A (2)	119,259	1,633,848
United Rentals Inc. (1) (2)	179,192	3,621,470
Valassis Communications Inc. (1) (2)	123,789	4,586,382

		100,753,466

COMPUTERS—4.06%
Anteon International Corp. (1) (2)	79,414	3,622,867
BISYS Group Inc. (The) (2)	298,159	4,454,495
Cadence Design Systems Inc. (2)	678,143	9,263,433
Ceridian Corp. (2)	369,208	7,192,172
Cognizant Technology Solutions Corp. (2)	334,610	15,770,169
Diebold Inc. (1)	176,564	7,964,802
DST Systems Inc. (2)	187,324	8,766,763
Henry (Jack) & Associates Inc.	200,919	3,678,827
Imation Corp. (1)	83,371	3,233,961
McDATA Corp. Class A (2)	389,232	1,556,928
Mentor Graphics Corp. (1) (2)	192,604	1,974,191
National Instruments Corp. (1)	165,022	3,498,466
Reynolds & Reynolds Co. (The) Class A	142,859	3,861,479
SanDisk Corp. (1) (2)	447,472	10,618,511
Storage Technology Corp. (2)	265,255	9,626,104
Synopsys Inc. (2)	355,686	5,929,286
Western Digital Corp. (2)	524,486	7,038,602

		108,051,056

DISTRIBUTION & WHOLESALE—0.97%
CDW Corp. (1)	179,048	10,221,850
Fastenal Co. (1)	168,481	10,321,146
Tech Data Corp. (2)	144,858	5,303,251

		25,846,247

DIVERSIFIED FINANCIAL SERVICES—2.80%
AmeriCredit Corp. (1) (2)	365,322	9,315,711
Eaton Vance Corp. (1)	325,541	7,783,685
Edwards (A.G.) Inc. (1)	190,366	8,595,025
IndyMac Bancorp Inc. (1)	154,468	6,291,482
Jefferies Group Inc. (1)	127,811	4,842,759
LaBranche & Co. Inc. (2)	143,061	901,284
Legg Mason Inc. (1)	271,879	28,305,317
Raymond James Financial Inc. (1)	164,981	4,660,713
Waddell & Reed Financial Inc. Class A (1)	206,117	3,813,164

		74,509,140

ELECTRIC—5.22%
Alliant Energy Corp.	287,311	8,087,805
Aquila Inc. (1) (2)	595,785	2,150,784
Black Hills Corp. (1)	80,247	2,957,102
DPL Inc. (1)	312,860	8,588,007
Duquesne Light Holdings Inc. (1)	191,835	3,583,478
Energy East Corp.	363,639	10,538,258
Great Plains Energy Inc.	184,145	5,872,384
Hawaiian Electric Industries Inc. (1)	199,268	5,342,375
IDACORP Inc. (1)	104,338	3,195,873
MDU Resources Group Inc.	292,648	8,243,894

Northeast Utilities	318,830	6,650,794
NSTAR	263,383	8,120,098
OGE Energy Corp.	222,625	6,442,768
Pepco Holdings Inc.	466,602	11,170,452
PNM Resources Inc.	170,150	4,902,022
Puget Energy Inc.	247,020	5,775,328
SCANA Corp.	279,986	11,958,202
Sierra Pacific Resources Corp. (1) (2)	290,504	3,616,775
Westar Energy Inc.	213,272	5,124,926
Wisconsin Energy Corp. (1)	288,821	11,264,019
WPS Resources Corp. (1)	93,584	5,264,100

		138,849,444

ELECTRICAL COMPONENTS & EQUIPMENT—0.94%
AMETEK Inc.	172,197	7,206,444
Energizer Holdings Inc. (2)	176,662	10,983,077
Hubbell Inc. Class B	152,112	6,708,139

		24,897,660

ELECTRONICS—1.73%
Amphenol Corp. Class A	218,192	8,764,773
Arrow Electronics Inc. (2)	290,896	7,900,735
Avnet Inc. (2)	298,242	6,719,392
Gentex Corp. (1)	385,425	7,014,735
KEMET Corp. (1) (2)	216,229	1,362,243
Plexus Corp. (1) (2)	108,126	1,538,633
Thomas & Betts Corp. (2)	148,012	4,179,859
Varian Inc. (1) (2)	84,723	3,201,682
Vishay Intertechnology Inc. (1) (2)	445,688	5,290,317

		45,972,369

ENGINEERING & CONSTRUCTION—0.49%
Dycom Industries Inc. (1) (2)	120,287	2,382,885
Granite Construction Inc.	91,312	2,565,867
Jacobs Engineering Group Inc. (1) (2)	141,554	7,963,828

		12,912,580

ENTERTAINMENT—0.65%
GTECH Holdings Corp. (1)	284,287	8,312,552
International Speedway Corp. Class A	109,366	6,152,931
Macrovision Corp. (1) (2)	123,949	2,793,810

		17,259,293

ENVIRONMENTAL CONTROL—0.64%
Republic Services Inc.	318,288	11,461,551
Stericycle Inc. (1) (2)	109,414	5,505,712

		16,967,263

FOOD—2.73%
Dean Foods Co. (2)	371,933	13,106,930
Hormel Foods Corp.	259,770	7,619,054
Ruddick Corp.	110,541	2,822,112
Smithfield Foods Inc. (2)	247,859	6,759,115
Smucker (J.M.) Co. (The) (1)	144,511	6,783,346
Tootsie Roll Industries Inc. (1)	104,396	3,053,583
Tyson Foods Inc. Class A	751,470	13,376,166
Whole Foods Market Inc. (1)	161,445	19,098,944

		72,619,250

FOREST PRODUCTS & PAPER—0.45%
Bowater Inc. (1)	138,228	4,474,440
Glatfelter Co.	91,273	1,131,785
Longview Fibre Co.	125,991	2,589,115
Potlatch Corp.	71,661	3,750,020

		11,945,360

GAS—0.94%
AGL Resources Inc.	190,385	7,358,380
ONEOK Inc.	252,329	8,238,542
Vectren Corp. (1)	187,997	5,401,154
WGL Holdings Inc. (1)	120,599	4,056,950

		25,055,026

HAND & MACHINE TOOLS—0.16%
Kennametal Inc.	93,574	4,290,368

		4,290,368

HEALTH CARE - PRODUCTS—3.82%
Advanced Medical Optics Inc. (2)	160,358	6,374,231
Beckman Coulter Inc.	152,823	9,714,958
Cytyc Corp. (2)	281,786	6,216,199
DENTSPLY International Inc.	186,857	10,090,278
Edwards Lifesciences Corp. (1) (2)	146,835	6,316,842
Gen-Probe Inc. (2)	125,003	4,528,859
Henry Schein Inc. (1) (2)	214,240	8,895,245
Hillenbrand Industries Inc.	144,779	7,318,578
INAMED Corp. (2)	89,367	5,984,908
Patterson Companies Inc. (1) (2)	339,072	15,285,366
Steris Corp.	170,703	4,399,016
TECHNE Corp. (1) (2)	95,195	4,370,402
Varian Medical Systems Inc. (1) (2)	326,016	12,170,177

		101,665,059

HEALTH CARE - SERVICES—4.00%
Apria Healthcare Group Inc. (1) (2)	120,783	4,183,923
Community Health Systems Inc. (2)	167,570	6,332,470
Covance Inc. (2)	155,811	6,991,240
Coventry Health Care Inc. (2)	265,343	18,773,017
Health Net Inc. (2)	278,024	10,609,396
LifePoint Hospitals Inc. (2)	127,105	6,421,345
Lincare Holdings Inc. (2)	244,352	9,979,336
PacifiCare Health Systems Inc. (1) (2)	215,318	15,384,471
Renal Care Group Inc. (2)	167,826	7,736,779
Triad Hospitals Inc. (1) (2)	199,774	10,915,651
Universal Health Services Inc. Class B (1)	143,702	8,935,390

		106,263,018

HOLDING COMPANIES - DIVERSIFIED—0.34%
Leucadia National Corp. (1)	234,301	9,051,048

		9,051,048

HOME BUILDERS—3.23%
D.R. Horton Inc.	725,306	27,278,759
Hovnanian Enterprises Inc. Class A (1) (2)	120,609	7,863,707
Lennar Corp. Class A (1)	357,223	22,665,799
Ryland Group Inc. (1)	116,533	8,841,359
Thor Industries Inc. (1)	113,160	3,556,619
Toll Brothers Inc. (1) (2)	154,915	15,731,618

		85,937,861

HOME FURNISHINGS—0.59%
Furniture Brands International Inc. (1)	131,163	2,834,432
Harman International Industries Inc.	157,879	12,845,035

		15,679,467

HOUSEHOLD PRODUCTS & WARES—0.78%
American Greetings Corp. Class A (1)	169,763	4,498,720
Blyth Inc.	86,867	2,436,619
Church & Dwight Co. Inc. (1)	156,785	5,675,617
Scotts Miracle-Gro Co. (The) Class A (1) (2)	68,545	4,881,089
Tupperware Corp. (1)	139,633	3,263,223

		20,755,268

INSURANCE—5.15%
Allmerica Financial Corp. (2)	131,741	4,886,274
American Financial Group Inc.	144,638	4,848,266
AmerUs Group Co. (1)	97,046	4,663,060
Berkley (W.R.) Corp.	294,105	10,493,666
Brown & Brown Inc. (1)	153,972	6,919,502
Everest Re Group Ltd.	139,138	12,939,834
Fidelity National Financial Inc.	426,296	15,214,504
First American Corp.	212,561	8,532,199
Gallagher (Arthur J.) & Co.	230,435	6,251,702
HCC Insurance Holdings Inc. (1)	172,566	6,535,074
Horace Mann Educators Corp.	105,285	1,981,464
Ohio Casualty Corp.	154,643	3,739,268
Old Republic International Corp.	451,350	11,414,642
PMI Group Inc. (The) (1)	231,345	9,017,828
Protective Life Corp.	171,792	7,253,058
Radian Group Inc.	212,588	10,038,405
StanCorp Financial Group Inc.	69,311	5,307,836
Unitrin Inc.	143,111	7,026,750

		137,063,332

INTERNET—1.29%
Avocent Corp. (2)	123,290	3,222,801
CheckFree Corp. (1) (2)	210,195	7,159,242
F5 Networks Inc. (1) (2)	92,945	4,390,257
Macromedia Inc. (2)	185,907	7,105,366
McAfee Inc. (1) (2)	402,236	10,530,538
RSA Security Inc. (1) (2)	176,319	2,024,142

		34,432,346

IRON & STEEL—0.10%
Steel Dynamics Inc.	101,661	2,668,601

		2,668,601

LEISURE TIME—0.10%
Callaway Golf Co. (1)	174,754	2,696,454

		2,696,454

LODGING—0.32%
Boyd Gaming Corp. (1)	166,009	8,488,040

		8,488,040

MACHINERY—0.98%
AGCO Corp. (1) (2)	223,773	4,278,540
Flowserve Corp. (1) (2)	136,989	4,145,287
Graco Inc.	170,664	5,814,523
Nordson Corp.	81,000	2,776,680
Tecumseh Products Co. Class A	45,361	1,244,706
Zebra Technologies Corp. Class A (1) (2)	177,808	7,786,212

		26,045,948

MANUFACTURING—2.20%
Brink’s Co. (The)	140,174	5,046,264
Carlisle Companies Inc. (1)	76,787	5,269,892
Crane Co. (1)	137,191	3,608,123
Donaldson Co. Inc. (1)	188,618	5,720,784
Federal Signal Corp. (1)	118,306	1,845,574
Harsco Corp.	102,583	5,595,903
Lancaster Colony Corp.	74,920	3,215,566
Pentair Inc.	250,693	10,732,167
SPX Corp. (1)	185,912	8,548,234
Teleflex Inc.	95,569	5,673,932
Trinity Industries Inc. (1)	105,073	3,365,488

		58,621,927

MEDIA—1.72%
Belo (A.H.) Corp. (1)	264,633	6,343,253
Emmis Communications Corp. (1) (2)	83,818	1,481,064
Entercom Communications Corp. (1) (2)	104,763	3,487,560
Lee Enterprises Inc. (1)	111,975	4,489,078
Media General Inc. Class A (1)	59,295	3,839,944
Readers Digest Association Inc. (The) (1)	246,855	4,073,108
Scholastic Corp. (1) (2)	92,130	3,551,612
Washington Post Co. (The) Class B	17,052	14,238,932
Westwood One Inc. (1)	211,157	4,313,938

		45,818,489

METAL FABRICATE & HARDWARE—0.60%
Precision Castparts Corp.	163,014	12,698,791
Worthington Industries Inc. (1)	197,877	3,126,457

		15,825,248

OFFICE FURNISHINGS—0.45%
Herman Miller Inc. (1)	173,597	5,353,731
HNI Corp.	127,605	6,526,996

		11,880,727

OIL & GAS—4.78%
ENSCO International Inc.	374,957	13,404,713
Forest Oil Corp. (2)	139,444	5,856,648
Helmerich & Payne Inc. (1)	126,561	5,938,242
Murphy Oil Corp.	432,782	22,604,204
Newfield Exploration Co. (1) (2)	312,409	12,461,995
Noble Energy Inc.	214,920	16,258,698
Patterson-UTI Energy Inc.	418,324	11,641,957
Pioneer Natural Resources Co.	355,291	14,950,645
Plains Exploration & Production Co. (2)	190,744	6,777,134
Pogo Producing Co.	150,916	7,835,559
Pride International Inc. (2)	363,637	9,345,471

		127,075,266

OIL & GAS SERVICES—2.50%
Cooper Cameron Corp. (1) (2)	135,791	8,425,832
FMC Technologies Inc. (1) (2)	171,045	5,468,309
Grant Prideco Inc. (2)	307,704	8,138,771
Hanover Compressor Co. (1) (2)	192,507	2,215,756
Smith International Inc. (1)	261,931	16,685,005
Tidewater Inc.	149,743	5,708,203
Weatherford International Ltd. (1) (2)	341,884	19,822,434

		66,464,310

PACKAGING & CONTAINERS—0.41%
Packaging Corp. of America (1)	209,468	4,409,301
Sonoco Products Co.	244,925	6,490,513

		10,899,814

PHARMACEUTICALS—2.64%
Barr Pharmaceuticals Inc. (2)	229,686	11,194,896
Cephalon Inc. (1) (2)	143,557	5,715,004
IVAX Corp. (1) (2)	571,817	12,294,066
Omnicare Inc. (1)	259,437	11,007,912
Par Pharmaceutical Companies Inc. (1) (2)	84,629	2,692,048
Perrigo Co. (1)	220,184	3,069,365
Sepracor Inc. (1) (2)	258,521	15,513,845
Valeant Pharmaceuticals International (1)	228,453	4,027,626
VCA Antech Inc. (1) (2)	189,125	4,586,281

		70,101,043

PIPELINES—1.32%
Equitable Resources Inc.	150,280	10,219,040
National Fuel Gas Co.	194,186	5,613,917
Questar Corp.	209,632	13,814,749
Western Gas Resources Inc. (1)	159,398	5,562,990

		35,210,696

REAL ESTATE INVESTMENT TRUSTS—3.28%
AMB Property Corp.	207,663	9,018,804
Developers Diversified Realty Corp. (1)	267,844	12,310,110
Highwoods Properties Inc.	133,037	3,959,181
Hospitality Properties Trust	166,685	7,345,808
Liberty Property Trust	215,150	9,533,297
Mack-Cali Realty Corp.	139,684	6,327,685
New Plan Excel Realty Trust Inc. (1)	254,857	6,924,465
Rayonier Inc. (1)	124,183	6,585,425
Regency Centers Corp. (1)	156,029	8,924,859
United Dominion Realty Trust Inc. (1)	337,803	8,124,162
Weingarten Realty Investors (1)	208,935	8,194,431

		87,248,227

RETAIL—9.39%
Abercrombie & Fitch Co. Class A	213,066	14,637,634
Advance Auto Parts Inc. (2)	176,742	11,408,696
Aeropostale Inc. (2)	137,234	4,611,062
American Eagle Outfitters Inc.	342,826	10,507,617
AnnTaylor Stores Corp. (1) (2)	180,487	4,382,224
Applebee’s International Inc.	200,244	5,304,464
Barnes & Noble Inc. (2)	156,493	6,071,928
BJ’s Wholesale Club Inc. (1) (2)	169,471	5,506,113
Bob Evans Farms Inc. (1)	87,017	2,029,236
Borders Group Inc.	175,441	4,440,412
Brinker International Inc. (2)	218,914	8,767,506
CarMax Inc. (1) (2)	257,884	6,872,609
CBRL Group Inc.	115,951	4,505,856
Cheesecake Factory (The) (1) (2)	192,458	6,684,066
Chico’s FAS Inc. (1) (2)	445,956	15,287,372
Claire’s Stores Inc.	244,626	5,883,255
Copart Inc. (2)	198,042	4,713,400
Dollar Tree Stores Inc. (1) (2)	268,476	6,443,424
Foot Locker Inc.	386,865	10,530,465
Krispy Kreme Doughnuts Inc. (1) (2)	154,369	1,074,408
Michaels Stores Inc.	334,769	13,849,394
Neiman-Marcus Group Inc. Class A (1)	120,771	11,705,125

99 Cents Only Stores (2)	147,299	1,872,170
O’Reilly Automotive Inc. (1) (2)	260,580	7,767,890
Outback Steakhouse Inc. (1)	167,907	7,596,113
Pacific Sunwear of California Inc. (2)	185,114	4,255,771
Payless ShoeSource Inc. (1) (2)	166,722	3,201,062
PETsMART Inc.	354,176	10,749,242
Pier 1 Imports Inc.	213,729	3,032,815
Regis Corp.	110,818	4,330,767
Ross Stores Inc. (1)	363,302	10,503,061
Ruby Tuesday Inc. (1)	158,938	4,116,494
Saks Inc. (2)	345,669	6,557,341
Urban Outfitters Inc. (1) (2)	162,083	9,188,485
Williams-Sonoma Inc. (1) (2)	286,067	11,319,671

		249,707,148

SAVINGS & LOANS—1.37%
Astoria Financial Corp.	248,569	7,076,760
Independence Community Bank Corp.	193,187	7,134,396
New York Community Bancorp Inc. (1)	603,812	10,941,073
Washington Federal Inc.	213,860	5,029,987
Webster Financial Corp.	132,918	6,205,941

		36,388,157

SEMICONDUCTORS—2.84%
Atmel Corp. (2)	1,117,645	2,648,819
Credence Systems Corp. (1) (2)	227,960	2,063,038
Cree Inc. (1) (2)	186,367	4,746,767
Cypress Semiconductor Corp. (1) (2)	325,913	4,103,245
Fairchild Semiconductor International Inc. Class A (1) (2)	296,664	4,375,794
Integrated Circuit Systems Inc. (2)	172,647	3,563,434
Integrated Device Technology Inc. (1) (2)	259,907	2,794,000
International Rectifier Corp. (1) (2)	159,554	7,613,917
Intersil Corp. Class A (1)	377,906	7,093,296
Lam Research Corp. (2)	341,954	9,896,149
Lattice Semiconductor Corp. (1) (2)	283,727	1,259,748
LTX Corp. (2)	153,886	763,275
Micrel Inc. (1) (2)	191,141	2,201,944
Microchip Technology Inc.	514,634	15,243,459
Semtech Corp. (1) (2)	183,218	3,050,580
Silicon Laboratories Inc. (1) (2)	112,075	2,937,486
TriQuint Semiconductor Inc. (2)	344,442	1,146,992

		75,501,943

SOFTWARE—2.17%
Activision Inc. (2)	498,755	8,239,433
Acxiom Corp.	217,457	4,540,502
Advent Software Inc. (1) (2)	66,087	1,338,923
Certegy Inc.	153,065	5,850,144
CSG Systems International Inc. (2)	124,496	2,362,934
Dun & Bradstreet Corp. (2)	168,031	10,359,111
Fair Isaac Corp. (1)	166,493	6,076,995
Keane Inc. (1) (2)	139,195	1,906,972
SEI Investments Co.	205,071	7,659,402
Sybase Inc. (1) (2)	221,076	4,056,745
Transaction Systems Architects Inc. Class A (2)	88,033	2,168,253
Wind River Systems Inc. (2)	194,195	3,044,978

		57,604,392

TELECOMMUNICATIONS—1.88%
ADTRAN Inc. (1)	169,638	4,205,326
Cincinnati Bell Inc. (2)	605,829	2,605,065
CommScope Inc. (1) (2)	127,323	2,216,693
Harris Corp.	329,524	10,284,444
Newport Corp. (2)	105,333	1,459,915
Plantronics Inc. (1)	116,547	4,237,649
Polycom Inc. (2)	241,637	3,602,808
Powerwave Technologies Inc. (1) (2)	245,565	2,509,674
RF Micro Devices Inc. (1) (2)	462,023	2,508,785
Telephone & Data Systems Inc. (1)	270,217	11,027,556
3Com Corp. (1) (2)	947,190	3,447,772
UTStarcom Inc. (1) (2)	257,019	1,925,072

		50,030,759

TEXTILES—0.45%
Mohawk Industries Inc. (1) (2)	146,466	12,083,445

		12,083,445

TRANSPORTATION—2.32%
Alexander & Baldwin Inc.	107,788	4,995,974
CH Robinson Worldwide Inc. (1)	211,577	12,313,781
CNF Inc.	130,142	5,843,376
Expeditors International Washington Inc. (1)	263,138	13,106,904
Hunt (J.B.) Transport Services Inc.	337,260	6,509,118
Overseas Shipholding Group Inc.	85,674	5,110,454
Swift Transportation Co. Inc. (1) (2)	153,500	3,575,015
Werner Enterprises Inc. (1)	156,711	3,077,804
Yellow Roadway Corp. (2)	142,082	7,217,766

		61,750,192

TRUCKING & LEASING—0.16%
GATX Corp.	123,288	4,253,436

		4,253,436

WATER—0.26%
Aqua America Inc. (1)	236,833	7,043,413

		7,043,413

TOTAL COMMON STOCKS (Cost: $2,235,035,243)		2,656,517,677

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—25.97%
COMMERCIAL PAPER (3)—7.00%
Alpine Securitization Corp.
3.29%, 08/08/05	$981,212	977,804
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	6,592,631	6,579,314
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	15,045,247	15,016,923
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	1,635,353	1,629,353
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	6,222,354	6,211,865
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	3,270,706	3,267,871
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	1,262,950	1,262,407

Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	1,177,650	1,176,414
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	3,270,706	3,264,904
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	4,095,316	4,088,929
Charta LLC
3.31%, 08/11/ 05 (4)	4,906,059	4,887,564
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	3,074,464	3,071,906
Dexia Delaware LLC
3.04%, 07/01/05	4,336,956	4,336,956
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	2,453,029	2,438,785
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	5,411,285	5,388,665
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	8,675,449	8,660,468
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	654,141	651,842
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	3,542,436	3,536,544
General Electric Capital Corp.
2.74%, 07/07/05	1,635,353	1,634,606
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	3,107,171	3,102,974
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	10,891,451	10,845,411
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	9,893,460	9,878,856
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	1,635,353	1,635,353
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	4,786,286	4,782,029
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	6,247,048	6,239,491
Nordea North America Inc.
2.74%, 07/11/05	1,635,353	1,634,108
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	6,508,705	6,496,378
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	1,636,661	1,636,661
Polonius Inc.
3.15%, 07/11/05 (4)	2,289,494	2,287,491
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	10,638,592	10,631,632
Santander Central Hispano
2.75%, 07/08/05	4,088,382	4,086,200
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	5,850,933	5,839,514
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	11,895,557	11,863,534
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	10,649,386	10,638,210
Three Pillars Funding Corp.
3.30%, 07/28/05	475,593	474,416
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	6,377,876	6,377,876
UBS Finance Delaware LLC
3.03%, 07/01/05	4,906,059	4,906,059

Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	2,845,514	2,839,170
Yorktown Capital LLC
3.15%, 07/13/05	1,900,967	1,898,971

		186,177,454

FLOATING RATE NOTES (3)—11.82%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	6,083,513	6,083,551
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	8,013,229	8,013,293
American Express Centurion Bank
3.29%, 06/29/06	1,308,282	1,308,282
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	9,321,512	9,322,629
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	2,125,959	2,125,959
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	2,125,959	2,125,667
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	16,811,428	16,811,262
BMW US Capital LLC
3.19%, 07/14/06 (4)	3,270,706	3,270,706
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	11,120,400	11,119,357
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	12,232,440	12,231,669
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	817,676	817,676
Credit Suisse First Boston
3.15%, 05/09/06	3,270,706	3,270,706
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	9,812,118	9,811,565
DEPFA Bank PLC
3.42%, 03/15/06	3,270,706	3,270,706
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	7,915,108	7,915,401
Fairway Finance LLC
3.21%, 10/20/05	1,308,282	1,308,262
Fifth Third Bancorp
3.26%, 04/21/06 (4)	6,541,412	6,541,412
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	2,289,494	2,289,570
General Electric Capital Corp.
3.28%, 07/07/06	1,471,818	1,473,404
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	469,843	469,843
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	3,761,312	3,761,312
Hartford Life Global Funding Trust
3.21%, 07/15/06	3,270,706	3,270,706
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	9,812,118	9,812,118
HSBC Bank USA N.A.
3.57%, 05/04/06	1,144,747	1,145,529
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	14,391,106	14,391,168
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	3,434,241	3,434,241

Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	12,755,753	12,757,612
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	4,906,059	4,906,059
Marshall & Ilsley Bank
3.36%, 02/20/06	3,270,706	3,273,217
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	4,906,059	4,906,059
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	4,906,059	4,905,698
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	12,101,612	12,103,260
Norddeutsche Landesbank
3.11%, 07/27/05	3,270,706	3,270,624
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	9,812,118	9,812,118
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	12,592,218	12,592,217
Principal Life Income Funding Trusts
3.21%, 05/10/06	2,453,029	2,453,147
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	9,280,628	9,278,016
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	1,798,888	1,798,675
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	18,675,730	18,676,236
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	3,270,706	3,270,706
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	5,069,594	5,068,460
SunTrust Bank
3.17%, 04/28/06	4,906,059	4,906,059
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	11,218,521	11,217,829
Toronto-Dominion Bank
3.81%, 06/20/06	4,088,382	4,088,769
UniCredito Italiano SpA
3.34%, 06/14/06	4,251,918	4,250,480
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	8,435,688	8,435,688
Wells Fargo & Co.
3.19%, 07/14/06 (4)	1,635,353	1,635,534
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	10,956,865	10,956,437
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	10,989,572	10,989,193
Winston Funding Ltd.
3.23%, 07/23/05 (4)	2,335,284	2,335,284
World Savings Bank
3.13%, 09/09/05	1,144,747	1,144,725

		314,428,096

MONEY MARKET FUNDS—0.62%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	13,082,823	13,082,823
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	1,766,969	1,766,969

BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	473,786	473,786
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	1,146,566	1,146,566

		16,470,144

REPURCHASE AGREEMENTS (3)—4.30%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $55,556,759 and effective yields of 3.40% - 3.44%. (7)	$55,551,467	55,551,467
Goldman Sachs & Co. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $42,523,230 and effective yields of 3.43% - 3.44%. (7)	42,519,177	42,519,177
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $16,355,074 and an effective yield of 3.40%. (7)	16,353,529	16,353,529

		114,424,173

TIME DEPOSITS (3)—2.04%
American Express Centurion Bank
3.08%, 07/01/05	2,453,029	2,453,029
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	3,270,706	3,270,706
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	4,578,988	4,578,988
Credit Suisse First Boston
3.16%, 07/13/05	1,635,353	1,635,353
Deutsche Bank AG
3.31%, 07/01/05	134,491	134,491
HBOS Treasury Services PLC
3.39%, 12/14/05	1,962,424	1,962,424
Key Bank N.A.
3.34%, 07/01/05	9,812,118	9,812,118
Natexis Banques
2.98%, 08/18/05	3,270,706	3,270,706
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	5,887,271	5,887,124
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,616,565	2,616,548
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	2,289,494	2,289,462
US Bank N.A.
3.12%, 07/08/05	3,270,706	3,270,706
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	9,812,118	9,812,118
Wells Fargo Bank N.A.
3.04%, 07/01/05	3,270,706	3,270,706

		54,264,479

U.S. GOVERNMENT AGENCY NOTES (3)—0.19%
Federal National Mortgage Association
2.33%, 07/22/05	4,906,059	4,899,405

		4,899,405

TOTAL SHORT-TERM INVESTMENTS (Cost: $690,663,751)	690,663,751

TOTAL INVESTMENTS IN SECURITIES — 125.86% (Cost: $2,925,698,994)(8)	3,347,181,428
Other Assets, Less Liabilities — (25.86%)	(687,655,248)

NET ASSETS — 100.00%	$2,659,526,180

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $2,970,548,083. Net unrealized appreciation aggregated $376,633,345, of which $477,816,048 represented gross unrealized appreciation on securities and $101,182,703 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.92%
ADVERTISING—0.61%
Catalina Marketing Corp. (1)	118,700	$3,016,167
Harte-Hanks Inc.	176,882	5,258,702

		8,274,869

AEROSPACE & DEFENSE—0.84%
Alliant Techsystems Inc. (1) (2)	92,032	6,497,459
Titan Corp. (The) (2)	212,723	4,837,321

		11,334,780

AIRLINES—0.37%
JetBlue Airways Corp. (1) (2)	244,856	5,004,857

		5,004,857

APPAREL—0.43%
Timberland Co. Class A (1) (2)	150,663	5,833,671

		5,833,671

BANKS—3.67%
Bank of Hawaii Corp.	130,545	6,625,159
City National Corp.	112,533	8,069,741
Cullen/Frost Bankers Inc.	121,522	5,790,523
Investors Financial Services Corp. (1)	166,564	6,299,450
SVB Financial Group (1) (2)	88,472	4,237,809
TCF Financial Corp.	313,641	8,117,029
Westamerica Bancorp	81,769	4,318,221
Wilmington Trust Corp.	168,397	6,063,976

		49,521,908

BIOTECHNOLOGY—0.91%
Martek Biosciences Corp. (1) (2)	78,867	2,993,003
Protein Design Labs Inc. (1) (2)	264,380	5,343,120
Vertex Pharmaceuticals Inc. (2)	231,977	3,906,493

		12,242,616

CHEMICALS—0.55%
Crompton Corp. (1)	292,825	4,143,474
Olin Corp. (1)	177,737	3,241,923

		7,385,397

COAL—1.78%
Arch Coal Inc. (1)	158,033	8,608,058
Peabody Energy Corp.	296,780	15,444,431

		24,052,489

COMMERCIAL SERVICES—5.26%
Alliance Data Systems Corp. (1) (2)	166,334	6,746,507
Career Education Corp. (1) (2)	256,110	9,376,187
ChoicePoint Inc. (2)	225,104	9,015,415
Corinthian Colleges Inc. (1) (2)	226,842	2,896,772

Deluxe Corp.	126,015	5,116,209
DeVry Inc. (1) (2)	161,428	3,212,417
Education Management Corp. (2)	170,481	5,750,324
Gartner Inc. Class A (1) (2)	215,786	2,291,647
ITT Educational Services Inc. (1) (2)	115,119	6,149,657
Korn/Ferry International (1) (2)	87,920	1,560,580
Laureate Education Inc. (2)	123,189	5,895,826
MoneyGram International Inc.	215,356	4,117,607
Rollins Inc.	122,875	2,462,415
Sotheby’s Holdings Inc. Class A (1) (2)	120,229	1,647,137
Valassis Communications Inc. (1) (2)	124,574	4,615,467

		70,854,167

COMPUTERS—4.06%
Anteon International Corp. (1) (2)	80,219	3,659,591
Cognizant Technology Solutions Corp. (2)	337,658	15,913,822
Diebold Inc. (1)	177,944	8,027,054
DST Systems Inc. (1) (2)	189,366	8,862,329
Henry (Jack) & Associates Inc.	202,772	3,712,755
National Instruments Corp. (1)	166,712	3,534,294
Reynolds & Reynolds Co. (The) Class A	143,690	3,883,941
Western Digital Corp. (2)	530,903	7,124,718

		54,718,504

DISTRIBUTION & WHOLESALE—1.54%
CDW Corp. (1)	180,959	10,330,949
Fastenal Co. (1)	170,293	10,432,149

		20,763,098

DIVERSIFIED FINANCIAL SERVICES—2.99%
Eaton Vance Corp. (1)	328,006	7,842,623
Legg Mason Inc. (1)	274,468	28,574,864
Waddell & Reed Financial Inc. Class A (1)	208,589	3,858,896

		40,276,383

ELECTRIC—0.64%
DPL Inc. (1)	315,413	8,658,087

		8,658,087

ELECTRICAL COMPONENTS & EQUIPMENT—1.86%
AMETEK Inc.	173,671	7,268,131
Energizer Holdings Inc. (2)	178,234	11,080,808
Hubbell Inc. Class B (1)	153,593	6,773,451

		25,122,390

ELECTRONICS—1.18%
Amphenol Corp. Class A	219,925	8,834,387
Gentex Corp. (1)	388,914	7,078,235

		15,912,622

ENGINEERING & CONSTRUCTION—0.60%
Jacobs Engineering Group Inc. (2)	143,087	8,050,075

		8,050,075

ENTERTAINMENT—1.08%
GTECH Holdings Corp.	286,525	8,377,991
International Speedway Corp. Class A	110,244	6,202,327

		14,580,318

ENVIRONMENTAL CONTROL—1.27%
Republic Services Inc.	321,841	11,589,494
Stericycle Inc. (1) (2)	110,191	5,544,811

		17,134,305

FOOD—2.23%
Hormel Foods Corp.	261,904	7,681,644
Tootsie Roll Industries Inc. (1)	105,777	3,093,977
Whole Foods Market Inc.	162,954	19,277,458

		30,053,079

HEALTH CARE - PRODUCTS—6.80%
Beckman Coulter Inc.	154,186	9,801,604
Cytyc Corp. (2)	284,219	6,269,871
DENTSPLY International Inc. (1)	188,386	10,172,844
Edwards Lifesciences Corp. (1) (2)	148,469	6,387,136
Gen-Probe Inc. (2)	126,031	4,566,103
Henry Schein Inc. (1) (2)	216,286	8,980,195
Hillenbrand Industries Inc.	145,883	7,374,386
INAMED Corp. (2)	90,136	6,036,408
Patterson Companies Inc. (1) (2)	342,709	15,449,322
TECHNE Corp. (1) (2)	95,859	4,400,887
Varian Medical Systems Inc. (1) (2)	329,508	12,300,534

		91,739,290

HEALTH CARE - SERVICES—5.51%
Apria Healthcare Group Inc. (2)	122,260	4,235,086
Covance Inc. (2)	157,142	7,050,962
Coventry Health Care Inc. (2)	267,797	18,946,638
Health Net Inc. (2)	280,601	10,707,734
LifePoint Hospitals Inc. (2)	128,207	6,477,018
Lincare Holdings Inc. (2)	246,975	10,086,459
Renal Care Group Inc. (2)	169,534	7,815,517
Universal Health Services Inc. Class B (1)	144,930	9,011,747

		74,331,161

HOME BUILDERS—2.69%
Hovnanian Enterprises Inc. Class A (1) (2)	121,694	7,934,449
Ryland Group Inc. (1)	117,495	8,914,346
Thor Industries Inc. (1)	114,491	3,598,452
Toll Brothers Inc. (1) (2)	156,327	15,875,007

		36,322,254

HOME FURNISHINGS—0.96%
Harman International Industries Inc.	159,568	12,982,452

		12,982,452

HOUSEHOLD PRODUCTS & WARES—0.67%
Church & Dwight Co. Inc. (1)	158,305	5,730,641
Tupperware Corp. (1)	141,191	3,299,634

		9,030,275

INSURANCE—0.99%
Brown & Brown Inc.	155,196	6,974,508
Gallagher (Arthur J.) & Co. (1)	232,390	6,304,741

		13,279,249

INTERNET—1.65%
F5 Networks Inc. (2)	93,673	4,424,644
Macromedia Inc. (2)	187,561	7,168,581
McAfee Inc. (2)	405,801	10,623,870

		22,217,095

LODGING—0.64%
Boyd Gaming Corp. (1)	167,437	8,561,054

		8,561,054

MACHINERY—1.23%
Graco Inc.	172,547	5,878,676
Nordson Corp.	81,996	2,810,823
Zebra Technologies Corp. Class A (1) (2)	179,458	7,858,466

		16,547,965

MANUFACTURING—2.29%
Carlisle Companies Inc. (1)	77,663	5,330,012
Donaldson Co. Inc. (1)	189,972	5,761,851
Harsco Corp.	103,733	5,658,635
Lancaster Colony Corp.	75,423	3,237,155
Pentair Inc.	253,463	10,850,751

		30,838,404

MEDIA—1.37%
Readers Digest Association Inc. (The) (1)	248,296	4,096,884
Washington Post Co. (The) Class B	17,212	14,372,536

		18,469,420

METAL FABRICATE & HARDWARE—0.95%
Precision Castparts Corp.	164,779	12,836,284

		12,836,284

OFFICE FURNISHINGS—0.89%
Herman Miller Inc. (1)	175,434	5,410,385
HNI Corp.	129,021	6,599,424

		12,009,809

OIL & GAS—3.07%
Murphy Oil Corp.	437,003	22,824,667
Patterson-UTI Energy Inc.	422,886	11,768,917
Plains Exploration & Production Co. (2)	193,003	6,857,397

		41,450,981

OIL & GAS SERVICES—2.27%
FMC Technologies Inc. (1) (2)	172,478	5,514,122
Grant Prideco Inc. (2)	310,359	8,208,996
Smith International Inc. (1)	264,753	16,864,766

		30,587,884

PACKAGING & CONTAINERS—0.33%
Packaging Corp. of America (1)	211,626	4,454,727

		4,454,727

PHARMACEUTICALS—3.99%
Barr Pharmaceuticals Inc. (2)	231,750	11,295,495
Cephalon Inc. (1) (2)	144,730	5,761,701
IVAX Corp. (1) (2)	577,949	12,425,904
Sepracor Inc. (1) (2)	261,302	15,680,733
Valeant Pharmaceuticals International (1)	230,749	4,068,105
VCA Antech Inc. (1) (2)	190,836	4,627,773

		53,859,711

PIPELINES—2.22%
Equitable Resources Inc. (1)	151,871	10,327,228
Questar Corp.	211,555	13,941,474
Western Gas Resources Inc. (1)	161,027	5,619,842

		29,888,544

REAL ESTATE INVESTMENT TRUSTS—3.31%
Developers Diversified Realty Corp.	270,758	12,444,038
Rayonier Inc. (1)	125,319	6,645,667
Regency Centers Corp.	157,473	9,007,456

United Dominion Realty Trust Inc.	341,432	8,211,440
Weingarten Realty Investors (1)	211,180	8,282,480

		44,591,081

RETAIL—14.40%
Abercrombie & Fitch Co. Class A (1)	215,362	14,795,369
Advance Auto Parts Inc. (2)	178,628	11,530,437
Aeropostale Inc. (2)	138,261	4,645,570
American Eagle Outfitters Inc.	346,057	10,606,647
Applebee’s International Inc.	202,292	5,358,715
Brinker International Inc. (2)	221,209	8,859,420
CarMax Inc. (1) (2)	259,898	6,926,282
Cheesecake Factory (The) (1) (2)	194,719	6,762,591
Chico’s FAS Inc. (2)	450,053	15,427,817
Claire’s Stores Inc.	247,349	5,948,743
Copart Inc. (2)	200,275	4,766,545
Dollar Tree Stores Inc. (1) (2)	270,461	6,491,064
Michaels Stores Inc.	338,131	13,988,479
Neiman-Marcus Group Inc. Class A	122,069	11,830,927
O’Reilly Automotive Inc. (1) (2)	263,389	7,851,626
Outback Steakhouse Inc. (1)	169,513	7,668,768
Pacific Sunwear of California Inc. (2)	187,107	4,301,590
PETsMART Inc.	357,963	10,864,177
Ross Stores Inc. (1)	367,169	10,614,856
Ruby Tuesday Inc. (1)	160,717	4,162,570
Urban Outfitters Inc. (1) (2)	163,493	9,268,418
Williams-Sonoma Inc. (1) (2)	289,121	11,440,518

		194,111,129

SEMICONDUCTORS—3.48%
Cree Inc. (1) (2)	187,626	4,778,834
Cypress Semiconductor Corp. (2)	328,450	4,135,186
Integrated Circuit Systems Inc. (2)	174,427	3,600,173
Lam Research Corp. (1) (2)	345,602	10,001,722
LTX Corp. (2)	151,951	753,677
Micrel Inc. (2)	192,081	2,212,773
Microchip Technology Inc.	519,988	15,402,045
Semtech Corp. (1) (2)	184,551	3,072,774
Silicon Laboratories Inc. (1) (2)	113,464	2,973,891

		46,931,075

SOFTWARE—3.38%
Activision Inc. (2)	503,302	8,314,549
Advent Software Inc. (2)	66,800	1,353,368
Certegy Inc.	154,160	5,891,995
CSG Systems International Inc. (2)	125,762	2,386,963
Dun & Bradstreet Corp. (2)	169,843	10,470,821
SEI Investments Co.	206,622	7,717,332
Sybase Inc. (2)	223,606	4,103,170
Transaction Systems Architects Inc. Class A (2)	88,475	2,179,139
Wind River Systems Inc. (2)	197,322	3,094,009

		45,511,346

TELECOMMUNICATIONS—1.60%
ADTRAN Inc. (1)	170,901	4,236,636
Cincinnati Bell Inc. (2)	613,776	2,639,237
Harris Corp.	333,075	10,395,271
Plantronics Inc. (1)	117,311	4,265,428

		21,536,572

TRANSPORTATION—2.83%
CH Robinson Worldwide Inc. (1)	213,537	12,427,853
CNF Inc. (1)	131,225	5,892,003

Expeditors International Washington Inc. (1)	265,968	13,247,866
Hunt (J.B.) Transport Services Inc.	339,749	6,557,156

		38,124,878

WATER—0.53%
Aqua America Inc. (1)	238,909	7,105,154

		7,105,154

TOTAL COMMON STOCKS (Cost: $1,177,778,452)		1,347,091,409

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—24.92%
COMMERCIAL PAPER (3)—6.72%
Alpine Securitization Corp.
3.29%, 08/08/05	$477,562	475,902
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	3,208,676	3,202,194
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	7,322,618	7,308,832
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	795,937	793,017
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	3,028,460	3,023,355
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,591,873	1,590,494
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	614,686	614,421
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	573,170	572,568
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	1,591,873	1,589,050
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	1,993,217	1,990,108
Charta LLC
3.31%, 08/11/05 (4)	2,387,810	2,378,809
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	1,496,361	1,495,117
Dexia Delaware LLC
3.04%, 07/01/05	2,110,824	2,110,824
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	1,193,905	1,186,972
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	2,633,707	2,622,697
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	4,222,396	4,215,106
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	318,375	317,256
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	1,724,126	1,721,259
General Electric Capital Corp.
2.74%, 07/07/05	795,937	795,573
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	1,512,280	1,510,237
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	5,300,938	5,278,531
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	4,815,210	4,808,102

Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	795,937	795,937
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	2,329,516	2,327,444
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	3,040,478	3,036,800
Nordea North America Inc.
2.74%, 07/11/05	795,937	795,331
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	3,167,828	3,161,829
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	796,573	796,574
Polonius Inc.
3.15%, 07/11/05 (4)	1,114,311	1,113,336
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	5,177,871	5,174,483
Santander Central Hispano
2.75%, 07/08/05	1,989,842	1,988,780
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	2,847,686	2,842,128
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	5,789,644	5,774,058
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	5,183,124	5,177,685
Three Pillars Funding Corp.
3.30%, 07/28/05	231,474	230,901
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	3,104,153	3,104,153
UBS Finance Delaware LLC
3.03%, 07/01/05	2,387,810	2,387,810
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,384,930	1,381,843
Yorktown Capital LLC
3.15%, 07/13/05	925,213	924,241

		90,613,757

FLOATING RATE NOTES (3)—11.35%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	2,960,885	2,960,904
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	3,900,090	3,900,121
American Express Centurion Bank
3.29%, 06/29/06	636,749	636,749
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	4,536,839	4,537,384
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	1,034,718	1,034,718
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	1,034,718	1,034,575
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	8,182,229	8,182,150
BMW US Capital LLC
3.19%, 07/14/06 (4)	1,591,873	1,591,873
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	5,412,370	5,411,862
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	5,953,607	5,953,232
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	397,968	397,968
Credit Suisse First Boston
3.15%, 05/09/06	1,591,873	1,591,873
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	4,775,620	4,775,351

DEPFA Bank PLC
3.42%, 03/15/06	1,591,873	1,591,873
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	3,852,334	3,852,475
Fairway Finance LLC
3.21%, 10/20/05	636,749	636,740
Fifth Third Bancorp
3.26%, 04/21/06 (4)	3,183,747	3,183,747
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	1,114,311	1,114,348
General Electric Capital Corp.
3.28%, 07/07/06	716,343	717,115
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	228,676	228,676
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	1,830,654	1,830,655
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,591,873	1,591,873
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	4,775,620	4,775,619
HSBC Bank USA N.A.
3.57%, 05/04/06	557,156	557,536
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	7,004,243	7,004,274
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	1,671,467	1,671,467
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	6,208,306	6,209,212
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	2,387,810	2,387,810
Marshall & Ilsley Bank
3.36%, 02/20/06	1,591,873	1,593,096
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	2,387,810	2,387,810
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	2,387,810	2,387,634
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	5,889,932	5,890,733
Norddeutsche Landesbank
3.11%, 07/27/05	1,591,873	1,591,833
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	4,775,620	4,775,620
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	6,128,713	6,128,713
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,193,905	1,193,962
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	4,516,941	4,515,670
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	875,530	875,426
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	9,089,597	9,089,842
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	1,591,873	1,591,873
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	2,467,404	2,466,852
SunTrust Bank
3.17%, 04/28/06	2,387,810	2,387,810
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	5,460,126	5,459,790
Toronto-Dominion Bank
3.81%, 06/20/06	1,989,842	1,990,030

UniCredito Italiano SpA
3.34%, 06/14/06	2,069,435	2,068,736
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	4,105,703	4,105,703
Wells Fargo & Co.
3.19%, 07/14/06 (4)	795,937	796,025
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	5,332,776	5,332,568
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	5,348,695	5,348,509
Winston Funding Ltd.
3.23%, 07/23/05 (4)	1,136,598	1,136,598
World Savings Bank
3.13%, 09/09/05	557,156	557,145

		153,034,158

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	6,367,494	6,367,494
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	720,485	720,485
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	230,595	230,595
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	558,041	558,041

		7,876,615

REPURCHASE AGREEMENTS (3)—4.13%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $27,039,829 and effective yields of 3.40% - 3.44%. (7)	$27,037,254	27,037,254
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $20,696,327 and effective yields of 3.43% - 3.44%. (7)	20,694,354	20,694,354
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $7,960,119 and an effective yield of 3.40%. (7)	7,959,367	7,959,367

		55,690,975

TIME DEPOSITS (3)—1.96%
American Express Centurion Bank
3.08%, 07/01/05	1,193,905	1,193,905
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,591,873	1,591,873
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,228,623	2,228,622
Credit Suisse First Boston
3.16%, 07/13/05	795,937	795,937
Deutsche Bank AG
3.31%, 07/01/05	65,458	65,458
HBOS Treasury Services PLC
3.39%, 12/14/05	955,124	955,124
Key Bank N.A.
3.34%, 07/01/05	4,775,620	4,775,620

Natexis Banques
2.98%, 08/18/05	1,591,873	1,591,873
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	2,865,372	2,865,301
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,273,499	1,273,491
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,114,311	1,114,296
US Bank N.A.
3.12%, 07/08/05	1,591,873	1,591,873
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	4,775,620	4,775,620
Wells Fargo Bank N.A.
3.04%, 07/01/05	1,591,873	1,591,873

		26,410,866

U.S. GOVERNMENT AGENCY NOTES (3)—0.18%
Federal National Mortgage Association
2.33%, 07/22/05	2,387,810	2,384,572

		2,384,572

TOTAL SHORT-TERM INVESTMENTS (Cost: $336,010,943)		336,010,943

TOTAL INVESTMENTS IN SECURITIES — 124.84% (Cost: $1,513,789,395) (8)		1,683,102,352
Other Assets, Less Liabilities — (24.84%)		(334,879,291)

NET ASSETS — 100.00%		$1,348,223,061

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $1,531,418,614. Net unrealized appreciation aggregated $151,683,738, of which $178,391,659 represented gross unrealized appreciation on securities and $26,707,921 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
AEROSPACE & DEFENSE—0.10%
Sequa Corp. Class A (1) (2)	32,651	$2,160,517

		2,160,517

AGRICULTURE—0.21%
Universal Corp. (2)	99,408	4,352,082

		4,352,082

AIRLINES—0.29%
AirTran Holdings Inc. (1) (2)	336,204	3,103,163
Alaska Air Group Inc. (1) (2)	100,003	2,975,089

		6,078,252

AUTO PARTS & EQUIPMENT—1.59%
ArvinMeritor Inc. (2)	271,496	4,829,914
Bandag Inc. (2)	60,628	2,791,919
BorgWarner Inc. (2)	218,838	11,745,035
Lear Corp. (2)	259,913	9,455,635
Modine Manufacturing Co.	126,433	4,116,658

		32,939,161

BANKS—4.99%
Associated Bancorp	494,885	16,657,829
Colonial BancGroup Inc. (The)	600,826	13,254,222
Commerce Bancorp Inc. (2)	627,936	19,032,740
FirstMerit Corp. (2)	323,943	8,458,152
Greater Bay Bancorp (2)	198,136	5,224,846
Hibernia Corp. Class A	607,867	20,169,027
Mercantile Bankshares Corp. (2)	307,947	15,868,509
Texas Regional Bancshares Inc. Class A	159,415	4,858,969

		103,524,294

BEVERAGES—1.65%
Constellation Brands Inc. (1)	809,162	23,870,279
PepsiAmericas Inc.	403,974	10,365,973

		34,236,252

BIOTECHNOLOGY—1.94%
Charles River Laboratories International Inc. (1)	258,256	12,460,852
Invitrogen Corp. (1)	201,202	16,758,115
Millennium Pharmaceuticals Inc. (1) (2)	1,191,659	11,046,679

		40,265,646

BUILDING MATERIALS—0.90%
Martin Marietta Materials Inc.	180,569	12,480,929
York International Corp. (2)	162,679	6,181,802

		18,662,731

CHEMICALS—4.93%
Airgas Inc. (2)	274,199	6,764,489
Albemarle Corp. (2)	180,430	6,580,282
Cabot Corp.	243,852	8,047,116
Cabot Microelectronics Corp. (1) (2)	95,648	2,772,836
Cytec Industries Inc.	167,396	6,662,361
Ferro Corp.	162,252	3,222,325
FMC Corp. (1)	145,335	8,159,107
Lubrizol Corp.	262,582	11,031,070
Lyondell Chemical Co.	856,043	22,616,656
Minerals Technologies Inc. (2)	79,451	4,894,182
RPM International Inc. (2)	455,246	8,312,792
Sensient Technologies Corp. (2)	182,941	3,770,414
Valspar Corp. (The) (2)	197,542	9,539,303

		102,372,933

COMMERCIAL SERVICES—2.31%
ADESA Inc.	346,052	7,533,552
Banta Corp.	96,065	4,357,508
Kelly Services Inc. Class A (2)	106,106	3,038,876
Manpower Inc.	348,964	13,881,788
MPS Group Inc. (1)	401,384	3,781,037
Quanta Services Inc. (1) (2)	378,240	3,328,512
Rent-A-Center Inc. (1)	272,193	6,339,375
United Rentals Inc. (1) (2)	280,468	5,668,258

		47,928,906

COMPUTERS—4.07%
BISYS Group Inc. (The) (1)	468,016	6,992,159
Cadence Design Systems Inc. (1) (2)	1,062,841	14,518,408
Ceridian Corp. (1)	580,153	11,301,380
Imation Corp. (2)	130,285	5,053,755
McDATA Corp. Class A (1) (2)	610,789	2,443,156
Mentor Graphics Corp. (1) (2)	302,605	3,101,701
SanDisk Corp. (1)	701,752	16,652,575
Storage Technology Corp. (1)	415,733	15,086,951
Synopsys Inc. (1)	556,712	9,280,389

		84,430,474

DISTRIBUTION & WHOLESALE—0.40%
Tech Data Corp. (1)	227,616	8,333,022

		8,333,022

DIVERSIFIED FINANCIAL SERVICES—2.61%
AmeriCredit Corp. (1) (2)	572,115	14,588,932
Edwards (A.G.) Inc.	298,338	13,469,961
IndyMac Bancorp Inc. (2)	242,039	9,858,248
Jefferies Group Inc. (2)	201,083	7,619,035
LaBranche & Co. Inc. (1) (2)	222,941	1,404,528
Raymond James Financial Inc.	258,341	7,298,133

		54,238,837

ELECTRIC—9.85%
Alliant Energy Corp.	450,235	12,674,115
Aquila Inc. (1) (2)	936,521	3,380,841
Black Hills Corp. (2)	126,020	4,643,837
Duquesne Light Holdings Inc. (2)	300,416	5,611,771
Energy East Corp.	570,596	16,535,872
Great Plains Energy Inc. (2)	288,921	9,213,691
Hawaiian Electric Industries Inc. (2)	313,034	8,392,442
IDACORP Inc. (2)	163,399	5,004,911
MDU Resources Group Inc. (2)	458,745	12,922,847
Northeast Utilities	501,302	10,457,160
NSTAR	413,322	12,742,717
OGE Energy Corp.	349,420	10,112,215

Pepco Holdings Inc.	731,353	17,508,591
PNM Resources Inc.	267,392	7,703,564
Puget Energy Inc.	387,603	9,062,158
SCANA Corp.	439,714	18,780,185
Sierra Pacific Resources Corp. (1) (2)	455,488	5,670,826
Westar Energy Inc.	335,577	8,063,915
Wisconsin Energy Corp.	453,196	17,674,644
WPS Resources Corp. (2)	146,517	8,241,581

		204,397,883

ELECTRONICS—2.28%
Arrow Electronics Inc. (1)	455,872	12,381,484
Avnet Inc. (1)	467,462	10,531,919
KEMET Corp. (1) (2)	335,364	2,112,793
Plexus Corp. (1) (2)	167,874	2,388,847
Thomas & Betts Corp. (1)	232,444	6,564,219
Varian Inc. (1) (2)	132,326	5,000,600
Vishay Intertechnology Inc. (1) (2)	697,290	8,276,832

		47,256,694

ENGINEERING & CONSTRUCTION—0.38%
Dycom Industries Inc. (1)	189,179	3,747,636
Granite Construction Inc.	143,773	4,040,021

		7,787,657

ENTERTAINMENT—0.21%
Macrovision Corp. (1) (2)	195,398	4,404,271

		4,404,271

FOOD—3.24%
Dean Foods Co. (1)	583,010	20,545,272
Ruddick Corp.	174,363	4,451,487
Smithfield Foods Inc. (1)	388,062	10,582,451
Smucker (J.M.) Co. (The) (2)	226,288	10,621,959
TreeHouse Foods Inc. (1)	1	17
Tyson Foods Inc. Class A	1,178,042	20,969,148

		67,170,334

FOREST PRODUCTS & PAPER—0.90%
Bowater Inc. (2)	216,650	7,012,960
Glatfelter Co.	144,716	1,794,478
Longview Fibre Co.	197,787	4,064,523
Potlatch Corp.	112,250	5,874,042

		18,746,003

GAS—1.89%
AGL Resources Inc.	298,722	11,545,605
ONEOK Inc.	395,085	12,899,525
Vectren Corp. (2)	294,751	8,468,196
WGL Holdings Inc. (2)	188,646	6,346,051

		39,259,377

HAND & MACHINE TOOLS—0.33%
Kennametal Inc.	147,051	6,742,288

		6,742,288

HEALTH CARE - PRODUCTS—0.82%
Advanced Medical Optics Inc. (1) (2)	251,831	10,010,282
Steris Corp.	267,954	6,905,175

		16,915,457

HEALTH CARE - SERVICES—2.47%
Community Health Systems Inc. (1)	262,561	9,922,180
PacifiCare Health Systems Inc. (1) (2)	337,533	24,116,733
Triad Hospitals Inc. (1) (2)	313,131	17,109,478

		51,148,391

HOLDING COMPANIES - DIVERSIFIED—0.68%
Leucadia National Corp. (2)	366,909	14,173,695

		14,173,695

HOME BUILDERS—3.77%
D.R. Horton Inc.	1,137,119	42,767,046
Lennar Corp. Class A	560,247	35,547,672

		78,314,718

HOME FURNISHINGS—0.21%
Furniture Brands International Inc. (2)	205,478	4,440,380

		4,440,380

HOUSEHOLD PRODUCTS & WARES—0.89%
American Greetings Corp. Class A (2)	265,455	7,034,557
Blyth Inc.	136,440	3,827,142
Scotts Miracle-Gro Co. (The) Class A (1) (2)	107,647	7,665,543

		18,527,242

INSURANCE—9.36%
Allmerica Financial Corp. (1)	206,980	7,676,888
American Financial Group Inc.	226,865	7,604,515
AmerUs Group Co. (2)	151,760	7,292,068
Berkley (W.R.) Corp.	461,679	16,472,707
Everest Re Group Ltd.	218,370	20,308,410
Fidelity National Financial Inc.	669,265	23,886,068
First American Corp.	332,902	13,362,686
HCC Insurance Holdings Inc. (2)	270,407	10,240,313
Horace Mann Educators Corp.	166,069	3,125,419
Ohio Casualty Corp.	242,645	5,867,156
Old Republic International Corp.	707,775	17,899,630
PMI Group Inc. (The) (2)	362,283	14,121,791
Protective Life Corp.	269,691	11,386,354
Radian Group Inc.	333,817	15,762,839
StanCorp Financial Group Inc.	108,424	8,303,110
Unitrin Inc.	224,565	11,026,141

		194,336,095

INTERNET—0.94%
Avocent Corp. (1)	192,354	5,028,134
CheckFree Corp. (1) (2)	329,380	11,218,683
RSA Security Inc. (1) (2)	275,806	3,166,253

		19,413,070

IRON & STEEL—0.20%
Steel Dynamics Inc.	159,757	4,193,621

		4,193,621

LEISURE TIME—0.20%
Callaway Golf Co. (2)	274,750	4,239,392

		4,239,392

MACHINERY—0.73%
AGCO Corp. (1) (2)	350,310	6,697,927
Flowserve Corp. (1) (2)	214,142	6,479,937
Tecumseh Products Co. Class A (2)	71,558	1,963,552

		15,141,416

MANUFACTURING—2.12%
Brink’s Co. (The)	219,791	7,912,476
Crane Co. (2)	214,645	5,645,163
Federal Signal Corp. (2)	187,372	2,923,003
SPX Corp. (2)	291,109	13,385,192
Teleflex Inc. (2)	149,719	8,888,817
Trinity Industries Inc. (2)	164,863	5,280,562

		44,035,213

MEDIA—2.08%
Belo (A.H.) Corp.	414,294	9,930,627
Emmis Communications Corp. (1) (2)	128,869	2,277,115
Entercom Communications Corp. (1) (2)	163,678	5,448,841
Lee Enterprises Inc.	175,764	7,046,379
Media General Inc. Class A (2)	92,864	6,013,873
Scholastic Corp. (1) (2)	145,094	5,593,374
Westwood One Inc.	330,136	6,744,678

		43,054,887

METAL FABRICATE & HARDWARE—0.24%
Worthington Industries Inc. (2)	309,702	4,893,292

		4,893,292

OIL & GAS—6.50%
ENSCO International Inc. (2)	587,815	21,014,386
Forest Oil Corp. (1)	218,484	9,176,328
Helmerich & Payne Inc. (2)	198,296	9,304,048
Newfield Exploration Co. (1) (2)	489,659	19,532,498
Noble Energy Inc.	337,203	25,509,407
Pioneer Natural Resources Co. (2)	557,789	23,471,761
Pogo Producing Co.	236,301	12,268,748
Pride International Inc. (1)	569,476	14,635,533

		134,912,709

OIL & GAS SERVICES—2.73%
Cooper Cameron Corp. (1) (2)	212,817	13,205,295
Hanover Compressor Co. (1) (2)	303,309	3,491,087
Tidewater Inc. (2)	235,229	8,966,929
Weatherford International Ltd. (1) (2)	535,968	31,075,425

		56,738,736

PACKAGING & CONTAINERS—0.49%
Sonoco Products Co.	384,390	10,186,335

		10,186,335

PHARMACEUTICALS—1.27%
Omnicare Inc. (2)	406,644	17,253,905
Par Pharmaceutical Companies Inc. (1) (2)	132,434	4,212,726
Perrigo Co. (2)	345,209	4,812,213

		26,278,844

PIPELINES—0.42%
National Fuel Gas Co.	304,266	8,796,330

		8,796,330

REAL ESTATE INVESTMENT TRUSTS—3.26%
AMB Property Corp. (2)	325,642	14,142,632
Highwoods Properties Inc. (2)	208,105	6,193,205
Hospitality Properties Trust	261,118	11,507,470
Liberty Property Trust (2)	337,204	14,941,509
Mack-Cali Realty Corp. (2)	219,399	9,938,775
New Plan Excel Realty Trust Inc. (2)	399,736	10,860,827

		67,584,418

RETAIL—4.34%
AnnTaylor Stores Corp. (1) (2)	282,713	6,864,272
Barnes & Noble Inc. (1)	244,892	9,501,810
BJ’s Wholesale Club Inc. (1) (2)	265,130	8,614,074
Bob Evans Farms Inc. (2)	136,935	3,193,324
Borders Group Inc.	275,393	6,970,197
CBRL Group Inc.	181,335	7,046,678
Foot Locker Inc.	606,967	16,521,642
Krispy Kreme Doughnuts Inc. (1) (2)	239,102	1,664,150
99 Cents Only Stores (1)	228,770	2,907,667
Payless ShoeSource Inc. (1) (2)	261,077	5,012,678
Pier 1 Imports Inc. (2)	333,373	4,730,563
Regis Corp. (2)	174,300	6,811,644
Saks Inc. (1)	541,322	10,268,878

		90,107,577

SAVINGS & LOANS—2.75%
Astoria Financial Corp. (2)	389,103	11,077,762
Independence Community Bank Corp.	302,391	11,167,300
New York Community Bancorp Inc. (2)	946,448	17,149,638
Washington Federal Inc. (2)	335,987	7,902,414
Webster Financial Corp.	208,313	9,726,134

		57,023,248

SEMICONDUCTORS—2.19%
Atmel Corp. (1)	1,748,822	4,144,708
Credence Systems Corp. (1) (2)	354,210	3,205,601
Fairchild Semiconductor International Inc. Class A (1) (2)	463,738	6,840,136
Integrated Device Technology Inc. (1) (2)	407,154	4,376,906
International Rectifier Corp. (1) (2)	249,811	11,920,981
Intersil Corp. Class A	592,215	11,115,876
Lattice Semiconductor Corp. (1) (2)	439,891	1,953,116
TriQuint Semiconductor Inc. (1) (2)	537,470	1,789,775

		45,347,099

SOFTWARE—0.95%
Acxiom Corp.	340,635	7,112,459
Fair Isaac Corp. (2)	261,359	9,539,604
Keane Inc. (1) (2)	217,362	2,977,859

		19,629,922

TELECOMMUNICATIONS—2.17%
CommScope Inc. (1) (2)	198,504	3,455,955
Newport Corp. (1) (2)	167,054	2,315,368
Polycom Inc. (1)	379,711	5,661,491
Powerwave Technologies Inc. (1) (2)	386,019	3,945,114
RF Micro Devices Inc. (1) (2)	728,401	3,955,217
Telephone & Data Systems Inc. (2)	423,602	17,287,198
3Com Corp. (1) (2)	1,486,413	5,410,542
UTStarcom Inc. (1) (2)	404,670	3,030,978

		45,061,863

TEXTILES—0.91%
Mohawk Industries Inc. (1) (2)	229,958	18,971,535

		18,971,535

TRANSPORTATION—1.81%
Alexander & Baldwin Inc. (2)	169,568	7,859,477
Overseas Shipholding Group Inc.	134,477	8,021,553
Swift Transportation Co. Inc. (1) (2)	240,473	5,600,616
Werner Enterprises Inc. (2)	246,021	4,831,852
Yellow Roadway Corp. (1)	222,435	11,299,698

		37,613,196

TRUCKING & LEASING—0.32%
GATX Corp. (2)	193,486	6,675,267

		6,675,267

TOTAL COMMON STOCKS (Cost: $1,871,128,807)		2,073,041,562

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—23.91%
COMMERCIAL PAPER (3)—6.45%
Alpine Securitization Corp.
3.29%, 08/08/05	$705,146	702,702
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	4,737,781	4,728,211
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	10,812,237	10,791,883
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	1,175,243	1,170,931
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	4,471,683	4,464,145
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	2,350,486	2,348,449
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	907,617	907,226
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	846,316	845,427
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	2,350,486	2,346,317
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	2,943,091	2,938,500
Charta LLC
3.31%, 08/11/05 (4)	3,525,729	3,512,438
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	2,209,457	2,207,619
Dexia Delaware LLC
3.04%, 07/01/05	3,116,745	3,116,745
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	1,762,865	1,752,628
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	3,888,809	3,872,553
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	6,234,594	6,223,829
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	470,097	468,445
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	2,545,765	2,541,531
General Electric Capital Corp.
2.74%, 07/07/05	1,175,243	1,174,706
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	2,232,962	2,229,946
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	7,827,119	7,794,034
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	7,109,916	7,099,421
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	1,175,243	1,175,243

Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	3,439,655	3,436,596
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	4,489,429	4,483,998
Nordea North America Inc.
2.74%, 07/11/05	1,175,243	1,174,349
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	4,677,468	4,668,610
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	1,176,183	1,176,183
Polonius Inc.
3.15%, 07/11/05 (4)	1,645,340	1,643,901
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	7,645,403	7,640,402
Santander Central Hispano
2.75%, 07/08/05	2,938,108	2,936,540
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	4,204,761	4,196,554
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	8,548,719	8,525,705
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	7,653,160	7,645,128
Three Pillars Funding Corp.
3.30%, 07/28/05	341,784	340,938
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	4,583,448	4,583,448
UBS Finance Delaware LLC
3.03%, 07/01/05	3,525,729	3,525,729
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	2,044,923	2,040,364
Yorktown Capital LLC
3.15%, 07/13/05	1,366,126	1,364,692

		133,796,066

FLOATING RATE NOTES (3)—10.89%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	4,371,905	4,371,932
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	5,758,691	5,758,737
American Express Centurion Bank
3.29%, 06/29/06	940,195	940,195
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	6,698,886	6,699,690
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	1,527,816	1,527,816
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	1,527,816	1,527,607
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	12,081,500	12,081,383
BMW US Capital LLC
3.19%, 07/14/06 (4)	2,350,486	2,350,486
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	7,991,654	7,990,904
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	8,790,819	8,790,264
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	587,622	587,622
Credit Suisse First Boston
3.15%, 05/09/06	2,350,486	2,350,486
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	7,051,459	7,051,062
DEPFA Bank PLC
3.42%, 03/15/06	2,350,486	2,350,486

Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	5,688,177	5,688,388
Fairway Finance LLC
3.21%, 10/20/05	940,195	940,180
Fifth Third Bancorp
3.26%, 04/21/06 (4)	4,700,973	4,700,973
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	1,645,340	1,645,396
General Electric Capital Corp.
3.28%, 07/07/06	1,057,719	1,058,859
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	337,652	337,652
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	2,703,059	2,703,059
Hartford Life Global Funding Trust
3.21%, 07/15/06	2,350,486	2,350,486
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	7,051,459	7,051,458
HSBC Bank USA N.A.
3.57%, 05/04/06	822,670	823,232
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	10,342,140	10,342,186
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	2,468,011	2,468,011
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	9,166,897	9,168,233
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	3,525,729	3,525,729
Marshall & Ilsley Bank
3.36%, 02/20/06	2,350,486	2,352,291
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	3,525,729	3,525,729
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	3,525,729	3,525,470
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	8,696,799	8,697,983
Norddeutsche Landesbank
3.11%, 07/27/05	2,350,486	2,350,427
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	7,051,459	7,051,459
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	9,049,372	9,049,373
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,762,865	1,762,949
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	6,669,505	6,667,629
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	1,292,767	1,292,615
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	13,421,277	13,421,636
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	2,350,486	2,350,486
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	3,643,254	3,642,439
SunTrust Bank
3.17%, 04/28/06	3,525,729	3,525,729
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	8,062,168	8,061,670
Toronto-Dominion Bank
3.81%, 06/20/06	2,938,108	2,938,386
UniCredito Italiano SpA
3.34%, 06/14/06	3,055,632	3,054,599

Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	6,062,291	6,062,291
Wells Fargo & Co.
3.19%, 07/14/06 (4)	1,175,243	1,175,373
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	7,874,129	7,873,822
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	7,897,634	7,897,361
Winston Funding Ltd.
3.23%, 07/23/05 (4)	1,678,247	1,678,247
World Savings Bank
3.13%, 09/09/05	822,670	822,655

		225,963,131

MONEY MARKET FUNDS—0.56%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	9,401,945	9,401,945
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	1,099,385	1,099,385
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	340,485	340,485
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3) (6) 3.13%	823,977	823,977

		11,665,792

REPURCHASE AGREEMENTS (3)—3.96%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $39,925,756 and effective yields of 3.40% - 3.44%. (7)	$39,921,954	39,921,954
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $30,559,236 and effective yields of 3.43% - 3.44%. (7)	30,556,322	30,556,322
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $11,753,542 and an effective yield of 3.40%. (7)	11,752,432	11,752,432

		82,230,708

TIME DEPOSITS (3)—1.88%
American Express Centurion Bank
3.08%, 07/01/05	1,762,865	1,762,865
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,350,486	2,350,486
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	3,290,681	3,290,681
Credit Suisse First Boston
3.16%, 07/13/05	1,175,243	1,175,243
Deutsche Bank AG
3.31%, 07/01/05	96,652	96,652
HBOS Treasury Services PLC
3.39%, 12/14/05	1,410,292	1,410,292
Key Bank N.A.
3.34%, 07/01/05	7,051,459	7,051,459
Natexis Banques
2.98%, 08/18/05	2,350,486	2,350,486

Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	4,230,875	4,230,769
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,880,389	1,880,377
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,645,340	1,645,317
US Bank N.A.
3.12%, 07/08/05	2,350,486	2,350,486
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	7,051,459	7,051,458
Wells Fargo Bank N.A.
3.04%, 07/01/05	2,350,486	2,350,486

		38,997,057

U.S. GOVERNMENT AGENCY NOTES (3)—0.17%
Federal National Mortgage Association
2.33%, 07/22/05	3,525,729	3,520,948

		3,520,948

TOTAL SHORT-TERM INVESTMENTS (Cost: $496,173,702)		496,173,702

TOTAL INVESTMENTS IN SECURITIES — 123.80% (Cost: $2,367,302,509) (8)		2,569,215,264
Other Assets, Less Liabilities — (23.80%)		(493,873,649)

NET ASSETS — 100.00%		$2,075,341,615

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $2,389,882,743. Net unrealized appreciation aggregated $179,332,521, of which $247,541,974 represented gross unrealized appreciation on securities and $68,209,453 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.94%
ADVERTISING—0.19%
ADVO Inc. (1)	211,535	$6,737,390

		6,737,390

AEROSPACE & DEFENSE—2.23%
AAR Corp. (1) (2)	219,796	3,452,995
Armor Holdings Inc. (1) (2)	233,733	9,258,164
Curtiss-Wright Corp.	146,231	7,889,162
DRS Technologies Inc. (1)	187,651	9,622,743
EDO Corp.	119,574	3,576,458
Engineered Support Systems Inc.	282,211	10,111,620
Esterline Technologies Corp. (2)	170,366	6,828,269
GenCorp Inc. (1) (2)	345,865	6,661,360
Kaman Corp. Class A	153,628	2,771,449
Moog Inc. Class A (2)	248,143	7,814,023
Teledyne Technologies Inc. (2)	225,233	7,338,091
Triumph Group Inc. (2)	107,352	3,731,556

		79,055,890

AGRICULTURE—0.27%
Alliance One International Inc.	590,414	3,548,388
Delta & Pine Land Co. (1)	243,749	6,108,350

		9,656,738

AIRLINES—0.31%
Frontier Airlines Inc. (1) (2)	244,589	2,526,604
Mesa Air Group Inc. (1) (2)	204,837	1,374,456
SkyWest Inc.	390,184	7,093,545

		10,994,605

APPAREL—1.69%
Ashworth Inc. (2)	94,924	855,265
Gymboree Corp. (2)	210,924	2,881,222
Haggar Corp.	43,174	878,591
Kellwood Co.	187,720	5,049,668
K-Swiss Inc. Class A (1)	202,586	6,551,631
OshKosh B’Gosh Inc. Class A	80,018	2,079,668
Oxford Industries Inc. (1)	103,519	4,456,493
Phillips-Van Heusen Corp. (1)	215,076	7,030,834
Quiksilver Inc. (2)	790,008	12,624,328
Russell Corp. (1)	222,802	4,556,301
Stride Rite Corp.	244,047	3,365,408
Wolverine World Wide Inc.	391,617	9,402,724

		59,732,133

AUTO MANUFACTURERS—0.70%
Oshkosh Truck Corp.	251,357	19,676,226
Wabash National Corp. (1)	210,367	5,097,192

		24,773,418

AUTO PARTS & EQUIPMENT—0.15%
Standard Motor Products Inc.	102,916	1,358,491
Superior Industries International Inc. (1)	165,276	3,917,041

		5,275,532

BANKS—5.89%
Amegy Bancorporation Inc. (1)	474,813	10,626,315
Boston Private Financial Holdings Inc. (1)	189,280	4,769,856
Central Pacific Financial Corp.	205,372	7,311,243
Chittenden Corp. (1)	314,010	8,541,072
Community Bank System Inc. (1)	204,997	4,999,877
East West Bancorp Inc. (1)	355,769	11,950,281
First BanCorp (Puerto Rico)	259,810	10,431,371
First Midwest Bancorp Inc.	309,325	10,878,960
First Republic Bank (1)	163,563	5,778,681
Fremont General Corp. (1)	483,643	11,767,034
Gold Bancorp Inc.	264,297	3,845,521
Hudson United Bancorp	302,916	10,935,268
Irwin Financial Corp. (1)	155,967	3,460,908
Nara Bancorp Inc. (1)	156,987	2,304,569
PrivateBancorp Inc. (1)	126,984	4,492,694
Provident Bankshares Corp.	223,012	7,116,313
Republic Bancorp Inc. (1)	473,980	7,100,220
South Financial Group Inc. (The)	502,949	14,293,811
Sterling Bancshares Inc.	305,486	4,753,362
Susquehanna Bancshares Inc. (1)	315,652	7,761,883
TrustCo Bank Corp. NY (1)	508,890	6,646,103
UCBH Holdings Inc. (1)	619,296	10,057,367
Umpqua Holdings Corp.	300,734	7,079,278
United Bancshares Inc. (1)	263,078	9,368,208
Whitney Holding Corp.	424,921	13,865,172
Wintrust Financial Corp. (1)	158,822	8,314,332

		208,449,699

BEVERAGES—0.08%
Peet’s Coffee & Tea Inc. (1) (2)	81,804	2,702,804

		2,702,804

BIOTECHNOLOGY—0.54%
ArQule Inc. (2)	211,560	1,370,909
Cambrex Corp.	177,889	3,388,785
CryoLife Inc. (1) (2)	153,957	1,194,706
Enzo Biochem Inc. (1) (2)	201,683	3,616,176
Integra LifeSciences Holdings Corp. (1) (2)	168,842	4,930,186
Regeneron Pharmaceuticals Inc. (2)	325,089	2,727,497
Savient Pharmaceuticals Inc. (1) (2)	409,875	1,807,549

		19,035,808

BUILDING MATERIALS—1.56%
Apogee Enterprises Inc.	184,526	2,836,165
ElkCorp (1)	129,360	3,693,228
Florida Rock Industries Inc. (1)	253,282	18,578,235
Lennox International Inc.	381,212	8,070,258
Simpson Manufacturing Co. Inc. (1)	285,813	8,731,587
Texas Industries Inc. (1)	153,492	8,630,855
Universal Forest Products Inc.	116,680	4,836,386

		55,376,714

CHEMICALS—1.18%
Arch Chemicals Inc. (1)	160,198	3,998,542
Fuller (H.B.) Co.	194,573	6,627,156
Georgia Gulf Corp.	230,824	7,167,085

MacDermid Inc.	186,333	5,806,136
OM Group Inc. (2)	192,304	4,747,986
OMNOVA Solutions Inc. (2)	278,937	1,299,846
Penford Corp.	59,779	956,464
PolyOne Corp. (2)	619,973	4,104,221
Quaker Chemical Corp. (1)	66,252	1,156,097
Schulman (A.) Inc. (1)	206,920	3,701,799
Wellman Inc. (1)	218,382	2,225,313

		41,790,645

COAL—0.55%
Massey Energy Co. (1)	519,160	19,582,715

		19,582,715

COMMERCIAL SERVICES—3.85%
Aaron Rents Inc.	299,758	7,460,977
ABM Industries Inc. (1)	303,045	5,909,377
Administaff Inc. (1)	158,515	3,766,316
Arbitron Inc.	212,352	9,109,901
Bowne & Co. Inc. (1)	232,088	3,355,992
CDI Corp. (1)	104,909	2,299,605
Central Parking Corp. (1)	212,539	2,922,411
Chemed Corp. (1)	171,074	6,993,505
Coinstar Inc. (1) (2)	172,201	3,907,241
Consolidated Graphics Inc. (2)	86,831	3,540,100
CPI Corp.	53,718	969,610
Cross Country Healthcare Inc. (2)	178,098	3,027,666
Healthcare Services Group Inc. (1)	152,347	3,059,128
Heidrick & Struggles International Inc. (2)	131,615	3,432,519
Hooper Holmes Inc.	441,835	1,833,615
iPayment Holdings Inc. (2)	70,354	2,569,328
Labor Ready Inc. (2)	354,683	8,267,661
MAXIMUS Inc.	135,096	4,767,538
Midas Inc. (1) (2)	101,232	2,328,336
NCO Group Inc. (1) (2)	216,699	4,687,199
On Assignment Inc. (2)	173,417	863,617
PAREXEL International Corp. (1) (2)	176,109	3,495,764
Pharmaceutical Product Development Inc. (2)	357,181	16,737,502
Pre-Paid Legal Services Inc. (1)	91,395	4,080,787
PRG-Schultz International Inc. (2)	293,081	826,488
Rewards Network Inc. (2)	142,198	767,869
SFBC International Inc. (1) (2)	116,035	4,482,432
SOURCECORP Inc. (2)	106,653	2,113,862
Spherion Corp. (2)	415,798	2,744,267
StarTek Inc. (1)	87,888	1,443,121
Vertrue Inc. (1) (2)	65,988	2,570,892
Viad Corp. (1)	150,963	4,278,291
Volt Information Sciences Inc. (2)	79,351	1,882,999
Watson Wyatt & Co. Holdings (1)	220,875	5,661,026

		136,156,942

COMPUTERS—2.40%
Agilysys Inc.	193,999	3,045,784
Brooktrout Inc. (2)	86,865	969,413
CACI International Inc. Class A (1) (2)	202,234	12,773,099
Carreker Corp. (2)	156,517	857,713
Catapult Communications Corp. (2)	77,333	1,319,301
CIBER Inc. (1) (2)	396,348	3,162,857
FactSet Research Systems Inc. (1)	263,496	9,443,697
Hutchinson Technology Inc. (1) (2)	170,687	6,573,156
Kronos Inc. (1) (2)	217,056	8,766,892
Manhattan Associates Inc. (1) (2)	197,887	3,801,409
Mercury Computer Systems Inc. (1) (2)	141,330	3,868,202

MICROS Systems Inc. (2)	256,860	11,494,485
MTS Systems Corp.	133,630	4,487,295
NYFIX Inc. (1) (2)	209,123	1,235,917
Phoenix Technologies Ltd. (2)	167,644	1,304,270
Radiant Systems Inc. (1) (2)	162,218	1,849,285
RadiSys Corp. (1) (2)	135,164	2,182,899
Synaptics Inc. (1) (2)	173,637	3,708,886
TALX Corp.	141,548	4,092,153

		84,936,713

DISTRIBUTION & WHOLESALE—1.81%
Bell Microproducts Inc. (1) (2)	194,573	1,828,986
Building Materials Holdings Corp.	94,100	6,520,189
Hughes Supply Inc.	448,701	12,608,498
Owens & Minor Inc. (1)	268,661	8,691,183
ScanSource Inc. (1) (2)	85,479	3,670,468
SCP Pool Corp. (1)	354,637	12,444,212
United Stationers Inc. (2)	224,739	11,034,685
Watsco Inc. (1)	173,505	7,391,313

		64,189,534

DIVERSIFIED FINANCIAL SERVICES—0.58%
Financial Federal Corp. (1)	117,864	4,554,265
Investment Technology Group Inc. (1) (2)	283,999	5,969,659
Piper Jaffray Companies Inc. (2)	138,676	4,219,911
SWS Group Inc.	108,635	1,866,349
World Acceptance Corp. (2)	126,308	3,795,555

		20,405,739

ELECTRIC—1.41%
ALLETE Inc.	201,832	10,071,417
Avista Corp.	327,655	6,091,106
Central Vermont Public Service Corp.	82,629	1,528,636
CH Energy Group Inc.	106,460	5,177,150
Cleco Corp. (1)	337,489	7,279,638
El Paso Electric Co. (2)	322,164	6,588,254
Green Mountain Power Corp.	35,428	1,057,172
UIL Holdings Corp. (1)	93,021	5,005,460
UniSource Energy Corp.	233,841	7,190,611

		49,989,444

ELECTRICAL COMPONENTS & EQUIPMENT—0.80%
Advanced Energy Industries Inc. (1) (2)	185,567	1,458,557
Artesyn Technologies Inc. (1) (2)	267,278	2,325,319
Belden CDT Inc. (1)	318,276	6,747,451
C&D Technologies Inc.	172,217	1,582,674
Intermagnetics General Corp. (1) (2)	172,897	5,318,312
Littelfuse Inc. (2)	151,763	4,226,600
Magnetek Inc. (1) (2)	197,268	506,979
Vicor Corp.	205,866	2,799,778
Wilson Greatbatch Technologies Inc. (1) (2)	145,458	3,476,446

		28,442,116

ELECTRONICS—4.07%
Analogic Corp.	85,220	4,288,270
Bei Technologies Inc.	90,073	2,403,148
Bel Fuse Inc. Class B (1)	77,248	2,360,699
Benchmark Electronics Inc. (1) (2)	282,064	8,580,387
Brady Corp. Class A	303,452	9,407,012
Checkpoint Systems Inc. (1) (2)	255,485	4,522,084
Coherent Inc. (2)	207,859	7,485,003
CTS Corp.	247,654	3,043,668
Cubic Corp. (1)	142,133	2,521,439

Cymer Inc. (1) (2)	245,102	6,458,438
Daktronics Inc. (1)	116,712	2,335,407
Dionex Corp. (1) (2)	130,192	5,677,673
Electro Scientific Industries Inc. (1) (2)	192,662	3,444,797
FEI Co. (1) (2)	196,771	4,488,347
FLIR Systems Inc. (1) (2)	468,523	13,980,726
Itron Inc. (2)	157,386	7,032,006
Keithley Instruments Inc.	103,736	1,598,572
Meade Instruments Corp. (2)	111,858	312,084
Methode Electronics Inc.	245,028	2,908,482
Park Electrochemical Corp.	127,897	3,223,004
Paxar Corp. (2)	259,698	4,609,639
Photon Dynamics Inc. (1) (2)	115,051	2,371,201
Planar Systems Inc. (1) (2)	101,381	745,150
Rogers Corp. (1) (2)	110,964	4,499,590
SBS Technologies Inc. (2)	105,268	976,887
Sonic Solutions Inc. (2)	152,060	2,828,316
Technitrol Inc.	273,140	3,859,468
Trimble Navigation Ltd. (2)	356,425	13,889,882
Watts Water Technologies Inc. Class A (1)	195,286	6,540,128
Woodward Governor Co.	71,706	6,025,455
X-Rite Inc.	131,814	1,517,179

		143,934,141

ENERGY—ALTERNATE SOURCES—0.27%
Headwaters Inc. (1) (2)	279,934	9,624,131

		9,624,131

ENGINEERING & CONSTRUCTION—0.85%
EMCOR Group Inc. (1) (2)	104,755	5,122,520
Insituform Technologies Inc. Class A (1) (2)	180,598	2,894,986
Shaw Group Inc. (The) (1) (2)	523,978	11,270,767
URS Corp. (1) (2)	289,598	10,816,485

		30,104,758

ENTERTAINMENT—0.59%
Argosy Gaming Co. (2)	190,237	8,866,947
Pinnacle Entertainment Inc. (1) (2)	273,776	5,355,059
Shuffle Master Inc. (1) (2)	238,027	6,671,897

		20,893,903

ENVIRONMENTAL CONTROL—0.60%
Aleris International Inc. (1) (2)	193,334	4,359,682
Tetra Tech Inc. (1) (2)	382,900	5,180,637
Waste Connections Inc. (1) (2)	316,201	11,791,135

		21,331,454

FOOD—2.24%
American Italian Pasta Co. Class A (1)	124,133	2,609,276
Corn Products International Inc.	507,814	12,065,661
Flowers Foods Inc. (1)	250,015	8,840,530
Great Atlantic & Pacific Tea Co. (1) (2)	190,073	5,523,521
Hain Celestial Group Inc. (1) (2)	225,169	4,390,796
J&J Snack Foods Corp.	53,169	2,783,397
Lance Inc.	191,172	3,290,070
Nash Finch Co.	86,377	3,173,491
Performance Food Group Co. (1) (2)	317,854	9,602,369
Ralcorp Holdings Inc.	200,590	8,254,279
Sanderson Farms Inc.	105,999	4,816,595
TreeHouse Foods Inc. (2)	203,685	5,807,059
United Natural Foods Inc. (1) (2)	263,853	8,013,216

		79,170,260

FOREST PRODUCTS & PAPER—0.61%
Buckeye Technologies Inc. (2)	226,556	1,805,651
Caraustar Industries Inc. (2)	193,961	2,036,591
Deltic Timber Corp.	83,183	3,163,449
Neenah Paper Inc.	99,473	3,080,679
Pope & Talbot Inc.	110,276	1,224,064
Rock-Tenn Co. Class A	227,168	2,873,675
Schweitzer-Mauduit International Inc.	102,368	3,186,716
Wausau Paper Corp.	349,001	4,181,032

		21,551,857

GAS—3.10%
Atmos Energy Corp.	540,594	15,569,107
Cascade Natural Gas Corp.	76,626	1,570,833
Energen Corp.	495,021	17,350,486
Laclede Group Inc. (The)	142,571	4,528,055
New Jersey Resources Corp.	185,659	8,958,047
Northwest Natural Gas Co.	186,390	7,127,554
Piedmont Natural Gas Co. (1)	518,091	12,444,546
Southern Union Co. (1) (2)	656,263	16,111,257
Southwest Gas Corp.	254,395	6,489,616
UGI Corp.	700,749	19,550,897

		109,700,398

HAND & MACHINE TOOLS—0.32%
Baldor Electric Co. (1)	206,917	5,032,221
Milacron Inc. (2)	297,668	562,593
Regal-Beloit Corp. (1)	196,197	5,721,105

		11,315,919

HEALTH CARE - PRODUCTS—5.83%
Advanced Neuromodulation Systems Inc. (1) (2)	133,940	5,314,739
American Medical Systems Holdings Inc. (1) (2)	420,615	8,685,700
ArthroCare Corp. (1) (2)	163,881	5,726,002
BioLase Technology Inc. (1)	158,173	999,653
Biosite Inc. (2)	114,013	6,269,575
CONMED Corp. (2)	198,456	6,106,491
Cooper Companies Inc. (1)	298,412	18,161,354
Cyberonics Inc. (2)	152,120	6,600,487
Datascope Corp.	91,710	3,058,529
Diagnostic Products Corp. (1)	178,511	8,448,926
DJ Orthopedics Inc. (1) (2)	134,726	3,695,534
Haemonetics Corp. (2)	177,865	7,228,434
Hologic Inc. (1) (2)	147,295	5,854,976
ICU Medical Inc. (2)	93,212	2,998,630
IDEXX Laboratories Inc. (2)	220,154	13,722,199
Immucor Inc. (1) (2)	306,780	8,881,281
Invacare Corp. (1)	213,913	9,489,181
Kensey Nash Corp. (1) (2)	76,545	2,314,721
LCA-Vision Inc. (1)	122,445	5,933,685
Mentor Corp. (1)	252,358	10,467,810
Merit Medical Systems Inc. (1) (2)	179,922	2,772,598
Osteotech Inc. (2)	113,150	416,392
PolyMedica Corp.	189,347	6,752,114
Possis Medical Inc. (1) (2)	118,012	1,195,462
ResMed Inc. (1) (2)	235,796	15,560,178
Respironics Inc. (2)	484,068	17,479,695
SurModics Inc. (1) (2)	112,386	4,874,181
Sybron Dental Specialties Inc. (2)	271,327	10,207,322
Viasys Healthcare Inc. (2)	199,780	4,513,030
Vital Sign Inc.	62,144	2,692,078

		206,420,957

HEALTH CARE - SERVICES—2.76%
Amedisys Inc. (1) (2)	104,357	3,838,250
American Healthways Inc. (1) (2)	224,460	9,487,924
AMERIGROUP Corp. (2)	345,573	13,892,035
AmSurg Corp. (1) (2)	199,493	5,523,961
Centene Corp. (1) (2)	283,072	9,505,558
Gentiva Health Services Inc. (2)	157,228	2,808,092
LabOne Inc. (1) (2)	117,947	4,695,470
Odyssey Healthcare Inc. (1) (2)	232,746	3,356,197
Pediatrix Medical Group Inc. (2)	154,663	11,373,917
RehabCare Group Inc. (2)	112,930	3,018,619
Sierra Health Services Inc. (1) (2)	180,465	12,896,029
Sunrise Senior Living Inc. (1) (2)	129,387	6,984,310
United Surgical Partners International Inc. (1) (2)	195,108	10,161,225

		97,541,587

HOME BUILDERS—3.01%
Champion Enterprises Inc. (1) (2)	511,547	5,084,777
Coachmen Industries Inc. (1)	102,215	1,280,754
Fleetwood Enterprises Inc. (1) (2)	375,048	3,806,737
M.D.C. Holdings Inc. (1)	257,153	21,150,834
Meritage Homes Corp. (1) (2)	164,329	13,064,156
Monaco Coach Corp. (1)	198,749	3,416,495
NVR Inc. (2)	36,536	29,594,160
Skyline Corp.	51,925	2,073,365
Standard-Pacific Corp.	229,079	20,147,498
Winnebago Industries Inc. (1)	205,682	6,736,086

		106,354,862

HOME FURNISHINGS—0.43%
Applica Inc. (2)	153,896	497,084
Bassett Furniture Industries Inc.	75,021	1,414,896
Ethan Allen Interiors Inc. (1)	236,199	7,915,028
Fedders Corp. (1)	182,351	401,172
La-Z-Boy Inc. (1)	352,305	5,133,084

		15,361,264

HOUSEHOLD PRODUCTS & WARES—0.93%
Fossil Inc. (1) (2)	380,522	8,637,849
Harland (John H.) Co.	185,830	7,061,540
Russ Berrie & Co. Inc. (1)	115,032	1,473,560
Spectrum Brands Inc. (2)	295,409	9,748,497
Standard Register Co. (The)	177,815	2,811,255
WD-40 Co.	112,947	3,154,610

		32,887,311

HOUSEWARES—0.42%
Enesco Group Inc. (2)	96,847	289,573
Libbey Inc.	93,650	1,480,607
National Presto Industries Inc.	39,384	1,735,653
Toro Co. (1)	291,171	11,242,112

		14,747,945

INSURANCE—2.64%
Delphi Financial Group Inc. Class A	202,590	8,944,349
Hilb, Rogal & Hobbs Co. (1)	241,053	8,292,223
Infinity Property & Casualty Corp.	139,720	4,873,434
LandAmerica Financial Group Inc. (1)	122,380	7,265,701
Philadelphia Consolidated Holding Corp. (1) (2)	140,914	11,943,871
Presidential Life Corp.	172,298	2,948,019
ProAssurance Corp. (2)	197,938	8,265,891
RLI Corp.	156,559	6,982,531
SCPIE Holdings Inc. (2)	67,943	773,871

Selective Insurance Group Inc. (1)	191,964	9,511,816
Stewart Information Services Corp.	122,401	5,140,842
UICI	274,730	8,178,712
Zenith National Insurance Corp.	150,491	10,212,319

		93,333,579

INTERNET—1.04%
Digital Insight Corp. (1) (2)	235,554	5,634,452
Internet Security Systems Inc. (1) (2)	289,758	5,879,190
j2 Global Communications Inc. (1) (2)	147,447	5,078,075
MIVA Inc. (2)	191,612	889,080
Napster Inc. (1) (2)	292,935	1,230,327
PC-Tel Inc. (2)	134,572	1,053,699
Verity Inc. (2)	252,989	2,218,714
WebEx Communications Inc. (1) (2)	264,991	6,998,412
Websense Inc. (1) (2)	161,352	7,752,964

		36,734,913

IRON & STEEL—0.84%
Carpenter Technology Corp.	166,483	8,623,819
Cleveland-Cliffs Inc. (1)	148,048	8,551,252
Material Sciences Corp. (2)	91,422	1,331,104
Reliance Steel & Aluminum Co.	202,632	7,511,568
Ryerson Tull Inc. (1)	170,317	2,430,424
Steel Technologies Inc. (1)	82,811	1,399,506

		29,847,673

LEISURE TIME—1.08%
Arctic Cat Inc. (1)	107,143	2,199,646
Bally Total Fitness Holding Corp. (1) (2)	233,740	757,318
K2 Inc. (1) (2)	321,144	4,072,106
Multimedia Games Inc. (1) (2)	184,470	2,031,015
Nautilus Inc. (1)	213,838	6,094,383
Pegasus Solutions Inc. (1) (2)	131,399	1,465,099
Polaris Industries Inc. (1)	287,680	15,534,720
WMS Industries Inc. (1) (2)	177,537	5,991,874

		38,146,161

LODGING—0.34%
Aztar Corp. (1) (2)	235,642	8,070,739
Marcus Corp.	186,212	3,951,419

		12,022,158

MACHINERY—2.43%
Albany International Corp. Class A	214,526	6,888,430
Applied Industrial Technologies Inc.	185,132	5,977,912
Astec Industries Inc. (2)	124,739	2,892,697
Briggs & Stratton Corp. (1)	348,465	12,063,858
Cognex Corp. (1)	297,881	7,801,503
Gardner Denver Inc. (1) (2)	169,785	5,956,058
Gerber Scientific Inc. (2)	144,223	1,003,792
IDEX Corp.	345,122	13,325,160
JLG Industries Inc. (1)	345,020	9,481,150
Lindsay Manufacturing Co. (1)	78,003	1,839,311
Manitowoc Co. Inc. (The)	203,578	8,350,770
Robbins & Myers Inc.	88,739	1,908,776
Stewart & Stevenson Services Inc.	196,309	4,448,362
Thomas Industries Inc.	100,453	4,014,102

		85,951,881

MANUFACTURING—2.46%
Acuity Brands Inc.	298,550	7,669,750
AptarGroup Inc.	239,724	12,177,979

Barnes Group Inc. (1)	144,156	4,771,564
Ceradyne Inc. (1) (2)	165,194	3,976,220
CLARCOR Inc.	348,701	10,199,504
CUNO Inc. (2)	116,930	8,353,479
Griffon Corp. (1) (2)	180,966	4,017,445
Lydall Inc. (2)	109,409	943,106
Myers Industries Inc.	222,953	2,786,913
Roper Industries Inc. (1)	288,149	20,565,194
Smith (A.O.) Corp. (1)	166,346	4,443,102
Standex International Corp.	78,164	2,220,639
Sturm Ruger & Co. Inc.	165,294	1,383,511
Tredegar Corp.	224,149	3,496,724

		87,005,130

MEDIA—0.11%
4Kids Entertainment Inc. (1) (2)	90,730	1,803,711
Nelson (Thomas) Inc.	88,255	1,920,429

		3,724,140

METAL FABRICATE & HARDWARE—1.48%
Castle (A.M.) & Co. (2)	88,540	1,368,828
Commercial Metals Co.	408,293	9,725,539
Kaydon Corp. (1)	190,219	5,297,599
Lawson Products Inc.	47,389	1,839,641
Mueller Industries Inc. (1)	247,598	6,709,906
Quanex Corp. (1)	170,733	9,050,556
Timken Co. (The)	617,411	14,262,194
Valmont Industries Inc. (1)	138,140	3,564,012
Wolverine Tube Inc. (2)	100,753	591,420

		52,409,695

MINING—0.39%
AMCOL International Corp. (1)	175,637	3,300,219
Brush Engineered Materials Inc. (2)	130,686	1,863,582
Century Aluminum Co. (2)	186,607	3,806,783
RTI International Metals Inc. (1) (2)	149,719	4,702,674

		13,673,258

OFFICE & BUSINESS EQUIPMENT—0.23%
Global Imaging Systems Inc. (1) (2)	156,835	4,996,763
Imagistics International Inc. (2)	110,064	3,081,792

		8,078,555

OFFICE FURNISHINGS—0.08%
Interface Inc. Class A (1) (2)	335,836	2,703,480

		2,703,480

OIL & GAS—4.14%
Atwood Oceanics Inc. (2)	91,613	5,639,696
Cabot Oil & Gas Corp. (1)	330,765	11,477,546
Cimarex Energy Co. (2)	549,199	21,369,333
Frontier Oil Corp. (1)	370,087	10,862,053
Penn Virginia Corp. (1)	125,020	5,584,643
Petroleum Development Corp. (2)	111,926	3,564,843
Remington Oil & Gas Corp. (1) (2)	173,405	6,190,559
Southwestern Energy Co. (2)	492,677	23,145,965
Spinnaker Exploration Co. (1) (2)	207,019	7,347,104
St. Mary Land & Exploration Co. (1)	386,568	11,202,741
Stone Energy Corp. (2)	172,332	8,427,035
Swift Energy Co. (1) (2)	191,639	6,864,509
Unit Corp. (2)	281,858	12,404,571
Vintage Petroleum Inc.	410,492	12,507,691

		146,588,289

OIL & GAS SERVICES—2.43%
Cal Dive International Inc. (1) (2)	261,523	13,695,960
CARBO Ceramics Inc. (1)	97,501	7,698,679
Dril-Quip Inc. (2)	81,625	2,367,941
Hydril Co. LP (2)	145,903	7,929,828
Input/Output Inc. (1) (2)	455,772	2,862,248
Lone Star Technologies Inc. (2)	202,021	9,191,956
Maverick Tube Corp. (1) (2)	289,878	8,638,364
Oceaneering International Inc. (1) (2)	175,602	6,787,017
Seacor Holdings Inc. (1) (2)	167,676	10,781,567
Tetra Technologies Inc. (2)	152,741	4,864,801
Veritas DGC Inc. (1) (2)	228,939	6,350,768
W-H Energy Services Inc. (2)	188,725	4,704,914

		85,874,043

PACKAGING & CONTAINERS—0.08%
Chesapeake Corp.	132,738	2,779,534

		2,779,534

PHARMACEUTICALS—1.96%
Accredo Health Inc. (2)	334,736	15,197,014
Alpharma Inc. Class A	319,671	4,625,639
Bradley Pharmaceuticals Inc. (1) (2)	101,769	1,094,017
Connetics Corp. (1) (2)	234,850	4,142,754
Medicis Pharmaceutical Corp. Class A (1)	366,484	11,628,537
MGI Pharma Inc. (1) (2)	485,686	10,568,527
Nature’s Sunshine Products Inc.	91,366	1,593,423
NBTY Inc. (1) (2)	413,821	10,734,517
Noven Pharmaceuticals Inc. (1) (2)	158,684	2,773,796
Priority Healthcare Corp. Class B (1) (2)	245,533	6,226,717
Theragenics Corp. (2)	219,016	705,232

		69,290,173

REAL ESTATE INVESTMENT TRUSTS—3.96%
Acadia Realty Trust (1)	211,885	3,951,655
Capital Automotive REIT	286,929	10,952,080
Colonial Properties Trust (1)	266,881	11,742,764
Commercial Net Lease Realty Inc. (1)	353,165	7,229,288
CRT Properties Inc. (1)	215,021	5,870,073
EastGroup Properties Inc. (1)	148,652	6,259,736
Entertainment Properties Trust (1)	173,152	7,964,992
Essex Property Trust Inc. (1)	155,765	12,937,841
Gables Residential Trust	197,990	8,559,108
Glenborough Realty Trust Inc. (1)	243,507	5,013,809
Kilroy Realty Corp. (1)	195,554	9,286,859
Lexington Corporate Properties Trust	332,537	8,083,974
New Century Financial Corp. (1)	350,638	18,040,325
Parkway Properties Inc.	95,040	4,752,950
Shurgard Storage Centers Inc. Class A	315,143	14,483,972
Sovran Self Storage Inc.	109,156	4,962,232

		140,091,658

RETAIL—9.27%
Brown Shoe Co. Inc.	124,097	4,858,398
Burlington Coat Factory Warehouse Corp.	214,979	9,166,705
Casey’s General Store Inc.	339,428	6,727,463
Cash America International Inc.	197,692	3,977,563
Cato Corp. Class A (1)	212,277	4,383,520
CEC Entertainment Inc. (2)	237,780	10,008,160
Children’s Place Retail Stores Inc. (The) (1) (2)	142,781	6,663,589
Christopher & Banks Corp. (1)	241,585	4,411,342
Cost Plus Inc. (1) (2)	148,637	3,707,007

Dress Barn Inc. (1) (2)	175,649	3,974,937
Electronics Boutique Holdings Corp. (2)	122,812	7,797,334
Finish Line Inc. (The)	314,397	5,948,391
Fred’s Inc. (1)	268,939	4,459,009
GameStop Corp. Class B (2)	348,554	10,421,765
Genesco Inc. (1) (2)	153,217	5,682,819
Goody’s Family Clothing Inc. (1)	179,573	1,324,351
Group 1 Automotive Inc. (2)	159,780	3,841,111
Guitar Center Inc. (1) (2)	174,676	10,195,838
Hancock Fabrics Inc. (1)	128,898	855,883
Haverty Furniture Companies Inc.	153,773	2,272,765
Hibbet Sporting Goods Inc. (2)	160,633	6,078,353
Hot Topic Inc. (1) (2)	303,480	5,802,538
IHOP Corp. (1)	135,360	5,873,270
Insight Enterprises Inc. (1) (2)	326,949	6,597,831
Jack in the Box Inc. (2)	237,914	9,021,699
Jill (J.) Group Inc. (The) (1) (2)	128,968	1,773,310
Jo-Ann Stores Inc. (2)	155,966	4,115,943
Landry’s Restaurants Inc. (1)	137,480	4,136,773
Linens ’n Things Inc. (2)	306,188	7,244,408
Lone Star Steakhouse & Saloon Inc.	130,184	3,958,895
Longs Drug Stores Corp. (1)	220,349	9,486,024
Men’s Wearhouse Inc. (The) (1) (2)	347,056	11,949,138
Movie Gallery Inc. (1)	194,102	5,130,116
O’Charley’s Inc. (2)	149,781	2,645,132
P.F. Chang’s China Bistro Inc. (1) (2)	176,549	10,412,860
Panera Bread Co. Class A (1) (2)	208,125	12,921,441
Papa John’s International Inc. (1) (2)	96,180	3,844,315
Pep Boys-Manny, Moe & Jack Inc. (1)	375,221	5,080,492
Rare Hospitality International Inc. (1) (2)	232,068	7,071,112
Ryan’s Restaurant Group Inc. (2)	283,391	3,970,308
School Specialty Inc. (1) (2)	154,227	7,171,556
Select Comfort Corp. (1) (2)	243,740	5,223,348
ShopKo Stores Inc. (2)	203,468	4,946,307
Sonic Automotive Inc.	242,127	5,147,620
Sonic Corp. (2)	407,687	12,446,684
Stage Stores Inc. (1) (2)	122,319	5,333,108
Steak n Shake Co. (The) (1) (2)	188,448	3,508,902
Stein Mart Inc.	234,211	5,152,642
TBC Corp. (2)	151,765	4,117,384
Too Inc. (2)	223,903	5,232,613
Tractor Supply Co. (1) (2)	241,729	11,868,894
Triarc Companies Inc. Class B (1)	382,453	5,683,252
World Fuel Services Corp. (1)	154,242	3,610,805
Zale Corp. (2)	345,714	10,955,677

		328,190,700

SAVINGS & LOANS—2.10%
Anchor BanCorp Wisconsin Inc.	141,234	4,273,741
BankAtlantic Bancorp Inc. Class A (1)	360,454	6,830,603
BankUnited Financial Corp. Class A (1)	190,017	5,138,060
Brookline Bancorp Inc. (1)	416,631	6,774,420
Commercial Federal Corp. (1)	258,819	8,717,024
Dime Community Bancshares	225,911	3,433,847
Downey Financial Corp.	159,906	11,705,119
FirstFed Financial Corp. (2)	111,706	6,658,795
Flagstar Bancorp Inc. (1)	318,721	6,033,389
MAF Bancorp Inc. (1)	207,588	8,849,476
Sterling Financial Corp. (Washington) (1) (2)	155,841	5,828,453

		74,242,927

SEMICONDUCTORS—2.49%
Actel Corp. (2)	169,454	2,355,411
ATMI Inc. (1) (2)	251,349	7,291,634
Axcelis Technologies Inc. (2)	676,598	4,641,462
Brooks Automation Inc. (1) (2)	306,887	4,557,272
Cohu Inc.	145,984	2,926,979
DSP Group Inc. (2)	191,360	4,567,763
ESS Technology Inc. (2)	242,280	1,019,999
Exar Corp. (2)	289,217	4,306,441
Helix Technology Corp. (1)	175,790	2,334,491
Kopin Corp. (2)	475,486	2,424,979
Kulicke & Soffa Industries Inc. (1) (2)	349,649	2,765,724
Microsemi Corp. (1) (2)	417,092	7,841,330
Pericom Semiconductor Corp. (2)	179,868	1,464,126
Photronics Inc. (1) (2)	270,158	6,305,488
Power Integrations Inc. (1) (2)	198,489	4,281,408
Rudolph Technologies Inc. (1) (2)	102,602	1,470,287
Skyworks Solutions Inc. (1) (2)	1,065,896	7,855,654
Standard Microsystems Corp. (2)	126,848	2,965,706
Supertex Inc. (2)	88,615	1,564,941
Ultratech Inc. (1) (2)	162,157	2,967,473
Varian Semiconductor Equipment Associates Inc. (1) (2)	248,590	9,197,830
Veeco Instruments Inc. (1) (2)	190,357	3,099,012

		88,205,410

SOFTWARE—4.12%
Altiris Inc. (1) (2)	158,878	2,332,329
ANSYS Inc. (2)	214,085	7,602,158
Avid Technology Inc. (1) (2)	237,445	12,651,070
Captaris Inc. (2)	202,040	836,446
Cerner Corp. (1) (2)	224,110	15,232,757
Dendrite International Inc. (2)	287,586	3,968,687
Digi International Inc. (2)	152,648	1,810,405
eFunds Corp. (2)	305,959	5,504,202
EPIQ Systems Inc. (1) (2)	106,900	1,748,884
FileNET Corp. (1) (2)	276,980	6,963,277
Global Payments Inc. (1)	242,047	16,410,787
Hyperion Solutions Corp. (1) (2)	272,752	10,975,540
Inter-Tel Inc.	162,040	3,015,564
JDA Software Group Inc. (2)	195,639	2,226,372
ManTech International Corp. Class A (2)	169,804	5,270,716
MapInfo Corp. (2)	138,512	1,455,761
MRO Software Inc. (2)	156,392	2,284,887
NDCHealth Corp. (1)	243,450	4,374,797
Pinnacle Systems Inc. (2)	478,229	2,630,260
Progress Software Corp. (2)	251,854	7,593,398
SERENA Software Inc. (1) (2)	228,721	4,414,315
SPSS Inc. (2)	113,509	2,180,508
SS&C Technologies Inc.	108,725	3,444,408
Take-Two Interactive Software Inc. (1) (2)	481,761	12,260,818
THQ Inc. (1) (2)	275,880	8,075,008
Zix Corp. (1) (2)	200,443	627,387

		145,890,741

STORAGE & WAREHOUSING—0.10%
Mobile Mini Inc. (1) (2)	99,784	3,440,552

		3,440,552

TELECOMMUNICATIONS—1.46%
Adaptec Inc. (2)	761,497	2,954,608
Aeroflex Inc. (2)	503,689	4,230,988
Anixter International Inc. (1) (2)	234,635	8,721,383
Applied Signal Technology Inc. (1)	77,531	1,476,190
Audiovox Corp. Class A (2)	141,674	2,195,947
Black Box Corp. (1)	116,952	4,140,101

C-COR Inc. (1) (2)	324,607	2,223,558
Commonwealth Telephone Enterprises Inc. (1)	143,067	5,995,938
Ditech Communications Corp. (1) (2)	218,135	1,415,696
General Communication Inc. Class A (2)	340,338	3,359,136
Harmonic Inc. (1) (2)	493,536	2,383,779
Intrado Inc. (1) (2)	118,509	1,772,895
NETGEAR Inc. (2)	150,014	2,790,260
Network Equipment Technologies Inc. (2)	168,597	869,961
Symmetricom Inc. (1) (2)	311,118	3,226,294
Tollgrade Communications Inc. (2)	90,388	677,910
Viasat Inc. (1) (2)	163,325	3,320,397

		51,755,041

TEXTILES—0.19%
Angelica Corp. (1)	61,568	1,509,032
G&K Services Inc. Class A	142,439	5,374,223

		6,883,255

TOYS, GAMES & HOBBIES—0.16%
Action Performance Companies Inc. (1)	125,985	1,111,188
Department 56 Inc. (2)	91,804	940,991
Jakks Pacific Inc. (1) (2)	179,979	3,457,397

		5,509,576

TRANSPORTATION—2.05%
Arkansas Best Corp.	162,664	5,174,342
EGL Inc. (1) (2)	317,697	6,455,603
Forward Air Corp.	218,294	6,171,171
Heartland Express Inc.	411,068	7,987,051
Kansas City Southern Industries Inc. (1) (2)	554,451	11,188,821
Kirby Corp. (1) (2)	159,790	7,206,529
Knight Transportation Inc. (1)	318,973	7,760,613
Landstar System Inc. (1) (2)	403,355	12,149,053
Offshore Logistics Inc. (1) (2)	157,461	5,171,019
Old Dominion Freight Line Inc. (1) (2)	127,395	3,418,008

		72,682,210

WATER—0.09%
American States Water Co.	113,726	3,340,133

		3,340,133

TOTAL COMMON STOCKS (Cost: $3,394,544,185)		3,536,620,191

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—31.29%
COMMERCIAL PAPER (3)—8.44%
Alpine Securitization Corp.
3.29%, 08/08/05	$1,574,699	1,569,238
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	10,580,190	10,558,818
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	24,145,379	24,099,924
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	2,624,498	2,614,869
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	9,985,951	9,969,117
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	5,248,995	5,244,446

Bryant Park Funding LLC
3.10%, 07/06/05 (4)	2,026,847	2,025,974
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	1,889,953	1,887,969
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	5,248,995	5,239,684
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	6,572,372	6,562,121
Charta LLC
3.31%, 08/11/05 (4)	7,873,493	7,843,812
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	4,934,056	4,929,952
Dexia Delaware LLC
3.04%, 07/01/05	6,960,168	6,960,168
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	3,936,747	3,913,887
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	8,684,305	8,648,004
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	13,922,803	13,898,760
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	1,049,799	1,046,109
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	5,685,082	5,675,626
General Electric Capital Corp.
2.74%, 07/07/05	2,624,498	2,623,299
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	4,986,546	4,979,809
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	17,479,154	17,405,269
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	15,877,529	15,854,093
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	2,624,498	2,624,498
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	7,681,275	7,674,443
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	10,025,581	10,013,453
Nordea North America Inc.
2.74%, 07/11/05	2,624,498	2,622,500
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	10,445,501	10,425,719
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	2,626,597	2,626,597
Polonius Inc.
3.15%, 07/11/05 (4)	3,674,297	3,671,082
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	17,073,355	17,062,185
Santander Central Hispano
2.75%, 07/08/05	6,561,244	6,557,742
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	9,389,875	9,371,549
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	19,090,596	19,039,202
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	17,090,676	17,072,741
Three Pillars Funding Corp.
3.30%, 07/28/05	763,256	761,367
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	10,235,541	10,235,541
UBS Finance Delaware LLC
3.03%, 07/01/05	7,873,493	7,873,493

Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	4,566,626	4,556,446
Yorktown Capital LLC
3.15%, 07/13/05	3,050,769	3,047,565

		298,787,071

FLOATING RATE NOTES (3)—14.26%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	9,763,131	9,763,193
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	12,860,039	12,860,140
American Express Centurion Bank
3.29%, 06/29/06	2,099,598	2,099,598
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	14,959,637	14,961,431
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	3,411,847	3,411,847
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	3,411,847	3,411,378
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	26,979,836	26,979,569
BMW US Capital LLC
3.19%, 07/14/06 (4)	5,248,995	5,248,995
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	17,846,584	17,844,910
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	19,631,243	19,630,004
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	1,312,249	1,312,249
Credit Suisse First Boston
3.15%, 05/09/06	5,248,995	5,248,995
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	15,746,986	15,746,100
DEPFA Bank PLC
3.42%, 03/15/06	5,248,995	5,248,995
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	12,702,569	12,703,039
Fairway Finance LLC
3.21%, 10/20/05	2,099,598	2,099,566
Fifth Third Bancorp
3.26%, 04/21/06 (4)	10,497,991	10,497,991
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	3,674,297	3,674,419
General Electric Capital Corp.
3.28%, 07/07/06	2,362,048	2,364,594
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	754,028	754,028
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	6,036,345	6,036,345
Hartford Life Global Funding Trust
3.21%, 07/15/06	5,248,995	5,248,995
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	15,746,986	15,746,985
HSBC Bank USA N.A.
3.57%, 05/04/06	1,837,148	1,838,403
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	23,095,579	23,095,682
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	5,511,445	5,511,445
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	20,471,082	20,474,066

Lothian Mortgages PLC
3.29%, 01/24/06 (4)	7,873,493	7,873,493
Marshall & Ilsley Bank
3.36%, 02/20/06	5,248,995	5,253,026
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	7,873,493	7,873,493
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	7,873,493	7,872,914
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	19,421,283	19,423,927
Norddeutsche Landesbank
3.11%, 07/27/05	5,248,995	5,248,864
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	15,746,986	15,746,986
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	20,208,632	20,208,631
Principal Life Income Funding Trusts
3.21%, 05/10/06	3,936,747	3,936,936
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	14,894,024	14,889,833
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	2,886,947	2,886,605
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	29,971,763	29,972,566
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	5,248,995	5,248,995
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	8,135,943	8,134,123
SunTrust Bank
3.17%, 04/28/06	7,873,493	7,873,493
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	18,004,054	18,002,943
Toronto-Dominion Bank
3.81%, 06/20/06	6,561,244	6,561,865
UniCredito Italiano SpA
3.34%, 06/14/06	6,823,694	6,821,387
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	13,538,022	13,538,022
Wells Fargo & Co.
3.19%, 07/14/06 (4)	2,624,498	2,624,788
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	17,584,134	17,583,451
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	17,636,624	17,636,016
Winston Funding Ltd.
3.23%, 07/23/05 (4)	3,747,783	3,747,783
World Savings Bank
3.13%, 09/09/05	1,837,148	1,837,113

		504,610,215

MONEY MARKET FUNDS—0.72%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	20,995,981	20,995,981
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	1,830,360	1,830,360
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	760,355	760,355
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3) (6)	1,840,067	1,840,067

		25,426,763

REPURCHASE AGREEMENTS (3)—5.19%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $89,160,317 and effective yields of 3.40% - 3.44%. (7)	$89,151,825	89,151,825
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $68,243,445 and effective yields of 3.43% - 3.44%. (7)	68,236,939	68,236,939
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $26,247,455 and an effective yield of 3.40%. (7)	26,244,977	26,244,977

		183,633,741
TIME DEPOSITS (3)—2.46%
American Express Centurion Bank
3.08%, 07/01/05	3,936,747	3,936,746
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	5,248,995	5,248,995
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	7,348,593	7,348,593
Credit Suisse First Boston
3.16%, 07/13/05	2,624,498	2,624,498
Deutsche Bank AG
3.31%, 07/01/05	215,839	215,839
HBOS Treasury Services PLC
3.39%, 12/14/05	3,149,397	3,149,397
Key Bank N.A.
3.34%, 07/01/05	15,746,986	15,746,986
Natexis Banques
2.98%, 08/18/05	5,248,995	5,248,995
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	9,448,192	9,447,955
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	4,199,196	4,199,170
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	3,674,297	3,674,246
US Bank N.A.
3.12%, 07/08/05	5,248,995	5,248,995
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	15,746,986	15,746,986
Wells Fargo Bank N.A.
3.04%, 07/01/05	5,248,995	5,248,995

		87,086,396

U.S. GOVERNMENT AGENCY NOTES (3)—0.22%
Federal National Mortgage Association
2.33%, 07/22/05	7,873,493	7,862,815

		7,862,815

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,107,407,001)		1,107,407,001

TOTAL INVESTMENTS IN SECURITIES — 131.23% (Cost: $4,501,951,186) (8)		4,644,027,192
Other Assets, Less Liabilities — (31.23%)		(1,105,134,442)

NET ASSETS — 100.00%		$3,538,892,750

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $4,532,369,525. Net unrealized appreciation aggregated $111,657,667, of which $355,289,934 represented gross unrealized appreciation on securities and $243,632,267 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.92%
ADVERTISING—0.38%
ADVO Inc. (1)	121,247	$3,861,717

		3,861,717

AEROSPACE & DEFENSE—1.58%
EDO Corp. (1)	68,915	2,061,248
Engineered Support Systems Inc.	162,066	5,806,825
GenCorp Inc. (1) (2)	199,006	3,832,856
Teledyne Technologies Inc. (2)	129,099	4,206,045

		15,906,974

AGRICULTURE—0.35%
Delta & Pine Land Co.	139,861	3,504,917

		3,504,917

APPAREL—2.16%
K-Swiss Inc. Class A	116,568	3,769,809
OshKosh B’Gosh Inc. Class A	45,923	1,193,539
Phillips-Van Heusen Corp. (1)	123,308	4,030,939
Quiksilver Inc. (2)	454,049	7,255,702
Wolverine World Wide Inc.	224,491	5,390,029

		21,640,018

AUTO MANUFACTURERS—1.42%
Oshkosh Truck Corp.	144,342	11,299,092
Wabash National Corp. (1)	120,976	2,931,248

		14,230,340

BANKS—3.68%
East West Bancorp Inc.	204,468	6,868,080
First Midwest Bancorp Inc.	177,642	6,247,669
Hudson United Bancorp	173,690	6,270,209
Nara Bancorp Inc. (1)	90,666	1,330,977
PrivateBancorp Inc. (1)	73,110	2,586,632
Republic Bancorp Inc. (1)	272,356	4,079,893
TrustCo Bank Corp. NY (1)	292,528	3,820,416
UCBH Holdings Inc. (1)	355,069	5,766,321

		36,970,197

BEVERAGES—0.16%
Peet’s Coffee & Tea Inc. (1) (2)	47,218	1,560,083

		1,560,083

BIOTECHNOLOGY—0.56%
CryoLife Inc. (1) (2)	87,565	679,504
Enzo Biochem Inc. (1) (2)	116,184	2,083,179
Integra LifeSciences Holdings Corp. (1) (2)	97,123	2,835,992

		5,598,675

BUILDING MATERIALS—2.24%
ElkCorp (1)	74,467	2,126,033
Florida Rock Industries Inc. (1)	145,593	10,679,247
Lennox International Inc.	219,029	4,636,844
Simpson Manufacturing Co. Inc. (1)	163,855	5,005,770

		22,447,894

CHEMICALS—0.82%
Georgia Gulf Corp.	132,307	4,108,132
MacDermid Inc.	107,244	3,341,723
OMNOVA Solutions Inc. (2)	158,628	739,206

		8,189,061

COAL—1.12%
Massey Energy Co. (1)	298,110	11,244,709

		11,244,709

COMMERCIAL SERVICES—4.21%
Aaron Rents Inc.	171,816	4,276,500
Administaff Inc.	91,310	2,169,526
Arbitron Inc.	121,900	5,229,510
Chemed Corp. (1)	98,332	4,019,812
CPI Corp.	30,512	550,742
Healthcare Services Group Inc. (1)	87,907	1,765,173
iPayment Holdings Inc. (2)	40,618	1,483,369
Labor Ready Inc. (2)	203,250	4,737,757
Midas Inc. (1) (2)	58,467	1,344,741
Pharmaceutical Product Development Inc. (2)	205,306	9,620,639
Pre-Paid Legal Services Inc. (1)	52,645	2,350,599
Vertrue Inc. (1) (2)	38,096	1,484,220
Watson Wyatt & Co. Holdings	127,130	3,258,342

		42,290,930

COMPUTERS—3.68%
CACI International Inc. Class A (1) (2)	116,230	7,341,087
FactSet Research Systems Inc. (1)	151,368	5,425,029
Kronos Inc. (2)	124,667	5,035,300
Manhattan Associates Inc. (1) (2)	113,607	2,182,390
Mercury Computer Systems Inc. (1) (2)	81,407	2,228,110
MICROS Systems Inc. (2)	147,622	6,606,084
MTS Systems Corp.	76,930	2,583,309
Radiant Systems Inc. (2)	93,834	1,069,708
Synaptics Inc. (1) (2)	100,010	2,136,214
TALX Corp.	81,388	2,352,927

		36,960,158

DISTRIBUTION & WHOLESALE—2.21%
Building Materials Holdings Corp.	53,949	3,738,126
Owens & Minor Inc.	154,029	4,982,838
ScanSource Inc. (1) (2)	49,234	2,114,108
SCP Pool Corp. (1)	203,821	7,152,079
Watsco Inc.	99,469	4,237,379

		22,224,530

DIVERSIFIED FINANCIAL SERVICES—0.22%
World Acceptance Corp. (2)	72,777	2,186,949

		2,186,949

ELECTRICAL COMPONENTS & EQUIPMENT—0.71%
Intermagnetics General Corp. (2)	99,527	3,061,451
Littelfuse Inc. (2)	87,118	2,426,236
Vicor Corp.	118,810	1,615,816

		7,103,503

ELECTRONICS—3.55%
Bei Technologies Inc. (1)	51,812	1,382,344
Brady Corp. Class A (1)	173,978	5,393,318
Daktronics Inc.	67,401	1,348,694
Dionex Corp. (2)	74,735	3,259,193
FLIR Systems Inc. (1) (2)	269,285	8,035,464
Itron Inc. (2)	90,424	4,040,144
Rogers Corp. (1) (2)	63,704	2,583,197
Sonic Solutions Inc. (2)	87,771	1,632,541
Trimble Navigation Ltd. (1) (2)	204,866	7,983,628

		35,658,523

ENERGY - ALTERNATE SOURCES—0.55%
Headwaters Inc. (1) (2)	160,482	5,517,371

		5,517,371

ENTERTAINMENT—0.89%
Argosy Gaming Co. (2)	109,068	5,083,659
Shuffle Master Inc. (1) (2)	136,781	3,833,971

		8,917,630

ENVIRONMENTAL CONTROL—0.67%
Waste Connections Inc. (2)	181,725	6,776,525

		6,776,525

FOOD—1.47%
Flowers Foods Inc.	143,340	5,068,502
Great Atlantic & Pacific Tea Co. (1) (2)	109,065	3,169,429
Lance Inc.	110,161	1,895,871
United Natural Foods Inc. (1) (2)	151,263	4,593,857

		14,727,659

FOREST PRODUCTS & PAPER—0.18%
Deltic Timber Corp.	47,619	1,810,951

		1,810,951

GAS—2.11%
Energen Corp.	284,544	9,973,267
UGI Corp.	402,811	11,238,427

		21,211,694

HAND & MACHINE TOOLS—0.32%
Baldor Electric Co. (1)	118,672	2,886,103
Milacron Inc. (2)	172,226	325,507

		3,211,610

HEALTH CARE - PRODUCTS—9.28%
Advanced Neuromodulation Systems Inc. (2)	77,106	3,059,566
American Medical Systems Holdings Inc. (1) (2)	241,634	4,989,742
ArthroCare Corp. (1) (2)	94,243	3,292,850
BioLase Technology Inc. (1)	90,085	569,337
Biosite Inc. (2)	65,678	3,611,633
Cyberonics Inc. (2)	87,414	3,792,893
Diagnostic Products Corp. (1)	102,553	4,853,833
DJ Orthopedics Inc. (2)	77,605	2,128,705
Haemonetics Corp. (2)	102,202	4,153,489
Hologic Inc. (1) (2)	84,698	3,366,745
ICU Medical Inc. (2)	53,751	1,729,170
IDEXX Laboratories Inc. (2)	126,532	7,886,740
Immucor Inc. (2)	176,286	5,103,480
Kensey Nash Corp. (1) (2)	44,208	1,336,850
LCA-Vision Inc. (1)	70,399	3,411,536
Mentor Corp. (1)	145,025	6,015,637

Merit Medical Systems Inc. (2)	103,353	1,592,670
PolyMedica Corp.	108,849	3,881,555
Possis Medical Inc. (2)	67,170	680,432
ResMed Inc. (1) (2)	135,528	8,943,493
Respironics Inc. (2)	277,956	10,036,991
SurModics Inc. (1) (2)	64,707	2,806,343
Sybron Dental Specialties Inc. (1) (2)	155,579	5,852,882

		93,096,572

HEALTH CARE - SERVICES—4.85%
Amedisys Inc. (1) (2)	60,137	2,211,839
American Healthways Inc. (1) (2)	128,927	5,449,744
AMERIGROUP Corp. (2)	198,623	7,984,645
AmSurg Corp. (1) (2)	114,683	3,175,572
Centene Corp. (1) (2)	162,586	5,459,638
LabOne Inc. (1) (2)	67,878	2,702,223
Odyssey Healthcare Inc. (1) (2)	134,107	1,933,823
Pediatrix Medical Group Inc. (2)	89,021	6,546,604
Sierra Health Services Inc. (1) (2)	103,720	7,411,831
United Surgical Partners International Inc. (1) (2)	111,876	5,826,502

		48,702,421

HOME BUILDERS—3.12%
Champion Enterprises Inc. (1) (2)	294,237	2,924,716
Meritage Homes Corp. (1) (2)	94,450	7,508,775
NVR Inc. (2)	21,004	17,013,240
Winnebago Industries Inc. (1)	117,890	3,860,897

		31,307,628

HOME FURNISHINGS—0.45%
Ethan Allen Interiors Inc. (1)	135,408	4,537,522

		4,537,522

HOUSEHOLD PRODUCTS & WARES—1.08%
Fossil Inc. (2)	218,603	4,962,288
Harland (John H.) Co.	106,511	4,047,418
WD-40 Co. (1)	64,811	1,810,171

		10,819,877

HOUSEWARES—0.64%
Toro Co. (1)	167,336	6,460,843

		6,460,843

INSURANCE—1.27%
Philadelphia Consolidated Holding Corp. (1) (2)	80,987	6,864,458
Zenith National Insurance Corp.	86,437	5,865,615

		12,730,073

INTERNET—1.46%
Digital Insight Corp. (1) (2)	135,563	3,242,667
j2 Global Communications Inc. (1) (2)	84,823	2,921,304
WebEx Communications Inc. (1) (2)	152,310	4,022,507
Websense Inc. (1) (2)	92,710	4,454,715

		14,641,193

IRON & STEEL—0.49%
Cleveland-Cliffs Inc. (1)	84,865	4,901,802

		4,901,802

LEISURE TIME—1.63%
Bally Total Fitness Holding Corp. (1) (2)	132,417	429,031
Nautilus Inc. (1)	122,951	3,504,103
Polaris Industries Inc. (1)	165,359	8,929,386
WMS Industries Inc. (1) (2)	102,280	3,451,950

		16,314,470

MACHINERY—1.75%
Cognex Corp. (1)	171,136	4,482,052
IDEX Corp.	198,355	7,658,487
JLG Industries Inc. (1)	198,163	5,445,519

		17,586,058

MANUFACTURING—2.47%
Ceradyne Inc. (1) (2)	95,246	2,292,571
CLARCOR Inc. (1)	199,937	5,848,157
CUNO Inc. (2)	67,174	4,798,911
Roper Industries Inc.	165,456	11,808,595

		24,748,234

MEDIA—0.11%
Nelson (Thomas) Inc.	50,808	1,105,582

		1,105,582

METAL FABRICATE & HARDWARE—0.69%
Kaydon Corp. (1)	109,494	3,049,408
Mueller Industries Inc.	142,275	3,855,653

		6,905,061

MINING—0.19%
AMCOL International Corp. (1)	101,216	1,901,849

		1,901,849

OIL & GAS—5.88%
Atwood Oceanics Inc. (2)	52,739	3,246,613
Cabot Oil & Gas Corp.	189,893	6,589,287
Frontier Oil Corp. (1)	212,683	6,242,246
Penn Virginia Corp.	71,959	3,214,409
Petroleum Development Corp. (2)	64,496	2,054,198
Remington Oil & Gas Corp. (1) (2)	99,698	3,559,219
Southwestern Energy Co. (1) (2)	283,207	13,305,065
St. Mary Land & Exploration Co. (1)	222,157	6,438,110
Unit Corp. (2)	161,988	7,129,092
Vintage Petroleum Inc.	236,251	7,198,568

		58,976,807

OIL & GAS SERVICES—2.48%
Cal Dive International Inc. (1) (2)	150,311	7,871,787
CARBO Ceramics Inc. (1)	56,022	4,423,497
Hydril Co. LP (2)	83,828	4,556,052
Lone Star Technologies Inc. (2)	115,813	5,269,492
Tetra Technologies Inc. (2)	87,893	2,799,392

		24,920,220

PHARMACEUTICALS—2.99%
Accredo Health Inc. (2)	192,398	8,734,869
Connetics Corp. (1) (2)	134,817	2,378,172
Medicis Pharmaceutical Corp. Class A (1)	210,942	6,693,190
MGI Pharma Inc. (1) (2)	278,466	6,059,420
Nature’s Sunshine Products Inc.	52,076	908,205
Noven Pharmaceuticals Inc. (1) (2)	91,585	1,600,906
Priority Healthcare Corp. Class B (2)	141,439	3,586,893

		29,961,655

REAL ESTATE INVESTMENT TRUSTS—2.69%
Acadia Realty Trust	122,043	2,276,102
EastGroup Properties Inc. (1)	85,452	3,598,384

Essex Property Trust Inc. (1)	89,523	7,435,780
Kilroy Realty Corp. (1)	112,325	5,334,314
Shurgard Storage Centers Inc. Class A	181,137	8,325,057

		26,969,637

RETAIL—10.95%
Cato Corp. Class A	121,823	2,515,635
CEC Entertainment Inc. (2)	136,577	5,748,526
Children’s Place Retail Stores Inc. (The) (1) (2)	81,849	3,819,893
Christopher & Banks Corp. (1)	139,113	2,540,203
Electronics Boutique Holdings Corp. (2)	70,566	4,480,235
Finish Line Inc. (The)	180,753	3,419,847
GameStop Corp. Class B (2)	200,300	5,988,970
Genesco Inc. (1) (2)	88,114	3,268,148
Guitar Center Inc. (1) (2)	100,380	5,859,181
Hibbet Sporting Goods Inc. (2)	92,355	3,494,713
Hot Topic Inc. (1) (2)	174,647	3,339,251
IHOP Corp. (1)	77,902	3,380,168
Jack in the Box Inc. (2)	136,659	5,182,109
Men’s Wearhouse Inc. (The) (2)	199,459	6,867,373
Movie Gallery Inc.	111,585	2,949,192
P.F. Chang’s China Bistro Inc. (1) (2)	101,460	5,984,111
Panera Bread Co. Class A (2)	119,620	7,426,608
Papa John’s International Inc. (1) (2)	55,391	2,213,978
Rare Hospitality International Inc. (1) (2)	133,015	4,052,967
Select Comfort Corp. (1) (2)	139,886	2,997,757
Sonic Corp. (2)	234,638	7,163,498
Steak n Shake Co. (The) (2)	107,996	2,010,886
Stein Mart Inc.	134,704	2,963,488
Tractor Supply Co. (1) (2)	138,926	6,821,267
Triarc Companies Inc. Class B (1)	219,963	3,268,650
World Fuel Services Corp. (1)	88,861	2,080,236

		109,836,890

SEMICONDUCTORS—1.27%
ATMI Inc. (1) (2)	144,076	4,179,645
Kulicke & Soffa Industries Inc. (1) (2)	201,270	1,592,046
Microsemi Corp. (1) (2)	239,091	4,494,911
Power Integrations Inc. (1) (2)	114,286	2,465,149

		12,731,751

SOFTWARE—6.15%
ANSYS Inc. (2)	122,705	4,357,255
Avid Technology Inc. (2)	136,467	7,270,962
Cerner Corp. (1) (2)	128,814	8,755,488
Dendrite International Inc. (2)	165,553	2,284,631
FileNET Corp. (2)	159,154	4,001,132
Global Payments Inc. (1)	139,132	9,433,150
Hyperion Solutions Corp. (2)	157,005	6,317,881
ManTech International Corp. Class A (2)	97,749	3,034,129
Progress Software Corp. (2)	144,726	4,363,489
SERENA Software Inc. (2)	131,299	2,534,071
SS&C Technologies Inc.	62,655	1,984,910
Take-Two Interactive Software Inc. (1) (2)	276,886	7,046,749
Zix Corp. (1) (2)	115,577	361,756

		61,745,603

TELECOMMUNICATIONS—0.64%
Commonwealth Telephone Enterprises Inc. (1)	82,097	3,440,685
Harmonic Inc. (1) (2)	284,169	1,372,536
NETGEAR Inc. (2)	86,583	1,610,444

		6,423,665

TRANSPORTATION—2.15%
Forward Air Corp. (1)	125,278	3,541,609
Heartland Express Inc.	236,162	4,588,628
Knight Transportation Inc. (1)	182,830	4,448,254
Landstar System Inc. (1) (2)	232,153	6,992,448
Old Dominion Freight Line Inc. (2)	73,405	1,969,456

		21,540,395

TOTAL COMMON STOCKS (Cost: $797,403,767)		1,002,618,426

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.93%
COMMERCIAL PAPER (3)—7.77%
Alpine Securitization Corp.
3.29%, 08/08/05	$411,169	409,741
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	2,762,587	2,757,007
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	6,304,586	6,292,718
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	685,281	682,767
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	2,607,426	2,603,031
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	1,370,562	1,369,374
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	529,229	529,001
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	493,485	492,966
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	1,370,562	1,368,131
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	1,716,108	1,713,431
Charta LLC
3.31%, 08/11/05 (4)	2,055,843	2,048,093
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	1,288,328	1,287,257
Dexia Delaware LLC
3.04%, 07/01/05	1,817,366	1,817,366
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	1,027,922	1,021,953
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	2,267,554	2,258,075
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	3,635,375	3,629,099
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	274,112	273,149
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	1,484,429	1,481,960
General Electric Capital Corp.
2.74%, 07/07/05	685,281	684,968
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	1,302,034	1,300,275
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	4,563,972	4,544,680
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	4,145,773	4,139,653

Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	685,281	685,281
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	2,005,653	2,003,870
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	2,617,774	2,614,607
Nordea North America Inc.
2.74%, 07/11/05	685,281	684,760
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	2,727,419	2,722,254
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	685,829	685,830
Polonius Inc.
3.15%, 07/11/05 (4)	959,394	958,554
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	4,458,014	4,455,097
Santander Central Hispano
2.75%, 07/08/05	1,713,203	1,712,288
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	2,451,785	2,447,000
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	4,984,735	4,971,315
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	4,462,537	4,457,853
Three Pillars Funding Corp.
3.30%, 07/28/05	199,293	198,800
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	2,672,596	2,672,596
UBS Finance Delaware LLC
3.03%, 07/01/05	2,055,843	2,055,843
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,192,389	1,189,731
Yorktown Capital LLC
3.15%, 07/13/05	796,584	795,748

		78,016,122

FLOATING RATE NOTES (3)—13.13%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	2,549,246	2,549,262
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	3,357,877	3,357,904
American Express Centurion Bank
3.29%, 06/29/06	548,225	548,225
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	3,906,102	3,906,570
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	890,865	890,865
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	890,865	890,743
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	7,044,690	7,044,620
BMW US Capital LLC
3.19%, 07/14/06 (4)	1,370,562	1,370,562
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	4,659,912	4,659,475
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	5,125,903	5,125,580
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	342,641	342,641
Credit Suisse First Boston
3.15%, 05/09/06	1,370,562	1,370,562
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	4,111,687	4,111,455

DEPFA Bank PLC
3.42%, 03/15/06	1,370,562	1,370,562
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	3,316,761	3,316,883
Fairway Finance LLC
3.21%, 10/20/05	548,225	548,217
Fifth Third Bancorp
3.26%, 04/21/06 (4)	2,741,124	2,741,124
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	959,394	959,425
General Electric Capital Corp.
3.28%, 07/07/06	616,753	617,418
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	196,884	196,884
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	1,576,147	1,576,146
Hartford Life Global Funding Trust
3.21%, 07/15/06	1,370,562	1,370,562
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	4,111,687	4,111,686
HSBC Bank USA N.A.
3.57%, 05/04/06	479,697	480,024
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	6,030,474	6,030,500
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	1,439,090	1,439,091
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	5,345,193	5,345,971
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	2,055,843	2,055,843
Marshall & Ilsley Bank
3.36%, 02/20/06	1,370,562	1,371,615
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	2,055,843	2,055,843
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	2,055,843	2,055,692
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	5,071,080	5,071,771
Norddeutsche Landesbank
3.11%, 07/27/05	1,370,562	1,370,528
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	4,111,687	4,111,686
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	5,276,665	5,276,665
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,027,922	1,027,971
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	3,888,970	3,887,876
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	753,809	753,720
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	7,825,910	7,826,126
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	1,370,562	1,370,562
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	2,124,371	2,123,896
SunTrust Bank
3.17%, 04/28/06	2,055,843	2,055,843
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	4,701,028	4,700,739
Toronto-Dominion Bank
3.81%, 06/20/06	1,713,203	1,713,365

UniCredito Italiano SpA
3.34%, 06/14/06	1,781,731	1,781,129
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	3,534,905	3,534,906
Wells Fargo & Co.
3.19%, 07/14/06 (4)	685,281	685,357
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	4,591,383	4,591,205
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	4,605,089	4,604,929
Winston Funding Ltd.
3.23%, 07/23/05 (4)	978,581	978,581
World Savings Bank
3.13%, 09/09/05	479,697	479,688

		131,758,493

MONEY MARKET FUNDS—0.78%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	5,482,249	5,482,249
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5) (6)	1,683,404	1,683,404
BlackRock Temp Cash Money Market Fund 3.04% (3) (6)	198,536	198,536
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3) (6) 3.13%	480,459	480,459

		7,844,648

REPURCHASE AGREEMENTS (3)—4.78%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $23,280,600 and effective yields of 3.40% - 3.44%. (7)	$23,278,383	23,278,383
Goldman Sachs & Co. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $17,819,008 and effective yields of 3.43% - 3.44%. (7)	17,817,309	17,817,309
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a total maturity value of $6,853,458 and an effective yield of 3.40%. (7)	6,852,811	6,852,811

		47,948,503

TIME DEPOSITS (3)—2.27%
American Express Centurion Bank
3.08%, 07/01/05	1,027,922	1,027,922
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	1,370,562	1,370,562
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,918,787	1,918,787
Credit Suisse First Boston
3.16%, 07/13/05	685,281	685,281
Deutsche Bank AG
3.31%, 07/01/05	56,358	56,358
HBOS Treasury Services PLC
3.39%, 12/14/05	822,337	822,337
Key Bank N.A.
3.34%, 07/01/05	4,111,687	4,111,687

Natexis Banques
2.98%, 08/18/05	1,370,562	1,370,562
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	2,467,012	2,466,950
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,096,450	1,096,442
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	959,394	959,380
US Bank N.A.
3.12%, 07/08/05	1,370,562	1,370,562
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	4,111,687	4,111,686
Wells Fargo Bank N.A.
3.04%, 07/01/05	1,370,562	1,370,562

		22,739,078

U.S. GOVERNMENT AGENCY NOTES (3)—0.20%
Federal National Mortgage Association
2.33%, 07/22/05	2,055,843	2,053,055

		2,053,055

TOTAL SHORT-TERM INVESTMENTS (Cost: $290,359,899)		290,359,899

TOTAL INVESTMENTS IN SECURITIES — 128.85% (Cost: $1,087,763,666) (8)		1,292,978,325
Other Assets, Less Liabilities — (28.85%)		(289,531,366)

NET ASSETS — 100.00%		$1,003,446,959

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $1,099,999,658. Net unrealized appreciation aggregated $192,978,667, of which $209,560,161 represented gross unrealized appreciation on securities and $16,581,494 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.92%
AEROSPACE & DEFENSE—2.86%
AAR Corp. (1) (2)	191,297	$3,005,276
Armor Holdings Inc. (1) (2)	203,770	8,071,330
Curtiss-Wright Corp. (2)	127,521	6,879,758
DRS Technologies Inc. (2)	163,603	8,389,562
Esterline Technologies Corp. (1)	148,565	5,954,485
Kaman Corp. Class A	134,833	2,432,387
Moog Inc. Class A (1)	216,368	6,813,428
Triumph Group Inc. (1) (2)	94,061	3,269,560

		44,815,786

AGRICULTURE—0.20%
Alliance One International Inc.	516,664	3,105,151

		3,105,151

AIRLINES—0.61%
Frontier Airlines Inc. (1) (2)	212,950	2,199,773
Mesa Air Group Inc. (1) (2)	177,259	1,189,408
SkyWest Inc.	340,235	6,185,472

		9,574,653

APPAREL—1.23%
Ashworth Inc. (1)	82,873	746,686
Gymboree Corp. (1) (2)	184,415	2,519,109
Haggar Corp.	37,060	754,171
Kellwood Co. (2)	163,975	4,410,927
Oxford Industries Inc. (2)	90,442	3,893,528
Russell Corp. (2)	194,176	3,970,899
Stride Rite Corp.	213,537	2,944,675

		19,239,995

AUTO PARTS & EQUIPMENT—0.29%
Standard Motor Products Inc.	89,010	1,174,932
Superior Industries International Inc. (2)	144,789	3,431,499

		4,606,431

BANKS—8.03%
Amegy Bancorporation Inc. (2)	414,008	9,265,499
Boston Private Financial Holdings Inc. (2)	165,264	4,164,653
Central Pacific Financial Corp.	179,082	6,375,319
Chittenden Corp. (2)	273,777	7,446,734
Community Bank System Inc. (2)	179,052	4,367,078
First BanCorp (Puerto Rico)	226,499	9,093,935
First Republic Bank (2)	142,727	5,042,545
Fremont General Corp. (2)	422,543	10,280,471
Gold Bancorp Inc.	231,558	3,369,169
Irwin Financial Corp.	136,664	3,032,574
Provident Bankshares Corp. (2)	194,467	6,205,442
South Financial Group Inc. (The)	439,356	12,486,498

Sterling Bancshares Inc.	266,867	4,152,451
Susquehanna Bancshares Inc.	275,232	6,767,955
Umpqua Holdings Corp.	262,249	6,173,341
United Bancshares Inc.	229,353	8,167,260
Whitney Holding Corp. (2)	371,203	12,112,354
Wintrust Financial Corp. (2)	138,480	7,249,428

		125,752,706

BIOTECHNOLOGY—0.52%
ArQule Inc. (1)	185,041	1,199,066
Cambrex Corp.	155,654	2,965,209
Regeneron Pharmaceuticals Inc. (1)	285,347	2,394,061
Savient Pharmaceuticals Inc. (1)	359,042	1,583,375

		8,141,711

BUILDING MATERIALS—0.91%
Apogee Enterprises Inc.	161,790	2,486,712
Texas Industries Inc. (2)	133,815	7,524,417
Universal Forest Products Inc.	101,544	4,208,999

		14,220,128

CHEMICALS—1.54%
Arch Chemicals Inc. (2)	139,750	3,488,160
Fuller (H.B.) Co.	169,901	5,786,828
OM Group Inc. (1)	167,987	4,147,599
Penford Corp.	51,932	830,912
PolyOne Corp. (1)	541,702	3,586,067
Quaker Chemical Corp. (2)	57,088	996,186
Schulman (A.) Inc.	181,294	3,243,350
Wellman Inc. (2)	191,752	1,953,953

		24,033,055

COMMERCIAL SERVICES—3.49%
ABM Industries Inc.	264,430	5,156,385
Bowne & Co. Inc. (2)	202,148	2,923,060
CDI Corp. (2)	92,126	2,019,402
Central Parking Corp. (2)	186,035	2,557,981
Coinstar Inc. (1) (2)	149,802	3,399,007
Consolidated Graphics Inc. (1)	75,681	3,085,514
Cross Country Healthcare Inc. (1) (2)	156,268	2,656,556
Heidrick & Struggles International Inc. (1)	115,038	3,000,191
Hooper Holmes Inc.	385,466	1,599,684
MAXIMUS Inc. (2)	118,024	4,165,067
NCO Group Inc. (1) (2)	189,278	4,094,083
On Assignment Inc. (1)	150,972	751,841
PAREXEL International Corp. (1) (2)	154,319	3,063,232
PRG-Schultz International Inc. (1)	256,253	722,633
Rewards Network Inc. (1)	127,243	687,112
SFBC International Inc. (1) (2)	101,342	3,914,841
SOURCECORP Inc. (1)	92,608	1,835,491
Spherion Corp. (1) (2)	364,430	2,405,238
StarTek Inc.	75,740	1,243,651
Viad Corp.	131,679	3,731,783
Volt Information Sciences Inc. (1)	69,724	1,654,551

		54,667,303

COMPUTERS—1.15%
Agilysys Inc.	170,031	2,669,487
Brooktrout Inc. (1)	74,704	833,697
Carreker Corp. (1)	133,160	729,717
Catapult Communications Corp. (1)	66,447	1,133,586
CIBER Inc. (1) (2)	346,849	2,767,855
Hutchinson Technology Inc. (1) (2)	149,027	5,739,030

NYFIX Inc. (1) (2)	181,220	1,071,010
Phoenix Technologies Ltd. (1)	146,818	1,142,244
RadiSys Corp. (1) (2)	117,886	1,903,859

		17,990,485

DISTRIBUTION & WHOLESALE—1.42%
Bell Microproducts Inc. (1) (2)	171,182	1,609,111
Hughes Supply Inc.	391,996	11,015,088
United Stationers Inc. (1) (2)	195,916	9,619,476

		22,243,675

DIVERSIFIED FINANCIAL SERVICES—0.93%
Financial Federal Corp. (2)	102,962	3,978,452
Investment Technology Group Inc. (1) (2)	248,011	5,213,191
Piper Jaffray Companies Inc. (1)	121,451	3,695,754
SWS Group Inc.	94,548	1,624,335

		14,511,732

ELECTRIC—2.79%
ALLETE Inc.	175,955	8,780,154
Avista Corp.	286,133	5,319,212
Central Vermont Public Service Corp.	72,341	1,338,308
CH Energy Group Inc. (2)	92,978	4,521,520
Cleco Corp.	294,356	6,349,259
El Paso Electric Co. (1)	281,596	5,758,638
Green Mountain Power Corp.	30,489	909,792
UIL Holdings Corp. (2)	81,204	4,369,587
UniSource Energy Corp.	203,871	6,269,033

		43,615,503

ELECTRICAL COMPONENTS & EQUIPMENT—0.90%
Advanced Energy Industries Inc. (1) (2)	160,761	1,263,581
Artesyn Technologies Inc. (1)	233,673	2,032,955
Belden CDT Inc. (2)	277,934	5,892,201
C&D Technologies Inc.	149,701	1,375,752
Magnetek Inc. (1) (2)	170,764	438,863
Wilson Greatbatch Technologies Inc. (1) (2)	127,269	3,041,729

		14,045,081

ELECTRONICS—4.57%
Analogic Corp.	74,666	3,757,193
Bel Fuse Inc. Class B	67,844	2,073,313
Benchmark Electronics Inc. (1) (2)	245,916	7,480,765
Checkpoint Systems Inc. (1) (2)	223,188	3,950,428
Coherent Inc. (1) (2)	181,657	6,541,469
CTS Corp. (2)	217,294	2,670,543
Cubic Corp. (2)	124,771	2,213,438
Cymer Inc. (1) (2)	213,728	5,631,733
Electro Scientific Industries Inc. (1) (2)	168,404	3,011,064
FEI Co. (1) (2)	171,899	3,921,016
Keithley Instruments Inc.	89,657	1,381,614
Meade Instruments Corp. (1)	100,537	280,498
Methode Electronics Inc.	215,025	2,552,347
Park Electrochemical Corp.	112,207	2,827,616
Paxar Corp. (1)	226,803	4,025,753
Photon Dynamics Inc. (1) (2)	99,968	2,060,340
Planar Systems Inc. (1) (2)	88,083	647,410
SBS Technologies Inc. (1)	92,045	854,178
Technitrol Inc. (2)	239,297	3,381,267
Watts Water Technologies Inc. Class A (2)	170,298	5,703,280
Woodward Governor Co.	62,616	5,261,622
X-Rite Inc.	115,830	1,333,203

		71,560,090

ENGINEERING & CONSTRUCTION—1.68%
EMCOR Group Inc. (1) (2)	91,432	4,471,025
Insituform Technologies Inc. Class A (1) (2)	158,486	2,540,531
Shaw Group Inc. (The) (1) (2)	457,790	9,847,063
URS Corp. (1)	252,459	9,429,344

		26,287,963

ENTERTAINMENT—0.30%
Pinnacle Entertainment Inc. (1) (2)	238,976	4,674,371

		4,674,371

ENVIRONMENTAL CONTROL—0.53%
Aleris International Inc. (1) (2)	169,236	3,816,272
Tetra Tech Inc. (1) (2)	334,447	4,525,068

		8,341,340

FOOD—2.98%
American Italian Pasta Co. Class A (2)	108,967	2,290,486
Corn Products International Inc.	443,648	10,541,076
Hain Celestial Group Inc. (1) (2)	196,710	3,835,845
J&J Snack Foods Corp.	46,667	2,443,017
Nash Finch Co. (2)	75,321	2,767,294
Performance Food Group Co. (1) (2)	277,118	8,371,735
Ralcorp Holdings Inc.	174,900	7,197,135
Sanderson Farms Inc.	92,570	4,206,381
TreeHouse Foods Inc. (1)	177,559	5,062,207

		46,715,176

FOREST PRODUCTS & PAPER—1.03%
Buckeye Technologies Inc. (1)	197,588	1,574,776
Caraustar Industries Inc. (1) (2)	169,984	1,784,832
Neenah Paper Inc.	87,054	2,696,062
Pope & Talbot Inc.	95,980	1,065,378
Rock-Tenn Co. Class A	197,789	2,502,031
Schweitzer-Mauduit International Inc. (2)	89,810	2,795,785
Wausau Paper Corp.	305,696	3,662,238

		16,081,102

GAS—4.06%
Atmos Energy Corp.	471,717	13,585,450
Cascade Natural Gas Corp. (2)	67,101	1,375,570
Laclede Group Inc. (The) (2)	124,533	3,955,168
New Jersey Resources Corp.	161,871	7,810,276
Northwest Natural Gas Co. (2)	162,543	6,215,644
Piedmont Natural Gas Co. (2)	452,619	10,871,908
Southern Union Co. (1)	573,252	14,073,337
Southwest Gas Corp.	221,921	5,661,205

		63,548,558

HAND & MACHINE TOOLS—0.32%
Regal-Beloit Corp. (2)	171,340	4,996,274

		4,996,274

HEALTH CARE - PRODUCTS—2.48%
CONMED Corp. (1)	173,305	5,332,595
Cooper Companies Inc. (2)	260,358	15,845,388
Datascope Corp.	80,468	2,683,608
Invacare Corp. (2)	186,485	8,272,475
Osteotech Inc. (1)	102,661	377,792
Viasys Healthcare Inc. (1)	174,711	3,946,721
Vital Sign Inc.	54,545	2,362,889

		38,821,468

HEALTH CARE - SERVICES—0.72%
Gentiva Health Services Inc. (1) (2)	137,978	2,464,287
RehabCare Group Inc. (1)	99,001	2,646,297
Sunrise Senior Living Inc. (1) (2)	112,864	6,092,399

		11,202,983

HOME BUILDERS—2.89%
Coachmen Industries Inc. (2)	88,436	1,108,103
Fleetwood Enterprises Inc. (1)	327,718	3,326,338
M.D.C. Holdings Inc.	224,359	18,453,528
Monaco Coach Corp. (2)	173,902	2,989,375
Skyline Corp.	45,123	1,801,761
Standard-Pacific Corp.	200,086	17,597,564

		45,276,669

HOME FURNISHINGS—0.42%
Applica Inc. (1)	134,023	432,894
Bassett Furniture Industries Inc. (2)	65,251	1,230,634
Fedders Corp. (2)	162,148	356,726
La-Z-Boy Inc. (2)	307,722	4,483,510

		6,503,764

HOUSEHOLD PRODUCTS & WARES—0.78%
Russ Berrie & Co. Inc. (2)	99,619	1,276,119
Spectrum Brands Inc. (1)	257,465	8,496,345
Standard Register Co. (The)	156,060	2,467,309

		12,239,773

HOUSEWARES—0.20%
Enesco Group Inc. (1)	87,785	262,477
Libbey Inc.	81,794	1,293,163
National Presto Industries Inc.	34,279	1,510,676

		3,066,316

INSURANCE—3.97%
Delphi Financial Group Inc. Class A	176,846	7,807,751
Hilb, Rogal & Hobbs Co. (2)	210,166	7,229,710
Infinity Property & Casualty Corp.	122,039	4,256,720
LandAmerica Financial Group Inc. (2)	106,715	6,335,670
Presidential Life Corp.	151,028	2,584,089
ProAssurance Corp. (1) (2)	172,587	7,207,233
RLI Corp.	136,526	6,089,060
SCPIE Holdings Inc. (1)	59,064	672,739
Selective Insurance Group Inc. (2)	167,345	8,291,945
Stewart Information Services Corp.	106,928	4,490,976
UICI	239,572	7,132,058

		62,097,951

INTERNET—0.63%
Internet Security Systems Inc. (1) (2)	253,008	5,133,532
MIVA Inc. (1) (2)	166,152	770,945
Napster Inc. (1) (2)	257,500	1,081,500
PC-Tel Inc. (1)	116,251	910,245
Verity Inc. (1)	222,176	1,948,484

		9,844,706

IRON & STEEL—1.18%
Carpenter Technology Corp. (2)	145,120	7,517,216
Material Sciences Corp. (1)	79,101	1,151,711
Reliance Steel & Aluminum Co.	176,675	6,549,342
Ryerson Tull Inc. (2)	148,354	2,117,012
Steel Technologies Inc. (2)	71,739	1,212,389

		18,547,670

LEISURE TIME—0.54%
Arctic Cat Inc.	93,042	1,910,152
K2 Inc. (1) (2)	281,228	3,565,971
Multimedia Games Inc. (1) (2)	162,049	1,784,159
Pegasus Solutions Inc. (1) (2)	113,721	1,267,989

		8,528,271

LODGING—0.67%
Aztar Corp. (1) (2)	205,455	7,036,834
Marcus Corp. (2)	163,139	3,461,810

		10,498,644

MACHINERY—3.09%
Albany International Corp. Class A	187,083	6,007,235
Applied Industrial Technologies Inc.	161,324	5,209,152
Astec Industries Inc. (1)	109,464	2,538,470
Briggs & Stratton Corp. (2)	304,434	10,539,505
Gardner Denver Inc. (1)	148,107	5,195,594
Gerber Scientific Inc. (1)	124,648	867,550
Lindsay Manufacturing Co. (2)	68,381	1,612,424
Manitowoc Co. Inc. (The)	177,497	7,280,927
Robbins & Myers Inc. (2)	77,010	1,656,485
Stewart & Stevenson Services Inc.	171,624	3,889,000
Thomas Industries Inc.	87,627	3,501,575

		48,297,917

MANUFACTURING—2.45%
Acuity Brands Inc.	260,357	6,688,571
AptarGroup Inc.	209,433	10,639,196
Barnes Group Inc. (2)	125,932	4,168,349
Griffon Corp. (1) (2)	158,550	3,519,810
Lydall Inc. (1)	94,948	818,452
Myers Industries Inc.	194,766	2,434,575
Smith (A.O.) Corp.	145,311	3,881,257
Standex International Corp.	68,630	1,949,778
Sturm Ruger & Co. Inc.	143,027	1,197,136
Tredegar Corp. (2)	195,900	3,056,040

		38,353,164

MEDIA—0.10%
4Kids Entertainment Inc. (1) (2)	78,751	1,565,570

		1,565,570

METAL FABRICATE & HARDWARE—2.25%
Castle (A.M.) & Co. (1)	76,422	1,181,484
Commercial Metals Co.	356,748	8,497,737
Lawson Products Inc.	41,077	1,594,609
Quanex Corp. (2)	148,851	7,890,592
Timken Co. (The) (2)	539,347	12,458,916
Valmont Industries Inc.	121,041	3,122,858
Wolverine Tube Inc. (1) (2)	89,649	526,240

		35,272,436

MINING—0.58%
Brush Engineered Materials Inc. (1)	113,606	1,620,022
Century Aluminum Co. (1) (2)	163,058	3,326,383
RTI International Metals Inc. (1) (2)	130,754	4,106,983

		9,053,388

OFFICE & BUSINESS EQUIPMENT—0.45%
Global Imaging Systems Inc. (1) (2)	136,998	4,364,756
Imagistics International Inc. (1)	96,323	2,697,044

		7,061,800

OFFICE FURNISHINGS—0.15%
Interface Inc. Class A (1) (2)	293,791	2,365,018

		2,365,018

OIL & GAS—2.45%
Cimarex Energy Co. (1)	479,679	18,664,310
Spinnaker Exploration Co. (1) (2)	180,513	6,406,406
Stone Energy Corp. (1)	150,597	7,364,193
Swift Energy Co. (1) (2)	167,154	5,987,456

		38,422,365

OIL & GAS SERVICES—2.37%
Dril-Quip Inc. (1)	71,165	2,064,497
Input/Output Inc. (1) (2)	399,966	2,511,786
Maverick Tube Corp. (1)	253,038	7,540,532
Oceaneering International Inc. (1) (2)	153,154	5,919,402
Seacor Holdings Inc. (1) (2)	146,401	9,413,584
Veritas DGC Inc. (1) (2)	199,695	5,539,539
W-H Energy Services Inc. (1) (2)	164,880	4,110,458

		37,099,798

PACKAGING & CONTAINERS—0.16%
Chesapeake Corp.	116,487	2,439,238

		2,439,238

PHARMACEUTICALS—0.95%
Alpharma Inc. Class A	278,482	4,029,635
Bradley Pharmaceuticals Inc. (1) (2)	87,634	942,065
NBTY Inc. (1) (2)	360,748	9,357,803
Theragenics Corp. (1)	190,309	612,795

		14,942,298

REAL ESTATE INVESTMENT TRUSTS—5.19%
Capital Automotive REIT (2)	250,690	9,568,837
Colonial Properties Trust (2)	233,163	10,259,172
Commercial Net Lease Realty Inc. (2)	307,950	6,303,737
CRT Properties Inc. (2)	187,702	5,124,265
Entertainment Properties Trust (2)	150,992	6,945,632
Gables Residential Trust	172,625	7,462,579
Glenborough Realty Trust Inc.	212,677	4,379,019
Lexington Corporate Properties Trust	289,979	7,049,389
New Century Financial Corp. (2)	305,947	15,740,973
Parkway Properties Inc.	83,010	4,151,330
Sovran Self Storage Inc.	95,288	4,331,792

		81,316,725

RETAIL—7.65%
Brown Shoe Co. Inc.	108,092	4,231,802
Burlington Coat Factory Warehouse Corp. (2)	187,451	7,992,911
Casey’s General Store Inc. (2)	296,006	5,866,839
Cash America International Inc.	173,221	3,485,207
Cost Plus Inc. (1) (2)	129,853	3,238,534
Dress Barn Inc. (1) (2)	153,875	3,482,191
Fred’s Inc. (2)	234,845	3,893,730
Goody’s Family Clothing Inc. (2)	155,336	1,145,603
Group 1 Automotive Inc. (1) (2)	139,908	3,363,388
Hancock Fabrics Inc. (2)	112,754	748,687
Haverty Furniture Companies Inc.	134,386	1,986,225
Insight Enterprises Inc. (1) (2)	285,474	5,760,865
Jill (J.) Group Inc. (The) (1) (2)	111,897	1,538,584

Jo-Ann Stores Inc. (1) (2)	136,561	3,603,845
Landry’s Restaurants Inc. (2)	120,445	3,624,190
Linens ’n Things Inc. (1)	266,994	6,317,078
Lone Star Steakhouse & Saloon Inc.	113,758	3,459,381
Longs Drug Stores Corp. (2)	192,097	8,269,776
O’Charley’s Inc. (1)	131,039	2,314,149
Pep Boys-Manny, Moe & Jack Inc. (2)	327,735	4,437,532
Ryan’s Restaurant Group Inc. (1)	248,265	3,478,193
School Specialty Inc. (1) (2)	134,491	6,253,832
ShopKo Stores Inc. (1)	177,633	4,318,258
Sonic Automotive Inc.	211,470	4,495,852
Stage Stores Inc. (1) (2)	106,853	4,658,791
TBC Corp. (1)	132,721	3,600,721
Too Inc. (1) (2)	195,567	4,570,401
Zale Corp. (1) (2)	302,048	9,571,901

		119,708,466

SAVINGS & LOANS—4.14%
Anchor BanCorp Wisconsin Inc. (2)	123,696	3,743,041
BankAtlantic Bancorp Inc. Class A	314,463	5,959,074
BankUnited Financial Corp. Class A (2)	165,949	4,487,261
Brookline Bancorp Inc. (2)	363,763	5,914,786
Commercial Federal Corp.	225,651	7,599,926
Dime Community Bancshares (2)	197,958	3,008,962
Downey Financial Corp.	139,703	10,226,260
FirstFed Financial Corp. (1)	97,531	5,813,823
Flagstar Bancorp Inc. (2)	278,104	5,264,509
MAF Bancorp Inc. (2)	180,980	7,715,177
Sterling Financial Corp. (Washington) (1) (2)	136,000	5,086,400

		64,819,219

SEMICONDUCTORS—3.68%
Actel Corp. (1)	148,794	2,068,237
Axcelis Technologies Inc. (1)	591,003	4,054,281
Brooks Automation Inc. (1) (2)	267,005	3,965,024
Cohu Inc.	127,959	2,565,578
DSP Group Inc. (1)	167,085	3,988,319
ESS Technology Inc. (1) (2)	208,463	877,629
Exar Corp. (1) (2)	253,213	3,770,342
Helix Technology Corp. (2)	154,400	2,050,432
Kopin Corp. (1)	415,991	2,121,554
Pericom Semiconductor Corp. (1)	155,830	1,268,456
Photronics Inc. (1) (2)	235,881	5,505,463
Rudolph Technologies Inc. (1) (2)	89,889	1,288,109
Skyworks Solutions Inc. (1) (2)	929,346	6,849,280
Standard Microsystems Corp. (1)	110,476	2,582,929
Supertex Inc. (1)	76,920	1,358,407
Ultratech Inc. (1) (2)	141,044	2,581,105
Varian Semiconductor Equipment Associates Inc. (1) (2)	217,218	8,037,066
Veeco Instruments Inc. (1) (2)	165,503	2,694,389

		57,626,600

SOFTWARE—2.15%
Altiris Inc. (1) (2)	139,489	2,047,699
Captaris Inc. (1) (2)	175,846	728,002
Digi International Inc. (1)	133,117	1,578,768
eFunds Corp. (1)	267,209	4,807,090
EPIQ Systems Inc. (1) (2)	93,045	1,522,216
Inter-Tel Inc.	142,270	2,647,645
JDA Software Group Inc. (1)	171,814	1,955,243
MapInfo Corp. (1)	121,949	1,281,684
MRO Software Inc. (1)	136,089	1,988,260
NDCHealth Corp. (2)	212,665	3,821,590

Pinnacle Systems Inc. (1)	419,389	2,306,640
SPSS Inc. (1)	98,919	1,900,234
THQ Inc. (1) (2)	240,533	7,040,401

		33,625,472

STORAGE & WAREHOUSING—0.19%
Mobile Mini Inc. (1) (2)	87,430	3,014,586

		3,014,586

TELECOMMUNICATIONS—2.26%
Adaptec Inc. (1) (2)	664,984	2,580,138
Aeroflex Inc. (1) (2)	441,212	3,706,181
Anixter International Inc. (1)	205,032	7,621,039
Applied Signal Technology Inc. (2)	66,916	1,274,081
Audiovox Corp. Class A (1) (2)	124,417	1,928,464
Black Box Corp. (2)	102,434	3,626,164
C-COR Inc. (1) (2)	282,100	1,932,385
Ditech Communications Corp. (1)	188,854	1,225,662
General Communication Inc. Class A (1)	297,459	2,935,920
Intrado Inc. (1) (2)	104,278	1,559,999
Network Equipment Technologies Inc. (1)	145,759	752,116
Symmetricom Inc. (1) (2)	271,943	2,820,049
Tollgrade Communications Inc. (1)	78,525	588,938
Viasat Inc. (1)	142,759	2,902,290

		35,453,426

TEXTILES—0.38%
Angelica Corp. (2)	54,229	1,329,153
G&K Services Inc. Class A	124,386	4,693,084

		6,022,237

TOYS, GAMES & HOBBIES—0.31%
Action Performance Companies Inc. (2)	109,352	964,485
Department 56 Inc. (1)	81,061	830,875
Jakks Pacific Inc. (1)	157,257	3,020,907

		4,816,267

TRANSPORTATION—1.96%
Arkansas Best Corp.	142,077	4,519,469
EGL Inc. (1) (2)	277,164	5,631,972
Kansas City Southern Industries Inc. (1) (2)	483,339	9,753,781
Kirby Corp. (1)	139,337	6,284,099
Offshore Logistics Inc. (1) (2)	137,532	4,516,551

		30,705,872

WATER—0.19%
American States Water Co.	98,907	2,904,899

		2,904,899

TOTAL COMMON STOCKS (Cost: $1,459,693,847)		1,564,283,245

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—29.03%
COMMERCIAL PAPER (3)—7.84%
Alpine Securitization Corp.
3.29%, 08/08/05	$647,272	645,024
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	4,348,933	4,340,149

Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	9,924,835	9,906,152
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	1,078,786	1,074,829
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	4,104,675	4,097,755
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	2,157,573	2,155,703
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	833,125	832,766
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	776,856	776,040
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	2,157,573	2,153,746
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	2,701,540	2,697,327
Charta LLC
3.31%, 08/11/05 (4)	3,236,359	3,224,159
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	2,028,119	2,026,432
Dexia Delaware LLC
3.04%, 07/01/05	2,860,942	2,860,942
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	1,618,180	1,608,783
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	3,569,640	3,554,718
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	5,722,897	5,713,017
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	431,515	429,998
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	2,336,824	2,332,937
General Electric Capital Corp.
2.74%, 07/07/05	1,078,786	1,078,294
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	2,049,694	2,046,926
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	7,184,718	7,154,347
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	6,526,377	6,516,744
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	1,078,786	1,078,786
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	3,157,349	3,154,542
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	4,120,964	4,115,978
Nordea North America Inc.
2.74%, 07/11/05	1,078,786	1,077,965
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	4,293,570	4,285,439
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	1,079,649	1,079,649
Polonius Inc.
3.15%, 07/11/05 (4)	1,510,301	1,508,980
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	7,017,916	7,013,325
Santander Central Hispano
2.75%, 07/08/05	2,696,966	2,695,527
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	3,859,661	3,852,128
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	7,847,093	7,825,967

Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	7,025,036	7,017,663
Three Pillars Funding Corp.
3.30%, 07/28/05	313,733	312,956
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	4,207,267	4,207,268
UBS Finance Delaware LLC
3.03%, 07/01/05	3,236,359	3,236,359
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	1,877,088	1,872,904
Yorktown Capital LLC
3.15%, 07/13/05	1,254,003	1,252,686

		122,814,910

FLOATING RATE NOTES (3)—13.25%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	4,013,086	4,013,111
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	5,286,054	5,286,096
American Express Centurion Bank
3.29%, 06/29/06	863,029	863,029
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	6,149,083	6,149,820
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	1,402,422	1,402,422
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	1,402,422	1,402,229
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	11,089,925	11,089,816
BMW US Capital LLC
3.19%, 07/14/06 (4)	2,157,573	2,157,573
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	7,335,748	7,335,060
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	8,069,323	8,068,815
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	539,393	539,393
Credit Suisse First Boston
3.15%, 05/09/06	2,157,573	2,157,573
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	6,472,719	6,472,354
DEPFA Bank PLC
3.42%, 03/15/06	2,157,573	2,157,573
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	5,221,326	5,221,519
Fairway Finance LLC
3.21%, 10/20/05	863,029	863,016
Fifth Third Bancorp
3.26%, 04/21/06 (4)	4,315,146	4,315,146
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	1,510,301	1,510,352
General Electric Capital Corp.
3.28%, 07/07/06	970,908	971,954
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	309,939	309,939
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	2,481,209	2,481,208
Hartford Life Global Funding Trust
3.21%, 07/15/06	2,157,573	2,157,573
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	6,472,719	6,472,719

HSBC Bank USA N.A.
3.57%, 05/04/06	755,151	755,666
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	9,493,321	9,493,362
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	2,265,452	2,265,452
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	8,414,534	8,415,761
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	3,236,359	3,236,359
Marshall & Ilsley Bank
3.36%, 02/20/06	2,157,573	2,159,229
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	3,236,359	3,236,359
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	3,236,359	3,236,122
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	7,983,020	7,984,107
Norddeutsche Landesbank
3.11%, 07/27/05	2,157,573	2,157,519
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	6,472,719	6,472,719
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	8,306,656	8,306,656
Principal Life Income Funding Trusts
3.21%, 05/10/06	1,618,180	1,618,257
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	6,122,113	6,120,390
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	1,186,665	1,186,525
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	12,319,741	12,320,067
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	2,157,573	2,157,573
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	3,344,238	3,343,489
SunTrust Bank
3.17%, 04/28/06	3,236,359	3,236,359
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	7,400,475	7,400,019
Toronto-Dominion Bank
3.81%, 06/20/06	2,696,966	2,697,221
UniCredito Italiano SpA
3.34%, 06/14/06	2,804,845	2,803,897
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	5,564,735	5,564,735
Wells Fargo & Co.
3.19%, 07/14/06 (4)	1,078,786	1,078,906
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	7,227,869	7,227,587
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	7,249,445	7,249,195
Winston Funding Ltd.
3.23%, 07/23/05 (4)	1,540,507	1,540,507
World Savings Bank
3.13%, 09/09/05	755,151	755,136

		207,417,464

MONEY MARKET FUNDS (3)—0.62%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (5) (6)	8,630,292	8,630,292

BlackRock Temp Cash Money Market Fund 3.04% (6)	312,540	312,540
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (6)	756,350	756,350

		9,699,182

REPURCHASE AGREEMENTS (3)—4.82%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $36,648,895 and effective yields of 3.40% - 3.44%. (7)	$36,645,404	36,645,404
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $28,051,122 and effective yields of 3.43% - 3.44%. (7)	28,048,448	28,048,448
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $10,788,883 and an effective yield of 3.40%. (7)	10,787,864	10,787,864

		75,481,716

TIME DEPOSITS (3)—2.29%
American Express Centurion Bank
3.08%, 07/01/05	1,618,180	1,618,180
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	2,157,573	2,157,573
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	3,020,602	3,020,602
Credit Suisse First Boston
3.16%, 07/13/05	1,078,786	1,078,786
Deutsche Bank AG
3.31%, 07/01/05	88,719	88,719
HBOS Treasury Services PLC
3.39%, 12/14/05	1,294,544	1,294,544
Key Bank N.A.
3.34%, 07/01/05	6,472,719	6,472,719
Natexis Banques
2.98%, 08/18/05	2,157,573	2,157,573
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	3,883,631	3,883,534
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,726,058	1,726,048
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	1,510,301	1,510,279
US Bank N.A.
3.12%, 07/08/05	2,157,573	2,157,573
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	6,472,719	6,472,718
Wells Fargo Bank N.A.
3.04%, 07/01/05	2,157,573	2,157,573

		35,796,421

U.S. GOVERNMENT AGENCY NOTES (3)—0.21%
Federal National Mortgage Association
2.33%, 07/22/05	3,236,359	3,231,970

		3,231,970

TOTAL SHORT-TERM INVESTMENTS (Cost: $454,441,663)	454,441,663

TOTAL INVESTMENTS IN SECURITIES — 128.95% (Cost: $1,914,135,510) (8)	2,018,724,908
Other Assets, Less Liabilities — (28.95%)	(453,209,431)

NET ASSETS — 100.00%	$1,565,515,477

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $1,936,092,048. Net unrealized appreciation aggregated $82,632,860, of which $167,319,702 represented gross unrealized appreciation on securities and $84,686,842 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2005

Security	Shares	Value
COMMON STOCKS—99.47%
ADVERTISING—0.25%
DENTSU Inc.	91	$225,016

		225,016

AGRICULTURE—0.81%
Japan Tobacco Inc.	56	747,947

		747,947

AIRLINES—0.61%
All Nippon Airways Co. Ltd.	91,000	277,574
Japan Airlines System Corp. (1)	105,000	283,323

		560,897

AUTO MANUFACTURERS—10.93%
Honda Motor Co. Ltd.	48,300	2,384,270
Nissan Motor Co. Ltd.	135,800	1,345,622
Suzuki Motor Corp.	24,500	385,376
Toyota Motor Corp.	165,200	5,918,635

		10,033,903

AUTO PARTS & EQUIPMENT—1.77%
Bridgestone Corp.	42,000	809,223
Denso Corp.	28,700	653,980
NOK Corp.	5,600	156,665

		1,619,868

BANKS—7.33%
Mitsubishi Tokyo Financial Group Inc.	217	1,842,767
Mizuho Financial Group Inc.	406	1,839,293
Nipponkoa Insurance Co. Ltd.	42,000	273,279
Sumitomo Mitsui Financial Group Inc.	231	1,563,487
Sumitomo Trust & Banking Co. Ltd. (The)	49,000	298,484
UFJ Holdings Inc. (2)	175	912,824

		6,730,134

BEVERAGES—0.85%
Asahi Breweries Ltd.	25,200	300,644
Kirin Brewery Co. Ltd.	49,000	474,921

		775,565

BUILDING MATERIALS—1.54%
Asahi Glass Co. Ltd.	56,000	589,261
Daikin Industries Ltd.	14,000	350,600
JS Group Corp.	14,000	237,271
Matsushita Electric Works Ltd.	28,000	233,481

		1,410,613

CHEMICALS—3.19%
Asahi Kasei Corp.	77,000	366,898
JSR Corp.	14,000	295,641

Mitsubishi Chemical Corp.	119,000	349,021
Mitsui Chemicals Inc.	42,000	246,747
Nitto Denko Corp.	9,100	522,299
Shin-Etsu Chemical Co. Ltd.	21,700	824,447
Sumitomo Chemical Co. Ltd.	70,000	322,173

		2,927,226

COMMERCIAL SERVICES—1.22%
Dai Nippon Printing Co. Ltd.	42,000	677,322
Toppan Printing Co. Ltd.	42,000	445,357

		1,122,679

COMPUTERS—1.21%
Fujitsu Ltd.	112,000	588,250
TDK Corp.	7,700	525,332

		1,113,582

COSMETICS & PERSONAL CARE—1.13%
Kao Corp.	28,000	660,771
Shiseido Co. Ltd.	21,000	265,319
Uni-Charm Corp. (1)	2,800	112,697

		1,038,787

DISTRIBUTION & WHOLESALE—3.24%
Itochu Corp.	77,000	389,829
Marubeni Corp.	84,000	288,819
Mitsubishi Corp.	77,000	1,047,884
Mitsui & Co. Ltd.	84,000	795,957
Sumitomo Corp.	56,000	449,274

		2,971,763

DIVERSIFIED FINANCIAL SERVICES—4.86%
Acom Co. Ltd.	5,250	336,860
Credit Saison Co. Ltd.	10,500	349,653
Daiwa Securities Group Inc.	84,000	520,025
Nikko Cordial Corp.	77,000	339,103
Nomura Holdings Inc.	119,000	1,425,079
ORIX Corp.	5,600	840,935
Promise Co. Ltd.	5,250	336,860
Takefuji Corp.	4,620	312,697

		4,461,212

ELECTRIC—4.36%
Chubu Electric Power Co. Inc.	37,100	890,587
Kansai Electric Power Co. Inc.	46,200	929,754
Kyushu Electric Power Co. Inc.	25,200	548,073
Tokyo Electric Power Co. Inc. (The)	68,600	1,637,461

		4,005,875

ELECTRICAL COMPONENTS & EQUIPMENT—4.50%
Fujikura Ltd.	21,000	102,716
Furukawa Electric Co. Ltd. (2)	35,000	135,818
Hitachi Ltd.	189,000	1,149,589
Mitsubishi Electric Corp.	119,000	631,459
Sanyo Electric Co. Ltd. (1)	84,000	214,529
Sharp Corp.	49,000	766,772
Sumitomo Electric Industries Ltd.	42,000	430,575
Toshiba Corp. (1)	175,000	698,042

		4,129,500

ELECTRONICS—5.01%
Advantest Corp. (1)	5,600	413,898
Fanuc Ltd.	9,800	623,500

Hirose Electric Co. Ltd.	2,100	231,396
Keyence Corp.	2,100	471,131
Kyocera Corp.	10,500	803,538
Murata Manufacturing Co. Ltd.	12,600	642,451
NEC Corp.	112,000	606,443
NGK Insulators Ltd.	21,000	204,864
Secom Co. Ltd.	14,000	602,653

		4,599,874

ENGINEERING & CONSTRUCTION—0.92%
Kajima Corp. (1)	56,000	207,202
Obayashi Corp.	42,000	226,279
Shimizu Corp.	42,000	195,957
Taisei Corp.	63,000	212,634

		842,072

ENTERTAINMENT—0.23%
Oriental Land Co. Ltd.	3,500	207,833

		207,833

FOOD—0.69%
Ajinomoto Co. Inc.	28,000	312,066
Nippon Meat Packers Inc.	14,000	162,855
Nissin Food Products Co. Ltd.	6,300	161,750

		636,671

FOREST PRODUCTS & PAPER—0.54%
Nippon Paper Group Inc.	56	205,685
Oji Paper Co. Ltd.	56,000	292,609

		498,294

GAS—1.01%
Osaka Gas Co. Ltd.	119,000	374,795
Tokyo Gas Co. Ltd. (1)	147,000	550,537

		925,332

HAND & MACHINE TOOLS—0.42%
SMC Corp.	3,500	382,186

		382,186

HEALTH CARE - PRODUCTS—1.12%
Hoya Corp.	6,300	727,732
Terumo Corp.	10,500	303,222

		1,030,954

HOME BUILDERS—0.74%
Daiwa House Industry Co. Ltd.	28,000	321,162
Sekisui House Ltd.	35,000	354,075

		675,237

HOME FURNISHINGS—4.47%
Matsushita Electric Industrial Co. Ltd.	126,000	1,913,708
Pioneer Corp.	7,700	116,671
Sony Corp.	60,200	2,075,300

		4,105,679

HOUSEWARES—0.06%
TOTO Ltd.	7,000	55,401

		55,401

INSURANCE—3.50%
Millea Holdings Inc.	98	1,317,751
Mitsui Sumitomo Insurance Co. Ltd.	91,000	820,404

Sompo Japan Insurance Inc.	56,000	566,014
T&D Holdings Inc.	10,850	511,118

		3,215,287

INTERNET—1.14%
Softbank Corp. (1)	14,700	577,069
Yahoo! Japan Corp. (1)	224	471,004

		1,048,073

IRON & STEEL—2.50%
JFE Holdings Inc.	30,125	744,901
Kobe Steel Ltd. (1)	119,000	224,447
Nippon Steel Corp.	413,000	961,592
Sumitomo Metal Industries Ltd.	210,000	360,076

		2,291,016

MACHINERY—0.85%
Komatsu Ltd.	56,000	435,123
Kubota Corp.	63,000	345,673

		780,796

MANUFACTURING—2.06%
Fuji Photo Film Co. Ltd.	28,000	902,085
Kawasaki Heavy Industries Ltd. (1)	91,000	174,921
Konica Minolta Holdings Inc.	28,000	261,781
Mitsubishi Heavy Industries Ltd.	210,000	549,589

		1,888,376

MEDIA—0.16%
Nippon Television Network Corp.	1,050	142,988

		142,988

METAL FABRICATE & HARDWARE—0.16%
NSK Ltd. (1)	28,000	143,778

		143,778

MINING—0.62%
Mitsubishi Materials Corp. (1)	70,000	165,509
Mitsui Mining & Smelting Co. Ltd.	35,000	164,561
Sumitomo Metal Mining Co. Ltd.	35,000	240,366

		570,436

OFFICE & BUSINESS EQUIPMENT—3.37%
Canon Inc.	48,300	2,545,546
Ricoh Corp. Ltd.	35,000	547,378

		3,092,924

OIL & GAS—0.74%
Nippon Oil Corp.	77,000	523,247
TonenGeneral Sekiyu K.K.	14,000	151,611

		674,858

PACKAGING & CONTAINERS—0.12%
Toyo Seikan Kaisha Ltd.	7,000	110,739

		110,739

PHARMACEUTICALS—5.50%
Astellas Pharma Inc.	30,128	1,030,459
Daiichi Pharmaceutical Co. Ltd.	14,000	310,171
Eisai Co. Ltd.	16,100	541,946
Sankyo Co. Ltd.	23,800	457,486
Taisho Pharmaceutical Co. Ltd.	14,000	272,900
Takeda Pharmaceutical Co. Ltd.	49,000	2,432,091

		5,045,053

REAL ESTATE—1.78%
Mitsubishi Estate Co. Ltd. (1)	70,000	771,320
Mitsui Fudosan Co. Ltd.	49,000	550,537
Sumitomo Realty & Development Co. Ltd. (1)	28,000	314,340

		1,636,197

RETAIL—2.32%
AEON Co. Ltd.	37,100	566,159
Ito-Yokado Co. Ltd.	21,000	697,410
Marui Co. Ltd.	21,000	283,323
Seven-Eleven Japan Co. Ltd.	21,000	583,702

		2,130,594

SEMICONDUCTORS—1.30%
Rohm Co. Ltd.	7,000	675,932
Tokyo Electron Ltd.	9,800	519,141

		1,195,073

TELECOMMUNICATIONS—4.62%
Nippon Telegraph & Telephone Corp. (1)	581	2,490,524
NTT Data Corp. (1)	56	191,535
NTT DoCoMo Inc.	1,050	1,554,011

		4,236,070

TEXTILES—0.79%
Kuraray Co. Ltd.	21,000	199,179
Teijin Ltd.	35,000	162,666
Toray Industries Inc.	77,000	365,509

		727,354

TOYS, GAMES & HOBBIES—0.72%
Nintendo Co. Ltd.	6,300	659,507

		659,507

TRANSPORTATION—4.21%
Central Japan Railway Co. (1)	63	487,239
East Japan Railway Co.	224	1,152,243
Kintetsu Corp. (1)	84,000	256,222
Mitsui O.S.K. Lines Ltd.	63,000	389,450
Nippon Express Co. Ltd.	56,000	243,588
Nippon Yusen Kabushiki Kaisha	63,000	362,729
Odakyu Electric Railway Co. Ltd. (1)	28,000	148,073
Tokyu Corp.	49,000	220,215
West Japan Railway Co.	91	312,066
Yamato Transport Co. Ltd.	21,000	291,851

		3,863,676

TOTAL COMMON STOCKS (Cost: $86,236,391)		91,286,895

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.46%
COMMERCIAL PAPER (3)—1.47%
Alpine Securitization Corp.
3.29%, 08/08/05	$7,128	7,098
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	47,890	47,793

Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	109,290	109,085
ANZ National Bank Ltd.
2.94%, 08/15/05 (4)	11,879	11,836
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	45,200	45,124
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	23,759	23,738
Bryant Park Funding LLC
3.10%, 07/06/05 (4)	9,174	9,170
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (4)	8,555	8,546
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	23,759	23,717
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	29,749	29,702
Charta LLC
3.31%, 08/11/05 (4)	35,638	35,504
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	22,333	22,315
Dexia Delaware LLC
3.04%, 07/01/05	31,504	31,504
Edison Asset Securitization LLC
3.12%, 09/06/05 (4)	17,819	17,716
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	39,308	39,144
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	63,019	62,912
Ford Credit Floorplan Motown
3.33%, 08/08/05 (4)	4,752	4,735
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	25,733	25,690
General Electric Capital Corp.
2.74%, 07/07/05	11,879	11,874
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	22,571	22,540
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	79,117	78,783
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	71,867	71,761
Liberty Street Funding Corp.
3.05%, 07/01/05 (4)	11,879	11,879
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	34,768	34,737
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	45,379	45,325
Nordea North America Inc.
2.74%, 07/11/05	11,879	11,870
Park Avenue Receivables Corp.
3.25%, 07/22/05 (4)	47,280	47,191
Park Granada LLC
3.08% - 3.09%, 07/01/05 (4)	11,889	11,889
Polonius Inc.
3.15%, 07/11/05 (4)	16,631	16,617
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	77,280	77,230
Santander Central Hispano
2.75%, 07/08/05	29,698	29,683
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	42,502	42,418
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	86,411	86,178

Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	77,358	77,277
Three Pillars Funding Corp.
3.30%, 07/28/05	3,455	3,446
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (4)	46,330	46,330
UBS Finance Delaware LLC
3.03%, 07/01/05	35,638	35,638
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	20,670	20,624
Yorktown Capital LLC
3.15%, 07/13/05	13,809	13,794

		1,352,413

FLOATING RATE NOTES (3)—2.49%
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	44,191	44,191
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	58,209	58,209
American Express Centurion Bank
3.29%, 06/29/06	9,504	9,504
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	67,713	67,720
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (4)	15,443	15,443
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	15,443	15,441
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	122,120	122,120
BMW US Capital LLC
3.19%, 07/14/06 (4)	23,759	23,759
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	80,780	80,773
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	88,858	88,852
Commodore CDO Ltd.
3.47%, 12/12/05 (4)	5,940	5,940
Credit Suisse First Boston
3.15%, 05/09/06	23,759	23,759
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	71,276	71,273
DEPFA Bank PLC
3.42%, 03/15/06	23,759	23,759
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	57,496	57,498
Fairway Finance LLC
3.21%, 10/20/05	9,504	9,503
Fifth Third Bancorp
3.26%, 04/21/06 (4)	47,518	47,518
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	16,631	16,631
General Electric Capital Corp.
3.28%, 07/07/06	10,691	10,703
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	3,413	3,413
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	27,323	27,322
Hartford Life Global Funding Trust
3.21%, 07/15/06	23,759	23,759
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	71,276	71,277

HSBC Bank USA N.A.
3.57%, 05/04/06	8,316	8,321
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	104,539	104,539
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (4)	24,947	24,947
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	92,659	92,673
Lothian Mortgages PLC
3.29%, 01/24/06 (4)	35,638	35,638
Marshall & Ilsley Bank
3.36%, 02/20/06	23,759	23,777
Metropolitan Life Global Funding I
3.14%, 07/06/06 (4)	35,638	35,638
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	35,638	35,636
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	87,908	87,920
Norddeutsche Landesbank
3.11%, 07/27/05	23,759	23,758
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	71,276	71,277
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	91,471	91,471
Principal Life Income Funding Trusts
3.21%, 05/10/06	17,819	17,820
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	67,416	67,397
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (4)	13,067	13,066
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	135,663	135,668
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (4)	23,759	23,759
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	36,826	36,818
SunTrust Bank
3.17%, 04/28/06	35,638	35,638
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	81,493	81,488
Toronto-Dominion Bank
3.81%, 06/20/06	29,698	29,701
UniCredito Italiano SpA
3.34%, 06/14/06	30,886	30,876
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (4)	61,278	61,278
Wells Fargo & Co.
3.19%, 07/14/06 (4)	11,879	11,881
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	79,592	79,589
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	79,830	79,826
Winston Funding Ltd.
3.23%, 07/23/05 (4)	16,964	16,964
World Savings Bank
3.13%, 09/09/05	8,316	8,315

		2,284,046

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3) (5) (6)	95,035	95,035

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.20% (5) (6)	1,943	1,943
BlackRock Temp Cash Money Market Fund
3.04% (3) (6)	3,442	3,442
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares
3.13% (3) (6)	8,329	8,329

		108,749

REPURCHASE AGREEMENTS (3)—0.91%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $403,571 and effective yields of 3.40% - 3.44%. (7)	$403,533	403,533
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $308,893 and effective yields of 3.43% - 3.44%. (7)	308,864	308,864
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $118,805 and an effective yield of 3.40%. (7)	118,794	118,794

		831,191

TIME DEPOSITS (3)—0.43%
American Express Centurion Bank
3.08%, 07/01/05	17,819	17,819
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	23,759	23,759
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	33,262	33,263
Credit Suisse First Boston
3.16%, 07/13/05	11,879	11,879
Deutsche Bank AG
3.31%, 07/01/05	977	977
HBOS Treasury Services PLC
3.39%, 12/14/05	14,255	14,255
Key Bank N.A.
3.34%, 07/01/05	71,276	71,276
Natexis Banques
2.98%, 08/18/05	23,759	23,759
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	42,766	42,765
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	19,007	19,007
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	16,631	16,631
US Bank N.A.
3.12%, 07/08/05	23,759	23,759
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	71,276	71,276
Wells Fargo Bank N.A.
3.04%, 07/01/05	23,759	23,759

		394,184

U.S. GOVERNMENT AGENCY NOTES (3)—0.04%
Federal National Mortgage Association
2.33%, 07/22/05	35,638	35,590

		35,590

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,006,173)		5,006,173

TOTAL INVESTMENTS IN SECURITIES — 104.93% (Cost: $91,242,564) (8)		96,293,068
Other Assets, Less Liabilities — (4.93%)		(4,520,264)

NET ASSETS — 100.00%		$91,772,804

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The cost of investments for federal income tax purposes was $91,325,677. Net unrealized appreciation aggregated $4,967,391, of which $8,465,183 represented gross unrealized appreciation on securities and $3,497,792 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of June 30, 2005, the Trust offered 74 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth, iShares S&P SmallCap 600/BARRA Value, and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares S&P Global 100 Index Fund, the iShares S&P Global Financials Sector Index Fund and the iShares S&P Europe 350 Index Fund seek to match the price performance of their benchmark index by investing in common stocks included in their benchmark index, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate, for the quarter ended June 30, 2005, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Nasdaq Biotechnology
IMMF	442	9,727	10,058	111	$110,858	$1,162	$—
Russell 1000
IMMF	1,670	93,713	94,811	572	572,149	10,543	—
Russell 1000 Growth
IMMF	1,547	144,834	144,155	2,226	2,226,247	16,006	—
Russell 1000 Value
IMMF	3,780	237,558	235,558	5,780	5,779,739	26,603	—
Russell 2000
IMMF	3,039	371,383	360,975	13,447	13,446,708	41,846	—
Russell 2000 Growth
IMMF	836	118,448	116,814	2,470	2,470,137	13,656	—
Russell 2000 Value
IMMF	1,546	160,671	155,923	6,294	6,294,407	17,548	—
Russell 3000
IMMF	1,476	90,493	91,655	314	314,352	10,479	—
Russell 3000 Growth
IMMF	29	5,658	5,610	77	77,213	73,229	—

Russell 3000 Value
IMMF	182	19,969	19,871	280	279,699	215,227	—
Russell Midcap
IMMF	1,287	52,391	52,532	1,146	1,145,614	5,807	—
Russell Midcap Growth
IMMF	247	32,725	32,970	2	2,399	3,666	—
Russell Midcap Value
IMMF	1,752	56,207	57,771	188	188,251	6,354	—
S&P 100
IMMF	4,973	34,748	39,611	110	110,031	4,303	—
S&P 1500
IMMF	518	3,912	4,389	41	40,788	483	—
S&P 500
IMMF	84,294	532,485	610,719	6,060	6,060,344	67,399	—
S&P 500/BARRA Growth
IMMF	10,949	133,479	142,931	1,497	1,496,503	23,896	—
S&P 500/BARRA Value
IMMF	23,264	137,429	158,323	2,370	2,369,669	41,936	—
S&P Europe 350
Barclays PLC	1,244	40	40	1,244	12,389,968	—	44,890
IMMF	249	31,645	31,724	170	169,584	3,446	—
S&P Global 100
Barclays PLC	304	25	—	329	3,273,453	—	—
IMMF	107	15,395	15,287	215	215,004	1,771	—
S&P Global Energy Sector
IMMF	289	21,984	21,957	316	316,064	2,699	—
S&P Global Financials Sector
Barclays PLC	95	8	—	103	1,028,285	—	—
IMMF	174	4,139	4,294	19	19,193	491	—
S&P Global Healthcare Sector
IMMF	123	18,357	18,334	146	146,104	2,229	—
S&P Global Technology Sector
IMMF	12	1,660	1,642	30	30,272	194	—
S&P Global Telecommunications Sector
IMMF	49	2,753	2,783	19	19,417	59,502	—
S&P Latin America 40
IMMF	576	42,060	42,091	545	544,769	5,049	—
S&P MidCap 400
IMMF	13,726	83,598	95,557	1,767	1,766,969	10,188	—

S&P MidCap 400/BARRA Growth
IMMF	3,242	58,537	61,059	720	720,485	6,772	—
S&P MidCap 400/BARRA Value
IMMF	14,257	73,181	86,339	1,099	1,099,385	9,147	—
S&P SmallCap 600
IMMF	11,084	143,644	152,898	1,830	1,830,360	17,326	—
S&P SmallCap 600/BARRA Growth
IMMF	1,701	32,196	32,214	1,683	1,683,404	4,010	—
S&P SmallCap 600/BARRA Value
IMMF	6,372	83,124	89,496	—	—	9,895	—
S&P/TOPIX 150
IMMF	1	1,523	1,522	2	1,943	172	—

During the quarter ended June 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	August 25, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	August 25, 2005